UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21145
SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Chris Madden, Esq.	W. John McGuire, Esq.
State Street Bank and Trust Company	Morgan, Lewis & Bockius LLP
One Lincoln Street/CPH0326	2020 K Street NW
Boston, MA 02111	Washington, D.C. 20006
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BELGIUM — 2.2%
Anheuser-Busch InBev NV	48,950	$5,370,522

FRANCE — 12.0%
Air Liquide SA	21,201	2,638,542
AXA SA	127,886	2,971,944
BNP Paribas SA	68,776	4,099,536
LVMH Moet Hennessy Louis Vuitton SA	16,719	2,675,527
Sanofi	74,329	6,804,998
Schneider Electric SE	35,896	2,632,654
Total SA	146,295	7,527,073

		29,350,274

GERMANY — 14.9%
Allianz SE	28,111	4,672,059
BASF SE	56,497	4,777,291
Bayer AG	50,867	6,955,333
Daimler AG	61,306	5,116,425
Deutsche Bank AG	79,895	2,415,474
Deutsche Telekom AG	190,549	3,055,103
SAP SE	58,602	4,131,296
Siemens AG	48,425	5,493,439

		36,616,420

ITALY — 1.2%
ENI SpA	165,959	2,913,880

NETHERLANDS — 2.8%
ING Groep NV (a)	237,314	3,109,963
Unilever NV	96,067	3,794,266

		6,904,229

SPAIN — 5.6%
Banco Bilbao Vizcaya Argentaria SA	379,607	3,607,685
Banco Santander SA	774,084	6,553,020
Telefonica SA	245,759	3,544,778

		13,705,483

SWITZERLAND — 24.0%
ABB, Ltd. (a)	142,383	3,029,212
Cie Financiere Richemont SA	32,109	2,869,500
Credit Suisse Group AG (a)	93,758	2,366,478
Glencore PLC (a)	609,255	2,838,543
Nestle SA	198,362	14,562,983
Novartis AG	158,138	14,697,373
Roche Holding AG	43,216	11,738,538
UBS Group AG (a)	221,366	3,807,321
Zurich Insurance Group AG (a)	9,197	2,885,025

		58,794,973

UNITED KINGDOM — 36.9%
AstraZeneca PLC	77,672	5,517,169
Barclays PLC	1,012,128	3,842,821
BG Group PLC	209,804	2,829,734
BHP Billiton PLC	129,855	2,811,385
BP PLC	1,121,951	7,190,042
British American Tobacco PLC	114,665	6,257,699
BT Group PLC	501,343	3,138,602
Diageo PLC	154,511	4,453,430
GlaxoSmithKline PLC	299,001	6,415,150
HSBC Holdings PLC	1,180,266	11,200,247
Lloyds Banking Group PLC (a)	3,297,108	3,897,918
National Grid PLC	239,213	3,424,447
Prudential PLC	157,873	3,672,759
Reckitt Benckiser Group PLC	40,562	3,295,132
Rio Tinto PLC	76,444	3,575,859
Royal Dutch Shell PLC (Class A)	240,570	8,051,875
Standard Chartered PLC	124,495	1,869,364
Unilever PLC	80,855	3,313,202
Vodafone Group PLC	1,629,737	5,657,909

		90,414,744

TOTAL COMMON STOCKS —
(Cost $264,089,996)		244,070,525

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a) (Cost $37,242)	379,607	36,288

SHORT TERM INVESTMENT — 0.7%
UNITED STATES — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.07% (c)(d) (Cost $1,647,297)	1,647,297	1,647,297

TOTAL INVESTMENTS — 100.3%
(Cost $265,774,535)		245,754,110
OTHER ASSETS & LIABILITIES — (0.3)%		(686,142)

NET ASSETS — 100.0%		$245,067,968

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	21.2%
Banks	15.8
Oil, Gas & Consumable Fuels	11.6
Food Products	8.7
Insurance	5.8
Beverages	4.0
Diversified Telecommunication Services	3.9
Metals & Mining	3.8
Capital Markets	3.5
Chemicals	3.1
Tobacco	2.6
Electrical Equipment	2.3
Wireless Telecommunication Services	2.3
Textiles, Apparel & Luxury Goods	2.3
Industrial Conglomerates	2.2
Automobiles	2.1
Software	1.7
Multi-Utilities	1.4
Household Products	1.3
Short Term Investment	0.7
Other Assets & Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 3.6%
Anheuser-Busch InBev NV	1,253,561	$141,638,975

FINLAND — 1.2%
Nokia Oyj	6,075,268	48,225,048

FRANCE — 33.8%
Air Liquide SA	559,157	69,589,136
AXA SA	3,372,815	78,380,895
BNP Paribas SA	1,813,847	108,118,110
Carrefour SA	1,015,071	31,075,658
Compagnie de Saint-Gobain	812,212	34,624,653
Danone SA	970,562	63,947,645
Essilor International SA	348,930	39,131,610
GDF Suez	2,599,052	61,107,027
L’Oreal SA	395,363	66,642,384
LVMH Moet Hennessy Louis Vuitton SA	440,935	70,562,448
Orange SA	3,139,512	53,755,384
Sanofi	1,959,943	179,437,481
Schneider Electric SE	946,686	69,431,032
Societe Generale SA	1,306,239	55,305,710
Total SA	3,858,291	198,514,220
Unibail-Rodamco SE	159,060	40,967,364
Vinci SA	836,112	46,044,173
Vivendi SA (a)	2,077,383	52,009,233

		1,318,644,163

GERMANY — 32.3%
Allianz SE	741,374	123,216,651
BASF SE	1,489,998	125,991,709
Bayer AG	1,341,532	183,435,279
Bayerische Motoren Werke AG	520,523	56,542,439
Daimler AG	1,616,857	134,938,296
Deutsche Bank AG	2,107,088	63,703,811
Deutsche Post AG	1,550,484	50,740,841
Deutsche Telekom AG	5,025,442	80,573,741
E.ON SE	3,246,140	55,757,851
Muenchener Rueckversicherungs- Gesellschaft AG	248,016	49,743,532
RWE AG	783,170	24,307,864
SAP SE	1,545,572	108,958,999
Siemens AG	1,276,193	144,774,149
Volkswagen AG Preference Shares	250,298	55,925,526

		1,258,610,688

ITALY — 7.5%
Assicurazioni Generali SpA	2,191,267	45,076,232
Enel SpA	10,489,135	46,911,036
ENI SpA	4,376,887	76,848,630
Intesa Sanpaolo SpA	22,728,596	66,611,641
UniCredit SpA	9,034,339	58,322,240

		293,769,779

LUXEMBOURG — 0.0% (b)
APERAM SA (a)	1	30

NETHERLANDS — 8.7%
Airbus Group NV	931,309	46,598,582
ASML Holding NV	607,480	65,789,775
ING Groep NV (a)	6,258,790	82,020,464
Koninklijke Philips NV	1,551,956	45,352,363
Unilever NV	2,533,596	100,067,005

		339,828,189

SPAIN — 12.8%
Banco Bilbao Vizcaya Argentaria SA	10,018,173	95,210,054
Banco Santander SA (c)	20,429,150	172,943,197
Iberdrola SA	8,699,479	58,918,534
Inditex SA	1,704,883	48,903,273
Repsol SA (c)	1,597,310	30,045,769
Telefonica SA (c)	6,481,688	93,490,561

		499,511,388

TOTAL COMMON STOCKS —
(Cost $4,043,839,602)		3,900,228,260

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a)(c)	10,018,173	957,677
Repsol SA (expiring 1/8/15) (a)(c)	1,597,310	883,301

TOTAL RIGHTS —
(Cost $1,907,445)		1,840,978

SHORT TERM INVESTMENTS — 1.0%
UNITED STATES — 1.0%
MONEY MARKET FUNDS — 1.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	5,561,102	5,561,102
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	31,475,001	31,475,001

TOTAL SHORT TERM INVESTMENT —
(Cost $37,036,103)		37,036,103

TOTAL INVESTMENTS — 100.9%
(Cost $4,082,783,150)		3,939,105,341
OTHER ASSETS & LIABILITIES — (0.9)%		(36,373,615)

NET ASSETS — 100.0%		$3,902,731,726

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	A portion of the security was on loan at December 31, 2014.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	16.3%
Pharmaceuticals	9.3
Oil, Gas & Consumable Fuels	7.9
Insurance	7.6
Diversified Telecommunication Services	7.2
Automobiles	6.4
Chemicals	5.0
Industrial Conglomerates	4.8
Food Products	4.2
Beverages	3.6
Multi-Utilities	3.6
Software	2.8
Electric Utilities	2.7
Textiles, Apparel & Luxury Goods	1.8
Electrical Equipment	1.8
Personal Products	1.7
Semiconductors & Semiconductor Equipment	1.7
Capital Markets	1.6
Air Freight & Logistics	1.3
Specialty Retail	1.3
Communications Equipment	1.2
Aerospace & Defense	1.2
Construction & Engineering	1.2
Real Estate Investment Trusts	1.0
Health Care Equipment & Supplies	1.0
Building Products	0.9
Food & Staples Retailing	0.8
Metals & Mining	0.0 ***
Short Term Investments	1.0
Other Assets & Liabilities	(0.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRIA — 2.3%
IMMOFINANZ AG (a)	18,346	$46,441
Raiffeisen Bank International AG	2,222	33,703
Vienna Insurance Group AG Wiener Versicherung Gruppe	741	33,248

		113,392

BELGIUM — 5.1%
Ackermans & van haaren NV	433	53,495
bpost SA	1,930	48,541
Cofinimmo SA	335	38,903
Colruyt SA	1,156	53,813
Telenet Group Holding NV (a)	974	54,728

		249,480

FINLAND — 6.0%
Amer Sports Oyj	2,287	44,444
Huhtamaki Oyj	1,796	47,464
Kesko Oyj (Class B)	1,318	48,132
Neste Oil Oyj	2,469	59,932
Orion Oyj (Class B)	1,942	60,557
Outokumpu Oyj (a)	5,637	32,550

		293,079

FRANCE — 18.8%
Air France-KLM (a)	4,874	46,970
Bollore SA	11,674	53,255
CNP Assurances	2,884	51,387
Eurazeo SA	759	53,462
Fonciere Des Regions	531	49,347
Havas SA	5,090	41,617
Hermes International	166	59,216
ICADE	684	54,958
Imerys SA	644	47,543
JCDecaux SA	1,302	45,004
Lagardere SCA	1,971	51,516
Neopost SA	667	38,051
Orpea	685	43,003
Remy Cointreau SA	458	30,681
Rubis SCA	674	38,556
SEB SA	470	35,016
Societe BIC SA	515	68,456
Societe Television Francaise 1	2,305	35,478
Teleperformance	1,104	75,385

		918,901

GERMANY — 19.6%
Axel Springer SE	830	50,297
Bilfinger SE	888	49,810
Deutsche Euroshop AG	875	38,323
Dialog Semiconductor PLC (a)	1,372	48,685
Evonik Industries AG	1,274	41,816
Fraport AG Frankfurt Airport Services Worldwide	716	41,622
Freenet AG	2,472	70,878
Fuchs Petrolub SE Preference Shares	1,341	54,027
Gerresheimer AG	575	31,275
Kabel Deutschland Holding AG (a)	400	54,404
LEG Immobilien AG (a)	1,101	82,587
Leoni AG	631	37,715
MorphoSys AG (a)	481	44,601
OSRAM Licht AG (a)	1,677	66,478
Rheinmetall AG	764	33,531
Rhoen-Klinikum AG	828	23,240
Stada Arzneimittel AG	1,169	35,717
Telefonica Deutschland Holding AG (a)	9,989	53,353
Wirecard AG	2,258	99,606

		957,965

GREECE — 4.7%
Alpha Bank AE (a)	82,905	46,950
Eurobank Ergasias SA (a)	183,350	41,488
Hellenic Telecommunications Organization SA (a)	4,730	52,084
OPAP SA	4,125	44,424
Piraeus Bank SA (a)	38,947	42,886

		227,832

IRELAND — 4.2%
C&C Group PLC	6,835	29,940
Glanbia PLC	3,349	51,467
Kingspan Group PLC	2,823	49,019
Paddy Power PLC	908	75,713

		206,139

ITALY — 9.8%
Azimut Holding SpA	2,008	43,809
Banca Popolare dell’Emilia Romagna SC (a)	9,258	61,222
Banca Popolare di Milano Scarl (a)	84,763	55,643
Banca Popolare di Sondrio Scarl	8,750	32,780
Davide Campari-Milano SpA	5,493	34,298
Exor SpA	1,849	76,160
Finmeccanica SpA (a)	7,789	72,903
Mediaset SpA (a)	13,385	55,716
UnipolSai SpA	16,075	43,455

		475,986

LUXEMBOURG — 4.2%
Eurofins Scientific SE	167	42,851
GAGFAH SA (a)	3,985	89,208
RTL Group SA	744	71,230

		203,289

NETHERLANDS — 13.8%
Aalberts Industries NV	1,851	54,954
ASM International NV	1,010	42,898
Corio NV	1,350	66,372
Delta Lloyd NV	3,847	84,652
Koninklijke Vopak NV	1,147	59,799
NN Group NV (a)	1,930	58,023
Nutreco NV	1,220	65,671
OCI NV (a)	1,754	61,317
PostNL NV (a)	8,510	31,922
SBM Offshore NV (a)	3,561	42,146
TNT Express NV	9,029	60,538
Wereldhave NV	676	46,626

		674,918

PORTUGAL — 1.0%
Jeronimo Martins SGPS SA	4,723	47,635

SPAIN — 9.0%
Abengoa SA (Class B)	10,410	23,077
Bolsas y Mercados Espanoles SA	1,530	59,503
Endesa SA	6,102	122,201
Gamesa Corp. Tecnologica SA (a)	4,333	39,633

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mapfre SA	19,186	$65,307
Mediaset Espana Comunicacion SA (a)	3,823	48,319
Viscofan SA	854	45,536
Zardoya Otis SA	3,247	36,147

		439,723

UNITED KINGDOM — 1.3%
Jazztel PLC (a)	4,235	64,313

TOTAL COMMON STOCKS —
(Cost $5,708,688)		4,872,652

SHORT TERM INVESTMENT — 0.9%
UNITED STATES — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.07% (b)(c) (Cost $44,050)	44,050	44,050

TOTAL INVESTMENTS — 100.7%
(Cost $5,752,738)		4,916,702
OTHER ASSETS & LIABILITIES — (0.7)%		(32,148)

NET ASSETS — 100.0%		$4,884,554

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR EURO STOXX Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Media	10.4%
Insurance	6.8
Banks	6.5
Real Estate Investment Trusts	5.3
Real Estate Management & Development	5.2
Diversified Financial Services	5.0
Air Freight & Logistics	3.9
Diversified Telecommunication Services	3.5
Food Products	3.3
Food & Staples Retailing	3.1
Electric Utilities	2.5
Hotels, Restaurants & Leisure	2.4
Oil, Gas & Consumable Fuels	2.4
Commercial Services & Supplies	2.4
Health Care Providers & Services	2.3
Electrical Equipment	2.2
IT Services	2.0
Chemicals	2.0
Pharmaceuticals	1.9
Beverages	1.9
Semiconductors & Semiconductor Equipment	1.9
Machinery	1.9
Construction & Engineering	1.8
Life Sciences Tools & Services	1.5
Professional Services	1.5
Aerospace & Defense	1.5
Wireless Telecommunication Services	1.4
Textiles, Apparel & Luxury Goods	1.2
Building Products	1.0
Construction Materials	1.0
Containers & Packaging	1.0
Airlines	1.0
Leisure Products	0.9
Capital Markets	0.9
Energy Equipment & Services	0.9
Transportation Infrastructure	0.9
Gas Utilities	0.8
Technology Hardware, Storage & Peripherals	0.8
Auto Components	0.8
Household Durables	0.7
Industrial Conglomerates	0.7
Metals & Mining	0.7
Short Term Investment	0.9
Other Assets & Liabilities	(0.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CHINA — 31.8%
21Vianet Group, Inc. ADR (a)(b)	18,336	$283,658
58.com Inc, ADR (a)(b)	9,424	391,567
Agricultural Bank of China, Ltd. (Class H)	5,480,000	2,770,086
Air China, Ltd.	1,225,414	990,779
Alibaba Group Holding, Ltd. ADR (a)(b)	91,276	9,487,227
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	2,038,304	943,605
Angang Steel Co., Ltd. (a)	811,244	690,434
Anhui Conch Cement Co., Ltd. (Class H) (a)	1,054,750	3,951,139
Anta Sports Products, Ltd. (a)	186,000	328,594
Baidu, Inc. ADR (b)	73,736	16,809,596
Bank of China, Ltd. (Class H)	18,278,466	10,300,250
Bank of Communications Co., Ltd. (Class H)	5,052,630	4,717,182
Bitauto Holdings, Ltd. ADR (b)	5,122	360,640
Boyaa Interactive International, Ltd. (a)	221,200	162,302
Brilliance China Automotive Holdings, Ltd.	706,000	1,134,356
BYD Co., Ltd. (a)	175,800	688,025
BYD Electronic International Co., Ltd.	223,500	216,155
CAR, Inc. (a)(b)	361,618	485,897
Chanjet Information Technology Co., Ltd. (Class H) (b)	184,600	338,023
China Animal Healthcare, Ltd. (a)	305,700	212,871
China Cinda Asset Management Co., Ltd. (Class H) (b)	2,211,600	1,078,015
China CITIC Bank Corp., Ltd. (Class H)	2,547,341	2,043,168
China Coal Energy Co., Ltd. (Class H) (a)	1,303,000	816,596
China Communications Construction Co., Ltd. (Class H)	1,293,000	1,555,632
China Conch Venture Holdings, Ltd.	86,000	187,418
China Construction Bank Corp. (Class H)	22,944,148	18,846,815
China COSCO Holdings Co., Ltd. (a)(b)	1,700,230	839,717
China Everbright, Ltd.	202,000	482,413
China International Marine Containers Group Co., Ltd. (Class H)	169,600	376,605
China Life Insurance Co., Ltd. (Class H)	2,008,708	7,887,343
China Longyuan Power Group Corp.	936,000	974,038
China Merchants Bank Co., Ltd. (Class H)	1,590,760	3,991,849
China Merchants Property Development Co., Ltd.	296,126	759,900
China Minsheng Banking Corp., Ltd. (Class H)	1,736,600	2,284,160
China National Building Material Co., Ltd. (Class H) (a)	828,000	805,060
China Oilfield Services, Ltd. (Class H)	532,557	924,353
China Pacific Insurance Group Co., Ltd.	453,200	2,302,569
China Petroleum & Chemical Corp. (Class H)	6,817,726	5,494,728
China Railway Construction Corp., Ltd. (Class H)	469,000	597,525
China Railway Group, Ltd. (Class H)	1,246,000	1,025,098
China Shenhua Energy Co., Ltd. (Class H)	1,007,040	2,980,273
China Shipping Container Lines Co., Ltd. (a)(b)	3,287,339	1,038,573
China Shipping Development Co., Ltd. (a)(b)	937,215	642,950
China Telecom Corp., Ltd. (Class H)	4,983,320	2,917,435
China Vanke Co., Ltd. (Class H) (b)	251,100	560,169
Chongqing Changan Automobile Co., Ltd. (Class B)	158,400	358,679
CITIC Securities Co., Ltd. (Class H)	203,000	764,373
Consun Pharmaceutical Group, Ltd.	338,400	255,278
Country Garden Holdings Co., Ltd.	1,463,333	584,967
CT Environmental Group, Ltd.	194,000	199,382
Ctrip.com International, Ltd. ADR (b)	48,330	2,199,015
Datang International Power Generation Co., Ltd. (Class H)	698,000	375,334
Dongfeng Motor Group Co., Ltd. (Class H)	880,468	1,246,644
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	22,538	209,378
E-House China Holdings, Ltd. ADR	32,474	235,112
FIH Mobile, Ltd. (a)(b)	646,000	290,726
Great Wall Motor Co., Ltd. (Class H)	235,000	1,336,390
Guangzhou Automobile Group Co., Ltd. (Class H)	1,680,032	1,529,498
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	858,976	1,051,172
Haitian International Holdings, Ltd.	151,000	318,557
Haitong Securities Co., Ltd. (Class H) (a)	364,000	916,237
Hengan International Group Co., Ltd.	95,500	998,121
Huadian Power International Co., Ltd. (Class H)	384,000	336,718
Huaneng Power International, Inc. (Class H)	1,736,472	2,346,690
Industrial & Commercial Bank of China, Ltd. (Class H)	19,786,138	14,441,226
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	475,010	680,214
JD.com, Inc. ADR (b)	76,114	1,761,278
Jiangsu Expressway Co., Ltd. (Class H)	1,680,299	2,006,431
Jiangsu Future Land Co., Ltd. (c)	164,103	83,200
Jiangxi Copper Co., Ltd. (Class H) (a)	981,578	1,683,461
Jingwei Textile Machinery (Class H)	202,000	233,913
Jintian Pharmaceutical Group, Ltd. (a)	468,000	160,529
Kama Co., Ltd. (Class B) (b)	1,119,000	604,260
Kangda International Environmental Co., Ltd. (a)(b)(d)	435,000	192,402
Kingsoft Corp., Ltd. (a)	205,000	407,100
Konka Group Co., Ltd.	287,100	122,913
Lao Feng Xiang Co., Ltd.	102,600	306,261
Leju Holdings, Ltd. ADR (b)	1,585	17,055
Livzon Pharmaceutical Group, Inc. (Class H)	18,700	114,180

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Luthai Textile Co., Ltd.	81,000	$107,480
Luye Pharma Group, Ltd. (b)	408,000	525,596
Maanshan Iron & Steel (a)(b)	1,708,971	511,269
Mindray Medical International, Ltd. ADR	23,211	612,770
MOBI Development Co., Ltd.	935,000	173,620
NetEase, Inc. ADR	32,464	3,218,481
New China Life Insurance Co., Ltd. (Class H)	119,400	602,785
New Oriental Education & Technology Group, Inc. ADR (b)	28,190	575,358
People’s Insurance Co. Group of China, Ltd. (Class H)	1,125,000	526,606
Perfect World Co., Ltd. ADR	20,284	319,676
PetroChina Co., Ltd. (Class H)	5,345,208	5,927,747
Phoenix Healthcare Group Co., Ltd. (a)	144,000	265,537
PICC Property & Casualty Co., Ltd. (Class H)	1,042,289	2,026,824
Ping An Insurance Group Co. of China, Ltd. (Class H)	572,864	5,843,252
Poly Culture Group Corp., Ltd. (Class H) (a)(b)	61,100	188,307
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	22,024	1,261,094
REXLot Holdings, Ltd. (a)	2,850,000	231,533
Semiconductor Manufacturing International Corp. (b)	14,505,837	1,328,091
SGSB Group Co., Ltd. (b)	329,100	223,130
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	144,000	278,535
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	472,000	381,016
Shanghai Electric Group Co., Ltd. (Class H)	1,590,418	847,009
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	83,000	298,613
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (a)(b)	472,000	395,623
Shanghai Highly Group Co., Ltd. (c)	510,200	292,345
Shanghai Jinjiang International Travel Co., Ltd. (Class B)	431,104	1,120,439
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (Class B)	121,200	317,180
Shanghai Mechanical and Electrical Industry Co., Ltd. (Class B)	93,500	198,220
Shanghai Prime Machinery Co., Ltd. (Class H)	1,182,000	169,187
Shenzhou International Group Holdings, Ltd.	127,000	419,247
Sihuan Pharmaceutical Holdings Group, Ltd.	1,459,000	976,448
Sina Corp. (a)(b)	28,458	1,064,614
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	2,826,878	827,484
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class H) (a)(b)	394,000	124,477
Sinopharm Group Co. (a)	233,600	826,879
Sohu.com, Inc. (a)(b)	8,025	426,770
SouFun Holdings, Ltd. ADR	38,518	284,648
SPT Energy Group, Inc. (a)	492,000	90,725
Sunny Optical Technology Group Co., Ltd.	226,800	391,314
TAL Education Group ADR (a)(b)	12,498	351,069
Tencent Holdings, Ltd.	1,357,070	19,687,083
Tingyi Cayman Islands Holding Corp.	1,098,383	2,509,829
Tong Ren Tang Technologies Co., Ltd. (Class H)	263,000	339,821
Trina Solar, Ltd. ADR (a)(b)	15,572	144,197
Tsingtao Brewery Co., Ltd. (Class H)	72,000	488,365
Vipshop Holdings, Ltd. ADS (a)(b)	73,758	1,441,231
Want Want China Holdings, Ltd. (a)	2,151,000	2,834,771
Wisdom Holdings Group	316,000	183,369
WuXi PharmaTech Cayman, Inc. ADR (b)	17,414	586,329
Xinchen China Power Holdings, Ltd. (b)	495,000	155,748
Xinyi Glass Holdings, Ltd.	658,000	331,764
Xinyi Solar Holdings, Ltd. (a)	517,200	142,725
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	876,882	742,905
Yestar International Holdings Co., Ltd.	800,000	190,848
Youku Tudou, Inc. ADR (a)(b)	30,174	537,399
YY, Inc. ADR (a)(b)	7,068	440,619
Zhejiang Expressway Co., Ltd. (Class H)	386,000	448,476
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	162,000	945,279
Zijin Mining Group Co., Ltd. (Class H) (a)	3,114,685	883,616
ZTE Corp. (Class H)	150,800	327,469

		222,954,323

HONG KONG — 10.2%
AAC Technologies Holdings, Inc. (a)	161,000	862,628
Agile Property Holdings, Ltd. (a)	1,095,598	623,041
AviChina Industry & Technology Co., Ltd. (Class H) (a)	872,000	538,615
Beijing Enterprises Holdings, Ltd.	158,000	1,238,760
Beijing Enterprises Water Group, Ltd. (b)	902,000	615,303
Belle International Holdings, Ltd.	1,206,000	1,356,096
C.banner International Holdings, Ltd. (a)	348,000	108,149
Carnival Group International Holdings, Ltd. (b)	1,880,000	288,490
Changshouhua Food Co., Ltd.	159,000	123,020
China Everbright International, Ltd.	569,000	846,729
China Gas Holdings, Ltd.	540,000	850,926
China High Speed Transmission Equipment Group Co., Ltd. (b)	352,000	219,238
China Huishan Dairy Holdings Co., Ltd. (a)	1,181,000	205,594
China Medical System Holdings, Ltd.	325,000	537,277
China Mengniu Dairy Co., Ltd.	600,390	2,477,479
China Merchants Holdings International Co., Ltd. (a)	737,375	2,481,736
China Mobile, Ltd.	1,491,636	17,407,565
China Modern Dairy Holdings, Ltd. (a)(b)	711,000	202,623
China Ocean Shipbuilding Industry Group, Ltd. (b)	3,357,800	105,217

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

China Overseas Land & Investment, Ltd.	1,399,084	$4,158,544
China Pharmaceutical Group, Ltd.	590,000	520,397
China Resources Enterprise, Ltd.	778,746	1,630,829
China Resources Gas Group, Ltd.	132,000	342,985
China Resources Land, Ltd.	645,355	1,701,839
China Resources Power Holdings Co., Ltd.	638,000	1,645,422
China Singyes Solar Technologies Holdings, Ltd. (a)(b)	142,000	197,760
China Taiping Insurance Holdings Co., Ltd. (b)	235,741	674,862
China Unicom (Hong Kong), Ltd.	1,708,172	2,290,823
China Yurun Food Group, Ltd. (a)(b)	358,659	145,686
CITIC, Ltd. (a)	1,212,000	2,066,144
Citychamp Watch & Jewellery Group, Ltd.	870,000	108,822
CNOOC, Ltd.	4,304,249	5,794,614
Comba Telecom Systems Holdings, Ltd.	457,600	162,273
COSCO Pacific, Ltd.	1,027,283	1,459,817
Dawnrays Pharmaceutical Holdings, Ltd.	284,000	181,280
Digital China Holdings, Ltd.	283,000	262,387
EVA Precision Industrial Holdings, Ltd.	818,000	185,649
Evergrande Real Estate Group, Ltd. (a)	324,000	131,190
GCL Poly Energy Holdings, Ltd. (a)(b)	2,018,000	468,404
Geely Automobile Holdings, Ltd.	900,000	286,659
GOME Electrical Appliances Holding, Ltd. (a)	3,108,322	456,938
Guangdong Investment, Ltd.	614,000	799,680
Haier Electronics Group Co., Ltd.	172,000	409,437
Hanergy Thin Film Power Group, Ltd. (a)(b)	4,918,000	1,782,056
Hang Fat Ginseng Holdings Co., Ltd.	750,000	181,822
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)	988,000	295,578
Huabao International Holdings, Ltd. (a)	541,000	441,598
Imperial Pacific International Holdings, Ltd. (a)(b)	622,700	134,901
Kingboard Chemical Holdings, Ltd.	244,200	412,519
Kunlun Energy Co., Ltd. (a)	816,000	771,295
Lenovo Group, Ltd. (a)	2,413,703	3,174,758
Li Ning Co., Ltd. (a)(b)	424,500	207,464
Lijun International Pharmaceutical Holding Co., Ltd.	758,000	347,973
Minth Group, Ltd.	170,000	352,940
NetDragon Websoft, Inc. (a)	259,500	457,104
NVC Lighting Holdings, Ltd. (c)	160,000	36,313
Shimao Property Holdings, Ltd.	325,500	727,825
Sino Biopharmaceutical, Ltd.	780,000	707,093
Sino-Ocean Land Holdings, Ltd.	1,677,211	953,790
Sinotrans, Ltd. (Class H)	484,000	322,673
Skyworth Digital Holdings, Ltd.	220,763	120,134
Sun Art Retail Group, Ltd. (a)	478,500	475,733
Sunac China Holdings, Ltd.	568,000	577,899
Tech Pro Technology Development, Ltd. (a)(b)	831,200	653,826
The United Laboratories International Holdings, Ltd. (b)	286,000	167,067
Uni-President China Holdings, Ltd. (a)	374,000	344,347
WH Group, Ltd. (a)(b)(d)	1,814,500	1,038,883

		71,856,518

INDIA — 16.5%
Adani Enterprises, Ltd.	53,935	415,519
AIA Engineering, Ltd.	14,331	245,754
Apollo Hospitals Enterprise, Ltd.	109,096	1,952,485
Apollo Tyres, Ltd.	93,095	329,182
Arvind, Ltd.	55,040	246,851
Asian Paints, Ltd.	55,698	663,814
Aurobindo Pharma, Ltd.	35,088	631,303
Axis Bank, Ltd.	175,771	1,398,984
Bharat Forge, Ltd.	28,312	423,542
Bharat Heavy Electricals, Ltd.	326,566	1,372,278
Bharti Airtel, Ltd.	524,315	2,929,635
Bharti Infratel Ltd.	104,439	557,416
Cipla, Ltd.	322,307	3,198,433
DLF, Ltd.	127,948	278,507
Dr Reddy’s Laboratories, Ltd.	19,192	986,987
Eicher Motors, Ltd.	1,746	416,982
Escorts, Ltd.	95,378	194,239
GAIL India, Ltd.	95,704	674,389
Glenmark Pharmaceuticals, Ltd.	29,995	365,989
Godrej Consumer Products, Ltd.	30,881	475,916
Godrej Industries, Ltd.	36,379	169,382
Gujarat Mineral Development Corp., Ltd.	85,703	175,418
Gujarat Pipavav Port, Ltd. (b)	73,497	240,730
Havells India, Ltd.	69,823	304,579
HCL Technologies, Ltd.	53,167	1,345,041
HDFC Bank, Ltd.	480,625	7,245,637
Hero Motocorp, Ltd.	25,467	1,253,389
Hindalco Industries, Ltd.	220,013	549,139
Hindustan Unilever, Ltd.	386,116	4,649,480
Hindustan Zinc, Ltd.	683,277	1,845,056
Housing Development & Infrastructure, Ltd. (b)	119,137	128,720
Housing Development Finance Corp., Ltd.	392,309	7,059,666
ICICI Bank Ltd.	995	5,566
ICICI Bank, Ltd. ADR	456,032	5,267,170
Idea Cellular, Ltd.	586,337	1,428,629
IDFC, Ltd.	291,059	725,544
IIFL Holdings, Ltd.	220,359	597,480
Indiabulls Housing Finance, Ltd.	143,526	1,045,593
Indian Hotels Co., Ltd. (b)	1,001,555	1,989,702
Indian Oil Corp., Ltd.	112,719	593,305
Infosys, Ltd. ADR (a)	270,654	8,514,775
ITC, Ltd. GDR (b)	419,652	2,442,375
Jaiprakash Associates, Ltd. (b)	570,045	226,672
Jindal Steel & Power, Ltd.	105,915	254,793
JSW Steel, Ltd.	29,005	481,445
Just Dial, Ltd.	11,211	240,338
Kotak Mahindra Bank, Ltd.	26,267	525,943
KPIT Technologies Ltd.	103,576	333,343
Larsen & Toubro, Ltd. GDR	69,465	1,618,534
LIC Housing Finance, Ltd.	78,500	542,216

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mahindra & Mahindra Financial Services, Ltd.	73,328	$382,889
Mahindra & Mahindra, Ltd.	140,595	2,749,535
Mindtree, Ltd.	13,004	264,355
Motherson Sumi Systems, Ltd.	56,367	408,537
Mundra Port and Special Economic Zone, Ltd.	85,024	429,750
NTPC, Ltd.	286,115	652,708
Oil & Natural Gas Corp., Ltd.	499,375	2,700,490
Power Finance Corp., Ltd.	80,616	384,929
Ranbaxy Laboratories, Ltd. (b)	31,606	314,420
Reliance Capital, Ltd.	66,521	521,440
Reliance Communications, Ltd. (b)	398,390	505,226
Reliance Industries, Ltd. GDR (d)	288,990	8,150,963
Reliance Infrastructure, Ltd.	131,632	1,067,799
Rural Electrification Corp., Ltd.	75,429	400,492
Sesa Sterlite, Ltd.	258,610	878,797
Shriram City Union Finance, Ltd.	10,653	327,585
Shriram Transport Finance Co., Ltd.	37,956	666,429
Siemens India, Ltd.	122,891	1,766,099
Sintex Industries, Ltd.	192,838	292,973
SKS Microfinance, Ltd. (b)	57,238	374,589
State Bank of India	363,768	1,797,157
Steel Authority of India, Ltd.	409,172	535,105
Sun Pharmaceutical Industries, Ltd.	218,338	2,859,001
Suzlon Energy, Ltd. (b)	149,959	34,923
Tata Consultancy Services, Ltd.	140,398	5,690,098
Tata Motors, Ltd.	472,816	3,711,893
Tata Steel, Ltd.	68,261	431,913
Tech Mahindra, Ltd.	17,779	730,496
Unitech, Ltd. (b)	222,821	58,598
United Spirits, Ltd. (b)	19,356	853,584
UPL, Ltd.	60,484	332,064
Vakrangee, Ltd.	211,790	418,396
Wipro, Ltd. ADR (a)	214,958	2,433,325
WNS Holdings, Ltd. ADR (b)	19,258	397,870
Yes Bank, Ltd.	17,118	209,370
Zee Entertainment Enterprises, Ltd.	452,646	2,730,325
Zee Entertainment Enterprises, Ltd. Preference Shares	6,481,083	89,327

		116,111,315

INDONESIA — 4.7%
Ace Hardware Indonesia Tbk PT	4,391,000	278,315
Adaro Energy Tbk PT	5,320,700	446,793
AKR Corporindo Tbk PT	245,600	81,701
Astra International Tbk PT	6,324,600	3,791,696
Bank Central Asia Tbk PT	4,093,696	4,338,293
Bank Mandiri Persero Tbk PT	2,673,405	2,325,873
Bank Negara Indonesia Persero Tbk PT	1,024,400	504,549
Bank Rakyat Indonesia Persero Tbk PT	3,959,396	3,724,422
Bumi Resources Tbk PT (b)	7,248,164	46,819
BW Plantation Tbk PT	703,100	22,708
Charoen Pokphand Indonesia Tbk PT	690,000	210,593
Ciputra Surya Tbk PT	835,400	199,660
Citra Marga Nusaphala Persada Tbk PT	564,400	134,891
Garda Tujuh Buana Tbk PT (b)	127,500	3,737
Garuda Indonesia Tbk PT (b)	6,446,300	288,873
Global Mediacom Tbk PT	654,400	75,294
Gudang Garam Tbk PT	185,600	909,642
Indocement Tunggal Prakarsa Tbk PT	638,125	1,288,101
Indosat Tbk PT (b)	1,414,348	462,504
Intiland Development Tbk PT	2,324,700	122,007
Kalbe Farma Tbk PT	1,861,000	274,980
Kawasan Industri Jababeka Tbk PT	11,880,237	282,977
Lippo Cikarang Tbk PT (b)	604,900	507,950
Lippo Karawaci Tbk PT	3,055,500	251,644
Matahari Putra Prima Tbk PT	839,800	206,814
Mayora Indah Tbk PT	133,800	225,791
Media Nusantara Citra Tbk PT	853,000	174,939
Metropolitan Land Tbk PT	3,846,000	138,189
MNC Investama Tbk PT	5,132,400	119,763
Modernland Realty Tbk PT	10,529,900	442,111
Pakuwon Jati Tbk PT	4,203,800	174,805
Pembangunan Perumahan Persero PT Tbk	1,107,300	319,628
Perusahaan Gas Negara Persero Tbk PT	6,183,040	2,995,417
Selamat Sempurna Tbk PT	1,097,200	420,807
Semen Indonesia Persero Tbk PT	1,023,100	1,338,250
Summarecon Agung Tbk PT	1,591,300	195,299
Surya Semesta Internusa Tbk PT	2,532,500	218,795
Telekomunikasi Indonesia Persero Tbk PT	15,957,170	3,691,344
Tiga Pilar Sejahtera Food Tbk	1,681,400	284,419
Tower Bersama Infrastructure Tbk PT	604,200	473,213
United Tractors Tbk PT	522,145	731,467
Wijaya Karya Persero Tbk PT	912,600	271,164
XL Axiata Tbk PT	198,200	77,856

		33,074,093

MALAYSIA — 5.7%
7-Eleven Malaysia Holdings Bhd (Class B) (b)	397,300	170,442
Aeon Credit Service M Bhd	73,200	251,223
AirAsia Bhd	368,200	286,430
Alliance Financial Group Bhd	1,573,110	2,114,577
APM Automotive Holdings Bhd	91,500	126,658
Astro Malaysia Holdings Bhd	400,800	347,326
Axiata Group Bhd	798,500	1,610,017
Berjaya Auto Bhd	332,700	314,003
British American Tobacco Malaysia Bhd	25,800	480,360
Bursa Malaysia Bhd	688,934	1,595,986
Cahya Mata Sarawak Bhd	418,600	474,090
Carlsberg Brewery Malay Bhd	726,203	2,438,331
CB Industrial Product Holding Bhd	339,400	195,108
CIMB Group Holdings Bhd	678,006	1,078,139
Coastal Contracts Bhd	178,400	144,393
Cypark Resources Bhd	343,600	211,280
Dialog Group Bhd	1,098,100	471,085
Eastern & Oriental Bhd	544,200	350,193
ECM Libra Financial Group Bhd (b)	1,648,831	466,850
Eco World Development Group Bhd	230,600	275,678
Faber Group Bhd	144,600	112,901
Genting Bhd	1,088,700	2,761,839
Genting Malaysia Bhd	967,300	1,125,958
IJM Corp. Bhd	1,183,340	2,223,522
Inari Amertron Bhd	208,200	151,245
IOI Corp. Bhd	1,894,396	2,600,629
IOI Properties Group Bhd	674,497	466,833
Karex Bhd	301,500	291,454
KNM Group Bhd (b)	1,225,000	171,672

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Kuala Lumpur Kepong Bhd	92,000	$599,914
Land & General Bhd	1,950,600	290,093
Landmarks Bhd (b)	1,904,200	533,710
Lingkaran Trans Kota Holdings Bhd (c)	94,100	99,577
Malayan Banking Bhd	803,611	2,107,568
Maxis Bhd	654,000	1,281,253
Media Prima Bhd	457,000	230,036
MKH Bhd	243,800	184,079
Muhibbah Engineering M Bhd	498,700	266,715
Oldtown Bhd	324,100	139,039
OSK Holdings Bhd	1,668,325	968,597
Padini Holdings Bhd	339,600	141,803
PPB Group Bhd	185,000	756,614
Press Metal Bhd	264,000	195,556
Prestariang Bhd	321,300	132,324
Public Bank Bhd	336,520	1,761,280
Salcon Bhd	1,056,500	193,382
SapuraKencana Petroleum Bhd	324,700	215,445
Sime Darby Bhd	604,794	1,589,606
TA Enterprise Bhd	1,191,900	238,619
Tambun Indah Land Bhd	673,800	312,185
TAN Chong Motor Holdings Bhd	724,900	680,015
Telekom Malaysia Bhd	246,400	484,837
Tenaga Nasional Bhd	586,350	2,314,208
TSH Resources Bhd	318,100	210,156
Uzma Bhd	213,300	104,927
Wah Seong Corp. Bhd	1,906,111	659,629
Yinson Holdings Bhd	232,500	178,872

		40,178,261

PHILIPPINES — 2.9%
ABS-CBN Holdings Corp, PDR	343,300	356,865
Alliance Global Group, Inc.	1,464,200	738,115
Ayala Land, Inc.	4,125,775	3,108,224
BDO Unibank, Inc.	310,300	761,660
Belle Corp.	2,664,200	291,241
Cebu Air, Inc.	116,030	222,683
Cebu Holdings, Inc. (c)	1,744,200	201,198
Cosco Capital, Inc.	3,353,900	648,549
D&L Industries, Inc.	1,483,600	552,546
First Gen Corp.	3,032,970	1,728,961
First Philippine Holdings Corp.	1,585,194	3,185,803
GMA Holdings, Inc.	325,300	49,087
JG Summit Holdings, Inc.	631,660	931,975
Jollibee Foods Corp.	83,110	399,456
LT Group, Inc.	994,800	269,980
Megawide Construction Corp. (b)	2,546,318	506,047
Nickel Asia Corp.	536,200	570,572
Pepsi-Cola Products Philippines, Inc. (b)	2,197,000	201,859
Philex Mining Corp.	1,672,100	285,957
Philippine Long Distance Telephone Co.	40,669	2,642,019
Puregold Price Club, Inc. (b)	622,200	536,205
Robinsons Retail Holdings, Inc.	316,080	534,896
SM Investments Corp.	22,360	407,386
SM Prime Holdings, Inc.	1,927,300	734,168
Universal Robina Corp.	65,070	285,111

		20,150,563

SINGAPORE — 0.2%
Nam Cheong, Ltd. (a)	703,000	167,116
SIIC Environment Holdings, Ltd. (a)(b)	1,429,000	148,820
Silverlake Axis, Ltd.	327,000	309,701
Yangzijiang Shipbuilding Holdings, Ltd. (a)	548,000	498,332

		1,123,969

TAIWAN — 22.8%
Acer, Inc. (b)	1,150,456	777,237
Advanced Semiconductor Engineering, Inc.	2,323,636	2,801,422
Advantech Co., Ltd.	80,000	593,633
Airtac International Group	38,000	343,902
Asia Cement Corp.	1,895,073	2,338,708
Asustek Computer, Inc.	262,138	2,874,211
AU Optronics Corp. ADR	349,673	1,779,836
Catcher Technology Co., Ltd.	260,539	2,032,240
Cathay Financial Holding Co., Ltd.	2,526,604	3,753,688
Center Laboratories, Inc. (b)	65,000	234,479
Chang Hwa Commercial Bank, Ltd.	4,971,254	2,855,144
China Development Financial Holding Corp.	5,938,272	1,897,872
China Steel Chemical Corp.	55,877	274,063
China Steel Corp.	3,887,625	3,235,382
Chunghwa Picture Tubes, Ltd. (b)	1,947,368	85,038
Chunghwa Telecom Co., Ltd.	998,268	2,969,343
Coland Holdings, Ltd.	177,411	400,272
Compal Electronics, Inc.	2,001,431	1,405,980
CTBC Financial Holding Co., Ltd.	6,141,562	3,993,706
Delta Electronics, Inc.	613,893	3,661,757
Eclat Textile Co., Ltd.	53,000	538,352
eMemory Technology, Inc.	16,000	186,824
Epistar Corp.	357,170	710,904
Everlight Electronics Co., Ltd.	305,996	693,289
Far Eastern New Century Corp.	2,674,697	2,657,600
Far EasTone Telecommunications Co., Ltd.	286,000	660,654
Firich Enterprises Co., Ltd.	58,000	209,227
First Financial Holding Co., Ltd	4,302,980	2,539,415
Formosa Chemicals & Fibre Corp.	1,350,691	2,859,352
Formosa Petrochemical Corp.	395,000	858,696
Formosa Plastics Corp.	2,028,137	4,640,032
Foxconn Technology Co., Ltd.	647,572	1,747,924
Fubon Financial Holding Co., Ltd.	2,712,998	4,352,541
Giant Manufacturing Co., Ltd.	40,000	355,674
Hermes Microvision, Inc.	9,000	455,667
Himax Technologies, Inc. ADR	36,878	297,237
Hiwin Technologies Corp.	44,000	368,964
Hon Hai Precision Industry Co., Ltd.	3,638,784	10,121,167
Hotai Motor Co., Ltd.	78,000	1,173,628
HTC Corp. (b)	225,710	1,014,202
Hua Nan Financial Holdings Co., Ltd.	3,822,729	2,147,125
Innolux Corp.	1,788,753	871,679
Inotera Memories, Inc. (b)	479,000	760,895
Inventec Corp.	710,000	479,669
King Yuan Electronics Co., Ltd.	2,110,898	1,699,967
Largan Precision Co., Ltd.	31,710	2,403,185
Lite-On Technology Corp.	1,114,907	1,284,179
Macronix International Co., Ltd. (b)	2,617,374	573,964
MediaTek, Inc.	423,219	6,187,177

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Medigen Biotechnology Corp. (b)	34,000	$179,134
Mega Financial Holding Co., Ltd.	3,545,986	2,743,477
Merry Electronics Co., Ltd.	48,000	169,356
MIN AIK Technology Co., Ltd.	64,000	333,143
Motech Industries, Inc.	199,507	306,186
Nan Ya Plastics Corp.	2,015,759	4,177,970
Novatek Microelectronics Corp.	301,062	1,695,748
Pegatron Corp.	618,630	1,429,023
Pou Chen Corp.	309,000	375,959
Powertech Technology, Inc. (b)	684,518	1,174,004
President Chain Store Corp.	89,000	688,580
ProMOS Technologies, Inc. (b)(e)	1,135,850	0
Quanta Computer, Inc.	1,088,194	2,727,200
Realtek Semiconductor Corp.	346,161	1,161,100
Shin Kong Financial Holding Co., Ltd.	4,422,308	1,260,838
Siliconware Precision Industries Co., Ltd.	1,354,745	2,055,567
SinoPac Financial Holdings Co., Ltd.	5,584,570	2,297,304
Synnex Technology International Corp.	390,000	568,920
Tainan Enterprises Co., Ltd.	1,336,567	1,105,982
Taishin Financial Holding Co., Ltd.	5,800,968	2,395,501
Taiwan Cement Corp.	2,068,216	2,840,345
Taiwan FU Hsing Industrial Co., Ltd.	2,662,000	2,552,326
Taiwan Mobile Co., Ltd.	514,200	1,700,332
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	944,775	21,144,065
Tatung Co., Ltd. (b)	1,380,107	390,860
Teco Electric & Machinery Co., Ltd.	281,000	268,089
TPK Holding Co., Ltd.	61,000	365,784
Tripod Technology Corp.	700,361	1,376,255
Uni-President Enterprises Corp.	2,000,819	3,178,315
United Integrated Services Co., Ltd.	1,999,000	1,916,641
United Microelectronics Corp. ADR	1,126,045	2,556,122
Via Technologies, Inc. (b)	291,490	100,539
Walsin Lihwa Corp. (b)	901,000	283,968
Wistron Corp.	1,350,736	1,226,698
Yageo Corp.	578,564	933,699
Yuanta Financial Holding Co., Ltd.	3,156,618	1,538,254

		160,374,386

THAILAND — 5.1%
Advanced Info Service PCL	459,130	3,502,785
Airports of Thailand PCL	73,600	630,857
Bangkok Expressway PCL (a)	2,585,142	3,103,742
Bank of Ayudhya PCL NVDR	151,600	206,204
BEC World PCL	278,400	431,562
Big C Supercenter PCL	1,000	7,204
Big C Supercenter PCL NVDR	67,400	485,526
Bumrungrad Hospital PCL	74,100	317,571
Central Plaza Hotel PCL	100,700	94,884
Charoen Pokphand Foods PCL	491,200	406,845
Chularat Hospital PCL	420,800	230,225
CP ALL PCL	1,563,700	2,019,977
E for L Aim PCL (b)	6,005,400	259,200
Electricity Generating PCL	618,646	3,149,641
Energy Absolute PCL (a)	479,000	363,982
Gunkul Engineering PCL	398,400	345,118
Hana Microelectronics PCL	216,000	249,483
Ichitan Group PCL	283,900	172,584
Indorama Ventures PCL	353,000	216,736
IRPC PCL	6,316,939	587,533
Jasmine International PCL	686,200	153,300
Kasikornbank PCL	379,554	2,641,880
KCE Electronics PCL	333,000	346,664
MC Group PCL	630,200	249,015
Mega Lifesciences PCL	482,300	243,349
Minor International PCL	390,600	385,851
Nok Airlines PCL	829,200	330,168
PTT Exploration & Production PCL (a)	878,553	2,990,819
PTT PCL	254,055	2,501,940
Raimon Land PCL (b)	7,022,700	399,163
Siam Global House PCL	266,955	88,444
SNC Former PCL	84,000	35,745
Somboon Advance Technology PCL	349,700	172,193
Srisawad Power 1979 PCL (b)	502,700	380,463
SVI PCL	2,045,100	248,644
Thai Beverage PCL	2,098,000	1,092,461
Thai Oil PCL (a)	904,005	1,154,049
Thai Union Frozen Products PCL	113,500	312,211
The Siam Cement PCL NVDR	104,800	1,427,064
The Siam Commercial Bank PCL	500,197	2,767,047
TMB Bank PCL	4,195,900	372,402
True Corp. PCL NVDR (b)	2,230,500	752,539

		35,827,070

TOTAL COMMON STOCKS —
(Cost $641,942,249)		701,650,498

WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
CB Industrial Product Holding Bhd (expiring 11/6/19) (b)	55,233	7,503

THAILAND — 0.0% (f)
Minor International PCL (expiring 11/3/17) (b)	19,060	2,816

TOTAL WARRANTS —
(Cost $0)		10,319

SHORT TERM INVESTMENTS — 7.3%
UNITED STATES — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	44,435,750	44,435,750
State Street Institutional Liquid Reserves Fund 0.07% (h)(i)	6,782,053	6,782,053

TOTAL SHORT TERM INVESTMENT —
(Cost $51,217,803)		51,217,803

TOTAL INVESTMENTS — 107.2%
(Cost $693,160,052)		752,878,620
OTHER ASSETS & LIABILITIES — (7.2)%		(50,540,746)

NET ASSETS — 100.0%		$702,337,874

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.3% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PDR = Philippine Depository Receipts

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	17.5%
Internet Software & Services	8.0
Semiconductors & Semiconductor Equipment	6.9
Oil, Gas & Consumable Fuels	6.3
Wireless Telecommunication Services	5.1
Electronic Equipment, Instruments & Components	3.5
Insurance	3.5
Real Estate Management & Development	3.0
Technology Hardware, Storage & Peripherals	3.0
IT Services	2.8
Food Products	2.8
Automobiles	2.8
Pharmaceuticals	2.2
Chemicals	2.1
Construction Materials	2.0
Metals & Mining	2.0
Diversified Telecommunication Services	1.8
Industrial Conglomerates	1.7
Independent Power and Renewable Electricity Producers	1.6
Transportation Infrastructure	1.6
Construction & Engineering	1.4
Hotels, Restaurants & Leisure	1.4
Thrifts & Mortgage Finance	1.2
Diversified Financial Services	1.2
Food & Staples Retailing	1.1
Capital Markets	1.0
Electric Utilities	1.0
Internet & Catalog Retail	0.8
Textiles, Apparel & Luxury Goods	0.8
Beverages	0.8
Media	0.7
Gas Utilities	0.7
Household Products	0.7
Machinery	0.6
Electrical Equipment	0.6
Tobacco	0.5
Auto Components	0.5
Specialty Retail	0.5
Health Care Providers & Services	0.4
Building Products	0.4
Marine	0.4
Consumer Finance	0.4
Software	0.4
Personal Products	0.3
Household Durables	0.3
Energy Equipment & Services	0.2
Water Utilities	0.2
Airlines	0.2
Diversified Consumer Services	0.2
Health Care Equipment & Supplies	0.2
Commercial Services & Supplies	0.1
Communications Equipment	0.1
Trading Companies & Distributors	0.1
Aerospace & Defense	0.1
Road & Rail	0.1
Leisure Products	0.1
Air Freight & Logistics	0.0	***
Distributors	0.0	***
Biotechnology	0.0	***
Short Term Investments	7.3
Other Assets & Liabilities	(7.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Lingkaran Trans Kota Holdings Bhd, which was Level 2 and part of the Transportation Infrastructure Industry, representing 0.01% of net assets, Shanghai Highly Group Co., Ltd., which was Level 2 and part of the Machinery Industry, representing 0.04% of net assets, NVC Lighting Holdings, Ltd., which was Level 2 and part of the Household Products Industry, representing 0.01% of net assets, Cebu Holdings, Inc., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.03% of net assets, Jiangsu Future Land Co., Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.01% of net assets, and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BRITISH VIRGIN ISLANDS — 0.0% (a)
Winsway Enterprises Holdings, Ltd. (b)	28,000	$921

CHINA — 13.0%
21Vianet Group, Inc. ADR (b)	600	9,282
51job, Inc. ADR (b)	402	14,412
Anhui Expressway Co., Ltd. (Class H)	16,000	10,770
Bank of Chongqing Co., Ltd. (Class H)	13,900	10,737
Boyaa Interactive International, Ltd. (c)	9,000	6,604
China Animal Healthcare, Ltd. (c)	13,000	9,052
China Galaxy Securities Co., Ltd. Class H (c)	13,100	16,437
China Huiyuan Juice Group, Ltd. (b)	11,000	4,114
China Lesso Group Holdings, Ltd.	18,000	8,820
China Lodging Group, Ltd. ADR (b)	600	15,768
China SCE Property Holdings, Ltd. (b)	24,000	5,014
China Shanshui Cement Group, Ltd. (c)	22,000	10,553
China Suntien Green Energy Corp., Ltd. (Class H)	28,000	5,849
China Tian Lun Gas Holdings, Ltd. (b)	9,000	9,401
China Vanadium Titano — Magnetite Mining Co., Ltd.	24,000	2,259
Colour Life Services Group Co., Ltd. (b)(c)	11,000	9,560
Coolpad Group, Ltd.	32,000	6,313
CT Environmental Group, Ltd. (c)	10,000	10,277
Dongyue Group	12,000	4,255
E-Commerce China Dangdang, Inc. (Class A) ADR (b)	806	7,488
E-House China Holdings, Ltd. ADR	983	7,117
First Tractor Co., Ltd. (Class H) (c)	20,000	14,726
Hangzhou Steam Turbine Co.	6,200	6,612
Harbin Electric Co., Ltd. (Class H)	24,000	15,010
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (b)	15,000	13,250
Homeinns Hotel Group ADR (b)	195	5,854
Huangshan Tourism Development Co., Ltd. (Class B)	5,600	9,072
Hunan Non-Ferrous Metal Corp., Ltd. (Class H) (b)	20,000	10,007
Jiangsu Future Land Co., Ltd. (d)	16,900	8,568
JinkoSolar Holding Co., Ltd. ADR (b)	300	5,913
Leju Holdings, Ltd. ADR (b)	49	527
Lonking Holdings, Ltd.	28,000	5,669
MIE Holdings Corp.	20,000	2,115
Peak Sport Products Co., Ltd.	14,000	3,881
Perfect World Co., Ltd. ADR	700	11,032
Phoenix Healthcare Group Co., Ltd. (c)	6,500	11,986
Ports Design, Ltd. (b)(d)	4,000	1,217
Renhe Commercial Holdings Co., Ltd. (b)(c)	174,000	7,629
Renren, Inc. ADR (b)	3,988	10,010
REXLot Holdings, Ltd. (c)	101,322	8,231
Shanghai Chlor-Alkali Chemical Co., Ltd.	13,700	7,467
Shanghai Dajiang Food Group Co., Ltd., Class B (b)	19,300	7,894
Shanghai Diesel Engine Co., Ltd. (Class B)	7,120	5,333
Shanghai Haixin Group Co. (Class B) (b)	11,700	6,915
Shenguan Holdings Group, Ltd.	16,000	5,323
Shenzhen Expressway Co., Ltd. (Class H)	20,000	13,334
Sinopec Engineering Group Co., Ltd.	26,000	17,568
Sunny Optical Technology Group Co., Ltd. (c)	9,200	15,873
TAL Education Group ADR (b)	300	8,427
TCL Communication Technology Holdings, Ltd. (c)	8,000	7,438
Tong Ren Tang Technologies Co., Ltd. (Class H)	13,000	16,797
Trina Solar, Ltd. ADR (b)	1,007	9,325
Wumart Stores, Inc. (Class H) (c)	10,000	8,562
Xinchen China Power Holdings, Ltd. (b)	22,000	6,922
Yingli Green Energy Holding Co., Ltd. ADR (b)	2,700	6,345
Zhaojin Mining Industry Co., Ltd. (Class H) (c)	22,500	11,345
Zhejiang Southeast Electric Power Co. (b)	1,517	1,553
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	21,400	13,439

		505,251

HONG KONG — 11.4%
361 Degrees International, Ltd. (c)	10,000	2,682
Ajisen China Holdings, Ltd.	8,000	6,097
Anxin-China Holdings, Ltd.	32,000	2,043
Asian Citrus Holdings, Ltd. (b)(c)	8,171	927
Beijing Capital Land, Ltd.	24,000	9,099
Boshiwa International Holding, Ltd. (b)(c)(d)	32,000	0
CGN Mining Co., Ltd. (b)	30,000	2,901
China Dongxiang Group Co.	40,000	7,118
China High Speed Transmission Equipment Group Co., Ltd. (b)	16,000	9,965
China Lilang, Ltd.	8,000	5,034
China Lumena New Materials Corp. (b)(e)	27,260	0
China Metal Recycling Holdings, Ltd. (b)(e)	3,988	0
China National Materials Co., Ltd. (Class H)	16,000	4,828
China Oil and Gas Group, Ltd. (c)	40,000	5,055
China Overseas Grand Oceans Group, Ltd. (c)	16,000	8,129
China Precious Metal Resources Holdings Co., Ltd. (b)(c)	40,000	3,250
China Rongsheng Heavy Industries Group Holdings, Ltd. (b)(c)	42,000	3,737
China Shineway Pharmaceutical Group, Ltd.	6,000	9,114
China Singyes Solar Technologies Holdings, Ltd. (b)	6,000	8,356
China Travel International Investment Hong Kong, Ltd.	48,000	16,650
China Yurun Food Group, Ltd. (b)(c)	14,000	5,687
China ZhengTong Auto Services Holdings, Ltd.	10,000	4,449
Citic Resources Holdings, Ltd. (b)(c)	44,000	5,674
Comba Telecom Systems Holdings, Ltd.	13,200	4,681
Cosco International Holdings, Ltd.	16,000	6,540
Dah Chong Hong Holdings, Ltd. (c)	10,000	5,403
Digital China Holdings, Ltd.	8,000	7,417
Fufeng Group, Ltd.	14,200	6,134
Global Bio-Chem Technology Group Co., Ltd. (b)	28,000	895
Glorious Property Holdings, Ltd. (b)	36,000	5,571
Greatview Aseptic Packaging Co., Ltd.	14,000	7,239

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Guangdong Land Holdings, Ltd. (b)	16,000	$3,673
Guotai Junan International Holdings, Ltd. (c)	17,000	12,934
Hengdeli Holdings, Ltd. (c)	25,200	4,712
Hidili Industry International Development, Ltd. (b)(c)	18,000	1,625
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)(c)	33,280	9,956
Ju Teng International Holdings, Ltd. (c)	12,000	5,911
Kaisa Group Holdings, Ltd. (c)	28,000	5,741
Kingboard Laminates Holdings, Ltd.	13,000	4,794
Kingdee International Software Group Co., Ltd. (b)(c)	20,000	5,958
Li Ning Co., Ltd. (b)(c)	10,000	4,887
Lijun International Pharmaceutical Holding Co., Ltd.	32,000	14,690
NetDragon Websoft, Inc. (c)	9,500	16,734
Newocean Energy Holdings, Ltd. (c)	18,000	6,917
North Mining Shares Co., Ltd. (b)(c)	120,000	6,035
NVC Lighting Holdings, Ltd. (d)	22,000	4,993
Pacific Online, Ltd.	10,000	4,668
Real Nutriceutical Group, Ltd.	10,000	2,605
Sany Heavy Equipment International Holdings Co., Ltd. (b)	12,000	3,157
Shenzhen Investment, Ltd.	345	99
Shougang Concord International Enterprises Co., Ltd. (b)	112,000	5,127
Shougang Fushan Resources Group, Ltd.	48,000	10,461
Sinotrans Shipping, Ltd. (b)	25,000	5,964
Sinotruk Hong Kong, Ltd.	11,000	6,142
SITC International Holdings Co., Ltd.	27,000	14,762
Skyworth Digital Holdings, Ltd.	20,445	11,126
Springland International Holdings, Ltd.	16,000	5,571
Tech Pro Technology Development, Ltd. (b)	28,800	22,654
The United Laboratories International Holdings, Ltd. (b)	12,500	7,302
Tianjin Port Development Holdings, Ltd.	48,000	10,089
Tianneng Power International, Ltd.	12,000	3,188
United Energy Group, Ltd. (b)(c)	48,000	6,933
V1 Group, Ltd. (b)(c)	39,200	3,185
Wasion Group Holdings, Ltd.	12,000	11,203
West China Cement, Ltd.	44,000	4,653
Yingde Gases Group Co., Ltd.	16,000	11,245
Yip’s Chemical Holdings, Ltd.	8,241	5,037
Yuexiu Transport Infrastructure, Ltd. (c)	28,000	17,078

		446,484

INDIA — 13.9%
AIA Engineering, Ltd.	671	11,507
Amtek Auto, Ltd.	2,571	7,327
Apollo Tyres, Ltd.	3,781	13,370
Arvind, Ltd.	3,431	15,388
Bajaj Finance, Ltd.	289	15,951
Balkrishna Industries, Ltd.	972	9,439
Bhushan Steel, Ltd.	1,321	1,845
Biocon, Ltd.	1,164	7,847
CESC, Ltd.	990	10,515
Coromandel International, Ltd.	3,158	15,437
Credit Analysis & Research, Ltd.	482	11,315
Cyient, Ltd.	1,427	11,685
Dewan Housing Finance Corp., Ltd.	1,413	8,836
Dish TV India, Ltd. (b)	6,037	6,456
Federal Bank, Ltd.	3,711	8,918
Fortis Healthcare, Ltd. (b)	3,119	5,487
Gateway Distriparks, Ltd.	1,042	5,809
GMR Infrastructure, Ltd.	17,268	4,692
Godrej Industries, Ltd.	3,039	14,150
Gujarat Pipavav Port, Ltd. (b)	3,596	11,778
Havells India, Ltd.	3,409	14,871
Hexaware Technologies, Ltd.	1,681	5,318
Housing Development & Infrastructure, Ltd. (b)	4,340	4,689
IFCI, Ltd.	13,042	7,820
IIFL Holdings, Ltd.	3,738	10,135
India Cements, Ltd. (b)	3,868	5,236
Indiabulls Real Estate, Ltd.	5,284	5,768
Indian Hotels Co., Ltd. (b)	9,204	18,285
Info Edge India, Ltd.	846	11,397
IRB Infrastructure Developers, Ltd.	2,500	10,454
Jain Irrigation Systems, Ltd.	3,259	3,614
Jubilant Foodworks, Ltd. (b)	203	4,428
Just Dial, Ltd.	352	7,546
Manappuram Finance, Ltd.	4,295	2,320
MAX India, Ltd.	1,583	9,931
McLeod Russel India, Ltd.	1,337	5,000
Mindtree, Ltd.	914	18,580
Mphasis, Ltd.	1,108	6,766
Page Industries, Ltd.	91	16,945
Pipavav Defence & Offshore Engineering Co., Ltd. (b)	1,446	921
PTC India, Ltd.	6,743	10,095
Punj Lloyd, Ltd. (b)	3,626	2,143
Rajesh Exports, Ltd.	2,939	6,626
Rolta India, Ltd.	8,493	12,600
Shriram City Union Finance, Ltd.	561	17,251
Sintex Industries, Ltd.	5,290	8,037
SKS Microfinance, Ltd. (b)	1,939	12,690
Strides Arcolab, Ltd.	143	2,175
Suzlon Energy, Ltd. (b)	14,572	3,394
Tata Chemicals, Ltd.	890	6,141
Tata Global Beverages, Ltd.	3,842	9,188
The Jammu & Kashmir Bank, Ltd.	4,143	9,825
Thermax, Ltd.	848	14,350
Unitech, Ltd. (b)	17,972	4,726
Vakrangee, Ltd.	6,802	13,437
Videocon Industries, Ltd. (b)	1,327	3,372
Voltas, Ltd.	3,575	13,734
Welspun Corp., Ltd.	3,963	4,329
WNS Holdings, Ltd. ADR (b)	1,053	21,755

		543,644

INDONESIA — 5.2%
Ace Hardware Indonesia Tbk PT	90,700	5,749
AKR Corporindo Tbk PT	14,100	4,690
Alam Sutera Realty Tbk PT	151,100	6,832
Aneka Tambang Persero Tbk PT	41,400	3,560
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	114,800	6,767
Bank Tabungan Negara Tbk PT	31,024	3,018
Bumi Resources Tbk PT (b)	183,400	1,185
Ciputra Development Tbk PT	131,900	13,312
Energi Mega Persada Tbk PT (b)	447,200	3,611
Gajah Tunggal Tbk PT	27,200	3,130
Garuda Indonesia Tbk PT (b)	112,800	5,055

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Harum Energy Tbk PT	9,100	$1,220
Indah Kiat Pulp & Paper Corp. Tbk PT	40,400	3,409
Indika Energy Tbk PT (b)	31,200	1,285
Japfa Comfeed Indonesia Tbk PT	80,600	6,182
Kawasan Industri Jababeka Tbk PT	269,529	6,420
Lippo Cikarang Tbk PT (b)	22,000	18,474
Matahari Putra Prima Tbk PT	39,300	9,678
Medco Energi Internasional Tbk PT	25,200	7,732
Mitra Adiperkasa Tbk PT	12,100	4,958
MNC Investama Tbk PT	225,600	5,264
Pakuwon Jati Tbk PT	311,300	12,945
Pembangunan Perumahan Persero PT Tbk	72,600	20,956
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	45,300	6,913
Ramayana Lestari Sentosa Tbk PT	51,400	3,279
Sentul City Tbk PT (b)	220,600	1,852
Siloam International Hospitals Tbk PT (b)	7,500	8,296
Summarecon Agung Tbk PT	151,100	18,544
Surya Semesta Internusa Tbk PT	45,300	3,914
Timah Persero Tbk PT	59,635	5,923

		204,153

MALAYSIA — 7.0%
7-Eleven Malaysia Holdings Bhd (Class B) (b)	19,000	8,151
Aeon Co. M Bhd	7,200	6,487
Berjaya Auto Bhd	10,800	10,193
Berjaya Corp. Bhd	34,200	4,010
Berjaya Sports Toto Bhd	17,067	17,133
Boustead Holdings Bhd	4,600	6,341
Boustead Plantations Bhd	900	373
Bursa Malaysia Bhd	8,200	18,996
Cahya Mata Sarawak Bhd	11,400	12,911
CapitaMalls Malaysia Trust	12,300	5,031
Carlsberg Brewery Malay Bhd	1,600	5,372
Dayang Enterprise Holdings Bhd	16,100	13,353
DRB-Hicom Bhd	3,200	1,602
Eastern & Oriental Bhd	12,700	8,173
Guinness Anchor Bhd	1,200	4,221
Hartalega Holdings Bhd	10,100	20,307
KNM Group Bhd (b)	1,885	264
Kossan Rubber Industries	2,600	3,324
KPJ Healthcare Bhd	143	151
Magnum Bhd	17,100	13,351
Malaysian Bulk Carriers Bhd	15,900	5,502
Malaysian Resources Corp. Bhd	17,300	6,036
Media Prima Bhd	13,900	6,997
MPHB Capital Bhd (b)	50	29
Oriental Holdings Bhd	5,000	10,139
Parkson Holdings Bhd (b)	8,202	5,864
Press Metal Bhd	8,800	6,519
Sunway Bhd	10,966	10,318
Sunway Real Estate Investment Trust	28,200	12,259
TAN Chong Motor Holdings Bhd	6,000	5,629
Top Glove Corp. Bhd	6,600	8,532
TSH Resources Bhd	12,300	8,126
United Plantations Bhd	800	5,583
UOA Development Bhd	11,000	6,638
Wah Seong Corp. Bhd	16,178	5,599
Yinson Holdings Bhd	10,900	8,386

		271,900

PHILIPPINES — 2.1%
Belle Corp.	60,400	6,603
Cebu Air, Inc.	4,390	8,425
Cosco Capital, Inc.	98,100	18,970
D&L Industries, Inc.	41,686	15,525
First Philippine Holdings Corp.	5,140	10,330
Rizal Commercial Banking Corp.	9,900	10,623
Security Bank Corp.	2,780	9,447

		79,923

SINGAPORE — 0.7%
Asian Pay Television Trust	31,000	20,119
Yanlord Land Group, Ltd. (c)	8,000	6,279

		26,398

TAIWAN — 41.0%
Ability Enterprise Co., Ltd.	6,000	3,161
AcBel Polytech, Inc.	9,000	10,053
Accton Technology Corp.	12,000	6,076
Adlink Technology, Inc.	3,852	9,105
AGV Products Corp. (b)	16,000	4,116
Airtac International Group	2,070	18,734
Alpha Networks, Inc.	6,000	3,418
Altek Corp. (b)	4,200	4,785
AmTRAN Technology Co., Ltd.	6,000	3,180
Apex Biotechnology Corp.	2,025	3,742
Asia Polymer Corp.	7,800	5,961
Aten International Co., Ltd.	2,000	5,259
Basso Industry Corp.	6,000	8,506
BES Engineering Corp.	26,000	6,541
Capital Securities Corp.	34,000	11,243
Career Technology Co., Ltd.	4,000	4,063
Casetek Holdings, Ltd.	2,000	11,360
Cathay No. 1 REIT	14,000	7,983
Cathay Real Estate Development Co., Ltd.	20,000	10,727
Center Laboratories, Inc. (b)	3,000	10,822
Charoen Pokphand Enterprise	10,500	8,389
Cheng Loong Corp.	16,000	6,557
Cheng Uei Precision Industry Co., Ltd.	4,059	6,358
Chien Kuo Construction Co., Ltd.	8,000	2,911
Chin-Poon Industrial Co.	8,000	12,809
China Bills Finance Corp.	12,000	4,272
China Chemical & Pharmaceutical Co., Ltd.	10,000	6,455
China Manmade Fibers Corp. (b)	18,000	6,009
China Motor Corp.	6,000	5,307
China Steel Chemical Corp.	2,000	9,810
China Synthetic Rubber Corp.	6,000	6,246
Chipbond Technology Corp.	6,000	11,012
ChipMOS TECHNOLOGIES Bermuda, Ltd.	1,000	23,320
Chong Hong Construction Co., Ltd.	4,242	9,101
Chroma ATE, Inc.	4,000	10,392
Chung Hung Steel Corp. (b)	22,000	5,159
Clevo Co.	6,241	9,776
CMC Magnetics Corp. (b)	38,000	5,387
Compeq Manufacturing Co., Ltd.	28,000	15,815
Coretronic Corp. (b)	6,000	8,164
CTCI Corp.	4,000	6,379
CyberTAN Technology, Inc.	6,000	4,974
D-Link Corp.	8,160	4,803
Dynapack International Technology Corp.	2,000	4,664
E Ink Holdings, Inc. (b)	12,000	5,544

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Eclat Textile Co., Ltd.	2,020	$20,518
Elan Microelectronics Corp.	6,000	9,123
Elite Material Co., Ltd.	10,000	12,942
Elite Semiconductor Memory Technology, Inc.	6,000	9,721
eMemory Technology, Inc.	2,000	23,353
Epistar Corp.	8,000	15,923
Eternal Materials Co., Ltd.	8,240	8,396
Eva Airways Corp. (b)	10,000	7,009
Everlight Chemical Industrial Corp.	10,101	8,950
Everlight Electronics Co., Ltd.	4,000	9,063
Excelsior Medical Co., Ltd.	2,100	3,409
Far Eastern Department Stores, Ltd.	10,353	9,238
Far Eastern International Bank	32,887	10,927
Faraday Technology Corp.	6,000	7,006
Farglory Land Development Co., Ltd.	4,132	4,936
Feng Hsin Iron & Steel Co., Ltd.	4,000	4,917
Feng TAY Enterprise Co., Ltd.	4,405	13,409
Firich Enterprises Co., Ltd.	3,000	10,822
FLEXium Interconnect, Inc.	1,834	4,115
Formosa Taffeta Co., Ltd.	10,000	9,936
Formosan Rubber Group, Inc.	12,000	12,531
FSP Technology, Inc.	6,000	4,936
G Tech Optoelectronics Corp. (b)	2,000	1,854
GeoVision, Inc.	2,380	8,134
Gigabyte Technology Co., Ltd.	8,000	9,366
Ginko International Co., Ltd.	2,000	21,328
Gintech Energy Corp. (b)	4,000	2,937
Global Unichip Corp.	2,000	5,867
Gloria Material Technology Corp.	7,509	5,216
Goldsun Development & Construction Co., Ltd. (b)	20,000	6,993
Gourmet Master Co., Ltd.	1,000	5,110
Grand Ocean Retail Group, Ltd.	2,000	3,506
Grand Pacific Petrochemical	14,000	7,509
Great Wall Enterprise Co.	8,249	7,191
HannStar Display Corp.	26,760	6,698
HannsTouch Solution, Inc. (b)	10,000	2,259
Hey Song Corp.	4,250	5,084
Highwealth Construction Corp.	3,555	7,188
Himax Technologies, Inc. ADR	1,000	8,060
Ho Tung Chemical Corp. (b)	17,043	5,959
Hong TAI Electric Industrial	24,000	7,822
Huaku Development Co., Ltd.	4,080	7,359
Huang Hsiang Construction Co.	2,000	3,060
I-Sheng Electric Wire & Cable Co., Ltd.	6,000	8,202
Ibase Technology, Inc.	4,358	7,364
Jess-Link Products Co., Ltd.	2,000	1,975
Kenda Rubber Industrial Co., Ltd.	2,283	4,616
Kerry TJ Logistics Co., Ltd.	6,000	7,319
King Slide Works Co., Ltd.	2,000	25,695
King Yuan Electronics Co., Ltd.	16,000	12,885
King’s Town Bank	12,000	12,474
Kinpo Electronics (b)	32,000	14,885
Kinsus Interconnect Technology Corp.	4,000	13,354
LCY Chemical Corp.	6,149	3,249
Lien Hwa Industrial Corp.	6,000	3,883
Lingsen Precision Industries, Ltd.	10,000	4,620
Long Bon International Co., Ltd.	6,000	3,835
Lumax International Corp., Ltd.	2,391	4,910
Lung Yen Life Service Corp.	2,000	5,905
Macronix International Co., Ltd. (b)	41,519	9,105
Makalot Industrial Co., Ltd.	2,176	11,637
Masterlink Securities Corp.	20,240	6,405
Medigen Biotechnology Corp. (b)	2,000	10,537
Mercuries & Associates, Ltd.	4,376	2,790
Merry Electronics Co., Ltd.	3,000	10,585
Micro-Star International Co., Ltd.	1,000	1,079
Microbio Co., Ltd. (b)	6,394	5,787
MIN AIK Technology Co., Ltd.	3,000	15,616
Mirle Automation Corp.	4,240	3,750
Motech Industries, Inc.	4,000	6,139
Nan Kang Rubber Tire Co., Ltd.	7,704	8,228
Nantex Industry Co., Ltd.	4,373	2,228
Neo Solar Power Corp.	7,493	7,089
Oriental Union Chemical Corp.	9,800	8,512
Pan-International Industrial Co., Ltd.	6,060	3,778
Parade Technologies, Ltd.	2,000	18,670
PChome Online, Inc.	2,000	21,676
Phison Electronics Corp.	2,000	13,860
PixArt Imaging, Inc.	2,020	4,321
Portwell, Inc.	2,000	3,588
Powertech Technology, Inc. (b)	6,000	10,290
President Securities Corp.	15,420	8,124
Primax Electronics, Ltd.	8,000	9,835
Prime Electronics Satellitics, Inc.	3,765	1,686
Prince Housing Development Corp.	13,549	5,445
Promate Electronic Co., Ltd.	4,000	4,601
Qisda Corp. (b)	22,000	10,129
Radiant Opto-Electronics Corp.	5,759	18,497
Realtek Semiconductor Corp.	6,100	20,461
RichTek Technology Corp.	2,000	10,632
Ritek Corp. (b)	38,000	4,581
Sampo Corp.	14,000	5,626
Sanyang Industry Co., Ltd. (b)	12,000	10,822
Senao International Co., Ltd.	2,000	3,253
Shihlin Paper Corp. (b)	4,000	4,879
Shin Zu Shing Co., Ltd.	2,000	4,557
Shinkong Synthetic Fibers Corp.	28,000	9,658
Sigurd Microelectronics Corp.	8,000	7,772
Silicon Integrated Systems Corp. (b)	10,000	2,857
Simplo Technology Co., Ltd.	3,729	18,585
Sinbon Electronics Co., Ltd.	10,000	14,018
Sino-American Silicon Products, Inc. (b)	6,000	10,499
Sinon Corp.	14,000	7,155
Sinphar Pharmaceutical Co., Ltd.	4,320	5,728
Sinyi Realty Co.	2,770	3,208
Solar Applied Materials Technology Corp.	7,599	6,048
Solartech Energy Corp. (b)	4,233	2,813
Standard Foods Corp.	1,819	4,029
Systex Corp.	4,000	7,696
Ta Chong Bank Co., Ltd. (b)	25,220	8,419
Taichung Commercial Bank	35,673	11,570
Tainan Enterprises Co., Ltd.	6,000	4,965
Tainan Spinning Co., Ltd.	16,603	9,772
Taisun Enterprise Co., Ltd. (b)	12,360	4,693
Taiwan Business Bank (b)	42,995	12,503
Taiwan Cogeneration Corp.	6,000	4,652
Taiwan Fire & Marine Insurance Co.	6,000	4,234
Taiwan Hon Chuan Enterprise Co., Ltd.	4,000	7,063
Taiwan Land Development Corp.	16,186	5,890
Taiwan Secom Co., Ltd.	4,060	10,663

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Taiwan Surface Mounting Technology Co., Ltd.	2,384	$3,161
Tatung Co., Ltd. (b)	26,000	7,363
Test-Rite International Co.	8,246	5,506
Thye Ming Industrial Co., Ltd.	6,075	6,901
Ton Yi Industrial Corp.	15,000	9,493
Tong Hsing Electronic Industries, Ltd.	2,000	6,898
Tong Yang Industry Co., Ltd.	6,321	7,331
Topco Scientific Co., Ltd.	4,119	7,351
Transcend Information, Inc.	4,000	12,493
Tripod Technology Corp.	6,000	11,790
TSRC Corp.	8,085	8,686
TTY Biopharm Co., Ltd.	1,855	4,109
Tung Ho Steel Enterprise Corp.	10,000	7,800
TXC Corp.	6,000	7,281
U-Ming Marine Transport Corp.	4,000	6,316
Unimicron Technology Corp.	14,000	10,699
Unity Opto Technology Co., Ltd. (b)	6,000	6,114
Unizyx Holding Corp.	10,000	5,633
UPC Technology Corp.	11,608	4,151
USI Corp.	8,200	4,541
Ve Wong Corp.	8,000	6,025
Visual Photonics Epitaxy Co., Ltd.	2,008	1,893
Walsin Lihwa Corp. (b)	42,000	13,237
Wan Hai Lines, Ltd.	12,000	10,537
Waterland Financial Holdings Co., Ltd.	26,111	6,907
Wei Chuan Food Corp.	6,000	4,747
Weikeng Industrial Co., Ltd.	2,000	1,462
Win Semiconductors Corp.	6,000	5,620
Winbond Electronics Corp. (b)	40,000	13,733
Wistron NeWeb Corp.	4,244	8,998
Yageo Corp.	5,476	8,837
Yang Ming Marine Transport Corp. (b)	14,000	7,465
YFY, Inc.	18,000	7,775
Yieh Phui Enterprise Co., Ltd.	18,543	5,363
Yungtay Engineering Co., Ltd.	4,000	10,037
Zenitron Corp.	2,000	1,098
Zinwell Corp.	6,000	6,095

		1,600,033

THAILAND — 5.7%
Bangkok Chain Hospital PCL	42,073	10,103
Bangkok Expressway PCL	10,532	12,645
CPN Retail Growth Leasehold Property Fund	29,000	14,192
Dynasty Ceramic PCL	4,566	7,841
Esso Thailand PCL NVDR (b)	20,900	2,909
Hana Microelectronics PCL	8,700	10,049
Jasmine International PCL NVDR	48,700	10,880
Kiatnakin Bank PCL NVDR	7,000	8,404
LPN Development PCL	15,900	10,632
MBK PCL NVDR	16,000	7,100
Precious Shipping PCL	12,074	4,991
Robinson Department Store PCL NVDR	13,900	19,012
Siam Global House PCL NVDR	16,703	5,534
Sino-Thai Engineering & Construction PCL	14,900	10,552
Sri Trang Agro-Industry PCL	11,366	4,422
Supalai PCL	19,100	13,991
Thai Airways International PCL (b)	9,338	4,144
Thai Vegetable Oil PCL	8,507	5,508
Thaicom PCL	8,700	9,189
Thanachart Capital PCL	5	5
Thoresen Thai Agencies PCL (b)	23,079	11,855
Tisco Financial Group PCL	7,969	10,294
TTW PCL	55,504	19,570
WHA Corp. PCL	8,500	8,138

		221,960

TOTAL COMMON STOCKS —
(Cost $3,995,395)		3,900,667

WARRANTS — 0.0% (a)
THAILAND — 0.0% (a)
Bangkokland PCL, NVDR (expiring 07/02/18) (b) (Cost $0)	24,444	371

SHORT TERM INVESTMENTS — 13.5%
UNITED STATES — 13.5%
MONEY MARKET FUNDS — 13.5%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	209,816	209,816
State Street Institutional Liquid Reserves Fund 0.07% (g)(h)	318,459	318,459

TOTAL SHORT TERM INVESTMENT —
(Cost $528,275)		528,275

TOTAL INVESTMENTS — 113.5%
(Cost $4,523,670)		4,429,313
OTHER ASSETS & LIABILITIES — (13.5)%		(526,163)

NET ASSETS — 100.0%		$3,903,150

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	A portion of the security was on loan at December 31, 2014.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
REIT = Real Estate Investment Trust

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	9.6%
Real Estate Management & Development	8.4
Electronic Equipment, Instruments & Components	7.2
Chemicals	5.7
Machinery	3.8
Textiles, Apparel & Luxury Goods	3.5
Banks	3.4
Electrical Equipment	3.3
Construction & Engineering	3.2
Hotels, Restaurants & Leisure	3.0
Metals & Mining	3.0
Food Products	2.7
Technology Hardware, Storage & Peripherals	2.6
Pharmaceuticals	2.5
Transportation Infrastructure	2.2
IT Services	2.2
Capital Markets	2.0
Household Durables	1.9
Marine	1.8
Auto Components	1.7
Internet Software & Services	1.7
Multiline Retail	1.5
Software	1.5
Health Care Equipment & Supplies	1.4
Consumer Finance	1.2
Food & Staples Retailing	1.2
Communications Equipment	1.1
Diversified Financial Services	1.1
Oil, Gas & Consumable Fuels	1.1
Health Care Providers & Services	1.0
Media	1.0
Automobiles	0.9
Specialty Retail	0.8
Construction Materials	0.8
Water Utilities	0.8
Building Products	0.6
Airlines	0.6
Industrial Conglomerates	0.6
Containers & Packaging	0.6
Electric Utilities	0.6
Insurance	0.6
Trading Companies & Distributors	0.5
Diversified Telecommunication Services	0.5
Energy Equipment & Services	0.5
Biotechnology	0.5
Independent Power and Renewable Electricity Producers	0.4
Paper & Forest Products	0.4
Professional Services	0.4
Diversified Consumer Services	0.4
Beverages	0.3
Gas Utilities	0.3
Commercial Services & Supplies	0.3
Distributors	0.2
Thrifts & Mortgage Finance	0.2
Personal Products	0.2
Internet & Catalog Retail	0.2
Air Freight & Logistics	0.2
Household Products	0.1
Short Term Investments	13.5
Other Assets & Liabilities	(13.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Metal Recycling Holdings, Ltd., which was a Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, China Lumena New Materials Corp., which was a Level 3 and part of the Chemicals Industry, representing 0.00% of net assets, Boshiwa International Holding, Ltd., which was Level 2 and part of the Specialty Retail Industry, representing 0.00% of net assets, Ports Design, Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.03% of net assets, Jiangsu Future Land Co., Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.22% of net assets and NVC Lighting Holdings, Ltd., which was Level 2 and part of the Household Products Industry, representing 0.13% of net assets (see accompanying Notes to Schedules of Investments).

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.8%
RUSSIA — 98.8%
BANKS — 11.0%
Bank Otkritie Financial Corp. PJSC GDR (a)	2,731	$26,422
Sberbank of Russia ADR (b)	160,830	622,895
Sberbank of Russia ADR (b)	246,819	999,617
VTB Bank OJSC GDR	382,725	880,267

		2,529,201

CHEMICALS — 2.7%
PhosAgro OAO GDR	12,667	129,204
Uralkali PJSC GDR	42,494	501,004

		630,208

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
Rostelecom OJSC ADR (b)	3,500	31,815
Rostelecom OJSC ADR (b)	50,023	452,708

		484,523

ELECTRIC UTILITIES — 1.1%
RusHydro JSC ADR (b)	1,612	1,525
RusHydro JSC ADR (b)	278,592	259,648

		261,173

ENERGY EQUIPMENT & SERVICES — 1.1%
Eurasia Drilling Co., Ltd. GDR	11,543	205,465
TMK OAO GDR	15,312	35,524

		240,989

FOOD & STAPLES RETAILING — 8.4%
Lenta, Ltd. GDR (a)	14,847	100,366
Magnit PJSC GDR	33,450	1,518,630
O’Key Group SA GDR	16,679	73,221
X5 Retail Group NV GDR (a)	19,972	243,658

		1,935,875

HOUSEHOLD DURABLES — 1.6%
PIK Group GDR	114,129	365,213

INTERNET SOFTWARE & SERVICES — 3.7%
Mail.ru Group, Ltd. GDR (a)	14,966	243,946
Yandex NV (Class A) (a)	33,134	595,086

		839,032

IT SERVICES — 0.6%
Luxoft Holding, Inc. (a)	1,194	45,981
QIWI PLC ADR	4,322	87,261

		133,242

MEDIA — 0.3%
CTC Media, Inc.	13,757	66,997

METALS & MINING — 11.2%
Evraz PLC	55,273	133,155
IRC, Ltd. (a)	256,000	17,166
Magnitogorsk Iron & Steel Works GDR	32,910	78,984
Mechel ADR (a)	29,066	19,878
MMC Norilsk Nickel OJSC ADR	71,404	1,015,365
Novolipetsk Steel OJSC GDR	16,000	183,680
Polymetal International PLC	29,264	262,828
Polyus Gold International, Ltd.	112,368	317,568
Severstal PAO GDR	38,517	350,505
United Co. RUSAL PLC (a)	266,000	179,052

		2,558,181

OIL, GAS & CONSUMABLE FUELS — 48.6%
Exillon Energy PLC (a)	32,703	76,488
Gazprom Neft JSC ADR	15,292	172,341
Gazprom OAO ADR	828,816	3,853,994
Lukoil OAO ADR (b)	64,661	2,573,508
Lukoil OAO ADR (b)	15,760	604,396
NOVATEK OAO GDR	14,413	1,129,979
Rosneft OAO GDR	200,700	704,457
Surgutneftegas OAO ADR	167,716	712,458
Surgutneftegas OAO ADR Preference Shares	71,320	368,011
Tatneft OAO ADR	39,198	960,351

		11,155,983

PHARMACEUTICALS — 0.3%
Pharmstandard OJSC GDR (a)	11,590	70,119

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Etalon Group, Ltd. GDR	28,778	57,556
LSR Group OJSC GDR	52,278	81,554

		139,110

ROAD & RAIL — 0.4%
Globaltrans Investment PLC GDR	19,196	96,940

WIRELESS TELECOMMUNICATION SERVICES — 5.1%
MegaFon OAO GDR	14,069	193,871
Mobile Telesystems OJSC ADR	81,580	585,744
Sistema JSFC GDR	33,371	173,863
VimpelCom, Ltd. ADR	52,185	217,872

		1,171,350

TOTAL COMMON STOCKS —
(Cost $39,524,188)		22,678,136

SHORT TERM INVESTMENT — 3.8%
UNITED STATES — 3.8%
MONEY MARKET FUND — 3.8%
State Street Institutional Liquid Reserves Fund 0.07% (c)(d) (Cost $873,778)	873,778	873,778

TOTAL INVESTMENTS — 102.6%
(Cost $40,397,966)		23,551,914
OTHER ASSETS & LIABILITIES — (2.6)%		(602,689)

NET ASSETS — 100.0%		$22,949,225

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Private Joint Stock Company
PLC = Public Limited Company

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. (Class H) (a)	2,060,000	$1,272,417

AIR FREIGHT & LOGISTICS — 0.1%
Sinotrans, Ltd. (Class H)	1,200,000	800,015

AIRLINES — 0.4%
Air China, Ltd.	2,064,000	1,668,798
China Eastern Airlines Corp., Ltd. (a)(b)	2,042,000	979,547
China Southern Airlines Co., Ltd. (Class H)	2,086,000	992,584

		3,640,929

AUTO COMPONENTS — 0.2%
Minth Group, Ltd.	784,000	1,627,678
Xinyi Glass Holdings, Ltd. (a)	1,810,000	912,603

		2,540,281

AUTOMOBILES — 1.9%
Brilliance China Automotive Holdings, Ltd.	2,312,000	3,714,775
BYD Co., Ltd. (a)	578,000	2,262,107
Dongfeng Motor Group Co., Ltd. (Class H)	3,107,300	4,399,589
Geely Automobile Holdings, Ltd. (a)	3,845,000	1,224,672
Great Wall Motor Co., Ltd. (Class H)	978,500	5,564,498
Guangzhou Automobile Group Co., Ltd. (Class H)	2,638,637	2,402,210

		19,567,851

BANKS — 20.3%
Agricultural Bank of China, Ltd. (Class H)	22,515,000	11,381,110
Bank of China, Ltd. (Class H)	63,162,700	35,593,338
Bank of Chongqing Co., Ltd. (Class H)	1,046,000	807,951
Bank of Communications Co., Ltd. (Class H)	18,347,824	17,129,699
China CITIC Bank Corp., Ltd. (Class H)	7,602,471	6,097,780
China Construction Bank Corp. (Class H)	76,220,623	62,609,254
China Merchants Bank Co., Ltd. (Class H)	4,330,235	10,866,280
China Minsheng Banking Corp., Ltd. (Class H) (a)	6,037,300	7,940,896
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	1,614,000	1,005,257
Huishang Bank Corp., Ltd. (Class H) (a)	6,353,000	2,859,110
Industrial & Commercial Bank of China, Ltd. (Class H)	74,995,789	54,736,864

		211,027,539

BEVERAGES — 0.2%
Tibet 5100 Water Resources Holdings, Ltd. (a)	2,077,000	787,427
Tsingtao Brewery Co., Ltd. (Class H) (a)	259,000	1,756,759

		2,544,186

CAPITAL MARKETS — 1.4%
Central China Securities Co., Ltd. (Class H) (b)	237,000	228,295
China Cinda Asset Management Co., Ltd. (Class H) (b)	10,525,000	5,130,273
China Everbright, Ltd.	780,000	1,862,783
China Financial International Investments, Ltd. (a)(b)	5,010,000	516,838
CITIC Securities Co., Ltd. (Class H) (a)	779,500	2,935,118
Guotai Junan International Holdings, Ltd.	860,000	654,300
Haitong Securities Co., Ltd. (Class H) (a)	1,092,000	2,748,711
Shenyin Wanguo HK, Ltd.	70,000	62,464

		14,138,782

CHEMICALS — 0.5%
China Bluechemical, Ltd. (Class H)	2,632,000	933,351
China Lumena New Materials Corp. (a)(b)(c)	3,654,548	0
Huabao International Holdings, Ltd. (a)	1,789,000	1,460,295
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	4,165,999	1,219,472
Sinopec Yizheng Chemical Fibre Co., Ltd. (Class H) (a)(b)	1,902,000	600,901
Yingde Gases Group Co., Ltd. (a)	1,449,000	1,018,337

		5,232,356

COMMERCIAL SERVICES & SUPPLIES — 0.3%
China Everbright International, Ltd. (a)	2,110,000	3,139,893

COMMUNICATIONS EQUIPMENT — 0.4%
BYD Electronic International Co., Ltd.	727,000	703,108
China All Access Holdings, Ltd. (a)	2,690,000	1,019,826
Comba Telecom Systems Holdings, Ltd.	1,241,300	440,186
Synertone Communication Corp. (a)	5,648,000	502,540
ZTE Corp. (Class H)	805,798	1,749,826

		4,415,486

CONSTRUCTION & ENGINEERING — 1.5%
China Communications Construction Co., Ltd. (Class H)	4,149,394	4,992,211
China Railway Construction Corp., Ltd. (Class H) (a)	1,782,375	2,270,819
China Railway Group, Ltd. (Class H)	3,679,000	3,026,754
China Singyes Solar Technologies Holdings, Ltd. (a)(b)	381,000	530,610
China State Construction International Holdings, Ltd.	2,104,000	2,957,323
China WindPower Group, Ltd. (b)	5,350,000	286,305
Metallurgical Corp. of China, Ltd.	3,049,000	1,014,387

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Sinopec Engineering Group Co., Ltd. (Class H)	1,423,000	$961,530

		16,039,939

CONSTRUCTION MATERIALS — 1.1%
Anhui Conch Cement Co., Ltd. (Class H) (a)	1,375,500	5,152,682
BBMG Corp. (Class H)	922,000	771,618
China National Building Material Co., Ltd. (Class H) (a)	3,674,000	3,572,211
China Resources Cement Holdings, Ltd.	1,097,163	710,234
China Shanshui Cement Group, Ltd. (a)	1,968,000	944,049

		11,150,794

DIVERSIFIED CONSUMER SERVICES — 0.4%
New Oriental Education & Technology Group, Inc. ADR (b)	145,282	2,965,206
TAL Education Group ADR (a)(b)	59,139	1,661,214

		4,626,420

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,263,000	1,245,923

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
China Communications Services Corp., Ltd. (Class H)	2,291,600	1,075,639
China Telecom Corp., Ltd. (Class H)	13,936,951	8,159,250
China Unicom (Hong Kong), Ltd.	4,709,805	6,316,302
Citic Telecom International Holdings, Ltd.	1,724,000	646,929

		16,198,120

ELECTRICAL EQUIPMENT — 0.7%
China High Speed Transmission Equipment Group Co., Ltd. (b)	1,446,000	900,621
Shanghai Electric Group Co., Ltd. (Class H)	3,356,000	1,787,305
Tech Pro Technology Development, Ltd. (a)(b)	1,981,600	1,558,735
Xinjiang Goldwind Science & Technology Co., Ltd. (Class H)	398,400	619,574
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	501,000	2,923,364

		7,789,599

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
AAC Technologies Holdings, Inc. (a)	786,245	4,212,651
Anxin-China Holdings, Ltd.	3,068,000	195,834
Avic International Holdings, Ltd. (b)	774,030	558,949
Digital China Holdings, Ltd.	1,051,000	974,447
Ju Teng International Holdings, Ltd. (a)	1,088,000	535,943
Kingboard Chemical Holdings, Ltd.	868,999	1,467,970
Shijiazhuang Baoshi Electronic Glass Co. Ltd. (Class B) (b)(d)	2,444,400	1,929,080
Sunny Optical Technology Group Co., Ltd.	496,000	855,785
Wasion Group Holdings, Ltd.	546,000	509,751

		11,240,410

ENERGY EQUIPMENT & SERVICES — 0.3%
Anton Oilfield Services Group (a)	1,044,000	224,824
China Oilfield Services, Ltd. (Class H)	1,571,900	2,728,328
Hilong Holding, Ltd. (a)	745,000	173,885
Honghua Group, Ltd. (a)	1,458,000	186,131
SPT Energy Group, Inc. (a)	1,060,000	195,465

		3,508,633

FOOD & STAPLES RETAILING — 0.5%
China Resources Enterprise, Ltd. (a)	1,309,854	2,743,061
Sun Art Retail Group, Ltd. (a)	1,901,000	1,890,006
Wumart Stores, Inc. (Class H) (a)	533,000	456,375

		5,089,442

FOOD PRODUCTS — 2.9%
Biostime International Holdings, Ltd. (a)	199,000	409,042
China Agri-Industries Holdings, Ltd.	2,309,600	953,045
China Huishan Dairy Holdings Co., Ltd. (a)	3,865,000	672,837
China Huiyuan Juice Group, Ltd. (b)	1,037,000	387,796
China Mengniu Dairy Co., Ltd.	1,310,110	5,406,103
China Milk Products Group, Ltd. (b)(d)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	2,866,000	816,761
China Yurun Food Group, Ltd. (a)(b)	1,576,000	640,167
CP Pokphand Co.	4,708,000	522,110
Imperial Pacific International Holdings, Ltd. (a)(b)	2,551,300	552,710
Shenguan Holdings Group, Ltd. (a)	2,084,000	693,337
Tingyi Cayman Islands Holding Corp.	2,085,844	4,766,199
Uni-President China Holdings, Ltd. (a)	1,476,400	1,359,342
Want Want China Holdings, Ltd. (a)	6,913,933	9,111,768
WH Group, Ltd. (b)(e)	5,779,000	3,308,737
YuanShengTai Dairy Farm, Ltd. (b)	2,625,000	257,258

		29,857,212

GAS UTILITIES — 0.7%
China Gas Holdings, Ltd.	2,372,000	3,737,770
China Oil and Gas Group, Ltd.	2,760,000	348,788
China Resources Gas Group, Ltd.	1,038,000	2,697,112

		6,783,670

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Mindray Medical International, Ltd. ADR (a)	101,088	2,668,723
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	2,080,000	1,679,053

		4,347,776

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Phoenix Healthcare Group Co., Ltd. (a)	503,000	$927,536
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	846,300	1,909,805
Sinopharm Group Co., Ltd. (Class H) (a)	835,600	2,957,790

		5,795,131

HOTELS, RESTAURANTS & LEISURE — 0.4%
Ajisen China Holdings, Ltd.	524,000	399,342
China Lodging Group, Ltd. ADR (a)(b)	26,100	685,908
China Travel International Investment Hong Kong, Ltd.	3,684,000	1,277,905
Homeinns Hotel Group ADR (b)	34,833	1,045,687
REXLot Holdings, Ltd. (a)	6,402,210	520,112
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H)	1,596,187	510,460

		4,439,414

HOUSEHOLD DURABLES — 0.4%
Haier Electronics Group Co., Ltd.	1,151,000	2,739,893
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (b)	379,000	334,778
Skyworth Digital Holdings, Ltd.	2,041,878	1,111,140

		4,185,811

HOUSEHOLD PRODUCTS — 0.1%
NVC Lighting Holdings, Ltd. (d)	2,237,000	507,698
Vinda International Holdings, Ltd.	519,000	764,293

		1,271,991

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.9%
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	1,532,000	665,756
China Datang Corp. Renewable Power Co., Ltd. (a)	2,513,000	333,777
China Longyuan Power Group Corp. (Class H)	2,753,000	2,864,880
China Power International Development, Ltd. (a)	3,040,000	1,540,610
China Resources Power Holdings Co., Ltd.	1,834,112	4,730,232
Datang International Power Generation Co., Ltd. (Class H)	3,556,287	1,912,315
Huadian Fuxin Energy Corp., Ltd. (Class H)	1,992,000	937,581
Huadian Power International Co., Ltd. (Class H)	1,338,000	1,173,253
Huaneng Power International, Inc. (Class H)	3,650,129	4,932,829
Huaneng Renewables Corp., Ltd. (Class H)	3,028,000	980,068

		20,071,301

INDUSTRIAL CONGLOMERATES — 1.5%
Beijing Enterprises Holdings, Ltd.	576,500	4,519,907
CITIC, Ltd. (a)	4,848,000	8,264,578
Shanghai Industrial Holdings, Ltd.	784,000	2,350,529

		15,135,014

INSURANCE — 6.8%
China Life Insurance Co., Ltd. (Class H)	6,824,040	26,795,105
China Pacific Insurance Group Co., Ltd. (Class H)	1,776,200	9,024,324
China Taiping Insurance Holdings Co., Ltd. (a)(b)	1,070,491	3,064,521
New China Life Insurance Co., Ltd. (Class H)	418,800	2,114,292
People’s Insurance Co. Group of China, Ltd. (Class H)	5,943,000	2,781,884
PICC Property & Casualty Co., Ltd. (Class H)	4,182,858	8,133,942
Ping An Insurance Group Co. of China, Ltd. (Class H)	1,832,800	18,694,685

		70,608,753

INTERNET & CATALOG RETAIL — 1.6%
Ctrip.com International, Ltd. ADR (b)	127,507	5,801,569
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	73,188	679,917
JD.com, Inc. ADR (a)(b)	209,100	4,838,574
Qunar Cayman Islands, Ltd. ADR (b)	10,108	287,370
Vipshop Holdings, Ltd. ADS (b)	263,717	5,153,030

		16,760,460

INTERNET SOFTWARE & SERVICES — 18.3%
21Vianet Group, Inc. ADR (a)(b)	58,097	898,761
58.com Inc, ADR (b)	17,789	739,133
Alibaba Group Holding, Ltd. ADR (a)(b)	320,100	33,271,194
Autohome, Inc, ADR (a)(b)	15,847	576,197
Baidu, Inc. ADR (b)	252,809	57,632,868
Bitauto Holdings, Ltd. ADR (b)	26,200	1,844,742
Leju Holdings, Ltd. ADR (b)	3,910	42,072
NetEase, Inc. ADR	77,224	7,655,987
Phoenix New Media, Ltd. ADR (b)	54,826	455,604
Qihoo 360 Technology Co., Ltd. ADR (a)(b)	81,883	4,688,620
Sina Corp. (a)(b)	73,784	2,760,259
Sohu.com, Inc. (b)	37,592	1,999,142
SouFun Holdings, Ltd. ADR	224,435	1,658,575
Tencent Holdings, Ltd.	4,964,015	72,013,216
Youku Tudou, Inc. ADR (a)(b)	128,959	2,296,760
YY, Inc. ADR (a)(b)	24,599	1,533,502

		190,066,632

IT SERVICES — 0.2%
AGTech Holdings Ltd. (a)(b)	1,904,000	220,971
Hi Sun Technology China, Ltd. (b)	1,836,000	454,570
Travelsky Technology, Ltd. (a)	1,394,000	1,506,376

		2,181,917

MACHINERY — 1.4%
China Conch Venture Holdings, Ltd.	577,500	1,258,535
China International Marine Containers Group Co., Ltd. (Class H)	717,100	1,592,354
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)(b)	3,236,000	287,928
CIMC Enric Holdings, Ltd. (a)	784,000	621,753

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

CSR Corp., Ltd. (Class H) (a)	1,260,000	$1,696,280
Haitian International Holdings, Ltd.	795,000	1,677,170
Lonking Holdings, Ltd. (a)	3,279,000	663,847
Weichai Power Co., Ltd. (a)	649,920	2,740,528
Yangzijiang Shipbuilding Holdings, Ltd. (a)	3,269,000	2,972,715
Zoomlion Heavy Industry Science and Technology Co., Ltd. (Class H) (a)	1,274,000	970,920

		14,482,030

MARINE — 0.4%
China COSCO Holdings Co., Ltd. (a)(b)	3,161,175	1,561,255
China Shipping Container Lines Co., Ltd. (a)(b)	4,703,500	1,485,983
China Shipping Development Co., Ltd. (a)(b)	1,533,800	1,052,221

		4,099,459

MEDIA — 0.1%
Alibaba Pictures Group, Ltd. (a)(b)	4,530,000	811,969
Poly Culture Group Corp., Ltd. (Class H) (a)(b)	137,400	423,459

		1,235,428

METALS & MINING — 1.3%
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	4,262,000	1,973,034
Angang Steel Co., Ltd. (a)	1,337,720	1,138,507
China Metal Recycling Holdings, Ltd. (a)(b)(c)	468,600	0
China Molybdenum Co., Ltd. (a)	1,621,000	940,637
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	5,002,000	406,360
Hunan Non-Ferrous Metal Corp., Ltd. (Class H) (a)(b)	1,868,000	934,620
Jiangxi Copper Co., Ltd. (Class H) (a)	1,513,000	2,594,879
Maanshan Iron & Steel (a)(b)	2,340,000	700,052
MMG, Ltd.	1,492,000	461,750
North Mining Shares Co., Ltd. (a)(b)	11,320,000	569,295
Shougang Fushan Resources Group, Ltd.	3,840,000	836,844
Zhaojin Mining Industry Co., Ltd. (Class H) (a)	1,304,000	657,478
Zijin Mining Group Co., Ltd. (Class H) (a)	7,214,750	2,046,777

		13,260,233

MULTILINE RETAIL — 0.2%
Golden Eagle Retail Group, Ltd. (a)	886,120	994,119
Intime Retail Group Co., Ltd. (a)	989,500	717,098
Parkson Retail Group, Ltd. (a)	2,099,000	525,099

		2,236,316

OIL, GAS & CONSUMABLE FUELS — 7.7%
China Coal Energy Co., Ltd. (Class H) (a)	4,024,013	2,521,867
China Petroleum & Chemical Corp. (Class H)	23,498,640	18,938,664
China Shenhua Energy Co., Ltd. (Class H)	3,203,200	9,479,673
China Suntien Green Energy Corp., Ltd. (Class H)	1,290,000	269,483
CNOOC, Ltd.	15,545,174	20,927,757
Inner Mongolia Yitai Coal Co., Ltd. (a)	604,600	522,360
Kunlun Energy Co., Ltd. (a)	3,131,400	2,959,846
Newocean Energy Holdings, Ltd. (a)	1,090,000	418,861
PetroChina Co., Ltd. (Class H)	19,116,930	21,200,358
Sinopec Kantons Holdings, Ltd. (a)	1,324,000	1,060,245
United Energy Group, Ltd. (b)	3,392,000	489,892
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	1,803,900	1,528,285

		80,317,291

PAPER & FOREST PRODUCTS — 0.3%
Lee & Man Paper Manufacturing, Ltd. (a)	2,494,000	1,395,766
Nine Dragons Paper Holdings, Ltd. (a)	2,042,000	1,790,570

		3,186,336

PERSONAL PRODUCTS — 0.8%
Hengan International Group Co., Ltd.	784,000	8,193,995

PHARMACEUTICALS — 2.0%
China Animal Healthcare, Ltd. (a)	763,600	531,724
China Medical System Holdings, Ltd. (a)	1,017,000	1,681,263
China Pharmaceutical Group, Ltd.	2,000,000	1,764,057
China Shineway Pharmaceutical Group, Ltd.	382,000	580,277
Consun Pharmaceutical Group, Ltd.	743,000	560,494
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (d)	262,000	792,265
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (b)	2,008,000	600,729
Lijun International Pharmaceutical Holding Co., Ltd.	2,288,000	1,050,347
Luye Pharma Group, Ltd. (b)	1,474,500	1,899,489
Shanghai Fosun Pharmaceutical Group Co., Ltd. (Class H)	263,000	946,208
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (b)	691,000	579,186
Sihuan Pharmaceutical Holdings Group, Ltd.	4,918,000	3,291,414
Sino Biopharmaceutical, Ltd.	3,116,000	2,824,746
The United Laboratories International Holdings, Ltd. (b)	216,000	126,176
Tong Ren Tang Technologies Co., Ltd. (Class H) (a)	492,000	635,711
WuXi PharmaTech Cayman, Inc. ADR (b)	78,469	2,642,051

		20,506,137

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.8%
Agile Property Holdings, Ltd. (a)	1,788,747	1,017,218

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Carnival Group International Holdings, Ltd. (b)	8,990,000	$1,379,537
China Overseas Land & Investment, Ltd.	3,923,862	11,663,026
China Resources Land, Ltd.	1,825,000	4,812,633
China South City Holdings, Ltd.	2,926,000	1,335,685
China Vanke Co., Ltd. (Class H) (a)(b)	1,336,864	2,982,359
Country Garden Holdings Co., Ltd.	7,336,500	2,932,765
E-House China Holdings, Ltd. ADR (a)	80,055	579,598
Evergrande Real Estate Group, Ltd. (a)	4,860,000	1,967,852
Franshion Properties China, Ltd.	2,052,000	587,431
Greentown China Holdings, Ltd. (a)	547,000	543,131
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	1,291,024	1,579,891
Hopson Development Holdings, Ltd. (a)(b)	540,000	494,400
Hydoo International Holding Ltd. (a)	1,558,000	387,750
Kaisa Group Holdings, Ltd. (a)	1,603,000	328,668
KWG Property Holding, Ltd. (a)	1,059,592	725,537
Longfor Properties Co., Ltd.	1,126,500	1,451,187
Poly Property Group Co., Ltd. (a)	1,699,000	698,893
Renhe Commercial Holdings Co., Ltd. (a)(b)	12,753,000	559,137
Shenzhen Investment, Ltd.	2,289,432	658,354
Shimao Property Holdings, Ltd.	1,376,941	3,078,868
Shui On Land, Ltd. (a)	4,399,500	1,038,200
Sino-Ocean Land Holdings, Ltd.	5,040,212	2,866,250
Soho China, Ltd.	1,353,500	956,457
Sunac China Holdings, Ltd.	1,607,000	1,635,006
Yanlord Land Group, Ltd. (a)	1,477,000	1,159,218
Yuexiu Property Co., Ltd. (a)	8,158,000	1,567,460
Yuzhou Properties Co. (a)	3,646,840	917,018

		49,903,529

ROAD & RAIL — 0.1%
Guangshen Railway Co., Ltd.	2,264,000	1,100,638

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.3%
China Jinhai International Group, Ltd. (b)	4,230,000	34,910
GCL Poly Energy Holdings, Ltd. (a)(b)	9,779,000	2,269,831
Hanergy Thin Film Power Group, Ltd. (a)(b)	14,295,000	5,179,849
JinkoSolar Holding Co., Ltd. ADR (a)(b)	19,930	392,820
ReneSola, Ltd. ADR (a)(b)	83,740	118,073
Semiconductor Manufacturing International Corp. (b)	28,116,000	2,574,178
Shunfeng International Clean Energy, Ltd. (b)	734,000	519,631
Trina Solar, Ltd. ADR (a)(b)	79,734	738,337
Xinyi Solar Holdings, Ltd. (a)	3,458,000	954,257
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	117,852	276,952

		13,058,838

SOFTWARE — 0.4%
BAIOO Family Interactive, Ltd. (b)(e)	1,094,000	90,287
Boyaa Interactive International, Ltd. (a)	410,000	300,831
Cheetah Mobile, Inc. ADR (a)(b)	21,241	321,164
Kingdee International Software Group Co., Ltd. (a)(b)	1,328,000	395,582
Kingsoft Corp., Ltd. (a)	782,000	1,552,938
NetDragon Websoft, Inc. (a)	308,500	543,416
NQ Mobile, Inc. ADR (a)(b)	39,433	154,183
Perfect World Co., Ltd. ADR	48,270	760,735
V1 Group, Ltd. (a)(b)	2,326,000	188,963

		4,308,099

SPECIALTY RETAIL — 0.3%
Baoxin Auto Group, Ltd. (a)	894,000	516,467
GOME Electrical Appliances Holding, Ltd. (a)	9,685,279	1,423,782
Hengdeli Holdings, Ltd. (a)	3,804,895	711,438
Zhongsheng Group Holdings, Ltd.	771,000	695,952

		3,347,639

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Coolpad Group, Ltd.	3,072,000	606,093
Lenovo Group, Ltd. (a)	6,290,000	8,273,274
TCL Communication Technology Holdings, Ltd. (a)	524,000	487,184

		9,366,551

TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Anta Sports Products, Ltd. (a)	770,000	1,360,310
Belle International Holdings, Ltd.	4,601,000	5,173,629
Bosideng International Holdings, Ltd. (a)	4,734,000	634,875
China Dongxiang Group Co.	5,815,000	1,034,798
Li Ning Co., Ltd. (a)(b)	1,314,500	642,431
Ports Design, Ltd. (b)(d)	710,500	216,223
Shenzhou International Group Holdings, Ltd.	391,000	1,290,754

		10,353,020

TRADING COMPANIES & DISTRIBUTORS — 0.0% (f)
Citic Resources Holdings, Ltd. (b)	2,598,000	335,016

TRANSPORTATION INFRASTRUCTURE — 1.6%
Anhui Expressway Co., Ltd. (Class H)	1,498,000	1,008,344
Beijing Capital International Airport Co., Ltd.	1,801,939	1,447,620
China Merchants Holdings International Co., Ltd. (a)	1,303,828	4,388,210
COSCO Pacific, Ltd.	2,381,308	3,383,949
Jiangsu Expressway Co., Ltd. (Class H)	1,744,795	2,083,445
Shenzhen Expressway Co., Ltd. (Class H)	1,046,000	697,347
Shenzhen International Holdings Ltd. (a)	831,295	1,219,899
Zhejiang Expressway Co., Ltd. (Class H)	1,866,000	2,168,019

		16,396,833

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.8%
Beijing Enterprises Water Group, Ltd. (b)	4,734,000	$3,229,316
CT Environmental Group, Ltd. (a)	237,100	243,678
Guangdong Investment, Ltd.	3,126,000	4,071,336
Kangda International Environmental Co., Ltd. (b)(e)	1,118,000	494,497

		8,038,827

WIRELESS TELECOMMUNICATION SERVICES — 5.7%
China Mobile, Ltd.	5,104,504	59,570,154

TOTAL COMMON STOCKS —
(Cost $1,005,125,065)		1,040,010,466

SHORT TERM INVESTMENTS — 14.3%
UNITED STATES — 14.3%
MONEY MARKET FUNDS — 14.3%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	140,316,974	140,316,974
State Street Institutional Liquid Reserves Fund 0.07% (h)(i)	8,473,673	8,473,673

TOTAL SHORT TERM INVESTMENT —
(Cost $148,790,647)		148,790,647

TOTAL INVESTMENTS — 114.3%
(Cost $1,153,915,712)		1,188,801,113
OTHER ASSETS & LIABILITIES — (14.3)%		(148,509,086)

NET ASSETS — 100.0%		$1,040,292,027

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
DECEMBER 31, 2014*

PERCENT OF
COUNTRY**	NET ASSETS

China	76.8%
Hong Kong	23.2
United States Short Term Investments	14.3
Other Assets & Liabilities	(14.3)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Lumena New Materials Corp., which was Level 3 and part of the Chemicals Industry, representing 0.00% of net assets, Ports Design, Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.02% of net assets, Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., which was Level 2 and part of the Pharmaceuticals Industry, representing 0.08% of net assets, Shijiazhuang Baoshi Electronic Glass Co., Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, representing 0.19% of net assets, NVC Lighting Holdings, Ltd., which was Level 2 and part of the Household Products Industry, representing 0.05% of net assets, China Metal Recycling Holdings, Ltd., which was a Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, and China Milk Products Group, Ltd. which was Level 2 and part of the Food Products Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.7%
BRAZIL — 8.6%
All America Latina Logistica SA	12,578	$23,943
AMBEV SA ADR (a)	244,770	1,522,469
Banco Bradesco SA Preference Shares ADR	153,791	2,056,186
Banco do Brasil SA	45,304	405,115
Banco Santander Brasil SA	1,183	5,990
BB Seguridade Participacoes SA	30,046	363,509
BM&FBovespa SA	96,143	356,259
BR Malls Participacoes SA	35,405	218,834
Bradespar SA Preference Shares	25,028	134,640
Brasil Brokers Participacoes SA	9,707	9,239
Braskem SA Preference Shares ADR (a)	9,681	124,982
BRF — Brasil Foods SA ADR (a)	27,548	643,246
CCR SA	27,005	156,552
Centrais Eletricas Brasileiras SA ADR (a)	31,013	66,368
Cia Hering	2,447	18,641
Cielo SA	17,872	280,162
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	12,256	451,388
Companhia de Saneamento Basico do Estado de Sao Paulo	39,404	252,149
Companhia Energetica de Minas Gerais ADR	69,185	343,849
Companhia Energetica de Sao Paulo Preference Shares (Class B)	3,065	30,913
Companhia Siderurgica Nacional SA ADR (a)	79,293	164,929
Cosan Logistica SA (b)	9,898	10,649
Cosan SA Industria e Comercio	9,898	107,425
Cyrela Brazil Realty SA	27,878	115,992
Duratex SA	20,479	61,864
Embraer SA	42,584	391,525
Estacio Participacoes SA	4,894	43,855
Fibria Celulose SA ADR (a)(b)	15,257	185,067
Gafisa SA	6,753	5,589
Gerdau SA ADR (a)	59,051	209,631
Hypermarcas SA (b)	2,586	16,198
Investimentos Itau SA	19,143	69,854
Investimentos Itau SA Preference Shares	207,316	732,337
Itau Unibanco Holding SA Preference Shares ADR	155,755	2,026,373
JBS SA	11,174	47,080
Klabin SA	3,364	18,464
Kroton Educacional SA	43,121	251,439
Lojas Americanas SA Preference Shares	39,911	258,846
Lojas Renner SA	18,033	518,766
Metalurgica Gerdau SA Preference Shares	31,073	132,091
MMX Mineracao e Metalicos SA (b)	2,822	754
MRV Engenharia e Participacoes SA	5,405	15,250
Natura Cosmeticos SA	15,234	182,531
Oi SA, ADR (b)(c)	3,036	9,685
Oi SA, ADR (a)(b)(c)	574	1,923
PDG Realty SA Empreendimentos e Participacoes (b)	35,882	11,609
Petroleo Brasileiro SA ADR (a)(c)	78,022	569,561
Petroleo Brasileiro SA Preference Shares ADR (c)	118,627	899,193
Profarma Distribuidora de Produtos Farmaceuticos SA	1,710	5,783
Prumo Logistica SA (b)	16,930	2,739
Qualicorp SA (b)	2,178	22,778
Souza Cruz SA	50,297	365,562
Telefonica Brasil SA ADR (a)	11,146	197,061
Telefonica Brasil SA Preference Shares	28,147	496,083
Tim Participacoes SA ADR	12,280	272,739
Tractebel Energia SA ADR	13,863	176,430
Ultrapar Participacoes SA	14,556	281,734
Usinas Siderurgicas de Minas Gerais SA ADR (b)	42,525	79,097
Vale SA ADR (a)	82,490	674,768
Vale SA Preference Shares ADR (a)	149,413	1,084,738
Weg SA	32,163	370,246

		18,552,672

CHILE — 1.7%
Antarchile SA	17,727	212,952
Empresa Electrica Pilmaiquen SA	21,603	106,796
Empresa Nacional de Electricidad SA ADR	9,129	408,431
Empresas COPEC SA	40,805	460,599
Empresas Iansa SA	438,144	13,140
Enersis SA ADR	35,048	561,819
Enjoy SA	189,998	18,785
Invexans SA (b)	929,319	15,268
Latam Airlines Group SA ADR (a)(b)	27,120	324,898
Multiexport Foods SA (b)	172,867	36,975
Parque Arauco SA	266,981	512,097
SACI Falabella	123,691	830,178
Tech Pack SA (b)	10,849	4,911
Vina Concha y Toro SA ADR	5,990	226,242

		3,733,091

CHINA — 19.9%
Agricultural Bank of China, Ltd. (Class H)	939,000	474,655
Air China, Ltd.	204,000	164,939
Alibaba Group Holding, Ltd. ADR (a)(b)	15,000	1,559,100
Aluminum Corp. of China, Ltd. (Class H) (a)(b)	340,000	157,398
Angang Steel Co., Ltd. (a)	70,640	60,120
Anhui Conch Cement Co., Ltd. (Class H) (a)	204,000	764,193
Anton Oilfield Services Group (a)	42,000	9,045
Avic International Holdings, Ltd. (b)	66,000	47,661
Baidu, Inc. ADR (b)	16,243	3,702,917
Bank of China, Ltd. (Class H)	2,920,900	1,645,981
Bank of Communications Co., Ltd. (Class H)	543,864	507,756
Beijing Jingneng Clean Energy Co., Ltd. (Class H)	48,000	20,859
BOE Technology Group Co., Ltd. (Class B) (b)	40,300	13,875

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Brilliance China Automotive Holdings, Ltd.	150,000	$241,010
BYD Co., Ltd. (a)	14,500	56,748
China CITIC Bank Corp., Ltd. (Class H)	380,000	304,790
China Coal Energy Co., Ltd. (Class H) (a)	340,000	213,080
China Communications Construction Co., Ltd. (Class H)	311,000	374,170
China Communications Services Corp., Ltd. (Class H)	64,000	30,041
China Construction Bank Corp. (Class H)	3,996,280	3,282,630
China COSCO Holdings Co., Ltd. (a)(b)	238,425	117,754
China Datang Corp. Renewable Power Co., Ltd.	90,000	11,954
China Fangda Group Co., Ltd.	110,100	71,272
China Life Insurance Co., Ltd. (Class H)	582,000	2,285,267
China Longyuan Power Group Corp. (Class H)	109,000	113,430
China Merchants Bank Co., Ltd. (Class H)	350,695	880,033
China Minsheng Banking Corp., Ltd. (Class H)	243,900	320,803
China National Accord Medicines Corp., Ltd.	2,300	10,695
China National Building Material Co., Ltd. (Class H) (a)	68,000	66,116
China Oilfield Services, Ltd. (Class H)	272,000	472,107
China Pacific Insurance Group Co., Ltd. (Class H)	58,800	298,745
China Petroleum & Chemical Corp. (Class H)	1,700,200	1,370,272
China Railway Construction Corp., Ltd. (Class H)	175,000	222,957
China Railway Group, Ltd. (Class H)	306,000	251,750
China Shenhua Energy Co., Ltd. (Class H)	272,000	804,967
China Shipping Container Lines Co., Ltd. (a)(b)	548,350	173,241
China Shipping Development Co., Ltd. (a)(b)	136,000	93,299
China Telecom Corp., Ltd. (Class H)	1,226,000	717,750
China Vanke Co., Ltd. (Class H) (a)(b)	47,800	106,635
Chongqing Changan Automobile Co., Ltd. (Class B)	46,600	105,521
Chongqing Machinery & Electric Co., Ltd.	50,000	7,802
Coland Holdings, Ltd.	11,938	26,934
Coolpad Group, Ltd.	164,000	32,357
Country Garden Holdings Co., Ltd.	263,466	105,320
Ctrip.com International, Ltd. ADR (a)(b)	13,774	626,717
Datang International Power Generation Co., Ltd. (Class H)	408,000	219,393
Dongfang Electric Corp., Ltd. (a)	13,600	25,008
Dongfeng Motor Group Co., Ltd. (Class H)	340,000	481,402
Great Wall Motor Co., Ltd. (Class H)	54,250	308,507
Guangdong Electric Power Development Co. Ltd.	79,700	63,001
Guangshen Railway Co., Ltd.	272,000	132,232
Guangzhou Automobile Group Co., Ltd. (Class H)	156,636	142,601
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (d)	6,000	18,143
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	122,400	149,787
Guodian Technology & Environment Group Co., Ltd. (Class H)	29,000	4,674
Hainan Meilan International Airport Co., Ltd. (Class H)	21,000	17,250
Hangzhou Steam Turbine Co.	17,400	18,556
Harbin Electric Co., Ltd. (Class H)	68,000	42,528
Hengan International Group Co., Ltd.	29,000	303,094
Huadian Power International Co., Ltd. (Class H)	408,000	357,763
Huaneng Power International, Inc. (Class H)	340,000	459,480
Huaneng Renewables Corp., Ltd. (Class H)	132,000	42,724
Huangshan Tourism Development Co., Ltd. (Class B)	31,162	50,482
Industrial & Commercial Bank of China, Ltd. (Class H)	3,906,590	2,851,287
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	10,189	14,591
Jiangsu Expressway Co., Ltd. (Class H)	206,000	245,983
Jiangsu Future Land Co., Ltd. (d)	81,100	41,118
Jiangxi Copper Co., Ltd. (Class H) (a)	70,000	120,054
Kingsoft Corp., Ltd. (a)	31,000	61,561
Konka Group Co., Ltd.	314,700	134,729
Lao Feng Xiang Co., Ltd. (Class B)	9,093	27,143
Livzon Pharmaceutical Group, Inc. (Class H)	3,400	20,760
Maanshan Iron & Steel (b)	204,000	61,030
Mindray Medical International, Ltd. ADR (a)	2,815	74,316
NetEase, Inc. ADR (a)	5,829	577,887
New Oriental Education & Technology Group, Inc. ADR (a)(b)	5,564	113,561
Nine Dragons Paper Holdings, Ltd. (a)	102,000	89,441
Parkson Retail Group, Ltd. (a)	84,634	21,173
People’s Insurance Co. Group of China, Ltd. (Class H)	167,000	78,172
PetroChina Co., Ltd. (Class H)	1,496,000	1,659,039
PICC Property & Casualty Co., Ltd. (Class H)	363,506	706,870
Ping An Insurance Group Co. of China, Ltd. (Class H)	96,000	979,207
Renhe Commercial Holdings Co., Ltd. (a)(b)	487,000	21,352
Semiconductor Manufacturing International Corp. (b)	1,152,000	105,472
Shandong Chenming Paper Holdings Ltd. (Class B)	14,400	7,780
Shandong Luoxin Pharmaceutical Group Stock Co., Ltd. (Class H)	8,000	15,474

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Shandong Weigao Group Medical Polymer Co., Ltd. (a)	96,000	$77,495
Shanghai Dajiang Food Group Co., Ltd., Class B (b)	193,301	79,060
Shanghai Electric Group Co., Ltd. (Class H)	388,000	206,637
Shanghai Jinjiang International Industrial Investment Co. Ltd.	37,342	46,453
Shanghai Jinqiao Export Processing Zone Development Co. Ltd.	90,594	159,355
Shenzhen Expressway Co., Ltd. (Class H)	272,000	181,337
Shenzhou International Group Holdings, Ltd.	6,000	19,807
Sihuan Pharmaceutical Holdings Group, Ltd.	35,000	23,424
Sina Corp. (a)(b)	3,908	146,198
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	408,000	119,430
Sinopharm Group Co., Ltd. (Class H) (a)	21,200	75,042
Soho China, Ltd.	23,000	16,253
SPT Energy Group, Inc. (a)	20,000	3,688
Sunny Optical Technology Group Co., Ltd.	30,000	51,761
Tencent Holdings, Ltd.	366,800	5,321,186
Tingyi Cayman Islands Holding Corp.	204,000	466,144
Tong Ren Tang Technologies Co., Ltd. (Class H) (a)	10,000	12,921
Travelsky Technology, Ltd. (a)	247,000	266,912
Want Want China Holdings, Ltd. (a)	376,000	495,525
Weiqiao Textile Co. (a)	85,500	48,842
WuXi PharmaTech Cayman, Inc. ADR (b)	680	22,896
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	204,000	172,831
Youku Tudou, Inc. ADR (a)(b)	5,112	91,045
Zhejiang Expressway Co., Ltd. (Class H)	272,000	316,024
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	28,500	166,299
Zijin Mining Group Co., Ltd. (Class H) (a)	411,000	116,598
ZTE Corp. (Class H)	89,273	193,860

		42,686,314

COLOMBIA — 0.7%
Almacenes Exito SA	6,925	85,087
Banco Davivienda SA Preference Shares	11,643	137,668
Banco de Bogota SA	3,737	103,941
BanColombia SA	10,818	125,819
BanColombia SA ADR (a)	3,898	186,636
Bolsa de Valores de Colombia	7,060,916	62,394
Cementos Argos SA	7,695	33,027
Corp Financiera Colombiana SA (c)	3,292	55,354
Corp Financiera Colombiana SA (b)(c)	109	1,758
Ecopetrol SA	104,107	91,118
Empresa de Telecomunicaciones de Bogota	205,075	43,750
Grupo Argos SA	3,111	26,836
Grupo Argos SA/Colombia Preference Shares	11,778	99,121
Grupo Aval Acciones y Valores	309,596	170,008
Grupo de Inversiones Suramericana SA	4,239	71,349
Grupo Nutresa SA	3,911	47,067
Interbolsa SA/Colombia (b)(d)	52,588	0
Interconexion Electrica SA ESP	15,778	57,296
Isagen SA ESP	69,551	86,774

		1,485,003

CZECH REPUBLIC — 0.4%
CEZ AS	14,204	366,511
Komercni Banka AS	1,500	310,426
O2 Czech Republic AS	9,993	101,658
Unipetrol (b)	10,125	57,689

		836,284

EGYPT — 0.6%
Commercial International Bank Egypt SAE	144,048	991,003
Egyptian Financial Group-Hermes Holding Co. (b)	51,601	112,150
Egyptian Kuwait Holding Co. (b)	45,845	34,384
Global Telecom Holding GDR (b)	29,160	83,106
Global Telecom Holding SAE (b)	54,603	31,081
Orascom Telecom Media & Technology Holding SAE (b)	44,756	8,263

		1,259,987

GREECE — 0.3%
Alpha Bank AE (b)	192,000	108,730
Diana Shipping, Inc. (b)	2,424	16,265
DryShips, Inc. (b)	12,367	13,109
Eurobank Ergasias SA (b)	422,787	95,668
FF Group (b)	984	31,434
Hellenic Telecommunications Organization SA (b)	7,658	84,326
JUMBO SA	3,100	31,772
National Bank of Greece SA (b)	47,477	84,451
OPAP SA	9,455	101,825
Piraeus Bank SA (b)	49,579	54,594
Public Power Corp. SA (b)	3,552	23,210
Titan Cement Co. SA	1,517	35,189

		680,573

HONG KONG — 6.7%
AAC Technologies Holdings, Inc. (a)	86,500	463,462
Agile Property Holdings, Ltd. (a)	236,999	134,776
AMVIG Holdings, Ltd.	44,000	19,007
AviChina Industry & Technology Co., Ltd. (Class H) (a)	100,000	61,768
Beijing Capital International Airport Co., Ltd.	204,000	163,887
Beijing Capital Land, Ltd.	24,000	9,099
Beijing Enterprises Holdings, Ltd.	13,500	105,843
Beijing Enterprises Water Group, Ltd. (b)	54,000	36,836
Belle International Holdings, Ltd.	176,000	197,905
Biostime International Holdings, Ltd. (a)	5,000	10,277
C.banner International Holdings, Ltd.	12,000	3,729
Chailease Holding Co., Ltd.	35,200	87,772

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(e)	136,550	$0
China All Access Holdings, Ltd. (a)	28,000	10,615
China Everbright International, Ltd. (a)	75,000	111,608
China Gas Holdings, Ltd.	112,000	176,488
China High Speed Transmission Equipment Group Co., Ltd. (b)	39,000	24,291
China Medical System Holdings, Ltd. (a)	75,000	123,987
China Mengniu Dairy Co., Ltd.	102,000	420,898
China Merchants Holdings International Co., Ltd. (a)	79,682	268,181
China Mobile, Ltd.	369,500	4,312,108
China Modern Dairy Holdings, Ltd. (a)(b)	104,000	29,638
China Oil and Gas Group, Ltd.	120,000	15,165
China Overseas Grand Oceans Group, Ltd. (a)	29,000	14,734
China Overseas Land & Investment, Ltd.	275,200	817,986
China Power International Development, Ltd. (a)	340,000	172,305
China Resources Enterprise, Ltd. (a)	68,000	142,404
China Resources Gas Group, Ltd.	8,000	20,787
China Resources Land, Ltd.	136,000	358,640
China Resources Power Holdings Co., Ltd.	141,600	365,191
China Singyes Solar Technologies Holdings, Ltd. (a)(b)	8,000	11,141
China State Construction International Holdings, Ltd.	14,000	19,678
China Taiping Insurance Holdings Co., Ltd. (a)(b)	10,035	28,727
China Travel International Investment Hong Kong, Ltd.	340,000	117,939
China Unicom (Hong Kong), Ltd.	277,668	372,380
China Yurun Food Group, Ltd. (a)(b)	12,000	4,874
Citic Telecom International Holdings, Ltd.	36,000	13,509
CITIC, Ltd. (a)	68,000	115,922
CNOOC, Ltd.	1,117,000	1,503,766
Comba Telecom Systems Holdings, Ltd.	41,458	14,702
COSCO Pacific, Ltd.	150,413	213,744
Digital China Holdings, Ltd.	36,000	33,378
GCL Poly Energy Holdings, Ltd. (a)(b)	176,000	40,852
Geely Automobile Holdings, Ltd.	130,000	41,406
Greatview Aseptic Packaging Co., Ltd.	10,000	5,171
Greentown China Holdings, Ltd. (a)	28,500	28,298
Guangdong Investment, Ltd.	274,000	356,861
Haier Electronics Group Co., Ltd.	7,000	16,663
Hanergy Thin Film Power Group, Ltd. (a)(b)	398,000	144,217
Hengdeli Holdings, Ltd. (a)	897,600	167,833
Honghua Group, Ltd. (a)	14,000	1,787
Hopson Development Holdings, Ltd. (a)(b)	26,000	23,804
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (a)(b)	132,000	39,490
Huabao International Holdings, Ltd. (a)	39,000	31,834
Ju Teng International Holdings, Ltd. (a)	42,000	20,689
Kaisa Group Holdings, Ltd. (a)	35,000	7,176
Kingboard Chemical Holdings, Ltd.	65,340	110,377
Kingboard Laminates Holdings, Ltd.	37,500	13,830
Kunlun Energy Co., Ltd.	340,000	321,373
KWG Property Holding, Ltd.	66,412	45,474
Lee & Man Paper Manufacturing, Ltd.	32,000	17,909
Lenovo Group, Ltd. (a)	476,000	626,086
Li Ning Co., Ltd. (a)(b)	68,000	33,233
Minth Group, Ltd.	18,000	37,370
NetDragon Websoft, Inc. (a)	4,500	7,927
Newocean Energy Holdings, Ltd. (a)	22,000	8,454
Poly Property Group Co., Ltd. (a)	11,000	4,525
Real Nutriceutical Group, Ltd.	24,000	6,252
Shenzhen International Holdings Ltd. (a)	31,966	46,909
Shenzhen Investment, Ltd.	91,016	26,173
Shimao Property Holdings, Ltd.	102,000	228,074
Sino Biopharmaceutical, Ltd.	132,000	119,662
Sino-Ocean Land Holdings, Ltd.	261,980	148,982
Sinotrans, Ltd. (Class H)	340,000	226,671
Skyworth Digital Holdings, Ltd.	63,642	34,632
Sun Art Retail Group, Ltd. (a)	14,500	14,416
Sunac China Holdings, Ltd.	70,000	71,220
Tianneng Power International, Ltd.	14,000	3,719
Tibet 5100 Water Resources Holdings, Ltd. (a)	23,000	8,720
V1 Group, Ltd. (a)(b)	120,200	9,765
Wasion Group Holdings, Ltd.	18,000	16,805
Yingde Gases Group Co., Ltd. (a)	22,500	15,813
Yip’s Chemical Holdings, Ltd.	10,000	6,112
Yuexiu Property Co., Ltd. (a)	476,000	91,458
Yuexiu Transport Infrastructure, Ltd. (a)	1,258	767

		14,357,936

HUNGARY — 0.3%
MOL Hungarian Oil and Gas PLC	4,754	210,336
OTP Bank PLC (a)	19,200	280,414
Richter Gedeon NyRt	16,443	222,756

		713,506

INDIA — 10.3%
Adani Enterprises, Ltd.	982	7,565
Alok Industries, Ltd. (b)	243,605	38,785
Amtek Auto, Ltd.	7,999	22,797
Anant Raj, Ltd.	54,956	40,789
Apollo Hospitals Enterprise, Ltd.	4,904	87,767
Ashok Leyland, Ltd. (b)	29,500	24,022
Aurobindo Pharma, Ltd.	8,000	143,936
Axis Bank, Ltd.	11,648	92,708
Bajaj Hindusthan, Ltd. (b)	83,898	25,121
Balrampur Chini Mills, Ltd. (b)	41,791	39,492
BF Investment, Ltd. (b)	9,848	17,497
Bharat Heavy Electricals, Ltd.	63,786	268,038
Bharti Airtel, Ltd.	124,770	697,158
Biocon, Ltd.	2,214	14,926
Britannia Industries, Ltd.	4,097	119,433
Cipla, Ltd.	43,541	432,082

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Coal India, Ltd.	27,935	$169,874
Core Education & Technologies, Ltd. (b)	10,135	1,405
DCB Bank, Ltd. (b)	115,579	221,463
Dewan Housing Finance Corp., Ltd.	14,368	89,853
Dr. Reddy’s Laboratories, Ltd. ADR	12,650	638,193
Educomp Solutions, Ltd. (b)	16,029	6,234
Era Infra Engineering, Ltd. (b)	2,818	225
Fortis Healthcare, Ltd. (b)	22,751	40,025
GAIL India, Ltd.	47,906	337,575
Gammon India, Ltd. (b)	1,901	821
Gateway Distriparks, Ltd.	13,613	75,891
Gitanjali Gems Ltd. (b)	1,783	1,518
Glenmark Pharmaceuticals, Ltd.	775	9,456
Godrej Consumer Products, Ltd.	2,658	40,963
Godrej Industries, Ltd.	23,407	108,984
Grasim Industries, Ltd. GDR	27	1,446
Gruh Finance Ltd.	38,282	165,536
GTL Infrastructure Ltd. (b)	276,120	10,498
GTL, Ltd. (b)	1,829	475
Gujarat NRE Coke, Ltd. (b)	13,643	1,318
GVK Power & Infrastructure, Ltd. (b)	120,589	16,812
HCL Technologies, Ltd.	12,250	309,906
HDFC Bank, Ltd.	80,835	1,218,624
Hero Motocorp, Ltd.	13,941	686,123
Hindalco Industries, Ltd.	44,382	110,775
Hindustan Construction Co. (b)	14,994	7,007
Hindustan Unilever, Ltd.	60,508	728,617
Housing Development & Infrastructure, Ltd. (b)	12,671	13,690
Housing Development Finance Corp., Ltd.	94,658	1,703,387
ICICI Bank, Ltd. ADR	98,145	1,133,575
Idea Cellular, Ltd.	5,164	12,582
IDFC, Ltd.	21	52
IIFL Holdings, Ltd.	160,100	434,094
Indiabulls Real Estate, Ltd.	18,204	19,870
Indian Hotels Co., Ltd. (b)	59,887	118,972
Infosys, Ltd. ADR (a)	56,106	1,765,095
IRB Infrastructure Developers, Ltd.	3,945	16,496
ITC, Ltd. GDR	34,509	201,567
IVRCL Infrastructures & Projects, Ltd. (b)	15,371	4,030
Jain Irrigation Systems, Ltd.	10,447	11,585
Jaiprakash Associates, Ltd. (b)	56,170	22,335
Jet Airways India, Ltd. (b)	12,386	75,447
Jindal Steel & Power, Ltd.	5,163	12,420
Kotak Mahindra Bank, Ltd.	13,635	273,013
Lanco Infratech, Ltd. (b)	31,339	3,004
Larsen & Toubro, Ltd. GDR	20,986	488,974
LIC Housing Finance, Ltd.	13,774	95,140
Mahanagar Telephone Nigam, Ltd. (b)	46,495	20,109
Mahindra & Mahindra Financial Services, Ltd.	12,420	64,852
Mahindra & Mahindra, Ltd. GDR	23,970	471,011
Maruti Suzuki India, Ltd.	10,514	554,628
Monnet Ispat, Ltd.	5,515	5,884
MRF, Ltd.	124	74,489
Nagarjuna Construction Co., Ltd.	9,301	12,024
NTPC, Ltd.	87,517	199,651
Oil & Natural Gas Corp., Ltd.	124,649	674,069
OnMobile Global, Ltd.	3,835	4,469
Opto Circuits India, Ltd. (b)	4,937	1,979
OVANITC, Ltd.	6,818	39,824
PTC India, Ltd.	40,076	59,997
Punj Lloyd, Ltd. (b)	10,164	6,006
RattanIndia Infrastructure, Ltd. (b)	49,685	2,361
REI Agro, Ltd. (b)	38,462	731
Reliance Capital, Ltd.	5,510	43,191
Reliance Communications, Ltd. (b)	67,813	85,998
Reliance Industries, Ltd. GDR (f)	46,373	1,307,951
Reliance Infrastructure, Ltd.	16,204	131,447
Rolta India, Ltd.	5,163	7,660
Ruchi Soya Industries Ltd.	29,463	16,850
SE Investments Ltd.	23,386	89,046
Sesa Sterlite, Ltd.	22,736	77,260
Shree Renuka Sugars, Ltd. (b)	66,646	16,154
Shriram Transport Finance Co., Ltd.	3,597	63,156
Siemens India, Ltd.	14,774	212,321
Sintex Industries, Ltd.	37,231	56,564
State Bank of India GDR (a)	6,349	313,323
Strides Arcolab, Ltd.	1,763	26,813
Sun Pharmaceutical Industries, Ltd.	29,226	382,696
Sun TV Network, Ltd.	4,904	29,600
Suzlon Energy, Ltd. (b)	280,554	65,336
Tata Communications Ltd.	11,020	76,982
Tata Consultancy Services, Ltd.	30,041	1,217,512
Tata Motors, Ltd. ADR (a)	16,378	692,462
Tata Power Co., Ltd.	159,000	206,929
Tata Steel, Ltd.	23,484	148,592
Tech Mahindra, Ltd.	4,984	204,780
Unitech, Ltd. (b)	102,793	27,033
United Breweries, Ltd.	3,447	45,620
United Spirits, Ltd. (b)	3,087	136,134
Videocon Industries, Ltd. (b)	17,760	45,130
VST Industries Ltd.	1,284	38,686
Wipro, Ltd. ADR (a)	37,924	429,300
Wockhardt, Ltd.	1,509	24,149
Zee Entertainment Enterprises, Ltd.	27,047	163,145

		22,050,965

INDONESIA — 3.5%
Alam Sutera Realty Tbk PT	435,900	19,710
Astra International Tbk PT	1,971,800	1,182,125
Bank Central Asia Tbk PT	1,213,900	1,286,430
Bank Danamon Indonesia Tbk PT	291,518	106,509
Bank Mandiri Persero Tbk PT	722,949	628,969
Bank Negara Indonesia Persero Tbk PT	117,500	57,872
Bank Rakyat Indonesia Persero Tbk PT	1,107,800	1,042,057
Barito Pacific Tbk PT (b)	576,600	14,107
Bekasi Fajar Industrial Estate Tbk PT	271,600	16,009
Bumi Resources Tbk PT (b)	1,008,400	6,514
Bumi Serpong Damai Tbk PT	231,600	33,754
Charoen Pokphand Indonesia Tbk PT	252,400	77,034
Ciputra Development Tbk PT	355,700	35,900
Citra Marga Nusaphala Persada Tbk PT	68,000	16,252
Garuda Indonesia Tbk PT (b)	773,500	34,662
Global Mediacom Tbk PT	37,500	4,315
Indocement Tunggal Prakarsa Tbk PT	30,800	62,172
Indofood Sukses Makmur Tbk PT	760,100	414,265
Indosat Tbk PT (b)	153,400	50,163
Japfa Comfeed Indonesia Tbk PT	66,500	5,101

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Kalbe Farma Tbk PT	4,201,400	$620,796
Kawasan Industri Jababeka Tbk PT	290,227	6,913
Lippo Cikarang Tbk PT (b)	11,100	9,321
Lippo Karawaci Tbk PT	747,900	61,595
Matahari Putra Prima Tbk PT	37,700	9,284
Mayora Indah Tbk PT	21,367	36,057
Medco Energi Internasional Tbk PT	399,300	122,514
Media Nusantara Citra Tbk PT	49,200	10,090
Modernland Realty Tbk PT	466,900	19,603
Pakuwon Jati Tbk PT	329,100	13,685
Perusahaan Gas Negara Persero Tbk PT	875,400	424,094
Semen Indonesia Persero Tbk PT	49,500	64,748
Sigmagold Inti Perkasa Tbk PT (b)	750,000	29,552
Summarecon Agung Tbk PT	254,800	31,271
Telekomunikasi Indonesia Persero Tbk PT	2,216,300	512,693
Tiga Pilar Sejahtera Food Tbk	359,500	60,812
Unilever Indonesia Tbk PT	36,700	95,713
United Tractors Tbk PT	254,118	355,991
XL Axiata Tbk PT	38,000	14,927

		7,593,579

MALAYSIA — 3.4%
Aeon Co. M Bhd	498,200	448,829
Aeon Credit Service M Bhd	6,500	22,308
AirAsia Bhd	73,400	57,099
Alliance Financial Group Bhd	281,600	378,527
Axiata Group Bhd	81,800	164,934
Berjaya Sports Toto Bhd	134,396	134,915
Bintulu Port Holdings Bhd (d)	94	188
British American Tobacco Malaysia Bhd	2,800	52,132
Bursa Malaysia Bhd	57,693	133,652
CapitaMalls Malaysia Trust	91,800	37,544
Carlsberg Brewery Malay Bhd	170,997	574,147
CIMB Group Holdings Bhd	54,230	86,234
Dialog Group Bhd	1,530,948	656,777
Digi.Com Bhd	362,200	639,146
Faber Group Bhd	46,500	36,306
Felda Global Ventures Holdings Bhd	27,700	17,270
Genting Bhd	218,900	555,310
Genting Malaysia Bhd	34,500	40,159
Guan Chong Bhd (b)	63,200	18,437
Hap Seng Plantations Holdings Bhd	8,900	6,389
IHH Healthcare Bhd	49,600	68,375
IOI Corp. Bhd	346,460	475,621
IOI Properties Group Bhd	214,329	148,342
Iskandar Waterfront City Bhd (b)	25,500	9,262
KLCC Property Holdings Bhd	36,500	70,046
KNM Group Bhd (b)	247,718	34,715
KPJ Healthcare Bhd	23,040	24,381
Lingkaran Trans Kota Holdings Bhd (d)	23,600	24,974
Magnum Bhd	208,360	162,684
Malayan Banking Bhd	152,016	398,681
Malaysian Resources Corp. Bhd	385,800	134,613
MPHB Capital Bhd (b)	104,130	60,754
Naim Holdings Bhd (b)	87	74
OSK Holdings Bhd	403,706	234,384
Pavilion Real Estate Investment Trust	87,400	36,495
POS Malaysia Bhd	68,200	90,504
Public Bank Bhd	50,800	265,877
SapuraKencana Petroleum Bhd	36,400	24,152
Sime Darby Bhd	60,385	158,712
SP Setia Bhd	21,567	20,355
Sunway Real Estate Investment Trust	90,800	39,473
TA Enterprise Bhd	356,800	71,431
TA Global Bhd	286,256	25,379
Telekom Malaysia Bhd	44,596	87,751
Tenaga Nasional Bhd	48,800	192,604
UEM Sunrise Bhd	288,788	116,457
UMW Holdings Bhd	20,500	64,259
Unisem M Bhd	22,400	11,403
United Plantations Bhd	4,500	31,403
WCT Holdings Bhd	462,420	210,281

		7,353,745

MEXICO — 5.6%
Alfa SAB de CV (Class A) (b)	293,129	655,077
America Movil SAB de CV (Series L)	2,820,096	3,137,745
Axtel SAB de CV (a)(b)	110,931	25,438
Cemex SAB de CV (b)	717,300	731,912
Coca-Cola FEMSA SAB de CV (Series L)	42,356	363,912
Consorcio ARA SAB de CV (b)	110,221	48,531
Corporacion GEO SAB de CV (a)(b)(e)	42,565	0
Desarrolladora Homex SAB de CV (a)(b)	19,281	1,269
Empresas ICA SAB de CV (a)(b)	45,191	55,217
Fibra Uno Administracion SA de CV REIT	94,403	278,474
Fomento Economico Mexicano SAB de CV (b)	144,208	1,280,479
Grupo Aeroportuario del Sureste SAB de CV (Class B) (a)(b)	43,674	577,905
Grupo Bimbo SAB de CV (b)	216,508	597,831
Grupo Elektra SA de CV (b)	3,426	130,843
Grupo Financiero Banorte SAB de CV	106,127	584,645
Grupo Financiero Inbursa SAB de CV	85,071	219,780
Grupo Mexico SAB de CV (Series B)	209,976	609,995
Grupo Televisa SAB (b)	128,759	878,703
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	114,743	319,013
Industrias CH SAB, Series B (a)(b)	29,483	142,337
Industrias Penoles SAB de CV	10,227	200,179
Kimberly-Clark de Mexico SAB de CV (Class A)	178,267	388,106
Sare Holding SAB de CV (Class B) (a)(b)	131,063	3,441
TV Azteca SAB de CV (b)	253,566	106,658
Urbi Desarrollos Urbanos SA de CV (a)(b)(e)	44,913	0
Wal-Mart de Mexico SAB de CV	373,418	803,597

		12,141,087

MONACO — 0.0% (g)
GasLog, Ltd.	1,130	22,995

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	19,156	465,003
Banque Marocaine pour le Commerce et l’Industrie SA	1,575	123,560

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Douja Promotion Groupe Addoha SA	12,105	$50,220
Holcim Maroc SA	880	184,875

		823,658

PANAMA — 0.1%
Avianca Holding SA Preference Shares	103,535	148,996

PERU — 0.7%
Compania de Minas Buenaventura SA ADR	21,958	209,919
Credicorp, Ltd.	4,911	786,644
Southern Copper Corp. (a)	17,351	489,298
Volcan Compania Minera SAA (Class B)	333,339	80,633

		1,566,494

PHILIPPINES — 1.6%
Alliance Global Group, Inc.	137,400	69,265
Ayala Land, Inc.	882,580	664,907
Bank of the Philippine Islands	318,207	668,674
BDO Unibank, Inc.	225,354	553,152
Cebu Air, Inc.	95,700	183,666
Cebu Holdings, Inc. (d)	485,900	56,050
East West Banking Corp. (b)	53,500	28,644
Filinvest Land, Inc.	4,060,000	138,866
First Philippine Holdings Corp.	26,840	53,941
GMA Holdings, Inc.	235,400	35,521
GT Capital Holdings, Inc.	630	14,534
Megawide Construction Corp. (b)	306,288	60,871
Megaworld Corp.	442,300	46,274
Philippine Long Distance Telephone Co.	6,765	439,481
Puregold Price Club, Inc. (b)	21,900	18,873
San Miguel Corp.	9,430	15,558
SM Investments Corp.	7,250	132,091
SM Prime Holdings, Inc.	205,290	78,201
Top Frontier Investment Holding Ltd. (b)	1,091	3,024
Universal Robina Corp.	15,370	67,345
Vista Land & Lifescapes, Inc.	70,400	11,331

		3,340,269

POLAND — 1.2%
Asseco Poland SA	5,699	81,827
Bank Pekao SA	10,399	523,171
Bank Zachodni WBK SA	1,536	162,162
Bioton SA (b)	2,386	2,667
Eurocash SA	536	5,734
Getin Holding SA (b)	20,411	10,688
Getin Noble Bank SA (b)	56,805	35,023
Globe Trade Centre SA (b)	12,752	19,351
Grupa Lotos SA (b)(c)	7,080	50,828
Grupa Lotos SA (b)(c)	3,969	30,058
KGHM Polska Miedz SA	11,137	341,290
LPP SA	29	59,066
mBank	1,684	236,101
Orange Polska SA	68,186	159,715
Orbis SA	5,335	65,786
PGE Polska Grupa Energetyczna SA	38,802	206,354
Polimex- Mostostal SA (b)(d)	53,160	1,048
Polski Koncern Naftowy Orlen SA	2,780	38,288
Powszechna Kasa Oszczednosci Bank Polski SA	30,828	310,363
Powszechny Zaklad Ubezpieczen SA	1,980	270,912

		2,610,432

QATAR — 0.5%
Industries Qatar QSC	2,941	135,688
Masraf Al Rayan	20,969	254,529
Ooredoo QSC	5,381	183,093
Qatar National Bank SAQ	9,979	583,446

		1,156,756

RUSSIA — 3.3%
Evraz PLC	13,860	33,389
Gazprom OAO ADR	302,452	1,406,402
LSR Group OJSC GDR	7,757	12,101
Lukoil OAO ADR	28,206	1,122,599
Mechel ADR (b)	18,161	12,420
MMC Norilsk Nickel OJSC ADR	43,485	618,357
Mobile Telesystems OJSC (b)	14,682	41,538
Mobile Telesystems OJSC ADR	55,793	400,594
NOVATEK OAO GDR	8,013	628,219
Novolipetsk Steel OJSC GDR	1,951	22,398
Novorossiysk Commercial Sea Trade Port PJSC GDR	3,600	7,164
Pharmstandard OJSC GDR (b)	4,035	24,412
Polymetal International PLC	7,084	63,623
Rosneft OAO OJSC GDR	135,185	474,499
Rostelecom OJSC ADR	5,464	49,668
Sberbank of Russia ADR (c)	84,825	328,527
Sberbank of Russia ADR (c)	10,888	44,096
Severstal PAO GDR	32,403	294,867
Sistema JSFC GDR	8,606	44,837
Surgutneftegas OAO ADR	121,836	517,559
Tatneft OAO ADR	19,741	483,655
TMK OAO GDR	2,946	6,835
Uralkali PJSC GDR	5,026	59,257
VimpelCom, Ltd. ADR	34,236	142,935
VTB Bank OJSC GDR	35,287	81,160
X5 Retail Group NV GDR (b)	2,389	29,146
Yandex NV (Class A) (b)	6,580	118,177

		7,068,434

SOUTH AFRICA — 9.3%
Adcock Ingram Holdings, Ltd. (b)	7,211	30,543
Adcorp Holdings, Ltd.	33,372	92,627
African Bank Investments, Ltd. (a)(b)(d)	183,473	4,916
African Rainbow Minerals, Ltd.	7,118	73,218
Allied Electronics Corp., Ltd.	39,670	57,265
Anglo American Platinum, Ltd. (b)	1,940	57,204
AngloGold Ashanti, Ltd. (b)	17,135	150,633
Aquarius Platinum, Ltd. (b)	70,312	16,171
ArcelorMittal South Africa, Ltd. (a)(b)	13,302	30,367
Aspen Pharmacare Holdings, Ltd. (b)	32,137	1,127,833
Aveng, Ltd. (b)	38,402	57,759
Barclays Africa Group, Ltd.	23,083	363,143
Barloworld, Ltd.	16,426	135,937
Business Connexion Group, Ltd.	141,371	78,209
Coronation Fund Managers, Ltd.	66,881	665,760
Discovery, Ltd.	21,629	208,274
FirstRand, Ltd.	182,136	796,164
Gold Fields, Ltd.	38,205	172,750

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Grindrod, Ltd. (a)	64,628	$125,136
Group Five, Ltd.	18,359	46,387
Harmony Gold Mining Co., Ltd. (a)(b)	15,465	28,888
Impala Platinum Holdings, Ltd. (b)	27,466	179,913
Imperial Holdings, Ltd.	12,684	202,834
Investec, Ltd.	13,997	117,965
Invicta Holdings, Ltd.	31,519	267,818
Kumba Iron Ore, Ltd. (a)	2,726	56,529
Lewis Group, Ltd. (a)	16,596	106,171
Massmart Holdings, Ltd.	10,808	133,410
MMI Holdings, Ltd.	61,436	159,315
MTN Group, Ltd.	96,255	1,842,189
Murray & Roberts Holdings, Ltd.	46,002	84,538
Naspers, Ltd. (Class N)	24,580	3,219,159
Nedbank Group, Ltd. (a)	24,873	535,354
Netcare, Ltd.	144,531	474,118
Northam Platinum, Ltd. (b)	19,327	61,312
PPC, Ltd. (a)	14,072	33,450
PSG Group, Ltd.	28,640	316,262
Rand Merchant Insurance Holdings, Ltd.	76,233	269,250
Remgro, Ltd.	29,651	650,983
RMB Holdings, Ltd.	62,138	345,583
Sanlam, Ltd.	140,188	848,247
Sappi, Ltd. (a)(b)	19,512	71,175
Sasol, Ltd.	26,581	990,312
Shoprite Holdings, Ltd.	35,120	510,737
Sibanye Gold, Ltd.	43,314	84,428
Standard Bank Group, Ltd.	62,951	780,742
Steinhoff International Holdings, Ltd. (a)	144,781	743,381
Sun International, Ltd.	11,426	127,310
Telkom SA SOC, Ltd. (b)	18,491	111,885
The Bidvest Group, Ltd.	24,081	632,543
The Foschini Group, Ltd. (a)	21,652	249,371
Tiger Brands, Ltd.	13,500	429,503
Times Media Group, Ltd.	400	692
Trans Hex Group, Ltd.	1,589	495
Truworths International, Ltd.	42,876	286,414
Wilson Bayly Holmes-Ovcon, Ltd.	15,904	166,013
Woolworths Holdings, Ltd.	71,565	476,945

		19,885,530

TAIWAN — 13.9%
Acer, Inc. (b)	173,758	117,389
Adlink Technology, Inc.	32,101	75,880
Advanced Semiconductor Engineering, Inc.	475,007	572,678
Advancetek Enterprise Co. Ltd.	167,000	126,827
AGV Products Corp. (b)	341,000	87,726
APCB, Inc.	66,000	49,184
Asustek Computer, Inc.	37,340	409,414
AU Optronics Corp. ADR (a)	76,065	387,171
Audix Corp.	51,600	64,659
Bank of Kaohsiung	100,714	28,842
Basso Industry Corp.	199,000	282,109
Biostar Microtech International Corp.	133,000	47,978
C Sun Manufacturing Ltd.	64,000	45,972
Carnival Industrial Corp.	135,000	34,346
Catcher Technology Co., Ltd.	39,000	304,205
Cathay Financial Holding Co., Ltd.	344,541	511,873
Cathay No. 1 REIT	91,000	51,890
Center Laboratories, Inc. (b)	37,204	134,208
Champion Building Materials Co. Ltd.	94,000	28,972
Chang Hwa Commercial Bank, Ltd.	479,861	275,599
Chang Wah Electromaterials, Inc.	8,257	18,290
Charoen Pokphand Enterprise	285,600	228,194
Cheng Loong Corp.	39,000	15,982
Cheng Shin Rubber Industry Co., Ltd.	24,850	58,504
China Airlines, Ltd. (b)	130,000	59,648
China Chemical & Pharmaceutical Co., Ltd.	103,000	66,489
China Development Financial Holding Corp.	818,945	261,735
China Steel Chemical Corp.	42,595	208,918
China Steel Corp.	528,451	439,791
Chipbond Technology Corp.	22,000	40,377
Chong Hong Construction Co., Ltd.	7,350	15,769
Chung Hwa Pulp Corp. (b)	147,000	41,585
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	40,000	43,542
Chunghwa Telecom Co., Ltd.	169,457	504,049
CMC Magnetics Corp. (b)	207,000	29,345
Compal Electronics, Inc.	341,774	240,092
Coxon Precise Industrial Co. Ltd.	10,000	18,005
CTBC Financial Holding Co., Ltd.	798,462	519,220
Da-Li Construction Co. Ltd. (b)	73,363	88,216
Delta Electronics, Inc.	135,340	807,278
Dimerco Express Taiwan Corp.	181,000	138,319
Eclat Textile Co., Ltd.	8,486	86,197
Elan Microelectronics Corp.	2,000	3,041
Elite Semiconductor Memory Technology, Inc.	107,750	174,571
Epistar Corp.	41,181	81,965
Etron Technology, Inc. (b)	12,445	7,404
Eva Airways Corp. (b)	74,000	51,867
Excelsior Medical Co., Ltd.	27,000	43,830
Far Eastern New Century Corp.	364,559	362,229
Flytech Technology Co. Ltd.	8,436	29,230
Formosa Chemicals & Fibre Corp.	179,243	379,449
Formosa Plastics Corp.	279,714	639,938
Founding Construction & Development Co. Ltd.	257,932	164,870
Foxconn Technology Co., Ltd.	87,348	235,769
Fubon Financial Holding Co., Ltd.	432,903	694,519
Fullerton Technology Co. Ltd.	33,000	27,098
Fwusow Industry Co. Ltd.	129,300	62,396
Giant Manufacturing Co., Ltd.	28,302	251,657
Grape King, Inc.	109,000	438,042
Great Wall Enterprise Co.	35,300	30,774
HannStar Display Corp.	96,500	24,154
Hermes Microvision, Inc.	2,000	101,259
Himax Technologies, Inc. ADR	3,411	27,493
Hiwin Technologies Corp.	8,911	74,724
Hocheng Corp.	195,000	65,099
Hon Hai Precision Industry Co., Ltd.	597,243	1,661,213
Hong TAI Electric Industrial	125,000	40,741
Hotai Motor Co., Ltd.	44,000	662,047
HTC Corp. (b)	61,198	274,986
Hua Nan Financial Holdings Co., Ltd.	488,712	274,497
Hung Sheng Construction Co. Ltd. (b)	71,000	45,833
Ibase Technology, Inc.	115,534	195,225

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Innolux Corp.	263,820	$128,562
Inotera Memories, Inc. (b)	25,000	39,713
Janfusun Fancyworld Corp. (b)	394,112	62,356
KEE TAI Properties Co., Ltd.	69,000	42,576
Kenda Rubber Industrial Co., Ltd.	4,451	9,000
Kerry TJ Logistics Co., Ltd.	60,000	73,192
Kindom Construction Co.	45,000	39,444
Kung Long Batteries Industrial Co. Ltd.	9,000	27,198
Kuoyang Construction Co., Ltd.	46,225	21,356
Kwong Fong Industries	35,000	18,883
Largan Precision Co., Ltd.	3,000	227,359
Leofoo Development Co. (b)	127,000	47,421
Lite-On Technology Corp.	178,404	205,490
Long Bon International Co., Ltd.	11,000	7,031
Long Chen Paper Co. Ltd.	1,049,301	479,792
MediaTek, Inc.	48,329	706,538
Medigen Biotechnology Corp. (b)	5,248	27,650
Mega Financial Holding Co., Ltd.	364,921	282,334
Merida Industry Co., Ltd.	2,100	14,254
Merry Electronics Co., Ltd.	13,356	47,123
Mosel Vitelic, Inc. (b)	3,758	924
Namchow Chemical Industrial Ltd.	59,000	103,243
Nan Ya Plastics Corp.	274,486	568,914
Nanya Technology Corp. (b)	3,603	9,235
National Petroleum Co., Ltd.	378,000	430,008
Neo Solar Power Corp.	18,870	17,854
New Era Electronics Co. Ltd.	27,000	29,391
Newmax Technology Co., Ltd.	28,185	35,006
Nexcom International Co. Ltd.	77,638	133,155
Novatek Microelectronics Corp.	34,225	192,774
Pacific Hospital Supply Co. Ltd.	24,000	53,161
Pan Jit International, Inc. (b)	9,000	4,272
Pegatron Corp.	61,686	142,493
Phytohealth Corp. (b)	9,000	10,238
Pihsiang Machinery Manufacturing Co. Ltd. (b)	27,000	57,158
Portwell, Inc.	28,000	50,237
Pou Chen Corp.	246,531	299,953
Powertech Technology, Inc. (b)	73,285	125,690
Precision Silicon Corp. (b)	909	552
Promate Electronic Co., Ltd.	63,000	72,465
ProMOS Technologies, Inc. (b)(e)	130,950	0
Quanta Computer, Inc.	237,664	595,627
Sampo Corp.	229,000	92,029
Sesoda Corp.	83,475	104,601
Shih Wei Navigation Co., Ltd.	112,402	65,267
Shin Kong Financial Holding Co., Ltd.	290,437	82,806
Siliconware Precision Industries Co., Ltd.	172,578	261,854
Sinbon Electronics Co., Ltd.	77,000	107,939
Sinon Corp.	126,000	64,392
SinoPac Financial Holdings Co., Ltd.	719,230	295,867
Sinphar Pharmaceutical Co., Ltd.	81,120	107,554
Solar Applied Materials Technology Corp.	177,250	141,062
Solartech Energy Corp. (b)	10,041	6,672
Stark Technology, Inc.	59,000	52,555
Supreme Electronics Co. Ltd.	143,864	76,935
Ta Ya Electric Wire & Cable	399,000	81,436
Tainan Enterprises Co., Ltd.	43,000	35,582
Taishin Financial Holding Co., Ltd.	693,836	286,519
Taisun Enterprise Co., Ltd. (b)	162,000	61,515
Taiwan Acceptance Corp.	9,000	22,185
Taiwan Cement Corp.	303,533	416,851
Taiwan Chinsan Electronic Industrial Co. Ltd.	31,000	47,086
Taiwan Cogeneration Corp.	45,000	34,887
Taiwan Fire & Marine Insurance Co.	26,000	18,347
Taiwan FU Hsing Industrial Co., Ltd.	36,000	34,517
Taiwan Land Development Corp.	185,587	67,535
Taiwan Mobile Co., Ltd.	4,000	13,227
Taiwan Paiho Ltd.	57,000	77,198
Taiwan Pulp & Paper Corp. (b)	315,000	114,629
Taiwan Sakura Corp.	103,000	72,193
Taiwan Semiconductor Manufacturing Co., Ltd.	881,000	3,930,796
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	43,315	969,390
Taiwan Tea Corp.	107,913	62,490
Taiwan Union Technology Corp.	133,000	112,580
Taiyen Biotech Co., Ltd.	53,500	41,900
Tatung Co., Ltd. (b)	175,885	49,812
TPK Holding Co., Ltd.	8,000	47,972
Transasia Airways Corp.	263,000	106,109
Tripod Technology Corp.	73,320	144,079
Uni-President Enterprises Corp.	121,955	193,726
United Microelectronics Corp. ADR	257,782	585,165
Unity Opto Technology Co., Ltd. (b)	12,759	13,000
Ve Wong Corp.	61,000	45,940
Visual Photonics Epitaxy Co., Ltd.	160,259	151,121
Wei Chuan Food Corp.	33,000	26,106
Wei Mon Industry Co. Ltd. (b)	233,450	66,706
Weikeng Industrial Co., Ltd.	67,000	48,975
Winbond Electronics Corp. (b)	46,000	15,793
Wistron Corp.	158,126	143,605
Zeng Hsing Industrial Co. Ltd.	26,350	132,575
Zenitron Corp.	143,000	78,509

		29,941,598

THAILAND — 3.2%
Advanced Info Service PCL	108,015	824,066
Airports of Thailand PCL	17,500	150,000
Bangkok Dusit Medical Services PCL	49,500	25,878
Bangkok Expressway PCL	355,659	427,007
Bangkokland PCL	698,600	33,550
Banpu PCL	140,880	106,623
BEC World PCL	27,000	41,854
Big C Supercenter PCL	3,900	28,094
BTS Group Holdings PCL	32,500	9,533
Central Pattana PCL	52,300	72,330
Central Plaza Hotel PCL	38,800	36,559
CH Karnchang PCL	6,648	5,102
Charoen Pokphand Foods PCL	19,500	16,151
CP ALL PCL	180,500	233,169
Electricity Generating PCL	80,874	411,745
IRPC PCL	907,858	84,439
Jasmine International PCL	174,300	38,939
Kasikornbank PCL	58,200	405,100
Krung Thai Bank PCL	44,700	30,842
Land and Houses PCL	73,000	20,081
Minor International PCL	7,600	7,508
Pruksa Real Estate PCL	26,500	23,157

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PTT Exploration & Production PCL	128,441	$437,246
PTT Global Chemical PCL	22,300	34,738
PTT PCL	74,824	736,869
Quality Houses PCL	209,600	23,317
Sansiri PCL	254,033	13,126
Siam Cement PCL (c)	6,100	83,064
Siam Cement PCL (c)	33,800	462,310
Siam Future Development PCL	148,844	28,276
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	87,766	33,079
Thai Airways International PCL (b)	62,700	27,824
Thai Beverage PCL	401,000	208,807
Thai Oil PCL	111,995	142,972
Thaicom PCL	40,000	42,249
The Siam Commercial Bank PCL	116,602	645,032
Ticon Industrial Connection PCL	116,280	63,972
Tisco Financial Group PCL	168,618	217,820
TMB Bank PCL	4,541,517	403,077
Total Access Communication PCL	7,800	22,878
Toyo-Thai Corp. PCL	7,200	5,165
True Corp. PCL (b)	372,973	125,836

		6,789,384

TURKEY — 2.0%
Akbank TAS	102,801	380,818
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	22,098	214,576
Aselsan Elektronik Sanayi Ve Ticaret AS	3,057	15,692
BIM Birlesik Magazalar AS	4,024	86,066
Coca-Cola Icecek AS	462	9,980
Dogan Sirketler Grubu Holdings AS (b)	157,687	51,264
Eregli Demir ve Celik Fabrikalari TAS	152,012	290,011
Haci Omer Sabanci Holding AS	54,837	238,090
KOC Holding AS	82,300	436,539
Migros Ticaret AS (b)	859	8,359
Tupras-Turkiye Petrol Rafinerileri AS	12,458	294,697
Turk Hava Yollari (b)	26,992	111,189
Turkcell Iletisim Hizmetleri AS (b)	47,258	289,077
Turkiye Garanti Bankasi AS	220,665	889,173
Turkiye Halk Bankasi AS	10,515	62,521
Turkiye Is Bankasi (Class C)	128,413	370,229
Turkiye Vakiflar Bankasi Tao (Class D)	17,950	37,470
Ulker Biskuvi Sanayi AS	52,203	414,230
Yapi ve Kredi Bankasi AS	82,608	172,796

		4,372,777

UNITED ARAB EMIRATES — 0.5%
Abu Dhabi Commercial Bank PJSC	92,702	177,428
Aldar Properties PJSC	179,668	129,627
Arabtec Holding Co. PJSC (b)	95,242	75,976
DP World, Ltd.	7,341	154,161
Emaar Properties PJSC	155,151	306,669
National Bank of Abu Dhabi PJSC	52,363	199,587

		1,043,448

TOTAL COMMON STOCKS —
(Cost $238,234,821)		212,215,513

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
KNM Group Bhd (expiring 11/15/17) (b)	63,006	2,973
KPJ Healthcare Bhd (expiring 01/23/19) (b)	2,080	283
Malaysian Resources Corp. Bhd (expiring 09/16/18) (b)	123,400	5,823

		9,079

THAILAND — 0.0% (g)
Minor International PCL (expiring 11/3/17) (b)	480	71
Sansiri PCL (expiring 11/24/17) (b)	75,433	711

		782

TOTAL WARRANTS —
(Cost $9,950)		9,861

SHORT TERM INVESTMENTS — 8.1%
UNITED STATES — 8.1%
MONEY MARKET FUNDS — 8.1%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	13,891,299	13,891,299
State Street Institutional Liquid Reserves Fund 0.07% (i)(j)(k)	3,458,201	3,458,201

TOTAL SHORT TERM INVESTMENT —
(Cost $17,349,500)		17,349,500

TOTAL INVESTMENTS — 106.8%
(Cost $255,594,271)		229,574,874
OTHER ASSETS & LIABILITIES — (6.8)%		(14,531,484)

NET ASSETS — 100.0%		$215,043,390

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.6% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

At December 31, 2014, open futures contracts purchased were as follows:

	Expiration			Unrealized
Futures	Date	Contracts	Value	Appreciation

MSCI Taiwan Index Futures	1/29/2015	74	$2,538,940	$45,854

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	19.0%
Oil, Gas & Consumable Fuels	9.0
Wireless Telecommunication Services	6.2
Internet Software & Services	5.5
Semiconductors & Semiconductor Equipment	4.1
Metals & Mining	3.7
Insurance	3.4
Real Estate Management & Development	2.8
Food Products	2.5
Automobiles	2.4
Electronic Equipment, Instruments & Components	2.3
Beverages	2.2
IT Services	2.1
Pharmaceuticals	2.1
Media	2.0
Diversified Telecommunication Services	1.9
Diversified Financial Services	1.8
Technology Hardware, Storage & Peripherals	1.8
Industrial Conglomerates	1.7
Independent Power and Renewable Electricity Producers	1.5
Transportation Infrastructure	1.5
Construction Materials	1.4
Chemicals	1.4
Construction & Engineering	1.3
Food & Staples Retailing	1.2
Multiline Retail	1.1
Electric Utilities	1.1
Thrifts & Mortgage Finance	1.1
Specialty Retail	0.9
Hotels, Restaurants & Leisure	0.9
Household Durables	0.8
Capital Markets	0.8
Airlines	0.7
Household Products	0.6
Gas Utilities	0.5
Paper & Forest Products	0.4
Electrical Equipment	0.4
Personal Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Machinery	0.4
Marine	0.4
Health Care Providers & Services	0.3
Tobacco	0.3
Water Utilities	0.3
Internet & Catalog Retail	0.3
Air Freight & Logistics	0.3
Energy Equipment & Services	0.2
Aerospace & Defense	0.2
Diversified Consumer Services	0.2
Trading Companies & Distributors	0.2
Real Estate Investment Trusts	0.1
Leisure Products	0.1
Consumer Finance	0.1
Road & Rail	0.1
Communications Equipment	0.1
Distributors	0.1
Commercial Services & Supplies	0.1
Health Care Equipment & Supplies	0.0	***
Building Products	0.0	***
Auto Components	0.0	***
Software	0.0	***
Professional Services	0.0	***
Containers & Packaging	0.0	***
Biotechnology	0.0	***
Short Term Investments	8.1
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Cebu Holdings, Inc., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.03% of net assets, Lingkaran Trans Kota Holdings Bhd, which was Level 2 and part of the Transportation Infrastructure Industry, representing 0.01% of net assets, Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., which was Level 2 and part of the Pharmaceuticals Industry, representing 0.01% of net assets, Jiangsu Future Land Co., Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.02% of net assets, Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, Interbolsa SA/Colombia, which was Level 2 and part of the Capital Markets Industry, Polimex — Mostostal SA, which was Level 2 and part of the Construction & Engineering Industry, Bintulu Port Holdings Bhd, which was Level 2 and part of the Transportation Infrastructure Industry, African Bank Investments, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, and ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, each representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 11.8%
AES Tiete SA Preference Shares	430,978	$2,937,823
Banco do Brasil SA	200,138	1,789,662
Banco do Brasil SA ADR (a)	686,942	5,962,657
Banco do Estado do Rio Grande do Sul SA Preference Shares	694,667	3,789,283
Companhia Energetica de Minas Gerais ADR (a)	1,622,974	8,066,181
Grendene SA	290,844	1,674,033
Light SA	528,235	3,382,198
Mahle-Metal Leve SA Industria e Comercio	116,476	918,417
Oi SA, ADR (b)	1,399,948	4,465,833
Santos Brasil Participacoes SA	123,527	650,582
Tractebel Energia SA	227,223	2,891,789
Tractebel Energia SA ADR	300,582	3,825,404
Transmissora Alianca de Energia Electrica SA	351,553	2,491,633
Vale SA Preference Shares ADR (a)	1,040,196	7,551,823

		50,397,318

CHILE — 1.6%
Aguas Andinas SA Class A	2,905,552	1,697,319
Banco de Chile ADR	33,497	2,309,283
CAP SA	110,118	489,756
ENTEL Chile SA	166,685	1,665,889
Inversiones Aguas Metropolitanas SA	518,907	803,881

		6,966,128

CHINA — 12.1%
Bank of China, Ltd. (Class H)	13,101,536	7,382,956
China CITIC Bank Corp., Ltd. (Class H)	8,964,000	7,189,834
China Hongqiao Group, Ltd. (a)	1,998,289	1,347,679
China Shanshui Cement Group, Ltd. (a)	6,864,000	3,292,659
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	4,586,311	5,612,499
Jiangsu Expressway Co., Ltd. (Class H) (a)	2,468,000	2,947,018
Soho China, Ltd. (a)	3,629,000	2,564,449
Xinyi Glass Holdings, Ltd. (a)	11,426,000	5,760,996
Yanzhou Coal Mining Co., Ltd. (Class H) (a)	9,042,000	7,660,489
Zhejiang Expressway Co., Ltd. (Class H)	1,926,000	2,237,730
Zijin Mining Group Co., Ltd. (Class H) (a)	20,664,000	5,862,241

		51,858,550

COLOMBIA — 1.5%
Ecopetrol SA ADR (a)	385,704	6,603,252

CZECH REPUBLIC — 0.9%
Komercni Banka AS	18,475	3,823,415

HONG KONG — 5.8%
Bosideng International Holdings, Ltd. (a)	5,367,600	719,847
Evergrande Real Estate Group, Ltd. (a)	14,786,000	5,986,968
Greentown China Holdings, Ltd. (a)	6,622,500	6,575,659
KWG Property Holding, Ltd. (a)	3,944,500	2,700,928
Poly Property Group Co., Ltd. (a)	10,132,000	4,167,854
Shenzhen Investment, Ltd. (a)	4,894,829	1,407,567
Shougang Fushan Resources Group, Ltd.	14,350,000	3,127,269

		24,686,092

INDIA — 5.8%
Coal India, Ltd.	2,475,963	15,056,412
Indiabulls Housing Finance, Ltd.	555,728	4,048,501
NMDC, Ltd.	2,540,212	5,835,174

		24,940,087

INDONESIA — 0.9%
Indo Tambangraya Megah Tbk PT	846,500	1,050,863
Tambang Batubara Bukit Asam Persero Tbk PT	2,792,100	2,818,026

		3,868,889

MALAYSIA — 3.1%
British American Tobacco Malaysia Bhd	106,700	1,986,607
Malayan Banking Bhd	1,796,512	4,711,573
Maxis Bhd	3,431,900	6,723,442

		13,421,622

MEXICO — 2.1%
Grupo Aeroportuario del Pacifico SAB de CV ADR (a)	31,846	2,012,667
Grupo Financiero Santander Mexico SAB de CV ADR (Class B) (a)	664,049	6,879,548

		8,892,215

POLAND — 7.2%
Bank Handlowy w Warszawie SA	20,577	619,569
Bank Pekao SA	102,523	5,157,900
KGHM Polska Miedz SA	175,659	5,383,019
PGE Polska Grupa Energetyczna SA	1,347,571	7,166,558
Powszechny Zaklad Ubezpieczen SA	84,880	11,613,649
Synthos SA	780,208	902,774

		30,843,469

RUSSIA — 2.4%
Bashneft OAO Preference Shares (b)	15,103	226,545
CTC Media, Inc.	468,075	2,279,525
E.ON Russia JSC (b)	22,721,756	852,066
Gazprom Neft JSC ADR	24,075	271,325
Gazprom Neft OAO ADR	19,077	224,536
MegaFon OAO GDR	331,846	4,572,838
PhosAgro OAO GDR	165,673	1,689,865

		10,116,700

SOUTH AFRICA — 10.6%
Capital Property Fund	1,247,997	1,432,601
Hyprop Investments, Ltd.	247,366	2,084,770
Kumba Iron Ore, Ltd. (a)	456,389	9,464,093
MMI Holdings, Ltd.	1,722,251	4,466,129
Redefine Properties, Ltd.	4,321,817	3,997,272
Resilient Property Income Fund, Ltd.	148,893	1,080,974
Reunert, Ltd. (a)	706,054	3,704,590
The Foschini Group, Ltd. (a)	768,595	8,852,088
Vodacom Group, Ltd. (a)	934,888	10,378,621

		45,461,138

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SOUTH KOREA — 2.0%
Macquarie Korea Infrastructure Fund	218,645	$1,362,615
SK Telecom Co., Ltd.	29,667	7,233,550

		8,596,165

TAIWAN — 17.5%
Asustek Computer, Inc.	961,000	10,536,881
Chicony Electronics Co., Ltd.	1,189,514	3,331,181
China Steel Chemical Corp.	431,000	2,113,949
Chunghwa Telecom Co., Ltd. ADR (a)	66,589	1,959,714
CTCI Corp.	1,281,000	2,042,985
Far Eastern New Century Corp.	2,681,780	2,664,638
Farglory Land Development Co., Ltd.	1,325,635	1,583,530
Highwealth Construction Corp.	1,251,700	2,530,967
Lite-On Technology Corp.	3,129,928	3,605,132
Quanta Computer, Inc.	2,764,000	6,927,055
Radiant Opto-Electronics Corp.	2,182,300	7,009,159
Ruentex Development Co., Ltd.	1,924,000	3,068,464
Ruentex Industries, Ltd.	1,417,000	2,990,757
Synnex Technology International Corp.	3,940,000	5,747,548
Taiwan Mobile Co., Ltd.	2,292,200	7,579,739
TPK Holding Co., Ltd.	1,467,000	8,796,801
Transcend Information, Inc.	592,000	1,848,946
TSRC Corp.	793,390	852,338

		75,189,784

THAILAND — 7.9%
Advanced Info Service PCL	30	229
Advanced Info Service PCL NVDR	1,331,245	10,156,307
Delta Electronics Thai PCL NVDR	840,816	1,801,749
Intouch Holdings PCL NVDR (a)	4,725,317	11,310,599
Kiatnakin Bank PCL NVDR (a)	1,301,421	1,562,496
Land and Houses PCL NVDR	14,872,514	4,091,071
Thai Oil PCL (a)	2,122,200	2,709,191
Thai Oil PCL ADR	888,900	1,134,766
Tisco Financial Group PCL NVDR	945,600	1,221,520

		33,987,928

TURKEY — 6.6%
Eregli Demir ve Celik Fabrikalari TAS	5,682,561	10,841,289
Tofas Turk Otomobil Fabrikasi AS	808,327	5,515,053
Turk Telekomunikasyon AS	3,411,459	10,609,050
Turk Traktor ve Ziraat Makineleri AS	41,105	1,351,264

		28,316,656

TOTAL COMMON STOCKS —
(Cost $498,317,926)		427,969,408

SHORT TERM INVESTMENTS — 18.8%
UNITED STATES — 18.8%
MONEY MARKET FUNDS — 18.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	77,680,385	77,680,385
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	2,734,254	2,734,254

TOTAL SHORT TERM INVESTMENT —
(Cost $80,414,639)		80,414,639

TOTAL INVESTMENTS — 118.6%
(Cost $578,732,565)		508,384,047
OTHER ASSETS & LIABILITIES — (18.6)%		(79,747,419)

NET ASSETS — 100.0%		$428,636,628

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Wireless Telecommunication Services	13.9%
Banks	12.2
Metals & Mining	11.7
Real Estate Management & Development	9.4
Oil, Gas & Consumable Fuels	8.9
Technology Hardware, Storage & Peripherals	5.7
Electric Utilities	5.0
Diversified Telecommunication Services	4.0
Electronic Equipment, Instruments & Components	3.7
Insurance	3.7
Independent Power and Renewable Electricity Producers	2.5
Specialty Retail	2.1
Semiconductors & Semiconductor Equipment	2.0
Real Estate Investment Trusts	2.0
Transportation Infrastructure	1.8
Auto Components	1.5
Industrial Conglomerates	1.5
Chemicals	1.3
Automobiles	1.3
Textiles, Apparel & Luxury Goods	1.3
Thrifts & Mortgage Finance	0.9
Construction Materials	0.8
Water Utilities	0.6
Media	0.5
Construction & Engineering	0.5
Tobacco	0.4
Capital Markets	0.3
Machinery	0.3
Short Term Investments	18.8
Other Assets & Liabilities	(18.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Financial Statements).

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
BRAZIL — 14.7%
AMBEV SA ADR (a)	570,089	$3,545,954
Banco Bradesco SA Preference Shares ADR	263,232	3,519,412
BRF SA ADR (a)	82,973	1,937,419
Itau Unibanco Holding SA Preference Shares ADR	345,448	4,494,278
Petroleo Brasileiro SA ADR (a)	186,256	1,359,669
Ultrapar Participacoes SA ADR (a)	54,315	1,035,787
Vale SA ADR (a)	185,149	1,514,519

		17,407,038

CHINA — 54.3%
Agricultural Bank of China, Ltd. (Class H)	2,993,000	1,512,932
Alibaba Group Holding, Ltd. ADR (a)(b)	46,263	4,808,576
Baidu, Inc. ADR (b)	34,183	7,792,699
Bank of China, Ltd. (Class H)	8,579,254	4,834,567
Bank of Communications Co., Ltd. (Class H)	2,585,000	2,413,380
China Construction Bank Corp. (Class H)	10,227,610	8,401,178
China Life Insurance Co., Ltd. (Class H)	931,000	3,655,641
China Merchants Bank Co., Ltd. (Class H)	574,860	1,442,552
China Petroleum & Chemical Corp. (Class H)	3,191,174	2,571,918
China Shenhua Energy Co., Ltd. (Class H)	425,000	1,257,761
China Telecom Corp., Ltd. (Class H)	1,738,000	1,017,495
Hengan International Group Co., Ltd.	98,000	1,024,249
Industrial & Commercial Bank of China, Ltd. (Class H)	10,208,960	7,451,171
PetroChina Co., Ltd. (Class H)	2,638,171	2,925,688
Ping An Insurance Group Co. of China, Ltd. (Class H)	247,000	2,519,417
Tencent Holdings, Ltd.	668,026	9,691,087
Want Want China Holdings, Ltd. (a)	859,000	1,132,063

		64,452,374

HONG KONG — 12.2%
China Mobile, Ltd.	688,500	8,034,875
China Overseas Land & Investment, Ltd.	500,560	1,487,831
CITIC, Ltd.	685,000	1,167,747
CNOOC, Ltd.	2,010,221	2,706,268
Lenovo Group, Ltd.	794,000	1,044,353

		14,441,074

INDIA — 9.1%
HDFC Bank, Ltd. ADR	49,353	2,504,665
ICICI Bank, Ltd. ADR	176,012	2,032,938
Infosys, Ltd. ADR (a)	120,619	3,794,674
Reliance Industries, Ltd. GDR (c)	53,248	1,501,594
Tata Motors, Ltd. ADR (a)	23,524	994,595

		10,828,466

RUSSIA — 9.0%
Gazprom OAO ADR	740,514	3,443,390
Lukoil OAO ADR (d)	1,675	64,236
Lukoil OAO ADR (d)	63,243	2,517,072
Magnit PJSC GDR	36,085	1,638,259
MMC Norilsk Nickel OJSC ADR	61,380	872,824
Sberbank of Russia ADR (d)	14,597	56,534
Sberbank of Russia ADR (d)	323,026	1,308,255
Tatneft OAO ADR	30,440	745,780

		10,646,350

TOTAL COMMON STOCKS —
(Cost $142,934,835)		117,775,302

SHORT TERM INVESTMENTS — 14.0%
UNITED STATES — 14.0%
MONEY MARKET FUNDS — 14.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	14,831,695	14,831,695
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	1,731,021	1,731,021

TOTAL SHORT TERM INVESTMENT —
(Cost $16,562,716)		16,562,716

TOTAL INVESTMENTS — 113.3%
(Cost $159,497,551)		134,338,018
OTHER ASSETS & LIABILITIES — (13.3)%		(15,747,793)

NET ASSETS — 100.0%		$118,590,225

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	33.8%
Internet Software & Services	18.8
Oil, Gas & Consumable Fuels	17.0
Wireless Telecommunication Services	6.8
Insurance	5.2
IT Services	3.2
Beverages	3.0
Food Products	2.5
Metals & Mining	2.0
Food & Staples Retailing	1.4
Real Estate Management & Development	1.2
Industrial Conglomerates	1.0
Technology Hardware, Storage & Peripherals	0.9
Personal Products	0.9
Diversified Telecommunication Services	0.8
Automobiles	0.8
Short Term Investments	14.0
Other Assets & Liabilities	(13.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRIA — 0.0% (a)
CAT Oil AG (b)	1,369	$24,434

BRITISH VIRGIN ISLANDS — 0.1%
Lenta, Ltd. GDR (c)	7,174	48,496

CYPRUS — 0.3%
QIWI PLC ADR (b)	4,467	90,189
TCS Group Holding PLC GDR	11,926	38,044

		128,233

CZECH REPUBLIC — 3.0%
CEZ AS	30,155	778,100
Komercni Banka AS	2,780	575,323
O2 Czech Republic AS	13,822	140,610

		1,494,033

GREECE — 6.8%
Aegean Airlines SA (c)	4,799	40,069
Alpha Bank AE (c)	665,867	377,083
Costamare, Inc.	3,309	58,271
Diana Shipping, Inc. (c)	3,696	24,800
DryShips, Inc. (b)(c)	40,218	42,631
Ellaktor SA (c)	17,905	46,148
Eurobank Ergasias SA (c)	800,000	181,024
FF Group (c)	4,817	153,881
Fourlis Holdings SA (c)	6,626	25,817
Frigoglass SAIC (c)	6,690	13,519
GEK Terna Holding Real Estate Construction SA (c)	12,633	28,892
Grivalia Properties REIC	5,977	54,750
Hellenic Exchanges — Athens Stock Exchange SA Holding (c)	10,348	58,225
Hellenic Petroleum SA (c)	8,529	39,218
Hellenic Telecommunications Organization SA (c)	35,519	391,116
Intralot SA — Integrated Lottery Systems & Services (c)	19,869	26,206
JUMBO SA	15,878	162,736
Lamda Development SA (c)	4,173	16,966
Marfin Investment Group Holdings SA (c)	85,239	19,597
Metka SA	4,046	41,370
Motor Oil Hellas Corinth Refineries SA	8,733	68,688
Mytilineos Holdings SA (c)	12,047	67,639
National Bank of Greece SA (c)	240,114	427,108
Navios Maritime Holdings, Inc.	6,588	27,077
OPAP SA	33,752	363,490
Piraeus Bank SA (c)	251,044	276,436
Piraeus Port Authority	1,148	14,586
Public Power Corp. SA (c)	16,977	110,932
Safe Bulkers, Inc.	2,893	11,312
Terna Energy SA (c)	8,658	19,696
The Athens Water Supply & Sewage Co. SA	4,468	33,791
Titan Cement Co. SA	7,793	180,772
Tsakos Energy Navigation, Ltd.	3,058	21,345

		3,425,191

HUNGARY — 2.7%
Magyar Telekom Telecommunications PLC (c)	103,144	133,604
MOL Hungarian Oil and Gas PLC	8,845	391,338
OTP Bank PLC	32,272	471,330
Richter Gedeon NyRt	25,042	339,249

		1,335,521

MONACO — 0.2%
GasLog, Ltd.	5,201	105,840

POLAND — 19.8%
Agora SA (c)	35,737	75,961
Asseco Poland SA	17,315	248,611
Bank Handlowy w Warszawie SA	4,672	140,673
Bank Millennium SA	23,967	56,004
Bank Pekao SA	21,371	1,075,168
Bank Zachodni WBK SA	4,375	461,888
CCC SA	3,148	118,316
Cyfrowy Polsat SA	23,933	158,340
Echo Investment SA (c)	89,046	176,488
Enea SA	17,988	76,976
Energa SA	28,425	184,298
Eurocash SA	2,024	21,653
Getin Holding SA (c)	63,181	33,085
Getin Noble Bank SA (c)	191,870	118,298
Globe Trade Centre SA (c)	42,639	64,703
Grupa Azoty SA	3,735	66,561
Grupa Kety SA	453	36,341
ING Bank Slaski SA	3,888	153,134
Jastrzebska Spolka Weglowa SA (c)	2,714	12,798
KGHM Polska Miedz SA	22,550	691,038
LPP SA	117	238,302
Lubelski Wegiel Bogdanka SA	7,879	213,966
mBank	2,510	351,909
Netia SA	171,229	268,991
Orange Polska SA	127,412	298,442
Orbis SA	5,275	65,046
PGE Polska Grupa Energetyczna SA	89,650	476,770
Polski Koncern Naftowy Orlen SA	46,656	642,571
Polskie Gornictwo Naftowe i Gazownictwo SA	264,013	330,760
Powszechna Kasa Oszczednosci Bank Polski SA	133,584	1,344,866
Powszechny Zaklad Ubezpieczen SA	8,024	1,097,878
Synthos SA	87,352	101,075
Tauron Polska Energia SA	241,505	343,356
TVN SA (c)	45,562	207,800

		9,952,066

RUSSIA — 41.6%
Bank Otkritie Financial Corp. PJSC GDR (c)	7,690	74,401
CTC Media, Inc.	9,624	46,869
Etalon Group, Ltd. GDR	15,062	30,124
Eurasia Drilling Co., Ltd. GDR	7,732	137,630
Evraz PLC	76,687	184,742
Gazprom Neft OAO ADR	6,355	74,798
Gazprom OAO ADR	884,174	4,111,409
Globaltrans Investment PLC GDR	12,463	62,938
LSR Group OJSC GDR	31,131	48,564
Lukoil OAO ADR	79,089	3,147,742
Magnit PJSC (c)	1,000	162,500
Magnit PJSC GDR	33,201	1,507,325
Mail.ru Group, Ltd. GDR (c)	15,404	251,085
Mechel ADR (c)	22,467	15,365
MegaFon OAO GDR	15,277	210,517

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

MMC Norilsk Nickel OJSC ADR	78,626	$1,118,062
Mobile Telesystems OJSC (c)	38,158	107,955
Mobile Telesystems OJSC ADR	81,015	581,688
NovaTek OAO GDR	12,364	969,338
Novolipetsk Steel OJSC GDR	13,746	157,804
O’Key Group SA GDR	5,801	25,466
Pharmstandard OJSC GDR (c)	6,162	37,280
PhosAgro OAO GDR	13,823	140,995
PIK Group GDR	55,702	178,246
Polymetal International PLC	34,497	309,827
Polyus Gold International, Ltd.	99,769	281,961
Rosneft OAO OJSC GDR	178,594	626,865
Rostelecom OJSC ADR	28,252	256,811
RusHydro JSC ADR (d)	144,826	137,005
RusHydro JSC ADR (d)	8,255	7,694
Sberbank (c)	1,540,110	1,411,768
Sberbank of Russia ADR	26,982	109,277
Severstal PAO GDR	33,627	306,006
Sistema JSFC GDR	28,027	146,021
Surgutneftegas OAO ADR	178,540	758,438
Surgutneftegas OAO Preference Share (c)	581,400	284,886
Tatneft OAO ADR	34,417	843,217
TMK OAO GDR	7,025	16,298
United Co. RUSAL PLC (c)	169,134	113,849
Uralkali PJSC GDR	35,836	422,507
VimpelCom, Ltd. ADR	33,069	138,063
VTB Bank OJSC GDR	235,762	542,253
X5 Retail Group NV GDR (c)	15,867	193,577
Yandex NV (c)	32,154	577,486

		20,866,652

TURKEY — 24.8%
Akbank TAS	258,907	959,099
Anadolu Anonim Turk Sigorta Sirketi (c)	223,168	135,557
Anadolu Efes Biracilik Ve Malt Sanayii AS (c)	36,908	358,384
Arcelik AS	74,262	476,497
BIM Birlesik Magazalar AS	29,535	631,697
Coca-Cola Icecek AS	7,373	159,271
Dogan Sirketler Grubu Holdings AS (c)	289,138	93,998
Dogus Otomotiv Servis ve Ticaret AS	31,791	162,508
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	309,720	366,987
Enka Insaat ve Sanayi AS	156,348	353,125
Eregli Demir ve Celik Fabrikalari TAS	301,971	576,106
Ford Otomotiv Sanayi AS	6,255	87,092
Haci Omer Sabanci Holding AS	171,646	745,249
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (c)	122,794	107,680
KOC Holding AS	170,239	902,989
Kombassan Holdings AS (c)	17,369	18,723
Koza Altin Isletmeleri AS	4,281	28,568
Petkim Petrokimya Holding AS	26,826	45,327
TAV Havalimanlari Holding AS	16,819	137,415
Tekfen Holding AS (c)	8,946	22,157
Tofas Turk Otomobil Fabrikasi AS	8,266	56,397
Tupras-Turkiye Petrol Rafinerileri AS	23,706	560,771
Turk Hava Yollari (c)	180,224	742,405
Turk Sise ve Cam Fabrikalari AS	85,580	133,253
Turk Telekomunikasyon AS	44,988	139,905
Turkcell Iletisim Hizmetleri AS (c)	134,876	825,036
Turkiye Garanti Bankasi AS	386,436	1,557,150
Turkiye Halk Bankasi AS	70,383	418,489
Turkiye Is Bankasi (Class C)	220,105	634,588
Turkiye Vakiflar Bankasi Tao (Class D)	107,925	225,291
Ulker Biskuvi Sanayi AS	13,279	105,369
Vestel Elektronik Sanayi ve Ticaret AS (c)	34,330	93,250
Yapi ve Kredi Bankasi AS	213,789	447,194
Yazicilar Holding AS (Class A)	14,573	121,870

		12,429,397

TOTAL COMMON STOCKS —
(Cost $90,385,194)		49,809,863

SHORT TERM INVESTMENTS — 3.3%
UNITED STATES — 3.3%
MONEY MARKET FUNDS — 3.3%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	97,819	97,819
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	1,543,593	1,543,593

TOTAL SHORT TERM INVESTMENT —
(Cost $1,641,412)		1,641,412

TOTAL INVESTMENTS — 102.6%
(Cost $92,026,606)		51,451,275
OTHER ASSETS & LIABILITIES — (2.6)%		(1,292,215)

NET ASSETS — 100.0%		$50,159,060

(a)	Amount shown represents less than 0.05% of net assets.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Non-income producing security
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Private Joint Stock Company
PLC = Public Limited Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	26.2%
Banks	24.8
Metals & Mining	7.9
Food & Staples Retailing	5.2
Electric Utilities	4.3
Wireless Telecommunication Services	4.0
Diversified Telecommunication Services	3.3
Industrial Conglomerates	3.2
Insurance	2.5
Internet Software & Services	1.7
Diversified Financial Services	1.6
Airlines	1.6
Household Durables	1.6
Chemicals	1.5
Beverages	1.0
Media	1.0
Hotels, Restaurants & Leisure	0.9
Real Estate Investment Trusts	0.8
Pharmaceuticals	0.8
Textiles, Apparel & Luxury Goods	0.7
Specialty Retail	0.7
Real Estate Management & Development	0.7
Software	0.5
Construction Materials	0.4
Energy Equipment & Services	0.3
Marine	0.3
Distributors	0.3
Transportation Infrastructure	0.3
Automobiles	0.3
Food Products	0.2
Construction & Engineering	0.2
IT Services	0.2
Road & Rail	0.1
Machinery	0.1
Water Utilities	0.1
Independent Power and Renewable Electricity Producers	0.0 ***
Short Term Investments	3.3
Other Assets & Liabilities	(2.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 51.1%
AES Tiete SA Preference Shares	14,540	$99,114
All America Latina Logistica SA	35,170	66,948
AMBEV SA ADR (a)	215,469	1,340,217
B2W Cia Digital (b)	9,847	83,126
Banco Bradesco SA	6,372	82,269
Banco Bradesco SA Preference Shares ADR	120,066	1,605,282
Banco do Brasil SA	34,407	307,672
Banco do Brasil SA ADR	13,166	114,281
Banco Santander Brazil SA ADS ADR	21,900	109,938
BB Seguridade Participacoes SA	32,604	394,457
Bematech SA	10,211	36,454
BM&FBovespa SA	86,795	321,620
BR Malls Participacoes SA	18,806	116,238
BR Properties SA	9,944	38,344
Bradespar SA Preference Shares	20,229	108,824
Braskem SA Preference Shares ADR	9,209	118,888
BRF SA	12,127	289,420
BRF — Brasil Foods SA ADR (a)	22,793	532,217
CCR SA	50,521	292,878
Centrais Eletricas Brasileiras SA	2,775	6,055
Centrais Eletricas Brasileiras SA ADR (a)	20,194	43,215
CETIP SA — Balcao Organizado de Ativos e Derivativos	11,831	143,314
Cia Hering	7,210	54,925
Cielo SA	31,470	493,324
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	8,788	323,662
Companhia de Saneamento Basico do Estado de Sao Paulo	30,440	194,788
Companhia Energetica de Minas Gerais ADR	55,428	275,477
Companhia Energetica de Sao Paulo Preference Shares (Class B)	17,859	180,122
Companhia Paranaense de Energia Preference Shares	9,772	131,975
Companhia Siderurgica Nacional SA ADR (a)	49,722	103,422
Cosan Logistica SA (b)	11,577	12,456
Cosan SA Industria e Comercio	11,577	125,648
Cosan, Ltd.	8,184	64,377
CPFL Energia SA ADR (a)	13,357	181,255
Cyrela Brazil Realty SA	24,259	100,935
Duratex SA	47,589	143,759
Embraer SA	34,573	317,871
Estacio Participacoes SA	15,134	135,615
Fibria Celulose SA ADR (a)(b)	17,193	208,551
Gafisa SA	17,074	14,131
Gerdau SA ADR (a)	33,429	118,673
Gerdau SA Preference Shares	6,503	23,436
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	11,082	63,285
Grupo BTG Pactual	10,823	114,614
Hypermarcas SA (b)	17,628	110,415
Investimentos Itau SA	40,757	148,726
Investimentos Itau SA Preference Shares	155,789	550,319
Itau Unibanco Holding SA Preference Shares ADR	150,602	1,959,332
JBS SA	53,799	226,676
Kepler Weber SA	4,186	79,210
Klabin SA	29,915	164,194
Kroton Educacional SA	59,246	345,464
Linx SA	2,530	48,064
Localiza Rent a Car SA	7,332	98,497
Lojas Americanas SA Preference Shares	31,925	207,053
Lojas Renner SA	10,862	312,474
M Dias Branco SA	662	22,663
Metalurgica Gerdau SA Preference Shares	29,037	123,436
MRV Engenharia e Participacoes SA	6,129	17,293
Multiplan Empreendimentos Imobiliarios SA	4,476	79,882
Natura Cosmeticos SA	13,838	165,804
Oi SA (b)	28	96
Oi SA Preference Shares (b)	305	988
Oi SA, ADR (a)(b)(c)	5,023	16,826
Oi SA, ADR (b)(c)	5,356	17,084
PDG Realty SA Empreendimentos e Participacoes (b)	63,510	20,547
Petroleo Brasileiro SA ADR (a)	63,021	460,053
Petroleo Brasileiro SA Preference Shares ADR	114,107	864,931
Prumo Logistica SA (b)	115,044	18,610
Qualicorp SA (b)	5,643	59,016
Raia Drogasil SA	400	3,815
Souza Cruz SA	35,177	255,669
Telefonica Brasil SA Preference Shares	20,392	359,403
Tim Participacoes SA	12,342	54,694
Tim Participacoes SA ADR	11,359	252,283
Totvs SA	7,077	93,181
Tractebel Energia SA ADR	9,806	124,798
Ultrapar Participacoes SA ADR (a)	23,836	454,553
Usinas Siderurgicas de Minas Gerais SA ADR (b)	33,444	62,206
Usinas Siderurgicas de Minas Gerais SA Preference Shares (b)	10,028	19,051
Vale SA ADR (a)	56,034	458,358
Vale SA Preference Shares ADR (a)	118,217	858,255
Weg SA	14,674	168,920

		18,915,911

CHILE — 9.2%
Antarchile SA	19,015	228,424
Banco de Chile ADR	3,002	206,958
Banco de Credito e Inversiones	4,930	242,093
Banco Santander Chile ADR	3,595	70,893
Banmedica SA	13,988	24,894
CAP SA	7,672	34,122
Cencosud SA	95,992	236,496
Colbun SA	31,043	8,322
Empresa Nacional de Electricidad SA ADR	8,413	376,398
Empresas AquaChile SA (b)	22,933	14,927
Empresas CMPC SA	111,602	280,398
Empresas COPEC SA	35,990	406,248
Enersis SA ADR	26,656	427,296
Gasco SA	2,593	22,214
Grupo Security SA	41,244	14,673
Latam Airlines Group SA ADR (a)(b)	20,448	244,967
SACI Falabella	62,168	417,254

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Sociedad Matriz SAAM SA	80,937	$6,258
Sociedad Quimica y Minera de Chile SA ADR	3,851	91,962
Sonda SA	18,679	44,305
Vina Concha y Toro SA	1,680	3,239

		3,402,341

COLOMBIA — 6.3%
Almacenes Exito SA	11,845	145,539
Banco Davivienda SA Preference Shares	6,813	80,558
Banco de Bogota SA	4,090	113,759
BanColombia SA	11,973	139,253
BanColombia SA ADR (a)	7,105	340,187
Bolsa de Valores de Colombia	1,214,855	10,735
Celsia SA ESP	12,429	30,700
Cementos Argos SA	15,567	66,814
Constructora Conconcreto SA	6,655	4,060
Corp Financiera Colombiana SA (c)	4,509	75,817
Corp Financiera Colombiana SA (b)(c)	141	2,274
Ecopetrol SA ADR (a)	10,892	186,471
Empresa de Energia de Bogota SA	103,073	73,732
Empresa de Telecomunicaciones de Bogota	58,718	12,527
Grupo Argos SA	17,450	150,526
Grupo Argos SA/Colombia Preference Shares	5,293	44,545
Grupo Aval Acciones y Valores	243,693	133,818
Grupo Aval Acciones y Valores Preference Shares	254,289	136,962
Grupo de Inversiones Suramericana SA	12,710	213,928
Grupo de Inversiones Suramericana SA Preference Shares	4,083	67,864
Grupo Nutresa SA	14,297	172,057
Grupo Odinsa SA	1,817	6,032
Interconexion Electrica SA ESP	18,147	65,899
Isagen SA ESP	39,773	49,622
Organizacion Terpel SA (b)	1,985	14,701

		2,338,380

LUXEMBOURG — 0.1%
Ternium SA ADR	1,078	19,016

MEXICO — 29.3%
Alfa SAB de CV (Class A) (b)	200,034	447,031
Alsea SAB de CV (b)	5,200	14,383
America Movil SAB de CV (Series L)	1,952,956	2,172,932
Arca Continental SAB de CV (b)	15,726	99,586
Asesor de Activos Prisma SAPI de CV REIT	5,600	5,984
Banregio Grupo Financiero SAB de CV (b)	2,029	10,218
Bolsa Mexicana de Valores SAB de CV	6,532	11,841
Cemex SAB de CV (b)	650,136	663,379
Coca-Cola FEMSA SAB de CV (Series L)	23,924	205,549
Compartamos SAB de CV (a)(b)	35,512	71,435
Concentradora Fibra Danhos SA de CV	38,405	94,659
Controladora Comercial Mexicana SAB de CV	5,643	19,977
Controladora Vuela Cia de Aviacion SAB de CV (Class A) (b)	8,300	7,456
Corp Actinver SAB de CV (b)	8,300	9,291
Corporacion GEO SAB de CV (a)(b)(d)	71,361	0
Desarrolladora Homex SAB de CV (b)	28,753	1,893
El Puerto de Liverpool SAB de CV (b)	24,537	246,123
Empresas ICA SAB de CV (a)(b)	40,562	49,561
Fibra Uno Administracion SA de CV REIT	99,312	292,955
Fomento Economico Mexicano SAB de CV (b)	107,753	956,781
Genomma Lab Internacional SAB de CV (Class B) (a)(b)	29,424	56,014
Gruma SAB de CV (Class B)	12,683	135,368
Grupo Aeroportuario del Centro Norte Sab de CV (b)	1,700	7,823
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	10,475	65,893
Grupo Aeroportuario del Sureste SAB de CV (Class B) (b)	21,487	284,321
Grupo Bimbo SAB de CV (b)	56,386	155,695
Grupo Carso SAB de CV	52,569	258,891
Grupo Elektra SA de CV (b)	3,629	138,596
Grupo Financiero Banorte SAB de CV	132,981	732,581
Grupo Financiero Inbursa SAB de CV	170,889	441,490
Grupo Financiero Santander Mexico SAB de CV (Class B) (a)	71,769	150,162
Grupo Mexico SAB de CV (Series B)	182,847	531,183
Grupo Televisa SA de CV ADR (b)	833	28,372
Grupo Televisa SAB (a)(b)	104,006	709,779
Hoteles City Express SAB de CV (b)	7,600	12,003
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	42,822	119,055
Industrias Penoles SAB de CV	6,393	125,134
Kimberly-Clark de Mexico SAB de CV (Class A)	148,121	322,475
Megacable Holdings SAB de CV (b)	10,463	40,845
Mexichem SAB de CV (b)	44,333	134,776
Minera Frisco SAB de CV (b)	36,725	53,544
OHL Mexico SAB de CV (b)	15,854	29,418
PLA Administradora Industrial S de RL de CV REIT (b)	400	838
Promotora y Operadora de Infraestructura SAB de CV (b)	13,170	158,498
TV Azteca SAB de CV (b)	190,594	80,170
Urbi Desarrollos Urbanos SA de CV (a)(b)(d)	86,307	0
Wal-Mart de Mexico SAB de CV (a)	318,815	686,091

		10,840,049

PANAMA — 0.1%
InRetail Peru Corp. (b)(e)	2,942	54,133

PERU — 3.5%
Alicorp SA	25,766	61,548
Compania de Minas Buenaventura SA ADR	11,967	114,404
Compania Minera Milpo SA	86,360	72,245
Credicorp, Ltd.	3,122	500,082
Grana y Montero SA	7,037	17,164
Luz del Sur SAA	6,216	22,617
Minsur SA	170,513	103,116
Southern Copper Corp. (a)	11,707	330,137
Volcan Compania Minera SAA (Class B)	222,875	53,912

		1,275,225

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SPAIN — 0.1%
Cemex Latam Holdings SA (b)	6,408	$43,143

TOTAL COMMON STOCKS —
(Cost $59,137,753)		36,888,198

SHORT TERM INVESTMENTS — 16.1%
UNITED STATES — 16.1%
MONEY MARKET FUNDS — 16.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	5,356,071	5,356,071
State Street Institutional Liquid Reserves Fund 0.07% (g)(h)	590,156	590,156

TOTAL SHORT TERM INVESTMENT —
(Cost $5,946,227)		5,946,227

TOTAL INVESTMENTS — 115.8%
(Cost $65,083,980)		42,834,425
OTHER ASSETS & LIABILITIES — (15.8)%		(5,841,848)

NET ASSETS — 100.0%		$36,992,577

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares
REIT = Real Estate Investment Trust

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	22.6%
Metals & Mining	8.9
Beverages	7.1
Oil, Gas & Consumable Fuels	6.8
Wireless Telecommunication Services	6.7
Food Products	4.4
Food & Staples Retailing	4.0
Electric Utilities	3.4
Multiline Retail	3.2
Construction Materials	2.6
Industrial Conglomerates	2.5
Media	2.3
Independent Power and Renewable Electricity Producers	2.1
Transportation Infrastructure	2.0
Diversified Financial Services	1.9
Paper & Forest Products	1.8
IT Services	1.4
Diversified Consumer Services	1.3
Insurance	1.1
Real Estate Investment Trusts	1.1
Diversified Telecommunication Services	1.0
Chemicals	0.9
Household Products	0.9
Aerospace & Defense	0.9
Airlines	0.9
Construction & Engineering	0.8
Personal Products	0.8
Capital Markets	0.7
Tobacco	0.7
Machinery	0.7
Real Estate Management & Development	0.6
Water Utilities	0.5
Road & Rail	0.5
Containers & Packaging	0.4
Household Durables	0.4
Software	0.4
Gas Utilities	0.3
Health Care Providers & Services	0.3
Internet & Catalog Retail	0.2
Consumer Finance	0.2
Specialty Retail	0.2
Pharmaceuticals	0.1
Technology Hardware, Storage & Peripherals	0.1
Hotels, Restaurants & Leisure	0.0 ***
Short Term Investments	16.1
Other Assets & Liabilities	(15.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry representing 0.00% of net assets and Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
EGYPT — 4.4%
Arab Cotton Ginning	28,156	$15,003
Commercial International Bank Egypt SAE	127,624	878,011
Eastern Tobacco	2,804	85,869
Egyptian Financial Group-Hermes Holding Co. (a)	73,114	158,907
Egyptian Kuwait Holding Co. (a)	114,588	85,941
ElSwedy Electric Co. (a)	15,024	87,580
Ezz Steel (a)	39,783	77,729
Global Telecom Holding SAE GDR (a)	65,032	185,341
Juhayna Food Industries (a)	76,110	101,125
Maridive & Oil Services SAE (a)	33,536	18,780
Palm Hills Developments SAE (a)	75,690	43,720
Sidi Kerir Petrochemicals Co.	44,173	93,782
Six of October Development & Investment Co. (a)	69,651	140,275
Talaat Moustafa Group	207,046	285,519
Telecom Egypt Co.	72,041	120,101

		2,377,683

MOROCCO — 2.0%
Attijariwafa Bank	8,033	304,905
Banque Centrale Populaire	11,790	277,480
Banque Marocaine du Commerce Exterieur	11,136	270,321
Douja Promotion Groupe Addoha SA	12,054	50,009
Maroc Telecom	15,118	189,830

		1,092,545

QATAR — 8.8%
Aamal Co. (a)	11,965	49,912
Al Khalij Commercial Bank	11,217	67,924
Al Meera Consumer Goods Co.	623	34,218
Barwa Real Estate Co.	12,135	139,634
Doha Bank QSC	8,058	126,136
Gulf International Services OSC	5,796	154,556
Industries Qatar QSC	8,302	383,027
Masraf Al Rayan	45,845	556,483
Medicare Group	877	28,179
Ooredoo QSC	15,181	516,546
Qatar Electricity & Water Co.	3,431	176,669
Qatar Gas Transport Co. Nakilat	17,278	109,608
Qatar Insurance Co. SAQ	5,007	124,579
Qatar International Islamic Bank QSC	4,721	105,924
Qatar Islamic Bank SAQ	7,369	206,822
Qatar National Bank SAQ	21,822	1,275,874
Qatar National Cement Co.	1,530	55,463
Qatar Navigation	3,572	97,605
Qatari Investors Group QSC	3,873	44,034
Salam International Investment Co.	7,978	34,726
The Commercial Bank of Qatar QSC	9,260	174,196
United Development Co. PSC	11,043	71,541
Vodafone Qatar	58,004	262,036

		4,795,692

SOUTH AFRICA — 75.7%
Acucap Properties, Ltd. (b)	17,432	78,129
Adcock Ingram Holdings, Ltd. (a)(b)	27,762	117,587
Adcorp Holdings, Ltd.	9,237	25,638
AECI, Ltd.	15,463	178,866
African Bank Investments, Ltd. (a)(b)(c)	258,160	6,918
African Oxygen, Ltd.	16,988	23,554
African Rainbow Minerals, Ltd.	15,700	161,495
Allied Electronics Corp., Ltd.	34,941	50,439
Anglo American Platinum, Ltd. (a)	8,055	237,512
AngloGold Ashanti, Ltd. (a)	50,158	440,935
Aquarius Platinum, Ltd. (a)	181,247	41,685
ArcelorMittal South Africa, Ltd. (a)(b)	21,742	49,634
Aspen Pharmacare Holdings, Ltd. (a)	35,817	1,256,981
Assore, Ltd. (b)	7,521	97,289
Astral Foods, Ltd.	6,893	104,211
Attacq, Ltd. (a)	84,123	159,975
Aveng, Ltd. (a)	63,642	95,721
AVI, Ltd.	32,537	219,656
Barclays Africa Group, Ltd.	40,187	632,223
Barloworld, Ltd.	23,929	198,030
Blue Label Telecoms, Ltd.	41,179	31,324
Brait SE (a)	34,166	232,425
Business Connexion Group, Ltd. (b)	47,991	26,549
Capital Property Fund	182,086	209,020
Capitec Bank Holdings, Ltd.	6,760	198,673
Cashbuild, Ltd.	2,255	32,006
City Lodge Hotels, Ltd.	4,226	43,890
Clicks Group, Ltd. (b)	26,099	182,735
Clover Industries, Ltd.	17,235	27,978
Coronation Fund Managers, Ltd.	34,911	347,518
DataTec, Ltd.	22,535	108,499
Discovery, Ltd.	41,348	398,156
DRDGOLD, Ltd.	77,556	12,939
Emira Property Fund	36,429	54,539
EOH Holdings, Ltd.	4,477	42,016
Eqstra Holdings, Ltd. (a)	63,095	18,489
Exxaro Resources, Ltd. (b)	16,974	151,858
Famous Brands, Ltd.	7,054	70,340
FirstRand, Ltd.	393,917	1,721,913
Fountainhead Property Trust	65,271	47,675
Gold Fields, Ltd.	88,431	399,855
Grindrod, Ltd. (b)	80,307	155,495
Group Five, Ltd.	17,522	44,272
Growthpoint Properties, Ltd. REIT	216,413	514,247
Harmony Gold Mining Co., Ltd. (a)(b)	60,729	113,440
Hosken Consolidated Investments, Ltd.	7,421	95,579
Hudaco Industries, Ltd.	3,976	33,303
Hyprop Investments, Ltd.	22,223	187,293
Illovo Sugar, Ltd.	32,198	68,188
Impala Platinum Holdings, Ltd. (a)	68,614	449,450
Imperial Holdings, Ltd.	24,726	395,402
Investec, Ltd.	28,111	236,916
JSE, Ltd.	12,495	130,688
Kumba Iron Ore, Ltd. (b)	7,232	149,969
Lewis Group, Ltd. (b)	14,184	90,741
Liberty Holdings, Ltd.	11,403	120,932
Life Healthcare Group Holdings, Ltd.	111,812	413,276
Massmart Holdings, Ltd. (b)	15,055	185,833
Mediclinic International, Ltd.	48,141	418,835
Merafe Resources, Ltd.	263,799	21,435
MMI Holdings, Ltd.	101,832	264,070
Mondi, Ltd.	14,022	228,764
Montauk Energy Holdings, Ltd. (a)	8,908	2,194
Mpact, Ltd.	29,110	92,473

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mr. Price Group, Ltd.	29,141	$591,951
MTN Group, Ltd.	184,978	3,540,225
Murray & Roberts Holdings, Ltd.	67,805	124,606
Nampak, Ltd.	64,387	242,771
Naspers, Ltd. (Class N)	50,138	6,566,404
Nedbank Group, Ltd. (b)	21,644	465,855
Netcare, Ltd.	178,327	584,982
Northam Platinum, Ltd. (a)	55,754	176,871
Oceana Group, Ltd.	5,097	46,200
Omnia Holdings, Ltd.	7,959	124,523
Pick n Pay Stores, Ltd.	20,975	95,404
Pick’ n Pay Holdings, Ltd.	38,330	77,861
Pioneer Foods, Ltd.	14,584	180,271
PPC, Ltd. (b)	61,868	147,066
PSG Group, Ltd.	7,698	85,007
Quantum Foods Holdings, Ltd. (a)	14,584	3,996
Rand Merchant Insurance Holdings, Ltd.	89,009	314,373
Raubex Group, Ltd.	21,682	41,138
Redefine Properties, Ltd.	424,712	392,818
Remgro, Ltd.	55,216	1,212,258
Resilient Property Income Fund, Ltd.	39,612	287,586
Reunert, Ltd. (b)	18,325	96,149
RMB Holdings, Ltd.	89,531	497,930
SA Corporate Real Estate Fund Nominees Pty, Ltd.	178,218	73,636
Sanlam, Ltd.	202,697	1,226,476
Santam, Ltd.	1,589	29,531
Sappi, Ltd. (a)(b)	57,900	211,205
Sasol, Ltd.	61,206	2,280,315
Shoprite Holdings, Ltd.	46,978	683,183
Sibanye Gold, Ltd.	89,554	174,560
Standard Bank Group, Ltd.	144,412	1,791,052
Steinhoff International Holdings, Ltd. (b)	256,500	1,317,005
Sun International, Ltd. (b)	13,243	147,555
Super Group, Ltd. (a)	17,110	50,581
Telkom SA SOC, Ltd. (a)	34,800	210,567
The Bidvest Group, Ltd.	34,909	916,966
The Foschini Group, Ltd. (b)	20,505	236,161
The Spar Group, Ltd.	17,875	249,319
Tiger Brands, Ltd.	23,893	760,156
Times Media Group, Ltd.	2,179	3,767
Tongaat Hulett, Ltd.	14,196	212,190
Trencor, Ltd.	15,306	93,143
Truworths International, Ltd.	44,659	298,325
Tsogo Sun Holdings, Ltd.	33,130	83,049
Vodacom Group, Ltd.	63,110	700,613
Wilson Bayly Holmes-Ovcon, Ltd.	5,347	55,814
Woolworths Holdings, Ltd.	92,813	618,553

		41,267,637

UNITED ARAB EMIRATES — 8.8%
Abu Dhabi Commercial Bank PJSC	202,432	387,448
Air Arabia PJSC	285,260	116,496
Ajman Bank PJSC (a)	31,116	23,720
Al Waha Capital PJSC	118,861	91,257
Aldar Properties PJSC	392,340	283,066
Arabtec Holding Co. PJSC (a)	268,670	214,322
Bank of Sharjah	31,116	16,520
Dana Gas PJSC (a)	425,502	57,923
Deyaar Development PJSC (a)	180,029	41,662
DP World, Ltd.	20,708	434,868
Drake & Scull International PJSC (a)	116,846	28,472
Dubai Financial Market	199,597	109,227
Dubai Investments PJSC	166,802	108,083
Dubai Islamic Bank PJSC	123,306	231,639
Emaar Malls Group PJSC (a)	235,380	171,745
Emaar Properties PJSC	437,651	865,055
Eshraq Properties Co. PJSC (a)	141,987	30,539
First Gulf Bank PJSC	121,630	562,949
Gulf Pharmaceutical Industries-Julphar	22,226	17,488
National Bank of Abu Dhabi PJSC	147,705	562,992
RAK Properties PJSC	122,138	24,607
Ras Al Khaimah Ceramics	43,812	35,784
The National Bank of Ras Al-Khaimah PSC	41,822	94,051
Union National Bank PJSC	137,294	216,800
Union Properties PJSC (a)	110,149	36,286

		4,762,999

TOTAL COMMON STOCKS —
(Cost $60,414,492)		54,296,556

SHORT TERM INVESTMENTS — 6.7%
UNITED STATES — 6.7%
MONEY MARKET FUNDS — 6.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,501,754	2,501,754
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	1,158,303	1,158,303

TOTAL SHORT TERM INVESTMENT —
(Cost $3,660,057)		3,660,057

TOTAL INVESTMENTS — 106.4%
(Cost $64,074,549)		57,956,613
OTHER ASSETS & LIABILITIES — (6.4)%		(3,464,716)

NET ASSETS — 100.0%		$54,491,897

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company
PSC = Public Stock Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	17.2%
Media	12.0
Wireless Telecommunication Services	8.6
Diversified Financial Services	7.2
Oil, Gas & Consumable Fuels	4.8
Metals & Mining	4.6
Insurance	4.6
Real Estate Management & Development	4.6
Food Products	3.2
Real Estate Investment Trusts	3.1
Industrial Conglomerates	3.0
Food & Staples Retailing	2.8
Health Care Providers & Services	2.8
Pharmaceuticals	2.5
Household Durables	2.4
Specialty Retail	2.4
Capital Markets	2.1
Diversified Telecommunication Services	1.8
Construction & Engineering	1.2
Multiline Retail	1.1
Paper & Forest Products	0.8
Transportation Infrastructure	0.8
Chemicals	0.7
Distributors	0.7
Marine	0.7
Hotels, Restaurants & Leisure	0.7
Containers & Packaging	0.6
Trading Companies & Distributors	0.5
Construction Materials	0.5
Multi-Utilities	0.3
Energy Equipment & Services	0.3
Airlines	0.2
Electronic Equipment, Instruments & Components	0.2
Electrical Equipment	0.2
Tobacco	0.2
IT Services	0.1
Building Products	0.1
Commercial Services & Supplies	0.1
Professional Services	0.0	***
Textiles, Apparel & Luxury Goods	0.0	***
Independent Power and Renewable Electricity Producers	0.0	***
Short Term Investments	6.7
Other Assets & Liabilities	(6.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for African Bank Investments, Ltd,, which was Level 2 and part of the Diversified Financial Services Industry, representing 0.01% of net assets. (See accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 6.2%
Abacus Property Group	321,298	$780,915
Alumina, Ltd. (a)	264,271	388,198
Amcor, Ltd.	78,080	867,718
AMP, Ltd.	148,040	666,317
Ansell, Ltd.	23,767	438,008
APA Group (b)	86,190	525,475
Aristocrat Leisure, Ltd.	90,173	484,083
Arrium, Ltd.	91,353	16,073
Australia & New Zealand Banking Group, Ltd.	115,424	3,031,133
BHP Billiton, Ltd.	128,206	3,081,424
Billabong International, Ltd. (a)(b)	116,759	64,018
BlueScope Steel, Ltd. (a)	34,309	157,511
Brambles, Ltd.	107,829	938,011
Bunnings Warehouse Property Trust (b)	164,294	375,115
carsales.com, Ltd. (b)	14,725	125,563
Commonwealth Bank of Australia	76,802	5,383,181
Computershare, Ltd.	69,598	672,075
CSL, Ltd.	23,963	1,699,805
CSR, Ltd.	96,926	309,346
Dexus Property Group (b)	18,978	108,249
DUET Group	50,749	100,088
Fairfax Media, Ltd.	99,602	71,321
Fortescue Metals Group, Ltd. (b)	69,453	155,733
Goodman Group (b)	30,192	140,586
GWA Group, Ltd. (b)	97,707	238,276
Harvey Norman Holdings, Ltd. (b)	181,935	500,259
Hills, Ltd.	92,228	89,060
Iluka Resources, Ltd. (b)	21,461	104,497
Ingenia Communities Group	320,724	115,484
Insurance Australia Group, Ltd.	172,519	882,381
Lend Lease Group	66,757	895,942
Macquarie Group, Ltd.	19,217	916,682
Mirvac Group (b)	73,031	106,382
National Australia Bank, Ltd.	92,096	2,532,323
Newcrest Mining, Ltd. (a)	35,289	314,490
Orica, Ltd. (b)	12,375	191,908
Origin Energy, Ltd.	75,602	722,010
Orora, Ltd.	76,405	121,926
OZ Minerals, Ltd.	19,410	55,277
Perpetual, Ltd.	12,245	463,958
QBE Insurance Group, Ltd.	54,776	502,499
REA Group, Ltd. (b)	2,128	78,992
Recall Holdings, Ltd.	23,312	137,166
Rio Tinto, Ltd.	24,137	1,145,646
Santos, Ltd.	62,776	423,825
Scentre Group (a)	165,885	475,132
Seek, Ltd.	14,350	202,807
Sonic Healthcare, Ltd.	49,987	756,777
Stockland (b)	38,226	128,883
Suncorp Group, Ltd.	108,033	1,243,028
Sydney Airport	205,021	790,239
Tatts Group, Ltd.	232,238	657,580
Toll Holdings, Ltd. (b)	68,952	332,354
TPG Telecom, Ltd.	14,694	81,168
Treasury Wine Estates, Ltd.	44,804	174,894
Wesfarmers, Ltd.	47,042	1,606,074
Westfield Corp.	81,808	603,867
Westpac Banking Corp.	130,014	3,528,123
Woodside Petroleum, Ltd.	37,217	1,157,653
Woolworths, Ltd.	65,494	1,644,356
WorleyParsons, Ltd.	20,058	165,458

		44,667,322

AUSTRIA — 0.2%
Andritz AG	1,448	80,056
Erste Group Bank AG	14,285	332,488
OMV AG	14,200	378,191
Voestalpine AG	12,645	501,799

		1,292,534

BELGIUM — 1.1%
Aedifica SA	1,828	122,875
Ageas	18,731	668,744
Anheuser-Busch InBev NV	35,894	4,076,672
Bekaert NV	3,972	126,622
Delhaize Group (b)	6,848	500,749
Gimv NV	12,227	562,739
KBC Groep NV (a)	10,900	613,248
Solvay SA	607	82,558
UCB SA	9,448	722,537
Umicore SA	16,351	658,957

		8,135,701

CANADA — 9.1%
AGF Management, Ltd.	26,875	196,994
Agnico-Eagle Mines, Ltd.	9,240	230,711
Agrium, Inc. (b)	9,877	938,027
Alamos Gold, Inc.	9,900	70,943
Alimentation Couche-Tard, Inc. (Class B)	10,184	428,110
Amaya, Inc. (a)(b)	7,478	184,327
ARC Resources, Ltd. (b)	15,053	326,988
Argonaut Gold, Inc. (a)(b)	14,113	22,298
Athabasca Oil Corp. (a)	13,837	30,941
Avigilon Corp. (a)(b)	2,748	45,505
B2Gold Corp. (a)	44,829	73,538
Badger Daylighting, Ltd. (b)	2,660	60,744
Bank of Montreal	24,356	1,728,104
Bankers Petroleum, Ltd. (a)	22,546	63,458
Barrick Gold Corp.	48,646	525,835
BCE, Inc. (b)	11,055	508,535
BlackBerry, Ltd. (a)(b)	26,076	286,819
Bombardier, Inc. (Class B) (b)	96,874	347,099
Brookfield Asset Management, Inc. (Class A)	29,290	1,472,276
CAE, Inc. (b)	11,644	151,601
Cameco Corp. (b)	26,913	442,644
Canadian Energy Services & Technology Corp. (b)	12,645	69,325
Canadian Imperial Bank of Commerce (b)	17,935	1,545,979
Canadian National Railway Co.	43,957	3,036,857
Canadian Natural Resources, Ltd. (b)	52,685	1,633,883
Canadian Oil Sands, Ltd. (b)	27,950	251,447
Canadian Pacific Railway, Ltd. (b)	8,035	1,552,196
Canadian Solar, Inc. (a)(b)	1,832	44,316
Canadian Tire Corp., Ltd. (Class A)	3,377	357,861
Canadian Western Bank	17,897	506,045
Carfinco Financial Group, Inc. (b)	11,650	112,753

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Catamaran Corp. (a)	7,428	$385,557
CCL Industries, Inc. (Class B)	1,004	109,107
Cenovus Energy, Inc. (b)	31,013	641,814
CGI Group, Inc. (Class A) (a)(b)	17,137	655,297
Constellation Software, Inc. (b)	821	244,858
Crescent Point Energy Corp. (b)	28,717	667,191
CT Real Estate Investment Trust	11,766	125,050
Detour Gold Corp. (a)(b)	7,792	63,843
Dollarama, Inc.	2,769	142,006
Eldorado Gold Corp.	26,646	162,878
Enbridge, Inc.	35,700	1,841,328
Encana Corp. (b)	38,071	531,498
Enerplus Corp. (b)	6,324	61,097
Exchange Income Corp.	5,772	115,614
Fairfax Financial Holdings, Ltd.	1,536	807,327
Finning International, Inc.	5,596	121,897
Firm Capital Mortgage Investment Corp.	23,467	251,233
First Majestic Silver Corp. (a)	11,092	55,831
First Quantum Minerals, Ltd.	35,275	502,819
Fortis, Inc.	10,065	338,556
Franco-Nevada Corp. (b)	6,876	339,630
Gildan Activewear, Inc.	12,777	724,756
Goldcorp, Inc.	37,829	702,527
Gran Tierra Energy, Inc. (a)	20,164	77,644
Great-West Lifeco, Inc. (b)	12,238	354,910
HNZ Group, Inc. (b)	7,792	139,122
Home Capital Group, Inc. (b)	2,740	113,527
Husky Energy, Inc. (b)	27,917	662,825
IAMGOLD Corp. (a)	34,069	92,361
Imperial Oil, Ltd.	24,305	1,050,261
Innergex Renewable Energy, Inc. (b)	20,349	199,581
Intact Financial Corp.	5,689	411,848
InterOil Corp. (a)(b)	1,832	89,383
K-Bro Linen, Inc.	5,596	222,777
Kinross Gold Corp. (a)	44,273	124,610
Linamar Corp.	2,020	123,738
Loblaw Cos., Ltd. (b)	9,428	506,056
Lundin Mining Corp. (a)	29,799	147,162
MacDonald, Dettwiler & Associates, Ltd.	1,832	150,182
Magna International, Inc.	15,405	1,674,367
Manulife Financial Corp.	83,837	1,605,443
Methanex Corp.	3,388	156,113
National Bank of Canada (b)	15,104	644,716
New Gold, Inc. (a)	24,115	103,685
Open Text Corp.	4,404	257,073
Pacific Rubiales Energy Corp.	14,088	87,453
Parex Resources, Inc. (a)	14,668	95,993
Pembina Pipeline Corp. (b)	12,419	453,978
Pengrowth Energy Corp. (b)	18,520	58,522
Penn West Petroleum, Ltd. (b)	20,599	43,217
Peyto Exploration & Development Corp. (b)	5,320	153,732
Potash Corp. of Saskatchewan, Inc.	43,224	1,532,665
Power Corp. of Canada (b)	15,053	412,763
Power Financial Corp. (b)	12,542	391,772
Precision Drilling Corp. (b)	12,478	76,058
Pure Industrial Real Estate Trust	33,916	130,013
Redknee Solutions, Inc. (a)(b)	19,240	62,126
Restaurant Brands International, Inc. (a)	6,992	274,679
Richelieu Hardware, Ltd.	12,050	593,007
Rogers Communications, Inc. (Class B) (b)	22,750	887,216
Royal Bank of Canada	64,133	4,442,937
Russel Metals, Inc. (b)	26,646	595,840
Saputo, Inc.	10,600	319,579
Secure Energy Services, Inc.	7,704	112,875
SEMAFO, Inc. (a)(b)	18,605	47,868
Shaw Communications, Inc. (Class B) (b)	32,868	889,628
Sherritt International Corp.	38,283	99,157
Silver Wheaton Corp.	16,089	328,239
Sirius XM Canada Holdings, Inc.	538	2,815
SNC-Lavalin Group, Inc.	8,024	306,966
Stantec, Inc. (b)	3,109	85,707
Sun Life Financial, Inc.	31,162	1,127,832
Suncor Energy, Inc.	73,362	2,337,196
Tahoe Resources, Inc. (b)	5,772	80,482
Talisman Energy, Inc.	45,997	361,384
Teck Resources, Ltd. (Class B)	28,622	392,417
TELUS Corp.	18,977	686,334
The Bank of Nova Scotia	48,328	2,766,786
The Toronto-Dominion Bank	79,396	3,805,113
Thomson Reuters Corp.	17,104	692,134
TMX Group, Ltd. (b)	1,977	86,368
Tourmaline Oil Corp. (a)	5,132	171,473
TransCanada Corp. (b)	35,770	1,763,408
Trinidad Drilling, Ltd.	9,178	41,205
Turquoise Hill Resources, Ltd. (a)	38,424	119,095
Valeant Pharmaceuticals International, Inc. (a)	13,579	1,950,007
West Fraser Timber Co., Ltd. (b)	1,665	95,552
Westjet Airlines, Ltd.	6,147	178,745
Yamana Gold, Inc. (b)	47,160	190,961
Yellow Media, Ltd. (a)	4,543	76,799

		65,153,353

CHINA — 0.3%
Dah Sing Banking Group, Ltd.	116,525	186,924
Dah Sing Financial Holdings, Ltd.	58,485	341,263
ENN Energy Holdings, Ltd.	38,000	215,607
HanKore Environment Tech Group, Ltd. (a)(b)	102,300	77,202
Hongkong Land Holdings, Ltd.	91,000	615,160
Sino Land Co., Ltd.	314,897	508,393

		1,944,549

DENMARK — 1.4%
AP Moeller — Maersk A/S (Class B)	525	1,055,332
Carlsberg A/S (Class B)	2,167	168,606
Coloplast A/S (Class B)	3,497	294,933
Danske Bank A/S	40,407	1,099,189
DSV A/S	24,744	756,745
FLSmidth & Co. A/S (b)	7,415	328,110
Genmab A/S (a)	2,167	126,877
GN Store Nord A/S	22,938	502,465
Jyske Bank A/S (a)	1,900	96,578
Novo Nordisk A/S (Class B)	95,810	4,052,707
Novozymes A/S (Class B)	8,824	372,533
Pandora A/S	2,608	213,810

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SimCorp A/S	10,381	$274,128
TDC A/S	10,537	80,871
Vestas Wind Systems A/S (a)	10,898	401,121

		9,824,005

FINLAND — 1.0%
Amer Sports Oyj	5,436	105,640
Caverion Corp.	10,581	85,143
Elisa Oyj	22,377	612,218
Fortum Oyj	18,102	393,621
Kemira Oyj	17,212	205,879
Kesko Oyj (Class B)	3,027	110,544
Kone Oyj (Class B) (b)	7,708	352,750
Konecranes Oyj (b)	2,778	80,071
Lassila & Tikanoja Oyj	22,402	410,408
Metso Oyj	11,106	334,089
Neste Oil Oyj (b)	9,860	239,338
Nokia Oyj	159,716	1,267,814
Sampo Oyj (Class A)	24,570	1,154,155
Sanoma Oyj (b)	15,139	84,304
Stockmann Oyj Abp (Class B)	15,841	121,911
Stora Enso Oyj	33,613	302,407
Tikkurila Oyj	7,419	130,082
UPM-Kymmene Oyj	27,887	459,602
Valmet Oyj	10,878	134,525
Wartsila Oyj Abp	8,111	364,028
YIT Oyj (b)	15,664	80,934

		7,029,463

FRANCE — 7.5%
Accor SA	13,890	627,596
Air Liquide SA	13,210	1,644,033
Albioma SA	12,533	250,080
Alcatel-Lucent (a)(b)	130,908	470,464
Alstom SA (a)	12,389	402,667
Arkema SA	1,706	113,683
AtoS	3,238	259,773
AXA SA	80,654	1,874,319
BNP Paribas SA	41,190	2,455,215
Bollore SA (b)	20,819	94,974
Bourbon SA	13,691	318,082
Bouygues SA	13,032	472,766
Bureau Veritas SA	8,994	199,271
Cap Gemini SA	11,474	825,827
Carrefour SA	33,654	1,030,293
Casino Guichard-Perrachon SA	5,614	519,410
CGG SA (a)(b)	13,649	82,250
Christian Dior SA	2,316	400,474
Compagnie de Saint-Gobain	26,054	1,110,684
Compagnie Generale des Etablissements Michelin	7,817	711,976
Credit Agricole SA	47,061	612,741
Danone SA	31,150	2,052,387
Dassault Systemes	4,122	252,085
Edenred	13,981	388,346
EDF SA	12,339	340,796
Essilor International SA	12,352	1,385,245
Eutelsat Communications SA	3,309	107,289
Faurecia	2,207	82,561
GDF Suez	65,508	1,540,177
Gecina SA	1,495	187,234
Groupe Eurotunnel SA	16,367	211,912
Hermes International (b)	1,087	387,758
Hi-Media SA (a)	69,301	209,644
Iliad SA	888	213,508
Ingenico	1,981	209,220
Kering	4,649	897,271
L’Oreal SA	10,510	1,771,565
Lafarge SA	9,405	660,981
Lagardere SCA	12,481	326,217
Legrand SA	10,994	579,292
LVMH Moet Hennessy Louis Vuitton SA	11,579	1,852,977
Natixis SA	18,784	124,672
Nexans SA (a)(b)	3,919	120,475
Numericable-SFR (a)(b)	8,726	432,281
Orange SA	83,858	1,435,834
Pernod Ricard SA	8,408	938,663
Peugeot SA (a)	18,391	227,436
Plastic Omnium SA	2,883	78,894
Publicis Groupe SA	12,787	922,804
Renault SA	10,267	752,000
Rexel SA	11,324	203,484
Safran SA	13,733	851,653
Sanofi	48,324	4,424,178
Schneider Electric SE (a)(c)	2,000	145,690
Schneider Electric SE (c)	22,104	1,621,133
SCOR SE	7,344	223,898
Societe Generale SA	33,421	1,415,034
Societe Television Francaise 1	4,764	73,327
Sodexo SA	4,062	399,460
Suez Environnement Co.	4,501	78,619
Technicolor SA (a)	16,647	93,447
Technip SA	5,943	355,359
Thales SA	1,311	71,379
Total SA	101,213	5,207,544
UBISOFT Entertainment (a)	6,362	116,745
Unibail-Rodamco SE	3,909	1,006,799
Valeo SA	5,137	643,980
Vallourec SA	7,395	203,574
Veolia Environnement SA	34,446	615,009
Vinci SA	26,314	1,449,096
Vivendi SA (a)	50,694	1,269,172
Zodiac Aerospace	4,833	163,222

		53,797,904

GERMANY — 7.1%
Aareal Bank AG	2,022	81,451
adidas AG	11,692	815,202
Allianz SE	21,012	3,492,203
BASF SE	40,857	3,454,799
Bayer AG	37,562	5,136,065
Bayerische Motoren Werke AG	17,665	1,918,882
Bilfinger SE	5,385	302,055
Brenntag AG	1,925	108,338
Commerzbank AG (a)	36,998	491,568
Continental AG	2,581	548,267
Daimler AG	47,566	3,969,723
Deutsche Bank AG	52,833	1,597,306
Deutsche Boerse AG	10,933	783,450
Deutsche Lufthansa AG	7,221	120,843
Deutsche Post AG	47,854	1,566,061
Deutsche Telekom AG	135,638	2,174,706
DMG MORI SEIKI AG	2,874	81,726

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

E.ON SE	81,614	$1,401,856
Fresenius Medical Care AG & Co. KGaA	12,756	954,680
Fresenius SE & Co. KGaA	22,277	1,163,433
GEA Group AG	15,617	691,643
Hamborner REIT AG	11,406	112,043
HeidelbergCement AG	2,392	170,222
Henkel AG & Co. KGaA	5,049	491,452
Henkel AG & Co. KGaA Preference Shares	7,958	861,077
Hochtief AG	3,932	278,433
Infineon Technologies AG	78,135	836,271
K+S AG (b)	8,498	235,635
Lanxess AG	3,709	172,589
Linde AG	7,292	1,360,612
MAN SE	3,801	423,881
Merck KGaA	8,396	796,714
Metro AG (a)	2,679	82,048
MorphoSys AG (a)	874	81,043
MTU Aero Engines AG	1,533	133,857
Muenchener Rueckversicherungs- Gesellschaft AG	8,138	1,632,205
Norma Group SE	1,986	95,261
OHB AG	4,200	100,120
OSRAM Licht AG (a)	3,194	126,614
Porsche Automobil Holding SE Preference Shares	9,304	756,108
ProSiebenSat.1 Media AG	1,684	70,974
Puma AG Rudolf Dassler Sport (b)	1,592	332,400
Rheinmetall AG	1,730	75,927
RWE AG	21,769	675,662
Salzgitter AG	4,126	116,878
SAP SE	44,431	3,132,276
Siemens AG	34,844	3,952,780
Sky Deutschland AG (a)	18	146
Symrise AG	2,125	128,902
ThyssenKrupp AG (a)	20,882	537,203
Volkswagen AG	1,550	337,792
Volkswagen AG Preference Shares	6,427	1,436,022
Wincor Nixdorf AG	8,076	392,947
Wirecard AG	2,736	120,692

		50,911,043

HONG KONG — 2.7%
AIA Group, Ltd.	499,000	2,776,566
APT Satellite Holdings, Ltd.	95,500	135,217
Bank of East Asia, Ltd.	186,678	752,263
Bloomage Biotechnology Corp., Ltd.	24,147	39,857
BOC Hong Kong Holdings, Ltd.	150,500	503,617
Cheung Kong Holdings, Ltd.	60,000	1,008,143
China Water Industry Group, Ltd. (a)(b)	724,000	140,975
Chong Hing Bank, Ltd.	1,385	3,065
CLP Holdings, Ltd.	129,500	1,123,023
Esprit Holdings, Ltd. (b)	143,119	171,266
Galaxy Entertainment Group, Ltd.	104,000	585,389
Hang Lung Group, Ltd.	120,000	544,691
Hang Lung Properties, Ltd.	220,000	617,033
Hang Seng Bank, Ltd.	30,400	506,480
HC International, Inc. (a)(b)	60,000	55,939
HKT Trust/HKT, Ltd.	103,900	135,321
Hong Kong & China Gas Co., Ltd.	71,700	164,206
Hong Kong Exchanges and Clearing, Ltd.	47,468	1,050,988
Hopewell Highway Infrastructure, Ltd.	6,975	3,499
Hopewell Holdings	137,500	502,669
Hutchison Whampoa, Ltd.	96,000	1,104,857
Hysan Development Co., Ltd.	157,841	705,261
Jardine Matheson Holdings, Ltd.	5,878	358,264
Jardine Strategic Holdings, Ltd.	4,000	136,800
Li & Fung, Ltd.	378,000	353,879
Melco Crown Entertainment, Ltd. ADR (b)	5,894	149,708
Melco International Development, Ltd. (b)	34,000	74,972
New World Development Co., Ltd.	500,750	575,987
Noble Group, Ltd.	203,000	174,643
Pacific Basin Shipping, Ltd. (b)	518,000	209,074
Power Assets Holdings, Ltd.	27,000	261,997
Sands China, Ltd.	102,800	505,725
SJM Holdings, Ltd.	57,000	90,849
Sun Hung Kai Properties, Ltd.	51,509	785,768
Swire Pacific, Ltd.	70,500	918,200
Techtronic Industries Co., Ltd.	52,500	169,249
The Link REIT	104,351	653,300
The Wharf Holdings, Ltd.	77,000	556,039
Wheelock & Co., Ltd.	131,000	611,514
Wynn Macau, Ltd. (b)	43,200	121,720

		19,338,013

IRELAND — 0.7%
Aer Lingus Group PLC	41,712	111,345
Bank of Ireland (a)	1,093,073	413,997
C&C Group PLC	15,782	69,131
CRH PLC	38,298	922,216
DCC PLC	12,277	680,148
FleetMatics Group PLC (a)(b)	2,160	76,658
Glanbia PLC	4,956	76,162
Grafton Group PLC	39,329	391,245
Green REIT PLC (a)	157,541	244,010
Greencore Group PLC	20,799	92,817
Irish Bank Resolution Corp., Ltd. (a)(d)	5,635	0
James Hardie Industries PLC	16,880	182,341
Kerry Group PLC (Class A)	3,159	218,153
Kingspan Group PLC	16,861	292,778
Paddy Power PLC	1,319	109,984
Ryanair Holdings PLC ADR (a)	5,110	364,190
Smurfit Kappa Group PLC	7,708	174,416
UDG Healthcare PLC	72,594	433,300

		4,852,891

ISRAEL — 0.5%
Bezeq The Israeli Telecommunication Corp., Ltd.	85,523	152,741
Evogene, Ltd. (a)	6,767	62,828
Mazor Robotics, Ltd. (a)	6,261	38,357
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	6,494	239,972
REIT 1, Ltd.	60,785	150,172
Shufersal, Ltd.	93,521	199,926
Strauss Group, Ltd. (a)	26,739	402,653

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Teva Pharmaceutical Industries, Ltd. ADR	43,230	$2,486,157

		3,732,806

ITALY — 1.9%
A2A SpA	58,888	59,678
Aeroporto di Venezia Marco Polo SpA	6,550	104,542
Assicurazioni Generali SpA	27,394	563,518
Atlantia SpA	32,407	758,008
Azimut Holding SpA	3,940	85,960
Banca Generali SpA	2,892	80,663
Banca IFIS SpA	7,732	128,085
Banca Monte dei Paschi di Siena SpA (a)	267,992	152,413
Banca Popolare dell’Emilia Romagna SC (a)	21,391	141,457
Banca Popolare di Milano Scarl (a)	246,610	161,888
Banca Popolare di Sondrio Scarl	29,476	110,426
Banco Popolare SC (a)	10,391	126,491
Biesse SpA	50,502	571,989
Brembo SpA	3,547	118,890
Cairo Communication SpA	20,450	120,115
Credito Valtellinese SC (a)	60,810	58,351
Davide Campari-Milano SpA (b)	95,695	597,506
Enel SpA	220,440	985,884
ENI SpA	105,349	1,849,700
Esprinet SpA	16,091	111,568
Falck Renewables SpA	183,511	206,402
Finmeccanica SpA (a)	31,146	291,518
Immobiliare Grande Distribuzione SpA	156,770	122,356
Interpump Group SpA	7,937	111,889
Intesa Sanpaolo SpA	544,063	1,594,508
Iren SpA	119,797	131,262
Luxottica Group SpA	2,163	119,089
Mediaset SpA (a)(b)	28,981	120,636
Mediobanca SpA	16,806	137,675
Pirelli & C. SpA	26,638	361,335
Prada SpA (b)	18,400	104,281
Prysmian SpA	7,257	133,037
Recordati SpA	6,274	97,555
Reply SpA	1,552	114,370
Saipem SpA (a)(b)	16,943	179,699
Salvatore Ferragamo SpA	2,712	66,979
Snam SpA	18,946	93,995
Societa Cattolica di Assicurazioni SCRL	20,110	139,313
Sogefi SpA (a)(b)	15,374	38,546
Telecom Italia SpA (a)(b)	578,922	617,863
UBI Banca SCpA	35,299	254,573
UniCredit SpA	212,145	1,369,527
Unipol Gruppo Finanziario SpA	14,590	72,737
UnipolSai SpA	37,043	100,226
World Duty Free SpA (a)	5,112	49,270
Yoox SpA (a)	2,882	64,167
Zignago Vetro SpA	15,781	96,816

		13,676,756

JAPAN — 20.4%
Acom Co., Ltd. (a)(b)	23,200	71,596
Activia Properties, Inc.	10	87,243
Aderans Co., Ltd.	16,700	158,232
Advance Residence Investment Corp. (b)	38	101,739
Advantest Corp. (b)	21,000	264,657
Aeon Co., Ltd. (b)	53,020	536,634
Aeon Credit Service Co., Ltd. (b)	3,500	70,120
AEON REIT Investment Corp.	71	100,908
Ajinomoto Co., Inc.	22,000	411,577
Alconix Corp.	25,000	413,695
Alps Electric Co., Ltd.	7,700	148,291
ANA Holdings, Inc.	36,000	89,869
Aoyama Trading Co., Ltd.	21,400	471,926
Asahi Group Holdings, Ltd.	31,236	976,068
Asahi Kasei Corp.	97,550	899,466
Asics Corp.	8,100	195,584
Astellas Pharma, Inc.	120,000	1,687,977
Atom Corp. (b)	42,800	278,087
Bandai Namco Holdings, Inc.	9,100	194,607
Bridgestone Corp.	36,965	1,294,600
Brother Industries, Ltd.	7,900	145,224
Calbee, Inc.	3,700	128,842
Can Do Co., Ltd. (b)	5,300	69,226
Canon, Inc. (b)	52,816	1,691,812
Casio Computer Co., Ltd. (b)	30,500	473,418
Central Japan Railway Co.	11,600	1,755,069
Chubu Electric Power Co., Inc. (a)	39,765	470,467
Chugai Pharmaceutical Co., Ltd.	15,380	380,219
COLOPL, Inc. (b)	2,000	45,640
Colowide Co., Ltd. (b)	50,500	712,252
COOKPAD, Inc. (b)	2,100	72,689
Credit Saison Co., Ltd.	24,400	459,732
CyberAgent, Inc.	2,900	109,692
Daicel Corp.	11,000	130,097
Daifuku Co., Ltd.	5,300	59,942
Daiichi Sankyo Co., Ltd. (b)	39,765	559,851
Daiken Medical Co., Ltd.	12,500	117,394
Daikin Industries, Ltd.	17,110	1,114,551
Daito Trust Construction Co., Ltd.	5,355	611,898
Daiwa House Industry Co., Ltd. (b)	28,000	535,502
Daiwa House REIT Investment Corp. (b)	10	50,044
Daiwa Securities Group, Inc.	100,550	794,705
Daiwahouse Residential Investment Corp.	19	91,914
Dena Co., Ltd. (b)	7,500	90,454
Denso Corp.	26,510	1,249,714
Dentsu, Inc.	8,700	369,348
Don Quijote Holdings Co., Ltd.	1,700	118,395
Dowa Holdings Co., Ltd.	22,000	177,072
East Japan Railway Co.	13,400	1,019,627
Ebara Corp. (b)	19,000	78,761
Eisai Co., Ltd. (b)	13,351	520,254
Electric Power Development Co., Ltd.	5,500	187,164
Euglena Co., Ltd. (a)(b)	5,000	62,847
F@N Communications, Inc. (b)	7,300	80,614
FANUC Corp.	9,055	1,506,334
Fast Retailing Co., Ltd.	2,600	955,036
Feed One Holdings Co., Ltd. (a)	198,400	180,371
Financial Products Group Co., Ltd. (b)	4,000	48,643
Foster Electric Co., Ltd.	14,900	264,210
Frontier Real Estate Investment Corp. (b)	20	91,747

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Fuji Heavy Industries, Ltd.	20,700	$742,400
FUJIFILM Holdings Corp.	26,510	818,329
Fujitsu, Ltd.	93,513	502,527
Fukuoka Financial Group, Inc.	132,550	690,969
Fukuoka REIT Corp.	10	18,591
Furukawa Electric Co., Ltd. (b)	101,550	170,245
GLP J-REIT	146	162,689
GMO Internet, Inc.	3,500	30,010
GS Yuasa Corp. (b)	17,000	73,022
GungHo Online Entertainment, Inc. (a)(b)	15,400	56,645
Gurunavi, Inc.	6,000	83,823
Hankyu Hanshin Holdings, Inc.	133,513	722,715
Hankyu REIT, Inc.	169	215,946
Heiwa Real Estate REIT, Inc.	380	310,922
Hino Motors, Ltd.	8,400	112,308
Hirose Electric Co., Ltd.	900	105,692
Hitachi Metals, Ltd.	11,000	189,182
Hitachi, Ltd.	227,475	1,708,885
Honda Motor Co., Ltd.	75,875	2,231,413
Hoya Corp.	29,706	1,017,083
Hulic Co., Ltd. (b)	13,900	140,397
Ibiden Co., Ltd.	13,700	204,309
Ichigo Real Estate Investment Corp.	525	409,859
IHI Corp.	45,000	231,578
Iida Group Holdings Co., Ltd.	5,000	61,637
Industrial & Infrastructure Fund Investment Corp.	40	185,162
Infomart Corp.	11,500	109,058
Inpex Corp.	32,300	362,481
Intage Holdings, Inc.	9,900	145,079
Iriso Electronics Co., Ltd. (b)	2,200	118,537
Isuzu Motors, Ltd.	56,700	700,622
ITOCHU Corp. (b)	97,950	1,055,519
Iwatani Corp. (b)	14,000	93,182
J Front Retailing Co., Ltd.	5,100	59,850
Jafco Co., Ltd. (b)	2,100	72,951
Japan Airlines Co., Ltd.	4,000	120,105
Japan Airport Terminal Co., Ltd.	4,800	191,568
Japan Digital Laboratory Co., Ltd.	18,520	250,393
Japan Excellent, Inc. (b)	75	100,400
Japan Exchange Group, Inc. (b)	12,900	305,137
Japan Hotel REIT Investment Corp.	916	588,281
Japan Logistics Fund, Inc. (b)	37	83,169
Japan Prime Realty Investment Corp.	29	101,105
Japan Real Estate Investment Corp.	35	169,315
Japan Retail Fund Investment Corp.	47	99,570
Japan Tissue Engineering Co., Ltd. (a)(b)	2,200	27,249
Japan Tobacco, Inc.	52,400	1,454,499
JFE Holdings, Inc.	26,510	596,113
JGC Corp. (b)	8,000	166,279
JSR Corp.	21,900	379,202
JTEKT Corp. (b)	9,600	164,464
JX Holdings, Inc.	165,300	647,716
Kajima Corp. (b)	93,475	389,041
Kakaku.com, Inc. (b)	11,000	159,731
Kao Corp.	21,700	860,977
Kawai Musical Instruments Manufacturing Co., Ltd.	8,600	174,518
Kawasaki Heavy Industries, Ltd.	46,000	212,169
KDDI Corp.	25,100	1,598,805
Kenedix Office Investment Corp. (b)	42	237,157
Kenedix, Inc. (b)	12,600	58,221
Keyence Corp.	2,000	897,619
Kintetsu Corp.	231,101	765,229
Kirin Holdings Co., Ltd. (b)	25,000	312,148
KNT-CT Holdings Co., Ltd. (a)	117,000	149,306
Koito Manufacturing Co., Ltd.	5,000	154,510
Komatsu, Ltd.	48,920	1,095,136
Konami Corp.	4,300	79,620
Konica Minolta Holdings, Inc.	46,675	515,821
Kubota Corp.	69,550	1,021,540
Kurita Water Industries, Ltd. (b)	14,010	294,818
Kyocera Corp.	23,200	1,075,101
Kyoritsu Maintenance Co., Ltd. (b)	11,200	543,676
Kyoto Kimono Yuzen Co., Ltd.	20,700	174,032
Kyushu Electric Power Co., Inc. (a)	17,000	171,567
Leopalace21 Corp. (a)	1,600	10,196
Livesense, Inc. (a)(b)	3,000	17,640
LIXIL Group Corp.	8,900	189,588
M3, Inc.	7,800	131,610
Makita Corp.	5,600	255,957
Marubeni Corp.	134,550	813,281
Matsuya Co., Ltd. (b)	24,400	327,450
Mazda Motor Corp.	19,300	471,252
Medipal Holdings Corp.	28,799	337,484
MEIJI Holdings Co., Ltd. (b)	2,600	238,759
Meiko Network Japan Co., Ltd.	24,300	248,280
MID Reit, Inc.	106	267,000
Milbon Co., Ltd. (b)	11,200	305,934
Minebea Co., Ltd.	16,000	240,744
MISUMI Group, Inc.	16,157	537,691
Mitsubishi Corp.	77,738	1,437,467
Mitsubishi Electric Corp.	115,550	1,393,597
Mitsubishi Estate Co., Ltd.	56,925	1,213,327
Mitsubishi Gas Chemical Co., Inc.	15,000	75,941
Mitsubishi Heavy Industries, Ltd.	190,101	1,062,010
Mitsubishi Logistics Corp.	9,000	132,791
Mitsubishi Motors Corp.	39,600	366,621
Mitsubishi UFJ Financial Group, Inc.	596,924	3,308,361
Mitsui & Co., Ltd.	94,126	1,272,991
Mitsui Chemicals, Inc. (b)	102,550	294,234
Mitsui Fudosan Co., Ltd.	33,000	895,909
Mitsui OSK Lines, Ltd.	109,550	328,024
Mizuho Financial Group, Inc.	1,024,300	1,730,020
Mori Hills REIT Investment Corp.	60	86,275
MS&AD Insurance Group Holdings, Inc.	26,799	643,851
Murata Manufacturing Co., Ltd.	11,900	1,315,109
Nabtesco Corp.	5,200	127,468
Nachi-Fujikoshi Corp.	15,000	93,332
NEC Corp.	94,000	276,759
NGK Insulators, Ltd.	12,000	249,618
NGK Spark Plug Co., Ltd. (b)	6,000	183,911
NHK Spring Co., Ltd.	9,400	82,792
Nidec Corp. (b)	12,400	811,980
Nikon Corp. (b)	26,200	350,513
Nintendo Co., Ltd.	4,900	515,155
Nippon Accommodations Fund, Inc.	11	43,534
Nippon Building Fund, Inc.	38	191,434
Nippon Paint Holdings Co., Ltd. (b)	9,000	264,231

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Nippon Paper Industries Co., Ltd. (b)	4,200	$60,813
Nippon Prologis REIT, Inc.	10	21,736
Nippon Steel & Sumitomo Metal Corp.	431,101	1,081,932
Nippon Suisan Kaisha, Ltd. (a)	83,800	263,502
Nippon Telegraph & Telephone Corp.	13,600	704,530
Nippon Yusen K.K.	132,550	378,098
Nissan Motor Co., Ltd.	105,941	933,981
Nissei ASB Machine Co., Ltd.	4,300	107,594
Nitori Holding Co., Ltd.	1,700	91,880
Nitto Denko Corp.	8,500	480,174
Nomura Holdings, Inc.	171,585	987,764
Nomura Real Estate Residential Fund, Inc.	16	96,351
Nomura Research Institute, Ltd.	3,000	92,706
NSK, Ltd.	17,000	204,462
NTT Data Corp. (b)	9,900	372,814
NTT DoCoMo, Inc.	77,600	1,144,308
Obayashi Corp. (b)	80,550	526,049
OJI Paper Co., Ltd.	23,000	83,064
Oki Electric Industry Co., Ltd.	36,000	69,661
Olympus Corp. (a)	14,100	502,164
Omron Corp.	8,400	381,834
Ono Pharmaceutical Co., Ltd.	4,700	420,626
Oriental Land Co., Ltd.	2,800	648,067
ORIX Corp.	52,900	672,198
Orix JREIT, Inc.	72	101,369
Osaka Gas Co., Ltd.	41,000	154,227
Otsuka Holdings Co., Ltd. (b)	16,300	491,739
Panasonic Corp.	106,250	1,264,596
Pigeon Corp.	3,100	182,543
Rakuten, Inc. (a)(b)	28,600	401,347
Raysum Co., Ltd. (a)	3,300	32,341
Renesas Electronics Corp. (a)	9,600	65,898
Resona Holdings, Inc.	39,800	203,125
Ricoh Co., Ltd.	24,800	254,216
Ringer Hut Co., Ltd. (b)	27,400	444,269
Riso Kyoiku Co., Ltd. (a)(b)	18,806	37,645
Rock Field Co., Ltd. (b)	11,800	192,016
Rohm Co., Ltd.	5,700	349,906
Rohto Pharmaceutical Co., Ltd.	5,901	74,073
Ryohin Keikaku Co., Ltd.	1,000	124,109
Sankyo Seiko Co., Ltd.	48,300	190,952
Sanrio Co., Ltd. (b)	3,900	97,585
Sawai Pharmaceutical Co., Ltd.	1,600	92,614
SBI Holdings, Inc.	8,200	90,689
Secom Co., Ltd.	13,448	778,985
Sega Sammy Holdings, Inc. (b)	5,300	68,784
Seiko Epson Corp. (b)	8,600	365,103
Seino Holdings Co., Ltd.	8,000	81,271
Sekisui Chemical Co., Ltd.	17,000	206,306
Sekisui House SI Residential Investment Corp. (b)	145	164,719
Sekisui House, Ltd.	7,600	100,598
Seria Co., Ltd.	1,900	63,389
Seven & i Holdings Co., Ltd.	39,628	1,440,582
Sharp Corp. (a)(b)	71,000	158,706
Shikoku Electric Power Co., Inc. (a)	8,400	102,640
Shimano, Inc.	2,500	326,327
Shimizu Corp.	83,513	573,262
Shin-Etsu Chemical Co., Ltd.	21,117	1,385,432
Shinsei Bank, Ltd.	73,000	128,471
Shiseido Co., Ltd. (b)	9,600	135,559
SMC Corp.	2,200	586,630
SMS Co., Ltd.	8,100	86,813
Softbank Corp.	41,736	2,509,834
Sompo Japan Nipponkoa Holdings, Inc.	27,200	692,166
Sony Corp.	44,020	907,790
Square Enix Holdings Co., Ltd.	3,400	71,122
Stanley Electric Co., Ltd. (b)	22,573	493,275
Start Today Co., Ltd.	2,700	56,930
Starts Proceed Investment Corp.	51	89,626
Sumitomo Chemical Co., Ltd.	132,550	529,559
Sumitomo Corp.	71,275	738,342
Sumitomo Dainippon Pharma Co., Ltd. (b)	5,300	51,764
Sumitomo Electric Industries, Ltd.	52,720	665,293
Sumitomo Heavy Industries, Ltd.	24,000	130,714
Sumitomo Metal Mining Co., Ltd.	5,000	75,483
Sumitomo Mitsui Financial Group, Inc.	58,700	2,141,978
Sumitomo Mitsui Trust Holdings, Inc.	224,550	867,522
Sumitomo Precision Products Co., Ltd. (b)	46,000	192,218
Sumitomo Realty & Development Co., Ltd.	20,000	689,186
Sun Corp.	3,000	47,692
Sun Frontier Fudousan Co., Ltd. (b)	3,100	28,881
Suruga Bank, Ltd.	8,000	148,330
Suzuki Motor Corp.	12,800	388,607
Sysmex Corp.	5,800	260,745
T&D Holdings, Inc.	40,000	486,426
Tadano, Ltd.	6,000	75,166
Taiheiyo Cement Corp.	23,000	72,705
Taisei Corp. (b)	77,438	443,721
Taiyo Yuden Co., Ltd.	18,500	218,954
Takeda Pharmaceutical Co., Ltd.	36,365	1,515,474
Takeuchi Manufacturing Co., Ltd.	5,500	231,202
TDK Corp.	10,355	618,389
Teijin, Ltd.	136,550	365,591
Temp Holdings Co., Ltd.	2,700	85,687
Terumo Corp.	26,800	616,269
The Akita Bank, Ltd. (b)	132,550	368,148
The Aomori Bank, Ltd.	10,101	29,403
The Awa Bank, Ltd.	11,550	62,328
The Bank of Iwate, Ltd.	9,655	418,750
The Bank of Okinawa, Ltd. (b)	11,155	456,825
The Bank of Yokohama, Ltd.	132,550	726,678
The Chiba Bank, Ltd.	128,550	851,317
The Chugoku Electric Power Co., Inc.	6,100	80,387
The Dai-ichi Life Insurance Co., Ltd.	25,000	383,878
The Daisan Bank, Ltd.	349,651	586,178
The Daishi Bank, Ltd.	135,176	452,109
The Eighteenth Bank, Ltd.	8,251	23,261
The Higo Bank, Ltd.	116,550	624,089
The Hokkoku Bank, Ltd.	132,550	428,954
The Hyakugo Bank, Ltd.	132,550	550,564
The Kansai Electric Power Co., Inc. (a)	48,800	467,262
The Kiyo Bank, Ltd.	29,800	381,525
The Musashino Bank, Ltd.	13,255	446,090

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The Nanto Bank, Ltd.	130,550	$452,970
The Ogaki Kyoritsu Bank, Ltd.	132,550	402,420
The San-In Godo Bank, Ltd.	7,550	57,241
The Shiga Bank, Ltd.	117,550	632,385
The Shikoku Bank, Ltd. (b)	260,101	548,860
The Toho Bank, Ltd.	12,101	40,978
The Tokyo Electric Power Co., Inc. (a)	53,375	219,029
The Yamagata Bank, Ltd. (b)	119,176	521,852
The Yamanashi Chuo Bank, Ltd.	113,550	462,174
THK Co., Ltd.	5,400	131,785
Tohoku Electric Power Co., Inc.	41,900	491,358
Tokio Marine Holdings, Inc.	39,765	1,304,605
Tokyo Dome Corp.	71,000	315,042
Tokyo Electron, Ltd.	9,755	750,247
Tokyo Gas Co., Ltd.	134,475	731,400
Tokyo Tatemono Co., Ltd.	16,000	117,570
Tokyu Corp.	119,550	746,845
Tokyu Fudosan Holdings Corp.	17,600	123,455
Toray Industries, Inc.	114,550	925,037
Toshiba Corp.	222,513	950,963
TOTO, Ltd.	8,000	93,949
Toyo Suisan Kaisha, Ltd. (b)	3,000	97,585
Toyo Tire & Rubber Co., Ltd. (b)	7,400	147,266
Toyota Industries Corp.	2,300	119,129
Toyota Motor Corp.	115,888	7,305,405
Toyota Tsusho Corp.	7,500	176,592
Trend Micro, Inc. (a)(b)	4,500	125,360
Unicharm Corp.	15,900	386,178
United Urban Investment Corp.	55	86,655
Usen Corp. (a)	31,130	87,240
USS Co., Ltd.	43,010	667,598
ValueCommerce Co., Ltd.	4,400	22,680
Warabeya Nichiyo Co., Ltd.	13,500	228,575
West Japan Railway Co.	7,400	352,548
Yahoo! Japan Corp. (b)	45,500	165,082
Yakult Honsha Co., Ltd. (b)	4,200	223,496
Yamada Denki Co., Ltd. (b)	70,580	239,005
Yamaha Corp.	9,100	136,240
Yamaha Motor Co., Ltd. (b)	10,200	207,752
Yamato Holdings Co., Ltd. (b)	14,100	281,600
Yaskawa Electric Corp. (b)	9,000	116,502
Yokogawa Electric Corp. (b)	8,700	96,727
Zenrin Co., Ltd.	25,300	292,049

		146,823,652

LUXEMBOURG — 0.2%
ArcelorMittal (b)	32,900	361,799
COLT Group SA (a)	51,763	108,153
SES SA	13,589	488,615
Tenaris SA (b)	15,119	227,953

		1,186,520

MACAU — 0.0% (e)
MGM China Holdings, Ltd.	21,600	54,927

NETHERLANDS — 2.8%
Aegon NV	110,966	840,424
AerCap Holdings NV (a)	3,299	128,067
Airbus Group NV	25,205	1,261,147
Akzo Nobel NV	13,770	960,587
ASML Holding NV	20,850	2,258,044
CNH Industrial NV	40,213	326,020
Constellium NV (Class A) (a)(b)	3,271	53,743
Fiat Chrysler Automobiles NV (a)(b)	43,138	501,112
Fugro NV	5,366	112,071
Gemalto NV (b)	2,902	238,541
Heineken NV	16,453	1,173,633
ING Groep NV (a)	176,582	2,314,079
Koninklijke Ahold NV	60,297	1,076,560
Koninklijke DSM NV	10,875	666,387
Koninklijke KPN NV	184,728	587,437
Koninklijke Philips NV	50,044	1,462,421
Mota-Engil Africa NV (a)	6,024	52,177
NXP Semiconductor NV (a)	13,857	1,058,675
OCI NV (a)(b)	1,606	56,143
PostNL NV (a)	31,800	119,287
Randstad Holding NV	2,590	125,549
Reed Elsevier NV	9,609	230,687
SBM Offshore NV (a)(b)	16,793	198,754
TNT Express NV	27,701	185,732
Unilever NV	79,223	3,128,995
Wolters Kluwer NV	27,159	833,096

		19,949,368

NEW ZEALAND — 0.2%
a2 Milk Co., Ltd. (a)(b)	114,145	51,745
Air New Zealand, Ltd.	50,576	97,640
Auckland International Airport, Ltd.	21,214	70,137
DNZ Property Fund, Ltd.	61,750	92,184
Fisher & Paykel Healthcare Corp., Ltd.	98,002	478,740
Fletcher Building, Ltd.	14,343	93,047
Goodman Property Trust	93,625	83,422
Infratil, Ltd.	40,010	93,815
Kiwi Income Property Group, Ltd.	83,709	81,129
Property for Industry, Ltd.	91,727	108,616
Steel & Tube Holdings, Ltd.	59,764	135,931
Vital Healthcare Property Trust	80,053	98,234
Xero, Ltd. (a)(b)	4,324	54,581

		1,539,221

NORWAY — 0.7%
Akastor ASA (b)	5,594	16,116
Aker Solutions ASA (a)	5,594	31,001
DnB ASA	48,457	715,459
DNO ASA (a)(b)	32,142	68,506
Norsk Hydro ASA	81,257	459,956
Opera Software ASA (b)	11,194	141,837
Orkla ASA	77,843	531,063
REC Silicon ASA (a)(b)	121,636	28,943
Schibsted ASA (b)	2,816	177,917
Seadrill, Ltd. (b)	7,881	90,871
Statoil ASA	54,933	961,275
Storebrand ASA (a)	45,054	175,468
Telenor ASA	41,294	834,411
TGS Nopec Geophysical Co. ASA (b)	4,571	98,583
Yara International ASA	13,610	605,934

		4,937,340

PORTUGAL — 0.1%
Banco Comercial Portugues SA (a)	1,831,817	145,630
EDP — Energias de Portugal SA	138,398	538,914
Mota-Engil SGPS SA	21,668	69,770
NOS SGPS	51,758	327,929
Portugal Telecom SGPS SA (b)	59,865	62,588

		1,144,831

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 1.3%
AIMS AMP Capital Industrial REIT	117,998	$126,003
Ascendas Hospitality Trust	167,000	85,699
Ascendas REIT	524,000	941,152
Cache Logistics Trust	135,000	118,180
CapitaLand, Ltd.	262,000	654,456
China New Town Development Co., Ltd. (a)	1,603,000	64,115
City Developments, Ltd. (b)	122,000	945,544
Cosco Corp. Singapore, Ltd. (b)	535,000	226,096
Croesus Retail Trust (b)	232,000	161,950
DBS Group Holdings, Ltd.	17,576	273,236
Flextronics International, Ltd. (a)	55,272	617,941
Genting Singapore PLC (b)	532,400	433,924
Global Logistic Properties, Ltd.	72,000	134,752
IGG, Inc. (b)	60,000	21,354
Jardine Cycle & Carriage, Ltd.	3,000	96,446
Keppel Corp., Ltd.	138,975	928,178
Keppel REIT	34,313	31,592
Lippo Malls Indonesia Retail Trust	787,000	201,932
Oxley Holdings, Ltd.	161,000	62,573
SembCorp Industries, Ltd.	35,000	117,538
Singapore Airlines, Ltd.	19,000	166,327
Singapore Exchange, Ltd.	131,000	772,100
Singapore Telecommunications, Ltd.	137,000	403,215
Sino Grandness Food Industry Group, Ltd. (a)(b)	204,000	69,278
Soilbuild Business Space REIT	204,000	121,621
Tiger Airways Holdings, Ltd. (a)(b)	541,849	108,362
United Overseas Bank, Ltd.	20,512	379,714
UOL Group, Ltd.	161,659	849,103
Wilmar International, Ltd.	130,000	317,863

		9,430,244

SOUTH KOREA — 4.0%
Amorepacific Corp. (a)	109	220,152
Asiana Airlines, Inc. (a)	32,988	213,988
Bioland, Ltd. (a)	11,467	211,782
BS Financial Group, Inc. (a)	11,006	145,191
Celltrion, Inc. (a)(b)	3,472	122,720
CJ CGV Co., Ltd. (a)	4,826	237,096
Coway Co., Ltd. (a)	1,680	128,696
Credu Corp. (a)	5,679	264,536
Crown Confectionery Co., Ltd. (a)	652	112,409
Dae Han Flour Mills Co., Ltd. (a)	1,825	258,188
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	3,884	65,902
Digitech Systems Co., Ltd. (a)(f)	19,094	0
Dongkuk Industries Co., Ltd. (a)	65,756	253,656
Dongwon F&B Co., Ltd. (a)	954	253,006
Dongwon Industries Co., Ltd. (a)(b)	1,062	300,489
Dongyang Mechatronics Corp. (a)(d)	15,497	106,589
E-Mart Co., Ltd. (a)	733	135,376
Genic Co., Ltd. (a)	6,163	123,916
GS Home Shopping, Inc. (a)	953	192,482
Haesung Industrial Co., Ltd. (a)	2,966	56,533
Hana Financial Group, Inc.	10,708	311,746
Hana Tour Service, Inc.	3,296	233,597
Hancom, Inc. (a)(b)	7,810	143,531
Hankook Shell Oil Co., Ltd.	385	142,385
Hankook Tire Co., Ltd. (a)	1,776	85,152
Hanssem Co., Ltd. (a)	1,961	204,280
Harim Co., Ltd. (a)(b)	29,222	112,725
Hotel Shilla Co., Ltd. (a)	3,932	326,966
Huons Co., Ltd.	3,960	195,631
Hyundai Elevator Co., Ltd. (a)	2,204	116,501
Hyundai Engineering Plastics Co., Ltd. (a)	46,009	298,871
Hyundai Glovis Co., Ltd. (a)	638	169,201
Hyundai Heavy Industries Co., Ltd. (a)	1,649	172,529
Hyundai Hy Communications & Networks Co., Ltd. (a)	46,376	187,124
Hyundai Mobis Co., Ltd. (a)	2,487	533,987
Hyundai Motor Co. (a)	3,460	531,993
Hyundai Motor Co. Preference Shares (a)	1,071	130,568
Hyundai Securities Co., Ltd. (a)(b)	50,733	319,404
Hyundai Steel Co. (a)	2,204	127,329
INFINITT Co., Ltd. (a)	15,964	105,153
Infraware, Inc. (a)	10,978	71,113
Interpark Corp. (a)	10,431	87,309
Jenax, Inc. (a)(b)	17,167	140,566
JoyCity Corp. (a)(b)	3,711	68,200
Kangwon Land, Inc. (a)	3,855	106,621
KB Capital Co., Ltd. (a)	4,788	90,389
KB Financial Group, Inc. (a)	13,931	458,177
KCC Corp.	185	87,522
Kia Motors Corp. (a)	9,080	432,047
KIWOOM Securities Co., Ltd. (a)	7,193	301,685
Koh Young Technology, Inc. (a)	12,066	469,840
Korea Electric Power Corp. ADR (a)	30,360	587,770
Korea Zinc Co., Ltd. (a)	625	229,439
Korean Air Lines Co., Ltd. (a)	2,442	105,420
KT Corp. ADR (a)	28,529	402,830
KT&G Corp. (a)	4,415	305,674
Ktis Corp. (a)	26,331	82,767
KyungDong City Gas Co., Ltd. (a)	1,690	170,668
LG Chem, Ltd. (a)	874	143,924
LG Chem, Ltd. Preference Shares (a)	795	101,983
LG Display Co., Ltd. ADR (a)(b)	39,671	601,016
LG Electronics, Inc. (a)	5,194	279,275
LG Household & Health Care, Ltd. (a)	421	238,624
LG Uplus Corp. (a)	9,788	102,408
Lotte Chemical Corp. (a)	598	87,049
Lotte Food Co., Ltd. (a)	398	210,017
Lotte Shopping Co., Ltd. (a)	232	57,623
Medy-Tox, Inc.	740	215,439
Modetour Network, Inc. (a)	11,166	245,842
Muhak Co., Ltd. (a)	9,691	331,071
NAVER Corp. (a)	1,313	850,526
NCSoft Corp.	703	116,405
Nexon GT Co., Ltd. (a)	9,360	108,575
NHN Entertainment Corp. (a)(b)	426	33,913
OCI Co., Ltd. (a)	644	46,052
Orion Corp. (a)	131	120,971
Ottogi Corp. (a)	339	149,892
POSCO ADR	19,503	1,244,486
S1 Corp. (a)	1,606	104,032
Sajo Industries Co., Ltd. (a)(b)	6,278	227,325
Samchuly Bicycle Co., Ltd. (a)	6,623	115,088
Samsung C&T Corp. (a)	3,814	213,402
Samsung Electronics Co., Ltd. GDR	11,275	6,821,375
Samsung Engineering Co., Ltd. (a)	1,341	46,239

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Samsung Fire & Marine Insurance Co., Ltd. (a)	1,143	$293,770
Samsung Heavy Industries Co., Ltd. (a)	6,382	115,836
Samsung Life Insurance Co., Ltd. (a)	3,349	354,964
Samsung SDI Co., Ltd. (a)	1,301	137,302
Shinhan Financial Group Co., Ltd. (a)	17,294	699,375
Shinsegae Food Co., Ltd. (a)	2,392	231,768
SK C&C Co., Ltd. (a)	689	133,832
SK Hynix, Inc. (a)	21,271	924,069
SK Innovation Co., Ltd. (a)	4,970	384,795
SK Telecom Co., Ltd. ADR	23,780	642,298
SNU Precision Co., Ltd. (a)	11,611	48,381
Woori Bank (a)	7,652	69,617

		28,897,976

SPAIN — 2.7%
Abengoa SA (b)	14,210	36,505
Abertis Infraestructuras SA	18,033	358,516
Acciona SA (a)(b)	3,284	223,328
Acerinox SA	26,645	403,184
ACS, Actividades de Construccion y Servicios SA	16,269	570,312
Amadeus IT Holding SA (Class A)	11,582	463,680
Atresmedia Corp. de Medios de Comunicaion SA	9,260	130,427
Banco Bilbao Vizcaya Argentaria SA	192,908	1,833,346
Banco de Sabadell SA (b)	142,921	381,336
Banco Popular Espanol SA (b)	73,500	369,985
Banco Santander SA	405,915	3,436,274
Bankia SA (a)	121,102	181,416
Bankinter SA	33,256	269,658
CaixaBank SA	40,367	213,019
Distribuidora Internacional de Alimentacion SA	31,106	211,799
Ebro Puleva SA	4,174	69,246
Enagas SA	31,064	984,268
Faes Farma SA	95,395	197,967
Ferrovial SA (b)	42,312	840,953
Gamesa Corp. Tecnologica SA (a)	24,245	221,763
Gas Natural SDG SA	3,771	94,958
Grifols SA	8,303	332,758
Iberdrola SA	257,975	1,747,175
Inditex SA	31,833	913,105
Indra Sistemas SA	20,270	197,939
International Consolidated Airlines Group SA (a)	27,341	207,231
Let’s GOWEX SA (a)(b)(f)	4,019	0
Mediaset Espana Comunicacion SA (a)	38,803	490,430
NH Hotel Group SA (a)	34,456	165,732
Red Electrica Corp. SA	11,937	1,057,472
Repsol SA (b)	48,628	914,704
Sacyr SA (a)	19,776	68,511
Telefonica SA	140,790	2,030,727
Zeltia SA (a)	42,795	138,264

		19,755,988

SWEDEN — 2.6%
AddTech AB (Class B)	7,952	107,930
Alfa Laval AB	33,756	639,481
Assa Abloy AB (Class B)	23,738	1,257,819
Atlas Copco AB (Class A)	26,450	737,927
Atlas Copco AB (Class B)	16,194	415,594
Axis Communications AB (b)	2,377	60,607
Bilia AB (Class A)	3,046	92,412
BillerudKorsnas AB	7,198	103,443
Boliden AB	30,484	488,710
CDON Group AB (a)(c)	31,350	70,083
CDON Group AB (a)(c)	14,946	33,603
Concentric AB	6,691	79,489
Electrolux AB (Series B)	19,571	572,011
Elekta AB (Class B)	10,578	107,695
Eniro AB (a)(b)	12,881	11,897
Getinge AB (Class B)	3,600	81,765
Hennes & Mauritz AB (Class B)	41,322	1,718,704
Hexagon AB, (Class B)	8,172	252,627
Hexpol AB	1,268	119,296
Investor AB (Class B)	15,047	547,234
JM AB	3,355	106,715
Kinnevik Investment AB (Class B)	13,075	426,411
KNOW IT AB	15,521	109,048
Lagercrantz AB (Class B)	6,885	122,691
Lundin Petroleum AB (a)(b)	9,235	132,599
Meda AB (Class A) (b)	8,913	128,089
Net Entertainment NE AB (Class B) (a)	9,592	322,255
Nibe Industrier AB (Class B) (b)	3,339	85,690
Nordea Bank AB	101,687	1,180,768
Opus Group AB (b)	53,989	62,760
Orexo AB (a)(b)	4,469	77,354
Saab AB	4,044	104,506
Sandvik AB	62,371	608,711
Securitas AB (Class B)	55,600	670,829
Skandinaviska Enskilda Banken AB (Class A)	39,061	496,730
Skanska AB (Class B)	47,133	1,010,907
SKF AB (Class A)	10,639	223,156
Svenska Cellulosa AB (Class B)	19,975	430,975
Svenska Handelsbanken AB (Class A)	8,385	392,673
Swedbank AB (Class A)	25,668	641,024
Swedish Match AB	6,410	200,449
Swedish Orphan Biovitrum AB (a)	8,930	90,518
Tele2 AB (Class B)	31,624	383,572
Telefonaktiebolaget LM Ericsson (Class B)	153,049	1,844,623
TeliaSonera AB	102,700	661,205
Tethys Oil AB (a)	12,503	97,427
Volvo AB (Class A) (b)	91,169	994,582

		19,104,594

SWITZERLAND — 7.6%
ABB, Ltd. (a)	110,257	2,345,728
Actelion, Ltd. (a)	4,350	504,760
Adecco SA (a)	12,141	841,250
Aryzta AG (a)	1,521	117,789
Cie Financiere Richemont SA	16,931	1,513,081
Clariant AG (a)	38,225	643,206
Coca-Cola HBC AG (a)	7,049	134,971
Comet Holding AG (a)	209	135,877
Credit Suisse Group AG (a)	51,573	1,301,717
Geberit AG	3,747	1,276,088
Givaudan SA (a)	187	337,434
Holcim, Ltd. (a)	14,360	1,031,134
Julius Baer Group, Ltd. (a)	13,344	615,195

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Kuehne + Nagel International AG	4,890	$665,845
Leonteq AG (a)	929	224,385
Lindt & Spruengli AG	2	115,051
Logitech International SA (b)	6,808	92,153
Lonza Group AG (a)	6,058	684,051
Meyer Burger Technology AG (a)(b)	5,056	32,820
Nestle SA	137,011	10,058,826
Novartis AG	119,291	11,086,926
Partners Group Holding AG	447	130,233
PSP Swiss Property AG (a)	10,508	907,348
Roche Holding AG	31,978	8,686,018
SGS SA	457	940,537
Sonova Holding AG	616	91,069
STMicroelectronics NV	33,101	248,134
Sulzer AG	3,404	363,130
Swiss Life Holding AG (a)	3,440	818,413
Swiss Re AG (a)	7,122	599,563
Syngenta AG	4,699	1,513,289
Temenos Group AG (a)	3,904	139,478
The Swatch Group AG	2,383	1,065,293
U-Blox AG (a)	736	101,773
UBS Group AG (a)	159,503	2,743,326
Youlchon Chemical Co., Ltd. (a)	9,778	102,748
Zurich Insurance Group AG (a)	6,883	2,159,142

		54,367,781

UNITED KINGDOM — 17.4%
3i Group PLC	83,897	588,935
Aberdeen Asset Management PLC	45,296	305,253
Afren PLC (a)	53,489	39,433
Aggreko PLC	8,784	205,995
Amec Foster Wheeler PLC	36,869	490,373
Anglo American PLC	62,831	1,176,121
Antofagasta PLC	13,867	162,706
ARM Holdings PLC	52,334	811,938
Ashtead Group PLC	17,723	318,350
Associated British Foods PLC	11,032	542,368
AstraZeneca PLC	54,859	3,896,724
Aviva PLC	137,026	1,035,172
Avon Rubber PLC	18,569	221,496
Babcock International Group PLC	20,933	345,329
BAE Systems PLC	176,818	1,301,320
Balfour Beatty PLC	108,539	358,788
Barclays PLC	675,770	2,565,746
Barratt Developments PLC	65,064	477,834
BBA Aviation PLC	21,600	121,247
Bellway PLC	4,109	124,231
Berkeley Group Holdings PLC	4,297	166,162
BG Group PLC	147,694	1,992,025
BHP Billiton PLC	76,358	1,653,165
Big Yellow Group PLC	11,262	106,766
BP PLC	812,901	5,209,490
British American Tobacco PLC	78,669	4,293,262
Britvic PLC	8,726	91,773
BT Group PLC	381,410	2,387,775
BTG PLC (a)	15,270	189,288
Bunzl PLC	5,883	161,813
Burberry Group PLC	22,179	565,771
Cable & Wireless Communications PLC	182,759	141,458
Cairn Energy PLC (a)	17,680	49,208
Capita PLC	37,674	635,014
Carnival PLC	12,838	584,315
Centamin PLC	91,941	84,438
Centrica PLC	244,531	1,063,785
Cobham PLC	33,652	169,956
Compass Group PLC	70,277	1,206,469
Croda International PLC	3,040	126,182
CSR PLC	7,761	103,587
Daily Mail & General Trust PLC	9,183	118,057
Darty PLC	36,108	38,566
Diageo PLC	109,775	3,164,016
Direct Line Insurance Group PLC	63,116	286,679
Dixons Carphone PLC	12,319	88,820
Drax Group PLC	15,528	111,521
DS Smith PLC	22,287	111,898
easyJet PLC	10,139	264,172
Experian PLC	44,793	759,897
FirstGroup PLC (a)	139,807	232,600
Foxtons Group PLC	14,725	36,793
Fresnillo PLC (b)	7,994	95,479
Friends Life Group, Ltd.	92,832	530,068
G4S PLC	146,509	634,846
GKN PLC	69,321	371,825
GlaxoSmithKline PLC	210,295	4,511,938
Glencore PLC (a)	461,694	2,151,050
Hammerson PLC	29,985	282,862
Hansteen Holdings PLC (b)	53,488	89,740
Hargreaves Lansdown PLC	7,943	125,337
Hays PLC	247,893	562,784
Henderson Group PLC	43,643	145,628
Hikma Pharmaceuticals PLC	5,622	173,481
Homeserve PLC	17,420	91,428
Howden Joinery Group PLC	23,999	150,804
HSBC Holdings PLC	810,481	7,691,137
ICAP PLC	64,510	455,057
IMI PLC	9,328	183,699
Imperial Tobacco Group PLC	49,055	2,169,228
Indivior PLC (a)	32,248	75,122
Informa PLC	25,168	184,757
Inmarsat PLC	12,385	154,394
InterContinental Hotels Group PLC	10,498	424,776
International Personal Finance PLC	13,542	94,935
Intertek Group PLC	6,768	246,307
IP Group PLC (a)	27,940	89,309
ITV PLC	99,452	333,712
J Sainsbury PLC (b)	98,809	380,086
Jazztel PLC (a)	9,932	150,829
John Wood Group PLC	14,288	132,892
Johnson Matthey PLC	4,599	243,599
Keller Group PLC	4,052	55,599
Kingfisher PLC	157,012	833,615
Land Securities Group PLC	52,756	951,746
Legal & General Group PLC	358,253	1,388,694
Lloyds Banking Group PLC (a)	2,202,247	2,603,548
London Stock Exchange Group PLC	9,658	334,466
Lonmin PLC (a)(b)	13,580	37,648
Man Group PLC	110,489	276,509
Marks & Spencer Group PLC	100,679	751,638
Meggitt PLC	25,326	204,951
Mondi PLC	29,247	478,836
Mucklow A & J Group PLC	9,201	64,829
National Grid PLC	167,934	2,404,055

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Next PLC	8,576	$911,979
Ocado Group PLC (a)(b)	16,005	99,823
Old Mutual PLC	302,154	897,510
Ophir Energy PLC (a)	23,741	52,381
Pace PLC	14,071	76,154
Pearson PLC	47,812	887,155
Persimmon PLC (a)	21,291	523,864
Petrofac, Ltd.	9,581	105,022
Provident Financial PLC	2,657	101,999
Prudential PLC	124,913	2,905,977
Randgold Resources, Ltd.	6,819	465,705
Reckitt Benckiser Group PLC	32,995	2,680,412
Reed Elsevier PLC	49,027	840,899
Rentokil Initial PLC	278,472	526,694
Rexam PLC	29,536	208,993
Rightmove PLC	4,116	144,274
Rio Tinto PLC	55,530	2,597,555
Rolls-Royce Holdings PLC (a)	87,374	1,185,270
Royal Bank of Scotland Group PLC (a)	70,459	433,300
Royal Dutch Shell PLC (Class A)	162,726	5,464,086
Royal Dutch Shell PLC (Class B)	102,411	3,565,751
Royal Mail PLC	18,337	122,917
RSA Insurance Group PLC (a)	59,228	401,728
SABMiller PLC	44,672	2,341,098
Serco Group PLC (b)	36,274	90,892
Severn Trent PLC	5,055	158,113
Shire PLC	27,888	1,971,146
Sky PLC	53,491	749,819
Smith & Nephew PLC	38,347	710,336
Smiths Group PLC	39,471	675,766
Sports Direct International PLC (a)	6,282	69,644
SSE PLC	52,950	1,339,160
Standard Chartered PLC	87,373	1,311,956
Standard Life PLC	165,744	1,034,004
TalkTalk Telecom Group PLC (b)	17,423	82,614
Tate & Lyle PLC	36,501	343,193
Taylor Wimpey PLC	98,703	212,078
Telecom Plus PLC	2,517	49,529
Tesco PLC	380,594	1,121,604
The British Land Co. PLC	68,836	833,974
The Sage Group PLC	99,355	721,459
The Weir Group PLC	4,437	128,059
Thomas Cook Group PLC (a)	42,964	85,682
Travis Perkins PLC	6,409	185,574
Trinity Mirror PLC (a)	18,932	48,043
Tullow Oil PLC	49,516	319,563
Unilever PLC	58,771	2,408,264
United Utilities Group PLC	28,470	406,629
Victrex PLC	3,809	123,654
Vodafone Group PLC	1,152,583	4,001,388
Whitbread PLC	7,567	562,805
William Hill PLC	57,665	325,939
William Morrison Supermarkets PLC (b)	158,040	453,913
Wolseley PLC	14,560	836,821
Workspace Group PLC	9,450	112,722
WPP PLC	79,661	1,670,643
Xaar PLC	7,117	42,780

		125,325,635

TOTAL COMMON STOCKS —
(Cost $702,320,275)		716,874,417

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a)(b)	213,629	18,024
Faes Farma SA (expiring 01/02/15) (a)(b)	93,238	6,995
Repsol SA (expiring 1/8/15) (a)(b)	47,527	26,282

TOTAL RIGHTS —
(Cost $53,536)		51,301

WARRANTS — 0.0% (e)
FRANCE — 0.0% (e)
Peugeot SA (expiring 4/29/17) (a)(b) (Cost $15,679)	13,373	22,800

SHORT TERM INVESTMENTS — 6.6%
UNITED STATES — 6.6%
MONEY MARKET FUNDS — 6.6%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	37,210,205	37,210,205
State Street Institutional Liquid Reserves Fund 0.07% (h)(i)	10,247,234	10,247,234

TOTAL SHORT TERM INVESTMENT —
(Cost $47,457,439)		47,457,439

TOTAL INVESTMENTS — 106.3%
(Cost $749,846,929)		764,405,957
OTHER ASSETS & LIABILITIES — (6.3)%		(45,314,320)

NET ASSETS — 100.0%		$719,091,637

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	13.9%
Pharmaceuticals	7.9
Oil, Gas & Consumable Fuels	6.6
Insurance	5.9
Metals & Mining	4.0
Automobiles	3.6
Food Products	3.5
Chemicals	3.0
Real Estate Management & Development	2.5
Diversified Telecommunication Services	2.3
Machinery	2.2
Beverages	1.9
Food & Staples Retailing	1.9
Capital Markets	1.8
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.8
Wireless Telecommunication Services	1.7
Technology Hardware, Storage & Peripherals	1.6
Road & Rail	1.6
Industrial Conglomerates	1.6
Media	1.5
Auto Components	1.5
Textiles, Apparel & Luxury Goods	1.5
Trading Companies & Distributors	1.4
Electronic Equipment, Instruments & Components	1.3
Real Estate Investment Trusts	1.2
Tobacco	1.2
Construction & Engineering	1.2
Electrical Equipment	1.1
Semiconductors & Semiconductor Equipment	1.1
Multi-Utilities	1.1
Aerospace & Defense	0.9
Household Durables	0.9
Commercial Services & Supplies	0.9
Building Products	0.9
Specialty Retail	0.8
Health Care Equipment & Supplies	0.8
Household Products	0.8
Diversified Financial Services	0.8
Health Care Providers & Services	0.7
Software	0.6
IT Services	0.6
Communications Equipment	0.6
Professional Services	0.5
Personal Products	0.5
Multiline Retail	0.5
Marine	0.5
Construction Materials	0.4
Biotechnology	0.4
Energy Equipment & Services	0.4
Gas Utilities	0.3
Air Freight & Logistics	0.3
Transportation Infrastructure	0.3
Paper & Forest Products	0.2
Airlines	0.1
Internet Software & Services	0.1
Containers & Packaging	0.1
Leisure Products	0.1
Internet & Catalog Retail	0.1
Consumer Finance	0.1
Independent Power and Renewable Electricity Producers	0.1
Water Utilities	0.1
Diversified Consumer Services	0.1
Thrifts & Mortgage Finance	0.0	***
Distributors	0.0	***
Health Care Technology	0.0	***
Life Sciences Tools & Services	0.0	***
Short Term Investments	6.6
Other Assets & Liabilities	(6.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Dongyang Mechatronics Corp., which was Level 2 and part of the Auto Components Industry, representing 0.01% of net assets, Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Banks Industry, Let’s GOWEX SA, which was Level 3 and part of the Diversified Telecommunication Services Industry, and Digitech Systems Co., Ltd., which was Level 3 and part of the Electronic Equipment, Instruments & Components Industry, each representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 6.8%
Acrux, Ltd. (a)	208,821	$54,368
Adelaide Brighton, Ltd.	2,745	8,020
Ainsworth Game Technology, Ltd.	60,257	116,375
ALE Property Group	70,766	194,582
Amalgamated Holdings, Ltd.	47,185	413,940
Amcom Telecommunications, Ltd.	129,244	309,897
Antares Energy, Ltd. (a)(b)	147,672	23,565
APN News & Media, Ltd. (b)	253,436	173,178
ARB Corp., Ltd. (a)	15,052	140,053
Ardent Leisure Group	213,485	510,140
Arrium, Ltd.	1,718,667	302,391
Asaleo Care, Ltd. (b)	175,678	238,652
Aspen Group	32,256	32,336
Astro Japan Property Group	30,260	125,797
Atlas Iron, Ltd. (a)	424,808	57,361
Ausdrill, Ltd.	54,035	17,246
Austal, Ltd. (b)	65,834	81,082
Austbrokers Holdings, Ltd.	23,697	196,833
Austin Engineering, Ltd.	19,951	12,245
Australian Agricultural Co., Ltd. (b)	170,178	206,112
Australian Industrial REIT	39,377	70,571
Australian Pharmaceutical Industries, Ltd.	66,773	46,994
Automotive Holdings Group, Ltd.	61,449	191,593
Aveo Group	168,857	298,478
AWE, Ltd. (b)	266,266	280,000
Base Resources, Ltd. (b)	135,990	21,145
BC Iron, Ltd. (a)	23,187	10,057
Beach Energy, Ltd.	1,092,230	934,049
Beadell Resources, Ltd. (a)(b)	374,989	69,046
Bega Cheese, Ltd.	51,603	217,481
Billabong International, Ltd. (a)(b)	290,033	159,023
Blackmores, Ltd.	3,463	99,727
Boart Longyear, Ltd. (a)(b)	249,466	34,706
Bradken, Ltd.	82,853	320,707
Breville Group, Ltd. (a)	23,664	125,101
Brickworks, Ltd.	15,381	152,429
Buru Energy, Ltd. (a)(b)	79,637	28,349
BWP Trust (a)	149,080	340,379
Cabcharge Australia, Ltd. (a)	54,769	204,828
Cardno, Ltd. (a)	60,261	168,656
Cash Converters International, Ltd.	27,698	22,780
Central Petroleum, Ltd. (a)(b)	144,600	10,768
Charter Hall Group	93,722	346,672
Charter Hall Retail REIT	199,144	671,434
Coalspur Mines, Ltd. (a)(b)	242,811	2,583
Collins Foods, Ltd.	30,806	56,471
Cooper Energy, Ltd. (b)	119,863	30,408
Corporate Travel Management, Ltd.	44,929	358,485
Cover-More Group, Ltd.	130,501	203,445
Credit Corp. Group, Ltd.	7,953	63,586
Cromwell Property Group	422,569	356,184
CSG, Ltd.	78,361	76,311
CSR, Ltd.	300,089	957,754
CuDeco, Ltd. (a)(b)	24,791	39,561
Data#3, Ltd.	51,593	28,077
Decmil Group, Ltd.	30,504	36,571
Domino’s Pizza Enterprises, Ltd.	29,404	606,382
Downer EDI, Ltd.	210,699	813,848
Drillsearch Energy, Ltd. (a)(b)	136,103	90,218
Echo Entertainment Group, Ltd.	3,806	11,804
Emeco Holdings, Ltd. (b)	234,317	27,804
Energy Resources of Australia, Ltd. (b)	48,258	51,340
Energy World Corp., Ltd. (b)	503,270	121,496
ERM Power, Ltd.	36,515	63,350
Evolution Mining, Ltd. (a)	250,976	132,474
Fairfax Media, Ltd.	944,548	676,350
Fleetwood Corp., Ltd. (a)	159,929	222,492
FlexiGroup, Ltd.	99,255	243,676
Folkestone Education Trust	106,293	173,100
G8 Education, Ltd.	146,518	499,996
GDI Property Group	195,413	137,528
Goodman Fielder, Ltd.	1,540,141	806,640
Greencross, Ltd. (a)	45,827	299,645
Greenland Minerals & Energy, Ltd. (b)	150,176	8,971
GUD Holdings, Ltd.	40,979	242,795
GWA Group, Ltd.	73,115	178,304
Hills, Ltd.	62,291	60,151
Horizon Oil, Ltd. (b)	399,825	52,351
Hotel Property Investments	75,141	160,493
Icon Energy, Ltd. (b)	181,652	14,865
iiNET, Ltd.	65,153	419,612
Imdex, Ltd. (b)	73,464	28,857
Independence Group NL	119,951	434,857
Indophil Resources NL (b)	242,312	58,497
Industria REIT	89,109	145,845
Infigen Energy (a)(b)	862,008	169,302
Ingenia Communities Group	298,586	107,513
Intrepid Mines, Ltd. (a)(b)	199,780	22,071
Invocare, Ltd. (a)	202,987	2,009,984
iProperty Group, Ltd. (b)	51,365	112,653
Iress, Ltd.	48,507	425,141
iSelect, Ltd. (b)	35,332	37,154
iSentia Group, Ltd. (b)	85,618	194,081
Jacana Minerals, Ltd. (a)(b)(c)	12,052	0
Japara Healthcare, Ltd. (a)(b)	116,931	197,122
JB Hi-Fi, Ltd. (a)	73,378	948,172
Karoon Gas Australia, Ltd. (a)(b)	118,732	237,081
Kingsgate Consolidated, Ltd. (a)(b)	104,189	56,274
Kingsrose Mining, Ltd. (b)	56,862	11,866
Liquefied Natural Gas, Ltd. (a)(b)	213,815	423,441
Lynas Corp., Ltd. (a)(b)	720,463	40,092
M2 Group, Ltd.	80,009	532,315
MACA, Ltd.	26,736	18,597
Macquarie Atlas Roads Group	170,921	447,594
Maverick Drilling & Exploration, Ltd. (b)	173,050	22,658
Mayne Pharma Group, Ltd. (b)	231,140	122,950
McMillan Shakespeare, Ltd.	16,774	144,408
Medusa Mining, Ltd. (b)	91,651	48,752
Melbourne IT, Ltd.	47,506	56,371
Mesoblast, Ltd. (a)(b)	104,038	373,762
Metals X, Ltd.	90,857	58,367
Mincor Resources NL	66,354	31,766
Mineral Deposits, Ltd. (b)	29,139	17,765
Mineral Resources, Ltd. (a)	77,282	479,387
MMA Offshore, Ltd.	96,278	97,698
Monadelphous Group, Ltd. (a)	67,118	515,755

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mount Gibson Iron, Ltd.	473,864	$95,008
Myer Holdings, Ltd. (a)	282,666	323,848
Navitas, Ltd.	128,961	536,119
New South Resources, Ltd.	142,622	169,236
NewSat, Ltd. (a)(b)	222,764	30,991
NEXTDC, Ltd. (b)	56,012	86,174
NIB Holdings, Ltd.	196,135	503,992
Nine Entertainment Co., Holdings, Ltd.	214,845	335,813
Northern Star Resources, Ltd.	282,434	344,384
NRW Holdings, Ltd.	46,938	13,828
Nufarm, Ltd.	110,949	430,369
Orocobre, Ltd. (b)	42,522	96,738
Orora, Ltd.	465,161	742,296
OZ Minerals, Ltd.	101,614	289,382
OzForex Group, Ltd. (a)	114,190	264,456
Pacific Brands, Ltd. (a)	1,131,662	500,092
Pact Group Holdings, Ltd.	12,282	43,722
Paladin Energy, Ltd. (a)(b)	546,579	161,025
PanAust, Ltd.	242,672	281,006
Peet, Ltd.	34,084	29,427
Perpetual, Ltd.	459	17,391
Perseus Mining, Ltd. (a)(b)	253,331	53,901
Platinum Australia, Ltd. (b)(c)	610,876	0
Premier Investments, Ltd.	37,344	301,021
Programmed Maintenance Services, Ltd.	211,091	443,958
Qube Holdings, Ltd.	1,268	2,522
RCR Tomlinson, Ltd.	45,215	81,404
Recall Holdings, Ltd.	135,301	796,103
Red Fork Energy, Ltd. (b)(c)	219,356	1,077
Regis Resources, Ltd. (a)(b)	134,125	211,839
Resolute Mining, Ltd. (b)	326,752	70,860
Retail Food Group, Ltd.	68,911	324,826
Ridley Corp., Ltd.	48,957	37,660
SAI Global, Ltd.	184,710	604,630
Sandfire Resources NL	6,681	24,877
Saracen Mineral Holdings, Ltd. (b)	245,063	51,140
Select Harvests, Ltd.	27,520	148,639
Senex Energy, Ltd. (b)	541,016	141,677
Seven West Media, Ltd.	245,736	271,482
Shopping Centres Australasia Property Group	241,356	366,388
Sigma Pharmaceuticals, Ltd.	1,221,205	739,536
Silex Systems, Ltd. (b)	41,932	17,501
Silver Chef, Ltd.	9,178	44,915
Silver Lake Resources, Ltd. (a)(b)	131,273	20,948
Sino Gas & Energy Holdings, Ltd. (b)	589,588	91,673
Sirius Resources NL (a)(b)	129,534	271,371
Sirtex Medical, Ltd.	30,042	697,473
Skilled Group, Ltd.	49,918	60,867
Slater & Gordon, Ltd.	84,847	444,381
Southern Cross Media Group, Ltd. (a)	436,801	402,138
Spotless Group Holdings, Ltd. (b)	214,170	334,758
St Barbara, Ltd. (b)	270,452	23,239
Starpharma Holdings, Ltd. (a)(b)	125,225	53,801
Steadfast Group, Ltd. (a)	215,573	273,442
STW Communications Group, Ltd.	743,700	593,392
Sundance Energy Australia, Ltd. (b)	174,138	74,816
Sundance Resources, Ltd. (a)(b)	1,143,691	23,398
Sunland Group, Ltd.	26,037	34,092
Super Retail Group, Ltd. (a)	48,331	282,794
Syrah Resources, Ltd. (a)(b)	37,812	98,710
Tap Oil, Ltd. (b)	72,322	24,858
Tassal Group, Ltd.	38,214	122,275
Technology One, Ltd.	116,454	304,960
Ten Network Holdings, Ltd. (b)	454,298	83,649
TFS Corp., Ltd. (a)	134,389	171,015
The Reject Shop, Ltd.	18,127	91,231
Tiger Resources, Ltd. (b)	235,068	25,008
Tox Free Solutions, Ltd.	28,923	56,333
Transfield Services, Ltd. (b)	295,225	396,220
Transpacific Industries Group, Ltd.	664,485	467,652
Troy Resources, Ltd. (a)(b)	52,994	19,949
UGL, Ltd. (a)	71,565	128,258
UXC, Ltd.	69,427	42,044
Veda Group, Ltd.	261,083	489,275
Village Roadshow, Ltd.	6,967	34,380
Virgin Australia Holdings, Ltd. (b)	472,380	162,360
Virtus Health, Ltd.	15,251	97,973
Vocation, Ltd.	44,821	8,253
Vocus Communications, Ltd. (a)	56,139	294,025
Webjet, Ltd. (a)	53,358	126,193
Western Areas NL	104,385	320,338
Whitehaven Coal, Ltd. (a)(b)	191,061	218,897

		42,490,107

AUSTRIA — 0.5%
BUWOG AG (b)	18,001	356,791
Conwert Immobilien Invest SE (a)(b)	23,812	281,164
Flughafen Wien AG	610	56,703
Lenzing AG	2,670	170,394
PIAG Immobilien AG (b)	3,606	29,453
POLYTEC Holding AG	3,145	23,785
Porr AG	3,606	194,479
RHI AG (a)	11,856	269,783
Schoeller-Bleckmann Oilfield Equipment AG (a)	4,449	323,011
Semperit AG Holding	4,760	231,431
Wienerberger AG (a)	62,618	867,198
Zumtobel Group AG	8,361	189,243

		2,993,435

BAHAMAS — 0.0% (d)
United International Enterprises	460	71,686

BELGIUM — 1.3%
Ablynx NV (b)	29,796	325,934
Aedifica SA	624	41,944
AGFA-Gevaert NV (b)	182,535	461,632
Arseus NV	14,093	592,088
Barco NV	16,179	1,140,188
Befimmo SA	1,971	143,601
Deceuninck NV	19,863	42,062
Econocom Group SA (a)	22,372	177,560
Euronav NV (a)(b)	23,490	294,758
EVS Broadcast Equipment SA	14,330	518,206
Galapagos NV (b)	15,690	294,088
Ion Beam Applications (b)	10,377	180,063
Kinepolis Group NV	3,127	126,607
Lotus Bakeries	163	184,023
Melexis NV	9,484	430,354
Mobistar SA (b)	20,107	476,999

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Nyrstar NV (b)	203,292	$720,761
Ontex Group NV (b)	11,563	331,816
RHJ International SA (b)	112,831	629,409
Tessenderlo Chemie NV (b)	37,571	951,764
ThromboGenics NV (b)	15,022	119,244

		8,183,101

BERMUDA — 0.2%
Global Sources, Ltd. (a)(b)	8,022	51,020
Golden Ocean Group, Ltd. (a)	261,986	165,629
Ship Finance International, Ltd. (a)	31,643	446,799
SmarTone Telecommunications Holdings, Ltd.	211,749	354,970
Trinity, Ltd. (a)	580,000	109,196

		1,127,614

CANADA — 9.9%
5N Plus, Inc. (a)(b)	24,085	51,362
Advantage Oil & Gas, Ltd. (b)	123,008	590,481
Aecon Group, Inc.	10,538	97,442
Africa Oil Corp. (b)	140,227	291,774
AG Growth International, Inc.	667	32,542
AGF Management, Ltd. (Class B)	10,528	77,171
AGT Food & Ingredients, Inc. (a)	9,975	237,178
Alacer Gold Corp.	106,584	214,410
Alamos Gold, Inc.	50,734	363,559
Alaris Royalty Corp. (a)	12,575	383,900
Alexco Resource Corp. (b)	16,480	8,537
Algonquin Power & Utilities Corp.	76,135	633,664
Altius Minerals Corp. (a)(b)	3,061	36,497
Altus Group, Ltd.	8,732	156,886
Argonaut Gold, Inc. (a)(b)	62,121	98,149
Artek Exploration, Ltd. (a)(b)	15,707	23,732
Artis REIT	15,722	192,478
Asanko Gold, Inc. (a)(b)	50,258	78,104
Atlantic Power Corp. (a)	56,330	153,196
Atrium Mortgage Investment Corp.	32,177	310,310
ATS Automation Tooling Systems, Inc. (b)	30,979	414,569
AuRico Gold, Inc.	158,853	528,024
AutoCanada, Inc.	8,299	318,848
Avigilon Corp. (a)(b)	14,175	234,730
B2Gold Corp. (b)	359,177	589,196
Badger Daylighting, Ltd. (a)	13,958	318,747
Ballard Power Systems, Inc. (a)(b)	65,886	134,815
Bankers Petroleum, Ltd. (b)	140,548	395,585
Banro Corp. (b)	114,266	14,798
Bellatrix Exploration, Ltd. (b)	88,673	323,839
Birchcliff Energy, Ltd. (a)(b)	58,317	393,731
Bird Construction, Inc. (a)	17,758	182,908
Black Diamond Group, Ltd. (a)	11,268	123,941
BlackPearl Resources, Inc. (a)(b)	155,347	155,582
BNK Petroleum, Inc. (a)(b)	56,201	20,137
Bonterra Energy Corp. (a)	9,032	324,786
Boyd Group Income Fund	1,426	58,604
Calfrac Well Services, Ltd. (a)	38,009	328,487
Callidus Capital Corp. (b)	17,187	259,678
Canaccord Genuity Group, Inc.	44,444	299,683
Canacol Energy, Ltd. (b)	37,529	80,356
Canadian Solar, Inc. (a)(b)	15,787	381,888
Canam Group, Inc.	3,463	33,875
CanElson Drilling, Inc.	24,219	85,104
Canexus Corp. (a)	83,936	236,246
CanWel Building Materials Group, Ltd.	3,972	20,233
Canyon Services Group, Inc.	23,774	184,527
Capstone Infrastructure Corp. (a)	20,539	56,745
Capstone Mining Corp. (b)	191,579	335,770
Cardinal Energy, Ltd.	12,661	147,680
Cathedral Energy Services, Ltd.	9,546	22,500
Celestica, Inc. (b)	101,023	1,190,558
Centerra Gold, Inc.	69,341	361,597
Cequence Energy, Ltd. (a)(b)	55,865	51,126
Chartwell Retirement Residences	11,698	120,288
China Gold International Resources Corp., Ltd. (a)(b)	115,604	205,607
Chinook Energy, Inc. (a)(b)	113,134	124,049
Chorus Aviation, Inc.	74,333	290,722
Colabor Group, Inc.	9,753	28,209
Colossus Minerals, Inc. (a)(b)	390	0
Computer Modelling Group, Ltd.	38,244	394,244
Concordia Healthcare Corp.	6,522	263,245
Continental Gold, Ltd. (b)	52,641	84,080
Copper Mountain Mining Corp. (a)(b)	64,221	87,606
Corus Entertainment, Inc. (Class B)	80,968	1,604,330
Cott Corp.	69,676	481,852
Crew Energy, Inc. (a)(b)	63,874	326,470
DeeThree Exploration, Ltd. (b)	27,303	120,456
Delphi Energy Corp. (b)	61,446	79,576
Denison Mines Corp. (a)(b)	256,258	250,008
Detour Gold Corp. (a)(b)	64,199	526,008
DHX Media, Ltd.	29,855	255,182
DirectCash Payments, Inc.	2,084	34,996
DIRTT Environmental Solutions (b)	26,113	81,163
Dominion Diamond Corp. (b)	42,383	763,681
Dorel Industries, Inc. (Class B)	13,663	472,086
Dream Unlimited Corp. (Class A) (b)	76,210	637,578
Dundee Corp. (Class A) (b)	57,600	637,044
Dundee Precious Metals, Inc. (a)(b)	54,118	128,024
Eagle Energy Trust	9,951	20,018
Enbridge Income Fund Holdings, Inc. (a)	16,746	583,381
Endeavour Mining Corp. (b)	211,208	77,499
Endeavour Silver Corp. (a)(b)	56,740	124,429
EnerCare, Inc. (a)	25,313	316,891
Enerflex, Ltd.	38,414	543,583
Enghouse Systems, Ltd.	10,595	379,526
Entertainment One, Ltd.	91,587	460,410
Epsilon Energy, Ltd. (a)(b)	15,889	56,930
Equitable Group, Inc.	6,070	344,154
Essential Energy Services Trust	36,077	42,673
Exchange Income Corp. (a)	11,778	235,916
Extendicare, Inc. (a)	42,213	237,625
Firm Capital Mortgage Investment Corp.	28,640	306,614
First Majestic Silver Corp. (b)	47,673	239,960
FirstService Corp.	37,983	1,943,995
Fortuna Silver Mines, Inc. (b)	70,589	321,787
Freehold Royalties, Ltd. (a)	22,410	369,937
Gabriel Resources, Ltd. (a)(b)	96,954	33,064
Gasfrac Energy Services, Inc. (b)	21,904	3,120

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Gear Energy, Ltd. (b)	28,777	$62,113
Gluskin Sheff + Associates, Inc.	11,838	283,008
GMP Capital, Inc.	94,292	516,947
Golden Star Resources, Ltd. (a)(b)	60,085	12,969
Gran Tierra Energy, Inc. (b)	140,648	541,584
Granite Real Estate Investment Trust	22,763	810,880
Great Basin Gold, Ltd. (b)(e)	266,255	0
Great Canadian Gaming Corp. (b)	26,919	479,929
Great Panther Silver, Ltd. (a)(b)	36,684	22,170
Guardian Capital Group, Ltd. (Class A)	133,479	2,050,154
Guyana Goldfields, Inc. (b)	72,943	177,595
Heroux-Devtek, Inc. (b)	4,459	43,618
High Liner Foods, Inc.	5,189	101,518
HNZ Group, Inc. (a)	10,392	185,544
Horizon North Logistics, Inc. (a)	68,601	156,362
IAMGOLD Corp. (b)	155,966	422,822
Imax Corp. (a)(b)	24,478	757,851
Imperial Metals Corp. (a)(b)	20,292	174,845
Innergex Renewable Energy, Inc. (a)	53,107	520,868
Interfor Corp. (b)	25,715	487,325
InterRent Real Estate Investment Trust	7,505	38,813
Intertape Polymer Group, Inc.	17,145	275,475
Ithaca Energy, Inc. (b)	147,549	151,594
Ivanhoe Mines, Ltd. (Class A) (b)	158,914	139,946
Just Energy Group, Inc. (a)	73,247	384,495
Kelso Technologies, Inc.	18,602	108,569
Kelt Exploration, Ltd. (b)	49,151	297,049
Kirkland Lake Gold, Inc. (a)(b)	39,148	113,228
Knight Therapeutics, Inc. (a)(b)	20,784	124,175
KP Tissue, Inc.	6,038	88,413
Labrador Iron Ore Royalty Corp. (a)	23,491	377,235
Lake Shore Gold Corp. (a)(b)	229,346	154,448
Laurentian Bank of Canada (a)	3,162	136,417
Legacy Oil + Gas, Inc. (b)	70,178	130,874
Leucrotta Exploration, Inc. (b)	12,945	16,206
Lightstream Resources, Ltd. (a)	65,605	67,403
Liquor Stores NA, Ltd.	14,999	199,426
Long Run Exploration, Ltd. (a)	46,162	59,782
Lucara Diamond Corp.	104,471	197,532
Lydian International, Ltd. (a)(b)	44,177	17,926
MAG Silver Corp. (b)	48,174	395,956
Major Drilling Group International, Inc. (a)	92,597	456,489
Mart Resources, Inc. (a)	196,659	118,853
Martinrea International, Inc.	62,800	562,259
MCAN Mortgage Corp.	23,536	292,612
Medical Facilities Corp. (a)	15,150	240,804
Mitel Networks Corp. (b)	35,772	382,403
Mood Media Corp. (a)(b)	53,298	25,309
Morguard Corp.	1,641	212,519
Morneau Shepell, Inc. (a)	17,883	269,731
MTY Food Group, Inc. (a)	8,945	260,338
Nevsun Resources, Ltd.	100,371	388,225
Newalta Corp.	19,581	298,216
NGEx Resources, Inc. (b)	29,880	30,183
Niko Resources, Ltd. (a)(b)	29,835	6,697
Norbord, Inc. (a)	5,086	113,422
North American Palladium, Ltd. (b)	90,877	12,161
Northern Dynasty Minerals, Ltd. (a)(b)	52,833	20,527
Novagold Resources, Inc. (a)(b)	107,509	316,517
NuVista Energy, Ltd. (b)	94,823	606,638
Nymox Pharmaceutical Corp. (a)(b)	4,560	1,824
OceanaGold Corp. (a)(b)	148,035	258,175
Oncolytics Biotech, Inc. (b)	20,614	11,390
Orbite Aluminae, Inc. (b)	67,792	16,096
Painted Pony Petroleum, Ltd. (b)	45,472	363,148
Parex Resources, Inc. (b)	55,262	361,654
Parkland Fuel Corp. (a)	42,010	788,515
Performance Sports Group, Ltd. (a)(b)	21,912	394,197
Perpetual Energy, Inc. (a)(b)	44,794	44,088
PHX Energy Services Corp. (a)	9,146	59,065
Pizza Pizza Royalty Corp.	20,644	249,528
Platinum Group Metals, Ltd. (b)	89,644	42,568
Poseidon Concepts Corp. (b)(c)	43,064	0
Premier Gold Mines, Ltd. (a)(b)	88,607	144,586
Premium Brands Holdings Corp. (a)	5,074	106,978
Pretium Resources, Inc. (a)(b)	39,093	226,474
Primero Mining Corp. (b)	51,692	199,493
Prometic Life Sciences, Inc. (a)(b)	229,093	377,783
Pulse Seismic, Inc. (a)	18,605	47,065
Pure Technologies, Ltd.	30,717	195,984
Raging River Exploration, Inc. (a)(b)	78,572	497,922
Redknee Solutions, Inc. (a)(b)	29,796	96,212
Regal Lifestyle Communities, Inc.	8,053	63,270
Reitmans Canada, Ltd. (Class A)	25,007	166,461
Retrocom Real Estate Investment Trust	9,277	31,397
Richelieu Hardware, Ltd.	7,839	385,774
Rio Alto Mining, Ltd. (b)	149,528	364,057
RMP Energy, Inc. (b)	50,592	200,053
Rogers Sugar, Inc. (a)	8,861	36,339
Romarco Minerals, Inc. (a)(b)	281,921	119,267
RONA, Inc.	52,747	630,733
Rubicon Minerals Corp. (a)(b)	174,962	169,184
Sabina Gold & Silver Corp. (a)(b)	76,509	23,450
Sandstorm Gold, Ltd. (a)(b)	35,754	121,624
Sandvine Corp. (b)	34,347	96,969
Savanna Energy Services Corp. (a)	102,190	298,210
Seabridge Gold, Inc. (a)(b)	21,964	167,065
Sears Canada, Inc. (a)(b)	4,701	45,620
SEMAFO, Inc. (a)(b)	128,496	330,601
Sherritt International Corp.	147,580	382,249
Sierra Wireless, Inc. (a)(b)	15,619	744,372
Silver Standard Resources, Inc. (b)	42,828	215,573
Silvercorp Metals, Inc. (a)	95,908	126,690
SilverCrest Mines, Inc. (a)(b)	24,136	29,590
Sirius XM Canada Holdings, Inc.	39,323	205,739
Solium Capital, Inc. (b)	29,352	194,371
Southern Pacific Resource Corp. (b)	281,142	2,427
Spartan Energy Corp. (a)(b)	115,497	278,210
Spyglass Resources Corp. (a)	38,244	10,896
Stella-Jones, Inc.	12,005	339,343
Strad Energy Services, Ltd. (a)	22,543	69,677
Stuart Olson, Inc.	5,021	33,119
Sulliden Mining Capital, Inc. (b)	7,076	2,566
Sunshine Oilsands, Ltd. (a)(b)	1,612,500	124,761
Superior Plus Corp. (a)	55,121	570,603

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Surge Energy, Inc. (a)	103,204	$327,900
TAG Oil, Ltd. (a)(b)	29,285	39,948
Tanzanian Royalty Exploration Corp. (b)	8,195	5,094
Taseko Mines, Ltd. (b)	24,431	25,101
Tekmira Pharmaceuticals Corp. (a)(b)	11,532	176,925
Tembec, Inc. (a)(b)	19,668	48,056
Teranga Gold Corp. (b)	76,824	30,179
The Descartes Systems Group, Inc. (b)	38,532	573,863
The North West Co., Inc. (a)	26,581	601,271
Thompson Creek Metals Co., Inc. (b)	88,295	147,127
Timmins Gold Corp. (a)(b)	43,907	43,215
TORC Oil & Gas, Ltd. (a)	30,422	202,244
Torex Gold Resources, Inc. (b)	355,723	377,759
Toromont Industries, Ltd.	16,942	417,023
Torstar Corp. (Class B) (a)	18,908	106,437
Total Energy Services, Inc.	10,311	115,551
Tourmaline Oil Corp. (b)	919	30,706
Transcontinental, Inc. (Class A)	37,576	537,240
TransGlobe Energy Corp.	47,819	198,996
Trevali Mining Corp. (a)(b)	48,312	44,631
Tricon Capital Group, Inc. (a)	34,596	260,459
Trinidad Drilling, Ltd. (a)	68,884	309,257
Twin Butte Energy, Ltd. (a)	84,827	60,055
Uex Corp. (a)(b)	79,219	19,493
Uni-Select, Inc.	61,473	1,624,065
Vicwest, Inc.	3,768	40,795
Wajax Corp. (a)	5,092	135,274
Western Energy Services Corp. (a)	16,415	85,175
Western Forest Products, Inc.	172,653	402,472
Westport Innovations, Inc. (a)(b)	22,171	84,033
Whistler Blackcomb Holdings, Inc.	18,111	320,861
Wi-LAN, Inc. (a)	81,536	244,978
Winpak, Ltd.	10,708	309,614
Yellow Media, Ltd. (b)	11,063	187,018
Zargon Oil & Gas, Ltd. (a)	10,760	35,116

		62,406,184

CHINA — 1.1%
Allied Properties HK, Ltd.	4,324,391	869,914
China Sandi Holdings, Ltd. (b)	103	5
Chow Sang Sang Holdings International, Ltd.	234,939	619,548
Daphne International Holdings, Ltd.	536,000	194,913
G-Resources Group, Ltd. (b)	12,407,400	294,392
Greenland Hong Kong Holdings, Ltd. (a)	176,000	69,902
HanKore Environment Tech Group, Ltd. (a)(b)	144,900	109,350
HKR International, Ltd.	2,486,059	1,224,620
K Wah International Holdings, Ltd. (a)	1,429,247	757,488
Midland Holdings, Ltd. (a)(b)	717,790	364,687
Nam Tai Property, Inc. (a)	5,216	24,776
Road King Infrastructure, Ltd.	1,108,482	936,260
Shun Tak Holdings, Ltd. (a)	1,186,749	549,389
Texwinca Holdings, Ltd.	698,850	603,789

		6,619,033

DENMARK — 0.9%
ALK-Abello A/S	2,134	225,754
Amagerbanken A/S (b)(c)	308,573	0
Ambu A/S (Class B) (a)	17,112	414,331
Auriga Industries A/S (Class B) (b)	6,777	338,644
Bang & Olufsen A/S (a)(b)	31,410	184,262
Bavarian Nordic A/S (b)	15,522	498,167
D/S Norden A/S (a)	14,020	299,367
East Asiatic Co., Ltd. A/S (a)(c)	34,086	288,031
IC Group A/S	24,346	561,793
Matas A/S	12,837	294,132
NKT Holding A/S	10,642	573,280
OW Bunker A/S (b)(e)	9,828	0
Rockwool International A/S (Class B)	1,907	215,530
Schouw & Co.	2,938	138,456
SimCorp A/S	50,878	1,343,518
Solar A/S (Class B)	1,353	63,651
Spar Nord Bank A/S	30,470	287,184
Vestas Wind Systems A/S (b)	770	28,341

		5,754,441

FINLAND — 0.9%
Caverion Corp.	30,088	242,113
Cramo Oyj	14,471	211,529
Fiskars Oyj Abp (a)	21,551	469,139
Konecranes Oyj (a)	17,888	515,593
Lassila & Tikanoja Oyj	67,393	1,234,651
Outotec Oyj (a)	53,045	281,525
PKC Group Oyj	3,007	63,967
Poyry Oyj (a)(b)	82,230	264,676
Raisio Oyj (Class V)	32,242	163,861
Ramirent Oyj	16,528	128,998
Sanitec Oyj (b)	9,759	120,612
Sanoma Oyj	13,988	77,894
Sponda Oyj	47,046	206,079
Stockmann Oyj Abp (Class B)	3,072	23,642
Talvivaara Mining Co. PLC (a)(b)(e)	572,382	0
Tieto Oyj	27,037	703,724
Tikkurila Oyj	9,139	160,240
Uponor Oyj	13,962	194,120
Valmet Oyj	47,574	588,334
YIT Oyj (a)	32,693	168,922

		5,819,619

FRANCE — 2.2%
AB Science SA (a)(b)	4,185	58,287
Albioma SA	4,622	92,226
Altarea	224	35,670
Alten SA	13,614	582,343
Altran Technologies SA	50,588	480,653
ANF Immobilier	1,779	43,484
Assystem	2,138	45,274
Belvedere SA (a)(b)	13,103	171,871
Beneteau SA (b)	11,917	167,418
Boiron SA	2,775	234,146
Cellectis (b)	13,426	198,690
CGG SA (b)	79,018	476,166
Club Mediterranee SA (b)	34,232	1,039,703
DBV Technologies SA (a)(b)	6,232	331,655
Etablissements Maurel et Prom (b)	39,400	369,918
Faiveley Transport SA	2,123	123,052

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Flamel Technologies SA ADR (b)	19,321	$330,969
Fonciere De Paris SIIC	2,026	243,930
GameLoft SE (a)(b)	40,721	164,577
Genfit (b)	8,325	379,576
GL Events	26,233	497,734
Groupe Fnac (b)	3,959	198,809
Groupe Steria SCA (a)	34,154	638,932
Haulotte Group SA	2,876	43,536
Hi-Media SA (b)	11,515	34,834
Innate Pharma SA (a)(b)	24,182	231,165
Interparfums SA (a)	1,553	42,188
IPSOS	13,585	389,840
Jacquet Metal Service	32,620	613,787
LISI	3,885	101,073
Maisons France Confort SA	681	24,095
Mersen	29,373	715,121
Montupet	2,629	211,392
MPI (a)	27,247	100,889
Naturex (a)	3,223	195,000
Nexans SA (a)(b)	11,321	348,023
NicOx SA (b)	12,979	29,259
Norbert Dentressangle SA	1,443	213,025
Pierre & Vacances SA (b)	978	26,473
Rubis SCA	5,260	300,899
Saft Groupe SA	18,703	569,184
Sequana (b)(c)	5	0
Sequana SA (a)(b)	24,069	76,889
Societe d’Edition de Canal +	53,020	375,318
SOITEC (a)(b)	116,184	141,994
Solocal Group (b)	346,312	243,890
Sopra Group SA	3,155	242,425
Stallergenes SA	386	23,106
Tarkett SA	6,375	138,082
Trigano SA	2,973	80,224
UbiSoft Entertainment (b)	59,374	1,089,537
Valneva SE (a)(b)	8,898	45,652
Virbac SA	1,718	362,346

		13,914,329

GERMANY — 2.8%
Aixtron SE (b)	44,087	499,866
Alstria Office REIT-AG (a)(b)	44,297	552,096
Amadeus Fire AG	2,917	220,254
Aurelius AG	9,299	354,277
BayWa AG	2,128	78,833
Bechtle AG	5,448	434,964
Bertrandt AG	774	107,707
Biotest AG Preference Shares (a)	3,292	374,448
Borussia Dortmund GmbH & Co. KGaA	36,674	171,563
CANCOM SE (a)	8,142	349,557
Cewe Stiftung & Co. KGAA	2,948	183,748
CompuGroup Medical AG	7,780	187,342
Deutz AG	32,989	159,673
DIC Asset AG	70,893	635,317
Draegerwerk AG & Co. KGaA	2,106	162,484
Draegerwerk AG & Co. KGaA Preference Shares (a)	1,388	140,864
Elmos Semiconductor AG	9,376	183,796
Evotec AG (a)(b)	45,991	204,519
GFK SE	4,084	167,998
Grammer AG	6,921	276,744
Grenkeleasing AG	2,923	314,756
Hamborner REIT AG	8,481	83,310
Hamburger Hafen und Logistik AG (a)	6,468	135,009
Heidelberger Druckmaschinen AG (a)(b)	106,955	268,031
Hornbach Holding AG Preference Shares	2,365	203,386
Indus Holding AG	46,081	2,125,026
Isra Vision AG	485	27,055
Jenoptik AG	78,630	986,191
Kloeckner & Co. SE (b)	53,204	577,034
Kontron AG (b)	62,255	377,035
LPKF Laser & Electronics AG (a)	12,055	157,979
MLP AG	60,844	273,146
Nemetschek AG	2,466	249,491
Nordex SE (b)	23,806	432,241
Norma Group SE	11,570	554,971
Patrizia Immobilien AG (b)	97,094	1,432,179
Pfeiffer Vacuum Technology AG	1,996	165,687
QSC AG (a)	18,733	39,487
RIB Software AG (a)	15,397	203,825
Sartorius AG Preference Shares	2,441	299,065
Schaltbau Holding AG (a)	2,286	116,373
Singulus Technologies AG (b)	9,385	7,688
Sixt SE	10,029	393,193
SLM Solutions Group AG (b)	2,139	49,954
SMA Solar Technology AG (a)(b)	3,301	61,114
STRATEC Biomedical AG	2,763	152,942
Stroeer Media SE	4,851	145,105
Suss Microtec AG (b)	3,884	22,089
TAG Immobilien AG (a)	49,211	572,850
Takkt AG	15,178	249,963
Vossloh AG (a)	3,203	207,355
Wacker Neuson SE	8,983	184,299
Wincor Nixdorf AG	12,605	613,310
XING AG	1,542	173,174
zooplus AG (b)	2,458	196,155

		17,496,518

GIBRALTAR — 0.1%
888 Holdings PLC	72,661	156,916
Bwin.Party Digital Entertainment PLC (a)	323,819	594,789

		751,705

GREECE — 0.0% (d)
Eurobank Ergasias SA (b)	237	54
Fourlis Holdings SA (b)	7,209	28,089
GEK Terna Holding Real Estate Construction SA (b)	6,535	14,945
Terna Energy SA (b)	7,160	16,288
TT Hellenic Postbank SA (b)(c)	129,076	0

		59,376

HONG KONG — 2.7%
APT Satellite Holdings, Ltd.	83,500	118,227
Beijing Properties Holdings, Ltd. (a)(b)	1,192,000	99,912
Beijing Tong Ren Tang Chinese Medicine Co., Ltd. (a)	87,000	120,938

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Bloomage Biotechnology Corp., Ltd. (a)	62,500	$103,161
Century Sunshine Group Holdings, Ltd. (c)	524,571	49,380
China Bio-Med Regeneration Technology, Ltd. (b)	2,440,000	84,953
China Cord Blood Corp. (a)(b)	18,797	84,962
China Household Holdings, Ltd. (b)(c)	705,000	60,910
China Innovationpay Group, Ltd. (a)(b)	2,244,000	179,408
China LNG Group, Ltd. (a)	1,540,000	297,878
China LotSynergy Holdings, Ltd.	4,340,000	324,597
China Merchants Land, Ltd.	212,000	31,165
China Ocean Resources Co., Ltd. (a)(b)	25,890	112,826
China Resources and Transportation Group, Ltd. (a)(b)	5,100,000	117,720
China Ruifeng Renewable Energy, Ltd. (b)	356,000	54,629
China Traditional Chinese Medicine Co., Ltd. (b)	644,000	372,041
China Water Industry Group, Ltd. (a)(b)	452,000	88,012
Chong Hing Bank, Ltd.	57,000	126,130
CK Life Sciences International Holdings, Inc.	2,466,000	251,216
Culturecom Holdings, Ltd. (a)(b)	375,000	45,939
Dah Sing Financial Holdings, Ltd.	93,200	543,827
Emperor Entertainment Hotel, Ltd.	100,000	24,114
Emperor Watch & Jewellery, Ltd. (a)	2,520,000	125,109
Enerchina Holdings, Ltd. (b)	3,138,000	77,693
EverChina International Holdings Co., Ltd. (b)	1,005,000	46,655
Extrawell Pharmaceutical Holdings, Ltd. (b)	1,290,000	54,063
Fairwood Holdings, Ltd.	145,000	354,140
FDG Electric Vehicles, Ltd. (a)(b)	3,320,000	164,826
Giordano International, Ltd. (a)	1,274,000	565,138
Global Brands Group Holding, Ltd. (b)	2,506,000	491,192
Goldin Properties Holdings, Ltd. (b)	624,000	404,743
HC International, Inc. (a)(b)	168,000	156,630
Heng Tai Consumables Group, Ltd. (b)	3,150,000	38,183
Heritage International Holdings, Ltd. (a)(b)	1,735,000	342,308
HKC Holdings, Ltd. (b)	1,283,000	33,916
Honbridge Holdings, Ltd. (b)	596,000	83,004
Hong Kong Television Network, Ltd. (b)	113,000	55,517
Hopewell Highway Infrastructure, Ltd. (a)	538,500	270,123
Imagi International Holdings, Ltd. (b)	5,352,000	122,156
Inspur International, Ltd.	294,000	58,763
International Housewares Retail Co., Ltd.	65,000	16,680
Kingston Financial Group, Ltd. (a)	1,312,000	160,725
Kingwell Group, Ltd. (b)	500,000	41,909
Kong Sun Holdings, Ltd. (b)	3,800,000	627,220
KuangChi Science, Ltd. (a)(b)	607,000	411,719
L’sea Resources International Holdings, Ltd. (b)	1,000,000	42,554
Landing International Development, Ltd. (b)	3,290,000	127,275
Le Saunda Holdings, Ltd.	100,000	37,654
Lee’s Pharmaceutical Holdings, Ltd.	201,000	293,924
Loudong General Nice Resources China Holdings, Ltd. (b)	1,053,000	81,472
Louis XIII Holdings, Ltd. (b)	80,500	35,086
Luk Fook Holdings International, Ltd.	175,000	657,814
Lung Cheong International Holdings, Ltd. (b)	2,644,000	306,853
Man Wah Holdings, Ltd.	139,600	230,061
Mei Ah Entertainment Group, Ltd. (b)	1,840,000	125,754
Mongolia Energy Corp., Ltd. (a)(b)	345,180	17,805
Pacific Basin Shipping, Ltd. (a)	1,453,000	586,457
Pacific Textiles Holdings, Ltd.	205,000	271,753
PAX Global Technology, Ltd. (a)(b)	351,000	362,096
Peace Mark (Holdings), Ltd. (b)(c)	504,228	0
PetroAsian Energy Holdings, Ltd. (b)	2,164,000	71,158
Phoenix Satellite Television Holdings, Ltd.	968,000	304,573
Pico Far East Holdings, Ltd. (a)	202,000	46,366
Playmates Toys, Ltd.	272,000	61,381
Prosperity REIT	551,000	187,578
Redefine International PLC	193,684	164,591
Rising Development Holdings, Ltd. (b)	1,392,000	210,016
Seamless Green China Holdings, Ltd. (b)	200,000	7,221
Simsen International Corp., Ltd. (c)	332,000	73,208
Sino Oil And Gas Holdings, Ltd. (b)	6,330,000	138,765
Sinolink Worldwide Holdings, Ltd. (b)	660,000	51,065
Sparkle Roll Group, Ltd. (b)	400,000	17,280
Spring Real Estate Investment Trust (a)	238,000	112,327
Summit Ascent Holdings, Ltd. (a)(b)	534,000	259,603
Sun Hung Kai & Co., Ltd.	322,000	245,813
SUNeVision Holdings, Ltd.	126,000	39,320
Sunlight Real Estate Investment Trust	147,000	66,346
Superb Summit International Group, Ltd. (a)(b)(c)	2,385,000	449,022
TCC International Holdings, Ltd.	176,000	68,313
Texhong Textile Group, Ltd. (a)	205,500	156,347
Tongda Group Holdings, Ltd. (a)	1,060,000	125,754
Town Health International Medical Group, Ltd. (a)	1,760,000	276,885
Truly International Holdings, Ltd.	698,000	279,925
TSC Group Holdings, Ltd. (a)(b)	189,000	52,156
United Photovoltaics Group, Ltd. (a)(b)	2,014,000	267,500
Value Partners Group, Ltd.	449,000	377,503
Varitronix International, Ltd.	106,000	71,898
Vitasoy International Holdings, Ltd.	546,000	789,973
Viva China Holdings, Ltd. (b)	1,688,000	174,136
VST Holdings, Ltd.	122,000	39,802
Yanchang Petroleum International, Ltd. (a)(b)	4,080,000	184,143
Yuexiu Real Estate Investment Trust	1,023,000	513,159

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Zhongyu Gas Holdings, Ltd. (a)(b)	714,000	$165,729

		17,219,771

IRELAND — 0.8%
Aer Lingus Group PLC	95,226	254,194
C&C Group PLC	142,332	623,469
Dalata Hotel Group PLC (b)	74,265	264,201
FBD Holdings PLC	2,579	35,670
FleetMatics Group PLC (a)(b)	14,627	519,112
Fly Leasing, Ltd. ADR (a)	16,940	222,761
Fyffes PLC	140,915	172,560
Green REIT PLC (b)	292,565	453,144
Greencore Group PLC	162,378	724,624
Hibernia REIT PLC (b)	208,302	273,481
IFG Group PLC	14,116	26,134
Irish Continental Group PLC	42,943	168,880
Kenmare Resources PLC (b)	1,163,329	58,771
Origin Enterprises PLC (b)	12,712	129,979
Total Produce PLC	127,687	165,323
Trinity Biotech PLC ADR (a)	11,602	203,151
UDG Healthcare PLC	107,012	638,734

		4,934,188

ISRAEL — 1.5%
Africa Israel Properties, Ltd.	2,358	31,145
Africa-Israel Investments, Ltd. (b)	31,325	28,721
Airport City, Ltd. (b)	18,955	167,463
Allot Communications, Ltd. (b)	9,913	90,203
Alony Hetz Properties & Investments, Ltd.	33,766	222,651
Babylon, Ltd.	13,236	6,292
Caesarstone Sdot-Yam, Ltd. (a)	11,283	674,949
Cellcom Israel, Ltd. (b)	30,563	266,718
ClickSoftware Technologies, Ltd. (a)(b)	31,165	223,765
Compugen, Ltd. (b)	27,821	232,780
Delta-Galil Industries, Ltd.	5,629	153,185
Discount Investment Corp., Ltd.	7,878	15,285
Electra, Ltd.	300	33,419
Evogene, Ltd. (b)	19,409	180,202
EZchip Semiconductor, Ltd. (b)	17,261	334,446
Frutarom Industries, Ltd.	17,039	527,618
Harel Insurance Investments & Financial Services, Ltd.	39,201	178,505
IDI Insurance Co., Ltd.	6,371	220,201
Israel Discount Bank, Ltd. (Class A) (b)	415,589	667,471
Ituran Location and Control, Ltd.	12,146	268,205
Jerusalem Oil Exploration (b)	5,589	172,922
Matrix IT, Ltd.	10,952	49,449
Migdal Insurance & Financial Holding, Ltd.	232,492	278,349
Nitsba Holdings 1995, Ltd. (b)	13,367	178,103
Nova Measuring Instruments, Ltd. (b)	24,487	250,253
Oil Refineries, Ltd. (b)	517,968	137,896
Orbotech, Ltd. (b)	25,460	376,808
Ormat Industries, Ltd.	33,074	228,202
Partner Communications Co., Ltd. (b)	51,510	268,573
Paz Oil Co., Ltd.	2,992	387,969
RADWARE, Ltd. (b)	27,171	598,305
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	4,683	173,050
REIT 1, Ltd.	111,006	274,245
Sarine Technologies, Ltd.	112,000	208,769
Shikun & Binui, Ltd.	75,838	160,584
Shufersal, Ltd.	59,785	127,806
SodaStream International, Ltd. (b)	11,424	229,851
Strauss Group, Ltd. (b)	17,778	267,713
Tower Semiconductor, Ltd. (b)	22,962	304,472

		9,196,543

ITALY — 1.5%
Amplifon SpA (a)	177,561	1,053,662
Anima Holding SpA (b)(f)	90,945	458,240
Astaldi SpA (a)	107,333	620,818
Banca Carige SpA (a)(b)	2,764,619	182,320
Banca Popolare dell’Etruria e del Lazio SC (a)(b)	44,424	20,841
Banca Popolare di Sondrio Scarl	171,741	643,396
Beni Stabili SpA	127,703	89,703
Brunello Cucinelli SpA (a)	4,024	90,227
Cairo Communication SpA	3,816	22,414
CIR-Compagnie Industriali Riunite SpA (b)	46,140	48,294
Credito Emiliano SpA	3,497	26,363
Credito Valtellinese SC (a)(b)	374,988	359,827
EI Towers SpA (b)	16,451	823,533
Esprinet SpA	41,033	284,506
Gruppo Editoriale L’Espresso SpA (b)	25,156	29,025
Immobiliare Grande Distribuzione SpA	30,652	23,923
IMMSI SpA (a)(b)	428,133	279,754
Industria Macchine Automatiche SpA	1,394	61,231
Interpump Group SpA	95,476	1,345,933
Iren SpA	175,281	192,056
Italmobiliare SpA Preference Shares	12,851	227,035
Maire Tecnimont SpA (a)(b)	15,683	34,273
MARR SpA	4,701	83,734
Piaggio & C. SpA (a)(b)	16,733	48,797
RCS MediaGroup SpA (a)(b)	79,870	90,316
Reply SpA	443	32,646
Safilo Group SpA (a)(b)	6,236	81,345
Salini Impregilo SpA (b)	21,309	77,767
Saras SpA (a)(b)	271,907	274,404
Societa Cattolica di Assicurazioni SCRL	13,362	92,566
Sorin SpA (b)	359,242	837,234
Yoox SpA (a)(b)	26,092	580,936

		9,117,119

JAPAN — 32.7%
3-D Matrix, Ltd. (a)(b)	8,300	148,008
Access Co., Ltd. (a)(b)	6,600	27,964
Accordia Golf Co., Ltd.	34,300	310,973
Achilles Corp.	31,000	38,525
Adastria Holdings Co., Ltd. (a)	23,410	617,003
ADEKA Corp.	37,500	447,892
Aderans Co., Ltd.	16,600	157,284
Advanced Media, Inc. (b)	3,900	24,949
Adways, Inc. (a)(b)	8,100	81,409
AEON REIT Investment Corp. (a)	335	476,117
Ahresty Corp.	8,100	50,196
Ai Holdings Corp.	18,500	329,588
Aica Kogyo Co., Ltd.	23,600	492,294

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Aichi Steel Corp.	32,000	$113,433
Ain Pharmaciez, Inc.	13,400	385,587
Alpine Electronics, Inc.	19,500	324,634
Amano Corp.	28,200	292,831
Amiyaki Tei Co., Ltd.	1,700	56,291
AnGes MG, Inc. (a)(b)	45,400	140,106
Anritsu Corp.	57,900	406,138
AOKI Holdings, Inc.	9,800	100,293
Aoyama Trading Co., Ltd.	28,900	637,321
Arcs Co., Ltd.	22,900	475,018
Arisawa Manufacturing Co., Ltd.	11,600	85,238
Artnature, Inc.	13,600	152,227
As One Corp.	3,800	99,837
Asahi Diamond Industrial Co., Ltd.	27,000	286,000
Asahi Holdings, Inc.	45,073	699,995
Asahi Intecc Co., Ltd.	11,000	543,142
Asatsu-DK, Inc. (a)	3,400	82,465
ASKA Pharmaceutical Co., Ltd.	11,300	122,335
ASKUL Corp. (a)	6,600	118,409
Asukanet Co., Ltd. (a)	5,200	105,002
Ateam, Inc. (a)	3,200	133,450
Autobacs Seven Co., Ltd. (a)	38,600	551,498
Avex Group Holdings, Inc. (a)	17,600	290,361
Azbil Corp.	22,400	521,256
Bank of the Ryukyus, Ltd.	79,920	1,135,858
Best Denki Co., Ltd.	226,769	257,230
Bic Camera, Inc. (a)	56,100	650,394
Broadleaf Co., Ltd.	13,100	185,309
Broccoli Co., Ltd. (a)	18,000	243,363
Bunka Shutter Co., Ltd.	40,000	326,953
C. Uyemura & Co., Ltd.	1,400	65,741
Calsonic Kansei Corp.	56,000	315,743
Capcom Co., Ltd.	22,200	336,254
Central Glass Co., Ltd.	295,345	1,078,953
Chiome Bioscience, Inc. (a)(b)	6,600	76,407
Chiyoda Co., Ltd.	17,200	340,284
Chiyoda Integre Co., Ltd. (a)	5,600	98,833
Chudenko Corp.	4,600	71,784
Chugoku Marine Paints, Ltd.	32,000	273,306
CKD Corp.	4,000	38,567
Clarion Co., Ltd. (a)(b)	59,000	185,029
Coca-Cola West Co., Ltd.	15,400	213,348
Cocokara fine, Inc.	12,200	305,064
Colowide Co., Ltd. (a)	26,600	375,167
Comforia Residential REIT, Inc.	72	157,638
COOKPAD, Inc. (a)	6,000	207,682
Cosmo Oil Co., Ltd.	318,000	453,547
CROOZ, Inc.	2,300	36,640
CYBERDYNE, Inc. (a)(b)	9,400	244,614
D.Western Therapeutics Institute, Inc. (b)	9,300	81,834
Daibiru Corp.	5,600	53,060
Daido Metal Co., Ltd.	25,000	253,555
Daido Steel Co., Ltd.	133,000	506,952
Daifuku Co., Ltd.	42,600	481,802
Daihen Corp.	48,000	243,813
DAIICHI CHUO KISEN KAISHA (a)(b)	320,834	133,798
Daiichikosho Co., Ltd.	17,500	475,833
Daikyo, Inc.	107,000	166,888
Daio Paper Corp.	46,000	379,449
Daiseki Co., Ltd. (a)	5,700	99,600
Daishinku Corp.	9,000	27,624
Daito Pharmaceutical Co., Ltd.	2,700	42,765
Daiwa House REIT Investment Corp. (a)	117	585,512
Daiwahouse Residential Investment Corp.	112	541,807
DCM Holdings Co., Ltd.	68,693	442,312
Dena Co., Ltd. (a)	42,800	516,192
Denki Kagaku Kogyo Kabushiki Kaisha	147,000	544,376
Denyo Co., Ltd.	3,800	57,462
Digital Garage, Inc.	15,800	242,611
DMG Mori Seiki Co., Ltd.	43,800	551,998
Doutor Nichires Holdings Co., Ltd.	70,572	1,020,070
DTS Corp.	49,062	1,055,348
Dunlop Sports Co., Ltd.	2,600	28,929
Duskin Co., Ltd. (a)	6,400	94,696
Dynam Japan Holdings Co., Ltd. (a)	100,000	196,780
Eagle Industry Co., Ltd.	12,200	226,610
Earth Chemical Co., Ltd.	800	26,790
EDION Corp. (a)	98,600	697,384
Eidai Co., Ltd.	14,000	54,531
Eizo Corp. (a)	5,900	116,135
Elecom Co., Ltd.	4,300	86,219
Eneres Co., Ltd. (a)(b)	11,500	38,655
Enplas Corp.	5,300	181,242
EPS Corp.	2,900	34,589
Euglena Co., Ltd. (a)(b)	31,000	389,649
Exedy Corp.	7,000	170,074
F@N Communications, Inc. (a)	13,000	143,559
FCC Co., Ltd. (a)	75,528	1,318,488
Feed One Holdings Co., Ltd. (b)	46,400	42,184
Ferrotec Corp.	10,400	55,515
Fields Corp.	3,500	43,730
FP Corp. (a)	10,800	349,055
Fudo Tetra Corp.	79,800	165,064
Fuji Kyuko Co., Ltd. (a)	26,000	252,421
Fuji Machine Manufacturing Co., Ltd.	36,600	343,120
Fuji Oil Co., Ltd.	38,600	495,157
Fuji Pharma Co., Ltd.	3,500	61,829
Fuji Seal International, Inc.	8,900	262,409
Fujibo Holdings, Inc.	72,000	204,179
Fujikura, Ltd.	113,000	471,246
Fujimori Kogyo Co., Ltd.	7,500	212,061
Fujitec Co., Ltd.	33,700	361,468
Fujitsu General, Ltd.	28,000	272,071
Fukuda Corp.	20,000	170,983
Fukuda Denshi Co., Ltd.	4,900	248,484
Fukuoka REIT Corp.	1,137	2,113,827
Fukuyama Transporting Co., Ltd. (a)	94,000	510,397
Furukawa Co., Ltd.	152,387	265,640
Furukawa Electric Co., Ltd. (a)	324,000	543,175
Furuya Metal Co., Ltd.	1,100	26,607
Fuso Pharmaceutical Industries, Ltd.	22,000	54,681
Futaba Corp.	11,400	167,251
Fuyo General Lease Co., Ltd.	9,300	324,622
Global One Real Estate Investment Corp.	52	198,207
GLOBERIDE, Inc.	68,000	117,970

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

GMO Internet, Inc.	28,600	$245,221
GMO Payment Gateway, Inc.	6,200	117,386
GNI Group, Ltd. (a)(b)	46,000	123,158
Gree, Inc. (a)	43,500	262,680
Gulliver International Co., Ltd. (a)	28,900	200,549
Gurunavi, Inc.	11,500	160,661
Hankyu REIT, Inc.	85	108,612
Hanwa Co., Ltd.	85,000	302,723
Happinet Corp. (a)	3,700	46,568
Harmonic Drive Systems, Inc.	14,200	209,870
Hazama Ando Corp.	86,300	560,721
Hearts United Group Co., Ltd. (a)	1,300	20,840
Heiwa Real Estate Co., Ltd.	14,100	216,154
Heiwa Real Estate REIT, Inc.	175	143,188
Heiwado Co., Ltd.	17,200	334,259
HI-LEX CORP.	6,800	188,582
Hibiya Engineering, Ltd.	7,500	103,090
Hirano Tecseed Co., Ltd. (a)	2,900	21,285
HIS Co., Ltd.	13,600	389,074
Hitachi Kokusai Electric, Inc.	19,372	274,515
Hitachi Maxell, Ltd. (a)	11,100	174,700
Hitachi Transport System, Ltd.	9,600	118,584
Hitachi Zosen Corp.	144,100	843,723
Hogy Medical Co., Ltd.	2,300	105,509
Hokkaido Electric Power Co., Inc. (b)	88,900	714,047
Hokkaido Gas Co., Ltd.	12,000	28,725
Hokuetsu Kishu Paper Co., Ltd. (a)	20,500	87,885
Hokuriku Electric Industry Co., Ltd.	33,000	48,167
Horiba, Ltd.	16,513	552,981
Hoshino Resorts REIT, Inc.	26	274,323
Hosiden Corp. (a)	110,900	622,509
House Foods Group, Inc.	29,500	512,765
Hulic Reit, Inc. (a)	210	318,954
IBJ Leasing Co., Ltd.	11,500	230,489
Ichigo Group Holdings Co., Ltd. (a)	15,600	32,528
Ichigo Real Estate Investment Corp.	378	295,098
Iino Kaiun Kaisha, Ltd.	103,880	585,703
Imasen Electric Industrial	9,500	134,305
Imperial Hotel, Ltd.	11,000	220,009
Inaba Denki Sangyo Co., Ltd.	3,000	97,711
Inabata & Co., Ltd.	3,400	30,995
Industrial & Infrastructure Fund Investment Corp.	136	629,551
Infomart Corp.	20,800	197,253
Intage Holdings, Inc.	4,000	58,618
Internet Initiative Japan, Inc.	14,200	292,302
Invincible Investment Corp.	1,103	462,746
Iriso Electronics Co., Ltd.	3,200	172,418
Iseki & Co., Ltd. (a)	56,000	106,960
Ishihara Sangyo Kaisha, Ltd. (b)	84,000	73,564
IT Holdings Corp.	36,008	546,299
Itfor, Inc.	11,600	45,086
Itoham Foods, Inc. (a)	58,000	306,218
Itoki Corp. (a)	27,100	140,139
Iwasaki Electric Co., Ltd.	27,000	54,272
Iwatani Corp. (a)	113,000	752,108
J Trust Co., Ltd. (a)	36,600	324,194
Jaccs Co., Ltd. (a)	73,000	373,235
Jafco Co., Ltd. (a)	11,800	409,917
Japan Asset Marketing Co., Ltd. (b)	52,700	69,449
Japan Cash Machine Co., Ltd. (a)	3,200	47,188
Japan Communications, Inc. (a)(b)	56,000	261,562
Japan Digital Laboratory Co., Ltd.	4,000	54,081
Japan Excellent, Inc.	628	840,686
Japan Hotel REIT Investment Corp.	1,225	786,730
Japan Logistics Fund, Inc.	806	1,811,727
Japan Pile Corp.	6,600	42,607
Japan Rental Housing Investments, Inc. (a)	48	39,595
Japan Securities Finance Co., Ltd.	24,300	123,836
Japan Tissue Engineering Co., Ltd. (b)	2,800	34,680
Japan Wind Development Co., Ltd. (b)	7,700	27,552
JCR Pharmaceuticals Co., Ltd.	3,800	74,514
Jeol, Ltd.	41,000	213,045
Jin Co., Ltd. (a)	6,600	165,970
Juki Corp. (a)	142,332	514,031
Justsystems Corp. (a)(b)	7,700	47,846
JVC Kenwood Corp. (a)(b)	73,200	160,570
K’s Holdings Corp. (a)	20,400	539,372
Kadokawa Dwango (a)(b)	21,200	336,845
Kaga Electronics Co., Ltd.	6,400	80,764
Kagome Co., Ltd. (a)	15,500	236,323
Kanamoto Co., Ltd.	15,600	426,123
Kandenko Co., Ltd.	25,000	144,293
Kanematsu Corp.	522,498	753,928
Kasai Kogyo Co., Ltd.	8,000	71,529
Katakura Industries Co., Ltd. (a)	70,274	743,212
Kato Sangyo Co., Ltd.	13,300	253,032
KAWADA TECHNOLOGIES, Inc. (a)	1,300	43,751
Kawai Musical Instruments Manufacturing Co., Ltd.	9,300	188,723
Keihin Corp.	12,000	179,657
Kenedix Office Investment Corp.	121	683,239
Kenedix Residential Investment Corp.	72	216,489
Kenedix, Inc. (a)	95,200	439,892
Kintetsu World Express, Inc.	3,000	116,102
Kissei Pharmaceutical Co., Ltd.	7,900	208,874
Kitano Construction Corp.	15,000	48,542
Kito Corp. (a)	14,200	141,532
Kitz Corp.	166,400	685,613
KLab, Inc. (a)(b)	14,700	160,003
Komeri Co., Ltd.	10,000	218,775
Komori Corp. (a)	67,436	774,506
Kumagai Gumi Co., Ltd. (a)(b)	151,000	489,920
Kurabo Industries, Ltd.	599,600	935,195
Kureha Corp.	35,000	148,005
Kuroda Electric Co., Ltd.	6,500	90,321
Kusuri No Aoki Co., Ltd.	1,800	98,336
KYB Co., Ltd.	213,832	922,066
Kyoei Steel, Ltd.	4,000	69,661
Kyokuto Kaihatsu Kogyo Co., Ltd.	15,000	180,283
Kyokuyo Co., Ltd.	22,000	50,461
KYORIN Holdings, Inc.	28,600	533,619
Kyosan Electric Manufacturing Co., Ltd.	12,000	37,533
Kyowa Exeo Corp.	61,480	662,002
Kyudenko Corp.	17,000	190,425
Lasertec Corp.	4,900	56,195
Leopalace21 Corp. (b)	118,800	757,022

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Life Corp.	12,800	$181,065
Lintec Corp.	11,500	256,962
Lion Corp. (a)	107,000	562,242
Maeda Corp. (a)	72,000	592,719
Maeda Road Construction Co., Ltd.	15,000	224,196
Makino Milling Machine Co., Ltd.	108,000	811,610
Mandom Corp.	8,500	280,746
Mani, Inc.	3,900	233,880
Marudai Food Co., Ltd.	475,656	1,642,450
Maruha Nichiro Corp.	32,420	488,889
Marusan Securities Co., Ltd. (a)	92,938	632,532
Maruwa Co., Ltd. (a)	1,900	55,624
Marvelous, Inc. (a)	18,400	250,152
Matsumotokiyoshi Holdings Co., Ltd.	19,900	574,286
Matsuya Co., Ltd. (a)	26,000	348,922
Medinet Co., Ltd. (a)(b)	13,100	28,736
Megmilk Snow Brand Co., Ltd.	5,600	67,212
Meidensha Corp.	114,000	364,169
Meitec Corp.	11,300	337,412
Melco Holdings, Inc. (a)	4,000	59,786
Message Co., Ltd. (a)	3,500	96,480
Micronics Japan Co., Ltd. (a)	8,400	243,113
MID Reit, Inc.	39	98,236
Mirait Holdings Corp.	38,960	445,833
Mitani Corp.	4,400	100,922
Mitsuba Corp.	16,700	302,117
Mitsubishi Kakoki Kaisha, Ltd. (a)(b)	16,000	63,255
Mitsubishi Nichiyu Forklift Co., Ltd.	10,900	69,548
Mitsubishi Pencil Co., Ltd.	13,000	390,884
Mitsubishi Shokuhin Co., Ltd.	1,200	26,373
Mitsui Engineering & Shipbuilding Co., Ltd.	276,000	490,329
Mitsui Mining & Smelting Co., Ltd.	235,000	574,294
Mitsui Sugar Co., Ltd.	11,000	36,424
Mitsui-Soko Holdings Co., Ltd.	220,000	787,189
Mitsumi Electric Co., Ltd. (a)	52,400	420,878
Miura Co., Ltd. (a)	45,200	461,067
Miyaji Engineering Group, Inc. (a)	26,000	44,022
Miyoshi Oil & Fat Co., Ltd.	30,000	34,280
Mizuno Corp.	39,000	191,593
Mochida Pharmaceutical Co., Ltd.	3,100	168,839
Modec, Inc. (a)	9,000	152,984
Monex Group, Inc.	88,400	213,083
MonotaRO Co., Ltd. (a)	11,600	237,137
Morinaga & Co., Ltd.	95,000	250,386
Morinaga Milk Industry Co., Ltd.	94,000	326,152
Morita Holdings Corp.	20,000	199,174
MOS Food Services, Inc. (a)	4,700	87,183
Moshi Moshi Hotline, Inc.	21,100	196,226
Musashi Seimitsu Industry Co., Ltd.	6,100	117,019
Mutoh Holdings Co., Ltd. (a)	20,000	79,570
Nachi-Fujikoshi Corp.	81,000	503,991
Nagase & Co., Ltd.	55,500	669,824
Nakanishi, Inc.	23,880	1,017,781
Namura Shipbuilding Co., Ltd.	17,300	188,735
NanoCarrier Co., Ltd. (a)(b)	10,800	132,866
NEC Networks & System Integration Corp.	3,700	77,182
NET One Systems Co., Ltd. (a)	109,500	650,269
Neturen Co., Ltd.	123,383	833,565
Nichi-iko Pharmaceutical Co., Ltd.	24,000	375,328
Nichias Corp.	12,000	68,960
Nichicon Corp.	11,000	86,976
Nichii Gakkan Co. (a)	6,700	53,423
Nichirei Corp.	137,000	625,039
Nichireki Co., Ltd. (a)	12,000	89,578
Nifco, Inc.	18,800	614,671
Nihon Dempa Kogyo Co., Ltd.	24,400	197,610
Nihon M&A Center, Inc.	14,000	427,374
Nihon Nohyaku Co., Ltd.	11,100	129,336
Nihon Parkerizing Co., Ltd.	19,300	444,933
Nihon Trim Co., Ltd. (a)	1,500	32,203
Nihon Unisys, Ltd.	10,800	97,015
Nikkiso Co., Ltd.	58,740	548,720
Nippon Accommodations Fund, Inc.	190	751,950
Nippon Beet Sugar Manufacturing Co., Ltd.	33,000	57,250
Nippon Carbon Co., Ltd.	225,712	431,111
Nippon Chemi-Con Corp. (b)	69,000	201,426
Nippon Chemiphar Co., Ltd.	13,000	59,310
Nippon Coke & Engineering Co., Ltd.	33,600	31,668
Nippon Concrete Industries Co., Ltd. (a)	30,600	148,540
Nippon Densetsu Kogyo Co., Ltd.	21,700	293,569
Nippon Flour Mills Co., Ltd.	54,000	240,961
Nippon Gas Co., Ltd.	28,900	653,471
Nippon Koei Co., Ltd.	17,000	68,910
Nippon Konpo Unyu Soko Co., Ltd.	122,580	1,812,706
Nippon Light Metal Holdings Co., Ltd.	219,200	316,290
Nippon Paper Industries Co., Ltd. (a)	50,000	723,967
Nippon Parking Development Co., Ltd.	40,500	41,211
Nippon Seiki Co., Ltd.	53,200	1,213,579
Nippon Sheet Glass Co., Ltd. (a)	385,000	366,070
Nippon Shinyaku Co., Ltd. (a)	25,000	811,126
Nippon Soda Co., Ltd.	62,000	344,401
Nippon Steel & Sumikin Bussan Corp.	36,000	125,210
Nippon Suisan Kaisha, Ltd. (b)	111,999	352,172
Nippon Thompson Co., Ltd.	129,600	639,920
Nippon Yakin Kogyo Co., Ltd. (a)(b)	74,000	153,684
Nipro Corp. (a)	44,800	389,728
Nishi-Nippon Railroad Co., Ltd.	136,000	559,223
Nishimatsu Construction Co., Ltd.	113,000	468,418
Nishimatsuya Chain Co., Ltd. (a)	22,453	183,527
Nishio Rent All Co., Ltd.	7,000	232,954
Nissha Printing Co., Ltd.	21,900	370,069
Nisshin Steel Co., Ltd. (a)	48,900	473,930
Nisshinbo Holdings, Inc.	60,000	626,048
Nissin Electric Co., Ltd.	8,000	43,238
Nissin Kogyo Co., Ltd.	12,100	169,447
Nitto Boseki Co., Ltd.	123,153	446,821
Nitto Kogyo Corp.	8,500	166,888
NOF Corp.	222,600	1,418,461
Nohmi Bosai, Ltd.	15,600	207,271
Nomura Real Estate Office Fund, Inc.	169	838,692
Nomura Real Estate Residential Fund, Inc.	35	210,768
Noritsu Koki Co., Ltd.	9,800	54,519

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Noritz Corp. (a)	4,700	$77,422
North Pacific Bank, Ltd.	136,800	533,987
NS United Kaiun Kaisha, Ltd.	19,000	54,673
NSD Co., Ltd. (a)	16,108	237,532
Nuflare Technology, Inc.	1,000	37,992
Obara Group, Inc. (a)	3,500	157,054
Ohsho Food Service Corp.	6,600	240,836
Oiles Corp.	10,900	186,917
Okabe Co., Ltd.	19,900	182,078
Okamura Corp.	54,200	384,253
Okasan Securities Group, Inc.	85,682	653,897
Oki Electric Industry Co., Ltd.	489,000	946,228
OKUMA Corp.	66,000	526,811
Okumura Corp.	81,000	370,224
OncoTherapy Science, Inc. (a)(b)	20,000	97,585
Onward Holdings Co., Ltd. (a)	16,000	96,618
Orient Corp. (b)	185,700	306,673
OSAKA Titanium Technologies Co., Ltd. (a)	8,500	163,627
Osaki Electric Co., Ltd. (a)	9,000	62,980
OSG Corp.	43,440	707,967
Pacific Industrial Co., Ltd.	28,500	223,446
Pacific Metals Co., Ltd. (b)	74,000	225,280
Pal Co., Ltd.	5,700	157,363
Paramount Bed Holdings Co., Ltd.	5,600	149,464
Penta-Ocean Construction Co., Ltd. (a)	108,000	372,926
PeptiDream, Inc. (a)(b)	3,800	335,010
Pilot Corp.	9,000	520,205
Piolax, Inc.	5,300	228,100
Pioneer Corp. (a)(b)	155,000	298,636
Poletowin Pitcrew Holdings, Inc. (a)	2,800	19,290
Premier Investment Corp.	327	1,609,158
Raito Kogyo Co., Ltd.	13,700	120,666
Relo Holdings, Inc.	5,700	411,710
Rengo Co., Ltd.	197,000	816,623
ReproCELL, Inc. (a)(b)	20,200	130,236
Riso Kagaku Corp.	9,200	149,171
Rohto Pharmaceutical Co., Ltd.	43,400	544,785
Roland DG Corp.	4,400	146,979
Round One Corp.	21,300	125,069
Ryobi, Ltd.	37,000	100,913
Ryosan Co., Ltd.	3,500	76,980
Sagami Chain Co., Ltd.	20,000	178,823
Saibu Gas Co., Ltd.	113,000	247,875
Sakai Chemical Industry Co., Ltd.	251,765	802,154
San-A Co., Ltd.	9,900	337,308
San-Ai Oil Co., Ltd.	16,000	107,828
Sanden Corp.	56,000	303,132
Sangetsu Co., Ltd.	8,500	207,369
Sanix, Inc. (a)(b)	10,700	36,590
Sanken Electric Co., Ltd. (a)	66,000	533,967
Sankyo Tateyama, Inc.	4,400	81,324
Sankyu, Inc.	124,000	508,845
Sanwa Holdings Corp.	81,400	573,015
Sanyo Shokai, Ltd.	193,000	471,654
Sanyo Special Steel Co., Ltd.	209,937	707,407
Sapporo Holdings, Ltd.	216,000	922,407
Sato Holdings Corp.	38,140	874,807
SCREEN Holdings Co., Ltd.	156,000	930,314
Seika Corp.	22,000	50,277
Seikagaku Corp. (a)	19,200	313,714
Seiko Holdings Corp. (a)	57,000	322,807
Seino Holdings Co., Ltd.	62,000	629,851
Seiren Co., Ltd.	125,580	982,477
Sekisui House SI Residential Investment Corp.	252	286,270
Senko Co., Ltd. (a)	42,000	212,636
Senshu Ikeda Holdings, Inc.	97,260	444,543
Senshukai Co., Ltd.	16,300	113,792
Septeni Holdings Co., Ltd. (a)	6,900	66,931
Seria Co., Ltd.	7,600	253,555
Shibuya Kogyo Co., Ltd.	11,000	216,431
Shima Seiki Manufacturing, Ltd. (a)	49,445	907,286
Shimachu Co., Ltd.	37,660	920,337
Shindengen Electric Manufacturing Co., Ltd.	41,000	239,034
Shinkawa, Ltd. (b)	9,200	50,261
Shinkin Central Bank (Class A) Preference Shares	333	599,369
Shinko Electric Industries Co., Ltd.	25,700	176,842
Shinmaywa Industries, Ltd.	25,000	238,334
Shinsho Corp.	40,000	91,080
Ship Healthcare Holdings, Inc.	12,500	285,875
SHO-BOND Holdings Co., Ltd.	10,900	428,654
Shochiku Co., Ltd.	290,600	2,835,831
Showa Aircraft Industry Co., Ltd.	7,000	66,967
Showa Corp.	21,700	203,435
Showa Denko KK (a)	504,000	626,348
SIA Reit, Inc.	48	182,560
Sinanen Co., Ltd.	14,000	51,962
Sinfonia Technology Co., Ltd.	312,400	463,799
SK Kaken Co., Ltd.	3,000	232,453
SMK Corp. (a)	113,343	459,441
SMS Co., Ltd.	9,200	98,603
Sodick Co., Ltd.	23,300	191,810
Sogo Medical Co., Ltd. (a)	1,100	56,057
Sosei Group Corp. (a)(b)	6,000	218,691
Sotetsu Holdings, Inc. (a)	172,000	714,425
Star Micronics Co., Ltd.	16,800	215,789
Starts Corp., Inc.	12,900	170,644
Starts Proceed Investment Corp.	68	119,501
Sumitomo Bakelite Co., Ltd.	54,000	212,136
Sumitomo Forestry Co., Ltd.	82,100	810,763
Sumitomo Mitsui Construction Co., Ltd. (b)	341,500	435,794
Sumitomo Osaka Cement Co., Ltd. (a)	170,793	491,460
Sumitomo Real Estate Sales Co., Ltd.	3,700	84,033
Sumitomo Seika Chemicals Co., Ltd.	11,000	74,223
Sun Corp. (a)	10,000	158,972
Sun Frontier Fudousan Co., Ltd. (a)	5,800	54,036
SWCC Showa Holdings Co., Ltd. (a)(b)	45,000	38,284
T RAD Co., Ltd.	15,000	31,528
Tabuchi Electric Co., Ltd. (a)	15,000	122,858
Tachi-S Co., Ltd. (a)	17,100	237,042
Taikisha, Ltd.	6,000	131,665
Taiko Pharmaceutical Co., Ltd.	4,200	70,482
Taiyo Holdings Co., Ltd.	4,600	164,978
Taiyo Yuden Co., Ltd.	55,700	659,229
Takaoka Toko Co., Ltd.	1,900	27,875

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Takara Bio, Inc. (a)	22,300	$265,044
Takara Holdings, Inc.	81,900	535,549
Takara Standard Co., Ltd.	51,000	371,350
Takasago International Corp.	242,694	1,103,201
Takasago Thermal Engineering Co., Ltd.	30,500	393,540
Takashima & Co., Ltd.	36,000	75,666
Takata Corp. (a)	14,600	177,911
Takeuchi Manufacturing Co., Ltd.	6,800	285,850
Takuma Co., Ltd.	33,000	222,119
Tamron Co., Ltd.	5,400	107,599
Tamura Corp. (a)	49,000	178,189
Tanseisha Co., Ltd. (a)	13,100	90,032
Teikoku Electric Manufacturing Co., Ltd.	3,600	39,605
Teikoku Sen-I Co., Ltd. (a)	12,400	278,624
Tekken Corp. (a)	70,000	270,320
The Awa Bank, Ltd.	113,000	609,792
The Bank of Iwate, Ltd.	1,800	78,068
The Bank of Nagoya, Ltd.	173,600	650,122
The Bank of Okinawa, Ltd.	41,400	1,695,433
The Daishi Bank, Ltd.	161,000	538,479
The Daito Bank, Ltd.	41,000	48,217
The Ehime Bank, Ltd. (a)	586,200	1,241,877
The Eighteenth Bank, Ltd.	606,730	1,710,453
The Higo Bank, Ltd.	107,000	572,951
The Hokkoku Bank, Ltd.	132,000	427,174
The Hokuetsu Bank, Ltd.	865,000	1,580,008
The Hyakujushi Bank, Ltd.	138,000	455,799
The Japan Steel Works, Ltd. (a)	141,000	503,340
The Juroku Bank, Ltd.	80,000	285,583
The Kagoshima Bank, Ltd.	49,000	310,196
The Keiyo Bank, Ltd.	128,000	721,698
The Kiyo Bank, Ltd.	89,760	1,149,186
The Michinoku Bank, Ltd.	583,200	1,089,593
The Minato Bank, Ltd.	582,800	1,035,376
The Miyazaki Bank, Ltd.	565,800	1,779,112
The Monogatari Corp.	1,400	43,788
The Musashino Bank, Ltd.	31,080	1,045,980
The Nanto Bank, Ltd.	115,000	399,016
The Nippon Signal Co., Ltd.	29,800	315,908
The Ogaki Kyoritsu Bank, Ltd.	19,000	57,684
The Oita Bank, Ltd.	321,800	1,148,758
The Okinawa Electric Power Co., Inc.	2,000	63,639
The San-In Godo Bank, Ltd.	10,000	75,816
The Shiga Bank, Ltd.	116,000	624,046
The Sumitomo Warehouse Co., Ltd.	48,000	260,228
The Tochigi Bank, Ltd.	214,000	956,704
The Toho Bank, Ltd.	87,000	294,608
Toa Corp. (g)	33,000	56,975
Toa Corp. (g)	16,700	171,882
Toagosei Co., Ltd.	373,418	1,494,980
Tobishima Corp. (a)(b)	27,200	64,203
TOC Co., Ltd.	146,360	830,100
Toda Corp.	117,000	466,458
Toei Co., Ltd.	257,400	1,481,346
Toho Holdings Co., Ltd. (a)	62,719	918,069
Toho Zinc Co., Ltd.	53,000	177,705
Tokai Carbon Co., Ltd.	114,000	337,545
Tokai Corp.	1,600	48,175
TOKAI Holdings Corp.	53,600	245,435
Tokai Rika Co., Ltd.	16,200	344,146
Toko, Inc.	17,000	46,649
Tokuyama Corp. (a)	203,000	414,821
Tokyo Dome Corp.	77,000	341,666
Tokyo Ohka Kogyo Co., Ltd.	15,600	481,421
Tokyo Seimitsu Co., Ltd.	19,700	400,753
Tokyo Steel Manufacturing Co., Ltd. (a)	47,900	298,838
Tokyo Tekko Co., Ltd.	9,000	42,112
Tokyo TY Financial Group, Inc. (a)(b)	15,800	440,811
Tokyotokeiba Co., Ltd. (a)	73,000	182,051
Tokyu Construction Co., Ltd.	13,900	65,967
Tokyu REIT, Inc.	269	367,058
Tomoe Engineering Co., Ltd.	2,800	40,239
TOMONY Holdings, Inc.	201,180	872,543
Tomy Co., Ltd. (a)	49,200	260,578
Top REIT, Inc.	92	413,595
Topre Corp.	21,500	311,485
Topy Industries, Ltd. (a)	435,981	869,089
Torii Pharmaceutical Co., Ltd.	3,700	91,069
Torishima Pump Manufacturing Co., Ltd. (a)	5,600	40,495
Toshiba Machine Co., Ltd.	51,000	204,604
Toshiba Plant Systems & Services Corp.	10,900	170,189
Toshiba TEC Corp.	54,000	374,728
Totetsu Kogyo Co., Ltd.	12,300	282,635
Towa Pharmaceutical Co., Ltd. (a)	2,800	125,176
Toyo Construction Co., Ltd.	9,700	42,070
Toyo Corp./Chuo-ku (a)	127,268	1,077,418
Toyo Engineering Corp. (a)	58,000	214,788
Toyo Ink SC Holdings Co., Ltd.	58,000	287,835
Toyo Wharf & Warehouse Co., Ltd.	31,000	51,970
Toyobo Co., Ltd.	363,788	491,544
TPR Co., Ltd.	13,800	354,510
Trusco Nakayama Corp.	9,900	258,864
TS Tech Co., Ltd.	19,200	453,357
TSI Holdings Co., Ltd.	60,700	359,962
Tsubakimoto Chain Co.	60,000	488,427
Tsukui Corp.	4,300	36,941
Tsumura & Co. (a)	25,600	571,593
Tsurumi Manufacturing Co., Ltd.	11,000	176,338
UACJ Corp. (a)	115,000	299,262
Ube Industries, Ltd.	296,000	444,389
Ulvac, Inc. (a)(b)	32,000	492,698
UMN Pharma, Inc. (a)(b)	4,600	112,070
Unipres Corp.	14,900	246,314
United Arrows, Ltd. (a)	11,300	318,091
UNITED, Inc. (a)	3,700	58,635
Unitika, Ltd. (b)	980,000	506,777
UNY Group Holdings Co., Ltd. (a)	69,600	355,851
Usen Corp. (b)	44,110	123,616
Ushio, Inc.	38,900	411,403
UT Holdings Co., Ltd. (a)	11,100	47,401
Valor Co., Ltd.	29,600	530,551
VT Holdings Co., Ltd.	20,700	82,009
Wacoal Holdings Corp.	70,000	713,458
Wacom Co., Ltd. (a)	67,000	260,970
Wakachiku Construction Co., Ltd. (a)	38,000	65,924
Wakita & Co., Ltd.	11,000	104,225

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Welcia Holdings Co., Ltd.	11,700	$348,868
WirelessGate, Inc. (a)	4,300	107,953
Xebio Co., Ltd.	8,000	134,117
YAMABIKO Corp.	5,200	227,266
Yamazen Corp.	43,100	309,154
Yaoko Co., Ltd.	7,200	418,566
Yodogawa Steel Works, Ltd.	340,200	1,276,867
Yokogawa Bridge Holdings Corp.	15,900	182,878
Yondoshi Holdings, Inc. (a)	12,200	191,606
Yorozu Corp. (a)	12,200	203,817
Yoshinoya Holdings Co., Ltd.	28,700	331,297
Yushin Precision Equipment Co., Ltd.	1,400	26,857
Zenkoku Hosho Co., Ltd.	23,200	664,682
Zenrin Co., Ltd.	53,077	612,691
Zensho Holdings Co., Ltd. (a)	18,200	150,130
ZERIA Pharmaceutical Co., Ltd.	16,600	278,847

		205,534,634

LUXEMBOURG — 0.2%
BRAAS Monier Building Group SA (b)	8,003	155,090
Grand City Properties SA (a)(b)	21,937	323,051
Oriflame Cosmetics SA SDR (a)	11,722	162,468
Prospector Offshore Drilling SA (b)	12,411	24,002
SAF-Holland SA	14,675	197,108
Stabilus SA (b)	5,573	171,861

		1,033,580

MALTA — 0.1%
Kambi Group PLC (b)	4,743	46,047
Unibet Group PLC, SDR	11,845	745,207

		791,254

MONGOLIA — 0.0% (d)
Mongolian Mining Corp. (a)(b)	1,157,500	50,749

NETHERLANDS — 1.6%
Amsterdam Commodities NV	14,625	336,420
AVG Technologies NV (b)	20,474	404,157
BE Semiconductor Industries NV	12,703	284,830
Beter Bed Holding NV	11,768	244,855
BinckBank NV	38,831	331,215
Bravofly Rumbo Group NV (b)	1,468	22,087
Cimpress NV (a)(b)	12,406	928,465
Corbion NV	36,760	614,511
Euronext NV (b)(f)	30,642	993,515
Exact Holding NV	25,671	984,703
Grontmij (a)(b)	7,508	32,079
IMCD Group NV (b)	11,785	402,144
InterXion Holding NV (a)(b)	14,468	395,555
Koninklijke BAM Groep NV (a)	136,026	424,005
Koninklijke Ten Cate NV (a)	10,549	238,574
Koninklijke Wessanen NV	28,231	179,413
Nieuwe Steen Investments NV	10,664	47,512
Royal Imtech NV (a)(b)	49,329	229,809
Sligro Food Group NV	8,954	338,587
TKH Group NV	14,377	458,582
TomTom NV (b)	38,553	257,934
USG People NV	29,677	335,154
VastNed Retail NV	5,246	237,730
Wereldhave NV	15,820	1,091,151

		9,812,987

NEW ZEALAND — 1.6%
a2 Milk Co., Ltd. (a)(b)	184,759	83,756
Air New Zealand, Ltd.	225,207	434,774
Argosy Property, Ltd.	306,451	258,684
Chorus, Ltd. (a)(b)	134,385	279,394
DNZ Property Fund, Ltd.	238,956	356,727
Ebos Group, Ltd.	27,915	214,911
Freightways, Ltd.	75,779	343,527
Genesis Energy, Ltd. (a)	175,532	297,715
Goodman Property Trust	350,986	312,737
Heartland New Zealand, Ltd. (a)	226,394	199,953
Infratil, Ltd. (a)	290,768	681,793
Kathmandu Holdings, Ltd. (a)	73,327	123,795
Kiwi Income Property Group, Ltd.	449,871	436,008
Mainfreight, Ltd.	55,381	688,244
Meridian Energy, Ltd. (a)	584,653	804,258
Metlifecare, Ltd.	62,252	228,684
New Zealand Oil & Gas, Ltd. (a)	326,603	160,822
Nuplex Industries, Ltd.	131,476	306,230
NZX, Ltd.	232,951	213,027
PGG Wrightson, Ltd.	96,240	34,602
Port of Tauranga, Ltd.	22,476	296,008
Precinct Properties New Zealand, Ltd.	251,421	233,848
Property for Industry, Ltd.	201,937	239,118
Restaurant Brands New Zealand, Ltd.	113,816	326,478
Skellerup Holdings, Ltd.	139,932	155,306
Sky City Entertainment Group, Ltd.	273,304	828,824
Steel & Tube Holdings, Ltd.	15,185	34,537
Summerset Group Holdings, Ltd. (a)	57,659	124,833
The Warehouse Group, Ltd. (a)	60,246	146,915
Tower, Ltd. (a)	127,406	214,098
Trade Me Group, Ltd.	192,804	550,039
Vital Healthcare Property Trust	200,408	245,923
Z Energy, Ltd. (a)	67,634	244,754

		10,100,322

NORWAY — 1.4%
Archer, Ltd. (a)(b)	91,435	49,269
Atea ASA	38,140	391,699
Austevoll Seafood ASA	33,337	206,757
Avance Gas Holding, Ltd. (f)	6,063	82,484
Bakkafrost P/F	19,517	436,022
Borregaard ASA	51,237	379,278
BW LPG, Ltd. (a)(f)	26,475	185,032
BW Offshore, Ltd.	177,728	178,023
Deep Sea Supply PLC	167,144	117,931
Dolphin Group AS (b)	112,253	43,419
Ekornes ASA	43,790	554,855
Electromagnetic GeoServices (a)(b)	50,442	27,046
Farstad Shipping ASA	3,432	23,231
Fred Olsen Energy ASA (a)	13,461	122,356
Frontline, Ltd. (a)(b)	19,091	47,870
Hexagon Composites ASA	49,327	150,003
Hoegh LNG Holdings, Ltd. (a)(b)	19,150	210,080
Kongsberg Automotive ASA (b)	192,657	148,009
Kvaerner ASA	47,870	56,760
Nordic Semiconductor ASA (a)(b)	77,357	486,992
Norwegian Air Shuttle AS (a)(b)	7,991	294,378
Norwegian Property ASA (b)	393,063	529,498
Petroleum Geo-Services ASA (a)	99,049	559,347
ProSafe SE (a)	110,977	340,441

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Protector Forsikring ASA	53,148	$273,624
REC Silicon ASA (a)(b)	844,375	200,914
REC Solar ASA (b)	21,339	290,305
Solstad Offshore ASA	10,436	109,962
SpareBank 1 SMN	29,535	230,448
Spectrum ASA	11,553	45,457
Thin Film Electronics ASA (b)	269,733	179,881
Tomra Systems ASA	108,656	833,302
Veidekke ASA	104,908	1,031,932
Wilh Wilhelmsen ASA (a)	4,014	24,627

		8,841,232

PANAMA — 0.0% (d)
Norstar Holdings, Inc.	6,951	163,243

PAPUA NEW GUINEA — 0.0% (d)
New Britain Palm Oil, Ltd.	19,767	203,423

PORTUGAL — 0.4%
Altri SGPS SA (a)	186,484	560,301
CTT-Correios de Portugal SA	17,911	173,754
Mota-Engil SGPS SA (a)	7,504	24,162
Portugal Telecom SGPS SA (a)	226,291	236,584
Semapa-Sociedade de Investimento e Gestao	106,773	1,295,237

		2,290,038

SINGAPORE — 3.0%
AIMS AMP Capital Industrial REIT	232,958	248,763
Ascendas Hospitality Trust	482,000	247,347
Ascendas India Trust	560,000	346,540
Ascott Residence Trust	389,600	373,400
AusGroup, Ltd. (a)(b)	224,000	50,713
Biosensors International Group, Ltd. (a)(b)	597,000	263,561
Boustead Singapore, Ltd.	289,000	390,393
Cache Logistics Trust (a)	465,000	407,064
Cambridge Industrial Trust	974,855	500,265
Cape PLC	17,017	63,814
CapitaRetail China Trust	315,147	384,094
CDL Hospitality Trusts (a)	378,000	496,355
China New Town Development Co., Ltd. (b)	419,000	16,759
China Yuchai International, Ltd.	20,434	388,246
CitySpring Infrastructure Trust (a)	698,000	279,179
Civmec, Ltd.	374,000	194,748
Cordlife Group, Ltd. (a)	234,000	157,165
Cosco Corp. Singapore, Ltd. (a)	527,000	222,715
Croesus Retail Trust (a)	173,000	120,764
CSE Global, Ltd. (a)	133,000	60,724
CWT, Ltd.	176,000	212,512
Ezra Holdings, Ltd. (a)	481,102	190,611
Far East Hospitality Trust	393,000	241,714
First Real Estate Investment Trust	517,558	490,178
Forterra Trust (b)	32,000	54,094
Fortune Real Estate Investment Trust (a)	428,000	432,700
Frasers Centrepoint Trust	248,000	354,660
Frasers Commercial Trust	292,357	312,192
Frasers Hospitality Trust (b)	194,000	130,300
GuocoLeisure, Ltd.	379,000	255,984
Haw Par Corp., Ltd.	67,986	437,130
Hong Fok Corp., Ltd.	230,000	143,197
Hotel Properties, Ltd.	30,000	91,465
Hyflux, Ltd. (a)	295,000	188,118
IGG, Inc. (a)	414,000	147,345
International Healthway Corp., Ltd. (a)(b)	140,000	29,054
Interra Resources, Ltd. (b)	252,000	30,998
ISDN Holdings, Ltd.	112,000	20,285
Jaya Holdings, Ltd.	104,000	2,590
K1 Ventures, Ltd.	247,000	34,857
Lian Beng Group, Ltd.	115,000	52,505
LionGold Corp., Ltd. (a)(b)	386,000	5,826
Lippo Malls Indonesia Retail Trust	1,150,000	295,072
Mapletree Greater China Commercial Trust	651,000	466,719
Mapletree Industrial Trust (a)	751,437	842,113
Metro Holdings, Ltd.	316,000	217,010
Mewah International, Inc.	192,000	56,509
OM Holdings, Ltd. (b)	84,190	22,736
OSIM International, Ltd. (a)	188,000	280,915
OUE Commercial Real Estate Investment Trust	112,000	68,040
OUE Hospitality Trust (a)	328,333	224,241
OUE, Ltd. (a)	86,000	132,398
Oxley Holdings, Ltd.	114,000	44,306
Pacific Radiance, Ltd.	212,000	126,390
Pan-United Corp., Ltd.	56,000	35,499
Parkway Life Real Estate Investment Trust	236,000	423,877
Petra Foods, Ltd.	169,000	484,643
Raffles Medical Group, Ltd.	141,000	413,923
Religare Health Trust	430,000	324,504
Rotary Engineering, Ltd.	100,000	43,770
Rowsley, Ltd. (a)(b)	1,536,000	224,877
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust (a)	373,729	265,116
Saizen REIT	41,000	26,609
Sinarmas Land, Ltd.	558,000	246,344
Sino Grandness Food Industry Group, Ltd. (a)(b)	167,000	56,713
SMRT Corp., Ltd.	331,000	394,672
Soilbuild Business Space REIT	241,000	143,680
Stamford Land Corp., Ltd.	64,000	26,805
Starhill Global REIT	696,000	420,195
STATS ChipPAC, Ltd. (a)(b)	95,000	34,412
Super Group, Ltd. (a)	230,000	198,740
Swiber Holdings, Ltd. (a)	194,000	39,529
Tat Hong Holdings, Ltd.	73,000	41,318
Technics Oil & Gas, Ltd. (a)(b)	115,000	63,354
Tiger Airways Holdings, Ltd. (a)(b)	297,850	59,565
Tuan Sing Holdings, Ltd.	178,274	53,142
UMS Holdings, Ltd.	311,000	119,697
United Engineers, Ltd.	269,000	592,770
United Envirotech, Ltd. (a)	414,000	503,011
Venture Corp., Ltd.	75,000	445,438
Wing Tai Holdings, Ltd. (a)	527,299	650,618
XP Power, Ltd.	2,464	53,711
Yoma Strategic Holdings, Ltd. (a)(b)	511,000	254,517
Yongnam Holdings, Ltd.	421,000	60,048

		18,548,470

SOUTH KOREA — 7.5%
3S Korea Co., Ltd. (b)	14,981	32,643

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Able C&C Co., Ltd. (b)	7,157	$151,716
Actoz Soft Co., Ltd. (b)	943	28,741
Advanced Process Systems Corp. (b)	5,721	31,750
Ahnlab, Inc. (b)	1,945	63,704
AJ Rent A Car Co., Ltd. (b)	2,576	38,201
AK Holdings, Inc. (b)	1,711	124,844
Amicogen, Inc. (b)	1,696	64,189
Aminologics Co., Ltd. (b)	20,430	22,397
Asiana Airlines, Inc. (b)	38,904	252,364
Binex Co., Ltd. (b)	13,424	106,620
Binggrae Co., Ltd. (b)	3,618	248,189
Bioland, Ltd. (b)	3,513	64,881
Bioneer Corp. (b)	3,278	21,830
Boryung Pharmaceutical Co., Ltd. (b)	2,921	106,965
Bukwang Pharmaceutical Co., Ltd.	7,981	129,247
Celltrion Pharm, Inc. (b)	6,953	57,881
Chabiotech Co., Ltd. (a)(b)	23,615	275,005
Chadiostech Co., Ltd. (b)	8,902	23,568
Chemtronics Co., Ltd. (b)	2,332	19,201
Choa Pharmaceutical Co. (b)	16,119	52,061
Chong Kun Dang Pharmaceutical Corp. (b)	3,098	184,051
Chongkundang Holdings Corp. (b)	1,763	95,917
CJ CGV Co., Ltd. (a)(b)	6,086	298,998
CJ E&M Corp. (b)	12,183	423,410
CJ Freshway Corp. (b)	1,512	63,416
CNK International Co., Ltd. (b)(e)	16,071	0
Com2uSCorp (a)(b)	4,848	597,647
Corentec Co., Ltd. (b)	2,424	39,917
Cosmax BTI, Inc. (a)(b)	5,633	232,669
Cosmax, Inc. (b)	4,986	452,262
Crown Confectionery Co., Ltd. (b)	251	43,274
CrucialTec Co., Ltd. (b)	5,668	52,341
CrystalGenomics, Inc. (b)	4,766	48,347
CTC BIO, Inc. (b)	5,736	89,238
Cuckoo Electronics Co., Ltd. (b)	1,445	234,008
D.I Corp. (b)	8,280	51,978
Dae Han Flour Mills Co., Ltd. (b)	429	60,692
Daeduck GDS Co., Ltd. (b)	2,958	32,832
Daesang Corp. (b)	14,130	429,370
Daesang Holdings Co., Ltd. (b)	4,444	67,924
Daewon Pharmaceutical Co., Ltd. (b)	7,748	102,917
Daewoong Pharmaceutical Co., Ltd. (b)	1,537	93,969
Daou Technology, Inc. (b)	5,997	65,200
Digital Power Communications Co., Ltd. (b)	12,448	40,770
Dong-A Socio Holdings Co., Ltd. (b)	3,670	405,682
Dong-A ST Co., Ltd. (b)	6,190	516,420
Dongbu HiTek Co., Ltd. (b)	6,538	27,451
DongKook Pharmaceutical Co., Ltd. (b)	2,838	88,950
Dongkuk Steel Mill Co., Ltd. (a)(b)	47,139	251,317
Dongsuh Co., Inc. (b)	29,903	614,846
Dongsung Finetec Co., Ltd. (b)	3,864	27,491
Dongwha Pharm Co., Ltd. (b)	27,885	141,309
Dongwon F&B Co., Ltd. (b)	352	93,352
Dongwon Industries Co., Ltd. (b)	988	279,551
Duksan Hi-Metal Co., Ltd. (b)	2,336	23,697
EG Corp. (b)	2,093	32,371
EM-Tech Co., Ltd. (b)	4,229	43,092
Eo Technics Co., Ltd. (a)(b)	5,495	626,414
Eugene Investment & Securities Co., Ltd. (a)(b)	263,161	470,465
Eugene Technology Co., Ltd.	3,411	50,118
Eusu Holdings Co., Ltd. (b)	6,470	49,092
Fila Korea, Ltd. (b)	6,013	609,971
Gamevil, Inc. (b)	2,916	320,212
GemVax & Kael Co., Ltd. (a)(b)	11,592	163,468
Genic Co., Ltd. (b)	2,593	52,136
Golfzon Co., Ltd. (b)	11,893	273,210
Green Cross Cell Corp. (b)	1,595	38,745
Green Cross Corp. (b)	4,403	548,798
Green Cross Holdings Corp. (b)	11,544	219,506
GS Global Corp. (b)	5,634	43,825
GS Home Shopping, Inc. (b)	2,154	435,053
GS Retail Co., Ltd. (b)	14,791	345,166
Haesung Industrial Co., Ltd. (b)	587	11,188
Halla Holdings Corp. (b)	2,329	147,264
Hana Tour Service, Inc.	4,010	284,201
Hanall Biopharma Co., Ltd. (b)	14,207	49,634
Hancom, Inc. (b)	5,537	101,758
Hanil Cement Co., Ltd. (b)	1,490	197,239
Hanil E-Hwa Co., Ltd. (b)	4,733	59,208
Hanjin Heavy Industries & Construction Co., Ltd. (a)(b)	32,655	132,058
Hanjin Kal Corp. (b)	7,286	203,503
Hanjin Shipping Co., Ltd. (b)	60,874	333,404
Hanjin Transportation Co., Ltd. (b)	3,620	178,505
Hankook Shell Oil Co., Ltd.	266	98,375
Hanmi Pharm Co., Ltd. (a)(b)	7,697	714,274
Hanmi Science Co., Ltd. (b)	17,209	241,895
Hanmi Semiconductor Co., Ltd. (b)	5,006	73,782
Hansae Co., Ltd. (a)(b)	13,327	481,355
Hansol Chemical Co., Ltd. (b)	1,356	48,052
Hansol Logistics Co., Ltd. (b)	23,786	49,773
Hansol Paper Co. (b)	59,347	575,031
Hansol Technics Co., Ltd. (b)	2,892	38,151
Hanwha Investment & Securities Co., Ltd. (b)	118,646	402,089
Harim Co., Ltd. (a)(b)	11,168	43,081
Heung-A Shipping Co., Ltd. (a)(b)	36,224	93,761
Hite Jinro Co., Ltd. (a)(b)	28,135	595,131
Humax Co., Ltd. (b)	28,060	353,574
Huons Co., Ltd.	3,687	182,144
Hwa Shin Co., Ltd. (b)	2,932	19,420
Hyundai BNG Steel Co., Ltd. (b)	2,240	34,441
Hyundai Corp. (b)	3,637	99,268
Hyundai Elevator Co., Ltd. (b)	5,856	309,542
Hyundai Engineering Plastics Co., Ltd. (b)	4,620	30,011
Hyundai Greenfood Co., Ltd. (b)	37,581	647,919
Hyundai Home Shopping Network Corp. (b)	3,447	432,776
Hyundai Hy Communications & Networks Co., Ltd. (b)	6,754	27,252
Hyundai Hysco Co., Ltd. (b)	2,420	160,064
Hyundai Rotem Co., Ltd. (a)(b)	21,208	384,933
Hyundai Securities Co., Ltd. (a)(b)	75,569	475,765
i-SENS, Inc. (b)	1,532	87,949
Il Dong Pharmaceutical Co., Ltd. (b)	8,054	110,279
Iljin Display Co., Ltd. (b)	5,172	32,091

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Ilyang Pharmaceutical Co., Ltd.	3,600	$77,296
iMarketKorea, Inc. (a)	7,090	183,192
Infraware, Inc. (b)	7,396	47,909
InkTec Co., Ltd. (b)	1,544	16,576
Innox Corp. (b)	3,163	42,446
Interpark Corp. (a)(b)	28,163	235,727
iNtRON Biotechnology, Inc. (b)	4,221	52,995
JB Financial Group Co., Ltd. (a)(b)	265,641	1,471,822
Jeil Pharmaceutical Co. (b)	5,860	115,425
Jenax, Inc. (b)	6,349	51,987
JoyCity Corp. (b)	1,330	24,443
Jusung Engineering Co., Ltd. (b)	7,220	22,005
JW Pharmaceutical Corp. (b)	7,898	103,472
JYP Entertainment Corp. (b)	11,162	42,296
KC Green Holdings Co., Ltd. (b)	4,926	47,281
KCP Co., Ltd. (b)	5,720	138,947
Kginicis Co., Ltd. (a)(b)	4,884	79,537
KGMobilians Co., Ltd. (b)	2,664	35,265
KH Vatec Co., Ltd. (b)	4,241	161,861
Koh Young Technology, Inc. (b)	2,557	99,567
Kolao Holdings (a)(b)	15,396	274,541
Kolon Industries, Inc. (b)	7,911	347,993
Kolon Life Science, Inc. (b)	1,745	78,348
Komipharm International Co., Ltd. (b)	12,243	98,020
KONA I Co., Ltd. (a)	5,397	165,472
Korea Electric Terminal Co., Ltd.	2,280	140,017
Korea Kolmar Co., Ltd. (a)(b)	8,758	350,989
Korea Line Corp. (b)	3,490	74,299
Korea Petrochemical Ind Co., Ltd. (b)	612	39,477
Korea Real Estate Investment & Trust Co., Ltd. (b)	46,792	158,577
Korea United Pharm, Inc. (b)	6,196	75,537
Korean Reinsurance Co. (b)	81,255	798,393
Kortek Corp. (b)	5,967	54,287
KT Skylife Co., Ltd. (b)	13,320	222,374
Ktis Corp. (b)	12,302	38,669
Kumho Industrial Co., Ltd. (a)(b)	6,734	139,073
Kumho Tire Co., Inc. (b)	55,634	489,452
Kwang Dong Pharmaceutical Co., Ltd. (b)	15,427	147,372
KyungDong City Gas Co., Ltd. (b)	464	46,858
Kyungdong Pharm Co., Ltd.	6,143	136,927
LEENO Industrial, Inc.	3,061	106,661
LF Corp. (b)	11,042	300,374
LG Hausys, Ltd. (b)	3,400	501,114
LG International Corp. (a)(b)	33,283	869,055
LG Life Sciences, Ltd. (a)(b)	4,506	148,813
LIG Insurance Co., Ltd. (b)	35,071	874,262
Lock & Lock Co., Ltd. (a)(b)	3,008	31,198
Logistics Energy Korea Co., Ltd. (b)	20,333	36,628
Lotte Food Co., Ltd. (b)	655	345,631
LOTTE Himart Co., Ltd. (a)(b)	3,770	231,520
LS Industrial Systems Co., Ltd. (a)(b)	9,860	536,440
Lumens Co., Ltd. (a)(b)	13,304	85,332
Macrogen, Inc. (b)	1,995	70,242
Maeil Dairy Industry Co., Ltd. (b)	1,345	45,582
Mando Corp. (b)	2,574	429,723
Medipost Co., Ltd. (a)(b)	4,964	202,778
Medy-Tox, Inc.	2,237	651,267
MegaStudy Co., Ltd. (b)	5,627	272,865
Melfas, Inc. (b)	13,090	71,693
Meritz Financial Group, Inc. (b)	8	66
Meritz Fire & Marine Insurance Co., Ltd. (b)	47,759	540,963
Meritz Securities Co., Ltd. (b)	125,483	449,234
Mirae Asset Securities Co., Ltd. (b)	16,746	654,361
Mirae Corp. (b)	194,561	26,729
Modetour Network, Inc. (b)	2,757	60,701
Muhak Co., Ltd. (b)	3,669	125,343
Naturalendo Tech Co., Ltd. (a)(b)	9,579	396,964
Neowiz Games Corp. (a)(b)	10,438	216,044
NEPES Corp. (a)(b)	5,225	40,787
Nexen Tire Corp. (b)	23,264	269,859
NHN Entertainment Corp. (a)(b)	7,214	574,285
NICE Holdings Co., Ltd. (b)	4,810	66,736
NongShim Co., Ltd. (b)	2,461	565,348
Opto Device Technology Co., Ltd. (b)	5,421	43,204
Osstem Implant Co., Ltd. (b)	2,732	88,610
Pan Ocean Co., Ltd. (a)(b)	66,378	157,317
Partron Co., Ltd. (a)	21,784	232,873
Pharmicell Co., Ltd. (b)	8,809	26,327
Poongsan Corp. (b)	16,338	372,349
Posco ICT Co., Ltd. (b)	7,113	34,298
Power Logics Co., Ltd. (b)	13,954	46,084
Redrover Co., Ltd. (b)	9,428	49,149
S&T Dynamics Co., Ltd. (b)	6,558	50,834
S-Energy Co., Ltd. (b)	4,693	29,290
Sajo Industries Co., Ltd. (b)	1,100	39,831
Sam Yung Trading Co., Ltd. (b)	5,016	109,068
Samchully Co., Ltd. (b)	442	55,896
Samchuly Bicycle Co., Ltd. (b)	4,673	81,203
Samjin Pharmaceutical Co., Ltd. (b)	9,018	175,577
Samsung Fine Chemicals Co., Ltd. (a)(b)	12,825	381,547
Samyang Holdings Corp. (b)	4,320	352,549
Sansung Life & Science Co., Ltd. (b)	8,655	187,801
Sapphire Technology Co., Ltd. (a)(b)	2,400	29,587
SeAH Steel Corp. (b)	588	42,476
Sebang Co., Ltd. (b)	2,340	41,727
Seegene, Inc. (a)(b)	12,052	356,905
Seoul Semiconductor Co., Ltd. (a)(b)	20,712	380,642
SEOWONINTECH Co., Ltd.	2,613	26,269
Seoyeon Co., Ltd. (b)	2,170	23,888
SFA Engineering Corp. (a)(b)	18,980	857,351
Silicon Works Co., Ltd. (b)	1,672	38,029
Silla Co., Ltd. (b)	1,426	27,180
Sindoh Co., Ltd. (b)	768	47,373
SK Broadband Co., Ltd. (b)	150,842	601,090
SK Chemicals Co., Ltd. (a)(b)	6,235	363,044
SK Communications Co., Ltd. (b)	5,243	31,721
SKC Co., Ltd. (b)	12,329	298,368
SM Culture & Contents Co., Ltd. (b)	13,996	43,230
SM Entertainment Co. (a)(b)	7,969	246,505
Soulbrain Co., Ltd. (b)	1,619	47,356
Suheung Co., Ltd. (b)	1,386	62,923
SundayToz Corp. (a)(b)	10,220	159,927
Sungwoo Hitech Co., Ltd. (b)	25,214	268,393
Suprema, Inc. (b)	2,940	68,074
Synopex, Inc. (b)	27,076	40,399

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Taekwang Industrial Co., Ltd. (b)	464	$487,999
Taihan Electric Wire Co., Ltd. (b)(c)	26,608	29,049
Tera Semicon Co., Ltd. (b)	2,377	40,765
The Basic House Co., Ltd. (b)	1,768	23,565
Toray Chemical Korea, Inc. (b)	2,852	32,823
Tovis Co., Ltd.	6,779	101,147
Value Added Technologies Co., Ltd. (b)	3,240	77,083
Vieworks Co., Ltd. (b)	1,472	45,935
ViroMed Co., Ltd. (a)(b)	4,483	214,943
WeMade Entertainment Co., Ltd. (b)	2,013	69,227
Whanin Pharmaceutical Co., Ltd. (b)	7,748	162,129
Wins Co., Ltd. (b)	3,865	30,030
WiSoL Co., Ltd.	4,802	33,072
Wonik IPS Co., Ltd. (b)	40,189	510,064
Woojeon & Handan Co., Ltd. (b)	8,140	21,477
Woongjin Thinkbig Co., Ltd. (b)	7,300	50,475
Wooree ETI Co., Ltd. (b)	11,694	19,523
Woori Investment & Securities Co., Ltd. (b)	3	28
YG Entertainment, Inc. (a)(b)	5,987	240,755
Yuanta Securities Korea (a)(b)	85,130	286,568
Yuhan Corp. (b)	3,094	477,126
Yungjin Pharmaceutical Co., Ltd. (b)	47,765	56,710

		47,401,071

SPAIN — 0.9%
Construcciones y Auxiliar de Ferrocarriles SA	2,126	777,816
Faes Farma SA	224,632	466,164
Let’s GOWEX SA (a)(b)(e)	9,561	0
Merlin Properties Socimi SA (b)	39,473	479,076
NH Hotel Group SA (b)	16,471	79,225
Promotora de Informaciones SA (Class A) (b)	354,343	110,623
Tubacex SA	151,329	567,659
Tubos Reunidos SA	203,135	420,324
Vidrala SA	49,847	2,292,044
Zeltia SA (b)	165,974	536,234

		5,729,165

SWEDEN — 2.3%
Active Biotech AB (b)	8,248	19,808
AddTech AB (Class B)	24,450	331,851
AF AB (Class B)	27,996	450,611
Arcam AB (b)	8,025	148,644
Avanza Bank Holding AB	9,549	314,712
B&B Tools AB (Class B)	9,461	184,307
BE Group AB (b)	17,835	12,531
Beijer Alma AB	5,822	135,728
Beijer Ref AB	5,405	88,032
Betsson AB (b)	23,238	816,332
Bilia AB (Class A)	6,218	188,647
BioGaia AB (Class B)	3,689	84,588
Bufab Holding AB (b)	8,264	62,020
Byggmax Group AB	25,987	175,111
CDON Group AB (b)(g)	31,529	70,886
CDON Group AB (a)(b)(g)	60,988	136,338
Clas Ohlson AB (Class B)	12,867	221,484
Cloetta AB (Class B) (b)	103,722	299,443
Com Hem Holding AB (b)	39,122	314,845
Concentric AB	20,998	249,457
D. Carnegie Co. & AB (b)	30	174
Duni AB	12,895	191,080
Eniro AB (a)(b)	32,706	30,207
Fingerprint Cards AB (Class B) (a)(b)	17,633	78,386
Haldex AB	45,900	596,599
Hemfosa Fastigheter AB (b)	22,389	471,904
HIQ International AB (b)	6,456	33,895
Holmen AB (Class B)	23,492	798,546
Industrial & Financial Systems (Class B)	9,927	303,076
Indutrade AB	11,975	477,271
Investment AB Oresund (b)	7,336	155,562
KNOW IT AB	4,432	31,139
Kungsleden AB	64,436	465,064
Lagercrantz AB (Class B)	7,279	129,712
Lindab International AB (b)	19,623	164,439
Medivir AB (Class B) (a)(b)	10,616	133,238
Net Entertainment NE AB (Class B) (b)	12,332	414,309
New Wave Group AB (Class B)	157,898	774,539
Nobia AB	89,982	801,743
Nolato AB (Class B)	11,409	259,420
Nordnet AB (Class B)	49,127	176,972
Opus Group AB (a)	73,121	85,000
Orexo AB (a)(b)	7,381	127,758
Proact IT Group AB	2,219	22,252
Proffice AB (Class B)	20,100	53,150
Ratos AB (Class B)	52,254	314,195
Recipharm AB (Class B) (b)	7,999	137,434
Rezidor Hotel Group AB (b)	21,712	77,937
SAS AB (a)(b)	43,509	84,481
Semcon AB	4,071	25,690
SkiStar AB	2,489	27,741
Sweco AB (Class B)	10,129	137,154
Systemair AB	4,290	57,542
Tethys Oil AB (b)	8,304	64,707
Vostok Nafta Investment, Ltd. SDR (a)(b)	20,287	98,477
Wihlborgs Fastigheter AB	116,275	2,120,302

		14,226,470

SWITZERLAND — 2.8%
AFG Arbonia-Forster Holding AG (a)(b)	3,765	93,400
APG SGA SA	286	83,470
Ascom Holding AG	19,704	302,406
Autoneum Holding AG (b)	1,330	226,876
Basilea Pharmaceutica AG (a)(b)	8,105	751,649
Belimo Holding AG	1,212	2,817,612
Bell AG	79	194,628
Bobst Group SA	2,587	99,976
Bossard Holding AG (b)	1,880	206,797
Burckhardt Compression Holding AG	1,289	493,923
Cembra Money Bank AG	9,347	517,370
Comet Holding AG (b)	324	210,642
Conzzeta AG (b)	49	166,925
EFG International AG (b)	18,105	211,360
Emmi AG (b)	1,033	364,900
Evolva Holding SA (a)(b)	98,288	130,569
Gategroup Holding AG (b)	7,522	214,990
Gurit Holding AG (b)	64	24,765

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

HBM Healthcare Investments AG (Class A) (b)	2,920	$286,960
Huber & Suhner AG	5,880	280,493
Implenia AG (b)	4,684	272,230
Inficon Holding AG (b)	879	272,683
Interroll Holding AG (b)	372	196,735
Intershop Holdings AG	237	84,911
Kaba Holding AG (Class B) (b)	895	452,612
Kardex AG (b)	3,807	177,199
Komax Holding AG (b)	2,070	301,026
Kudelski SA	47,747	581,431
Kuoni Reisen Holding (Class B) (b)	1,497	453,853
LEM Holding SA	257	190,749
Leonteq AG (b)	1,884	455,050
MCH Group AG	394	25,694
Metall Zug AG (Class B)	62	150,063
Meyer Burger Technology AG (a)(b)	35,583	230,977
Micronas Semiconductor Holding AG (b)	35,351	202,077
Mobilezone Holding AG (b)	13,413	142,411
Mobimo Holding AG (b)	2,894	580,169
Myriad Group AG (a)(b)	25,717	110,513
Orascom Development Holding AG (b)	4,969	90,264
Orior AG (b)	5,380	297,250
Phoenix Mecano AG	110	50,923
Rieter Holding AG (b)	278	46,303
Santhera Pharmaceutical Holding AG (b)	2,001	171,273
Schmolz + Bickenbach AG (b)	172,765	187,779
Schweiter Technologies AG	318	249,625
Schweizerische National-Versicherungs-Gesellschaft AG (a)	7,776	649,532
Siegfried Holding AG (b)	1,631	265,911
Solvalor 61	523	125,006
Swissquote Group Holding SA	5,167	162,241
Tecan Group AG	4,364	496,283
U-Blox AG (b)	2,669	369,064
Valiant Holding AG	6,178	513,253
Valora Holding AG (b)	5,669	1,303,074
Vaudoise Assurances Holding SA	414	186,241
Zehnder Group AG	2,392	99,421

		17,823,537

UNITED ARAB EMIRATES — 0.0% (d)
Polarcus, Ltd. (b)	120,791	10,150

UNITED KINGDOM — 11.5%
4imprint Group PLC	7,659	96,135
A.G.BARR PLC	43,076	396,281
Acacia Mining PLC	35,899	142,961
Afren PLC (b)	483,622	356,533
Air Berlin PLC (a)(b)	20,065	27,145
Alent PLC	96,017	480,584
Allied Minds PLC (b)	84,271	482,236
Amarin Corp. PLC ADR (a)(b)	61,405	60,158
Anite PLC	134,133	166,272
AO World PLC (a)(b)	79,494	347,311
APR Energy PLC (a)	20,151	58,442
Arrow Global Group PLC	63,540	225,395
Asia Resource Minerals PLC (b)	12,651	4,833
Avon Rubber PLC	4,024	47,999
Betfair Group PLC (b)	34,765	852,139
Big Yellow Group PLC	54,260	514,398
Bloomsbury Publishing PLC	19,621	49,601
Bovis Homes Group PLC	55,038	759,060
Brammer PLC	52,043	277,121
Brewin Dolphin Holdings PLC	102,210	474,925
Cairn Energy PLC (b)	233,711	650,479
Card Factory PLC (b)	50,218	221,674
Centamin PLC	431,065	395,889
Chemring Group PLC	178,574	665,475
Chesnara PLC	47,007	248,656
Cineworld Group PLC	41,954	271,545
Circassia Pharmaceuticals PLC (b)	82,549	358,792
Clarkson PLC	3,478	102,794
Communisis PLC	48,295	37,558
Computacenter PLC	34,317	313,829
Connect Group PLC	65,805	158,014
Consort Medical PLC	10,870	146,609
Countrywide PLC	62,775	427,352
Cranswick PLC	19,470	420,467
Crest Nicholson Holdings PLC	83,184	503,773
CSR PLC	101,076	1,349,080
Daejan Holdings PLC	2,088	180,855
Dairy Crest Group PLC	59,706	464,552
Darty PLC	326,934	349,194
De La Rue PLC	34,821	282,604
Debenhams PLC	430,400	505,004
Dechra Pharmaceuticals PLC	26,634	347,391
Development Securities PLC	50,986	176,490
Devro PLC	57,837	275,056
Dialight PLC	6,440	81,337
Dignity PLC	13,932	414,711
Diploma PLC	44,764	494,870
Domino Printing Sciences PLC	47,666	490,533
Domino’s Pizza Group PLC	67,747	742,082
Doric Nimrod Air Three, Ltd. Preference Shares (c)	50,441	81,796
E2V Technologies PLC	96,235	259,969
Electrocomponents PLC	161,730	542,182
EnQuest PLC (b)	277,604	153,663
Enterprise Inns PLC (b)	402,801	719,765
esure Group PLC	105,221	335,022
Exova Group PLC (b)	53,101	132,476
F&C Commercial Property Trust, Ltd.	262,377	558,028
FDM Group Holdings PLC (b)	37,452	204,171
Fenner PLC	154,134	519,721
Fidessa Group PLC	17,700	659,610
Findel PLC (b)	28,176	98,521
Flybe Group PLC (b)	112,883	195,374
Fortune Oil PLC (b)	377,119	56,156
Foxtons Group PLC	88,758	221,779
Fuller Smith & Turner (Class A)	18,560	270,586
Galliford Try PLC	73,048	1,467,033
Games Workshop Group PLC	5,701	46,224
Gem Diamonds, Ltd. (b)	89,865	244,863
Genus PLC	31,307	610,681
Go-Ahead Group PLC	16,336	626,354
Grainger PLC	159,065	466,282
Greggs PLC	47,654	543,909

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Guinness Peat Group PLC (b)	535,460	$175,332
Gulf Keystone Petroleum, Ltd. (a)(b)	397,371	421,328
Gulf Marine Services PLC	77,777	121,274
Halfords Group PLC	79,979	585,625
Hansteen Holdings PLC (a)	160,869	269,898
Hardy Oil & Gas PLC (b)	17,716	17,403
Headlam Group PLC	18,105	124,213
Helical Bar PLC	38,237	228,200
HellermannTyton Group PLC	67,045	329,301
Hilton Food Group PLC	28,744	172,553
Hochschild Mining PLC (a)(b)	57,623	79,067
Hogg Robinson Group PLC	28,681	18,559
Homeserve PLC	126,450	663,665
Huntsworth PLC	67,840	51,832
IGAS Energy PLC (b)	30,689	16,868
Imagination Technologies Group PLC (b)	81,047	289,393
Infinis Energy PLC (a)	8,947	30,691
Innovation Group PLC	523,082	244,685
Intelligent Energy Holdings PLC (b)	44,748	111,637
Interserve PLC	87,609	761,569
IP Group PLC (b)	201,414	643,812
ITE Group PLC	284,523	709,828
J.D. Wetherspoon PLC	121,502	1,553,506
James Fisher & Sons PLC	18,452	344,968
JD Sports Fashion PLC	13,193	104,399
John Menzies PLC	19,313	107,055
Johnston Press PLC (b)	26,534	68,678
Just Retirement Group PLC	58,814	135,724
Kcom Group PLC	202,834	283,851
Keller Group PLC	51,934	712,607
Kier Group PLC	22,339	519,346
Laird PLC	186,354	903,680
Lamprell PLC (b)	108,737	205,153
Lancashire Holdings, Ltd.	56,532	493,626
Lavendon Group PLC	73,906	198,785
Londonmetric Property PLC	131,938	313,935
Lookers PLC	121,065	245,402
Low & Bonar PLC	82,555	64,684
LSL Property Services PLC	37,443	173,981
Luxfer Holdings PLC ADR	8,296	123,859
Marshalls PLC	95,949	350,084
Marston’s PLC	137,075	306,922
McBride PLC (b)	136,287	170,004
McColl’s Retail Group PLC	57,749	162,081
McKay Securities PLC	49,947	185,354
Mears Group PLC	31,792	186,142
Mecom Group PLC (b)	67,026	148,405
Micro Focus International PLC	63,327	1,066,422
Mitie Group PLC (a)	238,698	1,034,316
Moneysupermarket.com Group PLC	208,479	760,341
Morgan Advanced Materials PLC	165,568	818,373
Morgan Sindall PLC	61,044	590,134
Mothercare PLC (b)	55,617	151,761
Mucklow A & J Group PLC	13,582	95,697
NCC Group PLC	69,134	221,793
NMC Health PLC	11,403	81,789
Northgate PLC	45,053	426,411
Novae Group PLC	24,622	228,911
OneSavings Bank PLC (a)(b)	55,710	186,327
Optos PLC (b)	40,446	160,896
Oxford Immunotec Global PLC (a)(b)	2,562	34,894
Oxford Instruments PLC	21,838	434,149
Pace PLC	160,433	868,289
PayPoint PLC	78,188	1,097,232
Pendragon PLC	484,638	245,593
Petra Diamonds, Ltd. (b)	163,597	494,872
Petropavlovsk PLC (a)(b)	70,474	16,208
Pets at Home Group PLC	91,495	288,466
Photo-Me International PLC	46,803	102,807
Polypipe Group PLC	34,982	135,273
Poundland Group PLC (a)(b)	67,433	345,086
Premier Farnell PLC	339,104	930,596
Premier Foods PLC (a)(b)	417,421	208,276
Quintain Estates & Development PLC (b)	169,759	252,124
Rank Group PLC	12,487	31,474
Rathbone Brothers PLC	17,768	566,839
Raven Russia, Ltd. (b)	145,401	107,690
Redrow PLC	124,431	573,326
Renishaw PLC	17,690	540,629
Renold PLC (b)	77,824	70,078
Ricardo PLC	14,369	140,927
Robert Walters PLC	13,323	64,243
RPC Group PLC	54,113	419,347
RPS Group PLC	213,841	697,205
Safestore Holdings PLC	73,264	265,030
Salamander Energy PLC (b)	125,240	126,932
Savills PLC	40,732	431,877
SDL PLC (b)	43,090	278,831
Senior PLC	430,021	2,032,987
Shanks Group PLC	384,335	599,274
SIG PLC	291,199	791,413
Skyepharma PLC (b)	42,461	221,795
Speedy Hire PLC	173,352	213,536
Spire Healthcare Group PLC (b)(f)	77,278	457,884
Spirent Communications PLC	311,933	368,434
Spirit Pub Co. PLC	306,921	499,145
SSP Group PLC (b)	117,367	539,863
ST Modwen Properties PLC	66,234	398,436
St. Ives PLC	57,655	170,807
SThree PLC	53,581	246,566
Stobart Group, Ltd.	107,247	182,693
Stock Spirits Group PLC	83,316	285,803
Stolt-Nielsen, Ltd.	13,097	218,355
SuperGroup PLC (b)	18,596	258,063
SVG Capital PLC (b)	15,157	104,508
Synergy Health PLC	20,544	666,291
Synthomer PLC	118,354	437,368
Ted Baker PLC	9,708	336,197
Telecom Plus PLC	28,050	551,960
The Paragon Group of Cos. PLC	121,006	785,280
The Renewables Infrastructure Group, Ltd. (a)	88,989	144,306
The Unite Group PLC	218,192	1,582,004
The Vitec Group PLC	3,015	27,901
Topps Tiles PLC	24,453	43,276
Trinity Mirror PLC (b)	97,801	248,188
Tritax Big Box REIT PLC	125,285	210,979
Tullett Prebon PLC	205,828	911,141
Tyman PLC	57,959	284,900

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Urban & Civic PLC	34,442	$133,185
Vectura Group PLC (b)	143,464	288,009
Wilmington Group PLC	20,254	68,531
Wincanton PLC (b)	213,106	538,303
Workspace Group PLC	40,946	488,415
Xaar PLC	29,024	174,461
Xchanging PLC	107,385	260,369
Zeal Network SE	4,134	196,342
Zoopla Property Group PLC (a)(f)	131,020	401,436

		71,999,191

UNITED STATES — 0.2%
Diligent Board Member Services, Inc. (b)	54,565	224,328
Eros International PLC (b)	14,462	306,016
Kofax, Ltd. (b)	23,748	167,047
LivePerson, Inc. (b)	30,161	421,787
Magnachip Semiconductor Corp. (b)	22,541	292,808

		1,411,986

TOTAL COMMON STOCKS —
(Cost $729,011,004)		624,126,271

RIGHTS — 0.0% (d)
AUSTRALIA — 0.0% (d)
Boart Longyear, Ltd. (expiring 01/19/15) (b)	244,427	600

SPAIN — 0.0% (d)
Faes Farma SA (expiring 01/02/15) (a)(b)	224,632	16,853

UNITED KINGDOM — 0.0% (d)
RPC Group PLC (expiring 01/07/15) (b)	18,038	49,360

TOTAL RIGHTS —
(Cost $18,138)		66,813

WARRANTS — 0.0% (d)
HONG KONG — 0.0% (d)
HKC Holdings, Ltd. (expiring 10/17/15) (b)	276,200	1,710

ISRAEL — 0.0% (d)
Africa Israel Investments, Ltd. (expiring 03/31/15) (b)	3,032	35

SINGAPORE — 0.0% (d)
Interra Resources, Ltd. (expiring 12/08/15) (b)	25,700	155

TOTAL WARRANTS —
(Cost $0)		1,900

SHORT TERM INVESTMENTS — 26.6%
UNITED STATES — 26.6%
MONEY MARKET FUNDS — 26.6%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	84,872,933	84,872,933
State Street Institutional Liquid Reserves Fund 0.07% (i)(j)	82,404,129	82,404,129

TOTAL SHORT TERM INVESTMENT —
(Cost $167,277,062)		167,277,062

TOTAL INVESTMENTS — 126.0%
(Cost $896,306,204)		791,472,046
OTHER ASSETS & LIABILITIES — (26.0)%		(163,135,707)

NET ASSETS — 100.0%		$628,336,339

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(h)	Investments of cash collateral for securities loaned
(i)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(j)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)
SDR = Swedish Depositary Receipt

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	5.9%
Banks	5.2
Metals & Mining	4.5
Real Estate Management & Development	4.4
Machinery	4.3
Electronic Equipment, Instruments & Components	3.6
Hotels, Restaurants & Leisure	3.5
Capital Markets	3.5
Chemicals	3.4
Oil, Gas & Consumable Fuels	3.2
Media	3.1
Construction & Engineering	2.9
Specialty Retail	2.9
Food Products	2.9
Commercial Services & Supplies	2.9
Software	2.2
Semiconductors & Semiconductor Equipment	2.2
Auto Components	2.1
Pharmaceuticals	2.0
Trading Companies & Distributors	1.8
Textiles, Apparel & Luxury Goods	1.8
Building Products	1.7
Food & Staples Retailing	1.7
Biotechnology	1.6
Health Care Providers & Services	1.5
IT Services	1.4
Electrical Equipment	1.3
Household Durables	1.2
Road & Rail	1.2
Paper & Forest Products	1.2
Health Care Equipment & Supplies	1.1
Insurance	1.1
Communications Equipment	1.1
Energy Equipment & Services	0.9
Diversified Consumer Services	0.9
Diversified Telecommunication Services	0.9
Internet Software & Services	0.8
Containers & Packaging	0.8
Beverages	0.8
Industrial Conglomerates	0.7
Professional Services	0.7
Construction Materials	0.7
Diversified Financial Services	0.6
Internet & Catalog Retail	0.6
Personal Products	0.5
Airlines	0.5
Thrifts & Mortgage Finance	0.5
Air Freight & Logistics	0.4
Marine	0.4
Aerospace & Defense	0.4
Distributors	0.4
Multiline Retail	0.4
Consumer Finance	0.4
Wireless Telecommunication Services	0.4
Independent Power and Renewable Electricity Producers	0.3
Electric Utilities	0.3
Gas Utilities	0.3
Transportation Infrastructure	0.3
Technology Hardware, Storage & Peripherals	0.2
Leisure Products	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.2
Household Products	0.1
Health Care Technology	0.1
Automobiles	0.1
Water Utilities	0.0 ***
Commercial & Professional Services	0.0 ***
Short Term Investments	26.6
Other Assets & Liabilities	(26.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Superb Summit International Group, Ltd., which was Level 2 and part of the Paper & Forest Products Industry, representing 0.07% of net assets, East Asiatic Co., Ltd. A/S, which was Level 2 and part of the Commercial Services & Supplies Industry, representing 0.05% of net assets, Century Sunshine Group Holdings, Ltd., which was Level 2 and part of the Chemicals Industry, representing 0.01% of net assets, China Household Holdings, Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.01% of net assets, Doric Nimrod Air Three, Ltd., which was Level 2 and part of the Trading Companies & Distributors Industry, representing 0.01% of net assets, Simsen International Corp., Ltd., which was Level 2 and part of the Capital Markets Industry, representing 0.01% of net assets, Red Fork Energy, Ltd., which was Level 2 and part of the Oil, Gas & Consumable Fuels Industry, Taihan Electric Wire Co., Ltd., which was Level 2 and part of the Electrical Equipment Industry, OW Bunker A/S, which was Level 3 and part of the Oil, Gas & Consumable Fuels Industry, Talvivaara Mining Co. PLC, which was Level 3 and part of the Metals & Mining Industry, CNK International Co., Ltd., which was Level 3 and part of the Metals & Mining Industry, Jacana Minerals, Ltd., which was Level 2 and part of the Metals & Mining Industry, Let’s GOWEX SA, which was Level 3 and part of the Diversified Telecommunication Services Industry, Sequana, which was Level 2 and part of the Paper & Forest Products Industry, Poseidon Concepts Corp., which was Level 2 and part of the Energy Equipment & Services Industry, TT Hellenic Postbank SA, which was Level 2 and part of the Banks Industry, Great Basin Gold, Ltd., which was Level 3 and part of the Metals & Mining Industry, Platinum Australia, Ltd., which was Level 2 and part of the Metals & Mining Industry, Amagerbanken A/S, which was Level 2 and part of the Banks Industry, and Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, each representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 13.1%
Astro Japan Property Group	729,818	$3,034,013
BWP Trust (a)	5,592,047	12,767,743
Charter Hall Retail REIT	3,522,685	11,877,092
Dexus Property Group (a)	42,721,679	58,814,267
Goodman Group (a)	17,515,257	81,558,247
Investa Office Fund (a)	6,981,742	20,797,172
Novion Property Group (a)	27,088,053	46,995,119
Scentre Group (a)(b)	60,660,794	173,746,168
The GPT Group (a)	19,301,825	68,711,073
Westfield Corp.	21,779,059	160,762,499

		639,063,393

AUSTRIA — 1.4%
Atrium European Real Estate, Ltd. (b)	1,988,780	9,842,682
BUWOG AG (a)(b)	589,082	11,675,972
CA Immobilien Anlagen AG (a)(b)	916,160	17,183,293
IMMOFINANZ AG (a)(b)	12,075,433	30,568,053

		69,270,000

BELGIUM — 0.8%
Befimmo SA	213,067	15,523,448
Cofinimmo SA	197,153	22,895,086

		38,418,534

BRAZIL — 0.7%
BR Malls Participacoes SA	5,281,440	32,643,917

CANADA — 10.4%
Artis REIT	763,960	9,352,862
Boardwalk REIT	289,206	15,366,058
Brookfield Asset Management, Inc. (Class A)	6,518,803	327,670,806
Calloway REIT	754,258	17,777,892
Canadian Apartment Properties REIT	633,525	13,745,291
Canadian REIT	404,349	15,985,444
Chartwell Retirement Residences	968,831	9,962,251
Crombie Real Estate Investment Trust (c)(d)	270,074	2,996,120
Crombie Real Estate Investment Trust (c)	471,653	5,261,176
First Capital Realty, Inc. (a)	1,118,633	18,021,750
H&R REIT	1,539,283	28,878,584
RioCan REIT	1,733,523	39,557,101

		504,575,335

CHINA — 2.5%
Hongkong Land Holdings, Ltd.	13,395,000	90,550,200
Kerry Properties, Ltd.	8,052,670	29,231,082

		119,781,282

FRANCE — 9.2%
Fonciere Des Regions	516,391	47,989,173
Gecina SA	409,036	51,227,748
Klepierre	1,135,476	49,092,411
Mercialys SA REIT	626,596	13,977,650
Unibail-Rodamco SE	1,117,010	287,696,184

		449,983,166

HONG KONG — 7.8%
Champion REIT	29,978,174	13,916,636
Hang Lung Group, Ltd.	10,489,808	47,614,234
Hang Lung Properties, Ltd.	26,054,755	73,075,678
Hysan Development Co., Ltd.	7,989,846	35,700,002
Kerry Logistics Network, Ltd.	250	397
Prosperity REIT	14,199,000	4,833,796
The Link REIT	26,126,355	163,566,611
Wheelock & Co., Ltd.	9,251,545	43,186,642

		381,893,996

ITALY — 0.2%
Beni Stabili SpA (a)	11,274,945	7,919,906
Immobiliare Grande Distribuzione SpA	1,504,254	1,174,044

		9,093,950

JAPAN — 21.2%
Activia Properties, Inc.	2,883	25,152,158
Aeon Mall Co., Ltd.	1,321,840	23,637,557
Daibiru Corp.	663,400	6,285,687
Daiwa Office Investment Corp. (a)	3,250	18,243,046
Frontier Real Estate Investment Corp. (a)	5,300	24,312,940
Fukuoka REIT Corp.	7,052	13,110,562
Global One Real Estate Investment Corp.	2,134	8,134,101
Hankyu REIT, Inc.	6,130	7,832,820
Heiwa Real Estate Co., Ltd.	413,500	6,338,988
Hoshino Resorts REIT, Inc.	489	5,159,389
Hulic Co., Ltd. (a)	4,411,490	44,558,275
Hulic Reit, Inc.	8,516	12,934,348
Japan Excellent, Inc. (a)	13,787	18,456,262
Japan Prime Realty Investment Corp.	9,389	32,733,659
Japan Real Estate Investment Corp.	14,260	68,983,694
Japan Retail Fund Investment Corp.	27,668	58,615,222
Kenedix Office Investment Corp.	4,352	24,574,036
Kenedix Residential Investment Corp.	3,219	9,678,881
Mitsui Fudosan Co., Ltd.	11,294,000	306,618,041
Mori Hills REIT Investment Corp.	13,752	19,774,343
Mori Trust Sogo REIT, Inc.	11,710	23,538,179
Nippon Building Fund, Inc. (a)	16,080	81,006,881
Nomura Real Estate Office Fund, Inc.	4,237	21,026,857
NTT Urban Development Corp.	1,258,931	12,841,842
Orix JREIT, Inc.	24,136	33,981,040
Premier Investment Corp.	2,207	10,860,586
Tokyu Fudosan Holdings Corp.	5,835,300	40,931,543
Tokyu REIT, Inc.	10,553	14,399,856
Top REIT, Inc.	2,037	9,157,538
United Urban Investment Corp.	29,963	47,208,063

		1,030,086,394

NETHERLANDS — 2.4%
Corio NV	1,147,483	56,415,243
Eurocommercial Properties NV	486,333	20,697,100
VastNed Retail NV	220,744	10,003,319
Wereldhave NV (a)	398,405	27,479,133

		114,594,795

NEW ZEALAND — 0.8%
Argosy Property, Ltd.	8,784,365	7,415,128
Goodman Property Trust	11,602,668	10,338,254

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Kiwi Income Property Group, Ltd.	11,648,990	$11,290,013
Precinct Properties New Zealand, Ltd.	9,842,934	9,154,951

		38,198,346

PHILIPPINES — 1.9%
Ayala Land, Inc.	64,622,700	48,684,625
SM Prime Holdings, Inc.	111,768,500	42,576,097

		91,260,722

SINGAPORE — 7.5%
Ascendas REIT	23,261,831	41,780,362
Cambridge Industrial Trust (a)	13,596,779	6,977,443
CapitaCommercial Trust (a)	23,793,676	31,513,019
CapitaLand, Ltd. (a)	29,587,999	73,908,593
CapitaMall Trust	29,565,168	45,515,767
Frasers Commercial Trust	5,743,604	6,133,273
Global Logistic Properties, Ltd.	35,276,000	66,021,040
Guocoland, Ltd. (a)	3,567,666	4,792,427
Keppel REIT (a)	18,718,000	17,233,386
Mapletree Logistics Trust	17,034,049	15,233,075
Starhill Global REIT	15,980,482	9,647,865
Suntec REIT (a)	28,479,351	42,124,767
United Industrial Corp., Ltd. (a)	2,259,245	5,711,622

		366,592,639

SOUTH AFRICA — 1.6%
Capital Property Fund	17,418,607	19,995,168
Fountainhead Property Trust (a)	6,040,706	4,412,228
Growthpoint Properties, Ltd. REIT	20,080,491	47,715,846
SA Corporate Real Estate Fund Nominees Pty, Ltd.	16,945,275	7,001,484

		79,124,726

SPAIN — 0.0% (e)
Martinsa-Fadesa SA (b)(d)(f)	35,998	0

SWEDEN — 2.2%
Castellum AB	1,957,125	30,525,975
Fabege AB	1,598,348	20,540,199
Great Portland Estates PLC	3,915,125	45,052,379
Kungsleden AB (a)	1,797,448	12,972,990

		109,091,543

SWITZERLAND — 1.8%
PSP Swiss Property AG (b)	438,527	37,866,066
Swiss Prime Site AG (b)	688,872	50,609,023

		88,475,089

THAILAND — 0.4%
Central Pattana PCL NVDR (a)	15,307,376	21,169,775

UNITED KINGDOM — 13.9%
Big Yellow Group PLC	1,715,327	16,261,711
Capital & Counties Properties PLC (a)	8,462,070	48,107,082
Derwent London PLC	1,160,921	54,630,810
Grainger PLC	4,728,267	13,860,394
Hammerson PLC	8,932,627	84,265,598
Intu Properties PLC	10,750,707	55,988,551
Land Securities Group PLC	8,888,015	160,344,428
Segro PLC	8,447,880	48,777,236
Shaftesbury PLC	3,162,365	38,510,465
The British Land Co. PLC	11,656,825	141,226,771
Workspace Group PLC	1,358,850	16,208,719

		678,181,765

TOTAL COMMON STOCKS —
(Cost $4,295,959,000)		4,861,499,367

SHORT TERM INVESTMENTS — 6.1%
UNITED STATES — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	252,957,549	252,957,549
State Street Institutional Liquid Reserves Fund 0.07% (h)(i)	42,440,025	42,440,025

TOTAL SHORT TERM INVESTMENT —
(Cost $295,397,574)		295,397,574

TOTAL INVESTMENTS — 105.9%
(Cost $4,591,356,574)		5,156,896,941
OTHER ASSETS & LIABILITIES — (5.9)%		(286,214,461)

NET ASSETS — 100.0%		$4,870,682,480

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	63.6%
Real Estate Management & Development	36.2
Air Freight & Logistics	0.0 ***
Short Term Investments	6.1
Other Assets & Liabilities	(5.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets, and Crombie Real Estate Investment Trust, which was Level 2 and part of the Diversified REITs Industry, representing 0.06% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 8.1%
Macquarie Atlas Roads Group (a)	191,523	$501,545
Qube Holdings Ltd.	346,986	690,013
Sydney Airport	532,641	2,053,027
Transurban Group	827,949	5,813,397

		9,057,982

BRAZIL — 1.0%
Cia de Saneamento Basico do Estado de Sao Paulo ADR (a)	23,883	150,224
Companhia Energetica de Minas Gerais ADR	49,389	245,463
Ultrapar Participacoes SA ADR (a)	38,769	739,325

		1,135,012

CANADA — 8.8%
AltaGas, Ltd. (a)	11,888	444,831
Enbridge, Inc.	74,981	3,867,356
Gibson Energy, Inc.	11,072	259,916
Pembina Pipeline Corp. (a)	28,885	1,055,896
TransCanada Corp. (a)	62,679	3,089,981
Veresen, Inc. (a)	19,727	312,703
Westshore Terminals Investment Corp. (a)	30,451	831,569

		9,862,252

CHILE — 0.7%
Empresa Nacional de Electricidad SA ADR	7,495	335,326
Enersis SA ADR	26,245	420,708

		756,034

CHINA — 0.5%
China Longyuan Power Group Corp. (Class H)	231,000	240,388
Huaneng Power International Inc, ADR (a)	5,482	296,960

		537,348

FRANCE — 7.1%
Aeroports de Paris	16,177	1,962,392
GDF Suez	103,170	2,425,658
Groupe Eurotunnel SA	272,607	3,529,589

		7,917,639

GERMANY — 4.2%
E.ON SE	135,859	2,333,604
Fraport AG Frankfurt Airport Services Worldwide (a)	18,263	1,061,643
Hamburger Hafen und Logistik AG (a)	12,068	251,900
RWE AG	32,775	1,017,263

		4,664,410

HONG KONG — 5.0%
Beijing Enterprises Water Group, Ltd. (b)	308,000	210,103
China Gas Holdings, Ltd.	154,000	242,671
China Merchants Holdings International Co., Ltd.	882,740	2,970,981
China Resources and Transportation Group, Ltd. (a)(b)	7,481,504	172,691
China Resources Power Holdings Co., Ltd.	122,000	314,642
COSCO Pacific, Ltd.	829,413	1,178,634
Guangdong Investment, Ltd.	196,000	255,273
Hopewell Highway Infrastructure, Ltd.	492,500	247,049

		5,592,044

ITALY — 6.8%
Ansaldo STS SpA	60,017	604,954
Atlantia SpA	200,423	4,687,948
Enel SpA	440,431	1,969,760
Societa Iniziative Autostradali e Servizi SpA	34,135	329,821

		7,592,483

JAPAN — 3.8%
Japan Airport Terminal Co., Ltd.	36,000	1,436,757
Kamigumi Co., Ltd.	128,000	1,148,738
Mitsubishi Logistics Corp. (a)	82,000	1,209,875
The Sumitomo Warehouse Co., Ltd.	77,000	417,449

		4,212,819

MEXICO — 2.1%
Grupo Aeroportuario del Pacifico SAB de CV ADR	16,931	1,070,039
Grupo Aeroportuario del Sureste SAB de CV, ADR (b)	10,010	1,319,719

		2,389,758

NETHERLANDS — 0.3%
Koninklijke Vopak NV	5,944	309,890

NEW ZEALAND — 1.3%
Auckland International Airport, Ltd.	451,091	1,491,382

SINGAPORE — 2.7%
Hutchison Port Holdings Trust (a)	2,675,000	1,845,750
SATS Ltd. (a)	320,000	736,548
SIA Engineering Co., Ltd.	125,029	398,176

		2,980,474

SPAIN — 5.6%
Abertis Infraestructuras SA	191,464	3,806,520
Iberdrola SA	364,843	2,470,954

		6,277,474

SWITZERLAND — 1.1%
Flughafen Zuerich AG	1,884	1,263,711

UNITED KINGDOM — 7.2%
BBA Aviation PLC	215,920	1,212,024
Centrica PLC	345,670	1,503,771
National Grid PLC	261,801	3,747,805
SSE PLC	65,037	1,644,853

		8,108,453

UNITED STATES — 33.3%
American Electric Power Co., Inc.	33,180	2,014,690
Cheniere Energy, Inc. (b)	19,597	1,379,629
Consolidated Edison, Inc. (a)	19,905	1,313,929
Dominion Resources, Inc. (a)	39,572	3,043,087
Duke Energy Corp.	48,043	4,013,512
Edison International	22,151	1,450,447
Exelon Corp. (a)	58,334	2,163,025
Kinder Morgan, Inc. (a)	58,271	2,465,446
NextEra Energy, Inc.	29,642	3,150,648
ONEOK, Inc. (a)	18,352	913,746
PG&E Corp.	32,028	1,705,171

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PPL Corp.	45,129	$1,639,537
Public Service Enterprise Group, Inc.	34,317	1,421,067
SemGroup Corp.(Class A)	3,813	260,771
Sempra Energy	15,668	1,744,788
Spectra Energy Corp. (a)	59,380	2,155,494
Targa Resources Corp.	2,639	279,866
The Southern Co.	60,855	2,988,589
The Williams Cos., Inc.	59,596	2,678,244
Wesco Aircraft Holdings, Inc. (a)(b)	28,122	393,145

		37,174,831

TOTAL COMMON STOCKS —
(Cost $108,441,669)		111,323,996

SHORT TERM INVESTMENTS — 12.4%
UNITED STATES — 12.4%
MONEY MARKET FUNDS — 12.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	12,036,173	12,036,173
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	1,828,436	1,828,436

TOTAL SHORT TERM INVESTMENT —
(Cost $13,864,609)		13,864,609

TOTAL INVESTMENTS — 112.0%
(Cost $122,306,278)		125,188,605
OTHER ASSETS & LIABILITIES — (12.0)%		(13,402,112)

NET ASSETS — 100.0%		$111,786,493

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Global Infrastructure ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Transportation Infrastructure	39.9%
Electric Utilities	21.7
Multi-Utilities	18.1
Oil, Gas & Consumable Fuels	18.1
Independent Power and Renewable Electricity Producers	1.1
Water Utilities	0.5
Gas Utilities	0.2
Short Term Investments	12.4
Other Assets & Liabilities	(12.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 9.4%
Amcor, Ltd.	1,129,636	$12,553,863
BHP Billiton, Ltd.	1,190,708	28,618,596
Fortescue Metals Group, Ltd. (a)	832,428	1,866,536
Newcrest Mining, Ltd. (b)	373,487	3,328,453
Rio Tinto, Ltd.	211,480	10,037,751
Woodside Petroleum, Ltd.	109,963	3,420,452

		59,825,651

BRAZIL — 1.8%
Fibria Celulose SA ADR (a)(b)	209,265	2,538,385
Gerdau SA ADR (a)	437,353	1,552,603
Petroleo Brasileiro SA ADR	231,021	1,686,453
Vale SA ADR (a)	717,460	5,868,823

		11,646,264

CANADA — 12.6%
Agrium, Inc. (a)	134,506	12,774,151
Barrick Gold Corp.	564,862	6,072,267
Canadian Natural Resources, Ltd.	167,856	5,205,601
First Quantum Minerals, Ltd.	290,956	4,147,363
Goldcorp, Inc.	394,635	7,328,814
Imperial Oil, Ltd. (a)	39,462	1,705,222
Potash Corp. of Saskatchewan, Inc.	776,807	27,436,823
Silver Wheaton Corp.	173,373	3,537,064
Suncor Energy, Inc. (a)	225,406	7,181,076
Teck Resources, Ltd. (Class B)	225,791	3,095,671
Yamana Gold, Inc. (a)	430,856	1,744,627

		80,228,679

CHILE — 0.3%
Sociedad Quimica y Minera de Chile SA ADR	87,561	2,090,957

CHINA — 0.6%
PetroChina Co., Ltd. (Class H)	3,240,000	3,593,106

COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	38,324	656,107

FINLAND — 2.0%
Stora Enso Oyj	532,295	4,788,911
UPM-Kymmene Oyj	497,918	8,206,128

		12,995,039

FRANCE — 3.0%
Total SA	366,285	18,845,852

GERMANY — 1.6%
K+S AG (a)	160,983	4,463,785
ThyssenKrupp AG (b)	211,289	5,435,550

		9,899,335

HONG KONG — 0.5%
CNOOC, Ltd.	2,467,000	3,321,209

INDIA — 0.8%
Reliance Industries, Ltd. GDR (c)	122,758	3,461,776
Sesa Sterlite, Ltd. ADR	145,104	1,970,512

		5,432,288

ISRAEL — 0.5%
Israel Chemicals, Ltd.	406,710	2,955,649

ITALY — 1.1%
ENI SpA	413,734	7,264,271

JAPAN — 4.0%
JFE Holdings, Inc. (a)	280,100	6,298,424
Nippon Steel & Sumitomo Metal Corp.	4,612,000	11,574,718
OJI Paper Co., Ltd. (a)	929,000	3,355,077
Sumitomo Metal Mining Co., Ltd. (a)	268,000	4,045,874

		25,274,093

LUXEMBOURG — 0.8%
ArcelorMittal (a)	492,570	5,416,761

NORWAY — 2.2%
Norsk Hydro ASA	668,129	3,781,955
Statoil ASA	163,307	2,857,717
Yara International ASA	166,737	7,423,333

		14,063,005

PERU — 0.4%
Southern Copper Corp. (a)	98,405	2,775,021

RUSSIA — 2.2%
Gazprom OAO ADR	918,522	4,271,127
Lukoil OAO ADR (d)	76,927	3,061,695
Lukoil OAO ADR (d)	3,605	138,252
MMC Norilsk Nickel OJSC ADR	240,277	3,416,739
Rosneft OAO GDR	164,486	577,346
Surgutneftegas OAO ADR	149,706	635,951
Uralkali PJSC GDR (b)	183,256	2,160,588

		14,261,698

SINGAPORE — 1.2%
Golden Agri-Resources, Ltd.	6,061,000	2,104,037
Wilmar International, Ltd.	2,333,000	5,704,415

		7,808,452

SOUTH AFRICA — 0.5%
Sasol, Ltd. ADR (a)	77,650	2,948,370

SOUTH KOREA — 1.6%
POSCO ADR	155,744	9,938,025

SPAIN — 0.5%
Repsol YPF SA (a)	153,901	2,894,913

SWITZERLAND — 4.4%
Syngenta AG	87,226	28,090,696

UNITED KINGDOM — 14.5%
Anglo American PLC	674,907	12,633,446
Antofagasta PLC	188,118	2,207,255
BG Group PLC	523,301	7,058,028
BP PLC	2,880,654	18,460,721
Fresnillo PLC (a)	90,096	1,076,094
Glencore PLC	5,372,346	25,029,969
Mondi PLC	343,357	5,621,483
Royal Dutch Shell PLC (Class A)	600,326	20,158,015

		92,245,011

UNITED STATES — 32.8%
Alcoa, Inc.	570,800	9,012,932
Anadarko Petroleum Corp.	49,394	4,075,005
Apache Corp. (a)	37,756	2,366,169
Archer-Daniels-Midland Co. (a)	259,970	13,518,440
Bunge, Ltd.	58,706	5,336,962
California Resources Corp. (b)	32,461	178,859
CF Industries Holdings, Inc.	20,010	5,453,525
Chevron Corp.	185,875	20,851,458

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

ConocoPhillips (a)	120,304	$8,308,194
Devon Energy Corp.	37,958	2,323,409
EOG Resources, Inc.	53,513	4,926,942
Exxon Mobil Corp.	351,064	32,455,867
Freeport-McMoRan, Inc.	504,437	11,783,648
Ingredion, Inc. (a)	30,330	2,573,197
International Paper Co.	171,950	9,213,081
MeadWestvaco Corp.	68,495	3,040,493
Monsanto Co.	195,041	23,301,548
Newmont Mining Corp.	241,689	4,567,922
Nucor Corp.	154,672	7,586,662
Occidental Petroleum Corp.	73,131	5,895,090
Packaging Corp. of America	40,003	3,122,234
Phillips 66	55,146	3,953,968
Plum Creek Timber Co., Inc.	71,969	3,079,554
Rayonier, Inc. (a)	51,469	1,438,044
Rock-Tenn Co. (Class A)	58,193	3,548,609
Sealed Air Corp.	86,095	3,653,011
The Mosaic Co.	128,098	5,847,674
Weyerhaeuser Co. (a)	212,582	7,629,568

		209,042,065

TOTAL COMMON STOCKS —
(Cost $701,525,957)		633,512,517

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 01/08/15) (a)(b) (Cost $92,163)	159,221	88,048

SHORT TERM INVESTMENTS — 7.4%
UNITED STATES — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	39,176,418	39,176,418
State Street Institutional Liquid Reserves Fund 0.07% (g)(h)	7,713,050	7,713,050

TOTAL SHORT TERM INVESTMENT —
(Cost $46,889,468)		46,889,468

TOTAL INVESTMENTS — 106.8%
(Cost $748,507,588)		680,490,033
OTHER ASSETS & LIABILITIES — (6.8)%		(43,457,373)

NET ASSETS — 100.0%		$637,032,660

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company
PLC = Public Limited Company

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Metals & Mining	32.2%
Oil, Gas & Consumable Fuels	32.2
Chemicals	19.2
Paper & Forest Products	6.4
Food Products	4.5
Containers & Packaging	4.2
Real Estate Investment Trusts	0.7
Short Term Investments	7.4
Other Assets & Liabilities	(6.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AUSTRALIA — 6.0%
Alumina, Ltd. (a)	318,800	$468,298
Amcor, Ltd.	166,427	1,849,535
AMP, Ltd.	113,655	511,553
Australia & New Zealand Banking Group, Ltd.	107,281	2,817,290
BHP Billiton, Ltd.	144,600	3,475,452
Boral, Ltd.	210,162	911,526
Brambles, Ltd.	78,775	685,268
Coca-Cola Amatil, Ltd.	111,148	847,728
Commonwealth Bank of Australia	58,836	4,123,914
CSL, Ltd.	28,624	2,030,431
Fortescue Metals Group, Ltd. (b)	89,379	200,413
Iluka Resources, Ltd. (b)	17,507	85,245
Insurance Australia Group, Ltd.	123,724	632,810
Lend Lease Group	104,934	1,408,313
Macquarie Group, Ltd.	28,834	1,375,429
National Australia Bank, Ltd.	64,717	1,779,495
Newcrest Mining, Ltd. (a)	25,825	230,148
Novion Property Group (b)	244,376	423,968
Origin Energy, Ltd.	88,461	844,815
Qantas Airways, Ltd. (a)	31,962	62,775
QBE Insurance Group, Ltd.	38,424	352,490
Rio Tinto, Ltd.	14,112	669,816
Santos, Ltd.	77,532	523,449
Scentre Group (a)	76,142	218,088
Sonic Healthcare, Ltd.	37,974	574,906
Suncorp Group, Ltd.	122,100	1,404,883
Sydney Airport	31,257	120,478
Toll Holdings, Ltd. (b)	21,289	102,615
Transurban Group (b)	59,900	420,584
Wesfarmers, Ltd.	40,343	1,377,374
Westfield Corp.	61,110	451,085
Westpac Banking Corp.	114,346	3,102,949
Woodside Petroleum, Ltd.	27,396	852,166
Woolworths, Ltd.	49,835	1,251,206

		36,186,495

AUSTRIA — 0.2%
Erste Group Bank AG	21,966	511,266
OMV AG	10,267	273,443
Raiffeisen Bank International AG (b)	20,425	309,806

		1,094,515

BELGIUM — 1.0%
Ageas	16,491	579,274
Anheuser-Busch InBev NV	36,671	3,177,496
Delhaize Group (b)	4,640	339,292
KBC Groep NV (a)	13,299	748,219
Solvay SA	4,108	558,728
UCB SA	6,891	526,990

		5,929,999

BRAZIL — 1.5%
AMBEV SA ADR (b)	263,704	1,640,239
Banco Bradesco SA Preference Shares ADR	100,096	1,338,283
Companhia Energetica de Minas Gerais ADR	126,195	627,189
Companhia Siderurgica Nacional SA ADR (b)	64,848	134,884
Gerdau SA ADR (b)	96,651	343,111
Itau Unibanco Holding SA Preference Shares ADR	158,878	2,067,003
Petroleo Brasileiro SA Preference Shares ADR	169,288	1,283,203
Tim Participacoes SA ADR	10,532	233,916
Vale SA ADR (b)	21,604	176,721
Vale SA Preference Shares ADR (b)	142,337	1,033,366

		8,877,915

CANADA — 7.5%
Agnico-Eagle Mines, Ltd.	5,785	144,444
Agrium, Inc. (b)	7,606	722,348
Bank of Montreal	24,643	1,748,467
Barrick Gold Corp.	41,610	449,780
BlackBerry, Ltd. (a)(b)	21,178	232,944
Brookfield Asset Management, Inc. (Class A)	25,637	1,288,656
Cameco Corp. (b)	17,163	282,284
Canadian Imperial Bank of Commerce (b)	15,255	1,314,966
Canadian National Railway Co. (b)	28,751	1,986,320
Canadian Natural Resources, Ltd. (b)	47,842	1,483,691
Canadian Pacific Railway, Ltd. (b)	10,255	1,981,054
Canadian Tire Corp., Ltd. (Class A)	7,606	806,009
Cenovus Energy, Inc.	33,310	689,351
Eldorado Gold Corp.	21,967	134,277
Enbridge, Inc.	41,302	2,130,267
Encana Corp. (b)	33,485	467,475
Enerplus Corp. (b)	13,468	130,116
First Quantum Minerals, Ltd.	15,630	222,794
Gildan Activewear, Inc.	17,954	1,018,414
Goldcorp, Inc.	30,707	570,263
Husky Energy, Inc. (b)	17,349	411,912
IGM Financial, Inc. (b)	14,476	578,790
Imperial Oil, Ltd.	19,469	841,289
Kinross Gold Corp. (a)	38,573	108,567
Loblaw Cos., Ltd. (b)	17,344	930,953
Manulife Financial Corp.	60,983	1,167,799
National Bank of Canada (b)	26,424	1,127,911
New Gold, Inc. (a)	21,792	93,697
Onex Corp.	24,191	1,408,957
Penn West Petroleum, Ltd. (b)	18,448	38,704
Potash Corp. of Saskatchewan, Inc.	41,562	1,473,733
Rogers Communications, Inc. (Class B) (b)	20,650	805,319
Royal Bank of Canada	48,785	3,379,675
Shaw Communications, Inc. (Class B) (b)	22,141	599,284
Silver Wheaton Corp.	13,866	282,887
SNC-Lavalin Group, Inc.	18,239	697,751
Sun Life Financial, Inc.	24,625	891,241
Suncor Energy, Inc.	48,515	1,545,611
Talisman Energy, Inc.	54,222	426,005
Teck Resources, Ltd. (Class B)	30,913	423,828
TELUS Corp.	22,435	811,398
The Bank of Nova Scotia	38,632	2,211,688
The Toronto-Dominion Bank	61,600	2,952,226
Thomson Reuters Corp. (b)	24,320	984,139
TransAlta Corp. (b)	26,452	240,255
TransCanada Corp. (b)	26,030	1,283,240

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Valeant Pharmaceuticals International, Inc. (a)	8,896	$1,277,506
Yamana Gold, Inc. (b)	26,257	106,320

		44,904,605

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR	21,615	967,055
Enersis SA ADR	66,644	1,068,303
Sociedad Quimica y Minera de Chile SA ADR	5,070	121,072

		2,156,430

CHINA — 3.0%
Agricultural Bank of China, Ltd. (Class H)	1,021,000	516,105
Bank of China, Ltd. (Class H)	3,059,436	1,724,048
Bank of Communications Co., Ltd. (Class H)	612,710	572,032
China Construction Bank Corp. (Class H)	2,249,720	1,847,968
China COSCO Holdings Co., Ltd. (a)(b)	439,295	216,961
China Life Insurance Co., Ltd. (Class H)	356,000	1,397,860
China Merchants Bank Co., Ltd. (Class H)	259,014	649,969
China Petroleum & Chemical Corp. (Class H)	1,191,800	960,528
China Shenhua Energy Co., Ltd. (Class H)	87,500	258,951
China Telecom Corp., Ltd. (Class H)	1,054,000	617,054
Hengan International Group Co., Ltd.	44,500	465,093
Huaneng Power International, Inc. (Class H)	720,000	973,017
Industrial & Commercial Bank of China, Ltd. (Class H)	2,429,045	1,772,877
PetroChina Co., Ltd. (Class H)	896,000	993,649
PICC Property & Casualty Co., Ltd. (Class H)	217,610	423,162
Ping An Insurance Group Co. of China, Ltd. (Class H)	89,000	907,806
Tencent Holdings, Ltd.	188,900	2,740,382
Tingyi Cayman Islands Holding Corp.	176,000	402,164
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	174,000	147,415
Zijin Mining Group Co., Ltd. (Class H) (b)	888,000	251,920

		17,838,961

COLOMBIA — 0.1%
BanColombia SA ADR (b)	11,413	546,454

DENMARK — 1.2%
AP Moeller — Maersk A/S (Class B)	445	894,519
Danske Bank A/S	30,010	816,360
DSV A/S	23,063	705,335
Novo Nordisk A/S (Class B)	108,415	4,585,891

		7,002,105

FINLAND — 1.1%
Elisa Oyj	14,745	403,412
Fortum Oyj	21,976	477,859
Kone Oyj (Class B) (b)	33,749	1,544,493
Metso Oyj	11,650	350,453
Neste Oil Oyj (b)	14,115	342,622
Nokia Oyj	93,764	744,292
Sampo Oyj (Class A)	23,469	1,102,436
Stora Enso Oyj	59,844	538,400
UPM-Kymmene Oyj	37,766	622,417
Wartsila Oyj Abp	10,610	476,185

		6,602,569

FRANCE — 6.3%
Accor SA	10,726	484,636
Air Liquide SA	15,170	1,887,962
Alstom SA (a)	9,446	307,013
AXA SA	60,027	1,394,968
BNP Paribas SA	38,083	2,270,016
Bouygues SA	10,697	388,058
Cap Gemini SA	6,954	500,506
Carrefour SA	27,496	841,770
Credit Agricole SA	34,937	454,885
Danone SA	23,411	1,542,486
Essilor International SA	14,355	1,609,877
GDF Suez	41,552	976,940
Hermes International (b)	459	163,736
Kering	5,892	1,137,174
L’Oreal SA	11,596	1,954,622
Lagardere SCA	8,026	209,776
LVMH Moet Hennessy Louis Vuitton SA	9,438	1,510,355
Orange SA	79,179	1,355,719
Pernod Ricard SA	8,234	919,237
Publicis Groupe SA	10,912	787,491
Renault SA	18,788	1,376,115
Sanofi	41,555	3,804,460
Schneider Electric SE	21,574	1,582,262
Societe Generale SA	25,610	1,084,318
Sodexo SA	6,254	615,023
Technip SA	6,521	389,921
Total SA	85,989	4,424,249
Unibail-Rodamco SE	3,127	805,387
Vallourec SA	4,682	128,889
Veolia Environnement SA	19,013	339,464
Vinci SA	22,568	1,242,806
Vivendi SA (a)	54,899	1,374,448

		37,864,569

GERMANY — 6.4%
adidas AG	13,483	940,077
Allianz SE	17,981	2,988,449
BASF SE	37,464	3,167,893
Bayer AG	29,414	4,021,943
Bayerische Motoren Werke AG	11,642	1,264,626
Commerzbank AG (a)	26,482	351,849
Daimler AG	37,716	3,147,670
Deutsche Bank AG	40,850	1,235,022
Deutsche Boerse AG	11,410	817,631
Deutsche Lufthansa AG	16,500	276,127
Deutsche Post AG	44,042	1,441,310
Deutsche Telekom AG	119,736	1,919,747
E.ON SE	76,506	1,314,118
Fresenius Medical Care AG & Co. KGaA	12,397	927,811

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Linde AG	5,640	$1,052,366
MAN SE	6,428	716,839
Merck KGaA	9,108	864,278
Metro AG (a)	8,115	248,533
Muenchener Rueckversicherungs- Gesellschaft AG	9,056	1,816,324
OSRAM Licht AG (a)	3,327	131,886
RWE AG	19,733	612,469
SAP SE	37,911	2,672,632
Siemens AG	34,300	3,891,068
ThyssenKrupp AG (a)	16,167	415,907
Volkswagen AG	5,111	1,113,840
Volkswagen AG Preference Shares	5,062	1,131,032

		38,481,447

HONG KONG — 4.1%
AIA Group, Ltd.	428,600	2,384,842
Bank of East Asia, Ltd.	329,199	1,326,585
Belle International Holdings, Ltd. (b)	264,000	296,857
Cheung Kong Holdings, Ltd.	89,000	1,495,413
China Mengniu Dairy Co., Ltd.	110,000	453,909
China Merchants Holdings International Co., Ltd. (b)	187,051	629,546
China Mobile, Ltd.	269,000	3,139,261
China Overseas Land & Investment, Ltd.	180,000	535,020
China Resources Enterprise, Ltd. (b)	176,000	368,574
China Unicom (Hong Kong), Ltd.	352,000	472,066
CITIC, Ltd. (b)	180,000	306,853
CNOOC, Ltd.	807,217	1,086,719
COSCO Pacific, Ltd.	382,646	543,758
Esprit Holdings, Ltd.	6	7
Hang Lung Properties, Ltd.	180,000	504,845
Henderson Land Development Co., Ltd.	105,192	736,562
Hong Kong & China Gas Co., Ltd.	770,866	1,765,422
Hong Kong Exchanges and Clearing, Ltd.	73,975	1,637,879
Hutchison Whampoa, Ltd.	89,000	1,024,294
Li & Fung, Ltd.	360,000	337,028
New World Development Co., Ltd.	563,109	647,715
Sands China, Ltd.	107,600	529,338
Shangri-La Asia, Ltd.	178,333	246,061
Sun Hung Kai Properties, Ltd.	100,528	1,533,552
Swire Pacific, Ltd.	89,000	1,159,146
The Link REIT	227,473	1,424,117

		24,585,369

HUNGARY — 0.0% (c)
MOL Hungarian Oil and Gas PLC	5,544	245,288

INDIA — 1.5%
Dr. Reddy’s Laboratories, Ltd. ADR (b)	35,858	1,809,036
ICICI Bank, Ltd. ADR	197,507	2,281,206
Infosys, Ltd. ADR (b)	49,935	1,570,955
Mahindra & Mahindra, Ltd. GDR	15,608	306,697
Reliance Industries, Ltd. GDR (d)	44,605	1,257,861
Tata Motors, Ltd. ADR (b)	49,648	2,099,118

		9,324,873

INDONESIA — 0.8%
Astra Agro Lestari Tbk PT	126,500	247,689
Astra International Tbk PT	1,840,200	1,103,229
Bank Central Asia Tbk PT	314,000	332,761
Bank Mandiri Persero Tbk PT	362,900	315,725
Bank Rakyat Indonesia Persero Tbk PT	1,706,700	1,605,414
Bumi Resources Tbk PT (a)	1,026,000	6,627
Charoen Pokphand Indonesia Tbk PT	922,300	281,493
Gudang Garam Tbk PT	43,000	210,747
Telekomunikasi Indonesia Persero Tbk PT	2,468,100	570,941

		4,674,626

IRELAND — 0.2%
CRH PLC	14,450	347,956
James Hardie Industries PLC	110,823	1,197,134

		1,545,090

ISRAEL — 0.6%
Bank Hapoalim BM	174,702	826,046
Bank Leumi Le-Israel BM (a)	159,521	548,482
Teva Pharmaceutical Industries, Ltd. ADR	41,428	2,382,525

		3,757,053

ITALY — 1.3%
Assicurazioni Generali SpA	41,788	859,615
Atlantia SpA	31,544	737,823
Banca Monte dei Paschi di Siena SpA (a)	114,009	64,840
Enel SpA	238,576	1,066,994
ENI SpA	82,226	1,443,710
Finmeccanica SpA (a)	19,824	185,547
Intesa Sanpaolo SpA	430,391	1,261,365
Mediobanca SpA	28,579	234,120
Pirelli & C. SpA	37,076	502,923
Saipem SpA (a)(b)	17,623	186,911
Telecom Italia SpA (a)(b)	588,671	628,268
UBI Banca SCpA	42,059	303,325
UniCredit SpA	89,459	577,513

		8,052,954

JAPAN — 15.1%
Aeon Co., Ltd. (b)	26,500	268,216
Aisin Seiki Co., Ltd.	17,700	642,925
Asahi Glass Co., Ltd. (b)	88,000	432,312
Asahi Group Holdings, Ltd.	26,900	840,576
Asahi Kasei Corp.	90,000	829,851
Astellas Pharma, Inc.	134,500	1,891,941
Bridgestone Corp.	26,900	942,100
Canon, Inc. (b)	35,600	1,140,346
Central Japan Railway Co.	9,000	1,361,691
Chubu Electric Power Co., Inc. (a)	35,800	423,556
Credit Saison Co., Ltd.	26,400	497,415
Daiichi Sankyo Co., Ltd.	35,900	505,436
Daikin Industries, Ltd.	26,900	1,752,275
Daiwa Securities Group, Inc.	88,000	695,515
Denso Corp.	18,000	848,542
East Japan Railway Co.	17,900	1,362,039
Eisai Co., Ltd. (b)	9,000	350,707
Electric Power Development Co., Ltd.	9,000	306,268
FANUC Corp.	8,900	1,480,550
FUJIFILM Holdings Corp.	26,600	821,107
Fujitsu, Ltd.	90,000	483,648
Hitachi, Ltd.	179,000	1,344,721

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Honda Motor Co., Ltd.	62,800	$1,846,889
Hoya Corp.	18,000	616,289
Inpex Corp.	35,200	395,026
ITOCHU Corp. (b)	89,700	966,616
Japan Real Estate Investment Corp.	180	870,762
Japan Retail Fund Investment Corp.	360	762,667
Japan Tobacco, Inc.	35,900	996,499
JFE Holdings, Inc.	26,600	598,137
JSR Corp.	18,000	311,673
JX Holdings, Inc.	161,608	633,249
Kajima Corp. (b)	90,000	374,578
Kamigumi Co., Ltd.	89,000	798,732
KDDI Corp.	18,000	1,146,553
Keikyu Corp.	89,423	667,531
Kintetsu Corp.	179,000	592,710
Kobe Steel, Ltd.	180,000	313,774
Komatsu, Ltd.	44,800	1,002,904
Konica Minolta Holdings, Inc.	45,000	497,310
Kubota Corp.	89,000	1,307,219
Kyocera Corp.	17,800	824,862
LIXIL Group Corp.	17,700	377,045
Makita Corp.	8,800	402,219
Marubeni Corp.	89,000	537,956
Marui Group Co., Ltd.	53,900	491,819
Mitsubishi Chemical Holdings Corp.	90,000	441,761
Mitsubishi Corp.	62,800	1,161,246
Mitsubishi Electric Corp.	89,000	1,073,389
Mitsubishi Estate Co., Ltd.	89,618	1,910,161
Mitsubishi Heavy Industries, Ltd.	179,000	999,993
Mitsubishi UFJ Financial Group, Inc.	371,400	2,058,429
Mitsui & Co., Ltd.	89,700	1,213,133
Mitsui Chemicals, Inc. (b)	90,000	258,226
Mitsui Fudosan Co., Ltd.	21,000	570,124
Mizuho Financial Group, Inc.	515,400	870,499
MS&AD Insurance Group Holdings, Inc.	26,900	646,278
Murata Manufacturing Co., Ltd.	9,000	994,620
NEC Corp.	83,000	244,372
Nidec Corp. (b)	18,200	1,191,778
Nippon Steel & Sumitomo Metal Corp.	359,000	900,981
Nippon Telegraph & Telephone Corp.	17,900	927,285
Nippon Yusen K.K.	90,000	256,725
Nissan Motor Co., Ltd.	89,700	790,799
Nitto Denko Corp.	8,900	502,771
Nomura Holdings, Inc.	97,100	558,976
NTT Data Corp.	9,000	338,922
NTT DoCoMo, Inc.	71,800	1,058,780
Obayashi Corp. (b)	90,000	587,764
ORIX Corp.	98,700	1,254,176
Osaka Gas Co., Ltd.	179,000	673,331
Panasonic Corp.	91,200	1,085,470
Resona Holdings, Inc.	26,900	137,288
Rohm Co., Ltd.	8,800	540,206
Secom Co., Ltd.	9,000	521,331
Seven & i Holdings Co., Ltd.	35,900	1,305,060
Sharp Corp. (a)(b)	88,000	196,705
Shin-Etsu Chemical Co., Ltd.	17,900	1,174,373
Softbank Corp.	35,900	2,158,881
Sompo Japan Nipponkoa Holdings, Inc.	26,800	681,987
Sony Corp.	44,600	919,751
Sumitomo Chemical Co., Ltd.	90,000	359,565
Sumitomo Corp.	44,900	465,122
Sumitomo Electric Industries, Ltd.	35,900	453,036
Sumitomo Mitsui Financial Group, Inc.	26,900	981,588
Sumitomo Mitsui Trust Holdings, Inc.	89,000	343,841
T&D Holdings, Inc.	17,700	215,243
Takeda Pharmaceutical Co., Ltd.	35,900	1,496,095
TDK Corp.	9,000	537,470
Teijin, Ltd.	179,000	479,244
Terumo Corp.	35,800	823,225
The Bank of Yokohama, Ltd.	90,000	493,407
The Chiba Bank, Ltd.	90,000	596,021
The Joyo Bank, Ltd. (b)	90,000	450,394
The Kansai Electric Power Co., Inc. (a)	44,400	425,132
The Shizuoka Bank, Ltd. (b)	89,000	821,744
The Tokyo Electric Power Co., Inc. (a)	62,700	257,295
Tohoku Electric Power Co., Inc.	18,100	212,257
Tokio Marine Holdings, Inc.	26,900	882,532
Tokyo Electron, Ltd.	9,000	692,181
Tokyo Gas Co., Ltd.	179,000	973,568
Tokyu Corp.	90,000	562,242
Toppan Printing Co., Ltd.	90,000	590,767
Toray Industries, Inc.	90,000	726,786
Toshiba Corp.	90,000	384,637
Toyota Motor Corp.	107,700	6,789,246
Toyota Tsusho Corp.	26,900	633,377
West Japan Railway Co.	17,900	852,786
Yahoo! Japan Corp. (b)	116,700	423,408
Yamada Denki Co., Ltd. (b)	53,100	179,812
Yamaha Corp.	35,000	524,000
Yamaha Motor Co., Ltd. (b)	35,900	731,205

		91,117,553

LUXEMBOURG — 0.1%
ArcelorMittal	29,478	324,168

MEXICO — 1.0%
America Movil SAB de CV (Series L)	1,672,823	1,861,246
Cemex SAB de CV (a)(b)	676,333	690,110
Fomento Economico Mexicano SAB de CV (a)	121,152	1,075,756
Grupo Financiero Banorte SAB de CV	187,285	1,031,737
Grupo Mexico SAB de CV (Series B)	105,131	305,413
Grupo Televisa SAB (a)	164,245	1,120,874
Industrias Penoles SAB de CV	7,562	148,015

		6,233,151

NETHERLANDS — 2.7%
Airbus Group NV	21,142	1,057,852
Akzo Nobel NV	15,160	1,057,553
ASML Holding NV	16,235	1,758,242
CNH Industrial NV	30,110	244,112
Fiat Chrysler Automobiles NV (a)(b)	67,953	789,375
Heineken NV	11,409	813,832
ING Groep NV (a)	110,379	1,446,500
Koninklijke Ahold NV	54,057	965,149
Koninklijke DSM NV	13,228	810,571
Koninklijke KPN NV	238,147	757,310
Koninklijke Philips NV	54,496	1,592,521
Reed Elsevier NV	48,038	1,153,267

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

TNT Express NV	23,926	$160,421
Unilever NV	76,954	3,039,378
Wolters Kluwer NV	23,080	707,974

		16,354,057

NORWAY — 0.6%
DnB NOR ASA	72,209	1,066,153
Norsk Hydro ASA	109,175	617,987
Statoil ASA	43,437	760,106
Telenor ASA	34,837	703,937
Yara International ASA	8,927	397,441

		3,545,624

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	6,275	59,989
Credicorp, Ltd.	2,602	416,788

		476,777

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	11,192	708,342

POLAND — 0.0% (c)
Orange Polska SA GDR (b)	57,060	133,652

RUSSIA — 0.7%
Gazprom OAO ADR	210,350	978,127
Lukoil OAO ADR	25,560	980,226
MMC Norilsk Nickel OJSC ADR	13,853	196,990
Mobile Telesystems OJSC ADR	42,006	301,603
RusHydro JSC ADR (e)	22,407	20,883
RusHydro JSC ADR (e)	40,054	37,891
Sberbank of Russia ADR	58,538	237,079
Surgutneftegas OAO ADR Preference Shares	59,050	304,698
Tatneft OAO ADR	34,105	835,573
Uralkali PJSC GDR	8,851	104,353

		3,997,423

SINGAPORE — 1.2%
CapitaLand, Ltd.	179,000	447,129
DBS Group Holdings, Ltd.	94,138	1,463,469
Singapore Exchange, Ltd.	179,000	1,055,007
Singapore Press Holdings, Ltd. (b)	269,000	854,645
Singapore Telecommunications, Ltd.	628,000	1,848,313
United Overseas Bank, Ltd.	90,959	1,683,816

		7,352,379

SOUTH AFRICA — 1.4%
Anglo American Platinum, Ltd. (a)	7,076	208,645
AngloGold Ashanti, Ltd. (a)	18,699	164,382
Discovery, Ltd.	41,695	401,497
FirstRand, Ltd.	175,794	768,441
Gold Fields, Ltd.	42,588	192,569
Impala Platinum Holdings, Ltd. (a)	26,972	176,678
MTN Group, Ltd.	66,113	1,265,312
Naspers, Ltd. (Class N)	18,043	2,363,031
Sanlam, Ltd.	172,896	1,046,156
Sasol, Ltd.	27,158	1,011,809
Standard Bank Group, Ltd.	58,776	728,962

		8,327,482

SOUTH KOREA — 3.6%
Celltrion, Inc. (a)(b)	6,164	217,870
CJ CheilJedang Corp. (a)	986	274,948
E-Mart Co., Ltd. (a)	1,132	209,067
Hana Financial Group, Inc.	22,548	656,449
Hyundai Department Store Co., Ltd. (a)	1,894	211,947
Hyundai Development Co.-Engineering & Construction (a)	14,141	497,891
Hyundai Heavy Industries Co., Ltd. (a)	3,047	318,796
Hyundai Mobis Co., Ltd. (a)	4,471	959,975
Hyundai Motor Co. (a)	6,341	974,962
Hyundai Steel Co. (a)	2,685	155,118
KB Financial Group, Inc. (a)	22,526	740,859
Kia Motors Corp. (a)	21,144	1,006,079
Korea Electric Power Corp. ADR (a)	25,358	490,931
Korea Zinc Co., Ltd. (a)	1,378	505,866
KT Corp. ADR (a)	18,229	257,393
KT&G Corp. (a)	6,988	483,816
LG Chem, Ltd. Preference Shares (a)	5,796	743,516
LG Electronics, Inc. (a)(b)	8,271	444,722
LG Household & Health Care, Ltd. (a)	556	315,142
Lotte Chemical Corp. (a)	1,265	184,142
NAVER Corp. (a)	1,625	1,052,632
NCSoft Corp.	987	163,430
POSCO ADR	13,636	870,113
Samsung C&T Corp. (a)	4,343	243,001
Samsung Electronics Co., Ltd. GDR	9,083	5,495,215
Samsung Engineering Co., Ltd. (a)	1,501	51,756
Samsung Fire & Marine Insurance Co., Ltd. (a)	2,860	735,068
Samsung Heavy Industries Co., Ltd. (a)	5,577	101,225
Samsung Securities Co., Ltd. (a)	9,727	394,248
Shinhan Financial Group Co., Ltd. (a)	17,046	689,346
SK Holdings Co., Ltd. (a)	3,361	499,953
SK Hynix, Inc. (a)	14,276	620,187
SK Innovation Co., Ltd. (a)	4,314	334,005
SK Telecom Co., Ltd. ADR (b)	20,978	566,616

		21,466,284

SPAIN — 2.4%
Abertis Infraestructuras SA	37,977	755,025
ACS, Actividades de Construccion y Servicios SA	18,002	631,063
Banco Bilbao Vizcaya Argentaria SA	189,230	1,798,392
Banco Popular Espanol SA (b)	64,047	322,400
Banco Santander SA	433,081	3,666,250
Ferrovial SA (b)	50,082	995,390
Gas Natural SDG SA	15,003	377,793
Iberdrola SA	202,655	1,372,515
Inditex SA	42,783	1,227,198
Mapfre SA	102,528	348,992
Repsol SA (b)	46,219	869,390
Telefonica SA	141,342	2,038,688

		14,403,096

SWEDEN — 2.4%
Assa Abloy AB (Class B)	23,509	1,245,685
Atlas Copco AB (Class B)	56,037	1,438,103
Hennes & Mauritz AB (Class B)	38,417	1,597,876
Husqvarna AB (Class B)	109,050	804,476
Nordea Bank AB	132,428	1,537,726
Sandvik AB (b)	48,439	472,742
Securitas AB (Class B)	29,208	352,403

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Skandinaviska Enskilda Banken AB (Class A)	52,264	$664,629
Skanska AB (Class B)	29,122	624,607
SKF AB (Class B)	28,310	596,343
Svenska Handelsbanken AB (Class A)	24,895	1,165,843
Swedbank AB (Class A)	31,847	795,336
Tele2 AB (Class B)	36,268	439,900
Telefonaktiebolaget LM Ericsson (Class B)	122,483	1,476,227
TeliaSonera AB	85,999	553,680
Volvo AB (Class B)	50,272	543,932

		14,309,508

SWITZERLAND — 6.9%
ABB, Ltd. (a)	85,342	1,815,659
Adecco SA (a)	7,252	502,491
Cie Financiere Richemont SA	18,308	1,636,140
Credit Suisse Group AG (a)	48,785	1,231,347
Geberit AG	2,693	917,135
Givaudan SA (a)	711	1,282,970
Holcim, Ltd. (a)	11,334	813,849
Kuehne + Nagel International AG	6,675	908,899
Nestle SA	112,269	8,242,362
Novartis AG	85,024	7,902,145
Roche Holding AG	28,698	7,795,089
SGS SA	359	738,847
Swiss Re AG (a)	12,229	1,029,493
Syngenta AG	4,928	1,587,038
The Swatch Group AG	3,091	1,381,797
Transocean, Ltd. (b)	5,289	97,727
UBS Group AG (a)	120,618	2,074,535
Zurich Insurance Group AG (a)	5,692	1,785,534

		41,743,057

TAIWAN — 2.2%
Advanced Semiconductor Engineering Inc, ADR (b)	276,038	1,692,113
AU Optronics Corp. ADR (b)	119,491	608,209
Chunghwa Telecom Co., Ltd. ADR (b)	45,265	1,332,149
Hon Hai Precision Industry Co., Ltd. GDR	461,239	2,587,551
Siliconware Precision Industries Co., Ltd. ADR (b)	179,032	1,351,692
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	178,467	3,994,091
United Microelectronics Corp. ADR (b)	645,970	1,466,352

		13,032,157

THAILAND — 0.5%
Bangkok Bank PCL	373,176	2,223,176
IRPC PCL (b)	2,276,300	211,717
PTT PCL	72,577	714,740

		3,149,633

TURKEY — 0.5%
Akbank TAS	224,921	833,201
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	410,461	486,355
Turkiye Garanti Bankasi AS	172,371	694,572
Turkiye Is Bankasi (Class C)	389,483	1,122,924

		3,137,052

UNITED KINGDOM — 15.2%
3i Group PLC	105,651	741,643
Anglo American PLC	56,994	1,066,859
AstraZeneca PLC	40,060	2,845,527
BAE Systems PLC	111,737	822,346
Barclays PLC	531,349	2,017,412
BG Group PLC	140,886	1,900,202
BHP Billiton PLC	70,876	1,534,479
BP PLC	732,778	4,696,020
British American Tobacco PLC	59,938	3,271,041
BT Group PLC	253,791	1,588,830
Burberry Group PLC	23,855	608,525
Capita PLC	22,465	378,659
Centrica PLC	265,368	1,154,432
Cobham PLC	35,207	177,810
Compass Group PLC	101,006	1,734,005
Diageo PLC	112,571	3,244,604
Experian PLC	34,223	580,581
Fresnillo PLC (b)	9,809	117,157
G4S PLC	52,848	228,999
GlaxoSmithKline PLC	154,358	3,311,794
Glencore PLC (a)	372,148	1,733,852
Hammerson PLC	85,077	802,571
HSBC Holdings PLC	710,652	6,743,800
ICAP PLC	98,060	691,720
Imperial Tobacco Group PLC	41,026	1,814,183
Indivior PLC (a)	29,862	69,564
InterContinental Hotels Group PLC	7,583	306,827
J Sainsbury PLC (b)	89,958	346,039
Land Securities Group PLC	48,326	871,826
Lloyds Banking Group PLC (a)	1,820,774	2,152,561
Marks & Spencer Group PLC	75,393	562,861
National Grid PLC	189,352	2,710,664
Next PLC	15,104	1,606,172
Old Mutual PLC	480,837	1,428,264
Pearson PLC	40,536	752,148
Prudential PLC	55,475	1,290,571
Randgold Resources, Ltd.	2,480	169,372
Reckitt Benckiser Group PLC	29,862	2,425,897
Reed Elsevier PLC	59,012	1,012,159
Rio Tinto PLC	53,141	2,485,803
Rolls-Royce Holdings PLC (a)	66,103	896,719
Royal Bank of Scotland Group PLC (a)	99,164	609,827
Royal Dutch Shell PLC (Class A)	123,838	4,158,288
Royal Dutch Shell PLC (Class B)	77,687	2,704,910
RSA Insurance Group PLC (a)	41,933	284,421
SABMiller PLC	37,073	1,942,862
Severn Trent PLC	26,660	833,886
Shire PLC	19,723	1,394,037
Sky PLC	58,016	813,248
Smith & Nephew PLC	56,200	1,041,043
Smiths Group PLC	13,458	230,409
SSE PLC	51,236	1,295,811
Standard Chartered PLC	61,806	928,053
Standard Life PLC	142,931	891,683
Tesco PLC	328,666	968,573
The British Land Co. PLC	99,198	1,201,821
The Sage Group PLC	81,510	591,879
Tullow Oil PLC	20,805	134,270
Unilever PLC	57,703	2,364,501

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

United Utilities Group PLC	39,505	$564,239
Vodafone Group PLC	1,084,793	3,766,043
Whitbread PLC	5,766	428,853
Wolseley PLC	8,941	513,875
WPP PLC	58,204	1,220,649

		91,777,679

TOTAL COMMON STOCKS —
(Cost $634,563,630)		601,260,391

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a)(b)	189,230	18,089
Repsol SA (expiring 1/8/15) (a)(b)	46,219	25,559

TOTAL RIGHTS —
(Cost $45,309)		43,648

SHORT TERM INVESTMENTS — 5.9%
UNITED STATES — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	28,651,950	28,651,950
State Street Institutional Liquid Reserves Fund 0.07% (g)(h)	6,965,385	6,965,385

TOTAL SHORT TERM INVESTMENT —
(Cost $35,617,335)		35,617,335

TOTAL INVESTMENTS — 105.8%
(Cost $670,226,274)		636,921,374
OTHER ASSETS & LIABILITIES — (5.8)%		(34,839,794)

NET ASSETS — 100.0%		$602,081,580

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Investments of cash collateral for securities loaned
(g)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	16.2%
Oil, Gas & Consumable Fuels	7.9
Pharmaceuticals	7.8
Insurance	4.9
Automobiles	4.0
Metals & Mining	3.7
Chemicals	3.3
Diversified Telecommunication Services	2.9
Wireless Telecommunication Services	2.9
Food Products	2.9
Beverages	2.4
Machinery	2.1
Semiconductors & Semiconductor Equipment	2.1
Media	2.0
Real Estate Management & Development	1.9
Food & Staples Retailing	1.6
Road & Rail	1.5
Capital Markets	1.5
Textiles, Apparel & Luxury Goods	1.5
Industrial Conglomerates	1.5
Technology Hardware, Storage & Peripherals	1.3
Electric Utilities	1.3
Multi-Utilities	1.3
Real Estate Investment Trusts	1.2
Electronic Equipment, Instruments & Components	1.2
Diversified Financial Services	1.1
Tobacco	1.1
Electrical Equipment	1.1
Construction & Engineering	1.1
Trading Companies & Distributors	1.0
Building Products	0.9
Auto Components	0.8
Hotels, Restaurants & Leisure	0.8
Internet Software & Services	0.8
Gas Utilities	0.7
Transportation Infrastructure	0.6
Construction Materials	0.6
Multiline Retail	0.6
Health Care Equipment & Supplies	0.6
Household Durables	0.5
Software	0.5
Aerospace & Defense	0.5
Specialty Retail	0.5
IT Services	0.5
Household Products	0.5
Independent Power and Renewable Electricity Producers	0.5
Personal Products	0.4
Commercial Services & Supplies	0.4
Professional Services	0.4
Marine	0.3
Communications Equipment	0.3
Biotechnology	0.3
Containers & Packaging	0.3
Health Care Providers & Services	0.3
Air Freight & Logistics	0.2
Water Utilities	0.2
Paper & Forest Products	0.2
Energy Equipment & Services	0.1
Leisure Products	0.1
Consumer Finance	0.1
Airlines	0.1
Short Term Investments	5.9
Other Assets & Liabilities	(5.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.6%
Alumina, Ltd. (a)	33,903	$49,801
Amcor, Ltd.	2,929	32,551
AMP, Ltd.	10,248	46,125
Australia & New Zealand Banking Group, Ltd.	2,335	61,319
BHP Billiton, Ltd.	2,914	70,038
Boral, Ltd. (b)	9,483	41,130
Brambles, Ltd.	6,952	60,476
Coca-Cola Amatil, Ltd.	3,452	26,328
Commonwealth Bank of Australia	749	52,499
CSL, Ltd.	1,336	94,769
Fortescue Metals Group, Ltd. (b)	5,202	11,664
Iluka Resources, Ltd. (b)	1,386	6,749
Insurance Australia Group, Ltd.	15,988	81,774
Lend Lease Group	8,107	108,804
Macquarie Group, Ltd.	1,400	66,782
National Australia Bank, Ltd.	2,898	79,685
Newcrest Mining, Ltd. (a)	1,644	14,651
Novion Property Group (b)	39,235	68,069
Origin Energy, Ltd.	3,333	31,831
Orora, Ltd.	1,469	2,344
OZ Minerals, Ltd.	5,028	14,319
QBE Insurance Group, Ltd.	2,448	22,457
Recall Holdings, Ltd.	698	4,107
Rio Tinto, Ltd.	1,048	49,743
Santos, Ltd.	3,763	25,405
Scentre Group (a)	7,300	20,909
Shopping Centres Australasia Property Group (b)	22	33
Sonic Healthcare, Ltd.	3,619	54,790
Suncorp Group, Ltd.	5,284	60,798
Sydney Airport	752	2,899
Toll Holdings, Ltd. (b)	9,626	46,398
Transurban Group (b)	4,896	34,377
Wesfarmers, Ltd.	3,222	110,009
Westfield Corp.	5,856	43,226
Westpac Banking Corp. (b)	3,387	91,911
Woodside Petroleum, Ltd.	1,346	41,868
Woolworths, Ltd. (b)	1,182	29,676

		1,660,314

AUSTRIA — 0.1%
OMV AG	1,406	37,446

BELGIUM — 0.5%
Anheuser-Busch InBev NV	818	92,904
Delhaize Group	738	53,965
Solvay SA	379	51,548
UCB SA	1,237	94,600

		293,017

BRAZIL — 0.6%
AMBEV SA ADR (b)	7,912	49,213
Banco Bradesco SA Preference Shares ADR	4,538	60,673
Companhia Energetica de Minas Gerais ADR (b)	5,953	29,586
Companhia Siderurgica Nacional SA ADR (b)	5,225	10,868
Gerdau SA ADR (b)	4,719	16,752
Itau Unibanco Holding SA Preference Shares ADR	5,605	72,921
Oi SA, ADR (a)(b)	549	1,750
Petroleo Brasileiro SA Preference Shares ADR	5,906	44,768
Tim Participacoes SA ADR	1,797	39,911
Vale SA Preference Shares ADR (b)	6,276	45,564

		372,006

CANADA — 3.4%
Agrium, Inc. (b)	349	33,145
Bank of Montreal (b)	768	54,491
Barrick Gold Corp.	1,496	16,171
Brookfield Asset Management, Inc. (Class A)	1,486	74,695
Cameco Corp. (b)	1,995	32,812
Canadian Imperial Bank of Commerce (b)	349	30,083
Canadian National Railway Co.	1,508	104,183
Canadian Natural Resources, Ltd.	1,508	46,767
Canadian Pacific Railway, Ltd. (b)	319	61,624
Canadian Tire Corp., Ltd. (Class A)	369	39,103
Cenovus Energy, Inc.	1,915	39,631
Eldorado Gold Corp.	2,056	12,568
Enbridge, Inc. (b)	1,706	87,992
Encana Corp. (b)	2,804	39,146
Enerplus Corp. (b)	2,204	21,293
First Quantum Minerals, Ltd.	1,067	15,209
Goldcorp, Inc.	1,466	27,225
IAMGOLD Corp. (a)	2,214	6,002
IGM Financial, Inc. (b)	589	23,550
Imperial Oil, Ltd.	1,097	47,403
Kinross Gold Corp. (a)	3,243	9,128
Loblaw Cos., Ltd.	1,228	65,914
Manulife Financial Corp.	3,931	75,277
National Bank of Canada	2,074	88,529
Onex Corp.	1,306	76,065
Penn West Petroleum, Ltd. (b)	1,696	3,558
Potash Corp. of Saskatchewan, Inc.	1,117	39,607
Rogers Communications, Inc. (Class B) (b)	2,076	80,961
Royal Bank of Canada	1,817	125,876
Shaw Communications, Inc. (Class B) (b)	1,386	37,514
Silver Wheaton Corp.	978	19,953
SNC-Lavalin Group, Inc.	868	33,206
Sun Life Financial, Inc.	2,144	77,597
Suncor Energy, Inc. (b)	3,053	97,264
Talisman Energy, Inc.	3,562	27,986
Teck Resources, Ltd. (Class B)	1,087	14,903
TELUS Corp.	2,934	106,113
The Bank of Nova Scotia (b)	968	55,418
The Toronto-Dominion Bank	1,676	80,324
TMX Group, Ltd. (b)	40	1,747
TransAlta Corp. (b)	3,402	30,899
TransCanada Corp. (b)	609	30,023
Valeant Pharmaceuticals International, Inc. (a)	1,187	170,459
Yamana Gold, Inc. (b)	2,992	12,115

		2,173,529

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

CHILE — 0.0% (c)
Empresa Nacional de Electricidad SA ADR	254	$11,364
Enersis SA ADR	658	10,548
Sociedad Quimica y Minera de Chile SA ADR	145	3,462

		25,374

CHINA — 1.5%
Agricultural Bank of China, Ltd. (Class H)	70,000	35,384
Bank of China, Ltd. (Class H)	139,000	78,329
Bank of Communications Co., Ltd. (Class H)	50,000	46,680
China Construction Bank Corp. (Class H)	109,000	89,535
China Life Insurance Co., Ltd. (Class H)	19,000	74,605
China Merchants Bank Co., Ltd. (Class H)	14,674	36,823
China Petroleum & Chemical Corp. (Class H)	59,200	47,712
China Shenhua Energy Co., Ltd. (Class H)	9,500	28,115
China Telecom Corp., Ltd. (Class H)	60,000	35,126
Hengan International Group Co., Ltd.	5,000	52,258
Huaneng Power International, Inc. (Class H)	40,000	54,057
Industrial & Commercial Bank of China, Ltd. (Class H)	110,000	80,285
PetroChina Co., Ltd. (Class H)	40,000	44,359
PICC Property & Casualty Co., Ltd. (Class H) (b)	21,859	42,507
Ping An Insurance Group Co. of China, Ltd. (Class H)	5,000	51,000
Tencent Holdings, Ltd.	10,000	145,071
Wumart Stores, Inc. (Class H) (b)	20,000	17,125
Yanzhou Coal Mining Co., Ltd. (Class H) (b)	20,000	16,944

		975,915

COLOMBIA — 0.0% (c)
BanColombia SA ADR (b)	213	10,198

DENMARK — 0.6%
AP Moeller — Maersk A/S (Class B)	50	100,508
Danske Bank A/S	1,696	46,136
DSV A/S	2,545	77,834
Novo Nordisk A/S (Class B)	3,782	159,976

		384,454

FINLAND — 0.4%
Fortum Oyj	1,326	28,833
Metso Oyj	788	23,705
Nokia Oyj	8,209	65,162
Sampo Oyj (Class A)	928	43,592
UPM-Kymmene Oyj	3,023	49,822
Valmet Oyj	172	2,127
Wartsila Oyj Abp	898	40,303

		253,544

FRANCE — 2.9%
Accor SA	1,599	72,248
Alstom SA (a)	1,227	39,880
AXA SA	3,193	74,202
BNP Paribas SA	1,695	101,034
Bouygues SA	970	35,189
Cap Gemini SA	1,197	86,153
Carrefour SA	1,864	57,065
Credit Agricole SA	3,397	44,229
Danone SA	913	60,155
Essilor International SA	609	68,298
GDF Suez	1,626	38,229
Groupe Fnac (a)	2	100
Hermes International (b)	16	5,708
Kering	209	40,338
LVMH Moet Hennessy Louis Vuitton SA	329	52,650
Orange SA	4,646	79,550
Pernod Ricard SA	448	50,014
Publicis Groupe SA	770	55,569
Renault SA	1,127	82,546
Sanofi	1,486	136,047
Schneider Electric SE	1,077	78,988
Societe Generale SA	1,356	57,413
Sodexo SA	948	93,227
Technip SA	498	29,778
Total SA	2,305	118,595
Unibail-Rodamco SE	359	92,464
Vallourec SA (b)	399	10,984
Veolia Environnement SA	2,856	50,992
Vinci SA	1,376	75,775
Vivendi SA (a)	3,500	87,626

		1,875,046

GERMANY — 2.7%
adidas AG	818	57,033
Allianz SE	768	127,642
BASF SE	1,237	104,599
Bayer AG	1,456	199,087
Commerzbank AG (a)	1,376	18,282
Daimler AG	1,706	142,378
Deutsche Bank AG	2,115	63,943
Deutsche Boerse AG	589	42,207
Deutsche Lufthansa AG	3,533	59,125
Deutsche Post AG	2,934	96,018
Deutsche Telekom AG	4,839	77,585
E.ON SE	3,033	52,097
Fresenius Medical Care AG & Co. KGaA	329	24,623
Linde AG	209	38,997
MAN SE	279	31,114
Merck KGaA	1,037	98,403
Muenchener Rueckversicherungs- Gesellschaft AG	448	89,854
OSRAM Licht AG (a)	30	1,189
RWE AG	1,017	31,565
Salzgitter AG	1,077	30,508
SAP SE	1,508	106,310
Siemens AG	1,199	136,017
ThyssenKrupp AG (a)	1,895	48,750
Volkswagen AG	359	78,237

		1,755,563

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

HONG KONG — 2.1%
AIA Group, Ltd.	14,000	$77,900
Bank of East Asia, Ltd.	12,063	48,611
Cheung Kong Holdings, Ltd.	10,000	168,024
China Mobile, Ltd.	9,500	110,866
China Overseas Land & Investment, Ltd.	20,000	59,447
China Resources Enterprise, Ltd. (b)	20,000	41,883
China Unicom (Hong Kong), Ltd.	20,000	26,822
CITIC, Ltd. (b)	20,000	34,095
CNOOC, Ltd.	30,000	40,388
COSCO Pacific, Ltd.	20,240	28,762
Global Brands Group Holding, Ltd. (a)	6,000	1,176
Hang Lung Properties, Ltd.	10,000	28,047
Henderson Land Development Co., Ltd.	10,418	72,947
Hong Kong Exchanges and Clearing, Ltd.	3,023	66,932
Hutchison Whampoa, Ltd.	10,000	115,089
Li & Fung, Ltd.	20,000	18,724
New World Development Co., Ltd.	30,319	34,874
Sands China, Ltd.	8,000	39,356
Shangri-La Asia, Ltd.	20,000	27,596
Sun Hung Kai Properties, Ltd.	10,253	156,409
Swire Pacific, Ltd.	5,000	65,120
The Link REIT	10,058	62,969

		1,326,037

HUNGARY — 0.1%
MOL Hungarian Oil and Gas PLC	229	10,132
Richter Gedeon NyRt	1,865	25,265

		35,397

INDIA — 0.6%
Dr. Reddy’s Laboratories, Ltd. ADR	2,126	107,257
ICICI Bank, Ltd. ADR	6,631	76,588
Infosys, Ltd. ADR (b)	1,856	58,390
Mahindra & Mahindra, Ltd. GDR	533	10,473
Reliance Industries, Ltd. GDR (d)	1,646	46,417
Tata Motors, Ltd. ADR (b)	1,797	75,977

		375,102

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT	15,000	29,370
Astra International Tbk PT	50,800	30,455
Bank Central Asia Tbk PT	45,800	48,537
Bank Mandiri Persero Tbk PT	45,800	39,846
Bank Rakyat Indonesia Persero Tbk PT	53,100	49,949
Gudang Garam Tbk PT	5,000	24,506
Telekomunikasi Indonesia Persero Tbk PT	335,200	77,541

		300,204

IRELAND — 1.0%
Accenture PLC (Class A) (b)	1,037	92,614
Allegion PLC (b)	338	18,745
Covidien PLC	1,766	180,627
CRH PLC	1,555	37,444
Eaton Corp. PLC	2,066	140,405
Mallinckrodt PLC (a)(b)	129	12,775
Pentair PLC	119	7,904
Perrigo Co. PLC	19	3,176
Seagate Technology PLC (b)	1,037	68,961
Tyco International PLC	1,037	45,483
Weatherford International PLC (a)	5,168	59,174

		667,308

ISRAEL — 0.2%
Bank Hapoalim BM	6,923	32,734
Bank Leumi Le-Israel BM (a)	9,068	31,179
Teva Pharmaceutical Industries, Ltd. ADR	1,187	68,264

		132,177

ITALY — 0.6%
Assicurazioni Generali SpA	2,874	59,121
Banca Monte dei Paschi di Siena SpA (a)	15,206	8,648
Enel SpA	12,647	56,562
ENI SpA	2,685	47,143
Intesa Sanpaolo SpA	22,821	66,882
Mediaset SpA (a)(b)	11,220	46,704
Saipem SpA (a)(b)	569	6,035
Telecom Italia SpA (a)	53,316	56,902
UniCredit SpA	7,738	49,953

		397,950

JAPAN — 7.5%
Aisin Seiki Co., Ltd.	1,000	36,323
Asahi Group Holdings, Ltd.	1,000	31,248
Asahi Kasei Corp.	10,000	92,206
Astellas Pharma, Inc.	5,000	70,332
Bridgestone Corp.	1,000	35,022
Canon, Inc. (b)	1,000	32,032
Credit Saison Co., Ltd.	2,000	37,683
Daiichi Sankyo Co., Ltd. (b)	3,000	42,237
Daikin Industries, Ltd. (b)	1,000	65,140
Daiwa Securities Group, Inc. (b)	10,000	79,036
Denso Corp.	2,000	94,283
Eisai Co., Ltd. (b)	1,000	38,967
FUJIFILM Holdings Corp. (b)	2,000	61,737
Fujitsu, Ltd.	9,000	48,365
Hitachi, Ltd.	10,000	75,124
Hokuhoku Financial Group, Inc.	20,000	40,702
Honda Motor Co., Ltd.	2,000	58,818
Hoya Corp.	2,000	68,477
ITOCHU Corp. (b)	3,000	32,328
Japan Tobacco, Inc.	2,000	55,515
JFE Holdings, Inc. (b)	2,000	44,973
JSR Corp. (b)	2,000	34,630
JX Holdings, Inc. (b)	5,000	19,592
Kajima Corp. (b)	10,000	41,620
Kamigumi Co., Ltd.	10,000	89,745
KDDI Corp. (b)	2,000	127,395
Kobe Steel, Ltd. (b)	30,000	52,296
Komatsu, Ltd.	2,000	44,773
Konica Minolta Holdings, Inc. (b)	5,000	55,257
Kyocera Corp.	2,000	92,681
Makita Corp.	1,000	45,707
Marubeni Corp.	10,000	60,445
Marui Group Co., Ltd.	9,000	82,122
Mitsubishi Chemical Holdings Corp.	5,000	24,542
Mitsubishi Corp.	2,000	36,982
Mitsubishi Electric Corp.	10,000	120,606
Mitsubishi Heavy Industries, Ltd.	10,000	55,866

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mitsubishi UFJ Financial Group, Inc.	17,900	$99,208
Mitsui & Co., Ltd. (b)	2,000	27,049
Mizuho Financial Group, Inc.	36,900	62,323
MS&AD Insurance Group Holdings, Inc.	2,000	48,050
Murata Manufacturing Co., Ltd.	1,000	110,513
NEC Corp.	2,000	5,888
Nippon Steel & Sumitomo Metal Corp. (b)	29,000	72,781
Nippon Yusen K.K.	20,000	57,050
Nissan Motor Co., Ltd.	4,000	35,264
Nitto Denko Corp.	1,000	56,491
Nomura Holdings, Inc.	9,900	56,991
NTT Data Corp. (b)	1,000	37,658
Obayashi Corp. (b)	10,000	65,307
ORIX Corp.	4,000	50,828
Osaka Gas Co., Ltd.	10,000	37,616
Panasonic Corp.	6,000	71,412
Resona Holdings, Inc.	6,000	30,622
Rohm Co., Ltd.	1,000	61,387
Secom Co., Ltd. (b)	1,000	57,926
Seven & i Holdings Co., Ltd.	1,000	36,353
Shin-Etsu Chemical Co., Ltd.	1,000	65,607
Softbank Corp.	2,000	120,272
Sompo Japan Nipponkoa Holdings, Inc.	2,000	50,895
Sony Corp.	3,000	61,867
Sumitomo Chemical Co., Ltd.	10,000	39,952
Sumitomo Corp. (b)	2,000	20,718
Sumitomo Electric Industries, Ltd.	3,000	37,858
Sumitomo Mitsui Financial Group, Inc.	2,000	72,981
Sumitomo Mitsui Trust Holdings, Inc.	10,000	38,634
T&D Holdings, Inc.	4,000	48,643
Takeda Pharmaceutical Co., Ltd.	1,000	41,674
TDK Corp.	1,000	59,719
Teijin, Ltd. (b)	10,000	26,773
Terumo Corp.	2,000	45,990
The Joyo Bank, Ltd.	10,000	50,044
The Kansai Electric Power Co., Inc. (a)	2,000	19,150
Tokio Marine Holdings, Inc.	2,000	65,616
Tokyo Electron, Ltd.	1,000	76,909
Tokyu Corp.	10,000	62,471
Toppan Printing Co., Ltd.	10,000	65,641
Toshiba Corp.	10,000	42,737
Toyota Motor Corp. (b)	4,000	252,154
Toyota Tsusho Corp. (b)	3,000	70,637
West Japan Railway Co.	1,000	47,642
Yamada Denki Co., Ltd. (b)	4,000	13,545
Yamaha Corp.	6,000	89,829

		4,793,482

LUXEMBOURG — 0.0% (c)
ArcelorMittal (b)	2,016	22,170

MEXICO — 0.5%
America Movil SAB de CV (Series L)	77,423	86,144
Cemex SAB de CV (a)	35,269	35,988
Fomento Economico Mexicano SAB de CV (a)	7,960	70,680
Grupo Financiero Banorte SAB de CV	7,660	42,198
Grupo Mexico SAB de CV (Series B)	12,738	37,005
Grupo Televisa SAB (a)	6,764	46,160
Industrias Penoles SAB de CV	518	10,139

		328,314

NETHERLANDS — 1.4%
Airbus Group NV	679	33,974
Akzo Nobel NV	766	53,436
ASML Holding NV	729	78,951
CNH Industrial NV (b)	1,426	11,561
Heineken NV	539	38,448
ING Groep NV (a)	6,992	91,629
Koninklijke Ahold NV	3,299	58,901
Koninklijke DSM NV	896	54,904
Koninklijke KPN NV	9,206	29,275
Koninklijke Philips NV	2,744	80,187
LyondellBasell Industries NV (Class A)	1,037	82,328
Reed Elsevier NV	3,531	84,770
Unilever NV	2,040	80,572
Wolters Kluwer NV	4,379	134,325

		913,261

NORWAY — 0.3%
DnB ASA	3,752	55,398
Norsk Hydro ASA	11,531	65,271
Telenor ASA	3,073	62,095
Yara International ASA	639	28,449

		211,213

PERU — 0.0% (c)
Compania de Minas Buenaventura SA ADR	309	2,954

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	748	47,341

PORTUGAL — 0.0% (c)
Portugal Telecom SGPS SA (b)	8,777	9,176

RUSSIA — 0.3%
Gazprom OAO ADR (e)	781	3,538
Gazprom OAO ADR (e)	7,300	33,945
Lukoil OAO ADR	988	37,890
MMC Norilsk Nickel OJSC ADR	1,207	17,164
Mobile Telesystems OJSC ADR	1,885	13,534
RusHydro JSC ADR (e)	824	779
RusHydro JSC ADR (e)	1,044	973
Sberbank of Russia ADR (e)	412	1,596
Sberbank of Russia ADR (e)	3,848	15,584
Surgutneftegas OAO ADR Preference Shares	8,697	44,877
Tatneft OAO ADR	1,007	24,671
Uralkali PJSC GDR	154	1,816

		196,367

SINGAPORE — 0.4%
CapitaLand, Ltd.	30,000	74,938
Singapore Exchange, Ltd.	20,000	117,878
Singapore Press Holdings, Ltd. (b)	20,000	63,542
Singapore Telecommunications, Ltd.	10,000	29,432

		285,790

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd. (a)	878	$7,718
Discovery, Ltd.	12,027	115,813
FirstRand, Ltd.	11,043	48,272
Gold Fields, Ltd.	2,126	9,613
Harmony Gold Mining Co., Ltd. (a)(b)	2,355	4,399
Impala Platinum Holdings, Ltd. (a)	1,596	10,455
MTN Group, Ltd.	4,081	78,105
Naspers, Ltd. (Class N)	649	84,997
Sanlam, Ltd.	10,225	61,869
Sasol, Ltd.	788	29,358
Sibanye Gold, Ltd.	1,047	2,041
Standard Bank Group, Ltd.	2,642	32,767

		485,407

SOUTH KOREA — 1.3%
Actoz Soft Co., Ltd. (a)	467	14,233
E-Mart Co., Ltd. (a)	36	6,649
Hana Financial Group, Inc.	408	11,878
Hyundai Heavy Industries Co., Ltd. (a)	53	5,545
Hyundai Hysco Co., Ltd. (a)	141	9,326
Hyundai Mobis Co., Ltd. (a)	102	21,901
Hyundai Motor Co.	231	35,517
Hyundai Steel Co. (a)	39	2,253
JoyCity Corp. (a)	1,168	21,465
KB Financial Group, Inc. (a)	559	18,385
KH Vatec Co., Ltd. (a)	1,037	39,578
Kia Motors Corp. (a)	329	15,655
Korea Electric Power Corp. ADR (a)	774	14,985
KT&G Corp.	209	14,470
LG Chem, Ltd. Preference Shares (a)	319	40,922
LG Electronics, Inc. (a)	170	9,141
LG Household & Health Care, Ltd. (a)	30	17,004
Lotte Chemical Corp. (a)	24	3,494
NAVER Corp. (a)	59	38,219
NHN Entertainment Corp. (a)	23	1,831
POSCO ADR	1,129	72,041
Samsung C&T Corp. (a)	348	19,471
Samsung Electronics Co., Ltd. GDR	381	230,505
Samsung Engineering Co., Ltd. (a)	71	2,448
Samsung Fire & Marine Insurance Co., Ltd. (a)	70	17,991
Samsung Heavy Industries Co., Ltd. (a)	559	10,146
Samsung Securities Co., Ltd. (a)	339	13,740
SeAH Steel Corp. (a)	355	25,644
Shinhan Financial Group Co., Ltd. (a)	559	22,606
SK Holdings Co., Ltd. (a)	119	17,701
SK Hynix, Inc. (a)	869	37,752
SK Innovation Co., Ltd. (a)	89	6,891

		819,387

SPAIN — 0.9%
Acciona SA (a)(b)	579	39,375
Acerinox SA	2,804	42,429
ACS, Actividades de Construccion y Servicios SA	2,071	72,599
Banco Bilbao Vizcaya Argentaria SA	8,109	77,066
Banco Santander SA	18,302	154,932
Iberdrola SA	7,155	48,455
Inditex SA	2,000	57,368
Repsol SA (b)	1,262	23,739
Telefonica SA (b)	6,054	87,322

		603,285

SWEDEN — 1.1%
Assa Abloy AB (Class B)	1,137	60,247
Atlas Copco AB (Class B)	3,173	81,430
Nordea Bank AB	5,504	63,911
Sandvik AB	2,954	28,830
Securitas AB (Class B)	4,590	55,379
Skandinaviska Enskilda Banken AB (Class A)	6,943	88,292
Skanska AB (Class B)	3,013	64,623
SKF AB (Class B)	2,144	45,163
Svenska Handelsbanken AB (Class A)	938	43,927
Tele2 AB (Class B)	1,895	22,985
Telefonaktiebolaget LM Ericsson (Class B)	5,617	67,699
TeliaSonera AB	4,839	31,154
Volvo AB (Class A)	4,630	50,510

		704,150

SWITZERLAND — 3.1%
ABB, Ltd. (a)	4,180	88,930
ACE, Ltd. (b)	1,037	119,131
Adecco SA (a)	808	55,986
Cie Financiere Richemont SA	1,137	101,611
Credit Suisse Group AG (a)	2,463	62,167
Geberit AG	329	112,045
Givaudan SA (a)	40	72,178
Holcim, Ltd. (a)	738	52,993
Kuehne + Nagel International AG	389	52,968
Nestle SA	2,894	212,466
Novartis AG	2,733	254,005
Roche Holding AG	1,017	276,242
SGS SA	40	82,323
Swiss Re AG (a)	978	82,333
Syngenta AG	100	32,205
TE Connectivity, Ltd.	2,066	130,674
The Swatch Group AG	120	53,645
Transocean, Ltd. (b)	738	13,636
UBS Group AG (a)	5,683	97,743
Zurich Insurance Group AG (a)	199	62,425

		2,015,706

TAIWAN — 1.2%
Advanced Semiconductor Engineering Inc, ADR (b)	11,940	73,192
AU Optronics Corp. ADR (b)	10,265	52,249
Chunghwa Telecom Co., Ltd. ADR (b)	2,723	80,138
Hon Hai Precision Industry Co., Ltd. GDR	18,569	104,172
Siliconware Precision Industries Co., Ltd. ADR (b)	17,087	129,007
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	11,342	253,834
United Microelectronics Corp. ADR	26,692	60,591

		753,183

THAILAND — 0.1%
Bangkok Bank PCL	11,000	65,532

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PTT PCL	2,000	$19,696

		85,228

TURKEY — 0.3%
Akbank TAS	7,560	28,006
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	41,396	49,050
Turkiye Garanti Bankasi AS	8,747	35,246
Turkiye Is Bankasi (Class C)	20,068	57,858

		170,160

UNITED KINGDOM — 7.7%
3i Group PLC	18,334	128,700
Anglo American PLC	2,305	43,147
AstraZeneca PLC	1,827	129,775
BAE Systems PLC	9,218	67,841
Barclays PLC	24,658	93,621
BG Group PLC	4,610	62,177
BHP Billiton PLC	3,143	68,047
BP PLC	26,491	169,768
British American Tobacco PLC	528	28,815
BT Group PLC	21,507	134,642
Burberry Group PLC	1,636	41,733
Capita PLC	5,556	93,649
Cobham PLC	27,382	138,290
Compass Group PLC	4,665	80,086
Diageo PLC	2,814	81,107
Experian PLC	3,839	65,127
G4S PLC	6,444	27,923
GlaxoSmithKline PLC	6,464	138,687
Glencore PLC (a)	5,496	25,606
Hammerson PLC	10,432	98,410
HSBC Holdings PLC	23,287	220,984
Imperial Tobacco Group PLC	1,037	45,856
Indivior PLC (a)	828	1,929
InterContinental Hotels Group PLC	2,605	105,405
J Sainsbury PLC (b)	7,620	29,312
Land Securities Group PLC	4,558	82,229
Liberty Global PLC (Class A) (a)	1,037	52,063
Liberty Global PLC (Series C) (a)(b)	1,847	89,229
Lloyds Banking Group PLC (a)	89,563	105,883
Marks & Spencer Group PLC	10,524	78,569
National Grid PLC	2,050	29,347
Next PLC	748	79,543
Noble Corp. PLC (b)	2,066	34,234
Old Mutual PLC	15,510	46,070
Paragon Offshore PLC (b)	688	1,906
Pearson PLC	1,237	22,953
Prudential PLC	5,018	116,739
Randgold Resources, Ltd.	299	20,420
Reckitt Benckiser Group PLC	828	67,264
Reed Elsevier PLC	3,223	55,280
Rio Tinto PLC	2,223	103,986
Rolls-Royce Holdings PLC (a)	3,272	44,386
Royal Dutch Shell PLC (Class A)	279	9,368
Royal Dutch Shell PLC (Class B)	7,870	274,018
RSA Insurance Group PLC (a)	7,295	49,480
SABMiller PLC	1,356	71,063
Severn Trent PLC	2,585	80,855
Sky PLC	2,076	29,101
Smith & Nephew PLC	4,686	86,803
Smiths Group PLC	3,612	61,839
SSE PLC	1,709	43,222
Standard Chartered PLC	3,642	54,687
Standard Life PLC	21,238	132,495
Tesco PLC	12,220	36,012
The British Land Co. PLC	6,516	78,944
The Sage Group PLC	17,586	127,699
Tullow Oil PLC	1,837	11,856
Unilever PLC	1,585	64,949
United Utilities Group PLC	4,600	65,701
Vodafone Group PLC	37,704	130,896
Whitbread PLC	3,382	251,540
Wolseley PLC	878	50,462
WPP PLC	3,562	74,702

		4,936,430

UNITED STATES — 52.0%
3M Co. (b)	1,037	170,400
Abbott Laboratories	2,066	93,011
AbbVie, Inc.	1,017	66,552
Adobe Systems, Inc. (a)	3,103	225,588
Aetna, Inc.	2,066	183,523
Aflac, Inc.	2,066	126,212
Agilent Technologies, Inc.	2,066	84,582
Alexion Pharmaceuticals, Inc. (a)	1,037	191,876
Allergan, Inc.	932	198,134
Altera Corp. (b)	1,037	38,307
Altria Group, Inc.	2,066	101,792
Amazon.com, Inc. (a)	837	259,763
American Capital Agency Corp.	1,037	22,638
American Electric Power Co., Inc. (b)	2,066	125,448
American Express Co. (b)	2,066	192,221
American Tower Corp. (b)	1,037	102,507
Amgen, Inc.	1,766	281,306
Anadarko Petroleum Corp.	1,037	85,553
Annaly Capital Management, Inc.	2,066	22,333
Anthem, Inc. (b)	1,037	130,320
Apache Corp.	1,037	64,989
Apple, Inc.	7,252	800,476
Applied Materials, Inc. (b)	7,232	180,221
Archer-Daniels-Midland Co.	3,103	161,356
AT&T, Inc. (b)	7,232	242,923
Automatic Data Processing, Inc. (b)	1,037	86,455
Baker Hughes, Inc.	1,566	87,806
Bank of America Corp.	17,585	314,596
Baxter International, Inc. (b)	2,066	151,417
Becton, Dickinson and Co.	1,037	144,309
Bed Bath & Beyond, Inc. (a)(b)	1,037	78,988
Berkshire Hathaway, Inc. (Class B) (a)(b)	1,037	155,706
Biogen Idec, Inc. (a)(b)	637	216,230
Bristol-Myers Squibb Co. (b)	3,103	183,170
Broadcom Corp. (Class A)	2,066	89,520
C.H. Robinson Worldwide, Inc. (b)	1,037	77,661
California Resources Corp. (a)	827	4,556
Cameron International Corp. (a)	2,066	103,197
Capital One Financial Corp.	1,037	85,604
Carnival Corp. (b)	1,037	47,007
Caterpillar, Inc.	1,037	94,917
CBS Corp. (Class B) (b)	2,053	113,613
CDK Global, Inc. (b)	345	14,062
Celgene Corp. (a)(b)	2,074	231,998
CenturyLink, Inc. (b)	2,066	81,772

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Chesapeake Energy Corp. (b)	3,103	$60,726
Chevron Corp.	3,103	348,095
Church & Dwight Co., Inc.	2,066	162,821
Cisco Systems, Inc. (b)	10,335	287,468
Citigroup, Inc. (b)	5,168	279,641
Citrix Systems, Inc. (a)	1,037	66,161
Coach, Inc. (b)	1,037	38,950
Cognizant Technology Solutions Corp. (Class A) (a)	2,074	109,217
Colgate-Palmolive Co.	2,066	142,947
Comcast Corp. (Class A) Special (b)	2,668	153,583
ConAgra Foods, Inc. (b)	2,066	74,954
ConocoPhillips (b)	2,066	142,678
Corning, Inc.	4,140	94,930
Costco Wholesale Corp.	1,037	146,995
CST Brands, Inc. (b)	110	4,797
CSX Corp.	4,140	149,992
Cummins, Inc.	1,037	149,504
CVS Health Corp. (b)	2,066	198,976
Danaher Corp. (b)	2,066	177,077
Deere & Co. (b)	1,037	91,743
Devon Energy Corp.	1,037	63,475
DIRECTV (a)	1,037	89,908
Discover Financial Services	2,066	135,302
Dollar Tree, Inc. (a)	2,066	145,405
Duke Energy Corp. (b)	1,127	94,150
E. I. du Pont de Nemours & Co. (b)	2,066	152,760
eBay, Inc. (a)	3,103	174,140
Ecolab, Inc.	1,037	108,387
Edison International (b)	2,066	135,282
Eli Lilly & Co. (b)	2,066	142,533
EMC Corp. (b)	4,140	123,124
Emerson Electric Co. (b)	2,066	127,534
EOG Resources, Inc.	2,074	190,953
Equity Residential (b)	1,037	74,498
Exelon Corp. (b)	2,066	76,607
Express Scripts Holding Co. (a)(b)	1,446	122,433
Exxon Mobil Corp. (b)	6,205	573,652
Facebook, Inc. (Class A) (a)	1,000	78,020
Fastenal Co. (b)	1,037	49,320
FedEx Corp. (b)	1,037	180,085
FirstEnergy Corp.	2,066	80,553
FMC Technologies, Inc. (a)	2,066	96,771
Ford Motor Co.	8,269	128,170
Franklin Resources, Inc. (b)	3,103	171,813
Freeport-McMoRan, Inc.	2,066	48,262
General Dynamics Corp.	1,037	142,712
General Electric Co. (b)	15,512	391,988
General Mills, Inc. (b)	1,037	55,303
General Motors Co.	2,066	72,124
Gilead Sciences, Inc. (a)(b)	3,240	305,402
Google, Inc. (Class A) (a)	508	269,575
Google, Inc. (Class C) (a)	508	267,411
Halliburton Co.	2,066	81,256
Halyard Health, Inc. (a)	130	5,888
HCP, Inc.	3,103	136,625
Hess Corp. (b)	1,037	76,551
Hewlett-Packard Co. (b)	4,140	166,138
Honeywell International, Inc.	2,066	206,435
Illinois Tool Works, Inc.	2,066	195,650
Ingersoll-Rand PLC	2,066	130,964
Intel Corp. (b)	8,269	300,082
International Business Machines Corp. (b)	1,666	267,293
Intuit, Inc.	1,037	95,601
Johnson & Johnson (b)	3,103	324,481
Johnson Controls, Inc.	2,066	99,870
JPMorgan Chase & Co.	6,205	388,309
Juniper Networks, Inc. (b)	2,066	46,113
Kellogg Co. (b)	1,037	67,861
Keysight Technologies, Inc. (a)	1,034	34,901
Kimberly-Clark Corp.	1,037	119,815
Kinder Morgan, Inc. (b)	2,987	126,361
Kohl’s Corp.	1,037	63,298
Kraft Foods Group, Inc. (b)	169	10,590
L Brands, Inc.	2,066	178,812
Las Vegas Sands Corp.	1,037	60,312
Liberty Interactive Corp. (Class A) (a)	2,066	60,782
Liberty TripAdvisor Holdings, Inc. (Class A) (a)	140	3,766
Liberty Ventures, (Series A) (a)	434	16,370
Lockheed Martin Corp. (b)	1,037	199,695
Lowe’s Cos., Inc.	3,103	213,486
Macy’s, Inc.	2,066	135,840
Marathon Oil Corp.	3,103	87,784
Marathon Petroleum Corp.	1,037	93,600
Marsh & McLennan Cos., Inc. (b)	2,066	118,258
Mattel, Inc. (b)	4,140	128,112
McCormick & Co., Inc. (b)	3,103	230,553
McDonald’s Corp. (b)	1,037	97,167
McKesson Corp.	1,037	215,260
Mead Johnson Nutrition Co.	1,037	104,260
Medtronic, Inc. (b)	3,103	224,037
Merck & Co., Inc.	4,140	235,111
MetLife, Inc.	3,103	167,841
Microsoft Corp.	11,372	528,229
Mondelez International, Inc. (Class A)	1,037	37,669
Monsanto Co. (b)	1,037	123,890
Morgan Stanley (b)	3,103	120,396
National Oilwell Varco, Inc. (b)	1,037	67,955
NetApp, Inc.	1,037	42,984
Newmont Mining Corp. (b)	1,037	19,599
News Corp. (Class A) (a)(b)	629	9,869
NextEra Energy, Inc.	1,037	110,223
NIKE, Inc. (Class B)	2,066	198,646
Noble Energy, Inc.	2,066	97,990
Norfolk Southern Corp. (b)	1,037	113,666
Northrop Grumman Corp. (b)	1,466	216,074
NOW, Inc. (a)(b)	258	6,638
O’Reilly Automotive, Inc. (a)(b)	1,037	199,747
Occidental Petroleum Corp. (b)	2,066	166,540
Oracle Corp.	7,232	325,223
Outfront Media, Inc.	3	81
Parker-Hannifin Corp. (b)	1,037	133,721
PepsiCo, Inc.	2,066	195,361
Pfizer, Inc.	10,215	318,197
PG&E Corp. (b)	1,037	55,210
Philip Morris International, Inc.	2,066	168,276
Phillips 66 (b)	508	36,424
Pioneer Natural Resources Co. (b)	1,037	154,357
PPL Corp. (b)	3,103	112,732
Praxair, Inc. (b)	1,037	134,354

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

ProLogis, Inc.	3,103	$133,522
Prudential Financial, Inc.	2,066	186,890
Public Service Enterprise Group, Inc. (b)	2,066	85,553
Public Storage (b)	1,037	191,689
QUALCOMM, Inc.	3,103	230,646
Range Resources Corp. (b)	1,037	55,428
Raytheon Co. (b)	1,037	112,172
Retail Opportunity Investments Corp. (b)	10,512	176,496
Ross Stores, Inc. (b)	1,037	97,748
Salesforce.com, Inc. (a)	3,640	215,888
SanDisk Corp. (b)	1,037	101,605
Schlumberger, Ltd. (b)	2,066	176,457
Seventy Seven Energy, Inc. (a)(b)	218	1,179
Simon Property Group, Inc. (b)	1,037	188,848
Southwestern Energy Co. (a)(b)	1,037	28,300
Spectra Energy Corp. (b)	2,066	74,996
St. Jude Medical, Inc. (b)	2,066	134,352
Starbucks Corp. (b)	2,066	169,515
State Street Corp. (f)	1,037	81,405
Sysco Corp. (b)	2,066	82,000
Target Corp. (b)	1,037	78,719
Texas Instruments, Inc.	3,103	165,902
The ADT Corp. (b)	251	9,094
The Allstate Corp.	2,066	145,137
The Bank of New York Mellon Corp.	3,103	125,889
The Boeing Co.	1,037	134,789
The Charles Schwab Corp. (b)	5,168	156,022
The Chubb Corp. (b)	1,037	107,298
The Clorox Co. (b)	1,037	108,066
The Coca-Cola Co. (b)	4,140	174,791
The Dow Chemical Co.	3,103	141,528
The Estee Lauder Cos., Inc. (Class A)	1,037	79,019
The Goldman Sachs Group, Inc.	1,037	201,002
The Hershey Co. (b)	1,037	107,775
The Home Depot, Inc.	2,066	216,868
The J.M. Smucker Co. (b)	1,037	104,716
The Mosaic Co.	1,037	47,339
The PNC Financial Services Group, Inc.	1,037	94,606
The Procter & Gamble Co. (b)	2,066	188,192
The Southern Co. (b)	1,037	50,927
The TJX Cos., Inc.	2,066	141,686
The Travelers Cos., Inc. (b)	1,037	109,766
The Walt Disney Co.	3,103	292,272
The Williams Cos., Inc.	3,103	139,449
Thermo Fisher Scientific, Inc.	2,066	258,849
Time Warner Cable, Inc.	1,037	157,686
Time Warner, Inc.	1,666	142,310
Time, Inc. (b)	258	6,349
Twenty-First Century Fox, Inc. (Class A) (b)	5,168	198,477
Tyson Foods, Inc. (Class A) (b)	4,140	165,973
U.S. Bancorp	3,103	139,480
Union Pacific Corp. (b)	2,074	247,076
United Financial Bancorp, Inc.	16,547	237,615
United Parcel Service, Inc. (Class B) (b)	1,037	115,283
United Technologies Corp.	1,037	119,255
UnitedHealth Group, Inc. (b)	2,066	208,852
Valero Energy Corp.	2,066	102,267
Vector Group, Ltd. (b)	10,757	229,232
Verizon Communications, Inc.	3,500	163,730
Viacom, Inc. (Class B) (b)	1,037	78,034
Visa, Inc. (Class A) (b)	1,037	271,901
Wal-Mart Stores, Inc. (b)	2,066	177,428
Walgreens Boots Alliance, Inc.	2,066	157,429
Washington Prime Group, Inc. (b)	517	8,903
Waste Management, Inc.	2,066	106,027
Wells Fargo & Co.	8,269	453,307
Western Digital Corp. (b)	1,037	114,796
Whole Foods Market, Inc. (b)	2,066	104,168
Yahoo!, Inc. (a)(b)	3,103	156,733
Yum! Brands, Inc.	1,037	75,545
Zoetis, Inc.	119	5,121

		33,320,068

TOTAL COMMON STOCKS —
(Cost $62,702,615)		63,753,653

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a)(b)	8,109	775
Repsol SA (expiring 1/8/15) (a)(b)	1,262	698

TOTAL RIGHTS —
(Cost $1,526)		1,473

SHORT TERM INVESTMENTS — 22.0%
UNITED STATES — 22.0%
MONEY MARKET FUNDS — 22.0%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	13,299,608	13,299,608
State Street Institutional Liquid Reserves Fund 0.07% (h)(i)	788,006	788,006

TOTAL SHORT TERM INVESTMENT —
(Cost $14,087,614)		14,087,614

TOTAL INVESTMENTS — 121.4%
(Cost $76,791,755)		77,842,740
OTHER ASSETS & LIABILITIES — (21.4)%		(13,743,355)

NET ASSETS — 100.0%		$64,099,385

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	8.4%
Oil, Gas & Consumable Fuels	7.3
Pharmaceuticals	5.7
Insurance	4.8
Media	3.0
Technology Hardware, Storage & Peripherals	3.0
Chemicals	2.8
Software	2.7
Food Products	2.6
Real Estate Investment Trusts	2.5
Semiconductors & Semiconductor Equipment	2.5
Diversified Telecommunication Services	2.3
Aerospace & Defense	2.2
Food & Staples Retailing	2.2
Capital Markets	2.1
Biotechnology	2.0
Industrial Conglomerates	2.0
Metals & Mining	1.8
Machinery	1.8
Specialty Retail	1.8
Hotels, Restaurants & Leisure	1.8
Health Care Equipment & Supplies	1.7
Internet Software & Services	1.6
Electric Utilities	1.6
IT Services	1.6
Automobiles	1.5
Health Care Providers & Services	1.4
Road & Rail	1.4
Beverages	1.3
Electronic Equipment, Instruments & Components	1.3
Real Estate Management & Development	1.3
Household Products	1.3
Wireless Telecommunication Services	1.2
Energy Equipment & Services	1.2
Communications Equipment	1.2
Tobacco	1.1
Textiles, Apparel & Luxury Goods	1.1
Multiline Retail	1.0
Diversified Financial Services	0.9
Air Freight & Logistics	0.9
Electrical Equipment	0.8
Consumer Finance	0.7
Commercial Services & Supplies	0.7
Construction & Engineering	0.7
Auto Components	0.7
Trading Companies & Distributors	0.6
Multi-Utilities	0.6
Life Sciences Tools & Services	0.5
Internet & Catalog Retail	0.5
Professional Services	0.5
Building Products	0.4
Thrifts & Mortgage Finance	0.4
Marine	0.4
Leisure Products	0.3
Construction Materials	0.3
Transportation Infrastructure	0.2
Water Utilities	0.2
Household Durables	0.2
Personal Products	0.2
Independent Power and Renewable Electricity Producers	0.2
Airlines	0.1
Paper & Forest Products	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Short Term Investments	22.0
Other Assets & Liabilities	(21.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.2%
Airbus Group NV	1,692	$84,660
BAE Systems PLC	11,329	83,378
BE Aerospace, Inc.	360	20,887
Bombardier, Inc. (Class B)	2,368	8,484
Cobham PLC	6,458	32,615
Embraer SA	1,188	10,923
General Dynamics Corp.	924	127,161
Honeywell International, Inc.	1,644	164,268
KLX, Inc. (a)	180	7,425
Korea Aerospace Industries, Ltd. (a)	120	4,345
L-3 Communications Holdings, Inc.	300	37,863
Lockheed Martin Corp.	768	147,894
Meggitt PLC	4,091	33,106
Northrop Grumman Corp.	744	109,658
Precision Castparts Corp.	443	106,710
Raytheon Co.	988	106,872
Rockwell Collins, Inc.	495	41,818
Rolls-Royce Holdings PLC (a)	5,450	73,932
Safran SA	984	61,023
Textron, Inc.	1,088	45,816
Thales SA	696	37,895
The Boeing Co.	1,872	243,323
TransDigm Group, Inc.	132	25,918
United Technologies Corp.	2,808	322,920
Zodiac Aerospace	780	26,342

		1,965,236

AIR FREIGHT & LOGISTICS — 0.4%
Bollore SA	5,945	27,121
Deutsche Post AG	1,812	59,299
Expeditors International of Washington, Inc.	1,188	52,997
Hyundai Glovis Co., Ltd. (a)	36	9,547
Royal Mail PLC	1,872	12,548
United Parcel Service, Inc. (Class B)	1,367	151,969
Yamato Holdings Co., Ltd.	1,200	23,966

		337,447

AUTO COMPONENTS — 0.4%
Autoliv, Inc.	192	20,375
BorgWarner, Inc.	483	26,541
Continental AG	192	40,786
Delphi Automotive PLC	672	48,868
Denso Corp.	1,200	56,570
Hyundai Mobis Co., Ltd. (a)	264	56,684
Hyundai Wia Corp. (a)	36	5,764
Johnson Controls, Inc.	1,188	57,428
Magna International, Inc.	276	29,998
Nokian Renkaat Oyj	348	8,544
TRW Automotive Holdings Corp. (a)	192	19,747
Valeo SA	72	9,026

		380,331

AUTOMOBILES — 2.5%
Astra International Tbk PT	64,800	38,849
Bayerische Motoren Werke AG	996	108,192
Bayerische Motoren Werke AG Preference Shares	576	47,284
Chongqing Changan Automobile Co., Ltd. (Class B)	2,400	5,434
Daimler AG	2,868	239,355
Ford Motor Co.	8,294	128,557
Fuji Heavy Industries, Ltd.	2,400	86,075
General Motors Co.	2,368	82,667
Great Wall Motor Co., Ltd. (Class H)	6,000	34,121
Harley-Davidson, Inc.	540	35,591
Honda Motor Co., Ltd.	4,800	141,163
Hyundai Motor Co. (a)	444	68,267
Hyundai Motor Co. Preference Shares (a)(b)	144	16,573
Hyundai Motor Co. Preference Shares (a)(b)	144	17,555
Isuzu Motors, Ltd.	1,200	14,828
Kia Motors Corp. (a)	888	42,253
Mahindra & Mahindra, Ltd. GDR	2,391	46,983
Mazda Motor Corp.	1,200	29,301
Mitsubishi Motors Corp.	1,200	11,110
Nissan Motor Co., Ltd.	7,200	63,476
Peugeot SA (a)	768	9,498
Porsche Automobil Holding SE Preference Shares	912	74,115
Renault SA	648	47,462
Suzuki Motor Corp.	1,200	36,432
Tata Motors, Ltd. ADR	2,368	100,119
Tesla Motors, Inc. (a)	204	45,372
Toyota Motor Corp.	7,200	453,877
Volkswagen AG	48	10,461
Volkswagen AG Preference Shares	564	126,018

		2,160,988

BANKS — 11.1%
Agricultural Bank of China, Ltd. (Class H)	108,000	54,593
Akbank TAS	2,796	10,358
Australia & New Zealand Banking Group, Ltd.	7,143	187,581
Banca Monte dei Paschi di Siena SpA (a)	8,534	4,853
Banco Bilbao Vizcaya Argentaria SA	14,824	140,883
Banco Bradesco SA	1,188	15,338
Banco Bradesco SA Preference Shares	4,743	62,557
Banco Comercial Portugues SA (a)	69,158	5,498
Banco de Chile	121,648	14,142
Banco de Sabadell SA	6,770	18,063
Banco do Brasil SA	2,369	21,184
Banco Popolare SC (a)	672	8,180
Banco Popular Espanol SA	3,875	19,506
Banco Santander Brasil SA	1,188	6,016
Banco Santander Chile	202,278	10,116
Banco Santander SA	33,007	279,421
Bancolombia SA Preference Shares	936	11,280
Bangkok Bank PCL NVDR	3,600	21,228
Bank Central Asia Tbk PT	18,000	19,075
Bank Hapoalim BM	3,363	15,901
Bank Leumi Le-Israel BM (a)	5,171	17,779
Bank Mandiri Persero Tbk PT	24,000	20,880
Bank Negara Indonesia Persero Tbk PT	12,000	5,910
Bank of America Corp.	26,071	466,410
Bank of China, Ltd. (Class H)	288,000	162,293
Bank of Communications Co., Ltd. (Class H)	48,000	44,813
Bank of Ireland (a)	51,284	19,424
Bank of Montreal	1,188	84,291
Bank Pekao SA	420	21,130

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Bank Rakyat Indonesia Persero Tbk PT	24,000	$22,576
Bank Zachodni WBK SA	96	10,135
Bankia SA (a)	9,966	14,929
Barclays Africa Group, Ltd.	780	12,271
Barclays PLC	43,954	166,883
BB&T Corp.	1,752	68,135
BNP Paribas SA	3,119	185,914
BOC Hong Kong Holdings, Ltd.	6,000	20,078
BS Financial Group, Inc. (a)	360	4,749
CaixaBank SA	4,419	23,319
Canadian Imperial Bank of Commerce	588	50,685
China CITIC Bank Corp., Ltd. (Class H)	48,000	38,500
China Construction Bank Corp. (Class H)	240,000	197,141
China Development Financial Holding Corp.	48,000	15,341
China Everbright Bank Co., Ltd. (Class H)	12,000	6,530
China Merchants Bank Co., Ltd. (Class H)	18,000	45,169
China Minsheng Banking Corp., Ltd. (Class H)	24,000	31,567
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	12,000	7,474
CIMB Group Holdings Bhd	12,000	19,082
Citigroup, Inc.	7,922	428,659
Commercial International Bank Egypt SAE	852	5,861
Commerzbank AG (a)	2,463	32,724
Commonwealth Bank of Australia	4,115	288,427
Credicorp, Ltd.	216	34,599
Credit Agricole SA	3,696	48,122
CTBC Financial Holding Co., Ltd.	48,000	31,213
Danske Bank A/S	1,980	53,862
DBS Group Holdings, Ltd.	12,000	186,552
DnB ASA	3,119	46,051
Doha Bank QSC	444	6,950
E.Sun Financial Holding Co., Ltd.	12,000	7,462
Erste Group Bank AG	443	10,311
Eurobank Ergasias SA (a)	19,974	4,520
Fifth Third Bancorp	2,368	48,248
First Financial Holding Co., Ltd	24,000	14,164
First Gulf Bank PJSC	864	3,999
Grupo Financiero Banorte SAB de CV	4,742	26,123
Grupo Financiero Santander Mexico SAB de CV (Class B)	2,368	4,955
Hana Financial Group, Inc.	948	27,600
HSBC Holdings PLC	50,652	480,667
Huntington Bancshares, Inc.	1,188	12,498
ICICI Bank, Ltd. ADR	5,930	68,492
Industrial & Commercial Bank of China, Ltd. (Class H)	240,000	175,168
Industrial Bank of Korea (a)	828	10,622
ING Groep NV (a)	10,034	131,494
Intesa Sanpaolo SpA	12,601	31,411
Intesa Sanpaolo SpA	18,473	54,140
Investimentos Itau SA Preference Shares	3,555	12,558
Itau Unibanco Holding SA Preference Share	5,931	77,200
JPMorgan Chase & Co.	9,482	593,384
Kasikornbank PCL NVDR	4,800	33,410
KB Financial Group, Inc. (a)	1,080	35,520
KBC Groep NV (a)	519	29,200
KeyCorp	2,368	32,915
Komercni Banka AS	24	4,967
Krung Thai Bank PCL, NVDR	10,800	7,452
Lloyds Banking Group PLC	150,444	177,858
M&T Bank Corp.	216	27,134
Malayan Banking Bhd	10,800	28,324
mBank	48	6,730
Mega Financial Holding Co., Ltd.	36,000	27,853
Mitsubishi UFJ Financial Group, Inc.	40,800	226,128
Mizuho Financial Group, Inc.	81,600	137,821
National Australia Bank, Ltd.	6,243	171,661
National Bank of Greece SA (a)	3,579	6,366
Natixis SA	1,872	12,425
Nedbank Group, Ltd.	876	18,855
Nordea Bank AB	7,043	81,782
Oversea-Chinese Banking Corp., Ltd.	12,000	94,725
Piraeus Bank SA (a)	4,566	5,028
Powszechna Kasa Oszczednosci Bank Polski SA	3,131	31,522
Public Bank Bhd	3,600	18,842
Qatar National Bank SAQ	473	27,655
Raiffeisen Bank International AG	720	10,921
Regions Financial Corp.	4,742	50,076
Resona Holdings, Inc.	8,400	42,871
Royal Bank of Canada	3,131	216,906
Royal Bank of Scotland Group PLC (a)	6,650	40,895
Sberbank of Russia ADR	8,294	33,591
Sberbank Preference Shares (a)	11,858	7,465
Shinhan Financial Group Co., Ltd. (a)	1,188	48,043
SinoPac Financial Holdings Co., Ltd.	24,000	9,873
Skandinaviska Enskilda Banken AB (Class A)	2,339	29,745
Societe Generale SA	2,356	99,752
Standard Bank Group, Ltd.	4,751	58,924
Standard Chartered PLC	6,875	103,232
State Bank of India GDR	1,212	59,812
Sumitomo Mitsui Financial Group, Inc.	3,600	131,365
Sumitomo Mitsui Trust Holdings, Inc.	12,000	46,361
SunTrust Banks, Inc.	1,188	49,777
Svenska Handelsbanken AB (Class A)	483	22,619
Swedbank AB (Class A)	1,259	31,442
Taishin Financial Holding Co., Ltd.	24,000	9,911
The Bank of Nova Scotia	2,368	135,568
The Commercial Bank of Qatar QSC	396	7,449
The PNC Financial Services Group, Inc.	1,596	145,603
The Siam Commercial Bank PCL, NVDR	4,800	26,553
The Toronto-Dominion Bank	3,959	189,738
Turkiye Garanti Bankasi AS	3,555	14,325
Turkiye Halk Bankasi AS	1,431	8,509
Turkiye Is Bankasi (Class C)	3,351	9,661
Turkiye Vakiflar Bankasi Tao (Class D)	2,796	5,837
U.S. Bancorp	4,742	213,153
UBI Banca SCpA	1,128	8,135
UniCredit SpA	10,525	67,945
VTB Bank OJSC GDR	14,581	33,536
Wells Fargo & Co.	12,541	687,498
Westpac Banking Corp.	7,922	214,975
Woori Bank (a)	1,308	11,900

		9,795,356

BEVERAGES — 2.4%
Ambev SA	13,272	81,633
Anheuser-Busch InBev NV	2,183	247,935
Asahi Group Holdings, Ltd.	1,200	37,498

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Brown-Forman Corp. (Class B)	519	$45,589
Carlsberg A/S (Class B)	431	33,535
Cia Cervecerias Unidas SA	567	5,279
Coca-Cola Amatil, Ltd.	1,884	14,369
Coca-Cola Enterprises, Inc.	1,188	52,533
Coca-Cola FEMSA SAB de CV (Series L)	1,188	10,207
Constellation Brands, Inc. (Class A) (a)	624	61,258
Diageo PLC	7,790	224,529
Dr. Pepper Snapple Group, Inc.	552	39,567
Fomento Economico Mexicano SAB de CV (a)	4,742	42,106
Heineken NV	660	47,080
Kirin Holdings Co., Ltd.	1,200	14,983
Molson Coors Brewing Co. (Class B)	408	30,404
Monster Beverage Corp. (a)	384	41,606
PepsiCo, Inc.	4,055	383,441
Pernod Ricard SA	840	93,777
Remy Cointreau SA	108	7,235
SABMiller PLC	2,832	148,415
The Coca-Cola Co.	10,669	450,445
Treasury Wine Estates, Ltd.	2,219	8,662

		2,122,086

BIOTECHNOLOGY — 1.6%
Actelion, Ltd. (a)	168	19,494
Alexion Pharmaceuticals, Inc.	455	84,189
Amgen, Inc.	1,884	300,102
Biogen Idec, Inc. (a)	576	195,523
Celgene Corp. (a)	1,944	217,456
CSL, Ltd.	1,176	83,419
Gilead Sciences, Inc. (a)	3,555	335,094
Grifols SA	168	6,733
Incyte Corp. (a)	252	18,424
QIAGEN NV (a)	348	8,153
Regeneron Pharmaceuticals, Inc. (a)	180	73,845
Vertex Pharmaceuticals, Inc. (a)	519	61,657

		1,404,089

BUILDING PRODUCTS — 0.2%
Assa Abloy AB (Class B)	624	33,064
Daikin Industries, Ltd.	1,200	78,168
Geberit AG	60	20,434
Masco Corp.	1,188	29,938

		161,604

CAPITAL MARKETS — 2.2%
3i Group PLC	7,298	51,230
Aberdeen Asset Management PLC	2,904	19,570
Affiliated Managers Group, Inc.	132	28,016
Ameriprise Financial, Inc.	576	76,176
BlackRock, Inc.	408	145,885
Brait SE (a)	1,152	7,837
China Cinda Asset Management Co., Ltd. (Class H) (a)	12,000	5,849
CITIC Securities Co., Ltd. (Class H)	6,000	22,592
Credit Suisse Group AG (a)	4,288	108,230
Daewoo Securities Co., Ltd. (a)	591	5,285
Daiwa Securities Group, Inc.	12,000	94,843
Deutsche Bank AG	4,311	130,335
Franklin Resources, Inc.	1,188	65,780
Haitong Securities Co., Ltd. (Class H)	4,800	12,082
Hargreaves Lansdown PLC	396	6,249
ICAP PLC	1,479	10,433
Invesco, Ltd.	1,188	46,950
Investec PLC	1,680	14,185
Investec, Ltd.	1,068	9,001
Julius Baer Group, Ltd. (a)	348	16,044
Macquarie Group, Ltd.	852	40,642
Mediobanca SpA	1,740	14,254
Morgan Stanley	4,342	168,470
Nomura Holdings, Inc.	12,000	69,080
Northern Trust Corp.	600	40,440
Raymond James Financial, Inc.	324	18,562
Samsung Securities Co., Ltd. (a)	168	6,809
SBI Holdings, Inc.	1,200	13,272
Schroders PLC	648	27,139
State Street Corp. (c)	1,188	93,258
T. Rowe Price Group, Inc.	768	65,940
TD Ameritrade Holding Corp.	1,088	38,929
The Bank of New York Mellon Corp.	3,555	144,226
The Charles Schwab Corp.	2,955	89,211
The Goldman Sachs Group, Inc.	1,188	230,270
Yuanta Financial Holding Co., Ltd.	60,000	29,239

		1,966,313

CHEMICALS — 2.3%
Ashland, Inc.	336	40,239
BASF SE	1,563	132,165
Celanese Corp. (Series A)	1,188	71,232
Croda International PLC	1,008	41,839
E. I. du Pont de Nemours & Co.	1,860	137,528
Ecolab, Inc.	1,563	163,365
EMS-Chemie Holding AG	84	34,132
Formosa Plastics Corp.	12,000	27,454
Givaudan SA (a)	60	108,268
Hitachi Chemical Co., Ltd.	1,200	21,459
International Flavors & Fragrances, Inc.	948	96,089
Johnson Matthey PLC	1,563	82,789
LyondellBasell Industries NV (Class A)	495	39,298
Mexichem SAB de CV (a)	1,188	3,612
Monsanto Co.	1,836	219,347
Nitto Denko Corp.	1,200	67,789
Novozymes A/S (Class B)	1,271	53,659
Petronas Chemicals Group Bhd	13,200	20,575
PPG Industries, Inc.	168	38,833
Shin-Etsu Chemical Co., Ltd.	1,200	78,729
Sigma-Aldrich Corp.	948	130,132
Sika AG	12	35,457
Sociedad Quimica y Minera de Chile SA Preference Shares	372	9,072
Symrise AG	840	50,954
Syngenta AG	408	131,394
The Mosaic Co.	132	6,026
The Sherwin-Williams Co.	467	122,840
Umicore SA	144	5,803
Uralkali PJSC GDR	1,307	15,410

		1,985,489

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Aggreko PLC	336	7,879
Babcock International Group PLC	1,680	27,715
Brambles, Ltd.	5,427	47,210
Edenred	519	14,416

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

KEPCO Plant Service & Engineering Co., Ltd. (a)	72	$5,221
S1 Corp. (a)	96	6,219
Secom Co., Ltd.	1,200	69,511
Societe BIC SA	72	9,570
The ADT Corp.	588	21,303
Tyco International PLC	1,188	52,106

		261,150

COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent (a)	3,399	12,215
Cisco Systems, Inc.	13,549	376,865
F5 Networks, Inc. (a)	156	20,353
Juniper Networks, Inc.	1,188	26,516
Motorola Solutions, Inc.	483	32,400
Nokia Oyj	9,566	75,934
Palo Alto Networks, Inc. (a)	96	11,767
QUALCOMM, Inc.	4,542	337,607
Telefonaktiebolaget LM Ericsson (Class B)	7,370	88,827

		982,484

CONSTRUCTION & ENGINEERING — 0.5%
Chicago Bridge & Iron Co. NV	420	17,632
China Communications Construction Co., Ltd. (Class H)	12,000	14,437
Daelim Industrial Co., Ltd. (a)	216	12,931
Daewoo Engineering & Construction Co., Ltd. (a)	948	5,080
Ferrovial SA	648	12,879
Fluor Corp.	1,188	72,028
Gamuda Bhd	9,600	13,756
GS Engineering & Construction Corp. (a)	228	4,823
Hyundai Development Co.-Engineering & Construction (a)	240	8,450
Hyundai Engineering & Construction Co., Ltd. (a)	312	11,950
IJM Corp. Bhd	7,200	13,529
Jacobs Engineering Group, Inc. (a)	1,188	53,092
Larsen & Toubro, Ltd. GDR	2,999	69,877
OCI NV (a)	204	7,132
Quanta Services, Inc.	1,188	33,727
Sinopec Engineering Group Co., Ltd. (Class H)	6,000	4,054
Vinci SA	1,443	79,465

		434,842

CONSUMER FINANCE — 0.6%
Ally Financial, Inc. (a)	612	14,455
American Express Co.	2,571	239,206
Capital One Financial Corp.	1,932	159,487
Discover Financial Services	1,188	77,802
Samsung Card Co., Ltd. (a)	144	5,791

		496,741

CONTAINERS & PACKAGING — 0.1%
Avery Dennison Corp.	540	28,015
Klabin SA	1,212	6,652
Sealed Air Corp.	788	33,435

		68,102

DISTRIBUTORS — 0.0% (d)
LKQ Corp. (a)	534	15,016

DIVERSIFIED CONSUMER SERVICES — 0.1%
Estacio Participacoes SA	1,188	10,646
H&R Block, Inc.	1,188	40,012
Kroton Educacional SA	3,555	20,729

		71,387

DIVERSIFIED FINANCIAL SERVICES — 1.3%
ASX, Ltd.	648	19,483
Berkshire Hathaway, Inc. (Class B)	2,892	434,234
BM&FBovespa SA	3,555	13,173
CME Group, Inc.	828	73,402
Deutsche Boerse AG	495	35,471
FirstRand, Ltd.	12,337	53,928
Fubon Financial Holding Co., Ltd.	24,000	38,504
Hong Kong Exchanges and Clearing, Ltd.	2,400	53,139
Industrivarden AB (Class C)	420	7,302
Intercontinental Exchange, Inc.	276	60,524
Investor AB (Class B)	1,455	52,916
Kinnevik Investment AB (Class B)	552	18,002
London Stock Exchange Group PLC	612	21,194
McGraw Hill Financial, Inc.	588	52,320
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	11,450
Moody’s Corp.	336	32,192
Moscow Exchange MICEX-RTS OAO	14,448	14,328
ORIX Corp.	4,800	60,994
Remgro, Ltd.	264	5,796
RMB Holdings, Ltd.	4,787	26,623
The NASDAQ OMX Group, Inc.	431	20,671
Voya Financial, Inc.	443	18,774

		1,124,420

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.8%
AT&T, Inc.	13,036	437,879
BCE, Inc.	588	27,048
Belgacom SA	312	11,364
Bezeq The Israeli Telecommunication Corp., Ltd.	3,767	6,728
BT Group PLC	27,007	169,074
CenturyLink, Inc.	1,188	47,021
China Telecom Corp., Ltd. (Class H)	48,000	28,101
China Unicom (Hong Kong), Ltd.	24,000	32,186
Chunghwa Telecom Co., Ltd.	12,000	35,694
Deutsche Telekom AG	7,598	121,820
Elisa Oyj	600	16,416
Frontier Communications Corp.	2,368	15,795
Hellenic Telecommunications Organization SA (a)	555	6,111
Iliad SA	48	11,541
Inmarsat PLC	672	8,377
Koninklijke KPN NV	7,694	24,467
Level 3 Communications, Inc. (a)	300	14,814
Nippon Telegraph & Telephone Corp.	1,200	62,165
O2 Czech Republic AS	624	6,348
Ooredoo QSC	444	15,108
Orange Polska SA	2,111	4,945
Orange SA	5,063	86,690
Rostelecom OJSC ADR	948	8,580
Singapore Telecommunications, Ltd.	36,000	105,954
Spark New Zealand, Ltd.	3,639	8,860
Swisscom AG	36	18,930
TDC A/S	2,368	18,174
Telecom Egypt Co.	7,638	12,734

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Telecom Italia SpA (a)(b)	8,762	$9,351
Telecom Italia SpA (b)	37,771	31,696
Telefonica Brasil SA Preference Shares	1,188	20,938
Telefonica Deutschland Holding AG (a)	3,251	17,364
Telefonica SA	12,481	180,024
Telekomunikasi Indonesia Persero Tbk PT	144,000	33,311
Telenor ASA	2,760	55,770
TeliaSonera AB	8,282	53,321
Telkom SA SOC, Ltd. (a)	1,044	6,317
Telstra Corp., Ltd.	18,243	89,127
Verizon Communications, Inc.	10,669	499,096
Vivendi SA (a)	3,543	88,702

		2,447,941

ELECTRIC UTILITIES — 0.6%
Cheung Kong Infrastructure Holdings, Ltd.	12,000	88,822
Cia Energetica de Minas Gerais Preference Shares	5,931	29,318
Companhia Paranaense de Energia Preference Shares	1,188	16,044
CPFL Energia SA	5,931	41,255
EDP — Energias do Brasil SA	5,931	20,014
Isagen SA ESP	24,657	30,763
Northeast Utilities	2,368	126,735
Pepco Holdings, Inc.	1,188	31,993
Red Electrica Corp. SA	1,056	93,549
RusHydro JSC ADR	41,362	38,549
Terna Rete Elettrica Nazionale SpA	6,911	31,444

		548,486

ELECTRICAL EQUIPMENT — 1.1%
ABB, Ltd. (a)	5,654	120,289
Alstom SA (a)	636	20,671
AMETEK, Inc.	1,188	62,524
Eaton Corp. PLC	1,575	107,037
Emerson Electric Co.	2,368	146,177
Legrand SA	960	50,584
Mitsubishi Electric Corp.	12,000	144,727
Nidec Corp.	1,200	78,579
Rockwell Automation, Inc.	588	65,386
Schneider Electric SE	1,848	135,534
Sensata Technologies Holding NV (a)	519	27,201
Teco Electric & Machinery Co., Ltd.	12,000	11,449
Vestas Wind Systems A/S (a)	624	22,967

		993,125

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A)	467	25,129
Arrow Electronics, Inc.	372	21,535
Avnet, Inc.	1,188	51,108
Corning, Inc.	3,555	81,516
Hexagon AB, (Class B)	264	8,161
Hitachi, Ltd.	12,000	90,149
Hon Hai Precision Industry Co., Ltd.	24,000	66,755
Hoya Corp.	1,200	41,086
Kyocera Corp.	1,200	55,609
Samsung SDI Co., Ltd. (a)	96	10,131
TE Connectivity, Ltd.	1,176	74,382
Trimble Navigation, Ltd. (a)	1,188	31,530

		557,091

ENERGY EQUIPMENT & SERVICES — 1.8%
Amec Foster Wheeler PLC	7,742	102,972
Baker Hughes, Inc.	2,368	132,774
Bumi Armada Bhd (a)	60,300	18,798
Cameron International Corp. (a)	1,188	59,341
China Oilfield Services, Ltd. (Class H)	24,000	41,656
Core Laboratories NV	264	31,770
Ensco PLC (Class A)	1,283	38,426
FMC Technologies, Inc. (a)	1,620	75,881
Halliburton Co.	3,555	139,818
Helmerich & Payne, Inc.	552	37,216
National Oilwell Varco, Inc.	2,368	155,175
Oceaneering International, Inc.	1,188	69,866
Petrofac, Ltd.	2,640	28,938
Saipem SpA (a)	876	9,291
SapuraKencana Petroleum Bhd	47,300	31,385
Schlumberger, Ltd.	4,642	396,473
Seadrill, Ltd.	1,992	22,969
Subsea 7 SA	3,935	40,176
Superior Energy Services, Inc.	2,368	47,715
Technip SA	744	44,487
Tenaris SA	1,455	21,937
WorleyParsons, Ltd.	3,011	24,838

		1,571,902

FOOD & STAPLES RETAILING — 2.1%
Alimentation Couche-Tard, Inc. (Class B)	1,188	49,941
Almacenes Exito SA	1,503	18,467
BIM Birlesik Magazalar AS	264	5,646
Carrefour SA	852	26,083
Cencosud SA	3,771	9,291
Colruyt SA	540	25,137
Costco Wholesale Corp.	1,379	195,473
CP ALL PCL, NVDR	9,600	12,401
CVS Health Corp.	3,555	342,382
E-Mart Co., Ltd. (a)	72	13,298
ICA Gruppen AB	472	18,438
J Sainsbury PLC	1,716	6,601
Koninklijke Ahold NV	732	13,069
Loblaw Cos., Ltd.	396	21,256
Magnit PJSC GDR	948	43,039
Metcash, Ltd.	5,367	8,147
Seven & i Holdings Co., Ltd.	2,400	87,246
Shoprite Holdings, Ltd.	1,044	15,183
Sun Art Retail Group, Ltd.	6,000	5,965
Sysco Corp.	2,268	90,017
Tesco PLC	18,700	55,109
The Spar Group, Ltd.	455	6,346
Wal-Mart de Mexico SAB de CV	16,589	35,700
Wal-Mart Stores, Inc.	4,276	367,223
Walgreens Boots Alliance, Inc.	2,368	180,442
Wesfarmers, Ltd.	2,476	84,536
Whole Foods Market, Inc.	1,188	59,899
Woolworths, Ltd.	3,815	95,783

		1,892,118

FOOD PRODUCTS — 2.3%
Associated British Foods PLC	720	35,397
BRF SA	1,188	28,353
Campbell Soup Co.	408	17,952
Charoen Pokphand Indonesia Tbk PT	18,000	5,494
Danone SA	1,644	108,319

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

General Mills, Inc.	2,368	$126,285
Kellogg Co.	988	64,655
Kerry Group PLC (Class A)	348	24,032
Keurig Green Mountain, Inc.	312	41,307
Kraft Foods Group, Inc.	1,860	116,548
McCormick & Co., Inc.	564	41,905
Mead Johnson Nutrition Co.	552	55,498
Mondelez International, Inc. (Class A)	5,147	186,965
Nestle SA	8,126	596,580
Orion Corp. (a)	12	11,081
Orkla ASA	3,779	25,781
PPB Group Bhd	3,600	14,723
The Hershey Co.	528	54,875
The J.M. Smucker Co.	431	43,522
Unilever NV	4,240	167,463
Unilever PLC	3,555	145,674
Universal Robina Corp.	1,440	6,310
Want Want China Holdings, Ltd.	12,000	15,815
Wilmar International, Ltd.	24,000	58,682

		1,993,216

GAS UTILITIES — 0.8%
APA Group	16,243	99,029
Enagas SA	2,267	71,830
Hong Kong & China Gas Co., Ltd.	60,000	137,411
Korea Gas Corp. (a)	708	31,917
Perusahaan Gas Negara Persero Tbk PT	124,800	60,460
Petronas Gas Bhd	12,000	76,053
Snam SpA	17,307	85,864
Toho Gas Co., Ltd.	12,000	59,252
Tokyo Gas Co., Ltd.	12,000	65,267

		687,083

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abbott Laboratories	4,127	185,798
Baxter International, Inc.	1,431	104,878
Becton, Dickinson and Co.	495	68,884
Boston Scientific Corp. (a)	3,555	47,104
C.R. Bard, Inc.	180	29,992
CareFusion Corp. (a)	528	31,331
Coloplast A/S (Class B)	264	22,265
Covidien PLC	1,152	117,827
Edwards Lifesciences Corp.	228	29,043
Essilor International SA	519	58,204
Getinge AB (Class B)	288	6,541
Hologic, Inc. (a)	502	13,423
Intuitive Surgical, Inc. (a)	84	44,431
Medtronic, Inc.	2,808	202,738
Olympus Corp. (a)	1,200	42,737
Smith & Nephew PLC	2,844	52,682
St. Jude Medical, Inc.	1,088	70,753
Stryker Corp.	1,188	112,064
The Cooper Cos., Inc.	120	19,451
Varian Medical Systems, Inc. (a)	252	21,800
William Demant Holding A/S (a)	96	7,304
Zimmer Holdings, Inc.	552	62,608

		1,351,858

HEALTH CARE PROVIDERS & SERVICES — 1.5%
Aetna, Inc.	1,188	105,530
Alfresa Holdings Corp.	1,200	14,613
AmerisourceBergen Corp.	564	50,850
Anthem, Inc.	840	105,563
Cardinal Health, Inc.	1,088	87,834
Catamaran Corp. (a)	228	11,834
Cigna Corp	792	81,505
DaVita HealthCare Partners, Inc. (a)	300	22,722
Express Scripts Holding Co. (a)	2,076	175,775
Fresenius Medical Care AG & Co. KGaA	443	33,155
Fresenius SE & Co. KGaA	648	33,842
HCA Holdings, Inc. (a)	564	41,392
Henry Schein, Inc. (a)	336	45,746
Humana, Inc.	443	63,628
McKesson Corp.	624	129,530
Mediclinic International, Ltd.	696	6,055
Medipal Holdings Corp.	2,400	28,125
Quest Diagnostics, Inc.	360	24,142
Ramsay Health Care, Ltd.	132	6,168
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	2,400	5,416
Sinopharm Group Co., Ltd. (Class H)	4,800	16,991
Sonic Healthcare, Ltd.	708	10,719
UnitedHealth Group, Inc.	2,595	262,328

		1,363,463

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)	744	48,107

HOTELS, RESTAURANTS & LEISURE — 1.1%
Chipotle Mexican Grill, Inc. (a)	72	49,285
Compass Group PLC	1,415	24,292
Crown Resorts, Ltd.	2,772	28,787
Genting Bhd	10,800	27,398
Genting Malaysia Bhd	16,800	19,555
Genting Singapore PLC	24,000	19,561
Kangwon Land, Inc. (a)	591	16,346
Las Vegas Sands Corp.	1,188	69,094
McDonald’s Corp.	2,760	258,612
MGM China Holdings, Ltd.	4,800	12,206
OPAP SA	531	5,718
Paradise Co., Ltd.	240	5,153
Restaurant Brands International, Inc. (a)	152	5,990
Sands China, Ltd.	4,800	23,614
Sodexo SA	396	38,943
Starbucks Corp.	2,040	167,382
Tabcorp Holdings, Ltd.	4,091	13,894
Tatts Group, Ltd.	8,330	23,586
Whitbread PLC	624	46,411
William Hill PLC	3,305	18,681
Wyndham Worldwide Corp.	240	20,582
Wynn Macau, Ltd.	4,800	13,524
Wynn Resorts, Ltd.	204	30,347
Yum! Brands, Inc.	900	65,565

		1,004,526

HOUSEHOLD DURABLES — 0.4%
Coway Co., Ltd. (a)	120	9,193
Cyrela Brazil Realty SA	1,188	4,943
D.R. Horton, Inc.	1,188	30,044
Electrolux AB (Series B)	228	6,664
Garmin, Ltd.	324	17,117
Lennar Corp. (Class A)	507	22,719
LG Electronics, Inc. (a)	132	7,097
Nikon Corp.	1,200	16,054
Panasonic Corp.	4,800	57,130

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Persimmon PLC	1,319	$32,454
Pulte Group, Inc.	1,188	25,494
Sekisui House, Ltd.	2,400	31,768
Sony Corp.	2,400	49,493
Steinhoff International Holdings, Ltd.	4,682	24,040
Toll Brothers, Inc. (a)	988	33,859
Whirlpool Corp.	144	27,899

		395,968

HOUSEHOLD PRODUCTS — 1.3%
Colgate-Palmolive Co.	2,368	163,842
Henkel AG & Co. KGaA	396	38,545
Henkel AG & Co. KGaA Preference Shares	507	54,859
Kimberly-Clark Corp.	192	22,184
LG Household & Health Care, Ltd. (a)	24	13,603
Reckitt Benckiser Group PLC	1,800	146,226
The Procter & Gamble Co.	7,107	647,377
Unicharm Corp.	1,200	29,145
Unilever Indonesia Tbk PT	6,000	15,648

		1,131,429

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.3%
Aboitiz Power Corp.	54,000	51,788
AES Tiete SA Preference Shares	4,743	32,331
China Longyuan Power Group Corp. (Class H)	36,000	37,463
Companhia Energetica de Sao Paulo Preference Shares (Class B)	4,743	47,837
Enel Green Power SpA	41,147	86,336
Energy Development Corp.	45,500	8,340

		264,095

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	1,539	252,888
CITIC, Ltd.	12,000	20,457
Danaher Corp.	2,028	173,820
Doosan Corp.	60	5,650
Far Eastern New Century Corp.	12,000	11,923
General Electric Co.	27,257	688,784
Industries Qatar QSC	420	19,377
JG Summit Holdings, Inc.	4,720	6,964
KOC Holding AS	6,875	36,467
Koninklijke Philips NV	2,820	82,408
Roper Industries, Inc.	348	54,410
Siemens AG	2,356	267,270
SM Investments Corp.	360	6,559
Smiths Group PLC	1,848	31,639
The Bidvest Group, Ltd.	696	18,282
Toshiba Corp.	12,000	51,285

		1,728,183

INSURANCE — 5.0%
ACE, Ltd.	1,188	136,477
Admiral Group PLC	324	6,679
Aegon NV	8,366	63,362
Aflac, Inc.	1,716	104,830
Ageas	648	23,135
AIA Group, Ltd.	24,000	133,542
Alleghany Corp.	48	22,248
Allianz SE	1,443	239,827
American International Group, Inc.	4,742	265,599
AMP, Ltd.	6,148	27,672
Aon PLC	612	58,036
Assicurazioni Generali SpA	3,744	77,017
Assurant, Inc.	443	30,315
Aviva PLC	8,618	65,105
AXA SA	6,482	150,635
Axis Capital Holdings, Ltd.	467	23,859
Baloise Holding AG	48	6,174
BB Seguridade Participacoes SA	1,188	14,373
Cathay Financial Holding Co., Ltd.	24,000	35,656
China Life Insurance Co., Ltd. (Class H)	24,000	94,238
China Pacific Insurance Group Co., Ltd. (Class H)	4,800	24,387
CNP Assurances	1,800	32,072
Delta Lloyd NV	828	18,220
Direct Line Insurance Group PLC	3,947	17,928
Dongbu Insurance Co., Ltd. (a)	120	6,005
Everest Re Group, Ltd.	276	47,003
FNF Group	300	10,335
Friends Life Group, Ltd.	4,658	26,597
Genworth Financial, Inc. (Class A) (a)	2,368	20,128
Gjensidige Forsikring ASA	336	5,467
Hannover Rueck SE	431	39,099
Hanwha Life Insurance Co., Ltd. (a)	828	6,245
Hyundai Marine & Fire Insurance Co., Ltd. (a)	240	5,677
Insurance Australia Group, Ltd.	5,762	29,471
Legal & General Group PLC	16,756	64,951
Liberty Holdings, Ltd.	1,283	13,607
Lincoln National Corp.	1,188	68,512
Loews Corp.	1,188	49,920
Manulife Financial Corp.	3,555	68,077
Mapfre SA	10,813	36,806
Marsh & McLennan Cos., Inc.	853	48,826
MetLife, Inc.	3,555	192,290
MS&AD Insurance Group Holdings, Inc.	2,400	57,660
Muenchener Rueckversicherungs- Gesellschaft AG	660	132,373
Old Mutual PLC	12,089	35,909
PartnerRe, Ltd.	264	30,130
Ping An Insurance Group Co. of China, Ltd. (Class H)	6,000	61,200
Powszechny Zaklad Ubezpieczen SA	204	27,912
Principal Financial Group, Inc.	839	43,578
Prudential Financial, Inc.	1,608	145,460
Prudential PLC	6,854	159,452
QBE Insurance Group, Ltd.	3,531	32,392
RSA Insurance Group PLC	2,040	13,837
Sampo Oyj (Class A)	1,716	80,608
Samsung Fire & Marine Insurance Co., Ltd. (a)	84	21,589
Samsung Life Insurance Co., Ltd. (a)	180	19,078
Sanlam, Ltd.	3,923	23,737
SCOR SE	1,056	32,195
Shin Kong Financial Holding Co., Ltd.	36,000	10,264
Sompo Japan Nipponkoa Holdings, Inc.	1,200	30,537
Standard Life PLC	5,819	36,302
Sun Life Financial, Inc.	1,188	42,997
Suncorp Group, Ltd.	2,904	33,413
Swiss Life Holding AG (a)	156	37,114
Swiss Re AG (a)	1,343	113,060

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

T&D Holdings, Inc.	2,400	$29,186
The Allstate Corp.	1,188	83,457
The Chubb Corp.	720	74,498
The Dai-ichi Life Insurance Co., Ltd.	2,400	36,852
The Hartford Financial Services Group, Inc.	1,968	82,046
The Progressive Corp.	1,188	32,064
The Travelers Cos., Inc.	1,188	125,750
Tokio Marine Holdings, Inc.	2,400	78,739
UnipolSai SpA	3,687	9,967
Unum Group	1,188	41,437
Vienna Insurance Group AG Wiener Versicherung Gruppe	228	10,230
XL Group PLC	1,188	40,832
Zurich Insurance Group AG (a)	396	124,222

		4,400,479

INTERNET & CATALOG RETAIL — 0.7%
Amazon.com, Inc.	948	294,212
Expedia, Inc.	252	21,511
Liberty Interactive Corp. (Class A) (a)	1,188	34,951
Netflix, Inc. (a)	132	45,092
Rakuten, Inc.	2,400	33,679
The Priceline Group, Inc. (a)	132	150,508
TripAdvisor, Inc. (a)	276	20,606

		600,559

INTERNET SOFTWARE & SERVICES — 2.0%
Akamai Technologies, Inc. (a)	384	24,177
Daum Kakao Corp. (a)	48	5,398
eBay, Inc. (a)	2,832	158,932
Equinix, Inc.	84	19,045
Facebook, Inc. (Class A) (a)	4,751	370,673
Google, Inc. (Class A) (a)	684	362,971
Google, Inc. (Class C) (a)	720	379,008
LinkedIn Corp. (Class A) (a)	240	55,130
NAVER Corp. (a)	72	46,640
Tencent Holdings, Ltd.	12,000	174,085
Twitter, Inc. (a)	816	29,270
Yahoo! Japan Corp.	3,600	13,061
Yahoo!, Inc. (a)	2,368	119,608

		1,757,998

IT SERVICES — 2.2%
Accenture PLC (Class A)	1,716	153,256
Alliance Data Systems Corp.	120	34,326
Amadeus IT Holding SA (Class A)	1,008	40,355
AtoS	228	18,292
Automatic Data Processing, Inc.	1,188	99,043
Cap Gemini SA	372	26,774
Cielo SA	1,188	18,623
Cognizant Technology Solutions Corp. (Class A) (a)	1,563	82,308
Computer Sciences Corp.	384	24,211
Computershare, Ltd.	876	8,459
Fidelity National Information Services, Inc.	1,088	67,674
Fiserv, Inc. (a)	588	41,730
FleetCor Technologies, Inc. (a)	156	23,199
Infosys, Ltd. ADR	7,110	223,681
International Business Machines Corp.	2,368	379,922
Mastercard, Inc. (Class A)	2,368	204,027
Paychex, Inc.	612	28,256
SK C&C Co., Ltd. (a)	48	9,323
The Western Union Co.	1,188	21,277
Vantiv, Inc. (Class A) (a)	192	6,513
Visa, Inc. (Class A)	1,283	336,403
Wipro, Ltd. ADR	4,742	53,679
Xerox Corp.	3,555	49,272

		1,950,603

LEISURE PRODUCTS — 0.1%
Mattel, Inc.	1,188	36,762
Polaris Industries, Inc.	132	19,964

		56,726

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	1,188	48,637
Illumina, Inc. (a)	324	59,804
Thermo Fisher Scientific, Inc.	1,188	148,844
Waters Corp. (a)	204	22,995

		280,280

MACHINERY — 2.2%
Alfa Laval AB	948	17,959
Amada Co., Ltd.	1,200	10,379
Andritz AG	120	6,634
Atlas Copco AB (Class A)	972	27,118
Atlas Copco AB (Class B)	2,279	58,487
Caterpillar, Inc.	1,680	153,770
CNH Industrial NV	2,415	19,579
Cummins, Inc.	588	84,772
Deere & Co.	1,188	105,102
Dover Corp.	636	45,614
FANUC Corp.	1,200	199,625
Flowserve Corp.	564	33,744
GEA Group AG	420	18,601
Hino Motors, Ltd.	1,200	16,044
Hitachi Construction Machinery Co., Ltd.	1,200	25,703
Illinois Tool Works, Inc.	1,479	140,061
IMI PLC	1,420	27,965
Ingersoll-Rand PLC	828	52,487
Joy Global, Inc.	408	18,980
JTEKT Corp.	1,200	20,558
Komatsu, Ltd.	3,600	80,591
Kone Oyj (Class B)	1,503	68,783
MAN SE	48	5,353
Melrose Industries PLC	4,646	19,328
Metso Oyj	396	11,912
Mitsubishi Heavy Industries, Ltd.	12,000	67,039
PACCAR, Inc.	1,188	80,796
Pall Corp.	396	40,079
Parker-Hannifin Corp.	483	62,283
Pentair PLC	348	23,114
Samsung Heavy Industries Co., Ltd. (a)	360	6,534
Sandvik AB	2,451	23,921
Schindler Holding AG	84	12,173
SKF AB (Class B)	372	7,836
Snap-On, Inc.	240	32,818
Stanley Black & Decker, Inc.	636	61,107
Sulzer AG	48	5,121
The Weir Group PLC	912	26,322
United Tractors Tbk PT	6,000	8,405
Volvo AB (Class B)	4,883	52,833
Wabtec Corp.	396	34,408

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Wartsila Oyj Abp	780	$35,007
Weg SA	1,188	13,676
Xylem, Inc.	648	24,669
Yangzijiang Shipbuilding Holdings, Ltd.	24,000	21,825

		1,909,115

MARINE — 0.0% (d)
Kuehne + Nagel International AG	168	22,876

MEDIA — 2.9%
Altice SA (a)	132	10,424
CBS Corp. (Class B)	1,188	65,744
Charter Communications, Inc. (Class A) (a)	132	21,994
Comcast Corp. (Class A)	5,295	307,163
Comcast Corp. (Class A) Special	1,188	68,387
Cyfrowy Polsat SA	864	5,716
Dentsu, Inc.	1,200	50,945
DIRECTV (a)	1,271	110,196
Discovery Communications, Inc. (Series A) (a)	1,188	40,927
DISH Network Corp. (Class A) (a)	495	36,081
Eutelsat Communications SA	252	8,171
Grupo Televisa SAB (a)	4,742	32,361
ITV PLC	10,830	36,340
Lagardere SCA	240	6,273
Liberty Global PLC (Class A) (a)	876	43,980
Liberty Global PLC (Series C) (a)	1,044	50,436
Liberty Media Corp. (Class A) (a)	472	16,647
Liberty Media Corp. (Class C) (a)	507	17,760
Naspers, Ltd. (Class N)	984	128,871
News Corp. (Class A) (a)	1,224	19,205
Omnicom Group, Inc.	708	54,849
Pearson PLC	2,368	43,938
ProSiebenSat.1 Media AG	455	19,176
Publicis Groupe SA	624	45,032
Reed Elsevier NV	1,515	36,371
Reed Elsevier PLC	3,675	63,033
RTL Group SA (a)	120	11,489
SES SA	612	22,005
Sirius XM Holdings, Inc. (a)	5,123	17,930
Sky PLC	3,483	48,823
The Interpublic Group of Cos., Inc.	1,188	24,675
The Walt Disney Co.	4,359	410,574
Time Warner Cable, Inc.	720	109,483
Time Warner, Inc.	2,368	202,275
Twenty-First Century Fox, Inc. (Class A)	2,676	102,772
Twenty-First Century Fox, Inc. (Class B)	2,207	81,416
Viacom, Inc. (Class B)	1,188	89,397
Wolters Kluwer NV	852	26,135
WPP PLC	4,835	101,399

		2,588,393

METALS & MINING — 1.7%
Agnico-Eagle Mines, Ltd.	1,188	29,663
Antofagasta PLC	13,876	162,812
Boliden AB	7,954	127,516
Compania de Minas Buenaventura SA ADR	1,188	11,357
Eldorado Gold Corp.	3,555	21,731
First Quantum Minerals, Ltd.	5,927	84,485
Fortescue Metals Group, Ltd.	20,667	46,341
Franco-Nevada Corp.	1,188	58,680
Freeport-McMoRan, Inc.	3,555	83,045
Fresnillo PLC	1,848	22,072
Goldcorp, Inc.	4,742	88,064
Grupo Mexico SAB de CV (Series B)	41,482	120,508
Iluka Resources, Ltd.	8,594	41,846
KGHM Polska Miedz SA	1,283	39,317
Korea Zinc Co., Ltd. (a)	72	26,431
Kumba Iron Ore, Ltd.	2,135	44,273
Minera Frisco SAB de CV (a)	20,151	29,379
New Gold, Inc. (a)	3,555	15,285
Newcrest Mining, Ltd. (a)	756	6,737
Randgold Resources, Ltd.	816	55,729
Silver Wheaton Corp.	2,368	48,311
Southern Copper Corp.	1,188	33,502
Sumitomo Metal Mining Co., Ltd.	12,000	181,159
Vale SA	1,188	9,792
Vale SA Preference Shares	8,301	60,051
Yamana Gold, Inc.	4,742	19,201

		1,467,287

MULTI-UTILITIES — 0.5%
Consolidated Edison, Inc.	888	58,617
National Grid PLC	11,761	168,364
PG&E Corp.	2,368	126,072
Sempra Energy	888	98,888

		451,941

MULTILINE RETAIL — 0.4%
Dollar General Corp. (a)	660	46,662
Dollar Tree, Inc. (a)	288	20,269
Harvey Norman Holdings, Ltd.	1,832	5,037
Hyundai Department Store Co., Ltd. (a)	96	10,743
Kohl’s Corp.	396	24,172
Lotte Shopping Co., Ltd. (a)	24	5,961
Macy’s, Inc.	804	52,863
Marks & Spencer Group PLC	4,670	34,865
Next PLC	420	44,663
SACI Falabella	3,099	20,800
Target Corp.	1,188	90,181
Woolworths Holdings, Ltd.	2,219	14,789

		371,005

OIL, GAS & CONSUMABLE FUELS — 4.4%
AltaGas, Ltd.	2,368	88,607
Antero Resources Corp. (a)	1,283	52,064
ARC Resources, Ltd.	9,482	205,972
Baytex Energy Corp.	1,188	19,816
Caltex Australia, Ltd.	2,856	79,956
Cameco Corp.	4,742	77,993
Cheniere Energy, Inc. (a)	1,596	112,358
Cimarex Energy Co.	216	22,896
Cobalt International Energy, Inc. (a)	9,482	84,295
Cosan SA Industria e Comercio	4,743	51,477
Crescent Point Energy Corp.	3,555	82,594
Ecopetrol SA	28,644	25,070
Enbridge, Inc.	8,294	427,786
Energy Absolute PCL, NVDR	54,000	41,033
EOG Resources, Inc.	1,188	109,379
Exxon Mobil Corp.	1,188	109,831
Formosa Petrochemical Corp.	60,000	130,435
Galp Energia SGPS SA	1,467	14,966
HollyFrontier Corp.	588	22,038

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Inter Pipeline, Ltd.	5,224	$162,099
Keyera Corp.	732	51,235
Kinder Morgan, Inc.	2,951	124,857
Koninklijke Vopak NV	2,040	106,355
Kunlun Energy Co., Ltd.	48,000	45,370
Lundin Petroleum AB (a)	5,498	78,942
Marathon Petroleum Corp.	756	68,237
Paramount Resources, Ltd. (Class A) (a)	2,368	57,490
Pembina Pipeline Corp.	3,555	129,954
Petronas Dagangan Bhd	4,800	23,502
Pioneer Natural Resources Co.	216	32,152
PrairieSky Royalty, Ltd.	2,547	67,290
Royal Dutch Shell PLC (Class B)	2,595	90,353
Spectra Energy Corp.	5,927	215,150
Tesoro Corp.	1,668	124,016
The Williams Cos., Inc.	3,555	159,762
Tourmaline Oil Corp. (a)	900	30,071
TransCanada Corp.	4,742	233,774
Ultrapar Participacoes SA	10,677	206,656
Vermilion Energy, Inc.	2,368	116,534

		3,882,365

PERSONAL PRODUCTS — 0.4%
Amorepacific Corp. (a)	12	24,237
AMOREPACIFIC Group (a)	12	10,896
Avon Products, Inc.	1,188	11,155
Beiersdorf AG	372	30,348
Kao Corp.	1,200	47,612
L’Oreal SA	792	133,499
Shiseido Co., Ltd.	1,200	16,945
The Estee Lauder Cos., Inc. (Class A)	744	56,693

		331,385

PHARMACEUTICALS — 6.8%
AbbVie, Inc.	3,995	261,433
Actavis PLC (a)	672	172,979
Allergan, Inc.	720	153,065
Aspen Pharmacare Holdings, Ltd. (a)	696	24,426
Astellas Pharma, Inc.	6,000	84,399
AstraZeneca PLC	3,292	233,836
Bayer AG	1,872	255,969
Bristol-Myers Squibb Co.	4,091	241,492
Celltrion, Inc. (a)	189	6,680
Chugai Pharmaceutical Co., Ltd.	1,200	29,666
Daiichi Sankyo Co., Ltd.	1,200	16,895
Dr. Reddy’s Laboratories, Ltd. ADR	1,188	59,935
Eli Lilly & Co.	2,368	163,368
Endo International PLC (a)	384	27,694
GlaxoSmithKline PLC	12,613	270,615
Indivior PLC (a)	1,800	4,193
Jazz Pharmaceuticals PLC (a)	144	23,577
Johnson & Johnson	7,107	743,179
Mallinckrodt PLC (a)	276	27,332
Merck & Co., Inc.	7,107	403,607
Merck KGaA	360	34,161
Mylan, Inc. (a)	1,188	66,968
Novartis AG	5,750	534,406
Novo Nordisk A/S (Class B)	5,135	217,207
Orion Oyj (Class B)	288	8,981
Otsuka Holdings Co., Ltd.	1,200	36,202
Perrigo Co. PLC	348	58,172
Pfizer, Inc.	16,589	516,747
Roche Holding AG	1,704	462,849
Sanofi	3,023	276,763
Shionogi & Co., Ltd.	1,200	31,277
Shire PLC	1,491	105,385
Takeda Pharmaceutical Co., Ltd.	2,400	100,017
Teva Pharmaceutical Industries, Ltd.	2,195	125,221
UCB SA	240	18,354
Valeant Pharmaceuticals International, Inc. (a)	744	106,842
Zoetis, Inc.	984	42,342

		5,946,234

PROFESSIONAL SERVICES — 0.5%
Adecco SA (a)	552	38,248
ALS, Ltd.	1,375	6,043
Bureau Veritas SA	612	13,559
Capita PLC	2,183	36,796
Equifax, Inc.	431	34,855
Experian PLC	3,779	64,109
IHS, Inc. (Class A) (a)	192	21,865
Intertek Group PLC	507	18,451
ManpowerGroup, Inc.	540	36,812
Nielsen NV	1,032	46,161
Randstad Holding NV	552	26,758
Robert Half International, Inc.	396	23,118
Seek, Ltd.	924	13,059
Towers Watson & Co. (Class A)	240	27,161
Verisk Analytics, Inc. (Class A) (a)	372	23,827

		430,822

REAL ESTATE INVESTMENT TRUSTS — 2.0%
American Capital Agency Corp.	1,188	25,934
American Realty Capital Properties, Inc.	2,356	21,322
American Tower Corp.	924	91,337
Annaly Capital Management, Inc.	4,742	51,261
Ascendas REIT	12,000	21,553
AvalonBay Communities, Inc.	348	56,860
Boston Properties, Inc.	276	35,518
CapitaMall Trust	12,000	18,474
Corio NV	252	12,389
Crown Castle International Corp.	756	59,497
Dexus Property Group	4,670	26,637
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	14,533	17,220
Equity Residential	876	62,932
Federation Centres	8,390	19,705
Fibra Uno Administracion SA de CV REIT	5,003	14,758
Fonciere Des Regions	168	15,613
Gecina SA	120	15,029
General Growth Properties, Inc.	1,188	33,418
Goodman Group	9,074	42,252
Growthpoint Properties, Ltd. REIT	13,108	31,148
Hammerson PLC	4,151	39,158
HCP, Inc.	1,188	52,308
Health Care REIT, Inc.	792	59,931
Host Hotels & Resorts, Inc.	1,188	28,239
ICADE	252	20,247
Intu Properties PLC	4,811	25,055
Iron Mountain, Inc.	156	6,031
Kimco Realty Corp.	1,188	29,866
Klepierre	336	14,527
Land Securities Group PLC	2,595	46,815

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mirvac Group	17,680	$25,754
Novion Property Group	14,621	25,366
ProLogis, Inc.	1,431	61,576
Public Storage	396	73,201
Realty Income Corp.	455	21,708
Redefine Properties, Ltd.	15,064	13,933
Scentre Group (a)	17,163	49,159
Segro PLC	3,767	21,750
Simon Property Group, Inc.	768	139,860
SL Green Realty Corp.	180	21,424
Stockland	10,890	36,717
The British Land Co. PLC	3,328	40,320
The GPT Group	7,978	28,400
The Link REIT	6,000	37,564
Unibail-Rodamco SE	276	71,086
Ventas, Inc.	648	46,462
Westfield Corp.	8,114	59,894

		1,769,208

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.2%
Aldar Properties PJSC	5,985	4,318
Barwa Real Estate Co.	627	7,215
Brookfield Asset Management, Inc. (Class A)	1,188	59,715
Bumi Serpong Damai Tbk PT	47,200	6,879
CBRE Group, Inc. (a)	912	31,236
Cheung Kong Holdings, Ltd.	12,000	201,629
China Overseas Land & Investment, Ltd.	24,000	71,336
China South City Holdings, Ltd.	24,000	10,956
Country Garden Holdings Co., Ltd.	12,000	4,797
Daiwa House Industry Co., Ltd.	2,400	45,900
Deutsche Wohnen AG	780	18,480
Emaar Properties PJSC	6,597	13,040
Farglory Land Development Co., Ltd.	12,000	14,335
Franshion Properties China, Ltd.	24,000	6,871
Global Logistic Properties, Ltd.	12,000	22,459
Hang Lung Properties, Ltd.	12,000	33,656
IMMOFINANZ AG (a)	2,640	6,683
IOI Properties Group Bhd	7,500	5,191
Keppel Land, Ltd.	12,000	30,971
Lend Lease Group	1,620	21,742
New World Development Co., Ltd.	24,000	27,606
Realogy Holdings Corp. (a)	431	19,175
Ruentex Development Co., Ltd.	12,000	19,138
Shimao Property Holdings, Ltd.	6,000	13,416
SM Prime Holdings, Inc.	22,800	8,685
Sun Hung Kai Properties, Ltd.	12,000	183,060
Swire Properties, Ltd.	4,800	14,174
The Wharf Holdings, Ltd.	12,000	86,655
Tokyu Fudosan Holdings Corp.	1,200	8,417
UOL Group, Ltd.	12,000	63,029
Yuexiu Property Co., Ltd.	48,000	9,223

		1,069,987

ROAD & RAIL — 1.1%
Aurizon Holdings, Ltd.	1,467	5,546
BTS Group Holdings PCL, NVDR	22,800	6,687
Canadian National Railway Co.	1,632	112,750
Canadian Pacific Railway, Ltd.	324	62,590
Central Japan Railway Co.	1,200	181,559
CSX Corp.	1,188	43,041
East Japan Railway Co.	1,200	91,310
Hertz Global Holdings, Inc. (a)	1,188	29,629
Kansas City Southern	324	39,538
MTR Corp., Ltd.	12,000	49,208
Norfolk Southern Corp.	495	54,257
Tokyu Corp.	12,000	74,966
Union Pacific Corp.	2,088	248,743

		999,824

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Advanced Semiconductor Engineering, Inc.	12,000	14,467
Altera Corp.	1,188	43,885
Analog Devices, Inc.	1,188	65,958
Applied Materials, Inc.	3,555	88,591
ARM Holdings PLC	3,579	55,526
ASML Holding NV	924	100,069
Avago Technologies, Ltd.	624	62,768
Broadcom Corp. (Class A)	1,608	69,675
GCL Poly Energy Holdings, Ltd. (a)	24,000	5,571
Hanergy Thin Film Power Group, Ltd. (a)	24,000	8,696
Infineon Technologies AG	3,983	42,630
Inotera Memories, Inc. (a)	12,000	19,062
Intel Corp.	13,036	473,076
KLA-Tencor Corp.	528	37,129
Lam Research Corp.	483	38,321
Linear Technology Corp.	576	26,266
Marvell Technology Group, Ltd.	2,368	34,336
Micron Technology, Inc. (a)	2,368	82,904
NVIDIA Corp.	2,368	47,478
SK Hynix, Inc. (a)	1,308	56,823
Skyworks Solutions, Inc.	455	33,083
Taiwan Semiconductor Manufacturing Co., Ltd.	60,000	267,705
Texas Instruments, Inc.	2,368	126,605
Xilinx, Inc.	1,188	51,428

		1,852,052

SOFTWARE — 2.4%
Activision Blizzard, Inc.	1,188	23,938
Adobe Systems, Inc. (a)	1,188	86,368
Autodesk, Inc.	472	28,348
CA, Inc.	2,168	66,016
Citrix Systems, Inc. (a)	384	24,499
Dassault Systemes	204	12,476
Electronic Arts, Inc. (a)	672	31,594
Gemalto NV	168	13,810
GungHo Online Entertainment, Inc. (a)	1,200	4,414
Intuit, Inc.	612	56,420
Microsoft Corp.	18,963	880,831
NCSoft Corp.	48	7,948
Nuance Communications, Inc. (a)	1,188	16,953
Oracle Corp.	9,482	426,406
Red Hat, Inc. (a)	336	23,231
Salesforce.com, Inc. (a)	1,188	70,460
SAP SE	2,475	174,482
ServiceNow, Inc. (a)	192	13,027
Symantec Corp.	2,368	60,751
Synopsys, Inc. (a)	528	22,952
The Sage Group PLC	2,892	21,000
VMware, Inc. (Class A) (a)	216	17,824

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Workday, Inc. (Class A) (a)	156	$12,731

		2,096,479

SPECIALTY RETAIL — 1.6%
Advance Auto Parts, Inc.	156	24,848
AutoZone, Inc.	84	52,005
Bed Bath & Beyond, Inc.	300	22,851
Best Buy Co., Inc.	1,088	42,410
CarMax, Inc. (a)	431	28,696
Dixons Carphone PLC	1,596	11,507
FF Group (a)	192	6,134
Foot Locker, Inc.	324	18,202
Hennes & Mauritz AB (Class B)	2,231	92,794
Inditex SA	2,415	69,273
JUMBO SA	495	5,073
Kingfisher PLC	7,610	40,403
L Brands, Inc.	552	47,776
Lowe’s Cos., Inc.	2,368	162,919
Mr. Price Group, Ltd.	288	5,850
O’Reilly Automotive, Inc. (a)	252	48,540
Ross Stores, Inc.	507	47,790
Signet Jewelers, Ltd.	180	23,683
Sports Direct International PLC (a)	936	10,377
Staples, Inc.	2,368	42,908
The Foschini Group, Ltd.	648	7,463
The Gap, Inc.	612	25,771
The Home Depot, Inc.	3,455	362,671
The TJX Cos., Inc.	1,860	127,559
Tiffany & Co.	384	41,034
Tractor Supply Co.	300	23,646
Truworths International, Ltd.	1,116	7,455

		1,399,638

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.3%
Apple, Inc.	14,224	1,570,045
BlackBerry, Ltd. (a)	732	8,052
Brother Industries, Ltd.	1,200	22,059
Canon, Inc.	3,600	115,316
Compal Electronics, Inc.	12,000	8,430
EMC Corp.	5,927	176,269
FUJIFILM Holdings Corp.	1,200	37,042
Hewlett-Packard Co.	4,742	190,296
Inventec Corp.	12,000	8,107
Lenovo Group, Ltd.	24,000	31,567
NEC Corp.	12,000	35,331
NetApp, Inc.	1,188	49,243
Quanta Computer, Inc.	12,000	30,074
Ricoh Co., Ltd.	2,400	24,602
Samsung Electronics Co., Ltd.	276	333,214
Samsung Electronics Co., Ltd. Preference Share	60	56,717
SanDisk Corp.	624	61,139
Seagate Technology PLC	672	44,688
Western Digital Corp.	624	69,077

		2,871,268

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
adidas AG	648	45,181
Belle International Holdings, Ltd.	12,000	13,493
Burberry Group PLC	1,319	33,647
Christian Dior SA	240	41,500
Cie Financiere Richemont SA	1,319	117,876
Coach, Inc.	702	26,367
Fossil Group, Inc. (a)	132	14,618
Hanesbrands, Inc.	216	24,110
Hermes International	51	18,193
Hugo Boss AG	84	10,337
Kering	252	48,637
Li & Fung, Ltd.	24,000	22,468
Luxottica Group SpA	420	23,124
LVMH Moet Hennessy Louis Vuitton SA	804	128,663
Michael Kors Holdings, Ltd. (a)	519	38,977
NIKE, Inc. (Class B)	1,824	175,378
Pandora A/S	300	24,595
Pou Chen Corp.	12,000	14,600
PVH Corp.	240	30,761
Ralph Lauren Corp.	204	37,773
The Swatch Group AG	60	26,822
The Swatch Group AG	288	24,926
Under Armour, Inc. (Class A) (a)	360	24,444
V.F. Corp.	876	65,612

		1,032,102

TOBACCO — 1.6%
Altria Group, Inc.	5,927	292,023
British American Tobacco PLC	5,486	299,392
Imperial Tobacco Group PLC	3,227	142,699
Japan Tobacco, Inc.	3,600	99,927
KT&G Corp. (a)	495	34,272
Lorillard, Inc.	1,188	74,773
Philip Morris International, Inc.	4,359	355,041
Reynolds American, Inc.	1,188	76,353
Souza Cruz SA	1,188	8,634
Swedish Match AB	495	15,479

		1,398,593

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Ashtead Group PLC	1,728	31,039
Barloworld, Ltd.	660	5,462
Brenntag AG	600	33,768
Bunzl PLC	1,455	40,020
Daewoo International Corp. (a)	240	6,867
Fastenal Co.	1,188	56,501
ITOCHU Corp.	9,600	103,451
Marubeni Corp.	15,600	94,293
Mitsubishi Corp.	6,000	110,947
Mitsui & Co., Ltd.	4,800	64,917
Rexel SA	1,584	28,463
Samsung C&T Corp. (a)	519	29,039
Sumitomo Corp.	8,400	87,016
Toyota Tsusho Corp.	1,200	28,255
Travis Perkins PLC	1,128	32,662
United Rentals, Inc. (a)	324	33,051
W.W. Grainger, Inc.	228	58,115
Wolseley PLC	972	55,865

		899,731

TRANSPORTATION INFRASTRUCTURE — 0.6%
Abertis Infraestructuras SA	3,071	61,055
Aeroports de Paris	252	30,569
Airports of Thailand PCL NVDR	2,400	20,571
Atlantia SpA	2,523	59,014
Auckland International Airport, Ltd.	8,270	27,342

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Beijing Capital International Airport Co., Ltd.	24,000	$19,281
CCR SA	3,555	20,609
COSCO Pacific, Ltd.	24,000	34,105
DP World, Ltd.	594	12,474
EcoRodovias Infraestrutura e Logistica SA	1,188	4,764
Fraport AG Frankfurt Airport Services Worldwide	336	19,532
Groupe Eurotunnel SA	1,152	14,915
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	1,188	7,473
Grupo Aeroportuario del Sureste SAB de CV (Class B) (a)	1,188	15,720
International Container Terminal Services, Inc.	2,400	6,170
Jasa Marga Persero Tbk PT	24,000	13,662
Jiangsu Expressway Co., Ltd. (Class H)	24,000	28,658
OHL Mexico SAB de CV (a)	10,334	19,175
Sydney Airport	9,625	37,099
TAV Havalimanlari Holding AS	720	5,883
Transurban Group	9,122	64,050
Zhejiang Expressway Co., Ltd. (Class H)	24,000	27,884

		550,005

WATER UTILITIES — 0.6%
Aguas Andinas SA Class A	112,426	65,675
American Water Works Co., Inc.	2,736	145,829
Beijing Enterprises Water Group, Ltd. (a)	48,000	32,743
Guangdong Investment, Ltd.	48,000	62,516
Severn Trent PLC	2,832	88,581
United Utilities Group PLC	7,790	111,262

		506,606

WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Advanced Info Service PCL NVDR	2,400	18,310
America Movil SAB de CV (Series L)	85,329	94,940
Axiata Group Bhd	6,000	12,098
China Mobile, Ltd.	18,000	210,062
ENTEL Chile SA	591	5,907
Far EasTone Telecommunications Co., Ltd.	12,000	27,720
Global Telecom Holding SAE (a)	15,759	8,970
KDDI Corp.	1,200	76,437
MegaFon OAO GDR	1,200	16,536
Mobile Telesystems OJSC ADR	3,555	25,525
MTN Group, Ltd.	4,931	94,373
NTT DoCoMo, Inc.	6,000	88,477
Philippine Long Distance Telephone Co.	300	19,489
Rogers Communications, Inc. (Class B)	1,188	46,330
SBA Communications Corp. (Class A) (a)	180	19,937
SK Telecom Co., Ltd.	60	14,629
Softbank Corp.	2,400	144,326
Sprint Corp. (a)	1,307	5,424
T-Mobile US, Inc. (a)	588	15,841
Taiwan Mobile Co., Ltd.	12,000	39,681
Tim Participacoes SA	1,483	6,572
Turkcell Iletisim Hizmetleri AS (a)	3,287	20,107
Vodacom Group, Ltd.	1,704	18,917
Vodafone Group PLC	72,795	252,720

		1,283,328

TOTAL COMMON STOCKS —
(Cost $88,154,766)		87,888,561

RIGHTS — 0.0% (d)
BANKS — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a) (Cost $1,454)	18,208	1,417

SHORT TERM INVESTMENT — 0.0% (d)
UNITED STATES — 0.0% (d)
MONEY MARKET FUND — 0.0% (d)
State Street Institutional Liquid Reserves Fund 0.07% (e)(f) (Cost $23,769)	23,769	23,769

TOTAL INVESTMENTS — 99.9%
(Cost $88,179,989)		87,913,747
OTHER ASSETS & LIABILITIES — 0.1%		67,981

NET ASSETS — 100.0%		$87,981,728

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR MSCI ACWI Low Carbon Target ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	11.1%
Pharmaceuticals	6.8
Insurance	5.0
Oil, Gas & Consumable Fuels	4.4
Technology Hardware, Storage & Peripherals	3.3
Media	2.9
Diversified Telecommunication Services	2.8
Automobiles	2.5
Beverages	2.4
Software	2.4
Food Products	2.3
Chemicals	2.3
Capital Markets	2.2
Aerospace & Defense	2.2
IT Services	2.2
Machinery	2.2
Food & Staples Retailing	2.1
Semiconductors & Semiconductor Equipment	2.1
Real Estate Investment Trusts	2.0
Internet Software & Services	2.0
Industrial Conglomerates	2.0
Energy Equipment & Services	1.8
Metals & Mining	1.7
Biotechnology	1.6
Specialty Retail	1.6
Tobacco	1.6
Health Care Providers & Services	1.5
Health Care Equipment & Supplies	1.5
Wireless Telecommunication Services	1.5
Household Products	1.3
Diversified Financial Services	1.3
Real Estate Management & Development	1.2
Textiles, Apparel & Luxury Goods	1.2
Hotels, Restaurants & Leisure	1.1
Road & Rail	1.1
Electrical Equipment	1.1
Communications Equipment	1.1
Trading Companies & Distributors	1.0
Gas Utilities	0.8
Internet & Catalog Retail	0.7
Electronic Equipment, Instruments & Components	0.6
Transportation Infrastructure	0.6
Electric Utilities	0.6
Water Utilities	0.6
Consumer Finance	0.6
Multi-Utilities	0.5
Construction & Engineering	0.5
Professional Services	0.5
Household Durables	0.4
Auto Components	0.4
Multiline Retail	0.4
Air Freight & Logistics	0.4
Personal Products	0.4
Life Sciences Tools & Services	0.3
Independent Power and Renewable Electricity Producers	0.3
Commercial Services & Supplies	0.3
Building Products	0.2
Diversified Consumer Services	0.1
Containers & Packaging	0.1
Leisure Products	0.1
Health Care Technology	0.1
Marine	0.0	***
Distributors	0.0	***
Short Term Investment	0.0
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BRAZIL — 7.9%
Banco Bradesco SA Preference Shares ADR (a)	3,452	$46,153
BRF — Brasil Foods SA ADR (a)	1,053	24,587
Itau Unibanco Holding SA Preference Shares ADR	4,512	58,701
Petroleo Brasileiro SA Preference Shares ADR	3,570	27,061
Vale SA Preference Shares ADR (a)	3,284	23,842

		180,344

CHINA — 25.1%
Agricultural Bank of China, Ltd. (Class H)	36,000	18,198
Bank of China, Ltd. (Class H)	129,196	72,804
China Construction Bank Corp. (Class H)	117,154	96,233
China Life Insurance Co., Ltd. (Class H)	12,584	49,412
China Petroleum & Chemical Corp. (Class H)	41,600	33,528
China Shenhua Energy Co., Ltd. (Class H)	5,644	16,703
Industrial & Commercial Bank of China, Ltd. (Class H)	120,454	87,915
PetroChina Co., Ltd. (Class H)	34,812	38,606
Ping An Insurance Group Co. of China, Ltd. (Class H)	3,500	35,700
Tencent Holdings, Ltd.	8,388	121,685

		570,784

HONG KONG — 7.6%
China Mobile, Ltd.	9,855	115,009
China Overseas Land & Investment, Ltd.	6,000	17,834
CNOOC, Ltd.	29,362	39,529

		172,372

INDIA — 2.7%
ICICI Bank, Ltd. ADR	3,486	40,263
Tata Motors, Ltd. ADR (a)	506	21,394

		61,657

MALAYSIA — 1.9%
Malayan Banking Bhd	7,661	20,092
Public Bank Bhd	4,500	23,552

		43,644

MEXICO — 4.9%
America Movil SAB de CV, Series L, ADR	2,784	61,749
Cemex SAB de CV ADR (a)(b)	2,049	20,879
Grupo Televisa SA de CV ADR (b)	869	29,598

		112,226

RUSSIA — 5.2%
Gazprom OAO ADR	9,639	44,821
Lukoil OAO ADR	861	34,268
Magnit PJSC GDR	435	19,749
Sberbank of Russia ADR (c)	3,840	15,552
Sberbank of Russia ADR (c)	713	2,762

		117,152

SOUTH AFRICA — 9.7%
FirstRand, Ltd.	5,212	22,783
MTN Group, Ltd.	2,709	51,847
Naspers, Ltd. (Class N)	645	84,473
Sasol, Ltd.	932	34,723
Standard Bank Group, Ltd.	2,051	25,437

		219,263

SOUTH KOREA — 19.9%
Hyundai Mobis Co., Ltd. (b)	115	24,692
Hyundai Motor Co.	251	38,593
KB Financial Group, Inc. ADR (b)	646	21,072
Kia Motors Corp.	441	20,984
NAVER Corp. (b)	47	30,445
POSCO ADR	438	27,949
Samsung Electronics Co., Ltd. GDR	360	217,800
Shinhan Financial Group Co., Ltd. ADR (b)	715	28,879
SK Hynix, Inc. (b)	970	42,139

		452,553

TAIWAN — 14.8%
Cathay Financial Holding Co., Ltd.	13,650	20,279
China Steel Corp.	19,660	16,362
Chunghwa Telecom Co., Ltd. ADR (a)	648	19,071
Formosa Plastics Corp.	7,280	16,655
Hon Hai Precision Industry Co., Ltd. GDR	10,096	56,638
MediaTek, Inc.	2,000	29,239
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,992	178,861

		337,105

TOTAL COMMON STOCKS —
(Cost $2,506,241)		2,267,100

SHORT TERM INVESTMENTS — 7.6%
UNITED STATES — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	120,878	120,878
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	52,777	52,777

TOTAL SHORT TERM INVESTMENT —
(Cost $173,655)		173,655

TOTAL INVESTMENTS — 107.3%
(Cost $2,679,896)		2,440,755
OTHER ASSETS & LIABILITIES — (7.3)%		(165,469)

NET ASSETS — 100.0%		$2,275,286

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PJSC = Public Joint Stock Company

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	24.5%
Oil, Gas & Consumable Fuels	11.9
Semiconductors & Semiconductor Equipment	11.1
Wireless Telecommunication Services	10.1
Technology Hardware, Storage & Peripherals	9.6
Internet Software & Services	6.6
Media	5.0
Insurance	4.7
Automobiles	3.5
Metals & Mining	2.9
Electronic Equipment, Instruments & Components	2.5
Auto Components	1.1
Food Products	1.1
Diversified Financial Services	1.0
Construction Materials	0.9
Food & Staples Retailing	0.9
Diversified Telecommunication Services	0.8
Real Estate Management & Development	0.8
Chemicals	0.7
Short Term Investments	7.6
Other Assets & Liabilities	(7.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHILE — 3.1%
AES Gener SA	3,116	$1,658
Banco Santander Chile ADR	467	9,209
Cencosud SA ADR (a)	1,152	8,859
Cia Cervecerias Unidas SA	287	2,672
Corpbanca SA	244,432	2,938
Empresa Nacional de Electricidad SA ADR	441	19,730
Empresas COPEC SA	410	4,628
Enersis SA ADR (a)	988	15,838
Latam Airlines Group SA ADR (a)(b)	1,007	12,064
SACI Falabella	657	4,410
Sociedad Quimica y Minera de Chile SA ADR	311	7,427

		89,433

COLOMBIA — 1.9%
Almacenes Exito SA	512	6,291
BanColombia SA ADR (a)	193	9,241
Cementos Argos SA	1,416	6,077
Ecopetrol SA ADR	449	7,687
Grupo Argos SA/Colombia Preference Shares	1,089	9,165
Grupo de Inversiones Suramericana SA	691	11,630
Interconexion Electrica SA ESP	1,477	5,364

		55,455

CZECH REPUBLIC — 0.7%
CEZ AS	358	9,238
Komercni Banka AS	36	7,450
O2 Czech Republic AS	341	3,469

		20,157

EGYPT — 0.6%
Commercial International Bank Egypt SAE GDR	1,615	10,659
Global Telecom Holding SAE GDR (b)	2,245	6,398

		17,057

GREECE — 1.2%
Alpha Bank AE (b)	4,195	2,376
Eurobank Ergasias SA (b)	14,452	3,270
FF Group (b)	60	1,917
Hellenic Telecommunications Organization SA (b)	474	5,219
JUMBO SA	297	3,044
National Bank of Greece SA (b)	2,735	4,865
OPAP SA	432	4,652
Piraeus Bank SA (b)	3,614	3,980
Public Power Corp. SA (b)	286	1,869
Titan Cement Co. SA	124	2,876

		34,068

HUNGARY — 0.5%
MOL Hungarian Oil and Gas PLC	119	5,265
OTP Bank PLC	456	6,660
Richter Gedeon NyRt	270	3,658

		15,583

INDONESIA — 6.3%
Adaro Energy Tbk PT	34,900	2,931
Astra International Tbk PT	16,900	10,132
Bank Central Asia Tbk PT	22,000	23,314
Bank Mandiri Persero Tbk PT	21,000	18,270
Bank Negara Indonesia Persero Tbk PT	20,000	9,851
Bank Rakyat Indonesia Persero Tbk PT	19,000	17,872
Charoen Pokphand Indonesia Tbk PT	18,000	5,494
Indocement Tunggal Prakarsa Tbk PT	4,000	8,074
Indofood Sukses Makmur Tbk PT	12,500	6,813
Kalbe Farma Tbk PT	67,400	9,959
Lippo Karawaci Tbk PT	55,900	4,604
Matahari Department Store Tbk PT	3,100	3,754
Perusahaan Gas Negara Persero Tbk PT	26,000	12,596
Semen Indonesia Persero Tbk PT	7,500	9,810
Telekomunikasi Indonesia Persero Tbk PT	99,300	22,971
Unilever Indonesia Tbk PT	3,500	9,128
United Tractors Tbk PT	4,500	6,304

		181,877

MALAYSIA — 8.5%
Alliance Financial Group Bhd	3,500	4,705
AMMB Holdings Bhd	3,500	6,607
Axiata Group Bhd	4,700	9,477
British American Tobacco Malaysia Bhd	300	5,586
Bumi Armada Bhd (b)	5,300	1,652
CIMB Group Holdings Bhd	8,518	13,545
Digi.Com Bhd	7,300	12,882
Felda Global Ventures Holdings Bhd	2,900	1,808
Gamuda Bhd	6,000	8,597
Genting Bhd	4,600	11,669
Genting Malaysia Bhd	7,100	8,265
Hong Leong Bank Bhd	1,300	5,198
IHH Healthcare Bhd	6,100	8,409
IJM Corp. Bhd	3,800	7,140
IOI Corp. Bhd	5,500	7,550
IOI Properties Group Bhd	2,699	1,868
Kuala Lumpur Kepong Bhd	1,000	6,521
Malayan Banking Bhd	7,501	19,672
Malaysia Airports Holdings Bhd	1,571	3,055
Maxis Bhd	4,300	8,424
Petronas Chemicals Group Bhd	5,100	7,949
Petronas Dagangan Bhd	500	2,448
Petronas Gas Bhd	1,300	8,239
PPB Group Bhd	1,400	5,726
Public Bank Bhd	2,860	14,969
SapuraKencana Petroleum Bhd	8,300	5,507
Sime Darby Bhd	4,575	12,025
Telekom Malaysia Bhd	3,351	6,594
Tenaga Nasional Bhd	5,400	21,313
UMW Holdings Bhd	1,400	4,388
YTL Corp. Bhd	10,800	4,911

		246,699

MEXICO — 11.1%
Alfa SAB de CV (Class A) (b)	5,372	12,005
America Movil SAB de CV (Series L)	59,741	66,470
Cemex SAB de CV (b)	20,539	20,957
Coca-Cola FEMSA SAB de CV (Series L)	995	8,549
Compartamos SAB de CV (b)	1,839	3,699
Fibra Uno Administracion SA de CV REIT	3,106	9,162
Fomento Economico Mexicano SAB de CV (b)	3,182	28,254
Genomma Lab Internacional SAB de CV (Class B) (b)	2,091	3,981
Grupo Aeroportuario del Sureste SAB de CV (Class B) (b)	697	9,223

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Grupo Bimbo SAB de CV (b)	3,683	$10,170
Grupo Carso SAB de CV	1,393	6,860
Grupo Financiero Banorte SAB de CV	4,578	25,220
Grupo Financiero Inbursa SAB de CV	4,977	12,858
Grupo Financiero Santander Mexico SAB de CV (Class B)	3,982	8,332
Grupo Mexico SAB de CV (Series B)	4,464	12,968
Grupo Televisa SAB (b)	5,174	35,309
Industrias Penoles SAB de CV	304	5,950
Kimberly-Clark de Mexico SAB de CV (Class A)	3,683	8,018
Mexichem SAB de CV (b)	2,488	7,564
Minera Frisco SAB de CV (b)	698	1,018
Promotora y Operadora de Infraestructura SAB de CV (b)	549	6,607
Wal-Mart de Mexico SAB de CV	8,391	18,058

		321,232

PERU — 1.1%
Compania de Minas Buenaventura SA ADR	161	1,539
Credicorp, Ltd. (a)	132	21,144
Southern Copper Corp. (a)	298	8,403

		31,086

PHILIPPINES — 2.8%
Aboitiz Equity Ventures, Inc.	5,790	6,821
Ayala Corp.	520	8,068
Ayala Land, Inc.	15,000	11,300
BDO Unibank, Inc.	4,730	11,610
International Container Terminal Services, Inc.	2,810	7,224
JG Summit Holdings, Inc.	3,760	5,548
Philippine Long Distance Telephone Co.	115	7,471
SM Investments Corp.	400	7,288
SM Prime Holdings, Inc.	14,500	5,523
Universal Robina Corp.	2,450	10,735

		81,588

POLAND — 3.7%
Bank Pekao SA	281	14,137
Bank Zachodni WBK SA	41	4,329
Eurocash SA	111	1,187
KGHM Polska Miedz SA	314	9,622
LPP SA	1	2,037
mBank	39	5,468
Orange Polska SA	1,857	4,350
PGE Polska Grupa Energetyczna SA	1,662	8,839
Polski Koncern Naftowy Orlen SA	794	10,935
Polskie Gornictwo Naftowe i Gazownictwo SA	4,454	5,580
Powszechna Kasa Oszczednosci Bank Polski SA	1,773	17,850
Powszechny Zaklad Ubezpieczen SA	122	16,693
Tauron Polska Energia SA	3,880	5,516

		106,543

QATAR — 1.8%
Barwa Real Estate Co.	117	1,346
Gulf International Services OSC	78	2,080
Industries Qatar QSC	170	7,843
Masraf Al Rayan	684	8,303
Ooredoo QSC	122	4,151
Qatar Electricity & Water Co.	96	4,943
Qatar Islamic Bank SAQ	180	5,052
Qatar National Bank SAQ	243	14,208
Vodafone Qatar	974	4,400

		52,326

SOUTH AFRICA — 14.5%
Anglo American Platinum, Ltd. (b)	75	2,211
AngloGold Ashanti, Ltd. (b)	671	5,899
Aspen Pharmacare Holdings, Ltd. (b)	498	17,477
Barclays Africa Group, Ltd.	577	9,077
Discovery, Ltd.	475	4,574
Exxaro Resources, Ltd. (a)	233	2,085
FirstRand, Ltd.	2,946	12,878
Gold Fields, Ltd.	1,371	6,199
Growthpoint Properties, Ltd. REIT	3,548	8,431
Impala Platinum Holdings, Ltd. (b)	962	6,301
Imperial Holdings, Ltd.	349	5,581
Kumba Iron Ore, Ltd. (a)	74	1,535
Life Healthcare Group Holdings, Ltd.	2,251	8,320
Mediclinic International, Ltd.	596	5,185
MMI Holdings, Ltd.	2,293	5,946
Mr. Price Group, Ltd.	266	5,403
MTN Group, Ltd.	2,258	43,215
Naspers, Ltd. (Class N)	585	76,615
Nedbank Group, Ltd.	365	7,856
Redefine Properties, Ltd.	6,367	5,889
Remgro, Ltd.	819	17,981
RMB Holdings, Ltd.	1,611	8,960
Sanlam, Ltd.	2,800	16,942
Sasol, Ltd.	806	30,029
Shoprite Holdings, Ltd.	752	10,936
Standard Bank Group, Ltd.	1,838	22,796
Steinhoff International Holdings, Ltd. (a)	2,772	14,233
The Bidvest Group, Ltd.	565	14,841
The Foschini Group, Ltd.	490	5,643
The Spar Group, Ltd.	360	5,021
Tiger Brands, Ltd.	343	10,913
Truworths International, Ltd.	941	6,286
Vodacom Group, Ltd.	668	7,416
Woolworths Holdings, Ltd.	1,469	9,790

		422,464

SOUTH KOREA — 15.2%
Amorepacific Corp. (b)	3	6,059
AMOREPACIFIC Group (b)	3	2,724
Celltrion, Inc. (b)	34	1,202
Cheil Worldwide, Inc. (b)	110	1,721
CJ CheilJedang Corp. (b)	6	1,673
CJ Corp. (b)	11	1,561
Coway Co., Ltd. (b)	40	3,064
Daewoo Securities Co., Ltd. (b)	50	447
Daum Kakao Corp. (b)	23	2,586
E-Mart Co., Ltd. (b)	27	4,987
Hana Financial Group, Inc.	290	8,443
Hankook Tire Co., Ltd. (b)	99	4,747
Hotel Shilla Co., Ltd. (b)	30	2,495
Hyundai Engineering & Construction Co., Ltd. (b)	142	5,439
Hyundai Glovis Co., Ltd. (b)	8	2,122
Hyundai Heavy Industries Co., Ltd. (b)	43	4,499
Hyundai Mobis Co., Ltd. (b)	56	12,024
Hyundai Motor Co.	123	18,912

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Hyundai Motor Co. Preference Shares	38	$4,373
Hyundai Steel Co. (b)	83	4,795
Hyundai Wia Corp. (b)	10	1,601
KB Financial Group, Inc. ADR (b)	363	11,841
KEPCO Plant Service & Engineering Co., Ltd. (b)	20	1,450
Kia Motors Corp. (b)	223	10,611
Korea Electric Power Corp. ADR (a)(b)	458	8,867
KT&G Corp.	133	9,208
LG Chem, Ltd. (b)	51	8,398
LG Corp. (b)	139	7,739
LG Display Co., Ltd. ADR (b)	677	10,257
LG Electronics, Inc. (b)	134	7,205
LG Household & Health Care, Ltd. (b)	13	7,368
LG Innotek Co., Ltd. (b)	20	2,047
Lotte Shopping Co., Ltd. (b)	18	4,471
NAVER Corp. (b)	21	13,603
NCSoft Corp.	7	1,159
Orion Corp. (b)	2	1,847
POSCO ADR	223	14,230
S-Oil Corp.	94	4,139
Samsung C&T Corp. (b)	160	8,952
Samsung Electro-Mechanics Co., Ltd. (b)	44	2,190
Samsung Electronics Co., Ltd. GDR (c)	44	20,676
Samsung Electronics Co., Ltd. GDR (c)	166	100,430
Samsung Fire & Marine Insurance Co., Ltd. (b)	37	9,510
Samsung Heavy Industries Co., Ltd. (b)	210	3,812
Samsung Life Insurance Co., Ltd. (b)	61	6,465
Samsung SDI Co., Ltd. (b)	59	6,227
Samsung SDS Co., Ltd. (b)	20	5,341
Shinhan Financial Group Co., Ltd. ADR (b)	398	16,075
SK C&C Co., Ltd. (b)	17	3,302
SK Holdings Co., Ltd. (b)	40	5,950
SK Hynix, Inc. (b)	510	22,156
SK Innovation Co., Ltd. (b)	75	5,807
Woori Bank (b)	403	3,666

		440,473

TAIWAN — 15.7%
Advanced Semiconductor Engineering Inc, ADR (a)	1,381	8,466
Asia Cement Corp.	5,120	6,319
Asustek Computer, Inc.	1,000	10,964
AU Optronics Corp. ADR (a)	1,428	7,269
Catcher Technology Co., Ltd.	1,000	7,800
Cathay Financial Holding Co., Ltd.	8,450	12,554
Chang Hwa Commercial Bank, Ltd.	8,160	4,687
Cheng Shin Rubber Industry Co., Ltd.	2,000	4,709
China Development Financial Holding Corp.	27,000	8,629
China Steel Corp.	13,260	11,035
Chunghwa Telecom Co., Ltd. ADR	299	8,800
Compal Electronics, Inc.	7,000	4,917
CTBC Financial Holding Co., Ltd.	16,591	10,789
Delta Electronics, Inc.	2,000	11,930
E.Sun Financial Holding Co., Ltd.	11,882	7,388
Far Eastern New Century Corp.	7,140	7,094
Far EasTone Telecommunications Co., Ltd.	2,000	4,620
First Financial Holding Co., Ltd	10,700	6,315
Formosa Chemicals & Fibre Corp.	3,000	6,351
Formosa Plastics Corp.	4,000	9,151
Fubon Financial Holding Co., Ltd.	7,000	11,230
Hon Hai Precision Industry Co., Ltd. GDR	6,688	37,520
HTC Corp. (b)	1,000	4,493
Hua Nan Financial Holdings Co., Ltd.	10,300	5,785
Inotera Memories, Inc. (b)	4,000	6,354
Inventec Corp.	2,000	1,351
Lite-On Technology Corp.	4,020	4,630
MediaTek, Inc.	1,000	14,619
Mega Financial Holding Co., Ltd.	12,000	9,284
Nan Ya Plastics Corp.	5,000	10,363
Pou Chen Corp.	4,000	4,867
President Chain Store Corp.	1,000	7,737
Quanta Computer, Inc.	4,000	10,025
Siliconware Precision Industries Co., Ltd. ADR (a)	1,121	8,464
SinoPac Financial Holdings Co., Ltd.	17,088	7,029
Taishin Financial Holding Co., Ltd.	15,886	6,560
Taiwan Cement Corp.	5,000	6,867
Taiwan Cooperative Financial Holding Co., Ltd.	10,500	5,416
Taiwan Mobile Co., Ltd.	2,000	6,613
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,470	100,039
Uni-President Enterprises Corp.	6,360	10,103
United Microelectronics Corp.	18,000	8,401
Yuanta Financial Holding Co., Ltd.	15,375	7,492

		455,029

THAILAND — 5.6%
Advanced Info Service PCL	2,200	16,784
Airports of Thailand PCL	1,000	8,571
Bangkok Bank PCL NVDR	1,660	9,788
BEC World PCL	3,300	5,115
Central Pattana PCL	3,900	5,394
Charoen Pokphand Foods PCL	7,200	5,964
CP ALL PCL	9,600	12,401
Kasikornbank PCL	3,100	21,578
Krung Thai Bank PCL	11,100	7,659
PTT Exploration & Production PCL	2,900	9,872
PTT Global Chemical PCL	3,800	5,919
PTT PCL	1,700	16,742
The Siam Cement PCL NVDR	1,000	13,617
The Siam Commercial Bank PCL	3,500	19,362
True Corp. PCL NVDR (b)	16,310	5,503

		164,269

TURKEY — 4.1%
Akbank TAS	3,401	12,599
Anadolu Efes Biracilik Ve Malt Sanayii AS (b)	485	4,709
BIM Birlesik Magazalar AS	395	8,448
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	4,040	4,787
Eregli Demir ve Celik Fabrikalari TAS	3,015	5,752
Haci Omer Sabanci Holding AS	2,002	8,692
KOC Holding AS	1,639	8,694
TAV Havalimanlari Holding AS	160	1,307
Tupras-Turkiye Petrol Rafinerileri AS	274	6,482
Turk Hava Yollari (b)	1,693	6,974
Turkcell Iletisim Hizmetleri AS (b)	1,728	10,570
Turkiye Garanti Bankasi AS	4,534	18,270
Turkiye Halk Bankasi AS	887	5,274
Turkiye Is Bankasi (Class C)	4,152	11,971

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Turkiye Vakiflar Bankasi Tao (Class D)	2,626	$5,482

		120,011

UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	2,148	4,111
Aldar Properties PJSC	5,839	4,213
Arabtec Holding Co. PJSC (b)	3,011	2,402
DP World, Ltd.	239	5,019
Dubai Financial Market	4,897	2,680
Dubai Islamic Bank PJSC	822	1,544
Emaar Properties PJSC	5,580	11,029
First Gulf Bank PJSC	1,032	4,777
National Bank of Abu Dhabi PJSC	1,224	4,665

		40,440

TOTAL COMMON STOCKS —
(Cost $3,030,211)		2,895,790

SHORT TERM INVESTMENTS — 3.8%
UNITED STATES — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	64,223	64,223
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	45,256	45,256

TOTAL SHORT TERM INVESTMENT —
(Cost $109,479)		109,479

TOTAL INVESTMENTS — 103.6%
(Cost $3,139,690)		3,005,269
OTHER ASSETS & LIABILITIES — (3.6)%		(104,320)

NET ASSETS — 100.0%		$2,900,949

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI EM Beyond BRIC ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	21.4%
Wireless Telecommunication Services	7.0
Semiconductors & Semiconductor Equipment	5.8
Technology Hardware, Storage & Peripherals	5.8
Media	4.1
Oil, Gas & Consumable Fuels	4.0
Industrial Conglomerates	3.5
Metals & Mining	3.5
Food Products	3.0
Food & Staples Retailing	2.9
Construction Materials	2.8
Diversified Financial Services	2.8
Electronic Equipment, Instruments & Components	2.6
Electric Utilities	2.6
Insurance	2.4
Chemicals	2.3
Diversified Telecommunication Services	2.1
Automobiles	1.6
Real Estate Management & Development	1.6
Beverages	1.6
Pharmaceuticals	1.2
Transportation Infrastructure	1.1
Construction & Engineering	1.0
Real Estate Investment Trusts	1.0
Specialty Retail	0.9
Auto Components	0.9
Hotels, Restaurants & Leisure	0.8
Household Products	0.8
Household Durables	0.8
Health Care Providers & Services	0.8
Independent Power and Renewable Electricity Producers	0.8
Multiline Retail	0.7
Gas Utilities	0.7
Airlines	0.6
Internet Software & Services	0.6
Tobacco	0.5
Machinery	0.5
Multi-Utilities	0.4
Energy Equipment & Services	0.4
Trading Companies & Distributors	0.3
Personal Products	0.3
IT Services	0.3
Capital Markets	0.3
Textiles, Apparel & Luxury Goods	0.3
Distributors	0.2
Consumer Finance	0.1
Air Freight & Logistics	0.1
Commercial Services & Supplies	0.0 ***
Software	0.0 ***
Short Term Investments	3.8
Other Assets & Liabilities	(3.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (See accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 6.4%
AGL Energy, Ltd.	660	$7,216
ALS, Ltd.	374	1,643
Amcor, Ltd.	686	7,624
AMP, Ltd.	525	2,363
ASX, Ltd.	141	4,239
Australia & New Zealand Banking Group, Ltd.	387	10,163
BHP Billiton, Ltd.	1,736	41,725
Brambles, Ltd.	943	8,203
Cochlear, Ltd.	46	2,925
Commonwealth Bank of Australia	417	29,228
CSL, Ltd.	380	26,955
Federation Centres	1,761	4,136
Flight Centre Travel Group, Ltd.	53	1,415
Fortescue Metals Group, Ltd.	1,274	2,857
Healthscope, Ltd. (a)	935	2,081
Lend Lease Group	206	2,765
Macquarie Group, Ltd.	47	2,242
Metcash, Ltd.	982	1,491
National Australia Bank, Ltd.	352	9,679
Novion Property Group	5,191	9,006
Origin Energy, Ltd.	181	1,729
QBE Insurance Group, Ltd.	241	2,211
Ramsay Health Care, Ltd.	63	2,944
REA Group, Ltd.	61	2,264
Rio Tinto, Ltd.	256	12,151
Santos, Ltd.	193	1,303
Scentre Group (a)	3,400	9,738
Seek, Ltd.	169	2,388
Stockland	2,552	8,604
Suncorp Group, Ltd.	209	2,405
Telstra Corp., Ltd.	7,894	38,566
The GPT Group	3,606	12,837
Transurban Group	1,688	11,852
Wesfarmers, Ltd.	120	4,093
Westfield Corp.	1,682	12,416
Westpac Banking Corp.	424	11,506
Woodside Petroleum, Ltd.	304	9,456
Woolworths, Ltd.	1,169	29,350
WorleyParsons, Ltd.	172	1,419

		355,188

AUSTRIA — 0.1%
Erste Group Bank AG	80	1,862
OMV AG	61	1,624
Raiffeisen Bank International AG	83	1,259
Voestalpine AG	54	2,143

		6,888

BELGIUM — 1.4%
Ageas	60	2,142
Anheuser-Busch InBev NV	382	43,386
Belgacom SA	340	12,384
Colruyt SA	202	9,403
Delhaize Group	34	2,486
KBC Groep NV (a)	44	2,475
Solvay SA	16	2,176
Umicore SA	52	2,096

		76,548

DENMARK — 2.1%
AP Moeller — Maersk A/S (Class A)	1	1,942
AP Moeller — Maersk A/S (Class B)	1	2,010
Carlsberg A/S (Class B)	24	1,867
Coloplast A/S (Class B)	184	15,518
Danske Bank A/S	104	2,829
Novo Nordisk A/S (Class B)	1,570	66,410
Novozymes A/S (Class B)	156	6,586
Pandora A/S	66	5,411
TDC A/S	693	5,319
Tryg A/S	74	8,286
William Demant Holding A/S (a)	28	2,130

		118,308

FINLAND — 0.8%
Elisa Oyj	253	6,922
Fortum Oyj	101	2,196
Kone Oyj (Class B)	210	9,611
Metso Oyj	62	1,865
Nokia Oyj	338	2,683
Orion Oyj (Class B)	79	2,463
Sampo Oyj (Class A)	214	10,053
UPM-Kymmene Oyj	144	2,373
Wartsila Oyj Abp	80	3,590

		41,756

FRANCE — 7.1%
Aeroports de Paris	92	11,160
Air Liquide SA	260	32,358
Alstom SA (a)	63	2,048
AXA SA	521	12,108
BNP Paribas SA	298	17,763
Bouygues SA	55	1,995
Bureau Veritas SA	259	5,738
Cap Gemini SA	36	2,591
Carrefour SA	116	3,551
Casino Guichard-Perrachon SA	20	1,850
Christian Dior SA	12	2,075
Compagnie de Saint-Gobain	79	3,368
Compagnie Generale des Etablissements Michelin	99	9,017
Credit Agricole SA	255	3,320
Danone SA	116	7,643
Dassault Systemes	168	10,274
EDF SA	62	1,712
Essilor International SA	143	16,037
Eutelsat Communications SA	137	4,442
GDF Suez	319	7,500
Hermes International	6	2,140
Iliad SA	6	1,443
Kering	11	2,123
L’Oreal SA	141	23,767
Lafarge SA	29	2,038
Legrand SA	130	6,850
LVMH Moet Hennessy Louis Vuitton SA	125	20,004
Natixis SA	373	2,476
Orange SA	434	7,431
Pernod Ricard SA	21	2,344
Peugeot SA (a)	191	2,362
Publicis Groupe SA	96	6,928
Renault SA	51	3,735
Rexel SA	105	1,887

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Safran SA	39	$2,419
Sanofi	155	14,191
Schneider Electric SE	55	4,034
SCOR SE	264	8,049
Societe BIC SA	19	2,526
Societe Generale SA	201	8,510
Sodexo SA	103	10,129
Technip SA	50	2,990
Total SA	1,272	65,446
Unibail-Rodamco SE	13	3,348
Valeo SA	20	2,507
Veolia Environnement SA	135	2,410
Vinci SA	79	4,351
Vivendi SA (a)	703	17,600
Zodiac Aerospace	97	3,276

		393,864

GERMANY — 7.4%
adidas AG	99	6,903
Allianz SE	87	14,460
Axel Springer SE	41	2,485
BASF SE	452	38,220
Bayer AG	373	51,002
Bayerische Motoren Werke AG	51	5,540
Bayerische Motoren Werke AG Preference Shares	26	2,134
Beiersdorf AG	161	13,135
Celesio AG	59	1,908
Commerzbank AG (a)	296	3,933
Continental AG	58	12,321
Daimler AG	189	15,773
Deutsche Bank AG	459	13,877
Deutsche Boerse AG	34	2,436
Deutsche Lufthansa AG	99	1,657
Deutsche Post AG	137	4,484
Deutsche Telekom AG	856	13,724
E.ON SE	780	13,398
Fresenius Medical Care AG & Co. KGaA	290	21,704
Fresenius SE & Co. KGaA	213	11,124
Fuchs Petrolub SE Preference Shares	54	2,176
GEA Group AG	94	4,163
Hannover Rueck SE	35	3,175
HeidelbergCement AG	30	2,135
Henkel AG & Co. KGaA	90	8,760
Henkel AG & Co. KGaA Preference Shares	54	5,843
Hugo Boss AG	18	2,215
Infineon Technologies AG	211	2,258
K+S AG	69	1,913
Kabel Deutschland Holding AG (a)	44	5,984
Lanxess AG	36	1,675
Linde AG	37	6,904
MAN SE	70	7,806
Merck KGaA	64	6,073
Metro AG (a)	62	1,899
Muenchener Rueckversicherungs- Gesellschaft AG	40	8,023
Porsche Automobil Holding SE Preference Shares	49	3,982
RWE AG	186	5,773
SAP SE	510	35,954
Siemens AG	102	11,571
Telefonica Deutschland Holding AG (a)	1,746	9,326
ThyssenKrupp AG (a)	83	2,135
TUI AG (a)	146	2,354
United Internet AG	62	2,812
Volkswagen AG	24	5,230
Volkswagen AG Preference Shares	33	7,373

		407,730

HONG KONG — 4.4%
AIA Group, Ltd.	1,200	6,677
BOC Hong Kong Holdings, Ltd.	5,500	18,405
Cheung Kong Infrastructure Holdings, Ltd.	2,000	14,804
CLP Holdings, Ltd.	3,000	26,016
Galaxy Entertainment Group, Ltd.	2,000	11,257
Hang Seng Bank, Ltd.	2,400	39,985
HKT Trust/HKT, Ltd.	3,540	4,611
Hong Kong & China Gas Co., Ltd.	4,400	10,077
Hong Kong Exchanges and Clearing, Ltd.	600	13,285
Li & Fung, Ltd.	4,000	3,745
MTR Corp., Ltd.	4,500	18,453
New World Development Co., Ltd.	2,000	2,300
Noble Group, Ltd.	3,000	2,581
Power Assets Holdings, Ltd.	3,000	29,111
Sands China, Ltd.	1,600	7,871
SJM Holdings, Ltd.	1,000	1,594
Swire Pacific, Ltd.	500	6,512
Techtronic Industries Co., Ltd.	500	1,612
The Link REIT	2,500	15,651
WH Group, Ltd. (a)(b)	9,659	5,530
Wynn Macau, Ltd.	800	2,254
Yue Yuen Industrial Holdings, Ltd.	1,000	3,604

		245,935

IRELAND — 0.5%
CRH PLC	98	2,360
James Hardie Industries PLC	252	2,722
Kerry Group PLC (Class A)	268	18,508
Ryanair Holdings PLC (a)	573	6,798

		30,388

ISRAEL — 0.8%
Bank Hapoalim BM	2,346	11,093
Bank Leumi Le-Israel BM (a)	1,313	4,514
Bezeq The Israeli Telecommunication Corp., Ltd.	2,408	4,301
Israel Chemicals, Ltd.	277	2,013
Mizrahi Tefahot Bank, Ltd. (a)	411	4,320
NICE Systems, Ltd.	64	3,241
Teva Pharmaceutical Industries, Ltd.	225	12,836

		42,318

ITALY — 1.1%
Assicurazioni Generali SpA	258	5,307
Banca Monte dei Paschi di Siena SpA (a)	2,418	1,375
Banco Popolare SC (a)	149	1,814
Enel SpA	1,946	8,703
ENI SpA	764	13,414
Exor SpA	72	2,966
Intesa Sanpaolo SpA	2,705	7,928
Luxottica Group SpA	73	4,019
Saipem SpA (a)	96	1,018
Snam SpA	454	2,252
Telecom Italia SpA	7,788	6,536
UBI Banca SCpA	311	2,243

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

UniCredit SpA	797	$5,145

		62,720

JAPAN — 17.6%
ABC-Mart, Inc.	100	4,863
Aeon Co., Ltd.	300	3,036
Aisin Seiki Co., Ltd.	100	3,632
ANA Holdings, Inc.	4,000	9,985
Aozora Bank, Ltd.	1,000	3,119
Asahi Glass Co., Ltd.	1,000	4,913
Asahi Group Holdings, Ltd.	100	3,125
Astellas Pharma, Inc.	800	11,253
Benesse Holdings, Inc.	200	5,980
Bridgestone Corp.	100	3,502
Calbee, Inc.	100	3,482
Canon, Inc.	300	9,610
Chubu Electric Power Co., Inc. (a)	200	2,366
Daihatsu Motor Co., Ltd.	200	2,634
Daiichi Sankyo Co., Ltd.	200	2,816
Daito Trust Construction Co., Ltd.	100	11,427
Denso Corp.	100	4,714
Dentsu, Inc.	100	4,245
East Japan Railway Co.	200	15,218
Eisai Co., Ltd.	500	19,484
Electric Power Development Co., Ltd.	100	3,403
FamilyMart Co., Ltd.	200	7,590
Fuji Heavy Industries, Ltd.	300	10,759
FUJIFILM Holdings Corp.	100	3,087
Fukuoka Financial Group, Inc.	1,000	5,213
Hino Motors, Ltd.	200	2,674
Hisamitsu Pharmaceutical Co., Inc.	100	3,161
Hitachi, Ltd.	1,000	7,512
Honda Motor Co., Ltd.	300	8,823
Hoya Corp.	200	6,848
Idemitsu Kosan Co., Ltd.	100	1,666
Inpex Corp.	200	2,244
Isuzu Motors, Ltd.	300	3,707
ITOCHU Corp.	700	7,543
Japan Airlines Co., Ltd.	400	12,011
Japan Prime Realty Investment Corp.	2	6,973
Japan Real Estate Investment Corp.	2	9,675
Japan Retail Fund Investment Corp.	4	8,474
Japan Tobacco, Inc.	600	16,655
JFE Holdings, Inc.	200	4,497
JX Holdings, Inc.	1,400	5,486
Kakaku.com, Inc.	100	1,452
Kao Corp.	400	15,871
KDDI Corp.	200	12,740
Kirin Holdings Co., Ltd.	200	2,497
Kobe Steel, Ltd.	2,000	3,486
Komatsu, Ltd.	200	4,477
Kyocera Corp.	100	4,634
Lawson, Inc.	200	12,161
M3, Inc.	200	3,375
Marubeni Corp.	1,000	6,044
McDonald’s Holdings Co. (Japan), Ltd.	200	4,387
Miraca Holdings, Inc.	100	4,346
Mitsubishi Chemical Holdings Corp.	700	3,436
Mitsubishi Corp.	600	11,095
Mitsubishi Heavy Industries, Ltd.	1,000	5,587
Mitsubishi Materials Corp.	1,000	3,353
Mitsubishi Motors Corp.	300	2,777
Mitsubishi Tanabe Pharma Corp.	700	10,334
Mitsubishi UFJ Financial Group, Inc.	4,100	22,724
Mitsui & Co., Ltd.	600	8,115
Mizuho Financial Group, Inc.	12,400	20,943
MS&AD Insurance Group Holdings, Inc.	100	2,403
Nagoya Railroad Co., Ltd.	1,000	3,745
NEC Corp.	1,000	2,944
Nippon Building Fund, Inc.	2	10,076
Nippon Express Co., Ltd.	1,000	5,121
Nippon Prologis REIT, Inc.	4	8,694
Nippon Steel & Sumitomo Metal Corp.	1,000	2,510
Nippon Telegraph & Telephone Corp.	400	20,721
Nippon Yusen K.K.	1,000	2,853
Nissan Motor Co., Ltd.	700	6,171
Nissin Foods Holding Co., Ltd.	200	9,625
Nitori Holding Co., Ltd.	200	10,809
Nomura Holdings, Inc.	600	3,454
Nomura Research Institute, Ltd.	100	3,090
NTT DoCoMo, Inc.	1,800	26,543
Oracle Corp.	100	4,091
Oriental Land Co., Ltd.	100	23,145
ORIX Corp.	200	2,541
Osaka Gas Co., Ltd.	2,000	7,523
Otsuka Corp.	100	3,186
Otsuka Holdings Co., Ltd.	800	24,134
Panasonic Corp.	400	4,761
Park24 Co., Ltd.	400	5,915
Resona Holdings, Inc.	900	4,593
Ricoh Co., Ltd.	200	2,050
Sankyo Co., Ltd.	200	6,923
Santen Pharmaceutical Co., Ltd.	100	5,396
Secom Co., Ltd.	200	11,585
Sega Sammy Holdings, Inc.	200	2,596
Sekisui House, Ltd.	200	2,647
Seven & i Holdings Co., Ltd.	100	3,635
Seven Bank, Ltd.	700	2,966
Shimamura Co., Ltd.	100	8,674
Shin-Etsu Chemical Co., Ltd.	100	6,561
Shionogi & Co., Ltd.	300	7,819
Softbank Corp.	100	6,014
Sompo Japan Nipponkoa Holdings, Inc.	100	2,545
Sony Corp.	200	4,124
Sumitomo Chemical Co., Ltd.	1,000	3,995
Sumitomo Corp.	500	5,180
Sumitomo Electric Industries, Ltd.	200	2,524
Sumitomo Mitsui Financial Group, Inc.	400	14,596
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,863
Suntory Beverage & Food, Ltd.	300	10,434
Suzuken Co., Ltd.	100	2,786
Suzuki Motor Corp.	100	3,036
Sysmex Corp.	100	4,496
T&D Holdings, Inc.	200	2,432
Takeda Pharmaceutical Co., Ltd.	600	25,004
The Bank of Yokohama, Ltd.	2,000	10,965
The Chiba Bank, Ltd.	1,000	6,622
The Chugoku Bank, Ltd.	300	4,129
The Dai-ichi Life Insurance Co., Ltd.	200	3,071
The Gunma Bank, Ltd.	1,000	6,547
The Iyo Bank, Ltd.	400	4,374
The Kansai Electric Power Co., Inc. (a)	300	2,873
The Tokyo Electric Power Co., Inc. (a)	700	2,873

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Tobu Railway Co., Ltd.	1,000	$4,320
Tohoku Electric Power Co., Inc.	200	2,345
Tokio Marine Holdings, Inc.	100	3,281
Tokyo Gas Co., Ltd.	3,000	16,317
TonenGeneral Sekiyu K.K.	1,000	8,583
Toshiba Corp.	1,000	4,274
Toyo Suisan Kaisha, Ltd.	100	3,253
Toyota Industries Corp.	100	5,180
Toyota Motor Corp.	400	25,215
Toyota Tsusho Corp.	100	2,355
Trend Micro, Inc. (a)	100	2,786
Unicharm Corp.	500	12,144
United Urban Investment Corp.	6	9,453
USS Co., Ltd.	800	12,418
West Japan Railway Co.	500	23,821
Yahoo! Japan Corp.	800	2,903
Yamada Denki Co., Ltd.	700	2,370
Yamato Holdings Co., Ltd.	400	7,989

		972,229

LUXEMBOURG — 0.7%
Altice SA (a)	51	4,027
ArcelorMittal	280	3,079
RTL Group SA (a)	26	2,489
SES SA	683	24,559
Tenaris SA	240	3,619

		37,773

NETHERLANDS — 2.3%
Aegon NV	547	4,143
Airbus Group NV	66	3,302
Akzo Nobel NV	34	2,372
ASML Holding NV	31	3,357
Boskalis Westminster NV	48	2,640
CNH Industrial NV	232	1,881
Fiat Chrysler Automobiles NV (a)	371	4,310
Gemalto NV	38	3,124
Heineken NV	36	2,568
ING Groep NV (a)	881	11,545
Koninklijke Ahold NV	520	9,284
Koninklijke DSM NV	35	2,145
Koninklijke KPN NV	736	2,341
Koninklijke Philips NV	114	3,331
QIAGEN NV (a)	111	2,600
Reed Elsevier NV	471	11,307
Unilever NV	1,441	56,914

		127,164

NEW ZEALAND — 0.2%
Auckland International Airport, Ltd.	2,380	7,869
Ryman Healthcare, Ltd.	367	2,444

		10,313

NORWAY — 0.6%
DnB NOR ASA	185	2,732
Gjensidige Forsikring ASA	134	2,180
Norsk Hydro ASA	459	2,598
Seadrill, Ltd.	69	796
Statoil ASA	478	8,365
Telenor ASA	665	13,437
Yara International ASA	52	2,315

		32,423

PORTUGAL — 0.1%
EDP — Energias de Portugal SA	613	2,387
Jeronimo Martins SGPS SA	169	1,704

		4,091

SINGAPORE — 2.8%
ComfortDelGro Corp., Ltd.	1,000	1,962
DBS Group Holdings, Ltd.	2,031	31,574
Keppel Corp., Ltd.	1,000	6,679
Oversea-Chinese Banking Corp., Ltd.	2,375	18,748
SembCorp Industries, Ltd.	1,000	3,358
SembCorp Marine, Ltd.	1,000	2,460
Singapore Airlines, Ltd.	2,000	17,508
Singapore Exchange, Ltd.	1,000	5,894
Singapore Press Holdings, Ltd.	2,000	6,354
Singapore Technologies Engineering Ltd.	1,000	2,566
Singapore Telecommunications, Ltd.	9,000	26,488
StarHub, Ltd.	2,000	6,264
United Overseas Bank, Ltd.	1,000	18,512
Wilmar International, Ltd.	1,000	2,445
Yangzijiang Shipbuilding Holdings, Ltd.	2,000	1,819

		152,631

SPAIN — 1.6%
ACS, Actividades de Construccion y Servicios SA	64	2,244
Banco Bilbao Vizcaya Argentaria SA	951	9,038
Banco de Sabadell SA	780	2,081
Banco Popular Espanol SA	374	1,883
Banco Santander SA	2,297	19,444
CaixaBank SA	432	2,280
Gas Natural SDG SA	89	2,241
Iberdrola SA	1,185	8,024
Inditex SA	645	18,501
Repsol SA	345	6,490
Telefonica SA	898	12,953
Zardoya Otis SA	145	1,614

		86,793

SWEDEN — 2.0%
Alfa Laval AB	174	3,296
Assa Abloy AB (Class B)	155	8,213
Atlas Copco AB (Class A)	644	17,967
Elekta AB (Class B)	187	1,904
Hennes & Mauritz AB (Class B)	627	26,079
ICA Gruppen AB	50	1,953
Industrivarden AB (Class C)	121	2,104
Investor AB (Class B)	142	5,164
Kinnevik Investment AB (Class B)	120	3,913
Nordea Bank AB	536	6,224
Sandvik AB	171	1,669
Skandinaviska Enskilda Banken AB (Class A)	260	3,306
Skanska AB (Class B)	248	5,319
Svenska Cellulosa AB (Class B)	87	1,877
Svenska Handelsbanken AB (Class A)	77	3,606
Swedbank AB (Class A)	146	3,646
Telefonaktiebolaget LM Ericsson (Class B)	358	4,315
TeliaSonera AB	981	6,316
Volvo AB (Class B)	234	2,532

		109,403

SWITZERLAND — 13.7%
ABB, Ltd. (a)	1,089	23,169

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Actelion, Ltd. (a)	58	$6,730
Adecco SA (a)	32	2,217
Barry Callebaut AG (a)	7	7,200
Cie Financiere Richemont SA	257	22,967
Credit Suisse Group AG (a)	293	7,395
EMS-Chemie Holding AG	13	5,282
Geberit AG	24	8,173
Givaudan SA (a)	19	34,285
Holcim, Ltd. (a)	31	2,226
Julius Baer Group, Ltd. (a)	422	19,455
Kuehne + Nagel International AG	151	20,561
Lindt & Spruengli AG	2	9,927
Nestle SA	1,869	137,215
Novartis AG	1,386	128,815
Partners Group Holding AG	38	11,071
Roche Holding AG	471	127,935
Schindler Holding AG (c)	27	3,913
Schindler Holding AG (c)	17	2,440
SGS SA	9	18,523
Sika AG	1	2,955
Sulzer AG	17	1,814
Swiss Life Holding AG (a)	11	2,617
Swiss Prime Site AG (a)	188	13,812
Swiss Re AG (a)	381	32,074
Swisscom AG	60	31,550
Syngenta AG	80	25,764
The Swatch Group AG (c)	15	6,706
The Swatch Group AG (c)	40	3,462
Transocean, Ltd.	137	2,531
UBS Group AG (a)	511	8,789
Zurich Insurance Group AG (a)	75	23,527

		755,100

UNITED KINGDOM — 25.7%
Aberdeen Asset Management PLC	632	4,259
Admiral Group PLC	237	4,885
Aggreko PLC	81	1,900
Amec Foster Wheeler PLC	167	2,221
Anglo American PLC	305	5,709
Associated British Foods PLC	200	9,833
AstraZeneca PLC	900	63,928
Aviva PLC	371	2,803
Babcock International Group PLC	552	9,106
BAE Systems PLC	2,319	17,067
Barclays PLC	4,596	17,450
BG Group PLC	1,656	22,335
BHP Billiton PLC	1,180	25,547
BP PLC	9,168	58,753
British American Tobacco PLC	1,402	76,512
BT Group PLC	1,689	10,574
Bunzl PLC	391	10,755
Burberry Group PLC	281	7,168
Capita PLC	577	9,726
Centrica PLC	7,682	33,419
Cobham PLC	687	3,470
Compass Group PLC	2,680	46,008
Croda International PLC	89	3,694
Diageo PLC	1,977	56,983
Direct Line Insurance Group PLC	1,854	8,421
easyJet PLC	96	2,501
Experian PLC	359	6,090
Fresnillo PLC	176	2,102
G4S PLC	732	3,172
GKN PLC	391	2,097
GlaxoSmithKline PLC	3,356	72,004
Glencore PLC (a)	2,175	10,133
Hargreaves Lansdown PLC	156	2,462
HSBC Holdings PLC	5,315	50,437
ICAP PLC	385	2,716
IMI PLC	183	3,604
Imperial Tobacco Group PLC	817	36,128
Inmarsat PLC	377	4,700
Intertek Group PLC	137	4,986
ITV PLC	2,331	7,822
J Sainsbury PLC	1,722	6,624
Johnson Matthey PLC	121	6,409
Kingfisher PLC	360	1,911
Land Securities Group PLC	248	4,474
Legal & General Group PLC	2,879	11,160
Lloyds Banking Group PLC (a)	5,105	6,035
London Stock Exchange Group PLC	120	4,156
Marks & Spencer Group PLC	1,471	10,982
Meggitt PLC	476	3,852
National Grid PLC	2,383	34,114
Next PLC	198	21,056
Old Mutual PLC	759	2,255
Pearson PLC	127	2,357
Petrofac, Ltd.	183	2,006
Prudential PLC	1,026	23,869
Randgold Resources, Ltd.	157	10,722
Reckitt Benckiser Group PLC	751	61,009
Reed Elsevier PLC	1,800	30,873
Rexam PLC	550	3,892
Rio Tinto PLC	780	36,486
Rolls-Royce Holdings PLC (a)	1,067	14,474
Royal Bank of Scotland Group PLC (a)	449	2,761
Royal Dutch Shell PLC (Class A)	661	22,195
Royal Dutch Shell PLC (Class B)	1,777	61,872
Royal Mail PLC	422	2,829
RSA Insurance Group PLC (a)	300	2,035
SABMiller PLC	426	22,325
Schroders PLC	70	2,932
Shire PLC	325	22,971
Sky PLC	1,566	21,952
Smith & Nephew PLC	1,129	20,913
Smiths Group PLC	257	4,400
Sports Direct International PLC (a)	203	2,251
SSE PLC	1,337	33,814
Standard Chartered PLC	736	11,051
Standard Life PLC	380	2,371
Tate & Lyle PLC	295	2,774
Tesco PLC	6,076	17,906
The Sage Group PLC	688	4,996
The Weir Group PLC	117	3,377
Tullow Oil PLC	175	1,129
Unilever PLC	1,319	54,049
United Utilities Group PLC	341	4,870
Vodafone Group PLC	10,258	35,612
Whitbread PLC	93	6,917
William Hill PLC	530	2,996
William Morrison Supermarkets PLC	703	2,019
Wolseley PLC	149	8,564

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

WPP PLC	670	$14,051

		1,418,128

TOTAL COMMON STOCKS —
(Cost $5,967,642)		5,487,691

RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a)	951	91
Repsol SA (expiring 1/8/15) (a)	345	191

TOTAL RIGHTS —
(Cost $293)		282

SHORT TERM INVESTMENT — 1.3%
UNITED STATES — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.07% (e)(f) (Cost $68,541)	68,541	68,541

TOTAL INVESTMENTS — 100.7%
(Cost $6,036,476)		5,556,514
OTHER ASSETS & LIABILITIES — (0.7)%		(37,924)

NET ASSETS — 100.0%		$5,518,590

(a)	Non-income producing security
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI EAFE Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	12.2%
Banks	10.0
Food Products	6.1
Oil, Gas & Consumable Fuels	5.1
Diversified Telecommunication Services	4.6
Insurance	4.0
Metals & Mining	3.4
Chemicals	3.3
Media	2.6
Electric Utilities	2.6
Beverages	2.5
Real Estate Investment Trusts	2.4
Tobacco	2.4
Hotels, Restaurants & Leisure	2.1
Food & Staples Retailing	2.1
Automobiles	2.0
Multi-Utilities	1.8
Textiles, Apparel & Luxury Goods	1.6
Household Products	1.6
Machinery	1.5
Wireless Telecommunication Services	1.5
Capital Markets	1.5
Specialty Retail	1.4
Software	1.4
Road & Rail	1.3
Health Care Equipment & Supplies	1.2
Trading Companies & Distributors	1.1
Aerospace & Defense	1.1
Health Care Providers & Services	1.0
Personal Products	0.9
Diversified Financial Services	0.9
Auto Components	0.9
Commercial Services & Supplies	0.9
Professional Services	0.8
Airlines	0.8
Real Estate Management & Development	0.7
Industrial Conglomerates	0.7
Gas Utilities	0.6
Biotechnology	0.6
Electrical Equipment	0.6
Multiline Retail	0.6
Building Products	0.6
Transportation Infrastructure	0.5
Marine	0.5
Technology Hardware, Storage & Peripherals	0.4
Construction & Engineering	0.4
Electronic Equipment, Instruments & Components	0.3
Air Freight & Logistics	0.3
IT Services	0.3
Energy Equipment & Services	0.2
Household Durables	0.2
Containers & Packaging	0.2
Internet Software & Services	0.2
Communications Equipment	0.2
Construction Materials	0.1
Leisure Products	0.1
Diversified Consumer Services	0.1
Semiconductors & Semiconductor Equipment	0.1
Water Utilities	0.1
Independent Power and Renewable Electricity Producers	0.1
Health Care Technology	0.1
Paper & Forest Products	0.0 ***
Short Term Investment	1.3
Other Assets & Liabilities	(0.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 7.2%
AES Tiete SA Preference Shares	1,100	$7,498
AMBEV SA ADR	9,717	60,440
Banco Bradesco SA	300	3,873
Banco Bradesco SA Preference Shares	1,000	13,189
Banco do Brasil SA	900	8,048
Banco do Estado do Rio Grande do Sul SA Preference Shares	300	1,637
BB Seguridade Participacoes SA	1,800	21,777
BM&FBovespa SA	600	2,223
BR Malls Participacoes SA	200	1,236
Bradespar SA Preference Shares	200	1,076
BRF — Brasil Foods SA ADR	199	4,647
CCR SA	1,200	6,957
Centrais Eletricas Brasileiras SA ADR	499	1,068
Centrais Eletricas Brasileiras SA ADR preferred shares	299	858
CETIP SA — Balcao Organizado de Ativos e Derivativos	400	4,845
Cia de Saneamento Basico do Estado de Sao Paulo ADR	199	1,252
Cia Paranaense de Energia, ADR	100	1,317
Cielo SA	2,404	37,685
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR	100	3,683
Companhia Energetica de Minas Gerais ADR	1,695	8,424
Companhia Energetica de Sao Paulo Preference Shares (Class B)	100	1,009
Companhia Siderurgica Nacional SA ADR	598	1,244
Cosan SA Industria e Comercio	100	1,085
CPFL Energia SA ADR	100	1,357
Cyrela Brazil Realty SA	200	832
EcoRodovias Infraestrutura e Logistica SA	1,800	7,218
Embraer SA, ADR	50	1,843
Estacio Participacoes SA	200	1,792
Fibria Celulose SA ADR (a)	199	2,414
Gerdau SA Preference Shares	600	2,162
Investimentos Itau SA Preference Shares	6,900	24,374
Itau Unibanco Holding SA Preference Shares ADR	1,206	15,690
JBS SA	600	2,528
Klabin SA	300	1,647
Kroton Educacional SA	400	2,332
Lojas Renner SA	200	5,754
M Dias Branco SA	100	3,423
Metalurgica Gerdau SA Preference Shares	400	1,700
Natura Cosmeticos SA	600	7,189
Oi SA, ADR (a)	209	668
Petroleo Brasileiro SA ADR	1,960	14,308
Petroleo Brasileiro SA Preference Shares ADR	2,660	20,163
Porto Seguro SA	200	2,287
Souza Cruz SA	1,800	13,083
Telefonica Brasil SA ADR	199	3,518
Tim Participacoes SA ADR	60	1,333
Totvs SA	800	10,533
Tractebel Energia SA	1,500	19,090
Transmissora Alianca de Energia Electrica SA	600	4,253
Ultrapar Participacoes SA ADR	499	9,516
Usinas Siderurgicas de Minas Gerais SA Preference Shares (a)	400	760
Vale SA ADR	1,197	9,792
Vale SA Preference Shares ADR	2,496	18,121
Via Varejo SA (a)	200	1,563

		406,314

CHILE — 2.0%
AES Gener SA	6,447	3,431
Aguas Andinas SA Class A	22,559	13,178
Banco de Chile ADR	359	24,750
Banco de Credito e Inversiones	154	7,562
Banco Santander Chile ADR	62	1,223
Cencosud SA ADR	238	1,830
Cia Cervecerias Unidas SA, ADR	203	3,766
Colbun SA	48,827	13,090
Corpbanca SA ADR	428	7,610
Empresa Nacional de Electricidad SA ADR	301	13,467
Empresas CMPC SA	723	1,817
Empresas COPEC SA	198	2,235
Enersis SA ADR	164	2,629
ENTEL Chile SA	240	2,399
Latam Airlines Group SA ADR (a)	130	1,557
SACI Falabella	460	3,087
Sociedad Quimica y Minera de Chile SA ADR	190	4,537
Vina Concha y Toro SA ADR	138	5,212

		113,380

CHINA — 13.9%
Agricultural Bank of China, Ltd. (Class H)	35,000	17,692
Air China, Ltd.	2,000	1,617
Aluminum Corp. of China, Ltd. (Class H) (a)	4,000	1,852
Anhui Conch Cement Co., Ltd. (Class H)	500	1,873
Anta Sports Products, Ltd.	2,000	3,533
Bank of China, Ltd. (Class H)	119,071	67,099
Bank of Communications Co., Ltd. (Class H)	13,000	12,137
BBMG Corp. (Class H)	2,500	2,092
Brilliance China Automotive Holdings, Ltd.	6,000	9,640
China Agri-Industries Holdings, Ltd.	4,000	1,651
China Cinda Asset Management Co., Ltd. (Class H) (a)	3,000	1,462
China CITIC Bank Corp., Ltd. (Class H)	13,000	10,427
China Coal Energy Co., Ltd. (Class H)	4,000	2,507
China Communications Construction Co., Ltd. (Class H)	6,000	7,219
China Communications Services Corp., Ltd. (Class H)	14,000	6,571
China Construction Bank Corp. (Class H)	87,394	71,787
China Everbright Bank Co., Ltd. (Class H)	16,000	8,707
China Life Insurance Co., Ltd. (Class H)	4,000	15,706
China Longyuan Power Group Corp. (Class H)	1,000	1,041
China Merchants Bank Co., Ltd. (Class H)	4,000	10,038
China Minsheng Banking Corp., Ltd. (Class H)	7,800	10,259
China National Building Material Co., Ltd. (Class H)	4,000	3,889

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

China Pacific Insurance Group Co., Ltd. (Class H)	1,600	$8,129
China Petroleum & Chemical Corp. (Class H)	36,395	29,332
China Railway Construction Corp., Ltd. (Class H)	3,000	3,822
China Railway Group, Ltd. (Class H)	6,000	4,936
China Shenhua Energy Co., Ltd. (Class H)	7,000	20,716
China Telecom Corp., Ltd. (Class H)	16,000	9,367
China Vanke Co., Ltd. (Class H) (a)	1,700	3,793
Chongqing Rural Commercial Bank Co., Ltd. (Class H)	3,000	1,869
Country Garden Holdings Co., Ltd.	4,266	1,705
Datang International Power Generation Co., Ltd. (Class H)	4,000	2,151
Dongfeng Motor Group Co., Ltd. (Class H)	6,000	8,495
Great Wall Motor Co., Ltd. (Class H)	2,500	14,217
Guangzhou Automobile Group Co., Ltd. (Class H)	2,000	1,821
Guangzhou R&F Properties Co., Ltd. (Class H)	1,200	1,469
Haitian International Holdings, Ltd.	1,000	2,110
Hengan International Group Co., Ltd.	2,874	30,038
Huaneng Power International, Inc. (Class H)	4,000	5,406
Industrial & Commercial Bank of China, Ltd. (Class H)	85,448	62,366
Inner Mongolia Yitai Coal Co., Ltd. (Class B)	5,000	7,160
Jiangsu Expressway Co., Ltd. (Class H)	12,000	14,329
Jiangxi Copper Co., Ltd. (Class H)	2,000	3,430
Kingsoft Corp., Ltd.	1,000	1,986
Longfor Properties Co., Ltd.	1,500	1,932
New China Life Insurance Co., Ltd. (Class H)	500	2,524
Nine Dragons Paper Holdings, Ltd.	2,000	1,754
People’s Insurance Co. Group of China, Ltd. (Class H)	4,000	1,872
PetroChina Co., Ltd. (Class H)	18,000	19,962
PICC Property & Casualty Co., Ltd. (Class H)	2,180	4,239
Ping An Insurance Group Co. of China, Ltd. (Class H)	500	5,100
Shanghai Electric Group Co., Ltd. (Class H)	4,000	2,130
Shanghai Pharmaceuticals Holding Co., Ltd. (Class H)	7,100	16,022
Shenzhou International Group Holdings, Ltd.	4,000	13,205
Sihuan Pharmaceutical Holdings Group, Ltd.	16,000	10,708
Sinopec Engineering Group Co., Ltd. (Class H)	4,500	3,041
Sinopec Shanghai Petrochemical Co., Ltd. (Class H)	6,000	1,756
Sinopharm Group Co., Ltd. (Class H)	800	2,832
Soho China, Ltd.	16,500	11,660
Tencent Holdings, Ltd.	6,918	100,360
Tingyi Cayman Islands Holding Corp.	6,000	13,710
Tsingtao Brewery Co., Ltd. (Class H)	2,000	13,566
Want Want China Holdings, Ltd.	14,000	18,450
Yanzhou Coal Mining Co., Ltd. (Class H)	2,000	1,694
Zhejiang Expressway Co., Ltd. (Class H)	14,000	16,266
Zhuzhou CSR Times Electric Co., Ltd. (Class H)	1,000	5,835
Zijin Mining Group Co., Ltd. (Class H)	6,000	1,702
ZTE Corp. (Class H)	1,200	2,606

		780,372

COLOMBIA — 1.1%
Almacenes Exito SA	263	3,232
Banco Davivienda SA Preference Shares	887	10,488
BanColombia SA ADR	47	2,250
Corp Financiera Colombiana SA (b)	252	4,237
Corp Financiera Colombiana SA (a)(b)	6	97
Ecopetrol SA ADR	771	13,200
Grupo Argos SA	612	5,279
Grupo Argos SA/Colombia Preference Shares	397	3,341
Grupo de Inversiones Suramericana SA	200	3,366
Grupo de Inversiones Suramericana SA Preference Shares	891	14,809

		60,299

CZECH REPUBLIC — 0.3%
CEZ AS	109	2,812
Komercni Banka AS	8	1,656
O2 Czech Republic AS	994	10,112

		14,580

EGYPT — 0.5%
Commercial International Bank Egypt SAE GDR	3,959	26,129
Telecom Egypt Co.	1,209	2,016

		28,145

GREECE — 0.2%
Alpha Bank AE (a)	1,782	1,009
FF Group (a)	76	2,428
Hellenic Telecommunications Organization SA (a)	152	1,674
National Bank of Greece SA (a)	609	1,083
OPAP SA	431	4,642
Piraeus Bank SA (a)	917	1,010
Public Power Corp. SA (a)	119	777

		12,623

HONG KONG — 8.3%
AAC Technologies Holdings, Inc.	2,500	13,395
Beijing Enterprises Holdings, Ltd.	2,000	15,681
Beijing Enterprises Water Group, Ltd. (a)	10,000	6,822
Belle International Holdings, Ltd.	9,000	10,120
China Gas Holdings, Ltd.	4,000	6,303
China Medical System Holdings, Ltd.	5,000	8,266
China Mengniu Dairy Co., Ltd.	3,000	12,379
China Mobile, Ltd.	12,497	145,841
China Overseas Land & Investment, Ltd.	8,000	23,779
China Pharmaceutical Group, Ltd.	4,000	3,528
China Resources Enterprise, Ltd.	2,000	4,188
China Resources Gas Group, Ltd.	8,000	20,787
China Resources Land, Ltd.	2,000	5,274
China Resources Power Holdings Co., Ltd.	4,000	10,316
China Taiping Insurance Holdings Co., Ltd. (a)	1,210	3,464
China Unicom (Hong Kong), Ltd.	4,000	5,364

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

CITIC, Ltd.	2,000	$3,410
CNOOC, Ltd.	13,000	17,501
COSCO Pacific, Ltd.	2,000	2,842
Evergrande Real Estate Group, Ltd.	6,000	2,429
Fosun International, Ltd.	1,000	1,310
GCL Poly Energy Holdings, Ltd. (a)	5,000	1,161
Geely Automobile Holdings, Ltd.	10,000	3,185
GOME Electrical Appliances Holding, Ltd.	9,000	1,323
Guangdong Investment, Ltd.	16,000	20,839
Haier Electronics Group Co., Ltd.	3,000	7,141
Hanergy Thin Film Power Group, Ltd. (a)	46,000	16,668
Kingboard Chemical Holdings, Ltd.	1,000	1,689
Kunlun Energy Co., Ltd.	4,000	3,781
Lenovo Group, Ltd.	24,915	32,771
New World China Land, Ltd.	2,000	1,186
Shimao Property Holdings, Ltd.	1,000	2,236
Sino Biopharmaceutical, Ltd.	16,000	14,505
Sino-Ocean Land Holdings, Ltd.	3,000	1,706
Sun Art Retail Group, Ltd.	26,332	26,180
Uni-President China Holdings, Ltd.	4,000	3,683
Yuexiu Property Co., Ltd.	8,000	1,537

		462,590

HUNGARY — 0.1%
MOL Hungarian Oil and Gas PLC	50	2,212
OTP Bank PLC	159	2,322
Richter Gedeon NyRt	79	1,071

		5,605

INDIA — 6.5%
Dr. Reddy’s Laboratories, Ltd. ADR	774	39,048
GAIL India Ltd, GDR	655	27,772
ICICI Bank, Ltd. ADR	1,334	15,408
Infosys, Ltd. ADR	3,183	100,137
Larsen & Toubro, Ltd. GDR	868	20,225
Mahindra & Mahindra, Ltd. GDR	1,351	26,547
Reliance Industries, Ltd. GDR (c)	1,055	29,751
State Bank of India GDR	618	30,498
Tata Motors, Ltd. ADR	611	25,833
Tata Steel, Ltd. GDR	1,845	11,439
Wipro, Ltd. ADR	3,296	37,311

		363,969

INDONESIA — 4.9%
Adaro Energy Tbk PT	13,500	1,134
Astra Agro Lestari Tbk PT	2,500	4,895
Astra International Tbk PT	35,400	21,223
Bank Central Asia Tbk PT	49,425	52,378
Bank Danamon Indonesia Tbk PT	17,000	6,211
Bank Mandiri Persero Tbk PT	25,900	22,533
Bank Negara Indonesia Persero Tbk PT	22,400	11,033
Bank Rakyat Indonesia Persero Tbk PT	23,400	22,011
Bumi Serpong Damai Tbk PT	13,000	1,895
Charoen Pokphand Indonesia Tbk PT	14,000	4,273
Gudang Garam Tbk PT	500	2,450
Indo Tambangraya Megah Tbk PT	1,000	1,241
Indocement Tunggal Prakarsa Tbk PT	3,500	7,065
Indofood CBP Sukses Makmur Tbk PT	2,000	2,115
Indofood Sukses Makmur Tbk PT	6,500	3,542
Jasa Marga Persero Tbk PT	20,900	11,897
Kalbe Farma Tbk PT	57,300	8,467
Media Nusantara Citra Tbk PT	9,000	1,846
Perusahaan Gas Negara Persero Tbk PT	27,900	13,516
Semen Indonesia Persero Tbk PT	6,000	7,848
Surya Citra Media Tbk PT	9,500	2,685
Tambang Batubara Bukit Asam Persero Tbk PT	1,500	1,514
Telekomunikasi Indonesia Persero Tbk PT	150,460	34,806
Unilever Indonesia Tbk PT	8,500	22,168
United Tractors Tbk PT	3,000	4,203

		272,949

MALAYSIA — 4.5%
AMMB Holdings Bhd	700	1,321
Astro Malaysia Holdings Bhd	1,500	1,300
Axiata Group Bhd	10,000	20,163
Berjaya Sports Toto Bhd	5,100	5,120
British American Tobacco Malaysia Bhd	300	5,586
CIMB Group Holdings Bhd	2,232	3,549
Digi.Com Bhd	5,900	10,411
Genting Bhd	800	2,029
Genting Malaysia Bhd	1,200	1,397
Hong Leong Bank Bhd	4,200	16,793
IHH Healthcare Bhd	16,900	23,297
IJM Corp. Bhd	700	1,315
IOI Corp. Bhd	6,100	8,374
IOI Properties Group Bhd	1,800	1,246
Kuala Lumpur Kepong Bhd	200	1,304
Malayan Banking Bhd	11,543	30,273
Maxis Bhd	13,300	26,056
MISC Bhd	800	1,652
Petronas Chemicals Group Bhd	8,200	12,781
Petronas Dagangan Bhd	700	3,427
Petronas Gas Bhd	2,900	18,380
PPB Group Bhd	300	1,227
Public Bank Bhd	6,160	32,240
RHB Capital Bhd	608	1,325
SapuraKencana Petroleum Bhd	1,100	730
Sime Darby Bhd	3,500	9,199
Telekom Malaysia Bhd	711	1,399
Tenaga Nasional Bhd	2,000	7,894
UMW Holdings Bhd	400	1,254
YTL Corp. Bhd	2,700	1,228

		252,270

MEXICO — 2.7%
Alfa SAB de CV (Class A) (a)	897	2,005
America Movil SAB de CV (Series L)	14,522	16,158
Arca Continental SAB de CV (a)	399	2,527
Cemex SAB de CV (a)	2,992	3,053
Coca-Cola FEMSA SAB de CV (Series L)	399	3,428
Compartamos SAB de CV (a)	1,994	4,011
El Puerto de Liverpool SAB de CV (a)	1,695	17,002
Fibra Uno Administracion SA de CV REIT	698	2,059
Fomento Economico Mexicano SAB de CV (a)	499	4,431
Genomma Lab Internacional SAB de CV (Class B) (a)	1,296	2,467
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	798	5,020
Grupo Aeroportuario del Sureste SAB de CV (Class B) (a)	299	3,956
Grupo Bimbo SAB de CV (a)	499	1,378
Grupo Carso SAB de CV	1,097	5,402

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Grupo Financiero Banorte SAB de CV	798	$4,396
Grupo Financiero Inbursa SAB de CV	3,989	10,306
Grupo Financiero Santander Mexico SAB de CV (Class B)	798	1,670
Grupo Mexico SAB de CV (Series B)	6,182	17,959
Grupo Televisa SAB (a)	499	3,405
Industrias Penoles SAB de CV	60	1,174
Kimberly-Clark de Mexico SAB de CV (Class A)	2,792	6,079
Mexichem SAB de CV (a)	399	1,213
OHL Mexico SAB de CV (a)	499	926
Promotora y Operadora de Infraestructura SAB de CV (a)	399	4,802
Wal-Mart de Mexico SAB de CV	13,371	28,774

		153,601

PERU — 0.8%
Compania de Minas Buenaventura SA ADR	399	3,814
Credicorp, Ltd.	192	30,755
Southern Copper Corp.	299	8,432

		43,001

PHILIPPINES — 1.8%
Aboitiz Equity Ventures, Inc.	1,170	1,378
Aboitiz Power Corp.	10,400	9,974
Bank of the Philippine Islands	7,850	16,496
BDO Unibank, Inc.	1,600	3,927
DMCI Holdings, Inc.	6,550	2,299
International Container Terminal Services, Inc.	3,120	8,021
JG Summit Holdings, Inc.	1,300	1,918
Jollibee Foods Corp.	2,400	11,535
Metropolitan Bank & Trust	2,870	5,325
Philippine Long Distance Telephone Co.	479	31,118
SM Investments Corp.	90	1,640
Universal Robina Corp.	1,370	6,003

		99,634

POLAND — 1.0%
Bank Pekao SA	54	2,717
Bank Zachodni WBK SA	52	5,490
Enea SA	283	1,211
Energa SA	235	1,524
Eurocash SA	168	1,797
Grupa Lotos SA (a)(b)	120	862
Grupa Lotos SA (a)(b)	50	379
KGHM Polska Miedz SA	145	4,443
LPP SA	2	4,074
mBank	9	1,262
Orange Polska SA	455	1,066
PGE Polska Grupa Energetyczna SA	498	2,648
Polski Koncern Naftowy Orlen SA	420	5,784
Polskie Gornictwo Naftowe i Gazownictwo SA	1,020	1,278
Powszechna Kasa Oszczednosci Bank Polski SA	405	4,077
Powszechny Zaklad Ubezpieczen SA	115	15,735
Tauron Polska Energia SA	1,272	1,808

		56,155

QATAR — 1.2%
Doha Bank QSC	284	4,446
Industries Qatar QSC	368	16,978
Masraf Al Rayan	109	1,323
Ooredoo QSC	134	4,560
Qatar Electricity & Water Co.	278	14,315
Qatar Islamic Bank SAQ	291	8,167
Qatar National Bank SAQ	176	10,290
The Commercial Bank of Qatar QSC	536	10,083

		70,162

RUSSIA — 3.6%
AK Transneft OAO (a)	4	8,321
Alrosa AO (a)	3,893	4,152
Gazprom OAO ADR	10,932	50,834
Lukoil OAO ADR	863	34,347
Magnit PJSC GDR	480	21,792
MegaFon OAO GDR	190	2,618
MMC Norilsk Nickel OJSC ADR	209	2,972
Mobile Telesystems OJSC ADR	1,097	7,877
Moscow Exchange MICEX-RTS OAO	1,989	1,972
NovaTek OAO GDR	156	12,230
Rosneft OAO OJSC GDR	2,224	7,806
Rostelecom OJSC ADR	130	1,182
RusHydro JSC ADR	1,147	1,069
Sberbank of Russia ADR	2,418	9,793
Sberbank Preference Shares (a)	1,003	631
Severstal PAO GDR	170	1,547
Sistema JSFC GDR	168	875
Surgutneftegas OAO ADR	838	3,560
Surgutneftegas OAO ADR Preference Shares	1,118	5,769
Tatneft OAO ADR	517	12,667
Uralkali PJSC GDR	90	1,061
VTB Bank OJSC GDR	3,051	7,017

		200,092

SOUTH AFRICA — 7.4%
African Bank Investments, Ltd. (d)	1,693	45
African Rainbow Minerals, Ltd.	195	2,006
AngloGold Ashanti, Ltd. (a)	239	2,101
Aspen Pharmacare Holdings, Ltd. (a)	162	5,685
Assore, Ltd.	69	893
Barclays Africa Group, Ltd.	160	2,517
Barloworld, Ltd.	145	1,200
Coronation Fund Managers, Ltd.	494	4,918
Discovery, Ltd.	1,036	9,976
Exxaro Resources, Ltd.	111	993
FirstRand, Ltd.	6,205	27,124
Gold Fields, Ltd.	507	2,292
Growthpoint Properties, Ltd. REIT	1,378	3,274
Impala Platinum Holdings, Ltd. (a)	206	1,349
Imperial Holdings, Ltd.	359	5,741
Investec, Ltd.	173	1,458
Kumba Iron Ore, Ltd.	154	3,193
Liberty Holdings, Ltd.	397	4,210
Life Healthcare Group Holdings, Ltd.	3,975	14,692
Massmart Holdings, Ltd.	220	2,716
Mediclinic International, Ltd.	195	1,697
MMI Holdings, Ltd.	590	1,530
Mr. Price Group, Ltd.	695	14,118
MTN Group, Ltd.	2,960	56,650
Naspers, Ltd. (Class N)	26	3,405
Nedbank Group, Ltd.	490	10,547
Netcare, Ltd.	1,602	5,255

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Pick n Pay Stores, Ltd.	979	$4,453
PPC, Ltd.	1,966	4,673
Rand Merchant Insurance Holdings, Ltd.	1,109	3,917
Redefine Properties, Ltd.	7,850	7,261
Remgro, Ltd.	111	2,437
RMB Holdings, Ltd.	1,345	7,480
Sanlam, Ltd.	3,274	19,810
Sappi, Ltd. (a)	439	1,601
Sasol, Ltd.	1,141	42,510
Shoprite Holdings, Ltd.	1,495	21,741
Standard Bank Group, Ltd.	2,280	28,277
Steinhoff International Holdings, Ltd.	702	3,604
The Bidvest Group, Ltd.	737	19,359
The Foschini Group, Ltd.	566	6,519
The Spar Group, Ltd.	835	11,647
Tiger Brands, Ltd.	401	12,758
Truworths International, Ltd.	1,480	9,887
Vodacom Group, Ltd.	1,474	16,364
Woolworths Holdings, Ltd.	171	1,140

		415,023

SOUTH KOREA — 14.4%
Amorepacific Corp. (a)	9	18,178
AMOREPACIFIC Group (a)	6	5,448
BS Financial Group, Inc. (a)	140	1,847
Cheil Worldwide, Inc. (a)	140	2,191
CJ CheilJedang Corp. (a)	17	4,740
CJ Corp. (a)	16	2,271
Coway Co., Ltd. (a)	90	6,894
Daelim Industrial Co., Ltd. (a)	24	1,437
Daewoo International Corp. (a)	50	1,431
Daewoo Securities Co., Ltd. (a)	180	1,610
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	80	1,357
DGB Financial Group, Inc. (a)	130	1,336
Dongbu Insurance Co., Ltd. (a)	341	17,063
Doosan Corp.	12	1,130
Doosan Heavy Industries & Construction Co., Ltd. (a)	60	1,291
Doosan Infracore Co., Ltd. (a)	120	1,061
E-Mart Co., Ltd. (a)	28	5,171
GS Engineering & Construction Corp. (a)	40	846
GS Holdings Corp. (a)	50	1,820
Halla Visteon Climate Control Corp. (a)	70	3,082
Hana Financial Group, Inc.	320	9,316
Hankook Tire Co., Ltd. (a)	40	1,918
Hanwha Chemical Corp. (a)	80	859
Hanwha Corp. (a)	90	2,559
Hanwha Life Insurance Co., Ltd. (a)	230	1,735
Hyosung Corp. (a)	25	1,556
Hyundai Department Store Co., Ltd. (a)	12	1,343
Hyundai Engineering & Construction Co., Ltd. (a)	48	1,838
Hyundai Glovis Co., Ltd. (a)	23	6,100
Hyundai Heavy Industries Co., Ltd. (a)	51	5,336
Hyundai Marine & Fire Insurance Co., Ltd. (a)	550	13,010
Hyundai Mobis Co., Ltd. (a)	131	28,127
Hyundai Motor Co, GDR (a)	98	5,655
Hyundai Motor Co. (a)	101	15,529
Hyundai Motor Co. Preference Shares (a)(b)	28	3,222
Hyundai Motor Co. Preference Shares (a)(b)	46	5,608
Hyundai Steel Co. (a)	58	3,351
Hyundai Wia Corp. (a)	41	6,565
Industrial Bank of Korea (a)	250	3,207
Kangwon Land, Inc. (a)	570	15,765
KB Financial Group, Inc. ADR (a)	434	14,157
KCC Corp.	3	1,419
KEPCO Plant Service & Engineering Co., Ltd. (a)	62	4,496
Kia Motors Corp. (a)	222	10,563
Korea Electric Power Corp. ADR (a)	598	11,577
Korea Gas Corp. (a)	40	1,803
Korea Investment Holdings Co., Ltd. (a)	40	1,765
Korea Zinc Co., Ltd. (a)	15	5,506
Korean Air Lines Co., Ltd. (a)	50	2,158
KT Corp. ADR (a)	957	13,513
KT&G Corp. (a)	517	35,795
LG Chem, Ltd. (a)	22	3,623
LG Chem, Ltd. Preference Shares (a)	10	1,283
LG Corp. (a)	55	3,062
LG Display Co., Ltd. ADR (a)	419	6,348
LG Electronics, Inc. (a)	84	4,517
LG Household & Health Care, Ltd. (a)	19	10,769
LG Uplus Corp. (a)	190	1,988
Lotte Chemical Corp. (a)	14	2,038
Lotte Shopping Co., Ltd. (a)	20	4,967
LS Corp. (a)	23	1,136
NAVER Corp. (a)	60	38,866
NCSoft Corp.	25	4,140
OCI Co., Ltd. (a)	9	644
Orion Corp. (a)	9	8,311
POSCO ADR	263	16,782
S-Oil Corp.	45	1,982
S1 Corp. (a)	162	10,494
Samsung C&T Corp. (a)	72	4,029
Samsung Card Co., Ltd. (a)	40	1,608
Samsung Electro-Mechanics Co., Ltd. (a)	55	2,737
Samsung Electronics Co., Ltd. GDR	319	192,995
Samsung Electronics Co., Ltd. GDR Preference Shares	81	38,062
Samsung Engineering Co., Ltd. (a)	18	621
Samsung Fire & Marine Insurance Co., Ltd. (a)	65	16,706
Samsung Heavy Industries Co., Ltd. (a)	140	2,541
Samsung Life Insurance Co., Ltd. (a)	138	14,627
Samsung SDI Co., Ltd. (a)	105	11,081
Samsung Securities Co., Ltd. (a)	40	1,621
Shinhan Financial Group Co., Ltd. ADR (a)	349	14,096
Shinsegae Co., Ltd. (a)	7	1,153
SK C&C Co., Ltd. (a)	46	8,935
SK Holdings Co., Ltd. (a)	74	11,008
SK Hynix, Inc. (a)	180	7,820
SK Innovation Co., Ltd. (a)	91	7,046
SK Networks Co., Ltd. (a)	180	1,464
SK Telecom Co., Ltd. ADR	691	18,664
Woori Bank (a)	440	4,003
Yuhan Corp. (a)	80	12,337

		809,659

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SPAIN — 0.0% (e)
Cemex Latam Holdings SA (a)	332	$2,235

TAIWAN — 13.4%
Acer, Inc. (a)	3,000	2,027
Advanced Semiconductor Engineering, Inc.	4,000	4,822
Advantech Co., Ltd.	2,867	21,274
Asia Cement Corp.	10,200	12,588
Asustek Computer, Inc.	2,000	21,929
AU Optronics Corp.	9,000	4,614
Cathay Financial Holding Co., Ltd.	2,100	3,120
Chang Hwa Commercial Bank, Ltd.	3,060	1,757
Cheng Shin Rubber Industry Co., Ltd.	1,000	2,354
Chicony Electronics Co., Ltd.	4,020	11,258
China Airlines, Ltd. (a)	20,000	9,177
China Development Financial Holding Corp.	8,000	2,557
China Life Insurance Co., Ltd.	2,200	1,831
China Steel Corp.	22,440	18,675
Chunghwa Telecom Co., Ltd.	10,540	31,351
Compal Electronics, Inc.	6,000	4,215
CTBC Financial Holding Co., Ltd.	7,258	4,720
Delta Electronics, Inc.	4,000	23,859
E.Sun Financial Holding Co., Ltd.	3,267	2,031
Eva Airways Corp. (a)	4,000	2,804
Far Eastern New Century Corp.	2,040	2,027
Far EasTone Telecommunications Co., Ltd.	12,449	28,757
First Financial Holding Co., Ltd	16,050	9,472
Formosa Chemicals & Fibre Corp.	2,000	4,234
Formosa Petrochemical Corp.	4,000	8,696
Formosa Plastics Corp.	4,000	9,151
Formosa Taffeta Co., Ltd.	5,000	4,968
Foxconn Technology Co., Ltd.	4,763	12,856
Fubon Financial Holding Co., Ltd.	2,000	3,209
Giant Manufacturing Co., Ltd.	1,000	8,892
Hon Hai Precision Industry Co., Ltd.	8,960	24,922
HTC Corp. (a)	3,000	13,480
Hua Nan Financial Holdings Co., Ltd.	25,750	14,463
Innolux Corp.	10,751	5,239
Inventec Corp.	2,000	1,351
Kinsus Interconnect Technology Corp.	2,000	6,677
Lite-On Technology Corp.	13,065	15,049
MediaTek, Inc.	2,877	42,060
Mega Financial Holding Co., Ltd.	6,000	4,642
Nan Ya Plastics Corp.	1,000	2,073
Novatek Microelectronics Corp.	1,000	5,632
Pegatron Corp.	2,000	4,620
Pou Chen Corp.	2,000	2,433
Powertech Technology, Inc. (a)	1,000	1,715
President Chain Store Corp.	3,000	23,210
Quanta Computer, Inc.	2,000	5,012
Radiant Opto-Electronics Corp.	1,000	3,212
Ruentex Industries, Ltd.	1,000	2,111
ScinoPharm Taiwan, Ltd.	2,080	3,686
Shin Kong Financial Holding Co., Ltd.	5,271	1,503
Siliconware Precision Industries Co., Ltd.	1,000	1,517
Simplo Technology Co., Ltd.	1,000	4,984
SinoPac Financial Holdings Co., Ltd.	4,556	1,874
Standard Foods Corp.	1,090	2,414
Synnex Technology International Corp.	6,000	8,753
Taishin Financial Holding Co., Ltd.	5,496	2,270
Taiwan Business Bank (a)	5,200	1,512
Taiwan Cement Corp.	6,000	8,240
Taiwan Cooperative Financial Holding Co., Ltd.	43,050	22,205
Taiwan Mobile Co., Ltd.	10,542	34,860
Taiwan Semiconductor Manufacturing Co., Ltd.	37,495	167,293
Teco Electric & Machinery Co., Ltd.	1,000	954
Transcend Information, Inc.	2,000	6,246
U-Ming Marine Transport Corp.	5,000	7,895
Uni-President Enterprises Corp.	2,120	3,368
Unimicron Technology Corp.	2,000	1,528
United Microelectronics Corp.	12,000	5,601
Walsin Lihwa Corp. (a)	5,000	1,576
Wistron Corp.	4,080	3,705
WPG Holdings, Ltd.	1,000	1,166
Yuanta Financial Holding Co., Ltd.	4,100	1,998

		752,274

THAILAND — 1.9%
Advanced Info Service PCL	3,200	24,413
Bangkok Bank PCL NVDR	2,300	13,562
Bangkok Dusit Medical Services PCL	12,400	6,483
Banpu PCL	1,600	1,211
BEC World PCL	2,300	3,565
Bumrungrad Hospital PCL	600	2,571
Charoen Pokphand Foods PCL	1,700	1,408
CP ALL PCL	6,900	8,913
Home Product Center PCL	7,087	1,777
IRPC PCL	13,500	1,256
Kasikornbank PCL NVDR	1,600	11,137
Krung Thai Bank PCL	2,700	1,863
PTT Exploration & Production PCL	1,400	4,766
PTT Global Chemical PCL	1,100	1,714
PTT PCL	1,500	14,772
Thai Oil PCL	1,000	1,277
The Siam Cement PCL NVDR	100	1,362
The Siam Commercial Bank PCL	700	3,872

		105,922

TURKEY — 1.0%
Akbank TAS	1,116	4,134
Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	119	1,156
BIM Birlesik Magazalar AS	492	10,523
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,127	1,335
Eregli Demir ve Celik Fabrikalari TAS	1,011	1,929
Ford Otomotiv Sanayi AS	139	1,935
Haci Omer Sabanci Holding AS	479	2,080
KOC Holding AS	498	2,641
Tupras-Turkiye Petrol Rafinerileri AS	98	2,318
Turk Hava Yollari (a)	452	1,862
Turkcell Iletisim Hizmetleri AS (a)	1,605	9,818
Turkiye Garanti Bankasi AS	1,411	5,686
Turkiye Halk Bankasi AS	479	2,848
Turkiye Is Bankasi (Class C)	1,295	3,734
Turkiye Vakiflar Bankasi Tao (Class D)	709	1,480
Yapi ve Kredi Bankasi AS	708	1,481

		54,960

UNITED ARAB EMIRATES — 1.1%
Aldar Properties PJSC	4,872	3,515
DP World, Ltd.	718	15,078

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Dubai Financial Market	3,283	$1,797
Dubai Islamic Bank PJSC	1,556	2,923
Emaar Properties PJSC	1,943	3,840
First Gulf Bank PJSC	3,063	14,177
National Bank of Abu Dhabi PJSC	4,700	17,914

		59,244

TOTAL COMMON STOCKS —
(Cost $5,941,960)		5,595,058

RIGHTS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
DGB Financial Group, Inc. (expiring 1/13/15) (a) (Cost $0)	27	28

SHORT TERM INVESTMENT — 1.5%
UNITED STATES — 1.5%
MONEY MARKET FUND — 1.5%
State Street Institutional Liquid Reserves Fund 0.07% (f)(g) (Cost $81,920)	81,920	81,920

TOTAL INVESTMENTS — 101.3%
(Cost $6,023,880)		5,677,006
OTHER ASSETS & LIABILITIES — (1.3)%		(71,728)

NET ASSETS — 100.0%		$5,605,278

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR MSCI Emerging Markets Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Banks	19.0%
Wireless Telecommunication Services	8.3
Oil, Gas & Consumable Fuels	7.7
Technology Hardware, Storage & Peripherals	6.9
Semiconductors & Semiconductor Equipment	4.8
Insurance	3.7
IT Services	3.4
Food & Staples Retailing	3.4
Automobiles	3.0
Metals & Mining	2.6
Internet Software & Services	2.5
Diversified Telecommunication Services	2.3
Food Products	2.3
Pharmaceuticals	2.0
Electronic Equipment, Instruments & Components	1.9
Industrial Conglomerates	1.8
Transportation Infrastructure	1.8
Beverages	1.7
Gas Utilities	1.6
Independent Power and Renewable Electricity Producers	1.4
Health Care Providers & Services	1.4
Diversified Financial Services	1.1
Construction Materials	1.1
Real Estate Management & Development	1.0
Personal Products	1.0
Tobacco	1.0
Electric Utilities	1.0
Chemicals	0.8
Construction & Engineering	0.8
Water Utilities	0.7
Auto Components	0.7
Hotels, Restaurants & Leisure	0.7
Textiles, Apparel & Luxury Goods	0.7
Household Products	0.7
Specialty Retail	0.7
Multiline Retail	0.6
Household Durables	0.4
Media	0.4
Airlines	0.3
Software	0.3
Machinery	0.3
Commercial Services & Supplies	0.3
Capital Markets	0.2
Multi-Utilities	0.2
Real Estate Investment Trusts	0.2
Leisure Products	0.2
Electrical Equipment	0.1
Marine	0.1
Trading Companies & Distributors	0.1
Paper & Forest Products	0.1
Air Freight & Logistics	0.1
Distributors	0.1
Consumer Finance	0.1
Diversified Consumer Services	0.1
Communications Equipment	0.1
Aerospace & Defense	0.0	***
Containers & Packaging	0.0	***
Building Products	0.0	***
Energy Equipment & Services	0.0	***
Short Term Investment	1.5
Other Assets & Liabilities	(1.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for African Bank Investments, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 1.6%
AGL Energy, Ltd.	86	$940
Amcor, Ltd.	296	3,290
AMP, Ltd.	223	1,004
Aurizon Holdings, Ltd.	235	889
Australia & New Zealand Banking Group, Ltd.	186	4,885
BHP Billiton, Ltd.	192	4,615
Brambles, Ltd.	412	3,584
Cochlear, Ltd.	19	1,208
Commonwealth Bank of Australia	87	6,098
CSL, Ltd.	193	13,690
Flight Centre Travel Group, Ltd.	24	641
Fortescue Metals Group, Ltd.	264	592
Insurance Australia Group, Ltd.	203	1,038
Lend Lease Group	84	1,127
Macquarie Group, Ltd.	20	954
National Australia Bank, Ltd.	168	4,619
Newcrest Mining, Ltd. (a)	109	971
Orica, Ltd.	58	899
Origin Energy, Ltd.	78	745
QBE Insurance Group, Ltd.	110	1,009
REA Group, Ltd.	27	1,002
Rio Tinto, Ltd.	32	1,519
Santos, Ltd.	77	520
Scentre Group (a)	471	1,349
Seek, Ltd.	73	1,032
Suncorp Group, Ltd.	84	967
Telstra Corp., Ltd.	2,662	13,005
Transurban Group	768	5,393
Wesfarmers, Ltd.	62	2,113
Westfield Corp.	106	782
Westpac Banking Corp.	201	5,454
Woodside Petroleum, Ltd.	32	995
Woolworths, Ltd.	333	8,361

		95,290

AUSTRIA — 0.0% (b)
Erste Group Bank AG	33	768
OMV AG	30	799
Raiffeisen Bank International AG	32	485
Voestalpine AG	23	913

		2,965

BELGIUM — 0.2%
Ageas	26	928
Anheuser-Busch InBev NV	29	3,294
Belgacom SA	72	2,622
Colruyt SA	21	978
Delhaize Group	15	1,097
Groupe Bruxelles Lambert SA	10	856
KBC Groep NV (a)	19	1,069
Solvay SA	7	952
Umicore SA	21	846

		12,642

BRITISH VIRGIN ISLANDS — 0.1%
Michael Kors Holdings, Ltd. (a)	68	5,107

CANADA — 4.8%
Agnico-Eagle Mines, Ltd.	186	4,644
Agrium, Inc.	12	1,140
Alimentation Couche-Tard, Inc. (Class B)	96	4,036
Bank of Montreal	136	9,649
Barrick Gold Corp.	257	2,778
BCE, Inc.	358	16,468
Bombardier, Inc. (Class B)	295	1,057
Brookfield Asset Management, Inc. (Class A)	33	1,659
Canadian Imperial Bank of Commerce	81	6,982
Canadian National Railway Co.	190	13,126
Canadian Natural Resources, Ltd.	62	1,923
Canadian Oil Sands, Ltd.	120	1,080
Canadian Pacific Railway, Ltd.	7	1,352
Canadian Tire Corp., Ltd. (Class A)	11	1,166
Catamaran Corp. (a)	23	1,194
Cenovus Energy, Inc.	42	869
CI Financial Corp.	40	1,115
Crescent Point Energy Corp.	25	581
Dollarama, Inc.	180	9,231
Eldorado Gold Corp.	467	2,855
Enbridge, Inc.	451	23,262
Encana Corp.	45	628
Fairfax Financial Holdings, Ltd.	12	6,307
First Capital Realty, Inc.	121	1,949
First Quantum Minerals, Ltd.	52	741
Franco-Nevada Corp.	241	11,904
Gildan Activewear, Inc.	26	1,475
Goldcorp, Inc.	910	16,900
Great-West Lifeco, Inc.	37	1,073
Husky Energy, Inc.	32	760
Imperial Oil, Ltd.	21	907
Intact Financial Corp.	167	12,090
Loblaw Cos., Ltd.	26	1,396
Magna International, Inc.	16	1,739
Manulife Financial Corp.	101	1,934
Metro, Inc., (Class A)	25	2,014
National Bank of Canada	188	8,025
Onex Corp.	18	1,048
Pacific Rubiales Energy Corp.	57	354
Pembina Pipeline Corp.	8	292
Penn West Petroleum, Ltd.	118	248
Potash Corp. of Saskatchewan, Inc.	208	7,375
Power Corp. of Canada	39	1,069
Power Financial Corp.	33	1,031
Restaurant Brands International, Inc. (a)	89	3,479
RioCan REIT	148	3,377
Rogers Communications, Inc. (Class B)	141	5,499
Royal Bank of Canada	158	10,946
Saputo, Inc.	56	1,688
Shaw Communications, Inc. (Class B)	363	9,825
Silver Wheaton Corp.	453	9,242
Sun Life Financial, Inc.	32	1,158
Suncor Energy, Inc.	107	3,409
Talisman Energy, Inc.	97	762
Teck Resources, Ltd. (Class B)	67	919
TELUS Corp.	258	9,331
The Bank of Nova Scotia	294	16,832
The Toronto-Dominion Bank	293	14,042
Thomson Reuters Corp.	150	6,070
TransCanada Corp.	194	9,564
Yamana Gold, Inc.	252	1,020

		294,589

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

DENMARK — 0.8%
AP Moeller — Maersk A/S (Class A)	1	$1,942
AP Moeller — Maersk A/S (Class B)	1	2,010
Carlsberg A/S (Class B)	10	778
Coloplast A/S (Class B)	62	5,229
Danske Bank A/S	52	1,415
Novo Nordisk A/S (Class B)	684	28,933
Novozymes A/S (Class B)	93	3,926
Pandora A/S	34	2,787
TDC A/S	173	1,328
Tryg A/S	12	1,344

		49,692

FINLAND — 0.2%
Fortum Oyj	59	1,283
Kone Oyj (Class B)	100	4,577
Nokia Oyj	129	1,024
Orion Oyj (Class B)	35	1,091
Sampo Oyj (Class A)	24	1,127
Stora Enso Oyj	103	927
UPM-Kymmene Oyj	59	972
Wartsila Oyj Abp	36	1,616

		12,617

FRANCE — 1.9%
Aeroports de Paris	25	3,033
Air Liquide SA	15	1,867
Alcatel-Lucent (a)	267	960
Alstom SA (a)	27	878
Arkema SA	11	733
AXA SA	261	6,065
BNP Paribas SA	145	8,643
Bouygues SA	27	980
Bureau Veritas SA	56	1,241
Cap Gemini SA	14	1,008
Carrefour SA	61	1,867
Casino Guichard-Perrachon SA	8	740
Christian Dior SA	5	865
CNP Assurances	48	855
Compagnie de Saint-Gobain	38	1,620
Compagnie Generale des Etablissements Michelin	17	1,548
Credit Agricole SA	124	1,615
Danone SA	26	1,713
Dassault Systemes	76	4,648
EDF SA	27	746
Essilor International SA	15	1,682
GDF Suez	160	3,762
Iliad SA	32	7,694
Kering	5	965
L’Oreal SA	8	1,348
Lafarge SA	12	843
Lagardere SCA	30	784
Legrand SA	16	843
LVMH Moet Hennessy Louis Vuitton SA	12	1,920
Natixis SA	158	1,049
Orange SA	213	3,647
Pernod Ricard SA	10	1,116
Peugeot SA (a)	81	1,002
Publicis Groupe SA	44	3,175
Renault SA	25	1,831
Rexel SA	42	755
Safran SA	16	992
Sanofi	63	5,768
Schneider Electric SE	26	1,907
SCOR SE	29	884
Societe BIC SA	8	1,063
Societe Generale SA	98	4,149
Sodexo SA	10	983
Suez Environnement Co.	51	891
Technip SA	11	658
Total SA	253	13,017
Unibail-Rodamco SE	5	1,288
Valeo SA	8	1,003
Vallourec SA	19	523
Veolia Environnement SA	61	1,089
Vinci SA	37	2,038
Vivendi SA (a)	119	2,979

		113,273

GERMANY — 2.2%
adidas AG	11	767
Allianz SE	45	7,479
BASF SE	77	6,511
Bayer AG	29	3,965
Bayerische Motoren Werke AG	31	3,367
Bayerische Motoren Werke AG Preference Shares	11	903
Beiersdorf AG	22	1,795
Brenntag AG	18	1,013
Celesio AG	68	2,199
Commerzbank AG (a)	145	1,926
Continental AG	6	1,275
Daimler AG	94	7,845
Deutsche Bank AG	252	7,619
Deutsche Boerse AG	15	1,075
Deutsche Lufthansa AG	41	686
Deutsche Post AG	68	2,225
Deutsche Telekom AG	283	4,537
E.ON SE	398	6,836
Fresenius Medical Care AG & Co. KGaA	125	9,355
Fresenius SE & Co. KGaA	21	1,097
Fuchs Petrolub SE Preference Shares	22	886
Hannover Rueck SE	12	1,089
HeidelbergCement AG	12	854
Henkel AG & Co. KGaA	10	973
Henkel AG & Co. KGaA Preference Shares	9	974
Hugo Boss AG	10	1,231
Infineon Technologies AG	94	1,006
K+S AG	29	804
Kabel Deutschland Holding AG (a)	27	3,672
Lanxess AG	15	698
Linde AG	10	1,866
MAN SE	45	5,018
Merck KGaA	12	1,139
Metro AG (a)	30	919
Muenchener Rueckversicherungs- Gesellschaft AG	21	4,212
Porsche Automobil Holding SE Preference Shares	25	2,032
RWE AG	91	2,824
SAP SE	223	15,721
Siemens AG	51	5,785
Telefonica Deutschland Holding AG (a)	324	1,730

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

ThyssenKrupp AG (a)	37	$952
TUI AG (a)	59	956
United Internet AG	30	1,361
Volkswagen AG	5	1,090
Volkswagen AG Preference Shares	29	6,480

		136,747

HONG KONG — 1.9%
AIA Group, Ltd.	400	2,226
Bank of East Asia, Ltd.	202	814
BOC Hong Kong Holdings, Ltd.	1,000	3,346
Cheung Kong Infrastructure Holdings, Ltd.	1,000	7,402
CLP Holdings, Ltd.	2,000	17,344
Galaxy Entertainment Group, Ltd.	1,000	5,629
Hang Seng Bank, Ltd.	1,200	19,993
HKT Trust/HKT, Ltd.	3,540	4,610
Hong Kong Exchanges and Clearing, Ltd.	300	6,642
MTR Corp., Ltd.	2,000	8,201
New World Development Co., Ltd.	1,000	1,150
Noble Group, Ltd.	1,000	860
Power Assets Holdings, Ltd.	1,000	9,704
Sands China, Ltd.	800	3,936
SJM Holdings, Ltd.	1,000	1,594
The Link REIT	3,000	18,782
Wynn Macau, Ltd.	400	1,127

		113,360

IRELAND — 0.9%
Accenture PLC (Class A)	284	25,364
Actavis PLC (a)	8	2,059
Bank of Ireland (a)	2,748	1,041
Covidien PLC	20	2,046
CRH PLC	44	1,059
Eaton Corp. PLC	24	1,631
James Hardie Industries PLC	109	1,177
Kerry Group PLC (Class A)	106	7,320
Pentair PLC	14	930
Perrigo Co. PLC	25	4,179
Ryanair Holdings PLC (a)	228	2,705
Seagate Technology PLC	24	1,596
Tyco International PLC	24	1,053
Weatherford International PLC (a)	48	550
Willis Group Holdings PLC	32	1,434

		54,144

ISRAEL — 0.3%
Bank Hapoalim BM	308	1,456
Bank Leumi Le-Israel BM (a)	418	1,437
Israel Chemicals, Ltd.	122	887
Mizrahi Tefahot Bank, Ltd. (a)	89	936
NICE Systems, Ltd.	74	3,748
Teva Pharmaceutical Industries, Ltd.	188	10,725

		19,189

ITALY — 0.4%
Assicurazioni Generali SpA	123	2,530
Atlantia SpA	38	889
Banca Monte dei Paschi di Siena SpA (a)	1,318	750
Banco Popolare SC (a)	61	743
Enel SpA	939	4,200
ENI SpA	310	5,443
Intesa Sanpaolo SpA	1,159	3,397
Saipem SpA (a)	40	424
Snam SpA	185	918
Telecom Italia SpA (a)(c)	1,742	1,859
Telecom Italia SpA (c)	1,354	1,136
UBI Banca SCpA	129	930
UniCredit SpA	383	2,472

		25,691

JAPAN — 8.3%
Aeon Co., Ltd.	100	1,012
ANA Holdings, Inc.	2,000	4,993
Aozora Bank, Ltd.	1,000	3,119
Astellas Pharma, Inc.	400	5,627
Benesse Holdings, Inc.	100	2,990
Bridgestone Corp.	100	3,502
Calbee, Inc.	100	3,482
Canon, Inc.	400	12,813
Chubu Electric Power Co., Inc. (a)	100	1,183
Chugai Pharmaceutical Co., Ltd.	200	4,944
Daiichi Sankyo Co., Ltd.	100	1,408
East Japan Railway Co.	100	7,609
Eisai Co., Ltd.	300	11,690
FamilyMart Co., Ltd.	100	3,795
Fuji Heavy Industries, Ltd.	200	7,173
FUJIFILM Holdings Corp.	100	3,087
Hisamitsu Pharmaceutical Co., Inc.	100	3,161
Hitachi, Ltd.	1,000	7,512
Honda Motor Co., Ltd.	200	5,882
Idemitsu Kosan Co., Ltd.	100	1,666
Inpex Corp.	100	1,122
Isetan Mitsukoshi Holdings, Ltd.	100	1,256
ITOCHU Corp.	300	3,233
Japan Airlines Co., Ltd.	200	6,005
Japan Prime Realty Investment Corp.	1	3,486
Japan Real Estate Investment Corp.	1	4,838
Japan Retail Fund Investment Corp.	3	6,356
Japan Tobacco, Inc.	300	8,327
JFE Holdings, Inc.	100	2,249
JX Holdings, Inc.	700	2,743
Kakaku.com, Inc.	200	2,904
KDDI Corp.	100	6,370
Keio Corp.	1,000	7,281
Kirin Holdings Co., Ltd.	100	1,249
Kobe Steel, Ltd.	1,000	1,743
Komatsu, Ltd.	100	2,239
Kyushu Electric Power Co., Inc. (a)	100	1,009
Lawson, Inc.	100	6,080
M3, Inc.	300	5,062
Marubeni Corp.	1,000	6,044
McDonald’s Holdings Co. (Japan), Ltd.	100	2,194
Miraca Holdings, Inc.	100	4,345
Mitsubishi Chemical Holdings Corp.	300	1,473
Mitsubishi Corp.	300	5,547
Mitsubishi Motors Corp.	100	926
Mitsubishi Tanabe Pharma Corp.	300	4,429
Mitsubishi UFJ Financial Group, Inc.	2,000	11,085
Mitsui & Co., Ltd.	300	4,057
Mizuho Financial Group, Inc.	3,200	5,405
MS&AD Insurance Group Holdings, Inc.	100	2,403
Nagoya Railroad Co., Ltd.	1,000	3,745
Nikon Corp.	100	1,338
Nippon Building Fund, Inc.	1	5,038
Nippon Prologis REIT, Inc.	2	4,347

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Nippon Steel & Sumitomo Metal Corp.	1,000	$2,510
Nippon Telegraph & Telephone Corp.	200	10,361
Nissan Motor Co., Ltd.	400	3,526
Nissin Foods Holding Co., Ltd.	100	4,813
Nitori Holding Co., Ltd.	100	5,405
Nomura Holdings, Inc.	200	1,151
Nomura Research Institute, Ltd.	100	3,090
NTT DoCoMo, Inc.	1,368	20,173
Oracle Corp.	100	4,091
Oriental Land Co., Ltd.	98	22,682
ORIX Corp.	100	1,271
Osaka Gas Co., Ltd.	1,000	3,762
Otsuka Corp.	100	3,186
Otsuka Holdings Co., Ltd.	400	12,067
Panasonic Corp.	200	2,380
Park24 Co., Ltd.	100	1,479
Resona Holdings, Inc.	400	2,041
Ricoh Co., Ltd.	100	1,025
Santen Pharmaceutical Co., Ltd.	100	5,396
Secom Co., Ltd.	200	11,585
Sekisui House, Ltd.	100	1,324
Seven & i Holdings Co., Ltd.	100	3,635
Shimamura Co., Ltd.	100	8,674
Showa Shell Sekiyu K.K.	200	1,987
Sony Corp.	200	4,124
Sumitomo Corp.	200	2,072
Sumitomo Electric Industries, Ltd.	100	1,262
Sumitomo Mitsui Financial Group, Inc.	200	7,298
Sumitomo Mitsui Trust Holdings, Inc.	1,000	3,863
Suntory Beverage & Food, Ltd.	200	6,956
Suzuken Co., Ltd.	100	2,786
T&D Holdings, Inc.	100	1,216
Takeda Pharmaceutical Co., Ltd.	489	20,379
The Bank of Yokohama, Ltd.	1,000	5,482
The Chugoku Bank, Ltd.	200	2,752
The Chugoku Electric Power Co., Inc.	100	1,318
The Dai-ichi Life Insurance Co., Ltd.	100	1,536
The Kansai Electric Power Co., Inc. (a)	100	957
The Tokyo Electric Power Co., Inc. (a)	300	1,231
Tobu Railway Co., Ltd.	2,000	8,641
Toho Co., Ltd.	100	2,283
Tohoku Electric Power Co., Inc.	100	1,173
Tokio Marine Holdings, Inc.	100	3,281
TonenGeneral Sekiyu K.K.	1,000	8,582
Toshiba Corp.	1,000	4,274
Toyota Motor Corp.	200	12,608
Unicharm Corp.	100	2,429
United Urban Investment Corp.	3	4,727
USS Co., Ltd.	300	4,657
West Japan Railway Co.	200	9,528
Yahoo! Japan Corp.	400	1,451
Yamada Denki Co., Ltd.	300	1,016
Yamato Holdings Co., Ltd.	400	7,989

		506,061

LUXEMBOURG — 0.2%
Altice SA (a)	95	7,502
ArcelorMittal	144	1,584
RTL Group SA	12	1,149
Subsea 7 SA	54	551
Tenaris SA	46	693

		11,479

NETHERLANDS — 1.0%
Aegon NV	268	2,030
Airbus Group NV	33	1,651
Akzo Nobel NV	15	1,046
ASML Holding NV	12	1,300
Chicago Bridge & Iron Co. NV	25	1,049
CNH Industrial NV	94	762
Core Laboratories NV	11	1,324
Fiat Chrysler Automobiles NV (a)	262	3,044
Heineken Holding NV	16	1,005
Heineken NV	16	1,141
ING Groep NV (a)	434	5,687
Koninklijke Ahold NV	90	1,607
Koninklijke DSM NV	14	858
Koninklijke KPN NV	337	1,072
Koninklijke Philips NV	56	1,636
LyondellBasell Industries NV (Class A)	146	11,591
Randstad Holding NV	18	873
Reed Elsevier NV	223	5,354
Unilever NV	469	18,524

		61,554

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,039	3,435
Ryman Healthcare, Ltd.	147	979

		4,414

NORWAY — 0.1%
DnB ASA	94	1,388
Norsk Hydro ASA	195	1,104
Seadrill, Ltd.	27	311
Statoil ASA	118	2,065
Telenor ASA	45	909
Yara International ASA	23	1,024

		6,801

PORTUGAL — 0.0% (b)
EDP — Energias de Portugal SA	228	888
Galp Energia SGPS SA	60	612
Jeronimo Martins SGPS SA	72	726

		2,226

SINGAPORE — 0.9%
ComfortDelGro Corp., Ltd.	3,000	5,886
Flextronics International, Ltd. (a)	104	1,163
Oversea-Chinese Banking Corp., Ltd.	966	7,626
Singapore Airlines, Ltd.	1,000	8,754
Singapore Press Holdings, Ltd.	2,000	6,354
Singapore Telecommunications, Ltd.	6,842	20,137
StarHub, Ltd.	1,000	3,132

		53,052

SPAIN — 0.7%
ACS, Actividades de Construccion y Servicios SA	26	912
Banco Bilbao Vizcaya Argentaria SA	441	4,191
Banco de Sabadell SA	314	838
Banco Popular Espanol SA	154	775
Banco Santander SA	1,074	9,091
CaixaBank SA	180	951
Ferrovial SA	49	977

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Gas Natural SDG SA	35	$881
Iberdrola SA	555	3,759
Inditex SA	295	8,462
International Consolidated Airlines Group SA (a)	161	1,206
Repsol SA	109	2,050
Telefonica SA	422	6,087
Zardoya Otis SA	62	690

		40,870

SWEDEN — 0.8%
Alfa Laval AB	76	1,440
Assa Abloy AB (Class B)	20	1,060
Atlas Copco AB (Class A)	181	5,050
Atlas Copco AB (Class B)	106	2,720
Autoliv, Inc.	10	1,061
Boliden AB	74	1,186
Electrolux AB (Series B)	42	1,228
Elekta AB (Class B)	80	814
Hennes & Mauritz AB (Class B)	299	12,436
Investor AB (Class B)	67	2,437
Kinnevik Investment AB (Class B)	25	815
Nordea Bank AB	254	2,949
Sandvik AB	70	683
Skandinaviska Enskilda Banken AB (Class A)	116	1,475
Skanska AB (Class B)	48	1,030
SKF AB (Class B)	40	843
Svenska Cellulosa AB (Class B)	36	777
Svenska Handelsbanken AB (Class A)	35	1,639
Swedbank AB (Class A)	67	1,673
Telefonaktiebolaget LM Ericsson (Class B)	170	2,049
TeliaSonera AB	174	1,120
Volvo AB (Class B)	108	1,169

		45,654

SWITZERLAND — 4.8%
ABB, Ltd. (a)	110	2,340
ACE, Ltd.	25	2,872
Actelion, Ltd. (a)	26	3,017
Adecco SA (a)	13	901
Baloise Holding AG	9	1,158
Barry Callebaut AG (a)	3	3,086
Cie Financiere Richemont SA	119	10,635
Credit Suisse Group AG (a)	141	3,559
EMS-Chemie Holding AG	3	1,219
Geberit AG	10	3,406
Givaudan SA (a)	4	7,218
Holcim, Ltd. (a)	14	1,005
Julius Baer Group, Ltd. (a)	195	8,990
Kuehne + Nagel International AG	82	11,165
Lindt & Spruengli AG	1	4,964
Nestle SA	488	35,827
Novartis AG	410	38,105
Partners Group Holding AG	27	7,866
Roche Holding AG	248	67,363
Schindler Holding AG (c)	19	2,753
Schindler Holding AG (c)	31	4,449
SGS SA	7	14,406
Swiss Life Holding AG (a)	4	952
Swiss Prime Site AG (a)	74	5,437
Swiss Re AG (a)	39	3,283
Swisscom AG	30	15,775
Syngenta AG	34	10,950
TE Connectivity, Ltd.	102	6,451
The Swatch Group AG (c)	8	3,576
The Swatch Group AG (c)	13	1,125
Transocean, Ltd.	28	517
UBS Group AG (a)	249	4,283
Zurich Insurance Group AG (a)	13	4,078

		292,731

UNITED KINGDOM — 8.2%
Aberdeen Asset Management PLC	282	1,900
Admiral Group PLC	64	1,319
Aggreko PLC	70	1,642
Amec Foster Wheeler PLC	77	1,024
Anglo American PLC	148	2,770
Aon PLC	12	1,138
Associated British Foods PLC	21	1,032
AstraZeneca PLC	301	21,381
Aviva PLC	190	1,435
Babcock International Group PLC	12	198
BAE Systems PLC	1,094	8,052
Barclays PLC	2,243	8,516
BG Group PLC	190	2,563
BHP Billiton PLC	144	3,118
BP PLC	3,489	22,359
British American Tobacco PLC	511	27,887
BT Group PLC	425	2,661
Bunzl PLC	87	2,393
Burberry Group PLC	128	3,265
Capita PLC	264	4,450
Carnival PLC	26	1,183
Centrica PLC	1,458	6,343
Cobham PLC	301	1,520
Compass Group PLC	1,170	20,086
Croda International PLC	40	1,660
Delphi Automotive PLC	103	7,490
Diageo PLC	660	19,023
Direct Line Insurance Group PLC	244	1,108
easyJet PLC	39	1,016
Ensco PLC (Class A)	23	689
Experian PLC	60	1,018
Fresnillo PLC	280	3,344
Friends Life Group, Ltd.	200	1,142
G4S PLC	238	1,031
GKN PLC	158	848
GlaxoSmithKline PLC	822	17,636
Glencore PLC (a)	1,133	5,279
Hargreaves Lansdown PLC	73	1,152
HSBC Holdings PLC	2,106	19,985
ICAP PLC	156	1,100
IMI PLC	80	1,575
Imperial Tobacco Group PLC	259	11,453
Indivior PLC (a)	275	641
Inmarsat PLC	540	6,732
Intertek Group PLC	177	6,442
ITV PLC	1,074	3,604
J Sainsbury PLC	172	662
Johnson Matthey PLC	54	2,860
Kingfisher PLC	167	887
Land Securities Group PLC	63	1,137
Legal & General Group PLC	298	1,155
Liberty Global PLC (Class A) (a)	31	1,556

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Liberty Global PLC (Series C) (a)	45	$2,174
Lloyds Banking Group PLC (a)	2,616	3,093
London Stock Exchange Group PLC	50	1,732
Marks & Spencer Group PLC	144	1,075
Merlin Entertainments PLC (d)	403	2,505
National Grid PLC	780	11,166
Next PLC	35	3,722
Noble Corp. PLC	34	563
Old Mutual PLC	359	1,066
Pearson PLC	53	983
Petrofac, Ltd.	81	888
Prudential PLC	124	2,885
Randgold Resources, Ltd.	111	7,581
Reckitt Benckiser Group PLC	275	22,340
Reed Elsevier PLC	385	6,603
Rexam PLC	100	708
Rio Tinto PLC	356	16,653
Rolls-Royce Holdings PLC (a)	486	6,593
Royal Bank of Scotland Group PLC (a)	227	1,396
Royal Dutch Shell PLC (Class A)	609	20,449
Royal Dutch Shell PLC (Class B)	439	15,285
Royal Mail PLC	180	1,207
RSA Insurance Group PLC (a)	141	956
SABMiller PLC	32	1,677
Schroders PLC	30	1,256
Shire PLC	155	10,956
Sky PLC	834	11,691
Smith & Nephew PLC	221	4,094
Smiths Group PLC	111	1,900
Sports Direct International PLC (a)	79	876
SSE PLC	218	5,513
Standard Chartered PLC	380	5,706
Standard Life PLC	165	1,029
Tate & Lyle PLC	130	1,222
Tesco PLC	1,711	5,042
The British Land Co. PLC	84	1,018
The Sage Group PLC	300	2,178
The Weir Group PLC	51	1,472
Travis Perkins PLC	39	1,129
Tullow Oil PLC	74	478
Unilever PLC	367	15,039
Vodafone Group PLC	3,956	13,734
Whitbread PLC	41	3,049
William Hill PLC	224	1,266
William Morrison Supermarkets PLC	345	991
Wolseley PLC	69	3,966
WPP PLC	76	1,594

		498,959

UNITED STATES — 59.4%
3M Co.	167	27,441
Abbott Laboratories	476	21,430
AbbVie, Inc.	52	3,403
Activision Blizzard, Inc.	49	987
Adobe Systems, Inc. (a)	17	1,236
Advance Auto Parts, Inc.	19	3,026
Aetna, Inc.	27	2,398
Aflac, Inc.	127	7,758
AGCO Corp.	19	859
Agilent Technologies, Inc.	18	737
Air Products & Chemicals, Inc.	9	1,298
Albemarle Corp.	21	1,263
Alcoa, Inc.	85	1,342
Alleghany Corp. (a)	19	8,806
Allergan, Inc.	66	14,031
Altria Group, Inc.	297	14,633
Amazon.com, Inc. (a)	5	1,552
Ameren Corp.	27	1,246
American Capital Agency Corp.	48	1,048
American Electric Power Co., Inc.	36	2,186
American Express Co.	40	3,722
American International Group, Inc.	171	9,578
American Tower Corp.	111	10,972
American Water Works Co., Inc.	49	2,612
Ameriprise Financial, Inc.	10	1,322
AmerisourceBergen Corp.	267	24,073
Amgen, Inc.	20	3,186
Amphenol Corp. (Class A)	72	3,874
Anadarko Petroleum Corp.	19	1,567
Analog Devices, Inc.	20	1,110
Annaly Capital Management, Inc.	155	1,676
Antero Resources Corp. (a)	18	730
Anthem, Inc.	30	3,770
Apache Corp.	40	2,507
Apple, Inc.	1,101	121,528
Applied Materials, Inc.	52	1,296
Arch Capital Group, Ltd. (a)	172	10,165
Archer-Daniels-Midland Co.	71	3,692
Arrow Electronics, Inc. (a)	19	1,100
Assurant, Inc.	16	1,095
AT&T, Inc.	943	31,675
Automatic Data Processing, Inc.	491	40,935
AutoZone, Inc. (a)	31	19,192
AvalonBay Communities, Inc.	41	6,699
Avnet, Inc.	24	1,032
Axis Capital Holdings, Ltd.	22	1,124
Baker Hughes, Inc.	27	1,514
Bank of America Corp.	922	16,495
Baxter International, Inc.	53	3,884
BB&T Corp.	58	2,256
Becton, Dickinson and Co.	126	17,534
Bed Bath & Beyond, Inc. (a)	84	6,398
Berkshire Hathaway, Inc. (Class B) (a)	187	28,078
Best Buy Co., Inc.	45	1,754
Biogen Idec, Inc. (a)	56	19,009
BlackRock, Inc.	6	2,145
BorgWarner, Inc.	17	934
Boston Scientific Corp. (a)	77	1,020
Bristol-Myers Squibb Co.	537	31,699
Broadcom Corp. (Class A)	36	1,560
Brown-Forman Corp. (Class B)	33	2,899
Bunge, Ltd.	23	2,091
C.H. Robinson Worldwide, Inc.	45	3,370
C.R. Bard, Inc.	82	13,663
CA, Inc.	86	2,619
California Resources Corp. (a)	21	115
Camden Property Trust	18	1,329
Cameron International Corp. (a)	16	799
Campbell Soup Co.	52	2,288
Capital One Financial Corp.	59	4,870
Cardinal Health, Inc.	40	3,229
CarMax, Inc. (a)	24	1,598
Carnival Corp.	25	1,133

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Caterpillar, Inc.	43	$3,936
CBS Corp. (Class B)	22	1,217
Celanese Corp. (Series A)	17	1,019
Celgene Corp. (a)	196	21,925
CenterPoint Energy, Inc.	47	1,101
CenturyLink, Inc.	52	2,058
CF Industries Holdings, Inc.	15	4,088
Chesapeake Energy Corp.	54	1,057
Chevron Corp.	202	22,660
Chipotle Mexican Grill, Inc. (a)	13	8,899
Church & Dwight Co., Inc.	197	15,526
Cigna Corp	17	1,749
Cimarex Energy Co.	8	848
Cisco Systems, Inc.	276	7,677
CIT Group, Inc.	25	1,196
Citigroup, Inc.	333	18,019
Citrix Systems, Inc. (a)	37	2,361
CME Group, Inc.	24	2,128
Coach, Inc.	96	3,606
Coca-Cola Enterprises, Inc.	65	2,874
Cognizant Technology Solutions Corp. (Class A) (a)	22	1,159
Colgate-Palmolive Co.	379	26,223
Comcast Corp. (Class A)	120	6,961
Comcast Corp. (Class A) Special	31	1,785
Comerica, Inc.	23	1,077
Computer Sciences Corp.	17	1,072
ConAgra Foods, Inc.	32	1,161
ConocoPhillips	91	6,284
CONSOL Energy, Inc.	23	778
Consolidated Edison, Inc.	379	25,018
Corning, Inc.	93	2,132
Costco Wholesale Corp.	109	15,451
Crown Castle International Corp.	120	9,444
CSX Corp.	52	1,884
Cummins, Inc.	43	6,199
CVS Health Corp.	72	6,934
Danaher Corp.	26	2,228
Darden Restaurants, Inc.	22	1,290
DaVita HealthCare Partners, Inc. (a)	90	6,817
Deere & Co.	27	2,389
Delta Air Lines, Inc.	27	1,328
Denbury Resources, Inc.	61	496
Devon Energy Corp.	25	1,530
Dick’s Sporting Goods, Inc.	28	1,390
DIRECTV (a)	25	2,167
Discover Financial Services	33	2,161
DISH Network Corp. (Class A) (a)	18	1,312
Dollar General Corp. (a)	85	6,009
Dollar Tree, Inc. (a)	120	8,446
Dominion Resources, Inc.	249	19,148
Dover Corp.	12	861
Dr. Pepper Snapple Group, Inc.	49	3,512
DTE Energy Co.	16	1,382
Duke Energy Corp.	248	20,718
E. I. du Pont de Nemours & Co.	41	3,032
Eastman Chemical Co.	40	3,034
Eaton Vance Corp.	32	1,310
eBay, Inc. (a)	45	2,525
Ecolab, Inc.	171	17,873
Edison International	24	1,572
Edwards Lifesciences Corp. (a)	27	3,439
Eli Lilly & Co.	469	32,356
EMC Corp.	97	2,885
Emerson Electric Co.	161	9,939
Entergy Corp.	18	1,575
EOG Resources, Inc.	21	1,933
EQT Corp.	13	984
Equity Residential	18	1,293
Everest Re Group, Ltd.	62	10,559
Exelon Corp.	76	2,818
Expeditors International of Washington, Inc.	48	2,141
Express Scripts Holding Co. (a)	129	10,922
Exxon Mobil Corp.	1,497	138,398
F5 Networks, Inc. (a)	18	2,348
Facebook, Inc. (Class A) (a)	18	1,404
Family Dollar Stores, Inc.	138	10,931
Fastenal Co.	74	3,519
Federal Realty Investment Trust	81	10,810
FedEx Corp.	17	2,952
Fidelity National Information Services, Inc.	59	3,670
Fifth Third Bancorp	86	1,752
FirstEnergy Corp.	45	1,755
Fiserv, Inc. (a)	17	1,206
FleetCor Technologies, Inc. (a)	15	2,231
Flowserve Corp.	35	2,094
Fluor Corp.	43	2,607
FMC Corp.	33	1,882
FMC Technologies, Inc. (a)	55	2,576
Foot Locker, Inc.	36	2,022
Ford Motor Co.	533	8,261
Fossil Group, Inc. (a)	15	1,661
Franklin Resources, Inc.	102	5,648
Freeport-McMoRan, Inc.	81	1,892
Frontier Communications Corp.	177	1,181
GameStop Corp. (Class A)	36	1,217
Garmin, Ltd.	29	1,532
General Dynamics Corp.	71	9,771
General Electric Co.	549	13,873
General Mills, Inc.	659	35,144
General Motors Co.	252	8,797
Genuine Parts Co.	67	7,140
Genworth Financial, Inc. (Class A) (a)	61	519
Gilead Sciences, Inc. (a)	445	41,946
Google, Inc. (Class A) (a)	68	36,085
Google, Inc. (Class C) (a)	63	33,163
H&R Block, Inc.	80	2,694
Halliburton Co.	36	1,416
Halyard Health, Inc. (a)	—	6
Harris Corp.	27	1,939
HCA Holdings, Inc. (a)	21	1,541
HCP, Inc.	26	1,145
Health Care REIT, Inc.	181	13,696
Helmerich & Payne, Inc.	26	1,753
Henry Schein, Inc. (a)	125	17,019
Herbalife, Ltd.	22	829
Hertz Global Holdings, Inc. (a)	37	923
Hess Corp.	30	2,215
Hewlett-Packard Co.	567	22,754
HollyFrontier Corp.	22	825
Honeywell International, Inc.	179	17,886
Hormel Foods Corp.	211	10,993

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Host Hotels & Resorts, Inc.	49	$1,165
Hudson City Bancorp, Inc.	112	1,133
Humana, Inc.	13	1,867
Illinois Tool Works, Inc.	18	1,705
Ingersoll-Rand PLC	18	1,141
Intel Corp.	367	13,318
Intercontinental Exchange, Inc.	6	1,316
International Business Machines Corp.	344	55,191
International Flavors & Fragrances, Inc.	19	1,926
International Paper Co.	32	1,715
Intuit, Inc.	223	20,558
Intuitive Surgical, Inc. (a)	9	4,760
Invesco, Ltd.	29	1,146
J.B. Hunt Transport Services, Inc.	68	5,729
Jacobs Engineering Group, Inc. (a)	19	849
Johnson & Johnson	946	98,923
Johnson Controls, Inc.	42	2,030
Joy Global, Inc.	29	1,349
JPMorgan Chase & Co.	384	24,031
Juniper Networks, Inc.	41	915
Kellogg Co.	338	22,119
Keurig Green Mountain, Inc.	26	3,442
KeyCorp	83	1,154
Kimberly-Clark Corp.	284	32,813
Kinder Morgan, Inc.	46	1,940
KLA-Tencor Corp.	17	1,195
Kohl’s Corp.	22	1,343
Kraft Foods Group, Inc.	151	9,462
L Brands, Inc.	18	1,558
L-3 Communications Holdings, Inc.	9	1,136
Laboratory Corp. of America Holdings (a)	107	11,545
Las Vegas Sands Corp.	97	5,642
Leucadia National Corp.	40	897
Liberty Broadband Corp. (Class A) (a)	—	13
Liberty Broadband Corp. (Class C) (a)	1	25
Liberty Interactive Corp. (Class A) (a)	40	1,177
Liberty Media Corp. (Class A) (a)	33	1,164
Liberty Media Corp. (Class C) (a)	66	2,312
Liberty Ventures, (Series A) (a)	5	189
Lincoln National Corp.	22	1,269
Linear Technology Corp.	66	3,010
Lockheed Martin Corp.	78	15,020
Loews Corp.	27	1,135
Lorillard, Inc.	19	1,196
Lowe’s Cos., Inc.	54	3,715
Lululemon Athletica, Inc. (a)	29	1,618
M&T Bank Corp.	9	1,131
Macy’s, Inc.	26	1,709
ManpowerGroup, Inc.	13	886
Marathon Oil Corp.	61	1,726
Marathon Petroleum Corp.	94	8,484
Marsh & McLennan Cos., Inc.	156	8,929
Mastercard, Inc. (Class A)	321	27,657
Mattel, Inc.	94	2,909
McCormick & Co., Inc.	171	12,705
McDonald’s Corp.	590	55,283
McGraw Hill Financial, Inc.	78	6,940
McKesson Corp.	54	11,209
Medtronic, Inc.	38	2,744
Merck & Co., Inc.	445	25,272
MetLife, Inc.	90	4,868
Mettler-Toledo International, Inc. (a)	9	2,722
MGM Resorts International (a)	41	877
Micron Technology, Inc. (a)	40	1,400
Microsoft Corp.	2,242	104,141
Molson Coors Brewing Co. (Class B)	16	1,192
Mondelez International, Inc. (Class A)	109	3,959
Monsanto Co.	15	1,792
Monster Beverage Corp. (a)	42	4,551
Morgan Stanley	106	4,113
Motorola Solutions, Inc.	155	10,397
Murphy Oil Corp.	17	859
Mylan, Inc. (a)	22	1,240
Nabors Industries, Ltd.	42	545
National Oilwell Varco, Inc.	26	1,704
Navient Corp.	70	1,513
NetApp, Inc.	29	1,202
New York Community Bancorp, Inc.	73	1,168
Newell Rubbermaid, Inc.	67	2,552
Newmont Mining Corp.	684	12,928
News Corp. (Class A) (a)	63	988
NextEra Energy, Inc.	85	9,035
NIKE, Inc. (Class B)	185	17,788
NiSource, Inc.	28	1,188
Noble Energy, Inc.	15	711
Nordstrom, Inc.	39	3,096
Norfolk Southern Corp.	15	1,644
Northeast Utilities	25	1,338
Northern Trust Corp.	18	1,213
Northrop Grumman Corp.	52	7,664
NRG Energy, Inc.	30	809
Nucor Corp.	21	1,030
NVIDIA Corp.	59	1,183
O’Reilly Automotive, Inc. (a)	63	12,135
Occidental Petroleum Corp.	52	4,192
Oceaneering International, Inc.	27	1,588
Omnicare, Inc.	88	6,418
Omnicom Group, Inc.	65	5,036
ONEOK, Inc.	16	797
Oracle Corp.	933	41,957
PACCAR, Inc.	18	1,224
Pall Corp.	25	2,530
Parker-Hannifin Corp.	9	1,161
PartnerRe, Ltd.	48	5,478
Patterson Cos., Inc.	106	5,099
Paychex, Inc.	498	22,993
People’s United Financial, Inc.	407	6,178
PepsiCo, Inc.	605	57,209
PetSmart, Inc.	106	8,617
Pfizer, Inc.	624	19,438
PG&E Corp.	285	15,173
Philip Morris International, Inc.	63	5,131
Phillips 66	182	13,049
Pioneer Natural Resources Co.	5	744
Polaris Industries, Inc.	19	2,874
PPG Industries, Inc.	6	1,387
PPL Corp.	44	1,599
Praxair, Inc.	66	8,551
Precision Castparts Corp.	31	7,467
Principal Financial Group, Inc.	22	1,143
ProLogis, Inc.	27	1,162
Prudential Financial, Inc.	35	3,166

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Public Service Enterprise Group, Inc.	36	$1,491
Public Storage	78	14,418
Pulte Group, Inc.	54	1,159
QUALCOMM, Inc.	661	49,132
Quest Diagnostics, Inc.	18	1,207
Ralph Lauren Corp.	15	2,777
Range Resources Corp.	38	2,031
Raytheon Co.	77	8,329
Regions Financial Corp.	136	1,436
RenaissanceRe Holdings, Ltd.	55	5,347
Republic Services, Inc.	137	5,514
ResMed, Inc.	34	1,906
Reynolds American, Inc.	111	7,134
Robert Half International, Inc.	38	2,218
Rock-Tenn Co. (Class A)	22	1,342
Rockwell Automation, Inc.	37	4,114
Rockwell Collins, Inc.	38	3,210
Ross Stores, Inc.	98	9,237
Royal Caribbean Cruises, Ltd.	19	1,566
Safeway, Inc.	38	1,335
SanDisk Corp.	12	1,176
SBA Communications Corp. (Class A) (a)	116	12,848
SCANA Corp.	30	1,812
Schlumberger, Ltd.	300	25,623
Scripps Networks Interactive, Inc. (Class A)	21	1,581
SEI Investments Co.	39	1,562
Sempra Energy	22	2,450
Sigma-Aldrich Corp.	28	3,844
Simon Property Group, Inc.	7	1,275
Skyworks Solutions, Inc.	41	2,981
Southwest Airlines Co.	6	254
Southwestern Energy Co. (a)	78	2,129
Spectra Energy Corp.	52	1,888
St. Jude Medical, Inc.	66	4,292
Stanley Black & Decker, Inc.	12	1,153
Staples, Inc.	93	1,685
Starbucks Corp.	324	26,584
Starwood Hotels & Resorts Worldwide, Inc.	13	1,054
State Street Corp. (e)	36	2,826
Stericycle, Inc. (a)	105	13,763
Stryker Corp.	13	1,226
SunTrust Banks, Inc.	53	2,221
Symantec Corp.	46	1,180
Synopsys, Inc. (a)	194	8,433
Sysco Corp.	213	8,454
T. Rowe Price Group, Inc.	67	5,753
Target Corp.	266	20,192
TD Ameritrade Holding Corp.	61	2,183
Teradata Corp. (a)	41	1,791
Tesoro Corp.	21	1,561
Texas Instruments, Inc.	38	2,032
Textron, Inc.	28	1,179
The ADT Corp.	31	1,123
The AES Corp.	74	1,019
The Allstate Corp.	39	2,740
The Bank of New York Mellon Corp.	96	3,895
The Boeing Co.	196	25,476
The Charles Schwab Corp.	39	1,177
The Chubb Corp.	190	19,659
The Clorox Co.	54	5,627
The Coca-Cola Co.	1,208	51,002
The Dow Chemical Co.	75	3,421
The Estee Lauder Cos., Inc. (Class A)	60	4,572
The Gap, Inc.	79	3,327
The Goldman Sachs Group, Inc.	42	8,141
The Hartford Financial Services Group, Inc.	40	1,668
The Hershey Co.	128	13,303
The Home Depot, Inc.	392	41,148
The J.M. Smucker Co.	49	4,948
The Kroger Co.	56	3,596
The Mosaic Co.	24	1,096
The PNC Financial Services Group, Inc.	54	4,926
The Priceline Group, Inc. (a)	13	14,823
The Procter & Gamble Co.	910	82,892
The Progressive Corp.	151	4,075
The Sherwin-Williams Co.	50	13,152
The Southern Co.	652	32,020
The TJX Cos., Inc.	348	23,866
The Travelers Cos., Inc.	125	13,231
The Walt Disney Co.	58	5,463
The Western Union Co.	68	1,218
The Williams Cos., Inc.	22	989
Thermo Fisher Scientific, Inc.	13	1,629
Tiffany & Co.	29	3,099
Time Warner Cable, Inc.	14	2,129
Time Warner, Inc.	61	5,211
Tractor Supply Co.	39	3,074
TripAdvisor, Inc. (a)	28	2,090
TRW Automotive Holdings Corp. (a)	12	1,234
Twenty-First Century Fox, Inc. (Class A)	57	2,189
Twenty-First Century Fox, Inc. (Class B)	30	1,107
Tyson Foods, Inc. (Class A)	28	1,123
U.S. Bancorp	189	8,496
Ulta Salon Cosmetics & Fragrance, Inc. (a)	15	1,918
Under Armour, Inc. (Class A) (a)	34	2,309
Union Pacific Corp.	229	27,281
United Parcel Service, Inc. (Class B)	137	15,230
United Technologies Corp.	39	4,485
UnitedHealth Group, Inc.	159	16,073
Universal Health Services, Inc. (Class B)	12	1,335
Unum Group	30	1,046
Urban Outfitters, Inc. (a)	33	1,159
V.F. Corp.	143	10,711
Valero Energy Corp.	81	4,009
Varian Medical Systems, Inc. (a)	87	7,526
Ventas, Inc.	61	4,374
Verisk Analytics, Inc. (Class A) (a)	152	9,736
Verizon Communications, Inc.	770	36,021
Viacom, Inc. (Class B)	95	7,149
Visa, Inc. (Class A)	160	41,952
Voya Financial, Inc.	28	1,187
W.R. Berkley Corp.	142	7,279
W.W. Grainger, Inc.	16	4,078
Wabtec Corp.	22	1,912
Wal-Mart Stores, Inc.	705	60,545
Walgreens Boots Alliance, Inc.	44	3,353
Waste Management, Inc.	329	16,884
Waters Corp. (a)	21	2,367
Wells Fargo & Co.	382	20,941
Western Digital Corp.	13	1,439
Westlake Chemical Corp.	13	794
Weyerhaeuser Co.	34	1,220

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Whirlpool Corp.	7	$1,356
Whiting Petroleum Corp. (a)	14	462
Whole Foods Market, Inc.	84	4,235
Wisconsin Energy Corp.	194	10,232
Xcel Energy, Inc.	338	12,141
Xerox Corp.	123	1,705
Xilinx, Inc.	57	2,468
XL Group PLC	32	1,100
Yahoo!, Inc. (a)	43	2,172
Yum! Brands, Inc.	128	9,325
Zimmer Holdings, Inc.	10	1,134

		3,616,547

TOTAL COMMON STOCKS —
(Cost $6,013,196)		6,075,654

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a)	441	42
Repsol SA (expiring 1/8/15) (a)	109	60

TOTAL RIGHTS —
(Cost $106)		102

SHORT TERM INVESTMENT — 1.0%
UNITED STATES — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund 0.07% (f)(g) (Cost $60,290)	60,290	60,290

TOTAL INVESTMENTS — 100.8%
(Cost $6,073,592)		6,136,046
OTHER ASSETS & LIABILITIES — (0.8)%		(48,717)

NET ASSETS — 100.0%		$6,087,329

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Affiliated issuer (see accompanying Notes to Schedules of Investments).
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR MSCI World Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	8.5%
Banks	6.1
Oil, Gas & Consumable Fuels	5.8
IT Services	3.9
Food Products	3.9
Insurance	3.6
Software	3.5
Diversified Telecommunication Services	3.5
Specialty Retail	3.3
Household Products	3.2
Hotels, Restaurants & Leisure	3.0
Technology Hardware, Storage & Peripherals	2.8
Food & Staples Retailing	2.8
Beverages	2.7
Health Care Providers & Services	2.7
Electric Utilities	2.3
Metals & Mining	2.3
Chemicals	2.2
Real Estate Investment Trusts	2.2
Aerospace & Defense	2.0
Multi-Utilities	1.9
Health Care Equipment & Supplies	1.8
Media	1.7
Biotechnology	1.7
Road & Rail	1.6
Internet Software & Services	1.4
Textiles, Apparel & Luxury Goods	1.4
Tobacco	1.3
Automobiles	1.3
Communications Equipment	1.2
Capital Markets	1.1
Multiline Retail	1.1
Machinery	1.0
Wireless Telecommunication Services	1.0
Commercial Services & Supplies	0.9
Industrial Conglomerates	0.9
Diversified Financial Services	0.8
Trading Companies & Distributors	0.8
Air Freight & Logistics	0.7
Professional Services	0.6
Energy Equipment & Services	0.5
Semiconductors & Semiconductor Equipment	0.5
Airlines	0.5
Electronic Equipment, Instruments & Components	0.4
Electrical Equipment	0.4
Internet & Catalog Retail	0.3
Transportation Infrastructure	0.3
Auto Components	0.2
Household Durables	0.2
Marine	0.2
Consumer Finance	0.2
Construction & Engineering	0.2
Leisure Products	0.2
Diversified Consumer Services	0.2
Real Estate Management & Development	0.1
Personal Products	0.1
Thrifts & Mortgage Finance	0.1
Distributors	0.1
Building Products	0.1
Gas Utilities	0.1
Containers & Packaging	0.1
Health Care Technology	0.1
Life Sciences Tools & Services	0.1
Water Utilities	0.1
Construction Materials	0.0	***
Paper & Forest Products	0.0	***
Independent Power and Renewable Electricity Producers	0.0	***
Short Term Investment	1.0
Other Assets & Liabilities	(0.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 0.4%
Toll Holdings, Ltd.	7,136	$34,396

AIRLINES — 0.2%
Qantas Airways, Ltd. (a)	9,844	19,334

BANKS — 19.8%
Australia & New Zealand Banking Group, Ltd.	13,326	349,952
Bank of Queensland, Ltd.	458	4,565
Bendigo & Adelaide Bank, Ltd.	3,819	40,035
Commonwealth Bank of Australia	6,130	429,662
National Australia Bank, Ltd.	12,648	347,777
Westpac Banking Corp.	14,200	385,338

		1,557,329

BEVERAGES — 0.5%
Coca-Cola Amatil, Ltd.	4,956	37,799
Treasury Wine Estates, Ltd.	1,352	5,278

		43,077

BIOTECHNOLOGY — 6.1%
CSL, Ltd.	6,820	483,774

CAPITAL MARKETS — 0.6%
Macquarie Group, Ltd.	1,011	48,226

CHEMICALS — 2.0%
Incitec Pivot, Ltd.	22,552	58,873
Orica, Ltd.	6,145	95,295

		154,168

COMMERCIAL SERVICES & SUPPLIES — 3.0%
Brambles, Ltd.	27,172	236,371

CONSTRUCTION & ENGINEERING — 0.3%
Leighton Holdings, Ltd.	1,334	24,563

CONSTRUCTION MATERIALS — 0.7%
Boral, Ltd.	2,654	11,511
James Hardie Industries PLC	3,838	41,459

		52,970

CONTAINERS & PACKAGING — 3.8%
Amcor, Ltd.	27,038	300,479

DIVERSIFIED FINANCIAL SERVICES — 1.7%
ASX, Ltd.	4,508	135,538

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.5%
Telstra Corp., Ltd.	87,750	428,707
TPG Telecom, Ltd.	839	4,635

		433,342

ELECTRIC UTILITIES — 0.1%
AusNet Services	9,174	9,985

ENERGY EQUIPMENT & SERVICES — 0.3%
WorleyParsons, Ltd.	2,359	19,459

FOOD & STAPLES RETAILING — 12.6%
Metcash, Ltd.	10,246	15,554
Wesfarmers, Ltd.	15,190	518,597
Woolworths, Ltd.	18,212	457,248

		991,399

GAS UTILITIES — 0.7%
APA Group	11,234	54,791

HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Cochlear, Ltd.	720	45,782

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Healthscope, Ltd. (a)	17,890	39,822
Ramsay Health Care, Ltd.	2,622	122,520
Sonic Healthcare, Ltd.	6,637	100,481

		262,823

HOTELS, RESTAURANTS & LEISURE — 1.4%
Crown Resorts, Ltd.	4,039	41,944
Flight Centre Travel Group, Ltd.	678	18,099
Tabcorp Holdings, Ltd.	3,533	11,999
Tatts Group, Ltd.	14,095	39,910

		111,952

INSURANCE — 4.1%
AMP, Ltd.	11,363	51,144
Insurance Australia Group, Ltd.	20,831	106,544
QBE Insurance Group, Ltd.	4,709	43,199
Suncorp Group, Ltd.	10,672	122,792

		323,679

IT SERVICES — 0.1%
Computershare, Ltd.	734	7,088

MEDIA — 0.1%
REA Group, Ltd.	151	5,605

METALS & MINING — 12.8%
Alumina, Ltd. (a)	8,293	12,182
BHP Billiton, Ltd.	24,766	595,249
Fortescue Metals Group, Ltd.	19,853	44,516
Iluka Resources, Ltd.	5,374	26,167
Newcrest Mining, Ltd. (a)	5,054	45,040
Rio Tinto, Ltd.	6,025	285,973

		1,009,127

MULTI-UTILITIES — 1.3%
AGL Energy, Ltd.	9,420	102,990

MULTILINE RETAIL — 0.2%
Harvey Norman Holdings, Ltd.	6,155	16,924

OIL, GAS & CONSUMABLE FUELS — 4.7%
Caltex Australia, Ltd.	612	17,133
Origin Energy, Ltd.	3,449	32,939
Santos, Ltd.	2,303	15,548
Woodside Petroleum, Ltd.	9,856	306,576

		372,196

PROFESSIONAL SERVICES — 0.8%
ALS, Ltd.	4,372	19,213
Seek, Ltd.	3,226	45,593

		64,806

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Dexus Property Group	4,716	26,900
Federation Centres	13,028	30,598
Goodman Group	8,444	39,319
Mirvac Group	12,760	18,587
Novion Property Group	38,906	67,498
Scentre Group (a)	46,416	132,946
Stockland	18,916	63,777
The GPT Group	29,081	103,523

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Westfield Corp.	19,578	$144,515

		627,663

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
Lend Lease Group	5,073	68,084

ROAD & RAIL — 0.7%
Asciano, Ltd.	1,991	9,857
Aurizon Holdings, Ltd.	11,113	42,016

		51,873

TRANSPORTATION INFRASTRUCTURE — 2.6%
Sydney Airport	13,549	52,224
Transurban Group	21,270	149,346

		201,570

TOTAL COMMON STOCKS —
(Cost $8,674,518)		7,871,363

SHORT TERM INVESTMENT — 2.8%
UNITED STATES — 2.8%
MONEY MARKET FUND — 2.8%
State Street Institutional Liquid Reserves Fund 0.07% (b)(c) (Cost $222,070)	222,070	222,070

TOTAL INVESTMENTS — 102.7%
(Cost $8,896,588)		8,093,433
OTHER ASSETS & LIABILITIES — (2.7)%		(213,069)

NET ASSETS — 100.0%		$7,880,364

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR MSCI Australia Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	19.8%
Metals & Mining	12.8
Food & Staples Retailing	12.6
Real Estate Investment Trusts	8.0
Biotechnology	6.1
Diversified Telecommunication Services	5.5
Oil, Gas & Consumable Fuels	4.7
Insurance	4.1
Containers & Packaging	3.8
Health Care Providers & Services	3.3
Commercial Services & Supplies	3.0
Transportation Infrastructure	2.6
Chemicals	2.0
Diversified Financial Services	1.7
Hotels, Restaurants & Leisure	1.4
Multi-Utilities	1.3
Real Estate Management & Development	0.9
Professional Services	0.8
Gas Utilities	0.7
Construction Materials	0.7
Road & Rail	0.7
Capital Markets	0.6
Health Care Equipment & Supplies	0.6
Beverages	0.5
Air Freight & Logistics	0.4
Construction & Engineering	0.3
Energy Equipment & Services	0.3
Airlines	0.2
Multiline Retail	0.2
Electric Utilities	0.1
IT Services	0.1
Media	0.1
Short Term Investment	2.8
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 0.3%
Bombardier, Inc. (Class B)	2,094	$7,503
CAE, Inc.	161	2,096

		9,599

AUTO COMPONENTS — 2.6%
Magna International, Inc.	677	73,583

BANKS — 17.4%
Bank of Montreal	1,021	72,442
Canadian Imperial Bank of Commerce	1,190	102,577
National Bank of Canada	907	38,715
Royal Bank of Canada	1,423	98,581
The Bank of Nova Scotia	1,577	90,284
The Toronto-Dominion Bank	2,042	97,864

		500,463

CAPITAL MARKETS — 2.4%
CI Financial Corp.	2,313	64,483
IGM Financial, Inc.	106	4,238

		68,721

CHEMICALS — 3.8%
Agrium, Inc.	214	20,324
Methanex Corp.	54	2,488
Potash Corp. of Saskatchewan, Inc.	2,414	85,597

		108,409

CONSTRUCTION & ENGINEERING — 0.1%
SNC-Lavalin Group, Inc.	107	4,093

DIVERSIFIED FINANCIAL SERVICES — 0.6%
Onex Corp.	279	16,250

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
BCE, Inc.	816	37,536
TELUS Corp.	1,608	58,156

		95,692

ELECTRIC UTILITIES — 1.2%
Fortis, Inc.	1,028	34,579

FOOD & STAPLES RETAILING — 7.1%
Alimentation Couche-Tard, Inc. (Class B)	1,981	83,276
Empire Co., Ltd. (Class A)	272	20,576
George Weston, Ltd.	276	23,913
Loblaw Cos., Ltd.	425	22,812
Metro, Inc., (Class A)	671	54,051

		204,628

FOOD PRODUCTS — 2.1%
Saputo, Inc.	1,966	59,273

HEALTH CARE PROVIDERS & SERVICES — 0.3%
Catamaran Corp. (a)	138	7,163

HOTELS, RESTAURANTS & LEISURE — 1.2%
Restaurant Brands International, Inc. (a)	913	35,866

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.1%
TransAlta Corp.	402	3,651

INSURANCE — 9.8%
Fairfax Financial Holdings, Ltd.	63	33,113
Great-West Lifeco, Inc.	2,691	78,041
Industrial Alliance Insurance & Financial Services, Inc.	107	4,105
Intact Financial Corp.	1,068	77,316
Manulife Financial Corp.	1,272	24,358
Power Corp. of Canada	673	18,454
Power Financial Corp.	862	26,926
Sun Life Financial, Inc.	570	20,630

		282,943

IT SERVICES — 1.6%
CGI Group, Inc. (Class A) (a)	1,202	45,963

MEDIA — 2.5%
Shaw Communications, Inc. (Class B)	1,203	32,561
Thomson Reuters Corp.	976	39,495

		72,056

METALS & MINING — 4.1%
Agnico-Eagle Mines, Ltd.	298	7,441
Barrick Gold Corp.	2,626	28,385
Eldorado Gold Corp.	625	3,820
First Quantum Minerals, Ltd.	551	7,854
Franco-Nevada Corp.	198	9,780
Goldcorp, Inc.	1,253	23,270
Kinross Gold Corp. (a)	1,749	4,923
New Gold, Inc. (a)	576	2,476
Silver Wheaton Corp.	249	5,080
Teck Resources, Ltd. (Class B)	1,207	16,548
Turquoise Hill Resources, Ltd. (a)	390	1,209
Yamana Gold, Inc.	1,800	7,289

		118,075

MULTI-UTILITIES — 1.3%
Atco, Ltd. (Class I)	195	8,024
Canadian Utilities, Ltd. (Class A)	862	30,446

		38,470

MULTILINE RETAIL — 2.7%
Canadian Tire Corp., Ltd. (Class A)	145	15,366
Dollarama, Inc.	1,232	63,182

		78,548

OIL, GAS & CONSUMABLE FUELS — 21.7%
AltaGas, Ltd.	348	13,022
ARC Resources, Ltd.	268	5,822
Baytex Energy Corp.	99	1,651
Cameco Corp.	270	4,441
Canadian Natural Resources, Ltd.	2,244	69,592
Canadian Oil Sands, Ltd.	2,889	25,990
Cenovus Energy, Inc.	1,153	23,861
Crescent Point Energy Corp.	508	11,802
Enbridge, Inc.	937	48,328
Encana Corp.	561	7,832
Enerplus Corp.	172	1,662
Husky Energy, Inc.	2,611	61,992
Imperial Oil, Ltd.	1,888	81,584
Inter Pipeline, Ltd.	541	16,787
Keyera Corp.	197	13,789
MEG Energy Corp. (a)	72	1,215
Pacific Rubiales Energy Corp.	543	3,371
Paramount Resources, Ltd. (Class A) (a)	11	267
Pembina Pipeline Corp.	496	18,131
Penn West Petroleum, Ltd.	1,497	3,141
Peyto Exploration & Development Corp.	661	19,101
PrairieSky Royalty, Ltd.	84	2,219
Suncor Energy, Inc.	3,151	100,386

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Talisman Energy, Inc.	1,921	$15,093
Tourmaline Oil Corp. (a)	67	2,239
TransCanada Corp.	951	46,883
Vermilion Energy, Inc.	524	25,787

		625,988

PHARMACEUTICALS — 0.5%
Valeant Pharmaceuticals International, Inc. (a)	95	13,642

REAL ESTATE INVESTMENT TRUSTS — 1.3%
H&R REIT	974	18,273
RioCan REIT	881	20,104

		38,377

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.7%
Brookfield Asset Management, Inc. (Class A)	518	26,038
First Capital Realty, Inc.	1,461	23,537

		49,575

ROAD & RAIL — 5.3%
Canadian National Railway Co.	1,395	96,376
Canadian Pacific Railway, Ltd.	290	56,022

		152,398

SOFTWARE — 1.3%
Constellation Software, Inc.	11	3,281
Open Text Corp.	609	35,549

		38,830

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
BlackBerry, Ltd. (a)	445	4,895

TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Gildan Activewear, Inc.	671	38,061

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Finning International, Inc.	955	20,803

WIRELESS TELECOMMUNICATION SERVICES — 1.2%
Rogers Communications, Inc. (Class B)	848	33,071

TOTAL COMMON STOCKS —
(Cost $3,016,154)		2,873,665

SHORT TERM INVESTMENT — 2.0%
UNITED STATES — 2.0%
MONEY MARKET FUND — 2.0%
State Street Institutional Liquid Reserves Fund 0.07% (b)(c) (Cost $55,797)	55,797	55,797

TOTAL INVESTMENTS — 101.7%
(Cost $3,071,951)		2,929,462
OTHER ASSETS & LIABILITIES — (1.7)%		(47,555)

NET ASSETS — 100.0%		$2,881,907

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR MSCI Canada Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	21.7%
Banks	17.4
Insurance	9.8
Food & Staples Retailing	7.1
Road & Rail	5.3
Metals & Mining	4.1
Chemicals	3.8
Diversified Telecommunication Services	3.3
Multiline Retail	2.7
Auto Components	2.6
Media	2.5
Capital Markets	2.4
Food Products	2.1
Real Estate Management & Development	1.7
IT Services	1.6
Software	1.3
Multi-Utilities	1.3
Real Estate Investment Trusts	1.3
Textiles, Apparel & Luxury Goods	1.3
Hotels, Restaurants & Leisure	1.2
Electric Utilities	1.2
Wireless Telecommunication Services	1.2
Trading Companies & Distributors	0.7
Diversified Financial Services	0.6
Pharmaceuticals	0.5
Aerospace & Defense	0.3
Health Care Providers & Services	0.3
Technology Hardware, Storage & Peripherals	0.2
Construction & Engineering	0.1
Independent Power and Renewable Electricity Producers	0.1
Short Term Investment	2.0
Other Assets & Liabilities	(1.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AIR FREIGHT & LOGISTICS — 3.7%
Deutsche Post AG	9,040	$295,841

AIRLINES — 0.4%
Deutsche Lufthansa AG	2,022	33,838

AUTO COMPONENTS — 2.2%
Continental AG	828	175,887

AUTOMOBILES — 9.3%
Bayerische Motoren Werke AG	899	97,655
Bayerische Motoren Werke AG Preference Shares	1,272	104,418
Daimler AG	2,836	236,685
Porsche Automobil Holding SE Preference Shares	738	59,975
Volkswagen AG	138	30,074
Volkswagen AG Preference Shares	999	223,212

		752,019

BANKS — 0.7%
Commerzbank AG (a)	4,400	58,460

BIOTECHNOLOGY — 0.9%
QIAGEN NV (a)	3,146	73,700

CAPITAL MARKETS — 2.3%
Deutsche Bank AG	6,160	186,236

CHEMICALS — 10.3%
BASF SE	5,624	475,556
Fuchs Petrolub SE Preference Shares	1,465	59,023
K+S AG	1,576	43,700
Lanxess AG	248	11,540
Linde AG	984	183,604
Symrise AG	910	55,200

		828,623

CONSTRUCTION MATERIALS — 0.3%
HeidelbergCement AG	343	24,409

DIVERSIFIED FINANCIAL SERVICES — 1.4%
Deutsche Boerse AG	1,612	115,515

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.4%
Deutsche Telekom AG	16,734	268,299
Telefonica Deutschland Holding AG (a)	16,662	88,994

		357,293

ELECTRICAL EQUIPMENT — 0.1%
OSRAM Licht AG (a)	171	6,779

FOOD & STAPLES RETAILING — 0.3%
Metro AG (a)	842	25,787

HEALTH CARE PROVIDERS & SERVICES — 5.5%
Celesio AG	1,008	32,591
Fresenius Medical Care AG & Co. KGaA	3,182	238,146
Fresenius SE & Co. KGaA	3,329	173,860

		444,597

HOUSEHOLD PRODUCTS — 3.5%
Henkel AG & Co. KGaA	660	64,242
Henkel AG & Co. KGaA Preference Shares	2,033	219,976

		284,218

INDUSTRIAL CONGLOMERATES — 6.5%
Siemens AG	4,634	525,691

INSURANCE — 13.5%
Allianz SE	3,395	564,250
Hannover Rueck SE	1,555	141,066
Muenchener Rueckversicherungs- Gesellschaft AG	1,909	382,880

		1,088,196

INTERNET SOFTWARE & SERVICES — 0.9%
United Internet AG	1,639	74,343

MACHINERY — 2.1%
GEA Group AG	1,775	78,611
MAN SE	795	88,657

		167,268

MEDIA — 4.0%
Axel Springer SE	762	46,177
Kabel Deutschland Holding AG (a)	652	88,678
ProSiebenSat.1 Media AG	2,005	84,503
RTL Group SA	1,054	100,909

		320,267

METALS & MINING — 0.3%
ThyssenKrupp AG (a)	1,030	26,497

MULTI-UTILITIES — 5.5%
E.ON SE	17,963	308,544
RWE AG	4,182	129,800

		438,344

PERSONAL PRODUCTS — 2.4%
Beiersdorf AG	2,374	193,675

PHARMACEUTICALS — 7.8%
Bayer AG	3,131	428,119
Merck KGaA	2,110	200,223

		628,342

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
Deutsche Annington Immobilien SE	1,318	44,839
Deutsche Wohnen AG	894	21,182

		66,021

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Infineon Technologies AG	10,195	109,116

SOFTWARE — 5.2%
SAP SE	5,870	413,821

TEXTILES, APPAREL & LUXURY GOODS — 3.5%
adidas AG	2,284	159,248
Hugo Boss AG	1,018	125,277

		284,525

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Brenntag AG	690	38,833

TRANSPORTATION INFRASTRUCTURE — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	338	19,648

TOTAL COMMON STOCKS —
(Cost $8,458,973)		8,057,789

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.07% (b)(c) (Cost $2,908)	2,908	$2,908

TOTAL INVESTMENTS — 100.1%
(Cost $8,461,881)		8,060,697
OTHER ASSETS & LIABILITIES — (0.1)%		(4,972)

NET ASSETS — 100.0%		$8,055,725

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI Germany Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Insurance	13.5%
Chemicals	10.3
Automobiles	9.3
Pharmaceuticals	7.8
Industrial Conglomerates	6.5
Health Care Providers & Services	5.5
Multi-Utilities	5.5
Software	5.2
Diversified Telecommunication Services	4.4
Media	4.0
Air Freight & Logistics	3.7
Textiles, Apparel & Luxury Goods	3.5
Household Products	3.5
Personal Products	2.4
Capital Markets	2.3
Auto Components	2.2
Machinery	2.1
Diversified Financial Services	1.4
Semiconductors & Semiconductor Equipment	1.4
Internet Software & Services	0.9
Biotechnology	0.9
Real Estate Management & Development	0.8
Banks	0.7
Trading Companies & Distributors	0.5
Airlines	0.4
Metals & Mining	0.3
Food & Staples Retailing	0.3
Construction Materials	0.3
Transportation Infrastructure	0.3
Electrical Equipment	0.1
Short Term Investment	0.1
Other Assets & Liabilities	(0.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AIR FREIGHT & LOGISTICS — 0.4%
Yamato Holdings Co., Ltd.	1,300	$25,963

AIRLINES — 1.3%
ANA Holdings, Inc.	9,000	22,467
Japan Airlines Co., Ltd.	1,800	54,047

		76,514

AUTO COMPONENTS — 3.4%
Aisin Seiki Co., Ltd.	400	14,529
Bridgestone Corp.	1,000	35,022
Denso Corp.	900	42,427
Koito Manufacturing Co., Ltd.	600	18,541
NGK Spark Plug Co., Ltd.	1,000	30,652
NHK Spring Co., Ltd.	200	1,762
NOK Corp.	100	2,577
Stanley Electric Co., Ltd.	100	2,185
Sumitomo Electric Industries, Ltd.	700	8,834
Sumitomo Rubber Industries, Inc.	1,100	16,515
The Yokohama Rubber Co., Ltd.	1,000	9,216
Toyoda Gosei Co., Ltd.	100	2,033
Toyota Industries Corp.	300	15,539

		199,832

AUTOMOBILES — 8.9%
Daihatsu Motor Co., Ltd.	1,500	19,755
Fuji Heavy Industries, Ltd.	3,200	114,767
Honda Motor Co., Ltd.	2,500	73,523
Isuzu Motors, Ltd.	4,100	50,662
Mazda Motor Corp.	200	4,883
Mitsubishi Motors Corp.	4,900	45,365
Nissan Motor Co., Ltd.	6,300	55,541
Suzuki Motor Corp.	200	6,072
Toyota Motor Corp.	2,300	144,988
Yamaha Motor Co., Ltd.	200	4,074

		519,630

BANKS — 7.7%
Aozora Bank, Ltd.	7,000	21,836
Fukuoka Financial Group, Inc.	1,000	5,213
Hokuhoku Financial Group, Inc.	1,000	2,035
Mitsubishi UFJ Financial Group, Inc.	21,600	119,715
Mizuho Financial Group, Inc.	50,400	85,125
Resona Holdings, Inc.	6,900	35,215
Seven Bank, Ltd.	2,300	9,745
Shinsei Bank, Ltd.	1,000	1,760
Sumitomo Mitsui Financial Group, Inc.	2,300	83,928
Sumitomo Mitsui Trust Holdings, Inc.	4,000	15,454
Suruga Bank, Ltd.	300	5,562
The Bank of Yokohama, Ltd.	4,000	21,929
The Chiba Bank, Ltd.	2,000	13,245
The Chugoku Bank, Ltd.	200	2,752
The Hachijuni Bank, Ltd.	1,000	6,497
The Iyo Bank, Ltd.	300	3,280
The Joyo Bank, Ltd.	1,000	5,004
The Shizuoka Bank, Ltd.	1,000	9,233

		447,528

BEVERAGES — 1.0%
Asahi Group Holdings, Ltd.	700	21,874
Kirin Holdings Co., Ltd.	1,400	17,480
Suntory Beverage & Food, Ltd.	600	20,868

		60,222

BUILDING PRODUCTS — 0.8%
Asahi Glass Co., Ltd.	2,000	9,825
Daikin Industries, Ltd.	100	6,514
LIXIL Group Corp.	300	6,391
TOTO, Ltd.	2,000	23,487

		46,217

CAPITAL MARKETS — 0.3%
Daiwa Securities Group, Inc.	1,000	7,903
Nomura Holdings, Inc.	1,900	10,938
SBI Holdings, Inc.	100	1,106

		19,947

CHEMICALS — 3.0%
Asahi Kasei Corp.	4,000	36,882
Hitachi Chemical Co., Ltd.	100	1,788
JSR Corp.	100	1,732
Kaneka Corp.	1,000	5,405
Kuraray Co., Ltd.	700	8,045
Mitsubishi Chemical Holdings Corp.	2,800	13,744
Mitsui Chemicals, Inc.	1,000	2,869
Nippon Paint Holdings Co., Ltd.	1,000	29,359
Nitto Denko Corp.	100	5,649
Shin-Etsu Chemical Co., Ltd.	500	32,804
Sumitomo Chemical Co., Ltd.	1,000	3,995
Teijin, Ltd.	1,000	2,677
Toray Industries, Inc.	4,000	32,302

		177,251

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Dai Nippon Printing Co., Ltd.	1,000	9,091
Park24 Co., Ltd.	1,600	23,661
Secom Co., Ltd.	600	34,756
Toppan Printing Co., Ltd.	1,000	6,564

		74,072

CONSTRUCTION & ENGINEERING — 0.6%
JGC Corp.	1,000	20,785
Kajima Corp.	1,000	4,162
Obayashi Corp.	1,000	6,531
Taisei Corp.	1,000	5,730

		37,208

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	1,000	3,161

CONSUMER FINANCE — 0.0% (a)
Acom Co., Ltd. (b)	100	309
Credit Saison Co., Ltd.	100	1,884

		2,193

CONTAINERS & PACKAGING — 0.0% (a)
Toyo Seikan Group Holdings, Ltd.	200	2,522

DIVERSIFIED CONSUMER SERVICES — 0.3%
Benesse Holdings, Inc.	600	17,941

DIVERSIFIED FINANCIAL SERVICES — 0.9%
Japan Exchange Group, Inc.	1,700	40,212
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,385
ORIX Corp.	1,000	12,707

		55,304

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
Nippon Telegraph & Telephone Corp.	1,100	$56,984

ELECTRIC UTILITIES — 1.0%
Chubu Electric Power Co., Inc. (b)	1,500	17,747
Hokuriku Electric Power Co.	200	2,569
Kyushu Electric Power Co., Inc. (b)	300	3,028
Shikoku Electric Power Co., Inc. (b)	200	2,444
The Chugoku Electric Power Co., Inc.	300	3,953
The Kansai Electric Power Co., Inc. (b)	900	8,618
The Tokyo Electric Power Co., Inc. (b)	3,700	15,183
Tohoku Electric Power Co., Inc.	500	5,863

		59,405

ELECTRICAL EQUIPMENT — 0.5%
Fuji Electric Holdings Co., Ltd.	1,000	4,037
Mitsubishi Electric Corp.	1,000	12,061
Nidec Corp.	200	13,096

		29,194

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 6.1%
Citizen Holdings Co., Ltd.	200	1,558
Hitachi, Ltd.	6,000	45,074
Hoya Corp.	3,000	102,715
Ibiden Co., Ltd.	100	1,491
Japan Display, Inc. (b)	1,100	3,395
Keyence Corp.	300	134,643
Kyocera Corp.	600	27,804
Murata Manufacturing Co., Ltd.	200	22,103
Nippon Electric Glass Co., Ltd.	1,000	4,546
Omron Corp.	100	4,546
TDK Corp.	100	5,972
Yaskawa Electric Corp.	100	1,294
Yokogawa Electric Corp.	100	1,112

		356,253

FOOD & STAPLES RETAILING — 1.7%
Aeon Co., Ltd.	1,500	15,182
FamilyMart Co., Ltd.	200	7,590
Lawson, Inc.	700	42,562
Seven & i Holdings Co., Ltd.	1,000	36,353

		101,687

FOOD PRODUCTS — 1.4%
Ajinomoto Co., Inc.	1,000	18,708
Calbee, Inc.	500	17,411
MEIJI Holdings Co., Ltd.	100	9,183
Nisshin Seifun Group, Inc.	100	976
Nissin Foods Holding Co., Ltd.	300	14,438
Toyo Suisan Kaisha, Ltd.	300	9,758
Yamazaki Baking Co., Ltd.	1,000	12,411

		82,885

GAS UTILITIES — 1.3%
Osaka Gas Co., Ltd.	8,000	30,093
Toho Gas Co., Ltd.	1,000	4,938
Tokyo Gas Co., Ltd.	7,000	38,072

		73,103

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Olympus Corp. (b)	100	3,561
Sysmex Corp.	1,100	49,452
Terumo Corp.	200	4,599

		57,612

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Alfresa Holdings Corp.	400	4,871
Medipal Holdings Corp.	200	2,344
Miraca Holdings, Inc.	300	13,036
Suzuken Co., Ltd.	100	2,786

		23,037

HEALTH CARE TECHNOLOGY — 0.6%
M3, Inc.	2,000	33,746

HOTELS, RESTAURANTS & LEISURE — 2.4%
McDonald’s Holdings Co. (Japan), Ltd.	1,000	21,936
Oriental Land Co., Ltd.	500	115,726

		137,662

HOUSEHOLD DURABLES — 1.8%
Casio Computer Co., Ltd.	100	1,552
Iida Group Holdings Co., Ltd.	100	1,233
Nikon Corp.	400	5,351
Panasonic Corp.	1,500	17,853
Rinnai Corp.	300	20,343
Sekisui Chemical Co., Ltd.	1,000	12,136
Sekisui House, Ltd.	1,300	17,207
Sharp Corp. (b)	1,000	2,235
Sony Corp.	1,200	24,747

		102,657

HOUSEHOLD PRODUCTS — 1.2%
Unicharm Corp.	3,000	72,864

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Electric Power Development Co., Ltd.	300	10,209

INDUSTRIAL CONGLOMERATES — 0.4%
Toshiba Corp.	6,000	25,642

INSURANCE — 1.4%
MS&AD Insurance Group Holdings, Inc.	500	12,013
Sompo Japan Nipponkoa Holdings, Inc.	300	7,634
Sony Financial Holdings, Inc.	1,100	16,349
T&D Holdings, Inc.	500	6,080
The Dai-ichi Life Insurance Co., Ltd.	1,100	16,891
Tokio Marine Holdings, Inc.	700	22,966

		81,933

INTERNET & CATALOG RETAIL — 0.2%
Rakuten, Inc.	700	9,823

INTERNET SOFTWARE & SERVICES — 1.2%
Kakaku.com, Inc.	1,200	17,425
Mixi, Inc.	200	7,473
Yahoo! Japan Corp.	12,600	45,715

		70,613

IT SERVICES — 1.2%
Fujitsu, Ltd.	3,000	16,122
Itochu Techno-Solutions Corp.	100	3,561
Nomura Research Institute, Ltd.	600	18,541
NTT Data Corp.	300	11,297
Otsuka Corp.	600	19,117

		68,638

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

LEISURE PRODUCTS — 1.7%
Bandai Namco Holdings, Inc.	400	$8,554
Sankyo Co., Ltd.	300	10,384
Sega Sammy Holdings, Inc.	100	1,298
Shimano, Inc.	600	78,319
Yamaha Corp.	100	1,497

		100,052

MACHINERY — 5.3%
FANUC Corp.	100	16,636
Hino Motors, Ltd.	1,800	24,066
Hitachi Construction Machinery Co., Ltd.	100	2,142
IHI Corp.	1,000	5,146
JTEKT Corp.	200	3,426
Kawasaki Heavy Industries, Ltd.	1,000	4,612
Komatsu, Ltd.	800	17,909
Kubota Corp.	7,000	102,815
Kurita Water Industries, Ltd.	100	2,104
Makita Corp.	700	31,995
Mitsubishi Heavy Industries, Ltd.	2,000	11,173
Nabtesco Corp.	100	2,451
SMC Corp.	300	79,995
Sumitomo Heavy Industries, Ltd.	1,000	5,447
THK Co., Ltd.	100	2,441

		312,358

MARINE — 0.2%
Mitsui OSK Lines, Ltd.	1,000	2,994
Nippon Yusen K.K.	2,000	5,705

		8,699

MEDIA — 0.3%
Dentsu, Inc.	300	12,736
Hakuhodo DY Holdings, Inc.	300	2,902
Toho Co., Ltd.	200	4,566

		20,204

METALS & MINING — 0.7%
JFE Holdings, Inc.	600	13,492
Kobe Steel, Ltd.	4,000	6,973
Mitsubishi Materials Corp.	1,000	3,353
Nippon Steel & Sumitomo Metal Corp.	6,000	15,058

		38,876

MULTILINE RETAIL — 0.4%
Don Quijote Holdings Co., Ltd.	100	6,964
Isetan Mitsukoshi Holdings, Ltd.	300	3,768
J Front Retailing Co., Ltd.	500	5,868
Marui Group Co., Ltd.	100	913
Takashimaya Co., Ltd.	1,000	8,065

		25,578

OIL, GAS & CONSUMABLE FUELS — 1.5%
Idemitsu Kosan Co., Ltd.	400	6,666
Inpex Corp.	700	7,856
JX Holdings, Inc.	9,000	35,266
Showa Shell Sekiyu K.K.	600	5,960
TonenGeneral Sekiyu K.K.	4,000	34,330

		90,078

PAPER & FOREST PRODUCTS — 0.1%
OJI Paper Co., Ltd.	1,000	3,612

PERSONAL PRODUCTS — 2.5%
Kao Corp.	3,400	134,900
Shiseido Co., Ltd.	700	9,884

		144,784

PHARMACEUTICALS — 5.9%
Astellas Pharma, Inc.	2,300	32,353
Chugai Pharmaceutical Co., Ltd.	1,500	37,082
Daiichi Sankyo Co., Ltd.	1,100	15,487
Eisai Co., Ltd.	900	35,071
Hisamitsu Pharmaceutical Co., Inc.	100	3,161
Kyowa Hakko Kirin Co., Ltd.	1,000	9,475
Mitsubishi Tanabe Pharma Corp.	1,800	26,573
Ono Pharmaceutical Co., Ltd.	100	8,950
Otsuka Holdings Co., Ltd.	3,200	96,538
Santen Pharmaceutical Co., Ltd.	200	10,793
Shionogi & Co., Ltd.	500	13,032
Sumitomo Dainippon Pharma Co., Ltd.	200	1,953
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,172
Takeda Pharmaceutical Co., Ltd.	1,100	45,841

		342,481

PROFESSIONAL SERVICES — 0.5%
Recruit Holdings Co., Ltd. (b)	1,000	28,692

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Japan Prime Realty Investment Corp.	5	17,432
Japan Real Estate Investment Corp.	4	19,350
Japan Retail Fund Investment Corp.	12	25,422
Nippon Building Fund, Inc.	4	20,151
Nippon Prologis REIT, Inc.	9	19,562
United Urban Investment Corp.	19	29,936

		131,853

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Daito Trust Construction Co., Ltd.	700	79,987
Daiwa House Industry Co., Ltd.	1,300	24,863
Nomura Real Estate Holdings, Inc.	100	1,733
NTT Urban Development Corp.	100	1,020
Tokyu Fudosan Holdings Corp.	300	2,104

		109,707

ROAD & RAIL — 4.0%
Central Japan Railway Co.	100	15,130
East Japan Railway Co.	600	45,655
Hankyu Hanshin Holdings, Inc.	4,000	21,652
Keikyu Corp.	1,000	7,465
Keio Corp.	1,000	7,281
Keisei Electric Railway Co., Ltd.	1,000	12,286
Kintetsu Corp.	4,000	13,245
Nagoya Railroad Co., Ltd.	4,000	14,980
Nippon Express Co., Ltd.	3,000	15,364
Odakyu Electric Railway Co., Ltd.	2,000	17,882
Tobu Railway Co., Ltd.	4,000	17,282
Tokyu Corp.	2,000	12,494
West Japan Railway Co.	700	33,349

		234,065

SOFTWARE — 1.2%
GungHo Online Entertainment, Inc.	300	1,103
Konami Corp.	100	1,852
Nexon Co., Ltd.	100	938
Nintendo Co., Ltd.	100	10,513
Oracle Corp.	700	28,638

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Trend Micro, Inc.	900	$25,072

		68,116

SPECIALTY RETAIL — 4.5%
ABC-Mart, Inc.	400	19,450
Fast Retailing Co., Ltd.	300	110,196
Hikari Tsushin, Inc.	100	6,139
Nitori Holding Co., Ltd.	800	43,238
Sanrio Co., Ltd.	400	10,009
Shimamura Co., Ltd.	300	26,023
USS Co., Ltd.	2,600	40,357
Yamada Denki Co., Ltd.	2,900	9,820

		265,232

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.1%
Brother Industries, Ltd.	1,500	27,574
Canon, Inc.	1,800	57,658
FUJIFILM Holdings Corp.	600	18,521
Konica Minolta Holdings, Inc.	400	4,421
NEC Corp.	2,000	5,889
Ricoh Co., Ltd.	700	7,175
Seiko Epson Corp.	100	4,245

		125,483

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Asics Corp.	1,000	24,146

TOBACCO — 1.9%
Japan Tobacco, Inc.	4,100	113,806

TRADING COMPANIES & DISTRIBUTORS — 3.5%
ITOCHU Corp.	3,100	33,406
Marubeni Corp.	5,000	30,222
Mitsubishi Corp.	3,400	62,870
Mitsui & Co., Ltd.	3,400	45,983
Sumitomo Corp.	2,500	25,897
Toyota Tsusho Corp.	300	7,064

		205,442

TRANSPORTATION INFRASTRUCTURE — 0.2%
Kamigumi Co., Ltd.	1,000	8,975

WIRELESS TELECOMMUNICATION SERVICES — 3.6%
KDDI Corp.	2,200	140,134
NTT DoCoMo, Inc.	3,000	44,239
Softbank Corp.	400	24,055

		208,428

TOTAL COMMON STOCKS —
(Cost $5,982,254)		5,830,119

SHORT TERM INVESTMENT — 0.9%
UNITED STATES — 0.9%
MONEY MARKET FUND — 0.9%
State Street Institutional Liquid Reserves Fund 0.07% (c)(d) (Cost $50,555)	50,555	50,555

TOTAL INVESTMENTS — 100.6%
(Cost $6,032,809)		5,880,674
OTHER ASSETS & LIABILITIES — (0.6)%		(33,252)

NET ASSETS — 100.0%		$5,847,422

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Non-income producing security
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR MSCI Japan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	8.9%
Banks	7.7
Electronic Equipment, Instruments & Components	6.1
Pharmaceuticals	5.9
Machinery	5.3
Specialty Retail	4.5
Road & Rail	4.0
Wireless Telecommunication Services	3.6
Trading Companies & Distributors	3.5
Auto Components	3.4
Chemicals	3.0
Personal Products	2.5
Hotels, Restaurants & Leisure	2.4
Real Estate Investment Trusts	2.3
Technology Hardware, Storage & Peripherals	2.1
Tobacco	1.9
Real Estate Management & Development	1.9
Household Durables	1.8
Food & Staples Retailing	1.7
Leisure Products	1.7
Oil, Gas & Consumable Fuels	1.5
Food Products	1.4
Insurance	1.4
Airlines	1.3
Commercial Services & Supplies	1.3
Gas Utilities	1.3
Household Products	1.2
Internet Software & Services	1.2
IT Services	1.2
Software	1.2
Beverages	1.0
Electric Utilities	1.0
Health Care Equipment & Supplies	1.0
Diversified Telecommunication Services	1.0
Diversified Financial Services	0.9
Building Products	0.8
Metals & Mining	0.7
Construction & Engineering	0.6
Health Care Technology	0.6
Electrical Equipment	0.5
Professional Services	0.5
Air Freight & Logistics	0.4
Industrial Conglomerates	0.4
Multiline Retail	0.4
Textiles, Apparel & Luxury Goods	0.4
Health Care Providers & Services	0.4
Media	0.3
Capital Markets	0.3
Diversified Consumer Services	0.3
Independent Power and Renewable Electricity Producers	0.2
Internet & Catalog Retail	0.2
Transportation Infrastructure	0.2
Marine	0.2
Paper & Forest Products	0.1
Construction Materials	0.1
Containers & Packaging	0.0 ***
Consumer Finance	0.0 ***
Short Term Investment	0.9
Other Assets & Liabilities	(0.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Mexico Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BANKS — 9.2%
Grupo Financiero Banorte SAB de CV	17,803	$98,075
Grupo Financiero Inbursa SAB de CV	36,727	94,884
Grupo Financiero Santander Mexico SAB de CV (Class B)	18,653	39,028

		231,987

BEVERAGES — 12.6%
Arca Continental SAB de CV (a)	11,075	70,133
Coca-Cola FEMSA SAB de CV (Series L)	6,165	52,968
Fomento Economico Mexicano SAB de CV (a)	22,125	196,456

		319,557

CHEMICALS — 1.7%
Mexichem SAB de CV (a)	14,397	43,768

CONSTRUCTION & ENGINEERING — 2.8%
Promotora y Operadora de Infraestructura SAB de CV (a)	5,877	70,728

CONSTRUCTION MATERIALS — 2.6%
Cemex SAB de CV (a)	65,246	66,575

CONSUMER FINANCE — 2.1%
Compartamos SAB de CV (a)	26,320	52,944

FOOD & STAPLES RETAILING — 10.3%
Controladora Comercial Mexicana SAB de CV	10,691	37,847
Grupo Comercial Chedraui SA de CV (a)	17,832	51,174
Wal-Mart de Mexico SAB de CV	80,018	172,199

		261,220

FOOD PRODUCTS — 5.8%
Gruma SAB de CV (Class B)	2,971	31,710
Grupo Bimbo SAB de CV (a)	25,251	69,724
Grupo Lala SAB de CV (a)	23,715	45,742

		147,176

HOUSEHOLD PRODUCTS — 2.7%
Kimberly-Clark de Mexico SAB de CV (Class A)	31,196	67,917

INDUSTRIAL CONGLOMERATES — 4.7%
Alfa SAB de CV (Class A) (a)	26,339	58,862
Grupo Carso SAB de CV	12,387	61,003

		119,865

MEDIA — 6.6%
Grupo Televisa SAB (a)	24,329	166,031

METALS & MINING — 8.0%
Grupo Mexico SAB de CV (Series B)	47,757	138,737
Industrias Penoles SAB de CV	2,404	47,055
Minera Frisco SAB de CV (a)	10,895	15,885

		201,677

MULTILINE RETAIL — 3.2%
El Puerto de Liverpool SAB de CV (a)	8,041	80,657

PHARMACEUTICALS — 1.4%
Genomma Lab Internacional SAB de CV (Class B) (a)	19,013	36,195

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Fibra Uno Administracion SA de CV REIT	19,348	57,074

TRANSPORTATION INFRASTRUCTURE — 6.7%
Grupo Aeroportuario del Pacifico SAB de CV (Class B)	10,309	64,848
Grupo Aeroportuario del Sureste SAB de CV (Class B) (a)	5,221	69,086
OHL Mexico SAB de CV (a)	18,971	35,201

		169,135

WIRELESS TELECOMMUNICATION SERVICES — 17.3%
America Movil SAB de CV (Series L)	391,944	436,092

TOTAL COMMON STOCKS —
(Cost $2,988,738)		2,528,598

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.07% (c)(d) (Cost $50)	50	50

TOTAL INVESTMENTS — 100.0%
(Cost $2,988,788)		2,528,648
OTHER ASSETS & LIABILITIES — 0.0% (b)		(1,075)

NET ASSETS — 100.0%		$2,527,573

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
REIT = Real Estate Investment Trust

SPDR MSCI Mexico Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Wireless Telecommunication Services	17.3%
Beverages	12.6
Food & Staples Retailing	10.3
Banks	9.2
Metals & Mining	8.0
Transportation Infrastructure	6.7
Media	6.6
Food Products	5.8
Industrial Conglomerates	4.7
Multiline Retail	3.2
Construction & Engineering	2.8
Household Products	2.7
Construction Materials	2.6
Real Estate Investment Trusts	2.3
Consumer Finance	2.1
Chemicals	1.7
Pharmaceuticals	1.4
Short Term Investment	0.0
Other Assets & Liabilities	0.0

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.5%
Korea Aerospace Industries, Ltd.	333	$12,058

AIR FREIGHT & LOGISTICS — 1.1%
Hyundai Glovis Co., Ltd.	112	29,703

AIRLINES — 0.1%
Korean Air Lines Co., Ltd. (a)	87	3,756

AUTO COMPONENTS — 6.2%
Halla Visteon Climate Control Corp.	271	11,933
Hankook Tire Co., Ltd.	484	23,206
Hyundai Mobis Co., Ltd.	480	103,062
Hyundai Wia Corp.	130	20,816

		159,017

AUTOMOBILES — 11.1%
Hyundai Motor Co.	830	127,617
Hyundai Motor Co. Preference Shares (b)	310	37,793
Hyundai Motor Co. Preference Shares (b)	214	24,629
Kia Motors Corp.	2,065	98,257

		288,296

BANKS — 5.6%
BS Financial Group, Inc.	314	4,142
DGB Financial Group, Inc.	623	6,405
Hana Financial Group, Inc.	856	24,921
Industrial Bank of Korea	1,382	17,728
KB Financial Group, Inc.	1,147	37,724
Shinhan Financial Group Co., Ltd.	1,087	43,959
Woori Bank (a)	1,133	10,308

		145,187

BEVERAGES — 0.2%
Hite Jinro Co., Ltd.	283	5,986

BUILDING PRODUCTS — 0.1%
KCC Corp.	4	1,892

CAPITAL MARKETS — 0.3%
Daewoo Securities Co., Ltd. (a)	148	1,323
Korea Investment Holdings Co., Ltd.	39	1,721
Mirae Asset Securities Co., Ltd.	29	1,133
Samsung Securities Co., Ltd.	73	2,959
Woori Investment & Securities Co., Ltd.	131	1,222

		8,358

CHEMICALS — 2.5%
Hanwha Chemical Corp.	230	2,469
Hanwha Corp.	171	4,862
Hyosung Corp.	54	3,360
Kumho Petrochemical Co., Ltd.	56	4,106
LG Chem, Ltd.	215	35,405
LG Chem, Ltd. Preference Shares	63	8,082
Lotte Chemical Corp.	31	4,513
OCI Co., Ltd. (a)	26	1,859

		64,656

COMMERCIAL SERVICES & SUPPLIES — 0.8%
KEPCO Plant Service & Engineering Co., Ltd.	120	8,702
S1 Corp.	174	11,271

		19,973

CONSTRUCTION & ENGINEERING — 0.8%
Daelim Industrial Co., Ltd.	51	3,053
Daewoo Engineering & Construction Co., Ltd. (a)	83	445
GS Engineering & Construction Corp. (a)	66	1,396
Hyundai Development Co.-Engineering & Construction	33	1,162
Hyundai Engineering & Construction Co., Ltd.	340	13,023
Samsung Engineering Co., Ltd. (a)	32	1,103

		20,182

CONSUMER FINANCE — 0.3%
Samsung Card Co., Ltd.	164	6,595

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
KT Corp.	971	27,606
LG Uplus Corp.	890	9,312

		36,918

ELECTRIC UTILITIES — 1.6%
Korea Electric Power Corp.	1,082	42,034

ELECTRICAL EQUIPMENT — 0.5%
Doosan Heavy Industries & Construction Co., Ltd.	146	3,142
LS Corp.	47	2,322
LS Industrial Systems Co., Ltd.	136	7,399

		12,863

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.8%
LG Display Co., Ltd. (a)	1,094	33,492
LG Innotek Co., Ltd. (a)	79	8,086
Samsung Electro-Mechanics Co., Ltd.	534	26,575
Samsung SDI Co., Ltd.	275	29,023

		97,176

FOOD & STAPLES RETAILING — 0.7%
E-Mart Co., Ltd.	96	17,730

FOOD PRODUCTS — 1.3%
CJ CheilJedang Corp.	39	10,875
Lotte Confectionery Co., Ltd.	3	4,858
Orion Corp.	19	17,546

		33,279

GAS UTILITIES — 0.6%
Korea Gas Corp. (a)	333	15,012

HOTELS, RESTAURANTS & LEISURE — 1.4%
Kangwon Land, Inc.	1,183	32,719
Paradise Co., Ltd.	173	3,715

		36,434

HOUSEHOLD DURABLES — 1.5%
Coway Co., Ltd.	270	20,683
LG Electronics, Inc.	328	17,636

		38,319

HOUSEHOLD PRODUCTS — 1.4%
LG Household & Health Care, Ltd.	64	36,275

INDUSTRIAL CONGLOMERATES — 2.6%
CJ Corp.	27	3,832
Doosan Corp.	21	1,977
LG Corp.	586	32,628
SK Holdings Co., Ltd.	202	30,048

		68,485

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

INSURANCE — 7.4%
Dongbu Insurance Co., Ltd.	533	$26,671
Hanwha Life Insurance Co., Ltd.	2,445	18,441
Hyundai Marine & Fire Insurance Co., Ltd.	856	20,248
Samsung Fire & Marine Insurance Co., Ltd.	280	71,965
Samsung Life Insurance Co., Ltd.	509	53,949

		191,274

INTERNET SOFTWARE & SERVICES — 4.3%
Daum Kakao Corp.	91	10,233
NAVER Corp.	157	101,700

		111,933

IT SERVICES — 1.2%
SK C&C Co., Ltd.	166	32,244

MACHINERY — 1.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	211	3,580
Doosan Infracore Co., Ltd. (a)	249	2,202
Hyundai Heavy Industries Co., Ltd.	188	19,670
Hyundai Mipo Dockyard Co., Ltd.	9	571
Samsung Heavy Industries Co., Ltd.	475	8,621

		34,644

MARINE — 0.0% (c)
Hyundai Merchant Marine Co., Ltd. (a)	76	691

MEDIA — 0.4%
Cheil Worldwide, Inc. (a)	662	10,359

METALS & MINING — 2.9%
Hyundai Steel Co.	131	7,568
Korea Zinc Co., Ltd.	38	13,950
POSCO	214	53,639

		75,157

MULTILINE RETAIL — 1.3%
Hyundai Department Store Co., Ltd.	112	12,533
Lotte Shopping Co., Ltd.	70	17,386
Shinsegae Co., Ltd.	16	2,635

		32,554

OIL, GAS & CONSUMABLE FUELS — 2.5%
GS Holdings Corp.	515	18,742
S-Oil Corp.	424	18,670
SK Innovation Co., Ltd.	340	26,324

		63,736

PERSONAL PRODUCTS — 1.8%
Amorepacific Corp.	16	32,316
AMOREPACIFIC Group	16	14,528

		46,844

PHARMACEUTICALS — 1.0%
Celltrion, Inc. (a)	218	7,705
Yuhan Corp.	110	16,963

		24,668

ROAD & RAIL — 0.0% (c)
CJ Korea Express Co., Ltd.	4	713

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
SK Hynix, Inc. (a)	1,186	51,523

SOFTWARE — 1.0%
NCSoft Corp.	153	25,334

SPECIALTY RETAIL — 0.0% (c)
Hotel Shilla Co., Ltd.	12	998

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 22.1%
Samsung Electronics Co., Ltd.	391	472,053
Samsung Electronics Co., Ltd. Preference Share	104	98,309

		570,362

TOBACCO — 2.3%
KT&G Corp.	877	60,719

TRADING COMPANIES & DISTRIBUTORS — 0.7%
Daewoo International Corp.	209	5,980
Samsung C&T Corp.	160	8,952
SK Networks Co., Ltd. (a)	284	2,310

		17,242

WIRELESS TELECOMMUNICATION SERVICES — 1.3%
SK Telecom Co., Ltd.	134	32,673

TOTAL COMMON STOCKS —
(Cost $2,951,837)		2,583,852

RIGHTS — 0.0% (c)
BANKS — 0.0% (c)
DGB Financial Group, Inc. (expiring 1/13/15) (a) (Cost $0)	130	136

SHORT TERM INVESTMENT — 1.7%
UNITED STATES — 1.7%
MONEY MARKET FUND — 1.7%
State Street Institutional Liquid Reserves Fund 0.07% (d)(e) (Cost $42,162)	42,162	42,162

TOTAL INVESTMENTS — 101.6%
(Cost $2,993,999)		2,626,150
OTHER ASSETS & LIABILITIES — (1.6)%		(40,208)

NET ASSETS — 100.0%		$2,585,942

(a)	Non-income producing security
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI South Korea Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

	PERCENT OF
INDUSTRY **	NET ASSETS

Technology Hardware, Storage & Peripherals	22.1%
Automobiles	11.1
Insurance	7.4
Auto Components	6.2
Banks	5.6
Internet Software & Services	4.3
Electronic Equipment, Instruments & Components	3.8
Metals & Mining	2.9
Industrial Conglomerates	2.6
Chemicals	2.5
Oil, Gas & Consumable Fuels	2.5
Tobacco	2.3
Semiconductors & Semiconductor Equipment	2.0
Personal Products	1.8
Electric Utilities	1.6
Household Durables	1.5
Diversified Telecommunication Services	1.4
Hotels, Restaurants & Leisure	1.4
Household Products	1.4
Machinery	1.3
Food Products	1.3
Wireless Telecommunication Services	1.3
Multiline Retail	1.3
IT Services	1.2
Air Freight & Logistics	1.1
Software	1.0
Pharmaceuticals	1.0
Construction & Engineering	0.8
Commercial Services & Supplies	0.8
Food & Staples Retailing	0.7
Trading Companies & Distributors	0.7
Gas Utilities	0.6
Electrical Equipment	0.5
Aerospace & Defense	0.5
Media	0.4
Capital Markets	0.3
Consumer Finance	0.3
Beverages	0.2
Airlines	0.1
Building Products	0.1
Specialty Retail	0.0	***
Road & Rail	0.0	***
Marine	0.0	***
Short Term Investment	1.7
Other Assets & Liabilities	(1.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI Spain Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AIRLINES — 2.7%
International Consolidated Airlines Group SA (a)	26,919	$201,629

BANKS — 31.5%
Banco Bilbao Vizcaya Argentaria SA	50,433	479,302
Banco de Sabadell SA	68,525	182,836
Banco Popular Espanol SA	31,273	157,422
Banco Santander SA	132,206	1,119,194
Bankia SA (a)	73,623	110,290
Bankinter SA	15,202	123,266
CaixaBank SA	40,575	214,117

		2,386,427

BIOTECHNOLOGY — 2.2%
Grifols SA	4,216	168,964

CONSTRUCTION & ENGINEERING — 6.7%
ACS, Actividades de Construccion y Servicios SA	6,265	219,620
Ferrovial SA	14,618	290,532

		510,152

DIVERSIFIED TELECOMMUNICATION SERVICES — 11.3%
Telefonica SA	59,441	857,365

ELECTRIC UTILITIES — 10.6%
Iberdrola SA	74,187	502,443
Red Electrica Corp. SA	3,405	301,642

		804,085

FOOD & STAPLES RETAILING — 2.5%
Distribuidora Internacional de Alimentacion SA	27,818	189,411

GAS UTILITIES — 7.6%
Enagas SA	9,900	313,683
Gas Natural SDG SA	10,425	262,514

		576,197

INSURANCE — 3.6%
Grupo Catalana Occidente SA	4,050	117,568
Mapfre SA	44,641	151,952

		269,520

IT SERVICES — 3.8%
Amadeus IT Holding SA (Class A)	7,199	288,208

MACHINERY — 2.8%
Zardoya Otis SA	18,759	208,834

MEDIA — 1.6%
Mediaset Espana Comunicacion SA (a)	9,728	122,952

OIL, GAS & CONSUMABLE FUELS — 4.0%
Repsol SA	15,859	298,311

SPECIALTY RETAIL — 5.6%
Inditex SA	14,671	420,827

TRANSPORTATION INFRASTRUCTURE — 3.1%
Abertis Infraestructuras SA	11,955	237,679

TOTAL COMMON STOCKS —
(Cost $8,945,006)		7,540,561

RIGHTS — 0.2%
BANKS — 0.1%
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a)	50,433	4,821

OIL, GAS & CONSUMABLE FUELS — 0.1%
Repsol SA (expiring 1/8/15) (a)	15,859	8,770

TOTAL RIGHTS —
(Cost $14,121)		13,591

SHORT TERM INVESTMENT — 2.6%
UNITED STATES — 2.6%
MONEY MARKET FUND — 2.6%
State Street Institutional Liquid Reserves Fund 0.07% (b)(c) (Cost $194,515)	194,515	194,515

TOTAL INVESTMENTS — 102.4%
(Cost $9,153,642)		7,748,667
OTHER ASSETS & LIABILITIES — (2.4)%		(182,667)

NET ASSETS — 100.0%		$7,566,000

(a)	Non-income producing security
(b)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(c)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI Spain Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	31.6%
Diversified Telecommunication Services	11.3
Electric Utilities	10.6
Gas Utilities	7.6
Construction & Engineering	6.7
Specialty Retail	5.6
Oil, Gas & Consumable Fuels	4.1
IT Services	3.8
Insurance	3.6
Transportation Infrastructure	3.1
Machinery	2.8
Airlines	2.7
Food & Staples Retailing	2.5
Biotechnology	2.2
Media	1.6
Short Term Investment	2.6
Other Assets & Liabilities	(2.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
AIRLINES — 0.7%
China Airlines, Ltd. (a)	51,000	$23,400
Eva Airways Corp. (a)	22,000	15,420

		38,820

AUTO COMPONENTS — 1.3%
Cheng Shin Rubber Industry Co., Ltd.	33,000	77,691

AUTOMOBILES — 0.1%
China Motor Corp.	3,000	2,653
Yulon Motor Co., Ltd.	4,000	5,886

		8,539

BANKS — 10.3%
Chang Hwa Commercial Bank, Ltd.	83,000	47,669
China Development Financial Holding Corp.	166,000	53,054
CTBC Financial Holding Co., Ltd.	127,550	82,943
E.Sun Financial Holding Co., Ltd.	43,000	26,737
First Financial Holding Co., Ltd	135,000	79,671
Hua Nan Financial Holdings Co., Ltd.	138,000	77,511
Mega Financial Holding Co., Ltd.	116,000	89,747
SinoPac Financial Holdings Co., Ltd.	82,675	34,010
Taishin Financial Holding Co., Ltd.	67,000	27,668
Taiwan Business Bank (a)	28,000	8,142
Taiwan Cooperative Financial Holding Co., Ltd.	155,000	79,947

		607,099

BUILDING PRODUCTS — 0.0% (b)
Taiwan Glass Industry Corp.	2,000	1,563

CAPITAL MARKETS — 0.4%
Yuanta Financial Holding Co., Ltd.	44,000	21,442

CHEMICALS — 2.4%
Formosa Chemicals & Fibre Corp.	21,000	44,456
Formosa Plastics Corp.	23,000	52,620
Nan Ya Plastics Corp.	17,000	35,235
Taiwan Fertilizer Co., Ltd.	3,000	5,297
TSRC Corp.	3,000	3,223

		140,831

CONSTRUCTION & ENGINEERING — 0.1%
CTCI Corp.	2,000	3,190

CONSTRUCTION MATERIALS — 1.2%
Asia Cement Corp.	31,000	38,257
Taiwan Cement Corp.	24,000	32,960

		71,217

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Chailease Holding Co., Ltd.	3,000	7,481
Fubon Financial Holding Co., Ltd.	34,000	54,547

		62,028

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
Asia Pacific Telecom Co., Ltd.	12,000	6,626
Chunghwa Telecom Co., Ltd.	97,000	288,526

		295,152

ELECTRICAL EQUIPMENT — 0.2%
Teco Electric & Machinery Co., Ltd.	7,000	6,679
Walsin Lihwa Corp. (a)	24,000	7,564

		14,243

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 16.6%
AU Optronics Corp.	71,000	36,396
Delta Electronics, Inc.	42,000	250,522
Hon Hai Precision Industry Co., Ltd.	105,000	292,054
Innolux Corp.	103,000	50,193
Largan Precision Co., Ltd.	2,000	151,573
Simplo Technology Co., Ltd.	9,000	44,855
Synnex Technology International Corp.	40,000	58,351
TPK Holding Co., Ltd.	2,000	11,993
Unimicron Technology Corp.	13,000	9,935
WPG Holdings, Ltd.	48,000	55,971
Zhen Ding Technology Holding, Ltd.	7,000	18,828

		980,671

FOOD & STAPLES RETAILING — 2.4%
President Chain Store Corp.	18,000	139,263

FOOD PRODUCTS — 1.2%
Standard Foods Corp.	8,000	17,721
Uni-President Enterprises Corp.	34,000	54,009

		71,730

HOTELS, RESTAURANTS & LEISURE — 0.4%
Formosa International Hotels Corp.	2,000	21,391

INDUSTRIAL CONGLOMERATES — 0.4%
Far Eastern New Century Corp.	23,000	22,853

INSURANCE — 1.6%
Cathay Financial Holding Co., Ltd.	44,000	65,369
China Life Insurance Co., Ltd.	16,000	13,316
Shin Kong Financial Holding Co., Ltd.	47,440	13,526

		92,211

LEISURE PRODUCTS — 1.3%
Giant Manufacturing Co., Ltd.	5,000	44,459
Merida Industry Co., Ltd.	5,000	33,938

		78,397

MARINE — 0.3%
Evergreen Marine Corp., Ltd. (a)	7,000	4,962
U-Ming Marine Transport Corp.	6,000	9,474
Yang Ming Marine Transport Corp. (a)	8,000	4,265

		18,701

METALS & MINING — 1.5%
China Steel Corp.	107,000	89,048

MULTILINE RETAIL — 0.1%
Far Eastern Department Stores, Ltd.	6,000	5,354

OIL, GAS & CONSUMABLE FUELS — 0.6%
Formosa Petrochemical Corp.	15,000	32,609

PHARMACEUTICALS — 0.1%
ScinoPharm Taiwan, Ltd.	3,000	5,316

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Farglory Land Development Co., Ltd.	3,000	3,584
Highwealth Construction Corp.	4,000	8,088
Ruentex Development Co., Ltd.	3,000	4,784

		16,456

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 29.7%
Advanced Semiconductor Engineering, Inc.	67,000	80,777
Epistar Corp.	4,000	7,961

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Hermes Microvision, Inc.	1,000	$50,630
Inotera Memories, Inc. (a)	43,000	68,306
Kinsus Interconnect Technology Corp.	8,000	26,707
MediaTek, Inc.	26,000	380,103
Novatek Microelectronics Corp.	15,000	84,488
Phison Electronics Corp.	4,000	27,720
Powertech Technology, Inc. (a)	5,000	8,575
Radiant Opto-Electronics Corp.	10,000	32,118
Realtek Semiconductor Corp.	3,000	10,063
Siliconware Precision Industries Co., Ltd.	30,000	45,519
Taiwan Semiconductor Manufacturing Co., Ltd.	177,000	789,728
Transcend Information, Inc.	18,000	56,218
United Microelectronics Corp.	153,000	71,412
Vanguard International Semiconductor Corp.	8,000	13,240

		1,753,565

SPECIALTY RETAIL — 0.3%
Hotai Motor Co., Ltd.	1,000	15,047

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 14.9%
Acer, Inc. (a)	42,000	28,375
Advantech Co., Ltd.	10,000	74,204
Asustek Computer, Inc.	19,000	208,325
Catcher Technology Co., Ltd.	5,000	39,001
Chicony Electronics Co., Ltd.	20,000	56,009
Clevo Co.	8,000	12,531
Compal Electronics, Inc.	62,000	43,554
Foxconn Technology Co., Ltd.	25,000	67,480
HTC Corp. (a)	14,000	62,907
Inventec Corp.	29,000	19,592
Lite-On Technology Corp.	51,000	58,743
Pegatron Corp.	23,000	53,130
Quanta Computer, Inc.	40,000	100,247
Wistron Corp.	59,000	53,582

		877,680

TEXTILES, APPAREL & LUXURY GOODS — 1.4%
Eclat Textile Co., Ltd.	3,000	30,473
Formosa Taffeta Co., Ltd.	5,000	4,968
Pou Chen Corp.	15,000	18,250
Ruentex Industries, Ltd.	13,000	27,438

		81,129

WIRELESS TELECOMMUNICATION SERVICES — 4.3%
Far EasTone Telecommunications Co., Ltd.	42,000	97,019
Taiwan Mobile Co., Ltd.	48,000	158,724

		255,743

TOTAL COMMON STOCKS —
(Cost $5,997,031)		5,898,979

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.07% (c)(d) (Cost $9,589)	9,589	9,589

TOTAL INVESTMENTS — 100.2%
(Cost $6,006,620)		5,908,568
OTHER ASSETS & LIABILITIES — (0.2)%		(14,714)

NET ASSETS — 100.0%		$5,893,854

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.

SPDR MSCI Taiwan Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Semiconductors & Semiconductor Equipment	29.7%
Electronic Equipment, Instruments & Components	16.6
Technology Hardware, Storage & Peripherals	14.9
Banks	10.3
Diversified Telecommunication Services	5.0
Wireless Telecommunication Services	4.3
Chemicals	2.4
Food & Staples Retailing	2.4
Insurance	1.6
Metals & Mining	1.5
Textiles, Apparel & Luxury Goods	1.4
Leisure Products	1.3
Auto Components	1.3
Food Products	1.2
Construction Materials	1.2
Diversified Financial Services	1.0
Airlines	0.7
Oil, Gas & Consumable Fuels	0.6
Industrial Conglomerates	0.4
Capital Markets	0.4
Hotels, Restaurants & Leisure	0.4
Marine	0.3
Real Estate Management & Development	0.3
Specialty Retail	0.3
Electrical Equipment	0.2
Automobiles	0.1
Multiline Retail	0.1
Pharmaceuticals	0.1
Construction & Engineering	0.1
Building Products	0.0 ***
Short Term Investment	0.1
Other Assets & Liabilities	(0.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 5.4%
BAE Systems PLC	18,447	$135,764
Cobham PLC	5,071	25,611
Meggitt PLC	3,346	27,077
Rolls-Royce Holdings PLC (a)	7,745	105,064

		293,516

AIR FREIGHT & LOGISTICS — 0.1%
Royal Mail PLC	644	4,317

AIRLINES — 0.5%
easyJet PLC	949	24,726

AUTO COMPONENTS — 0.1%
GKN PLC	998	5,353

BANKS — 8.4%
Barclays PLC	20,870	79,239
HSBC Holdings PLC	27,167	257,804
Lloyds Banking Group PLC (a)	35,108	41,506
Royal Bank of Scotland Group PLC (a)	2,192	13,480
Standard Chartered PLC	4,331	65,032

		457,061

BEVERAGES — 3.9%
Coca-Cola HBC AG (a)	110	2,106
Diageo PLC	6,177	178,038
SABMiller PLC	587	30,763

		210,907

CAPITAL MARKETS — 1.9%
3i Group PLC	898	6,304
Aberdeen Asset Management PLC	4,598	30,986
Hargreaves Lansdown PLC	1,719	27,125
ICAP PLC	2,124	14,983
Investec PLC	404	3,411
Schroders PLC	530	22,197

		105,006

CHEMICALS — 1.6%
Croda International PLC	853	35,405
Johnson Matthey PLC	968	51,273

		86,678

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Aggreko PLC	1,202	28,188
Babcock International Group PLC	922	15,210
G4S PLC	6,242	27,048

		70,446

CONTAINERS & PACKAGING — 0.6%
Rexam PLC	4,989	35,302

DIVERSIFIED FINANCIAL SERVICES — 0.2%
London Stock Exchange Group PLC	259	8,969

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.9%
BT Group PLC	11,809	73,929
Inmarsat PLC	2,486	30,991

		104,920

ELECTRIC UTILITIES — 1.2%
SSE PLC	2,571	65,023

ENERGY EQUIPMENT & SERVICES — 0.7%
Amec Foster Wheeler PLC	1,723	22,916
Petrofac, Ltd.	1,226	13,439

		36,355

FOOD & STAPLES RETAILING — 1.4%
J Sainsbury PLC	4,401	16,929
Tesco PLC	14,315	42,186
William Morrison Supermarkets PLC	6,880	19,761

		78,876

FOOD PRODUCTS — 5.1%
Associated British Foods PLC	1,819	89,428
Tate & Lyle PLC	2,791	26,242
Unilever PLC	3,931	161,081

		276,751

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Smith & Nephew PLC	5,404	100,103

HOTELS, RESTAURANTS & LEISURE — 5.4%
Carnival PLC	106	4,824
Compass Group PLC	10,061	172,721
InterContinental Hotels Group PLC	151	6,110
Merlin Entertainments PLC	2,323	14,438
TUI AG (a)	464	7,746
Whitbread PLC	827	61,509
William Hill PLC	4,371	24,706

		292,054

HOUSEHOLD DURABLES — 0.1%
Persimmon PLC (a)	122	3,002

HOUSEHOLD PRODUCTS — 3.2%
Reckitt Benckiser Group PLC	2,184	177,421

INDUSTRIAL CONGLOMERATES — 0.5%
Smiths Group PLC	1,642	28,112

INSURANCE — 4.3%
Admiral Group PLC	2,627	54,151
Aviva PLC	3,226	24,371
Direct Line Insurance Group PLC	11,016	50,036
Friends Life Group, Ltd.	4,268	24,370
Legal & General Group PLC	5,736	22,234
Old Mutual PLC	4,265	12,669
Prudential PLC	1,189	27,661
RSA Insurance Group PLC (a)	1,746	11,843
Standard Life PLC	1,112	6,937

		234,272

MACHINERY — 0.6%
IMI PLC	1,562	30,761
Melrose Industries PLC	538	2,238
The Weir Group PLC	86	2,482

		35,481

MEDIA — 5.5%
ITV PLC	21,778	73,076
Pearson PLC	1,008	18,704
Reed Elsevier PLC	8,212	140,850
Sky PLC	4,045	56,701
WPP PLC	612	12,835

		302,166

METALS & MINING — 3.6%
Anglo American PLC	1,591	29,782
Antofagasta PLC	246	2,886
BHP Billiton PLC	1,445	31,285

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Fresnillo PLC	650	$7,763
Glencore PLC (a)	10,435	48,617
Randgold Resources, Ltd.	344	23,494
Rio Tinto PLC	1,101	51,502

		195,329

MULTI-UTILITIES — 2.9%
Centrica PLC	11,037	48,014
National Grid PLC	7,654	109,571

		157,585

MULTILINE RETAIL — 2.1%
Marks & Spencer Group PLC	1,884	14,066
Next PLC	922	98,046

		112,112

OIL, GAS & CONSUMABLE FUELS — 12.0%
BG Group PLC	2,504	33,773
BP PLC	39,893	255,655
Royal Dutch Shell PLC (Class A)	6,456	216,783
Royal Dutch Shell PLC (Class B)	4,111	143,137
Tullow Oil PLC	671	4,330

		653,678

PHARMACEUTICALS — 6.8%
AstraZeneca PLC	2,302	163,515
GlaxoSmithKline PLC	4,937	105,925
Shire PLC	1,436	101,497

		370,937

PROFESSIONAL SERVICES — 2.0%
Capita PLC	3,466	58,421
Experian PLC	986	16,727
Intertek Group PLC	993	36,138

		111,286

REAL ESTATE INVESTMENT TRUSTS — 2.3%
Hammerson PLC	2,838	26,772
Intu Properties PLC	4,014	20,905
Land Securities Group PLC	2,402	43,333
Segro PLC	750	4,331
The British Land Co. PLC	2,577	31,221

		126,562

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% (b)
ARM Holdings PLC	122	1,893

SOFTWARE — 0.9%
The Sage Group PLC	6,689	48,572

SPECIALTY RETAIL — 0.6%
Dixons Carphone PLC	1,100	7,931
Kingfisher PLC	2,731	14,500
Sports Direct International PLC (a)	1,183	13,115

		35,546

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Burberry Group PLC	2,264	57,753

TOBACCO — 4.9%
British American Tobacco PLC	3,637	198,485
Imperial Tobacco Group PLC	1,609	71,150

		269,635

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Ashtead Group PLC	129	2,317
Bunzl PLC	2,680	73,714
Travis Perkins PLC	1,038	30,056
Wolseley PLC	154	8,851

		114,938

WATER UTILITIES — 0.3%
Severn Trent PLC	100	3,128
United Utilities Group PLC	771	11,012

		14,140

WIRELESS TELECOMMUNICATION SERVICES — 2.3%
Vodafone Group PLC	36,874	128,014

TOTAL COMMON STOCKS —
(Cost $5,941,158)		5,434,797

SHORT TERM INVESTMENT — 1.8%
UNITED STATES — 1.8%
MONEY MARKET FUND — 1.8%
State Street Institutional Liquid Reserves Fund 0.07% (c)(d) (Cost $98,785)	98,785	98,785

TOTAL INVESTMENTS — 101.4%
(Cost $6,039,943)		5,533,582
OTHER ASSETS & LIABILITIES — (1.4)%		(76,640)

NET ASSETS — 100.0%		$5,456,942

(a)	Non-income producing security
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR MSCI United Kingdom Quality Mix ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	12.0%
Banks	8.4
Pharmaceuticals	6.8
Media	5.5
Aerospace & Defense	5.4
Hotels, Restaurants & Leisure	5.4
Food Products	5.1
Tobacco	4.9
Insurance	4.3
Beverages	3.9
Metals & Mining	3.6
Household Products	3.2
Multi-Utilities	2.9
Wireless Telecommunication Services	2.3
Real Estate Investment Trusts	2.3
Trading Companies & Distributors	2.1
Multiline Retail	2.1
Professional Services	2.0
Capital Markets	1.9
Diversified Telecommunication Services	1.9
Health Care Equipment & Supplies	1.8
Chemicals	1.6
Food & Staples Retailing	1.4
Commercial Services & Supplies	1.3
Electric Utilities	1.2
Textiles, Apparel & Luxury Goods	1.1
Software	0.9
Energy Equipment & Services	0.7
Specialty Retail	0.6
Machinery	0.6
Containers & Packaging	0.6
Industrial Conglomerates	0.5
Airlines	0.5
Water Utilities	0.3
Diversified Financial Services	0.2
Auto Components	0.1
Air Freight & Logistics	0.1
Household Durables	0.1
Semiconductors & Semiconductor Equipment	0.0 ***
Short Term Investment	1.8
Other Assets & Liabilities	(1.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
JAPAN — 99.4%
AIR FREIGHT & LOGISTICS — 0.3%
Yamato Holdings Co., Ltd.	2,380	$47,532

AIRLINES — 0.5%
All Nippon Airways Co., Ltd.	10,000	24,963
Japan Airlines Co., Ltd.	2,000	60,053

		85,016

AUTO COMPONENTS — 3.6%
Aisin Seiki Co., Ltd.	1,168	42,426
Bridgestone Corp.	3,803	133,190
Daido Metal Co., Ltd.	1,000	10,142
Denso Corp.	2,647	124,783
FCC Co., Ltd. (a)	984	17,178
Futaba Industrial Co., Ltd.	408	1,936
Keihin Corp.	556	8,324
NGK Spark Plug Co., Ltd.	760	23,295
NHK Spring Co., Ltd.	340	2,995
Nifco, Inc.	1,028	33,611
Nissin Kogyo Co., Ltd.	616	8,626
NOK Corp.	1,016	26,185
Showa Corp.	1,212	11,362
Stanley Electric Co., Ltd.	644	14,073
Sumitomo Electric Industries, Ltd.	3,787	47,789
Sumitomo Rubber Industries, Inc.	1,808	27,144
Tokai Rika Co., Ltd.	20	425
Toyo Tire & Rubber Co., Ltd.	900	17,911
Toyota Industries Corp.	1,172	60,704

		612,099

AUTOMOBILES — 8.8%
Daihatsu Motor Co., Ltd.	264	3,477
Fuji Heavy Industries, Ltd.	3,547	127,212
Honda Motor Co., Ltd.	9,374	275,681
Isuzu Motors, Ltd.	4,900	60,547
Mazda Motor Corp.	3,200	78,135
Mitsubishi Motors Corp. (a)	2,600	24,071
Nissan Motor Co., Ltd.	13,462	118,682
Suzuki Motor Corp.	2,192	66,549
Toyota Motor Corp.	11,477	723,493
Yamaha Motor Co., Ltd. (a)	1,216	24,767

		1,502,614

BANKS — 8.7%
Fukuoka Financial Group, Inc.	6,000	31,277
Hokuhoku Financial Group, Inc.	9,658	19,655
Mitsubishi UFJ Financial Group, Inc.	71,400	395,724
Mizuho Financial Group, Inc.	137,300	231,897
Resona Holdings, Inc.	9,500	48,485
Shinsei Bank, Ltd.	9,726	17,117
Sumitomo Mitsui Financial Group, Inc.	7,200	262,730
Sumitomo Mitsui Trust Holdings, Inc.	19,981	77,194
Suruga Bank, Ltd.	296	5,488
The 77 Bank, Ltd.	3,803	20,205
The Awa Bank, Ltd.	3,731	20,134
The Bank of Kyoto, Ltd.	1,916	16,172
The Bank of Yokohama, Ltd.	7,947	43,568
The Chiba Bank, Ltd.	6,063	40,152
The Chugoku Bank, Ltd.	1,704	23,451
The Hachijuni Bank, Ltd.	5,719	37,158
The Hiroshima Bank, Ltd.	5,811	27,917
The Hyakugo Bank, Ltd.	4,147	17,225
The Iyo Bank, Ltd.	1,580	17,277
The Joyo Bank, Ltd.	4,155	20,793
The Juroku Bank, Ltd.	5,883	21,001
The Musashino Bank, Ltd.	420	14,135
The Nanto Bank, Ltd.	2,391	8,296
The Nishi-Nippon City Bank, Ltd.	7,799	22,767
The Shizuoka Bank, Ltd.	2,363	21,818
Yamaguchi Financial Group, Inc. (a)	2,076	21,557

		1,483,193

BEVERAGES — 1.3%
Asahi Group Holdings, Ltd.	2,584	80,745
Ito En, Ltd. (a)	1,356	24,588
Kirin Holdings Co., Ltd.	6,107	76,252
Suntory Beverage & Food, Ltd.	900	31,302
Takara Holdings, Inc.	2,279	14,902

		227,789

BIOTECHNOLOGY — 0.1%
GNI Group, Ltd. (a)(b)	3,000	8,032
Takara Bio, Inc. (a)	300	3,566

		11,598

BUILDING PRODUCTS — 1.3%
Aica Kogyo Co., Ltd.	284	5,924
Asahi Glass Co., Ltd. (a)	6,299	30,945
Daikin Industries, Ltd.	1,432	93,281
LIXIL Group Corp.	1,772	37,747
Nippon Sheet Glass Co., Ltd. (a)(b)	6,000	5,705
TOTO, Ltd.	3,444	40,445

		214,047

CAPITAL MARKETS — 1.4%
Daiwa Securities Group, Inc.	8,482	67,038
Jafco Co., Ltd.	212	7,364
Nomura Holdings, Inc.	18,376	105,785
Okasan Securities Group, Inc.	2,107	16,080
SBI Holdings, Inc.	1,558	17,231
Tokai Tokyo Financial Holdings, Inc.	3,967	27,529

		241,027

CHEMICALS — 4.3%
Asahi Kasei Corp.	5,859	54,023
C. Uyemura & Co., Ltd.	200	9,392
Daicel Chemical Industries, Ltd.	2,055	24,304
DIC Corp. (a)	6,391	15,512
Hitachi Chemical Co., Ltd.	976	17,453
JSR Corp.	1,360	23,549
Kaneka Corp.	2,224	12,020
Kansai Paint Co., Ltd.	2,092	32,681
Kuraray Co., Ltd.	2,971	34,147
Mitsubishi Chemical Holdings Corp.	6,023	29,564
Mitsubishi Gas Chemical Co., Inc.	2,268	11,482
Mitsui Chemicals, Inc.	5,843	16,765
Nissan Chemical Industries, Ltd. (a)	2,116	38,827
Nitto Denko Corp.	784	44,289
Shin-Etsu Chemical Co., Ltd.	2,420	158,770
Showa Denko KK (a)	7,723	9,598
Sumitomo Chemical Co., Ltd.	9,674	38,649
Teijin, Ltd.	6,367	17,047
Tokai Carbon Co., Ltd.	1,828	5,413
Toray Industries, Inc. (a)	7,758	62,649

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Tosoh Corp.	5,599	$27,366
Toyobo Co., Ltd.	8,302	11,217
Ube Industries, Ltd.	9,543	14,327
Zeon Corp.	2,132	19,329

		728,373

COMMERCIAL SERVICES & SUPPLIES — 1.0%
Aeon Delight Co., Ltd.	200	4,704
Dai Nippon Printing Co., Ltd.	3,739	33,992
Daiseki Co., Ltd.	400	6,990
Nissha Printing Co., Ltd.	236	3,988
Park24 Co., Ltd.	1,000	14,788
Secom Co., Ltd.	1,368	79,242
Toppan Printing Co., Ltd.	4,299	28,219

		171,923

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Denki Kogyo Co., Ltd.	1,000	4,471

CONSTRUCTION & ENGINEERING — 1.7%
Chiyoda Corp. (a)	1,688	14,163
COMSYS Holdings Corp.	2,000	27,691
JGC Corp. (a)	1,760	36,581
Kajima Corp.	7,595	31,610
Maeda Corp. (a)	3,855	31,735
Nishimatsu Construction Co., Ltd.	2,000	8,291
Obayashi Corp.	5,679	37,088
Raito Kogyo Co., Ltd.	100	881
Shimizu Corp.	5,559	38,159
Taisei Corp. (a)	10,995	63,001
Tokyu Construction Co., Ltd.	100	475

		289,675

CONSTRUCTION MATERIALS — 0.2%
Taiheiyo Cement Corp.	9,607	30,369

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (a)(b)	200	617
Aeon Credit Service Co., Ltd. (a)	1,040	20,835
Credit Saison Co., Ltd.	1,364	25,700
J Trust Co., Ltd. (a)	500	4,429
Jaccs Co., Ltd. (a)	2,000	10,226
Orient Corp. (b)	4,001	6,607

		68,414

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	1,048	13,216

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	16,945

DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	628	18,778

DIVERSIFIED FINANCIAL SERVICES — 0.7%
Japan Exchange Group, Inc. (a)	200	4,731
ORIX Corp.	7,600	96,573
Zenkoku Hosho Co., Ltd.	500	14,325

		115,629

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
Nippon Telegraph & Telephone Corp.	4,400	227,936

ELECTRIC UTILITIES — 1.3%
Chubu Electric Power Co., Inc. (b)	2,363	27,957
Hokkaido Electric Power Co., Inc. (a)(b)	928	7,454
Hokuriku Electric Power Co.	1,412	18,136
Kyushu Electric Power Co., Inc. (b)	2,376	23,979
Shikoku Electric Power Co., Inc. (b)	972	11,877
The Chugoku Electric Power Co., Inc.	1,648	21,718
The Kansai Electric Power Co., Inc. (b)	4,811	46,065
The Okinawa Electric Power Co., Inc.	36	1,145
The Tokyo Electric Power Co., Inc. (b)	8,667	35,566
Tohoku Electric Power Co., Inc.	2,843	33,340

		227,237

ELECTRICAL EQUIPMENT — 1.7%
Fuji Electric Holdings Co., Ltd.	6,099	24,621
Fujikura, Ltd.	4,107	17,127
Furukawa Electric Co., Ltd. (a)	3,899	6,537
GS Yuasa Corp.	1,000	4,295
Mitsubishi Electric Corp.	11,974	144,413
Nidec Corp. (a)	1,200	78,579
Tatsuta Electric Wire and Cable Co., Ltd.	1,300	5,519
Ushio, Inc. (a)	1,036	10,957

		292,048

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.8%
Alps Electric Co., Ltd.	1,568	30,197
Amano Corp.	1,236	12,835
Anritsu Corp.	100	702
Citizen Holdings Co., Ltd.	2,903	22,615
Hamamatsu Photonics K.K.	768	37,025
Hirose Electric Co., Ltd.	108	12,683
Hitachi, Ltd.	25,933	194,819
Horiba, Ltd. (a)	404	13,529
Hoya Corp.	2,632	90,115
Ibiden Co., Ltd.	996	14,853
Iriso Electronics Co., Ltd.	200	10,776
Japan Aviation Electronics Industry, Ltd.	1,000	22,203
Keyence Corp.	240	107,714
Kyocera Corp.	1,900	88,047
Murata Manufacturing Co., Ltd.	1,128	124,659
Nippon Electric Glass Co., Ltd.	3,548	16,128
Oki Electric Industry Co., Ltd.	6,166	11,931
Omron Corp.	1,380	62,730
Shimadzu Corp.	2,312	23,757
TDK Corp.	796	47,536
Yaskawa Electric Corp.	1,704	22,058
Yokogawa Electric Corp. (a)	1,964	21,836

		988,748

FOOD & STAPLES RETAILING — 1.6%
Aeon Co., Ltd. (a)	4,403	44,564
Cawachi, Ltd.	448	6,670
Cosmos Pharmaceutical Corp.	100	13,720
FamilyMart Co., Ltd. (a)	352	13,358
Lawson, Inc.	400	24,321
Seven & i Holdings Co., Ltd.	4,439	161,370
UNY Group Holdings Co., Ltd.	2,000	10,226

		274,229

FOOD PRODUCTS — 1.4%
Ajinomoto Co., Inc.	4,003	74,888
Hokuto Corp.	400	6,676
Kikkoman Corp.	1,256	31,071
MEIJI Holdings Co., Ltd.	400	36,732
Nissin Foods Holding Co., Ltd.	640	30,800
Sakata Seed Corp. (a)	1,584	26,503

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Yakult Honsha Co., Ltd.	564	$30,012

		236,682

GAS UTILITIES — 0.8%
Osaka Gas Co., Ltd.	12,150	45,704
Saibu Gas Co., Ltd.	10,273	22,535
Tokyo Gas Co., Ltd.	13,873	75,454

		143,693

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Asahi Intecc Co., Ltd.	300	14,813
Nakanishi, Inc.	300	12,786
Olympus Corp. (b)	1,042	37,110
Sysmex Corp.	800	35,965
Terumo Corp.	1,900	43,691

		144,365

HEALTH CARE PROVIDERS & SERVICES — 0.4%
BML, Inc.	200	5,330
Medipal Holdings Corp.	1,192	13,968
Miraca Holdings, Inc.	636	27,637
Nichii Gakkan Co. (a)	200	1,595
Suzuken Co., Ltd.	632	17,606
Tsukui Corp.	900	7,732

		73,868

HEALTH CARE TECHNOLOGY — 0.0% (c)
M3, Inc.	300	5,062

HOTELS, RESTAURANTS & LEISURE — 0.6%
Oriental Land Co., Ltd.	404	93,507
Round One Corp.	800	4,697

		98,204

HOUSEHOLD DURABLES — 2.9%
Casio Computer Co., Ltd. (a)	2,248	34,893
Fujitsu General, Ltd.	1,000	9,717
Funai Electric Co., Ltd. (a)	395	4,794
Haseko Corp.	1,800	14,653
Nikon Corp. (a)	1,840	24,616
Panasonic Corp.	12,581	149,740
Pioneer Corp. (b)	2,360	4,547
Sangetsu Co., Ltd.	176	4,294
Sekisui Chemical Co., Ltd.	2,079	25,230
Sekisui House, Ltd.	3,779	50,021
Sharp Corp. (a)(b)	5,519	12,336
Sony Corp.	6,811	140,458
Sumitomo Forestry Co., Ltd.	1,368	13,509

		488,808

HOUSEHOLD PRODUCTS — 0.3%
Unicharm Corp.	1,800	43,718

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Electric Power Development Co., Ltd.	840	28,585

INDUSTRIAL CONGLOMERATES — 0.9%
Keihan Electric Railway Co., Ltd.	5,747	31,013
Nisshinbo Holdings, Inc.	1,584	16,528
Toshiba Corp.	23,633	101,001

		148,542

INSURANCE — 2.4%
MS&AD Insurance Group Holdings, Inc.	3,536	84,953
Sompo Japan Nipponkoa Holdings, Inc.	2,000	50,895
Sony Financial Holdings, Inc.	1,600	23,781
T&D Holdings, Inc.	4,200	51,075
The Dai-ichi Life Insurance Co., Ltd.	4,200	64,491
Tokio Marine Holdings, Inc.	4,247	139,335

		414,530

INTERNET & CATALOG RETAIL — 0.5%
ASKUL Corp.	300	5,382
Rakuten, Inc. (b)	5,100	71,569

		76,951

INTERNET SOFTWARE & SERVICES — 0.5%
Dena Co., Ltd. (a)	800	9,649
F@N Communications, Inc.	400	4,417
Gree, Inc.	600	3,623
Gurunavi, Inc.	400	5,588
Internet Initiative Japan, Inc.	600	12,351
Kakaku.com, Inc. (a)	300	4,357
Mixi, Inc. (a)	200	7,473
Yahoo! Japan Corp. (a)	10,300	37,370

		84,828

IT SERVICES — 0.8%
Digital Garage, Inc.	300	4,607
Fujitsu, Ltd.	10,498	56,415
IT Holdings Corp.	832	12,623
Itochu Techno-Solutions Corp.	308	10,969
NET One Systems Co., Ltd. (a)	2,000	11,877
Nomura Research Institute, Ltd.	300	9,271
NTT Data Corp.	800	30,126
SCSK Corp.	100	2,527
TKC Corp.	400	6,632

		145,047

LEISURE PRODUCTS — 1.0%
Bandai Namco Holdings, Inc.	1,732	37,039
Sankyo Co., Ltd.	640	22,153
Sega Sammy Holdings, Inc.	1,631	21,167
Shimano, Inc.	492	64,221
Yamaha Corp.	1,192	17,846

		162,426

MACHINERY — 6.2%
Amada Co., Ltd.	1,727	14,937
DMG Mori Seiki Co., Ltd.	968	12,199
FANUC Corp.	1,180	196,298
Glory, Ltd.	1,044	28,474
IHI Corp.	10,311	53,062
JTEKT Corp.	1,408	24,121
Kawasaki Heavy Industries, Ltd.	7,978	36,798
Komatsu, Ltd.	5,439	121,759
Komori Corp. (a)	788	9,050
Kubota Corp.	4,663	68,490
Kurita Water Industries, Ltd.	976	20,538
Makita Corp.	876	40,039
Minebea Co., Ltd.	2,255	33,930
Mitsubishi Heavy Industries, Ltd.	18,676	104,335
Mitsui Engineering & Shipbuilding Co., Ltd.	7,567	13,443
NGK Insulators, Ltd.	1,320	27,458
NSK, Ltd.	2,463	29,623
NTN Corp.	2,495	11,196
OKUMA Corp.	1,648	13,154

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

OSG Corp.	1,012	$16,493
SMC Corp.	420	111,993
Sodick Co., Ltd.	100	823
Sumitomo Heavy Industries, Ltd.	3,795	20,669
Takuma Co., Ltd.	2,000	13,462
The Japan Steel Works, Ltd.	1,708	6,097
THK Co., Ltd.	1,000	24,405
Toshiba Machine Co., Ltd.	1,944	7,799

		1,060,645

MARINE — 0.3%
Kawasaki Kisen Kaisha, Ltd. (a)	5,759	15,611
Mitsui OSK Lines, Ltd.	4,491	13,447
Nippon Yusen K.K.	7,995	22,806

		51,864

MEDIA — 0.7%
Adways, Inc.	300	3,015
CyberAgent, Inc.	400	15,130
Dentsu, Inc.	1,600	67,926
Toho Co., Ltd.	1,352	30,864
Usen Corp. (b)	1,070	2,999

		119,934

METALS & MINING — 2.0%
Daido Steel Co., Ltd.	2,199	8,382
Dowa Holdings Co., Ltd.	1,767	14,222
JFE Holdings, Inc.	2,847	64,019
Kobe Steel, Ltd.	12,645	22,043
Mitsubishi Materials Corp. (a)	8,027	26,914
Mitsubishi Steel Manufacturing Co., Ltd.	4,000	8,274
Mitsui Mining & Smelting Co., Ltd.	5,839	14,269
Nippon Steel & Sumitomo Metal Corp.	36,755	92,244
Nippon Yakin Kogyo Co., Ltd. (b)	300	623
Nisshin Steel Co., Ltd. (a)	500	4,846
Sumitomo Metal Mining Co., Ltd.	3,575	53,970
Toho Zinc Co., Ltd.	4,000	13,412
Tokyo Steel Manufacturing Co., Ltd.	144	898
Topy Industries, Ltd. (a)	5,000	9,967
Yodogawa Steel Works, Ltd. (a)	3,963	14,874

		348,957

MULTILINE RETAIL — 1.0%
H2O Retailing Corp. (a)	2,300	36,890
Isetan Mitsukoshi Holdings, Ltd.	2,441	30,661
J Front Retailing Co., Ltd.	1,900	22,297
Marui Group Co., Ltd.	2,616	23,870
Ryohin Keikaku Co., Ltd.	236	29,290
Seria Co., Ltd.	300	10,009
Takashimaya Co., Ltd.	2,332	18,808

		171,825

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd.	5,927	8,453
Inpex Corp.	5,900	66,212
JX Holdings, Inc.	14,400	56,426
TonenGeneral Sekiyu K.K.	1,547	13,277

		144,368

PAPER & FOREST PRODUCTS — 0.2%
Nippon Paper Industries Co., Ltd. (a)	400	5,792
OJI Paper Co., Ltd.	5,839	21,087

		26,879

PERSONAL PRODUCTS — 1.2%
Euglena Co., Ltd. (b)	500	6,285
Kao Corp.	3,239	128,512
Mandom Corp.	1,116	36,860
Shiseido Co., Ltd. (a)	1,832	25,869

		197,526

PHARMACEUTICALS — 5.1%
Astellas Pharma, Inc.	12,700	178,644
Chugai Pharmaceutical Co., Ltd.	1,116	27,589
Daiichi Sankyo Co., Ltd.	4,051	57,034
Eisai Co., Ltd. (a)	1,540	60,010
Hisamitsu Pharmaceutical Co., Inc.	404	12,771
Kissei Pharmaceutical Co., Ltd.	1,000	26,440
Kyowa Hakko Kirin Co., Ltd.	1,833	17,368
Mitsubishi Tanabe Pharma Corp.	2,000	29,526
Mochida Pharmaceutical Co., Ltd.	400	21,786
Nichi-iko Pharmaceutical Co., Ltd.	200	3,128
Ono Pharmaceutical Co., Ltd.	432	38,662
Otsuka Holdings Co., Ltd.	2,500	75,420
Santen Pharmaceutical Co., Ltd.	656	35,400
Seikagaku Corp. (a)	800	13,071
Shionogi & Co., Ltd.	1,996	52,025
Sumitomo Dainippon Pharma Co., Ltd. (a)	960	9,376
Taisho Pharmaceutical Holdings Co., Ltd.	300	18,516
Takeda Pharmaceutical Co., Ltd.	4,355	181,490
Torii Pharmaceutical Co., Ltd.	200	4,923
Towa Pharmaceutical Co., Ltd.	100	4,470
Tsumura & Co.	100	2,233

		869,882

PROFESSIONAL SERVICES — 0.2%
Meitec Corp.	812	24,246
Nihon M&A Center, Inc.	400	12,211

		36,457

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.2%
Daikyo, Inc.	4,256	6,638
Daito Trust Construction Co., Ltd.	564	64,447
Daiwa House Industry Co., Ltd.	2,863	54,755
Heiwa Real Estate Co., Ltd.	900	13,797
Hulic Co., Ltd. (a)	500	5,050
Leopalace21 Corp. (b)	1,044	6,653
Mitsubishi Estate Co., Ltd.	7,111	151,567
Mitsui Fudosan Co., Ltd.	4,923	133,653
Sumitomo Realty & Development Co., Ltd.	1,843	63,509
Tokyo Tatemono Co., Ltd.	3,540	26,012
Tokyu Fudosan Holdings Corp.	2,700	18,939

		545,020

ROAD & RAIL — 4.2%
Central Japan Railway Co.	900	136,169
East Japan Railway Co.	1,800	136,965
Hankyu Hanshin Holdings, Inc.	8,486	45,935
Keikyu Corp.	4,355	32,509
Keio Corp.	5,000	36,407
Keisei Electric Railway Co., Ltd.	2,147	26,378
Kintetsu Corp.	12,038	39,861
Nagoya Railroad Co., Ltd.	8,362	31,315
Nankai Electric Railway Co., Ltd. (a)	6,111	23,650
Nippon Express Co., Ltd.	7,555	38,690
Odakyu Electric Railway Co., Ltd.	2,483	22,201
Sotetsu Holdings, Inc. (a)	8,254	34,284

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Tobu Railway Co., Ltd.	6,007	$25,953
Tokyu Corp.	6,391	39,925
West Japan Railway Co.	1,100	52,406

		722,648

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Advantest Corp. (a)	1,216	15,325
Disco Corp.	184	14,902
Rohm Co., Ltd.	576	35,359
Sanken Electric Co., Ltd.	2,404	19,449
SCREEN Holdings Co., Ltd.	364	2,171
Shinko Electric Industries Co., Ltd. (a)	592	4,073
Sumco Corp. (a)	1,046	15,259

		106,538

SOFTWARE — 0.7%
GungHo Online Entertainment, Inc. (a)(b)	2,100	7,724
Konami Corp.	792	14,665
Nintendo Co., Ltd.	648	68,126
NSD Co., Ltd. (a)	832	12,269
Square Enix Holdings Co., Ltd.	396	8,284
Trend Micro, Inc.	368	10,252

		121,320

SPECIALTY RETAIL — 1.5%
Aoyama Trading Co., Ltd.	984	21,700
Arcland Sakamoto Co., Ltd.	300	5,853
Autobacs Seven Co., Ltd.	480	6,858
Fast Retailing Co., Ltd.	176	64,648
Gulliver International Co., Ltd.	600	4,164
Hikari Tsushin, Inc.	184	11,295
Jin Co., Ltd.	300	7,544
K’s Holdings Corp. (a)	300	7,932
Nitori Holding Co., Ltd.	400	21,619
Sanrio Co., Ltd. (a)	448	11,210
Shimachu Co., Ltd.	984	24,047
Shimamura Co., Ltd.	232	20,124
USS Co., Ltd.	2,000	31,044
VT Holdings Co., Ltd.	600	2,377
Yamada Denki Co., Ltd. (a)	6,000	20,318

		260,733

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.9%
Brother Industries, Ltd.	1,832	33,677
Canon, Inc. (a)	6,158	197,254
FUJIFILM Holdings Corp.	2,827	87,266
Konica Minolta Holdings, Inc.	4,075	45,034
NEC Corp.	11,918	35,090
Ricoh Co., Ltd.	3,655	37,466
Roland DG Corp.	300	10,021
Seiko Epson Corp. (a)	1,076	45,680
Wacom Co., Ltd.	100	390

		491,878

TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Asics Corp.	1,164	28,106
Gunze, Ltd.	4,223	10,990
Onward Holdings Co., Ltd.	1,580	9,541
The Japan Wool Textile Co., Ltd.	2,031	13,416

		62,053

TOBACCO — 1.0%
Japan Tobacco, Inc.	6,000	166,546

TRADING COMPANIES & DISTRIBUTORS — 3.6%
Hanwa Co., Ltd.	2,207	7,860
Inaba Denki Sangyo Co., Ltd.	856	27,880
ITOCHU Corp. (a)	8,666	93,386
Iwatani Corp.	451	3,002
Kanematsu Corp.	6,000	8,658
Marubeni Corp.	10,202	61,665
Mitsubishi Corp.	7,607	140,662
Mitsui & Co., Ltd.	9,902	133,918
Nishio Rent All Co., Ltd.	300	9,984
Sojitz Corp.	8,528	12,021
Sumitomo Corp.	6,375	66,039
Toyota Tsusho Corp.	1,039	24,464
Yamazen Corp.	2,800	20,084

		609,623

TRANSPORTATION INFRASTRUCTURE — 0.1%
Kamigumi Co., Ltd.	2,395	21,494
Mitsubishi Logistics Corp.	216	3,187

		24,681

WIRELESS TELECOMMUNICATION SERVICES — 3.7%
KDDI Corp.	3,300	210,201
NTT DoCoMo, Inc.	8,400	123,868
Softbank Corp.	4,815	289,555

		623,624

TOTAL COMMON STOCKS —
(Cost $20,772,669)		16,951,216

SHORT TERM INVESTMENTS — 8.8%
UNITED STATES — 8.8%
MONEY MARKET FUNDS — 8.8%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	673,707	673,707
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	831,041	831,041

TOTAL SHORT TERM INVESTMENT —
(Cost $1,504,748)		1,504,748

TOTAL INVESTMENTS — 108.2%
(Cost $22,277,417)		18,455,964
OTHER ASSETS & LIABILITIES — (8.2)%		(1,404,998)

NET ASSETS — 100.0%		$17,050,966

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	8.8%
Banks	8.7
Machinery	6.2
Electronic Equipment, Instruments & Components	5.8
Pharmaceuticals	5.1
Chemicals	4.3
Road & Rail	4.2
Wireless Telecommunication Services	3.7
Auto Components	3.6
Trading Companies & Distributors	3.6
Real Estate Management & Development	3.2
Technology Hardware, Storage & Peripherals	2.9
Household Durables	2.9
Insurance	2.4
Metals & Mining	2.0
Electrical Equipment	1.7
Construction & Engineering	1.7
Food & Staples Retailing	1.6
Specialty Retail	1.5
Capital Markets	1.4
Food Products	1.4
Diversified Telecommunication Services	1.3
Beverages	1.3
Electric Utilities	1.3
Building Products	1.3
Personal Products	1.2
Commercial Services & Supplies	1.0
Multiline Retail	1.0
Tobacco	1.0
Leisure Products	1.0
Industrial Conglomerates	0.9
IT Services	0.8
Oil, Gas & Consumable Fuels	0.8
Health Care Equipment & Supplies	0.8
Gas Utilities	0.8
Software	0.7
Media	0.7
Diversified Financial Services	0.7
Semiconductors & Semiconductor Equipment	0.6
Hotels, Restaurants & Leisure	0.6
Airlines	0.5
Internet Software & Services	0.5
Internet & Catalog Retail	0.5
Health Care Providers & Services	0.4
Consumer Finance	0.4
Textiles, Apparel & Luxury Goods	0.4
Marine	0.3
Air Freight & Logistics	0.3
Household Products	0.3
Professional Services	0.2
Construction Materials	0.2
Independent Power and Renewable Electricity Producers	0.2
Paper & Forest Products	0.2
Transportation Infrastructure	0.1
Diversified Consumer Services	0.1
Distributors	0.1
Containers & Packaging	0.1
Biotechnology	0.1
Health Care Technology	0.0 ***
Communications Equipment	0.0 ***
Short Term Investments	8.8
Other Assets & Liabilities	(8.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
JAPAN — 99.0%
AEROSPACE & DEFENSE — 0.0% (a)
Jamco Corp.	1,000	$26,106

AIR FREIGHT & LOGISTICS — 0.4%
Kintetsu World Express, Inc.	3,700	143,192
Mitsui-Soko Holdings Co., Ltd.	23,686	84,752

		227,944

AIRLINES — 0.0% (a)
Skymark Airlines, Inc. (b)(c)	6,200	17,220

AUTO COMPONENTS — 4.8%
Ahresty Corp.	4,500	27,887
Akebono Brake Industry Co., Ltd. (b)	4,600	16,268
Calsonic Kansei Corp.	14,000	78,936
Daido Metal Co., Ltd.	2,000	20,284
Eagle Industry Co., Ltd.	5,200	96,588
Exedy Corp.	3,700	89,896
FCC Co., Ltd. (b)	7,413	129,408
Futaba Industrial Co., Ltd.	10,594	50,277
Keihin Corp.	7,641	114,397
KYB Co., Ltd.	20,902	90,132
Mitsuba Corp.	2,800	50,654
Musashi Seimitsu Industry Co., Ltd.	4,352	83,486
Nifco, Inc.	7,200	235,406
Nippon Seiki Co., Ltd.	5,000	114,058
Nissan Shatai Co., Ltd.	10,100	124,170
Nissin Kogyo Co., Ltd.	7,834	109,707
Piolax, Inc.	900	38,734
Press Kogyo Co., Ltd. (b)	19,569	70,347
Riken Corp.	22,000	83,857
Sanden Corp.	19,000	102,848
Showa Corp.	8,439	79,114
Sumitomo Riko Co., Ltd.	9,000	68,235
Tachi-S Co., Ltd.	5,500	76,242
Takata Corp. (b)	4,800	58,491
Tokai Rika Co., Ltd.	7,800	165,700
Topre Corp.	6,034	87,419
Toyoda Gosei Co., Ltd.	9,900	201,229
Toyota Boshoku Corp. (b)	7,100	95,638
TPR Co., Ltd.	3,600	92,481
TS Tech Co., Ltd.	6,500	153,480
Unipres Corp.	5,400	89,268
Yorozu Corp. (b)	1,000	16,706

		2,911,343

BANKS — 7.3%
Bank of the Ryukyus, Ltd.	8,081	114,851
Jimoto Holdings, Inc.	26,800	51,412
Kansai Urban Banking Corp.	6,700	69,965
North Pacific Bank, Ltd.	45,100	176,044
Senshu Ikeda Holdings, Inc.	19,000	86,843
The Aichi Bank, Ltd.	1,249	62,296
The Akita Bank, Ltd.	9,000	24,997
The Aomori Bank, Ltd.	25,000	72,772
The Awa Bank, Ltd.	21,000	113,324
The Bank of Iwate, Ltd.	3,056	132,543
The Bank of Nagoya, Ltd.	26,000	97,369
The Bank of Okinawa, Ltd.	3,400	139,238
The Daishi Bank, Ltd.	47,000	157,196
The Eighteenth Bank, Ltd.	18,000	50,744
The Fukui Bank, Ltd.	12,000	26,924
The Fukushima Bank, Ltd.	75,478	59,176
The Higashi-nippon Bank, Ltd.	16,000	44,973
The Higo Bank, Ltd.	31,000	165,995
The Hokkoku Bank, Ltd.	30,000	97,085
The Hyakugo Bank, Ltd.	44,000	182,760
The Hyakujushi Bank, Ltd.	36,000	118,904
The Juroku Bank, Ltd.	49,000	174,920
The Kagoshima Bank, Ltd.	26,000	164,594
The Keiyo Bank, Ltd.	36,000	202,978
The Kiyo Bank, Ltd.	13,100	167,718
The Miyazaki Bank, Ltd.	17,000	53,455
The Musashino Bank, Ltd.	5,900	198,561
The Nagano Bank, Ltd.	37,534	67,307
The Nanto Bank, Ltd.	36,000	124,909
The Ogaki Kyoritsu Bank, Ltd.	31,000	94,116
The Oita Bank, Ltd. (b)	12,000	42,837
The San-In Godo Bank, Ltd.	12,000	90,980
The Shiga Bank, Ltd.	21,000	112,974
The Shikoku Bank, Ltd.	44,000	92,848
The Shimizu Bank, Ltd.	2,600	64,211
The Taiko Bank, Ltd. (b)	33,000	60,828
The Tochigi Bank, Ltd.	21,846	97,664
The Toho Bank, Ltd.	22,000	74,498
The Towa Bank, Ltd.	49,000	41,686
The Yamagata Bank, Ltd. (b)	10,000	43,788
The Yamanashi Chuo Bank, Ltd.	17,000	69,194
Tokyo TY Financial Group, Inc. (c)	3,900	108,808
Tomato Bank, Ltd.	48,872	72,149
TOMONY Holdings, Inc.	25,705	111,486

		4,377,920

BEVERAGES — 1.1%
Coca-Cola East Japan Co., Ltd. (b)	8,500	131,227
Coca-Cola West Co., Ltd.	6,700	92,821
Ito En, Ltd. (b)	8,400	152,313
Sapporo Holdings, Ltd.	34,000	145,194
Takara Holdings, Inc.	24,100	157,591

		679,146

BIOTECHNOLOGY — 0.8%
3-D Matrix, Ltd. (b)(c)	3,100	55,280
D.Western Therapeutics Institute, Inc. (c)	1,600	14,079
GNI Group, Ltd. (b)(c)	11,000	29,451
Japan Tissue Engineering Co., Ltd. (b)(c)	1,000	12,386
NanoCarrier Co., Ltd. (b)(c)	3,100	38,137
OncoTherapy Science, Inc. (b)(c)	18,400	89,779
PeptiDream, Inc. (b)(c)	1,000	88,160
ReproCELL, Inc. (b)(c)	9,000	58,026
Takara Bio, Inc. (b)	7,600	90,329
UMN Pharma, Inc. (b)(c)	1,000	24,363

		499,990

BUILDING PRODUCTS — 2.3%
Aica Kogyo Co., Ltd.	8,919	186,050
Bunka Shutter Co., Ltd.	9,577	78,281
Central Glass Co., Ltd.	37,309	136,297
Nichias Corp.	18,000	103,441
Nichiha Corp.	1,100	10,927
Nippon Sheet Glass Co., Ltd. (b)(c)	143,000	135,969

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Nitto Boseki Co., Ltd.	26,020	$94,405
Noritz Corp. (b)	5,765	94,965
Okabe Co., Ltd.	3,400	31,109
Sankyo Tateyama, Inc.	4,200	77,628
Sanwa Holdings Corp.	29,510	207,735
Sekisui Jushi Corp.	1,200	16,174
Takara Standard Co., Ltd.	16,000	116,502
Takasago Thermal Engineering Co., Ltd.	8,900	114,836

		1,404,319

CAPITAL MARKETS — 1.8%
Aizawa Securities Co., Ltd.	2,700	14,728
Ichigo Group Holdings Co., Ltd. (b)	13,400	27,941
Ichiyoshi Securities Co., Ltd. (b)	8,200	89,527
Jafco Co., Ltd. (b)	3,600	125,059
kabu.com Securities Co., Ltd	5,800	28,832
Kyokuto Securities Co., Ltd.	5,700	91,613
Marusan Securities Co., Ltd. (b)	3,700	25,182
Matsui Securities Co., Ltd. (b)	13,200	115,931
Monex Group, Inc. (b)	35,000	84,365
Okasan Securities Group, Inc.	23,447	178,940
Sawada Holdings Co., Ltd.	1,900	14,437
Sparx Group Co., Ltd. (b)	7,800	13,402
Tokai Tokyo Financial Holdings, Inc.	29,421	204,164
Toyo Securities Co., Ltd.	17,457	50,670

		1,064,791

CHEMICALS — 5.5%
ADEKA Corp.	13,413	160,202
Asahi Organic Chemicals Industry Co., Ltd.	27,540	65,695
C. Uyemura & Co., Ltd.	976	45,831
Chugoku Marine Paints, Ltd.	6,000	51,245
Earth Chemical Co., Ltd.	2,600	87,068
Fujikura Kasei Co., Ltd.	8,538	42,015
Fujimi, Inc.	3,573	52,539
Fujimori Kogyo Co., Ltd.	2,600	73,514
Ihara Chemical Industry Co., Ltd.	7,400	77,953
Ishihara Sangyo Kaisha, Ltd. (c)	57,811	50,629
Japan Pure Chemical Co., Ltd.	3,400	67,067
Kureha Corp. (b)	21,000	88,803
Lintec Corp.	9,408	210,218
Nihon Nohyaku Co., Ltd.	4,200	48,938
Nihon Parkerizing Co., Ltd.	7,600	175,207
Nippon Soda Co., Ltd.	25,065	139,233
Nippon Valqua Industries, Ltd.	30,025	80,888
NOF Corp.	25,731	163,964
Okamoto Industries, Inc.	18,841	67,416
Sakata INX Corp.	6,400	71,956
Sanyo Chemical Industries, Ltd.	11,000	80,003
Sumitomo Bakelite Co., Ltd.	31,000	121,782
T Hasegawa Co., Ltd.	5,300	75,149
Taiyo Holdings Co., Ltd.	3,600	129,113
The Nippon Synthetic Chemical Industry Co., Ltd. (b)	2,000	11,960
Toagosei Co., Ltd.	40,000	160,140
Tokai Carbon Co., Ltd.	31,542	93,393
Tokuyama Corp. (b)	53,000	108,303
Tokyo Ohka Kogyo Co., Ltd.	7,000	216,022
Toyo Ink SC Holdings Co., Ltd.	32,000	158,806
Toyobo Co., Ltd. (b)	106,000	143,225
Zeon Corp. (b)	20,000	181,325

		3,299,602

COMMERCIAL SERVICES & SUPPLIES — 2.4%
Aeon Delight Co., Ltd.	3,900	91,730
Asukanet Co., Ltd. (b)	1,400	28,270
Daiseki Co., Ltd. (b)	7,893	137,919
Duskin Co., Ltd. (b)	10,200	150,922
Itoki Corp. (b)	3,100	16,031
Kokuyo Co., Ltd.	10,700	80,499
Kyodo Printing Co., Ltd.	16,000	51,111
Mitsubishi Pencil Co., Ltd.	1,000	30,068
Moshi Moshi Hotline, Inc.	9,144	85,037
Nippon Parking Development Co., Ltd.	17,800	18,113
Nissha Printing Co., Ltd.	5,000	84,491
Okamura Corp.	11,684	82,834
Oyo Corp. (b)	1,100	16,936
Pilot Corp.	2,800	161,842
Prestige International, Inc.	1,500	11,935
Sanix, Inc. (b)(c)	3,000	10,259
Sato Holdings Corp.	4,300	98,628
Sohgo Security Services Co., Ltd. (b)	7,700	187,916
Toppan Forms Co., Ltd.	7,600	76,954

		1,421,495

COMMUNICATIONS EQUIPMENT — 0.5%
Aiphone Co., Ltd.	3,206	51,180
Denki Kogyo Co., Ltd.	11,303	50,531
Hitachi Kokusai Electric, Inc.	9,634	136,521
Icom, Inc.	3,100	74,879
Japan Radio Co., Ltd. (c)	3,000	9,333

		322,444

CONSTRUCTION & ENGINEERING — 5.9%
Chudenko Corp.	4,200	65,542
Daiho Corp.	7,000	32,403
Fudo Tetra Corp.	12,700	26,270
Hazama Ando Corp.	22,900	148,789
Hibiya Engineering, Ltd.	1,300	17,869
Kandenko Co., Ltd.	16,000	92,347
Kinden Corp.	21,924	223,638
Kumagai Gumi Co., Ltd. (b)(c)	55,000	178,448
Kyowa Exeo Corp.	12,876	138,646
Kyudenko Corp.	7,657	85,770
Maeda Corp. (b)	17,158	141,248
Maeda Road Construction Co., Ltd.	11,000	164,411
Mirait Holdings Corp.	11,400	130,454
Nichireki Co., Ltd. (b)	2,000	14,930
Nippo Corp.	10,000	164,811
Nippon Densetsu Kogyo Co., Ltd.	2,600	35,174
Nippon Koei Co., Ltd.	6,000	24,321
Nishimatsu Construction Co., Ltd.	45,000	186,538
Okumura Corp.	30,000	137,120
Penta-Ocean Construction Co., Ltd. (b)	40,200	138,811
Raito Kogyo Co., Ltd.	3,900	34,350
Sanki Engineering Co., Ltd.	11,996	80,844
SHO-BOND Holdings Co., Ltd.	4,100	161,237
Sumitomo Mitsui Construction Co., Ltd. (c)	132,200	168,703
Taihei Dengyo Kaisha, Ltd.	3,000	23,095
Taikisha, Ltd.	5,100	111,915

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Tekken Corp. (b)	11,000	$42,479
The Nippon Road Co., Ltd.	16,000	79,670
Toa Corp.	12,000	20,718
Tobishima Corp. (c)	29,100	68,688
Toda Corp.	35,000	139,539
Tokyu Construction Co., Ltd.	13,322	63,224
Toshiba Plant Systems & Services Corp.	7,100	110,857
Totetsu Kogyo Co., Ltd.	4,800	110,296
Toyo Construction Co., Ltd. (b)	4,200	18,216
Toyo Engineering Corp. (b)	21,000	77,768
Yahagi Construction Co. Ltd.	2,500	19,851
Yokogawa Bridge Holdings Corp.	2,900	33,355
Yurtec Corp.	3,000	17,565

		3,529,910

CONSTRUCTION MATERIALS — 0.3%
Sumitomo Osaka Cement Co., Ltd.	66,000	189,916

CONSUMER FINANCE — 1.2%
Acom Co., Ltd. (b)(c)	47,100	145,352
Aiful Corp. (b)(c)	43,700	148,710
Hitachi Capital Corp.	7,500	167,272
J Trust Co., Ltd. (b)	10,900	96,550
Jaccs Co., Ltd. (b)	19,000	97,143
Orient Corp. (c)	51,400	84,884

		739,911

CONTAINERS & PACKAGING — 0.7%
FP Corp. (b)	4,100	132,512
Fuji Seal International, Inc.	3,570	105,258
Rengo Co., Ltd.	26,000	107,778
Taisei Lamick Co., Ltd. (b)	3,100	70,328

		415,876

DISTRIBUTORS — 0.4%
Canon Marketing Japan, Inc.	8,500	145,194
Doshisha Co., Ltd.	4,600	65,492
Paltac Corp.	2,200	25,561

		236,247

DIVERSIFIED CONSUMER SERVICES — 0.1%
JP-Holdings, Inc. (b)	3,700	11,480
Meiko Network Japan Co., Ltd.	6,700	68,456

		79,936

DIVERSIFIED FINANCIAL SERVICES — 1.2%
Century Tokyo Leasing Corp.	7,200	180,458
Fuyo General Lease Co., Ltd.	3,000	104,717
IBJ Leasing Co., Ltd.	4,200	84,179
Japan Securities Finance Co., Ltd.	16,219	82,654
Ricoh Leasing Co., Ltd.	3,067	79,684
Zenkoku Hosho Co., Ltd.	6,600	189,090

		720,782

ELECTRIC UTILITIES — 0.2%
The Okinawa Electric Power Co., Inc.	3,600	114,550

ELECTRICAL EQUIPMENT — 1.6%
Cosel Co., Ltd. (b)	6,400	65,871
Daihen Corp.	18,971	96,362
Furukawa Electric Co., Ltd. (b)	115,000	192,794
Futaba Corp.	4,200	61,619
Nippon Carbon Co., Ltd.	29,000	55,390
Nissin Electric Co., Ltd.	3,000	16,214
Nitto Kogyo Corp.	1,900	37,304
Sanyo Denki Co., Ltd.	10,000	67,893
Sinfonia Technology Co., Ltd.	45,826	68,035
SWCC Showa Holdings Co., Ltd. (b)(c)	64,075	54,511
Tatsuta Electric Wire and Cable Co., Ltd.	7,300	30,991
Toyo Tanso Co., Ltd. (b)	2,500	41,203
Ushio, Inc. (b)	17,400	184,021

		972,208

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Ai Holdings Corp.	7,800	138,961
Amano Corp.	11,132	115,596
Anritsu Corp. (b)	24,800	173,959
Arisawa Manufacturing Co., Ltd.	2,100	15,431
Daiwabo Holdings Co., Ltd.	24,635	43,149
Enplas Corp.	1,100	37,616
ESPEC Corp.	9,231	84,076
Hakuto Co., Ltd.	7,011	69,762
Horiba, Ltd. (b)	5,300	177,484
Hosiden Corp. (b)	14,395	80,803
Iriso Electronics Co., Ltd.	1,000	53,880
Japan Aviation Electronics Industry, Ltd.	11,000	244,230
Japan Cash Machine Co., Ltd. (b)	3,024	44,593
Kaga Electronics Co., Ltd.	1,200	15,143
Koa Corp.	7,091	67,483
Maruwa Co., Ltd. (b)	1,300	38,058
Mitsumi Electric Co., Ltd. (b)	16,100	129,316
Nichicon Corp.	9,100	71,953
Nihon Dempa Kogyo Co., Ltd.	3,795	30,735
Nippon Ceramic Co., Ltd. (b)	4,223	62,978
Nippon Chemi-Con Corp. (c)	18,432	53,807
Nohmi Bosai, Ltd.	1,600	21,259
Ryosan Co., Ltd.	6,896	151,672
Ryoyo Electro Corp.	7,404	79,848
Siix Corp. (b)	1,000	21,260
SMK Corp. (b)	5,000	20,268
Tabuchi Electric Co., Ltd. (b)	1,600	13,105
Taiyo Yuden Co., Ltd.	15,100	178,714
Tamura Corp. (b)	7,000	25,456
The Nippon Signal Co., Ltd.	11,100	117,670

		2,378,265

ENERGY EQUIPMENT & SERVICES — 0.3%
Japan Drilling Co., Ltd. (b)	1,100	39,497
Modec, Inc. (b)	3,600	61,193
Shinko Plantech Co., Ltd.	11,886	83,771

		184,461

FOOD & STAPLES RETAILING — 2.7%
Ain Pharmaciez, Inc.	3,100	89,203
Arcs Co., Ltd.	4,500	93,344
Axial Retailing, Inc.	2,200	48,130
Belc Co., Ltd.	1,700	51,825
Cawachi, Ltd.	5,635	83,894
Cocokara fine, Inc.	1,100	27,506
Cosmos Pharmaceutical Corp.	1,300	178,364
Heiwado Co., Ltd.	3,900	75,791
Kasumi Co., Ltd.	8,400	71,042

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Kato Sangyo Co., Ltd.	5,400	$102,735
Kusuri No Aoki Co., Ltd.	700	38,242
Matsumotokiyoshi Holdings Co., Ltd.	5,400	155,836
Ministop Co., Ltd. (b)	5,994	79,840
S Foods, Inc.	2,400	47,822
San-A Co., Ltd.	2,500	85,179
UNY Group Holdings Co., Ltd.	19,000	97,143
Valor Co., Ltd.	6,200	111,129
Welcia Holdings Co., Ltd.	2,400	71,563
Yaoko Co., Ltd.	700	40,694
Yokohama Reito Co., Ltd.	13,280	89,276

		1,638,558

FOOD PRODUCTS — 3.8%
Ariake Japan Co., Ltd.	5,064	124,219
Dydo Drinco, Inc.	1,600	66,992
Ezaki Glico Co., Ltd.	4,200	148,880
Fuji Oil Co., Ltd.	8,900	114,168
Fujicco Co., Ltd.	6,657	111,380
Hokuto Corp.	6,121	102,157
House Foods Group, Inc.	7,600	132,102
Itoham Foods, Inc. (b)	10,000	52,796
J-Oil Mills, Inc.	15,000	48,918
Kagome Co., Ltd. (b)	9,000	137,220
Kameda Seika Co., Ltd.	1,600	49,377
Marudai Food Co., Ltd.	26,417	91,218
Maruha Nichiro Corp. (b)	7,400	111,591
Megmilk Snow Brand Co., Ltd.	9,800	117,621
Mitsui Sugar Co., Ltd.	20,497	67,870
Morinaga & Co., Ltd.	23,000	60,620
Morinaga Milk Industry Co., Ltd.	31,000	107,561
Nakamuraya Co., Ltd.	21,952	85,688
Nichirei Corp.	25,000	114,058
Nippon Flour Mills Co., Ltd.	9,000	40,160
Nippon Suisan Kaisha, Ltd. (c)	34,775	109,347
Prima Meat Packers, Ltd.	10,000	22,687
Riken Vitamin Co., Ltd.	3,080	110,592
Sakata Seed Corp. (b)	4,700	78,637
Showa Sangyo Co., Ltd.	11,000	44,222
The Nisshin Oillio Group, Ltd.	19,000	66,717

		2,316,798

GAS UTILITIES — 0.2%
Saibu Gas Co., Ltd.	14,000	30,710
Shizuoka Gas Co., Ltd.	16,219	102,269

		132,979

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Asahi Intecc Co., Ltd. (b)	3,700	182,693
CYBERDYNE, Inc. (b)(c)	3,000	78,068
Eiken Chemical Co., Ltd.	3,400	55,327
Fukuda Denshi Co., Ltd.	1,386	70,286
Hogy Medical Co., Ltd. (b)	1,700	77,985
Jeol, Ltd.	7,000	36,374
Mani, Inc.	600	35,982
Nagaileben Co., Ltd.	1,900	30,997
Nakanishi, Inc.	3,700	157,696
Nikkiso Co., Ltd.	9,500	88,744
Nipro Corp. (b)	13,400	116,570
Paramount Bed Holdings Co., Ltd.	3,100	82,739

		1,013,461

HEALTH CARE PROVIDERS & SERVICES — 0.8%
As One Corp.	1,200	31,528
BML, Inc.	900	23,984
Message Co., Ltd. (b)	2,400	66,158
Nichii Gakkan Co. (b)	6,900	55,018
Ship Healthcare Holdings, Inc.	5,700	130,359
Toho Holdings Co., Ltd. (b)	7,100	103,928
Tokai Corp.	1,900	57,208
Tsukui Corp.	1,800	15,464
Vital KSK Holdings, Inc. (b)	1,900	14,405

		498,052

HEALTH CARE TECHNOLOGY — 0.1%
FINDEX, Inc.	1,000	56,216
Medinet Co., Ltd. (b)(c)	7,400	16,232

		72,448

HOTELS, RESTAURANTS & LEISURE — 3.6%
Accordia Golf Co., Ltd.	13,200	119,675
Colowide Co., Ltd. (b)	11,900	167,838
Doutor Nichires Holdings Co., Ltd.	8,075	116,719
Fuji Kyuko Co., Ltd. (b)	4,000	38,834
Hiday Hidaka Corp.	900	28,337
HIS Co., Ltd.	6,100	174,511
Ichibanya Co., Ltd.	2,000	85,074
Kappa Create Holdings Co., Ltd. (c)	5,800	55,148
Kisoji Co., Ltd. (b)	5,100	84,224
KNT-CT Holdings Co., Ltd. (c)	10,000	12,761
Kura Corp.	900	25,485
Kyoritsu Maintenance Co., Ltd. (b)	2,000	97,085
MOS Food Services, Inc. (b)	6,214	115,267
Ohsho Food Service Corp.	3,100	113,120
PGM Holdings K. K. (b)(c)	9,500	90,329
Plenus Co., Ltd.	3,900	69,969
Round One Corp.	9,900	58,131
Royal Holdings Co., Ltd. (b)	6,600	92,371
Saizeriya Co., Ltd.	6,100	80,641
St Marc Holdings Co., Ltd.	1,700	98,403
Tokyo Dome Corp.	29,085	129,056
Tokyotokeiba Co., Ltd. (b)	11,000	27,432
Toridoll.corp.	4,000	56,649
Yoshinoya Holdings Co., Ltd.	10,100	116,589
Zensho Holdings Co., Ltd. (b)	16,546	136,486

		2,190,134

HOUSEHOLD DURABLES — 2.0%
Alpine Electronics, Inc.	7,300	121,530
Chofu Seisakusho Co., Ltd. (b)	4,000	103,090
Clarion Co., Ltd. (b)(c)	19,000	59,586
Foster Electric Co., Ltd.	3,800	67,382
France Bed Holdings Co., Ltd.	50,734	76,591
Fujitsu General, Ltd.	10,000	97,168
Funai Electric Co., Ltd. (b)	3,800	46,115
Janome Sewing Machine Co., Ltd. (b)(c)	38,000	43,104
JVC Kenwood Corp. (b)(c)	19,400	42,556
Misawa Homes Holdings, Inc. (b)	6,166	52,868
PanaHome Corp.	15,000	96,585
Pioneer Corp. (b)(c)	51,100	98,454
Sangetsu Co., Ltd.	4,800	117,102
Starts Corp., Inc.	1,100	14,551
Tamron Co., Ltd.	3,000	59,777

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Token Corp.	2,080	$84,401
West Holdings Corp.	1,100	9,340

		1,190,200

HOUSEHOLD PRODUCTS — 0.2%
Lion Corp. (b)	28,000	147,129

INDUSTRIAL CONGLOMERATES — 0.5%
Katakura Industries Co., Ltd. (b)	5,180	54,783
Nisshinbo Holdings, Inc.	20,000	208,683
TOKAI Holdings Corp.	13,400	61,359

		324,825

INTERNET & CATALOG RETAIL — 0.5%
ASKUL Corp. (b)	2,100	37,676
Senshukai Co., Ltd. (b)	10,324	72,073
Start Today Co., Ltd.	7,700	162,355

		272,104

INTERNET SOFTWARE & SERVICES — 0.8%
Ateam, Inc. (b)	1,000	41,703
CROOZ, Inc. (b)	800	12,744
F@N Communications, Inc. (b)	6,100	67,362
GMO Internet, Inc.	10,000	85,742
Gree, Inc. (b)	13,000	78,502
Gurunavi, Inc.	3,000	41,912
Infomart Corp.	3,200	30,346
Internet Initiative Japan, Inc.	3,600	74,105
SMS Co., Ltd.	2,200	23,579
UNITED, Inc.	1,200	19,017

		475,012

IT SERVICES — 2.1%
Digital Garage, Inc.	4,800	73,704
DTS Corp.	4,932	106,090
Future Architect, Inc.	7,400	43,019
GMO Payment Gateway, Inc.	1,800	34,080
Ines Corp. (b)	12,160	94,018
IT Holdings Corp.	11,437	173,518
Itochu Techno-Solutions Corp.	3,700	131,774
NEC Networks & System Integration Corp.	4,300	89,698
NET One Systems Co., Ltd. (b)	13,500	80,170
Nihon Unisys, Ltd.	5,700	51,202
NS Solutions Corp.	3,400	92,022
SCSK Corp.	6,600	166,796
TKC Corp.	900	14,923
Transcosmos, Inc.	5,167	86,235

		1,237,249

LEISURE PRODUCTS — 0.6%
Fields Corp.	3,700	46,229
Heiwa Corp.	6,600	132,281
Mizuno Corp.	8,000	39,301
Tomy Co., Ltd. (b)	12,800	67,792
Universal Entertainment Corp. (b)	3,800	57,050

		342,653

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Chiome Bioscience, Inc. (b)(c)	1,500	17,365
EPS Corp.	5,000	59,636

		77,001

MACHINERY — 7.6%
Aida Engineering, Ltd.	3,500	31,907
Asahi Diamond Industrial Co., Ltd.	6,742	71,415
Chugai Ro Co., Ltd.	28,522	65,182
CKD Corp.	10,205	98,394
Daifuku Co., Ltd.	11,481	129,849
DMG Mori Seiki Co., Ltd.	15,200	191,561
Fuji Machine Manufacturing Co., Ltd.	11,742	110,080
Fujitec Co., Ltd. (b)	11,700	125,495
Furukawa Co., Ltd.	51,280	89,391
Harmonic Drive Systems, Inc.	2,600	38,427
Hitachi Koki Co., Ltd.	12,800	98,860
Hitachi Zosen Corp. (b)	23,400	137,010
Iseki & Co., Ltd. (b)	23,000	43,930
Juki Corp. (b)	25,450	91,913
Kato Works Co., Ltd.	11,000	90,279
Kitz Corp.	10,802	44,507
Komori Corp. (b)	8,540	98,082
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,040	60,575
Makino Milling Machine Co., Ltd.	12,739	95,732
Meidensha Corp.	26,000	83,056
Mitsubishi Kakoki Kaisha, Ltd. (c)	11,000	43,488
Mitsubishi Nichiyu Forklift Co., Ltd.	2,900	18,504
Mitsuboshi Belting Co., Ltd.	9,000	66,658
Miura Co., Ltd. (b)	15,800	161,169
Morita Holdings Corp.	7,500	74,690
Nachi-Fujikoshi Corp.	20,418	127,043
Namura Shipbuilding Co., Ltd.	5,000	54,548
Nihon Trim Co., Ltd. (b)	500	10,734
Nippon Sharyo, Ltd. (b)	13,970	41,364
Nippon Thompson Co., Ltd.	11,511	56,837
Nitta Corp.	3,900	89,128
Nitto Kohki Co., Ltd.	4,600	84,215
Obara Group, Inc. (b)	1,200	53,847
Oiles Corp.	4,100	70,308
OKUMA Corp. (b)	14,192	113,280
OSG Corp.	11,600	189,052
Ryobi, Ltd.	16,723	45,610
Shibuya Kogyo Co., Ltd.	1,100	21,643
Shima Seiki Manufacturing, Ltd. (b)	5,600	102,757
Shinmaywa Industries, Ltd.	16,000	152,534
Sintokogio, Ltd.	11,819	81,130
Sodick Co., Ltd.	7,300	60,095
Star Micronics Co., Ltd.	6,369	81,807
Tadano, Ltd.	10,913	136,714
Takeuchi Manufacturing Co., Ltd.	1,100	46,241
Takuma Co., Ltd.	7,000	47,116
Teikoku Sen-I Co., Ltd. (b)	2,000	44,939
The Japan Steel Works, Ltd. (b)	52,000	185,629
Tocalo Co., Ltd.	4,000	69,194
Toshiba Machine Co., Ltd.	21,009	84,285
Tsubakimoto Chain Co.	16,124	131,257
Tsugami Corp. (b)	12,000	64,757
Tsukishima Kikai Co., Ltd.	6,700	70,468
Tsurumi Manufacturing Co., Ltd.	1,000	16,031
Union Tool Co.	3,132	69,330
YAMABIKO Corp.	500	21,853

		4,583,900

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd.	18,206	102,650

MEDIA — 2.6%
Adways, Inc. (b)(c)	2,200	22,111

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Asatsu-DK, Inc. (b)	3,900	$94,593
Avex Group Holdings, Inc. (b)	5,792	95,555
Broccoli Co., Ltd. (b)	3,000	40,561
COOKPAD, Inc. (b)	2,200	76,150
Daiichikosho Co., Ltd.	6,581	178,940
Kadokawa Dwango (b)(c)	6,000	95,333
Next Co., Ltd. (b)	2,500	20,518
Septeni Holdings Co., Ltd. (b)	1,300	12,610
Shochiku Co., Ltd.	18,243	178,025
SKY Perfect JSAT Holdings, Inc.	26,300	156,841
Toei Co., Ltd.	17,000	97,836
Tokyo Broadcasting System Holdings, Inc.	10,500	124,359
TV Asahi Holdings Corp.	8,800	139,822
Tv Tokyo Holdings Corp.	3,100	70,638
Usen Corp. (c)	12,180	34,134
ValueCommerce Co., Ltd.	1,300	6,701
Wowow, Inc.	1,400	58,735
Zenrin Co., Ltd.	7,224	83,390

		1,586,852

METALS & MINING — 2.9%
Aichi Steel Corp. (b)	20,000	70,895
Asahi Holdings, Inc.	6,800	105,606
Daido Steel Co., Ltd.	41,000	156,278
Godo Steel, Ltd. (b)	21,440	32,367
Kyoei Steel, Ltd. (b)	3,100	53,987
Maruichi Steel Tube, Ltd. (b)	8,600	184,416
Nippon Denko Co., Ltd. (c)	24,600	59,912
Nippon Light Metal Holdings Co., Ltd.	72,400	104,468
Nippon Yakin Kogyo Co., Ltd. (b)(c)	18,800	39,044
Nisshin Steel Co., Ltd. (b)	8,800	85,288
OSAKA Titanium Technologies Co., Ltd. (b)	3,700	71,226
Pacific Metals Co., Ltd. (c)	16,000	48,709
Sanyo Special Steel Co., Ltd.	19,750	66,550
Toho Titanium Co., Ltd. (b)(c)	6,900	45,350
Toho Zinc Co., Ltd.	21,796	73,081
Tokyo Rope Manufacturing Co., Ltd. (c)	34,654	69,369
Tokyo Steel Manufacturing Co., Ltd. (b)	11,900	74,242
Tokyo Tekko Co., Ltd.	4,000	18,716
Toyo Kohan Co., Ltd.	4,000	21,419
UACJ Corp. (b)	35,000	91,080
Yamato Kogyo Co., Ltd.	5,900	167,313
Yodogawa Steel Works, Ltd.	25,000	93,832

		1,733,148

MULTILINE RETAIL — 0.8%
Izumi Co., Ltd.	6,400	226,865
Matsuya Co., Ltd. (b)	5,508	73,918
Parco Co., Ltd.	9,625	78,994
Seria Co., Ltd.	2,300	76,734
The Daiei, Inc. (b)(c)	35,500	41,320

		497,831

OIL, GAS & CONSUMABLE FUELS — 0.8%
Cosmo Oil Co., Ltd.	83,000	118,379
Itochu Enex Co., Ltd.	12,504	88,960
Japan Petroleum Exploration Co., Ltd.	4,700	148,964
Nippon Gas Co., Ltd.	4,200	94,968
San-Ai Oil Co., Ltd.	4,000	26,957

		478,228

PAPER & FOREST PRODUCTS — 0.3%
Daio Paper Corp.	11,940	98,492
Hokuetsu Kishu Paper Co., Ltd. (b)	9,500	40,727
Mitsubishi Paper Mills, Ltd. (c)(d)	20,000	14,513

		153,732

PERSONAL PRODUCTS — 1.4%
Aderans Co., Ltd.	4,804	45,517
Dr Ci:Labo Co., Ltd.	3,148	107,913
Euglena Co., Ltd. (b)(c)	7,600	95,527
Fancl Corp. (b)	7,200	102,690
Kose Corp.	4,200	165,520
Mandom Corp.	3,245	107,179
Milbon Co., Ltd.	3,000	81,947
Pola Orbis Holdings, Inc. (b)	3,700	149,827

		856,120

PHARMACEUTICALS — 2.2%
ASKA Pharmaceutical Co., Ltd.	2,200	23,818
JCR Pharmaceuticals Co., Ltd.	1,200	23,531
Kissei Pharmaceutical Co., Ltd.	2,500	66,099
KYORIN Holdings, Inc.	10,100	188,446
Mochida Pharmaceutical Co., Ltd.	2,500	136,161
Nichi-iko Pharmaceutical Co., Ltd.	6,265	97,976
Nippon Shinyaku Co., Ltd. (b)	7,000	227,115
Rohto Pharmaceutical Co., Ltd.	14,300	179,503
Seikagaku Corp. (b)	5,800	94,768
Sosei Group Corp. (b)(c)	1,900	69,252
Torii Pharmaceutical Co., Ltd.	2,300	56,610
Towa Pharmaceutical Co., Ltd. (b)	1,500	67,059
ZERIA Pharmaceutical Co., Ltd.	5,400	90,709

		1,321,047

PROFESSIONAL SERVICES — 1.0%
en-japan, Inc.	1,100	17,450
Meitec Corp.	5,044	150,611
Nihon M&A Center, Inc.	4,300	131,265
Nomura Co., Ltd.	7,600	60,473
Pasona Group, Inc.	7,700	34,616
Temp Holdings Co., Ltd.	6,500	206,285
Yumeshin Holdings Co., Ltd. (b)	1,600	9,808

		610,508

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Daibiru Corp.	10,426	98,786
Daikyo, Inc.	36,352	56,698
Goldcrest Co., Ltd. (b)	3,509	65,588
Heiwa Real Estate Co., Ltd.	7,900	121,108
K.K. daVinci Holdings (c)(d)	262	0
Kabuki-Za Co., Ltd	1,000	41,703
Kenedix, Inc. (b)	34,100	157,566
NTT Urban Development Corp.	16,000	163,209
Open House Co., Ltd.	3,000	59,377
Raysum Co., Ltd. (c)	1,100	10,780
Relo Holdings, Inc.	1,900	137,237
Sumitomo Real Estate Sales Co., Ltd.	1,100	24,983
Sun Frontier Fudousan Co., Ltd. (b)	1,700	15,838
Takara Leben Co., Ltd.	15,400	67,434
TOC Co., Ltd.	10,400	58,985

		1,079,292

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

ROAD & RAIL — 1.5%
Fukuyama Transporting Co., Ltd. (b)	11,000	$59,727
Hamakyorex Co., Ltd.	2,500	77,568
Hitachi Transport System, Ltd.	7,700	95,114
Kobe Electric Railway Co., Ltd. (c)	25,500	74,015
Nippon Konpo Unyu Soko Co., Ltd.	7,200	106,473
Nishi-Nippon Railroad Co., Ltd.	29,000	119,246
Sankyu, Inc.	36,830	151,135
Seino Holdings Co., Ltd.	20,000	203,178
Trancom Co., Ltd.	700	28,346

		914,802

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Lasertec Corp.	5,100	58,489
Megachips Corp.	4,600	54,903
Micronics Japan Co., Ltd. (b)	2,300	66,567
Renesas Electronics Corp. (c)	3,300	22,652
Sanken Electric Co., Ltd. (b)	18,000	145,627
SCREEN Holdings Co., Ltd.	30,000	178,907
Shindengen Electric Manufacturing Co., Ltd.	7,000	40,811
Shinko Electric Industries Co., Ltd. (b)	11,700	80,508
Sumco Corp. (b)(c)	16,200	236,322
Tokyo Seimitsu Co., Ltd.	6,900	140,365
Ulvac, Inc. (c)	5,102	78,554
UT Holdings Co., Ltd.	2,300	9,822

		1,113,527

SOFTWARE — 1.9%
Advanced Media, Inc. (c)	1,200	7,677
Broadleaf Co., Ltd.	3,000	42,437
Capcom Co., Ltd. (b)	7,100	107,541
COLOPL, Inc. (b)	6,000	136,920
Fuji Soft, Inc. (b)	3,774	77,466
Justsystems Corp. (b)(c)	2,900	18,020
KLab, Inc. (b)(c)	4,800	52,246
Koei Tecmo Holdings Co., Ltd.	8,300	123,294
Marvelous, Inc. (b)	2,400	32,629
Nexon Co., Ltd.	21,300	199,862
NSD Co., Ltd. (b)	8,778	129,442
OBIC Business Consultants, Ltd.	2,300	63,977
Square Enix Holdings Co., Ltd.	8,600	179,897

		1,171,408

SPECIALTY RETAIL — 3.9%
Adastria Holdings Co., Ltd. (b)	2,650	69,845
AOKI Holdings, Inc.	6,400	65,497
Aoyama Trading Co., Ltd.	5,700	125,700
Arcland Sakamoto Co., Ltd.	2,800	54,625
AT-Group Co., Ltd.	1,000	17,966
Autobacs Seven Co., Ltd. (b)	11,088	158,420
Bic Camera, Inc. (b)	11,300	131,006
Chiyoda Co., Ltd.	3,313	65,544
DCM Holdings Co., Ltd.	15,200	97,872
EDION Corp. (b)	11,650	82,399
Geo Holdings Corp. (b)	9,900	79,682
Gulliver International Co., Ltd. (b)	10,000	69,394
Hikari Tsushin, Inc.	2,700	165,745
Jin Co., Ltd. (b)	1,200	30,176
K’s Holdings Corp. (b)	6,100	161,283
Kohnan Shoji Co., Ltd. (b)	9,100	102,844
Komeri Co., Ltd.	5,430	118,795
Nishimatsuya Chain Co., Ltd. (b)	9,166	74,921
Pal Co., Ltd.	2,200	60,737
Sanrio Co., Ltd. (b)	7,000	175,153
Shimachu Co., Ltd.	8,500	207,723
United Arrows, Ltd. (b)	3,129	88,080
VT Holdings Co., Ltd.	4,500	17,828
Xebio Co., Ltd.	4,761	79,817
Yellow Hat, Ltd.	1,000	20,610

		2,321,662

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.1%
Eizo Corp. (b)	4,000	78,735
Hitachi Maxell, Ltd. (b)	6,600	103,876
Japan Digital Laboratory Co., Ltd.	4,900	66,249
Melco Holdings, Inc. (b)	2,300	34,377
Riso Kagaku Corp.	7,094	115,023
Roland DG Corp.	1,000	33,404
Toshiba TEC Corp.	22,000	152,667
Wacom Co., Ltd. (b)	21,800	84,913

		669,244

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Atsugi Co., Ltd.	61,470	58,960
Descente, Ltd.	5,000	48,876
Fujibo Holdings, Inc.	8,000	22,687
Gunze, Ltd.	37,348	97,190
Kurabo Industries, Ltd.	30,000	46,791
Onward Holdings Co., Ltd. (b)	20,000	120,772
Sanyo Shokai, Ltd.	18,516	45,250
Seiko Holdings Corp. (b)	15,649	88,625
Seiren Co., Ltd.	9,800	76,670
The Japan Wool Textile Co., Ltd.	13,170	86,998
TSI Holdings Co., Ltd. (b)	14,100	83,616
Unitika, Ltd. (c)	91,084	47,101
Wacoal Holdings Corp.	11,000	112,115
Yondoshi Holdings, Inc. (b)	3,400	53,398

		989,049

TRADING COMPANIES & DISTRIBUTORS — 2.7%
Hanwa Co., Ltd.	29,032	103,396
Inaba Denki Sangyo Co., Ltd.	4,063	132,333
Inabata & Co., Ltd.	9,875	90,024
Iwatani Corp. (b)	27,422	182,516
Kanamoto Co., Ltd.	3,600	98,336
Kanematsu Corp.	64,000	92,347
Kuroda Electric Co., Ltd. (b)	7,300	101,437
Mitani Corp.	1,200	27,524
MonotaRO Co., Ltd. (b)	4,500	91,993
Nagase & Co., Ltd.	11,100	133,965
Nichiden Corp.	3,500	70,266
Nippon Steel & Sumikin Bussan Corp. (b)	12,000	41,736
Nishio Rent All Co., Ltd.	2,700	89,854
Okaya & Co., Ltd.	1,100	70,003
Trusco Nakayama Corp.	4,600	120,280
Wakita & Co., Ltd.	7,500	71,062
Yamazen Corp.	13,000	93,248

		1,610,320

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

TRANSPORTATION INFRASTRUCTURE — 0.2%
The Sumitomo Warehouse Co., Ltd.	26,563	$144,009

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Japan Communications, Inc. (b)(c)	17,500	81,738
Okinawa Cellular Telephone Co.	1,000	27,107
WirelessGate, Inc.	1,000	25,104

		133,949

TOTAL COMMON STOCKS —
(Cost $68,720,657)		59,814,263

SHORT TERM INVESTMENTS — 18.0%
UNITED STATES — 18.0%
MONEY MARKET FUNDS — 18.0%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	10,664,628	10,664,628
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	190,176	190,176

TOTAL SHORT TERM INVESTMENT —
(Cost $10,854,804)		10,854,804

TOTAL INVESTMENTS — 117.0%
(Cost $79,575,461)		70,669,067
OTHER ASSETS & LIABILITIES — (17.0)%		(10,291,792)

NET ASSETS — 100.0%		$60,377,275

(a)	Amount shown represents less than 0.05% of net assets.
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Non-income producing security
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	7.6%
Banks	7.3
Construction & Engineering	5.9
Chemicals	5.5
Auto Components	4.8
Electronic Equipment, Instruments & Components	3.9
Specialty Retail	3.9
Food Products	3.8
Hotels, Restaurants & Leisure	3.6
Metals & Mining	2.9
Food & Staples Retailing	2.7
Trading Companies & Distributors	2.7
Media	2.6
Commercial Services & Supplies	2.4
Building Products	2.3
Pharmaceuticals	2.2
IT Services	2.1
Household Durables	2.0
Software	1.9
Semiconductors & Semiconductor Equipment	1.9
Real Estate Management & Development	1.8
Capital Markets	1.8
Health Care Equipment & Supplies	1.7
Textiles, Apparel & Luxury Goods	1.6
Electrical Equipment	1.6
Road & Rail	1.5
Personal Products	1.4
Consumer Finance	1.2
Diversified Financial Services	1.2
Beverages	1.1
Technology Hardware, Storage & Peripherals	1.1
Professional Services	1.0
Biotechnology	0.8
Health Care Providers & Services	0.8
Multiline Retail	0.8
Oil, Gas & Consumable Fuels	0.8
Internet Software & Services	0.8
Containers & Packaging	0.7
Leisure Products	0.6
Industrial Conglomerates	0.5
Communications Equipment	0.5
Internet & Catalog Retail	0.5
Distributors	0.4
Air Freight & Logistics	0.4
Construction Materials	0.3
Energy Equipment & Services	0.3
Paper & Forest Products	0.3
Household Products	0.2
Transportation Infrastructure	0.2
Wireless Telecommunication Services	0.2
Gas Utilities	0.2
Electric Utilities	0.2
Marine	0.2
Diversified Consumer Services	0.1
Life Sciences Tools & Services	0.1
Health Care Technology	0.1
Aerospace & Defense	0.0 ***
Airlines	0.0 ***
Short Term Investments	18.0
Other Assets & Liabilities	(17.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for Mitsubishi Paper Mills, Ltd., which was Level 2 and part of the Paper & Forest Products Industry, representing 0.02% of net assets, and K.K. daVinci Holdings, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 6.5%
ALS, Ltd. (a)	49,802	$218,857
APA Group (a)	95,820	441,707
Coca-Cola Amatil, Ltd.	65,462	499,280
JB Hi-Fi, Ltd. (a)	21,806	281,772
Novion Property Group	285,501	495,316
Sonic Healthcare, Ltd.	21,280	322,168
Woolworths, Ltd. (a)	10,726	269,297

		2,528,397

BRAZIL — 0.9%
Natura Cosmeticos SA	28,716	344,069

CANADA — 17.3%
Bank of Montreal	4,295	304,738
Canadian Apartment Properties REIT	19,826	430,155
Canadian Imperial Bank of Commerce (a)	3,655	315,057
Cominar Real Estate Investment Trust	37,020	594,813
Emera, Inc.	11,584	386,450
Fortis, Inc. (a)	11,328	381,040
Great-West Lifeco, Inc.	12,264	355,664
IGM Financial, Inc.	7,627	304,948
National Bank of Canada	7,344	313,479
Power Corp. of Canada (a)	11,992	328,829
Power Financial Corp.	11,350	354,538
RioCan REIT	17,576	401,065
Rogers Communications, Inc. (Class B) (a)	9,768	380,937
Royal Bank of Canada (a)	3,910	270,873
Shaw Communications, Inc. (Class B) (a)	13,755	372,302
Sun Life Financial, Inc.	8,538	309,012
TELUS Corp.	8,796	318,122
The Bank of Nova Scotia	4,237	242,569
TransCanada Corp.	7,169	353,421

		6,718,012

CHINA — 3.3%
Jiangsu Expressway Co., Ltd. (Class H)	320,000	382,109
Sino Land Co., Ltd.	212,887	343,700
Zijin Mining Group Co., Ltd. (Class H) (a)	1,936,000	549,231

		1,275,040

FINLAND — 2.0%
Fortum Oyj	18,845	409,777
Konecranes Oyj	12,696	365,942

		775,719

FRANCE — 6.2%
Bouygues SA	12,367	448,641
GDF Suez	24,466	575,227
Neopost SA (a)	8,940	510,008
Total SA	6,062	311,898
Unibail-Rodamco SE	1,273	327,873
Vinci SA	4,339	238,946

		2,412,593

GERMANY — 2.1%
Bilfinger SE (a)	3,862	216,627
Deutsche Euroshop AG	6,203	271,677
Muenchener Rueckversicherungs- Gesellschaft AG	1,730	346,979

		835,283

HONG KONG — 2.3%
China Mobile, Ltd.	43,500	507,650
CLP Holdings, Ltd.	46,000	398,912

		906,562

ITALY — 1.6%
Atlantia SpA	13,336	311,933
Hera SpA	135,201	318,202

		630,135

JAPAN — 3.4%
Canon, Inc. (a)	11,300	361,964
Eisai Co., Ltd. (a)	8,100	315,636
TonenGeneral Sekiyu K.K. (a)	39,000	334,718
UNY Group Holdings Co., Ltd.	58,600	299,610

		1,311,928

NORWAY — 1.4%
Orkla ASA	49,574	338,205
Statoil ASA	11,428	199,979

		538,184

PORTUGAL — 1.0%
EDP — Energias de Portugal SA	100,049	389,585

SINGAPORE — 1.0%
Singapore Telecommunications, Ltd.	136,000	400,272

SOUTH AFRICA — 4.1%
MTN Group, Ltd.	20,751	397,146
Standard Bank Group, Ltd.	22,849	283,382
The Foschini Group, Ltd. (a)	41,845	481,939
Truworths International, Ltd. (a)	66,771	446,034

		1,608,501

SOUTH KOREA — 0.7%
KT&G Corp. (b)	3,848	266,417

SPAIN — 3.0%
Abertis Infraestructuras SA	16,108	320,245
Enagas SA	15,234	482,692
Red Electrica Corp. SA	4,120	364,982

		1,167,919

SWEDEN — 3.6%
Skanska AB (Class B)	17,297	370,985
Tele2 AB (Class B)	44,230	536,472
TeliaSonera AB	77,846	501,190

		1,408,647

SWITZERLAND — 3.8%
Baloise Holding AG	3,086	396,911
Banque Cantonale Vaudoise	705	382,424
PSP Swiss Property AG (b)	3,658	315,862
Swiss Prime Site AG (b)	5,057	371,520

		1,466,717

TAIWAN — 0.8%
Simplo Technology Co., Ltd.	61,000	304,016

THAILAND — 1.5%
Advanced Info Service PCL NVDR	76,800	585,921

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

UNITED KINGDOM — 10.9%
AstraZeneca PLC	9,107	$646,885
BAE Systems PLC	63,521	467,493
BHP Billiton PLC	11,010	238,368
British American Tobacco PLC	6,295	343,542
Carillion PLC (a)	89,061	466,320
Centrica PLC	91,394	397,592
GlaxoSmithKline PLC	17,769	381,239
Tesco PLC	102,458	301,942
United Business Media PLC	46,162	347,726
William Morrison Supermarkets PLC (a)	224,291	644,195

		4,235,302

UNITED STATES — 22.1%
Avista Corp. (a)	10,573	373,755
Consolidated Edison, Inc. (a)	7,008	462,598
Darden Restaurants, Inc. (a)	9,668	566,835
Entergy Corp. (a)	4,798	419,729
FirstEnergy Corp. (a)	13,026	507,884
Hawaiian Electric Industries, Inc.	18,062	604,716
HollyFrontier Corp.	5,365	201,080
Integrys Energy Group, Inc.	5,242	408,090
National Health Investors, Inc.	6,349	444,176
New York Community Bancorp, Inc. (a)	33,769	540,304
Northwest Natural Gas Co. (a)	7,590	378,741
People’s United Financial, Inc. (a)	24,505	371,986
Pepco Holdings, Inc.	12,922	347,989
Pinnacle West Capital Corp. (a)	6,259	427,552
PPL Corp.	11,363	412,818
Public Service Enterprise Group, Inc.	8,765	362,959
SCANA Corp. (a)	6,614	399,486
The Southern Co. (a)	9,382	460,750
UIL Holdings Corp. (a)	11,226	488,780
United Bankshares, Inc. (a)	10,541	394,760

		8,574,988

TOTAL COMMON STOCKS —
(Cost $38,839,865)		38,684,207

SHORT TERM INVESTMENTS — 21.4%
UNITED STATES — 21.4%
MONEY MARKET FUNDS — 21.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,723,550	7,723,550
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	596,196	596,196

TOTAL SHORT TERM INVESTMENT —
(Cost $8,319,746)		8,319,746

TOTAL INVESTMENTS — 120.9%
(Cost $47,159,611)		47,003,953
OTHER ASSETS & LIABILITIES — (20.9)%		(8,137,180)

NET ASSETS — 100.0%		$38,866,773

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P Global Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	15.5%
Multi-Utilities	8.4
Real Estate Investment Trusts	6.8
Banks	6.4
Wireless Telecommunication Services	6.2
Insurance	5.4
Construction & Engineering	3.9
Food & Staples Retailing	3.9
Oil, Gas & Consumable Fuels	3.6
Pharmaceuticals	3.5
Gas Utilities	3.4
Real Estate Management & Development	3.4
Diversified Telecommunication Services	3.1
Specialty Retail	3.1
Transportation Infrastructure	2.6
Thrifts & Mortgage Finance	2.4
Technology Hardware, Storage & Peripherals	2.2
Metals & Mining	2.0
Media	1.9
Tobacco	1.6
Hotels, Restaurants & Leisure	1.5
Beverages	1.3
Aerospace & Defense	1.2
Machinery	0.9
Personal Products	0.9
Food Products	0.9
Health Care Providers & Services	0.8
Capital Markets	0.8
Electronic Equipment, Instruments & Components	0.8
Professional Services	0.6
Commercial Services & Supplies	0.5
Short Term Investments	21.4
Other Assets & Liabilities	(20.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 14.9%
APA Group (a)	2,955,127	$18,016,546
ASX, Ltd.	260,488	7,831,879
AusNet Services	8,174,704	8,897,393
Australia & New Zealand Banking Group, Ltd.	285,485	7,497,079
Bendigo & Adelaide Bank, Ltd. (a)	772,411	8,097,234
Commonwealth Bank of Australia	108,117	7,578,102
Dexus Property Group	1,500,414	8,558,211
DUET Group	67,663	133,447
Federation Centres (a)	4,281,158	10,055,004
Insurance Australia Group, Ltd.	2,086,060	10,669,545
Metcash, Ltd. (a)	8,205,056	12,455,598
Monadelphous Group, Ltd. (a)	541,811	4,163,442
Myer Holdings, Ltd. (a)	8,924,079	10,224,228
National Australia Bank, Ltd.	328,315	9,027,533
Novion Property Group (a)	6,122,469	10,621,884
Scentre Group (b)	3,700,295	10,598,478
Spark Infrastructure Group	7,331,910	12,780,146
Stockland (a)	2,955,824	9,965,862
Tatts Group, Ltd.	4,359,848	12,344,871
Westpac Banking Corp.	293,527	7,965,292
WorleyParsons, Ltd.	1,279,858	10,557,508

		198,039,282

BRAZIL — 1.0%
Companhia Energetica de Minas Gerais ADR (a)	1,083,954	5,387,252
Oi SA, ADR (a)(b)	2,486,659	7,932,441

		13,319,693

CANADA — 6.9%
Artis REIT	854,102	10,456,435
Baytex Energy Corp. (a)	814,953	13,593,690
BCE, Inc. (a)	1,971	90,667
Calloway REIT	437,263	10,306,307
Canadian Oil Sands, Ltd. (a)	1,755,659	15,794,489
Cominar Real Estate Investment Trust	796,281	12,794,120
Crescent Point Energy Corp. (a)	925,313	21,498,099
Dream Office Real Estate Investment Trust	353,615	7,678,323

		92,212,130

CHINA — 3.9%
Bank of China, Ltd. (Class H)	15,358,000	8,654,514
China CITIC Bank Corp., Ltd. (Class H)	10,498,000	8,420,222
Country Garden Holdings Co., Ltd.	15,868,200	6,343,311
Guangzhou R&F Properties Co., Ltd. (Class H) (a)	7,566,400	9,259,384
Industrial & Commercial Bank of China, Ltd. (Class H)	10,099,000	7,370,915
Xinyi Glass Holdings, Ltd. (a)	11,228,000	5,661,164
Zijin Mining Group Co., Ltd. (Class H) (a)	24,138,000	6,847,792

		52,557,302

COLOMBIA — 0.3%
Ecopetrol SA ADR (a)	259,548	4,443,462

CZECH REPUBLIC — 0.4%
Komercni Banka AS	25,880	5,355,885

DENMARK — 1.3%
TDC A/S	2,334,742	17,919,133

FINLAND — 5.2%
Elisa Oyj	743,936	20,353,520
Fortum Oyj	1,409,333	30,645,385
Orion Oyj (Class B)	466,032	14,532,273
YIT Oyj (a)	752,748	3,889,384

		69,420,562

FRANCE — 2.9%
Fonciere Des Regions	91,742	8,525,754
Neopost SA (a)	146,088	8,334,002
Total SA	423,511	21,790,206

		38,649,962

GERMANY — 6.6%
Drillisch AG (a)	540,088	19,331,524
Freenet AG	999,185	28,648,772
ProSiebenSat.1 Media AG	682,016	28,744,279
Telefonica Deutschland Holding AG (b)	2,049,681	10,947,677

		87,672,252

HONG KONG — 4.4%
BOC Hong Kong Holdings, Ltd. (a)	2,750,500	9,203,979
China Power International Development, Ltd. (a)	15,374,000	7,791,230
Evergrande Real Estate Group, Ltd. (a)	17,312,000	7,009,765
Greentown China Holdings, Ltd. (a)	8,507,500	8,447,326
Poly Property Group Co., Ltd. (a)	19,207,000	7,900,905
Shougang Fushan Resources Group, Ltd. (a)	31,600,000	6,886,529
Yue Yuen Industrial Holdings, Ltd.	3,109,500	11,207,248

		58,446,982

ISRAEL — 1.4%
Israel Chemicals, Ltd.	2,494,105	18,125,195

ITALY — 4.1%
ENI SpA	1,385,748	24,330,726
Terna Rete Elettrica Nazionale SpA	6,520,005	29,664,645

		53,995,371

MEXICO — 0.6%
Grupo Financiero Santander Mexico SAB de CV ADR (Class B)	781,409	8,095,397

NETHERLANDS — 0.8%
Corio NV	209,218	10,286,065

NEW ZEALAND — 1.9%
Spark New Zealand, Ltd. (a)	10,474,600	25,502,337

NORWAY — 1.0%
Gjensidige Forsikring ASA	849,273	13,819,355

PORTUGAL — 2.2%
EDP — Energias de Portugal SA	7,484,610	29,144,634

RUSSIA — 0.5%
CTC Media, Inc.	689,672	3,358,703
MegaFon OAO GDR	242,432	3,340,713

		6,699,416

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 3.2%
Ascendas REIT	6,165,000	$11,072,900
Hutchison Port Holdings Trust (a)	21,495,000	14,831,550
Keppel REIT	8,160,000	7,512,792
Suntec REIT (a)	6,497,000	9,609,931

		43,027,173

SOUTH AFRICA — 2.8%
Kumba Iron Ore, Ltd. (a)	426,283	8,839,787
MMI Holdings, Ltd.	2,372,020	6,151,105
Redefine Properties, Ltd.	9,841,426	9,102,389
Reunert, Ltd. (a)	1,159,653	6,084,576
Vodacom Group, Ltd. (a)	627,230	6,963,168

		37,141,025

SPAIN — 2.8%
Enagas SA	1,138,612	36,077,108
Ferrovial SA	27,023	537,093

		36,614,201

SWEDEN — 4.5%
NCC AB (Class B) (a)	470,294	14,826,884
Swedbank AB (Class A)	401,803	10,034,489
TeliaSonera AB	5,523,036	35,558,524

		60,419,897

SWITZERLAND — 0.9%
Zurich Insurance Group AG (b)	39,232	12,306,762

THAILAND — 1.2%
Advanced Info Service PCL	3,100	23,650
Advanced Info Service PCL NVDR	975,900	7,445,316
Intouch Holdings PCL NVDR	3,257,965	7,798,321

		15,267,287

TURKEY — 1.6%
Eregli Demir ve Celik Fabrikalari TAS	3,812,606	7,273,756
Tofas Turk Otomobil Fabrikasi AS	950,606	6,485,794
Turk Telekomunikasyon AS	2,376,563	7,390,702

		21,150,252

UNITED KINGDOM — 22.3%
Admiral Group PLC	455,992	9,399,493
Amlin PLC	1,234,782	9,206,946
AstraZeneca PLC	637,128	45,256,241
BAE Systems PLC	4,508,681	33,182,358
Berkeley Group Holdings PLC	595,273	23,018,849
Carillion PLC (a)	2,374,412	12,432,329
Catlin Group, Ltd.	932,705	9,758,488
J Sainsbury PLC (a)	7,024,427	27,020,650
National Grid PLC	2,332,860	33,395,996
Phoenix Group Holdings	1,047,577	13,557,505
Royal Dutch Shell PLC (Class A)	1,161,241	38,992,670
Vodafone Group PLC	12,894,209	41,329,245

		296,550,770

TOTAL COMMON STOCKS —
(Cost $1,487,766,279)		1,326,181,782

SHORT TERM INVESTMENTS — 15.7%
UNITED STATES — 15.7%
MONEY MARKET FUNDS — 15.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	187,984,407	187,984,407
State Street Institutional Liquid Reserves Fund 0.08% (d)(e)	21,797,906	21,797,906

TOTAL SHORT TERM INVESTMENT —
(Cost $209,782,313)		209,782,313

TOTAL INVESTMENTS — 115.3%
(Cost $1,697,548,592)		1,535,964,095
OTHER ASSETS & LIABILITIES — (15.3)%		(203,917,205)

NET ASSETS — 100.0%		$1,332,046,890

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Investment Trusts	11.1%
Oil, Gas & Consumable Fuels	10.4
Diversified Telecommunication Services	9.4
Electric Utilities	8.9
Wireless Telecommunication Services	8.6
Banks	7.3
Insurance	6.4
Pharmaceuticals	4.5
Gas Utilities	4.0
Food & Staples Retailing	2.9
Real Estate Management & Development	2.9
Construction & Engineering	2.8
Multi-Utilities	2.5
Aerospace & Defense	2.5
Media	2.5
Metals & Mining	2.2
Household Durables	1.7
Chemicals	1.4
Transportation Infrastructure	1.1
Hotels, Restaurants & Leisure	0.9
Textiles, Apparel & Luxury Goods	0.9
Energy Equipment & Services	0.8
Multiline Retail	0.8
Technology Hardware, Storage & Peripherals	0.6
Diversified Financial Services	0.6
Independent Power and Renewable Electricity Producers	0.6
Automobiles	0.5
Industrial Conglomerates	0.4
Auto Components	0.4
Short Term Investments	15.7
Other Assets & Liabilities	(15.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 6.3%
ALS, Ltd. (a)	14,642	$64,345
Alumina, Ltd. (b)	80,524	118,285
Ansell, Ltd.	5,739	105,765
Aristocrat Leisure, Ltd.	18,537	99,514
AusNet Services	55,819	60,754
Bank of Queensland, Ltd.	15,092	150,429
Bendigo & Adelaide Bank, Ltd. (a)	48,550	179,554
BlueScope Steel, Ltd. (b)	21,824	100,193
Boral, Ltd.	29,898	129,675
carsales.com, Ltd. (a)	8,782	74,886
Challenger Financial Services Group, Ltd.	17,034	91,027
Cochlear, Ltd. (a)	2,353	149,617
DUET Group	48,685	96,018
DuluxGroup, Ltd.	29,666	140,808
Echo Entertainment Group, Ltd.	34,771	107,844
Federation Centres (a)	57,947	136,098
Flight Centre Travel Group, Ltd. (a)	2,168	57,874
GrainCorp, Ltd.	9,158	61,829
Harvey Norman Holdings, Ltd. (a)	32,411	89,119
Healthscope, Ltd. (b)	42,955	95,614
Iluka Resources, Ltd. (a)	16,021	78,009
Incitec Pivot, Ltd.	58,777	153,439
Investa Office Fund (a)	31,333	93,335
IOOF Holdings, Ltd.	18,360	133,722
Metcash, Ltd. (a)	34,666	52,624
New Hope Corp., Ltd.	6,816	13,777
Perpetual, Ltd.	3,623	137,274
Platinum Asset Management, Ltd.	5,386	31,911
Primary Health Care, Ltd.	18,894	72,826
Qantas Airways, Ltd. (b)	43,579	85,591
Reece Australia, Ltd.	1,665	44,814
Seven Group Holdings, Ltd. (a)	3,600	17,146
Sims Metal Management, Ltd. (a)	8,323	81,938
Spark Infrastructure Group (a)	36,529	63,673
Tabcorp Holdings, Ltd.	28,304	96,125
Tatts Group, Ltd.	66,384	187,966
Toll Holdings, Ltd.	27,511	132,605
TPG Telecom, Ltd.	9,995	55,211
Treasury Wine Estates, Ltd.	25,894	101,078
Washington H Soul Pattinson & Co., Ltd.	4,226	47,310
WorleyParsons, Ltd.	8,130	67,064

		3,856,686

AUSTRIA — 0.8%
ams AG	2,663	97,151
Atrium European Real Estate, Ltd. (b)	4,908	24,290
CA Immobilien Anlagen AG (b)	7,877	147,739
IMMOFINANZ AG (b)	43,940	111,231
Mayr Melnhof Karton AG	264	27,473
Oesterreichische Post AG	1,121	54,774

		462,658

BELGIUM — 0.9%
Ackermans & van haaren NV	888	109,709
Bekaert NV	1,200	38,255
bpost SA	2,462	61,921
Cofinimmo SA	1,598	185,573
Elia System Operator SA/NV	933	43,477
Financiere de Tubize SA	564	35,891
S.A. D’Ieteren NV (a)	597	21,163
Sofina SA	691	72,661

		568,650

BERMUDA — 0.3%
Hiscox, Ltd.	17,248	193,771

CANADA — 9.3%
Aimia, Inc.	8,696	109,690
Allied Properties REIT	4,813	155,578
Amaya, Inc. (a)(b)	4,714	116,197
Atco, Ltd. (Class I)	4,153	170,889
Athabasca Oil Corp. (b)	11,170	24,978
Boardwalk REIT	940	49,944
Bonavista Energy Corp. (a)	5,791	36,498
Brookfield Residential Properties, Inc. (b)	1,526	36,716
CAE, Inc. (a)	9,123	118,778
Calloway REIT	2,062	48,601
Canadian Apartment Properties REIT	2,152	46,691
Canadian REIT	1,320	52,185
Canadian Western Bank	4,863	137,503
Canfor Corp. (b)	2,921	74,749
Capital Power Corp. (a)	6,349	142,520
CCL Industries, Inc. (Class B)	1,076	116,932
Cineplex, Inc. (a)	2,312	89,486
Cogeco Cable, Inc.	612	37,853
Cominar Real Estate Investment Trust	2,463	39,574
DH Corp.	5,559	175,997
Dream Office Real Estate Investment Trust	1,495	32,462
E-L Financial Corp., Ltd.	117	70,119
Element Financial Corp. (b)	13,521	165,065
Emera, Inc.	4,657	155,361
Enerplus Corp. (a)	8,285	80,042
Ensign Energy Services, Inc.	3,815	33,596
First Capital Realty, Inc. (a)	3,382	54,486
Genworth MI Canada, Inc. (a)	930	29,693
Gibson Energy, Inc.	5,037	118,244
Home Capital Group, Inc. (a)	2,152	89,164
HudBay Minerals, Inc.	15,360	134,205
Industrial Alliance Insurance & Financial Services, Inc.	3,640	139,629
InterOil Corp. (b)	1,383	67,477
Kinross Gold Corp. (b)	48,534	136,603
Linamar Corp.	2,005	122,819
Lundin Mining Corp. (b)	23,668	116,884
MacDonald, Dettwiler & Associates, Ltd.	1,235	101,242
Mullen Group, Ltd.	2,921	53,742
New Gold, Inc. (b)	18,709	80,441
Pan American Silver Corp.	6,276	58,087
Pason Systems, Inc.	5,016	94,798
Pengrowth Energy Corp. (a)	15,341	48,477
Penn West Petroleum, Ltd. (a)	21,195	44,467
PrairieSky Royalty, Ltd. (a)	4,592	121,317
Precision Drilling Corp. (a)	16,367	99,763
Progressive Waste Solutions, Ltd. (a)	6,288	189,631
Quebecor, Inc. (Class B)	3,378	93,152
Ritchie Bros Auctioneers, Inc. (a)	2,824	76,119
Russel Metals, Inc. (a)	3,740	83,631

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Secure Energy Services, Inc.	6,715	$98,384
ShawCor, Ltd. (Class A)	1,831	67,027
Stantec, Inc. (a)	3,392	93,509
Tahoe Resources, Inc. (a)	2,488	34,691
The Jean Coutu Group Pjc, Inc. (Class A)	4,132	100,995
TMX Group, Ltd. (a)	605	26,430
TransAlta Corp. (a)	9,822	89,210
TransForce, Inc. (a)	4,040	103,211
Trican Well Service, Ltd. (a)	11,571	55,645
Trilogy Energy Corp. (a)	2,256	15,407
Veresen, Inc. (a)	11,952	189,457
West Fraser Timber Co., Ltd. (a)	2,603	149,382
Westshore Terminals Investment Corp.	3,040	83,018
Whitecap Resources, Inc. (a)	11,896	117,496

		5,695,937

DENMARK — 1.0%
FLSmidth & Co. A/S (a)	1,970	87,171
Genmab A/S (b)	525	30,739
GN Store Nord A/S	7,201	157,740
H. Lundbeck A/S	2,238	44,660
Royal UNIBREW A/S (b)	94	16,604
Sydbank A/S (b)	3,183	98,380
Topdanmark A/S (b)	3,026	98,445
William Demant Holding A/S (b)	914	69,541

		603,280

FINLAND — 1.4%
Amer Sports Oyj	4,025	78,220
Cargotec Oyj (a)	1,417	43,809
Elisa Oyj	7,366	201,528
Huhtamaki Oyj	2,877	76,032
Kemira Oyj	1,937	23,169
Kesko Oyj (Class B)	2,693	98,347
Neste Oil Oyj (a)	5,033	122,169
Nokian Renkaat Oyj (a)	4,903	120,378
Outokumpu Oyj (a)(b)	17,907	103,401

		867,053

FRANCE — 3.5%
Air France-KLM (a)(b)	4,536	43,713
Arkema SA	3,304	220,170
bioMerieux (a)	557	57,789
Bourbon SA	1,536	35,686
Eramet (a)(b)	382	35,361
Eurazeo SA	1,107	77,974
Faurecia	1,864	69,730
Havas SA	9,998	81,747
Ipsen SA	2,062	107,290
Korian-Medica	3,882	141,862
Lagardere SCA	5,129	134,057
Mercialys SA REIT	3,793	84,612
Metropole Television SA	2,662	50,169
Neopost SA (a)	1,364	77,813
Nexity	1,330	50,510
Orpea	1,666	104,587
Plastic Omnium SA	2,394	65,513
Remy Cointreau SA	1,879	125,871
Rubis SCA	1,566	89,583
Sa des Ciments Vicat	683	49,257
Sartorius Stedim Biotech (a)	182	35,523
Schneider Electric SE	575	42,171
SEB SA	1,144	85,231
Societe Television Francaise 1	4,467	68,755
Technicolor SA (b)	10,360	58,155
Teleperformance	2,365	161,490
Vilmorin & Cie (a)	210	21,490

		2,176,109

GERMANY — 4.3%
Aareal Bank AG	2,147	86,487
Aurubis AG	1,036	58,349
Bilfinger SE	2,345	131,535
Carl Zeiss Meditec AG (a)	1,040	26,553
CTS Eventim AG & Co. KGaA	2,058	61,012
Deutsche Euroshop AG	1,108	48,528
Dialog Semiconductor PLC (b)	3,655	129,697
Drillisch AG (a)	2,422	86,691
Duerr AG	1,001	88,737
ElringKlinger AG	1,079	37,596
Freenet AG	5,448	156,206
Gerresheimer AG	1,506	81,914
Gerry Weber International AG	850	35,125
KION Group AG	732	28,110
Krones AG	520	50,816
KWS Saat AG	84	27,393
LEG Immobilien AG (b)	3,184	238,835
Leoni AG	1,556	93,003
MorphoSys AG (b)	1,513	140,295
MTU Aero Engines AG	2,019	176,293
OSRAM Licht AG (b)	3,241	128,477
Puma AG Rudolf Dassler Sport (a)	92	19,209
Rational AG	94	29,545
Rheinmetall AG	2,676	117,446
Rhoen-Klinikum AG	2,559	71,824
Salzgitter AG	1,448	41,018
SGL Carbon AG (a)(b)	1,533	25,451
Software AG (a)	2,163	52,870
Stada Arzneimittel AG	2,621	80,081
Suedzucker AG (a)	971	14,058
TUI AG (a)	5,063	84,546
Wirecard AG	4,558	201,064

		2,648,764

HONG KONG — 2.3%
ASM Pacific Technology, Ltd. (a)	8,000	76,339
Brightoil Petroleum Holdings, Ltd. (a)(b)	47,000	11,940
Cafe de Coral Holdings, Ltd.	14,000	48,563
Champion REIT	123,000	57,100
Esprit Holdings, Ltd. (a)	85,916	102,813
First Pacific Co., Ltd.	94,500	93,710
Genting Hong Kong, Ltd.	69,303	24,256
Goldin Financial Holdings, Ltd. (a)(b)	80,000	77,371
Great Eagle Holdings, Ltd.	5,000	16,280
Hopewell Highway Infrastructure, Ltd.	2,075	1,041
Hopewell Holdings	41,500	151,715
Johnson Electric Holdings, Ltd.	14,000	51,542
Macau Legend Development, Ltd. (a)(b)	275,595	103,417
Melco International Development, Ltd. (a)	43,000	94,818
Orient Overseas International, Ltd.	3,000	17,544

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PCCW, Ltd.	180,807	$123,571
SA SA International Holdings, Ltd. (a)	24,000	16,805
Shangri-La Asia, Ltd.	86,000	118,661
Stella International Holdings, Ltd.	22,500	59,479
Television Broadcasts, Ltd. (a)	12,100	70,448
Towngas China Co., Ltd.	14,000	14,190
VTech Holdings, Ltd. (a)	4,200	60,225

		1,391,828

IRELAND — 1.5%
Dragon Oil PLC	14,599	119,702
Glanbia PLC	5,204	79,973
Grafton Group PLC	13,888	138,158
ICON PLC (a)(b)	2,106	107,385
King Digital Entertainment PLC (a)	1,248	19,169
Kingspan Group PLC	4,245	73,711
Paddy Power PLC	1,960	163,434
Smurfit Kappa Group PLC	8,444	191,070

		892,602

ISRAEL — 0.8%
Azrieli Group	935	30,827
Bezeq The Israeli Telecommunication Corp., Ltd.	74,987	133,924
Delek Group, Ltd.	163	41,187
Gazit-Globe, Ltd.	2,998	35,577
Mizrahi Tefahot Bank, Ltd. (b)	3,877	40,748
NICE Systems, Ltd.	2,688	136,146
Osem Investments, Ltd.	2,449	43,613
The Israel Corp., Ltd. (b)	96	45,787

		507,809

ITALY — 2.4%
A2A SpA	44,734	45,334
Autogrill SpA (b)	3,921	29,654
Azimut Holding SpA	3,647	79,567
Banca Generali SpA	1,937	54,026
Banca Popolare dell’Emilia Romagna SC (b)	16,094	106,428
Banca Popolare di Milano Scarl (b)	226,713	148,826
Buzzi Unicem SpA	4,551	35,189
Cosmo Pharmaceuticals SpA	95	14,035
Davide Campari-Milano SpA (a)	11,909	74,358
De’ Longhi SpA (a)	1,835	33,240
DiaSorin SpA	809	32,628
FinecoBank Banca Fineco SpA (b)	17,933	101,295
Gtech Spa (a)	2,701	60,432
Hera SpA	15,316	36,047
Mediaset SpA (b)	30,596	127,358
Moncler SpA	5,481	73,751
Prysmian SpA	8,394	153,881
Recordati SpA	5,128	79,736
Tod’s SpA (a)	699	60,900
Unipol Gruppo Finanziario SpA	18,041	89,942
World Duty Free SpA (a)(b)	3,428	33,039

		1,469,666

JAPAN — 30.4%
Activia Properties, Inc.	2	17,449
Advance Residence Investment Corp. (a)	79	211,510
Advantest Corp. (a)	8,100	102,082
Aeon Credit Service Co., Ltd. (a)	7,000	140,239
Aiful Corp. (a)(b)	6,600	22,460
Air Water, Inc.	8,000	127,845
Alfresa Holdings Corp.	11,700	142,475
Alps Electric Co., Ltd.	10,100	194,511
Amada Co., Ltd. (a)	32,900	284,560
Asics Corp.	9,900	239,047
Benesse Holdings, Inc.	4,300	128,575
Calbee, Inc.	5,900	205,451
Canon Marketing Japan, Inc.	4,300	73,451
Coca-Cola East Japan Co., Ltd. (a)	1,100	16,982
Cosmos Pharmaceutical Corp.	100	13,720
Credit Saison Co., Ltd.	5,000	94,207
CyberAgent, Inc.	800	30,260
Daicel Corp.	15,000	177,405
Don Quijote Holdings Co., Ltd. (a)	2,800	195,004
Dowa Holdings Co., Ltd.	13,000	104,633
Ebara Corp. (a)	31,000	128,504
Ezaki Glico Co., Ltd.	1,100	38,992
FamilyMart Co., Ltd. (a)	4,300	163,184
Frontier Real Estate Investment Corp. (a)	34	155,970
Fuji Electric Holdings Co., Ltd.	43,000	173,585
Fuji Television Network, Inc.	4,300	53,546
Fukuoka Financial Group, Inc.	43,000	224,154
GLP J-REIT	155	172,718
Hakuhodo DY Holdings, Inc. (a)	8,600	83,206
Hamamatsu Photonics K.K.	4,300	207,298
Hisamitsu Pharmaceutical Co., Inc.	5,500	173,860
Hitachi Capital Corp.	4,300	95,902
Hitachi Construction Machinery Co., Ltd. (a)	4,300	92,101
Hokuhoku Financial Group, Inc.	43,000	87,510
Hokuriku Electric Power Co.	8,300	106,610
Hoshizaki Electric Co., Ltd.	3,200	155,870
Ibiden Co., Ltd.	4,300	64,126
Idemitsu Kosan Co., Ltd. (a)	8,400	139,982
Iida Group Holdings Co., Ltd.	11,400	140,533
Isetan Mitsukoshi Holdings, Ltd. (a)	21,100	265,037
J Front Retailing Co., Ltd.	16,700	195,979
Japan Airport Terminal Co., Ltd.	4,000	159,640
Japan Aviation Electronics Industry, Ltd.	1,000	22,203
Japan Display, Inc. (a)(b)	27,045	83,462
Japan Prime Realty Investment Corp.	43	149,914
Japan Retail Fund Investment Corp.	99	209,734
JSR Corp.	8,200	141,984
Kakaku.com, Inc. (a)	5,100	74,057
Kansai Paint Co., Ltd.	15,000	234,330
Keihan Electric Railway Co., Ltd.	43,000	232,045
Keio Corp.	24,000	174,753
Keisei Electric Railway Co., Ltd.	14,000	172,000
Kewpie Corp.	4,300	80,731
Kikkoman Corp. (a)	11,000	272,121
Koito Manufacturing Co., Ltd. (a)	6,700	207,044
Konami Corp.	5,400	99,987
Kuraray Co., Ltd. (a)	13,300	152,862
Kurita Water Industries, Ltd.	8,100	170,452
Mabuchi Motor Co., Ltd.	2,400	96,284
Marui Group Co., Ltd.	19,700	179,756
Medipal Holdings Corp.	17,100	200,388
Miraca Holdings, Inc.	4,300	186,855

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

MISUMI Group, Inc.	4,300	$143,100
Mitsubishi Gas Chemical Co., Inc.	33,000	167,071
Mitsubishi Materials Corp. (a)	62,000	207,882
Mitsubishi UFJ Lease & Finance Co., Ltd.	22,300	106,390
Mitsui Chemicals, Inc.	43,000	123,375
Mitsui OSK Lines, Ltd.	43,000	128,754
Mixi, Inc. (a)	1,600	59,786
Nabtesco Corp.	4,300	105,406
Nagoya Railroad Co., Ltd. (a)	43,000	161,033
Nankai Electric Railway Co., Ltd. (a)	31,000	119,972
NH Foods, Ltd. (a)	10,000	220,026
NHK Spring Co., Ltd.	9,200	81,031
Nippon Electric Glass Co., Ltd.	43,000	195,463
Nippon Express Co., Ltd.	43,000	220,209
Nippon Prologis REIT, Inc.	60	130,414
Nippon Yusen K.K.	48,000	136,920
Nissan Chemical Industries, Ltd. (a)	7,300	133,951
Nisshin Seifun Group, Inc. (a)	20,300	198,098
NOK Corp.	4,300	110,822
Nomura Real Estate Holdings, Inc.	4,300	74,527
NTN Corp.	34,000	152,567
NTT Urban Development Corp.	4,300	43,863
Obic Co., Ltd.	4,300	141,128
OJI Paper Co., Ltd.	43,000	155,294
Orix JREIT, Inc.	91	128,119
Otsuka Corp. (a)	900	28,675
Park24 Co., Ltd.	4,300	63,588
Pigeon Corp.	500	29,442
Rinnai Corp.	2,100	142,400
Ryohin Keikaku Co., Ltd.	1,300	161,341
Sankyo Co., Ltd.	4,300	148,839
Sanrio Co., Ltd. (a)	4,300	107,594
Santen Pharmaceutical Co., Ltd.	4,300	232,045
SBI Holdings, Inc.	8,600	95,113
Seven Bank, Ltd. (a)	22,200	94,062
Shikoku Electric Power Co., Inc. (b)	8,300	101,418
Shimadzu Corp.	11,000	113,032
Showa Shell Sekiyu K.K. (a)	7,900	78,476
Sohgo Security Services Co., Ltd.	700	17,083
Sojitz Corp.	50,900	71,747
Stanley Electric Co., Ltd. (a)	9,100	198,857
Sumco Corp. (a)(b)	1,300	18,964
Sumitomo Heavy Industries, Ltd.	43,000	234,197
Sumitomo Rubber Industries, Inc.	5,300	79,570
Suruga Bank, Ltd.	12,900	239,182
Suzuken Co., Ltd.	4,300	119,788
Tadano, Ltd.	1,000	12,528
Taiheiyo Cement Corp.	43,000	135,927
Taiyo Nippon Sanso Corp. (a)	12,000	133,417
Takashimaya Co., Ltd.	25,000	201,635
The Bank of Kyoto, Ltd.	33,000	278,544
The Chugoku Bank, Ltd.	8,400	115,601
The Gunma Bank, Ltd. (a)	19,000	124,401
The Hachijuni Bank, Ltd.	46,000	298,878
The Hiroshima Bank, Ltd. (a)	43,000	206,581
The Iyo Bank, Ltd. (a)	13,300	145,430
The Joyo Bank, Ltd. (a)	43,000	215,188
THK Co., Ltd.	4,700	114,702
Toho Co., Ltd.	10,800	246,546
Toho Gas Co., Ltd. (a)	43,000	212,319
Tokyo Tatemono Co., Ltd.	25,000	183,702
TOTO, Ltd.	17,000	199,641
Toyo Seikan Group Holdings, Ltd.	5,400	68,100
Toyo Suisan Kaisha, Ltd. (a)	6,800	221,194
Toyo Tire & Rubber Co., Ltd.	1,000	19,901
Toyota Boshoku Corp. (a)	4,300	57,921
Trend Micro, Inc. (a)(b)	4,300	119,788
United Urban Investment Corp.	132	207,972
Yamada Denki Co., Ltd. (a)	38,500	130,372
Yamaha Corp.	17,100	256,011
Yamazaki Baking Co., Ltd. (a)	2,000	24,822
Yaskawa Electric Corp. (a)	10,000	129,447
Yokogawa Electric Corp. (a)	7,600	84,497

		18,706,814

JERSEY — 0.2%
Beazley PLC	27,673	124,269

LUXEMBOURG — 0.7%
APERAM SA (a)(b)	557	16,570
B&M European Value Retail SA	3,516	15,625
COLT Group SA (b)	38,449	80,335
Eurofins Scientific SE (a)	331	84,932
GAGFAH SA (b)	9,820	219,830
L’Occitane International SA	13,250	33,420

		450,712

NETHERLANDS — 1.8%
Aalberts Industries NV	3,378	100,288
Arcadis NV	4,258	128,449
ASM International NV	2,793	118,627
Constellium NV (Class A) (b)	2,656	43,638
Delta Lloyd NV	6,707	147,586
Eurocommercial Properties NV	2,338	99,499
Fugro NV	1,905	39,787
Nutreco NV	3,014	162,241
PostNL NV (b)	17,614	66,073
SBM Offshore NV (a)(b)	8,591	101,679
TNT Express NV	13,323	89,329

		1,097,196

NEW ZEALAND — 1.1%
Auckland International Airport, Ltd.	28,012	92,612
Contact Energy, Ltd.	18,036	89,939
Fisher & Paykel Healthcare Corp., Ltd.	36,138	176,534
Mighty River Power, Ltd.	15,704	36,577
Ryman Healthcare, Ltd.	15,089	100,481
Sky Network Television, Ltd.	17,094	80,699
Spark New Zealand, Ltd.	32,020	77,959
Xero, Ltd. (a)(b)	2,051	25,889

		680,690

NORWAY — 0.8%
Akastor ASA (a)	5,988	17,251
Aker ASA	845	18,540
Det Norske Oljeselskap ASA (a)(b)	4,325	22,999
DNO ASA (a)(b)	20,182	43,015
Kongsberg Gruppen AS	1,540	25,264
Leroy Seafood Group ASA	862	31,387
Opera Software ASA (a)	6,500	82,360
Salmar ASA	2,274	38,671
SpareBank 1 SR Bank ASA	4,193	29,361
Storebrand ASA (b)	18,938	73,756

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

TGS Nopec Geophysical Co. ASA (a)	4,479	$96,599

		479,203

PORTUGAL — 0.3%
NOS SGPS	16,091	101,950
Portucel SA	9,188	34,299
Sonae SGPS SA	38,540	47,754

		184,003

SINGAPORE — 2.1%
Ascendas REIT	78,000	140,095
CapitaCommercial Trust	51,000	67,546
ComfortDelGro Corp., Ltd.	97,000	190,325
Ezion Holdings, Ltd. (a)	41,000	34,654
First Resources Ltd.	43,000	60,682
Keppel Land, Ltd.	39,096	100,904
Keppel REIT	16,000	14,731
M1, Ltd.	7,000	19,070
Mapletree Logistics Trust	54,611	48,837
Neptune Orient Lines, Ltd. (a)(b)	52,000	32,964
SATS Ltd. (a)	43,000	98,974
SIA Engineering Co., Ltd. (a)	5,000	15,924
Singapore Post, Ltd.	89,000	128,956
Suntec REIT (a)	84,000	124,247
UOL Group, Ltd.	44,093	231,596

		1,309,505

SOUTH KOREA — 4.9%
BS Financial Group, Inc. (b)	9,374	123,662
Celltrion, Inc. (b)	3,482	123,073
Cheil Worldwide, Inc. (b)	3,146	49,230
CJ CheilJedang Corp. (b)	214	59,674
CJ Korea Express Co., Ltd. (b)	132	23,538
Daelim Industrial Co., Ltd. (b)	1,364	81,655
Daewoo Engineering & Construction Co., Ltd. (b)	7,528	40,340
Daewoo International Corp. (b)	2,275	65,095
Daewoo Securities Co., Ltd. (b)	10,547	94,325
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)(b)	3,982	67,565
DGB Financial Group, Inc. (b)	6,410	65,899
Dongbu Insurance Co., Ltd. (b)	2,374	118,792
Doosan Corp.	911	85,783
Doosan Heavy Industries & Construction Co., Ltd. (b)	840	18,074
Doosan Infracore Co., Ltd. (b)	4,514	39,918
Grand Korea Leisure Co., Ltd.	430	12,617
GS Engineering & Construction Corp. (b)	2,084	44,082
GS Holdings Corp. (b)	3,339	121,512
Hanssem Co., Ltd. (b)	370	38,543
Hanwha Chemical Corp. (b)	3,414	36,651
Hanwha Corp. (b)	3,670	104,342
Hyosung Corp. (b)	740	46,050
Hyundai Department Store Co., Ltd. (b)	470	52,595
Hyundai Development Co.-Engineering & Construction (b)	2,286	80,488
Hyundai Marine & Fire Insurance Co., Ltd. (b)	2,190	51,804
Hyundai Merchant Marine Co., Ltd. (b)	4,340	39,485
Hyundai Mipo Dockyard Co., Ltd. (b)	517	32,784
KEPCO Plant Service & Engineering Co., Ltd. (b)	227	16,460
Korea Aerospace Industries, Ltd. (b)	1,176	42,583
Korea Gas Corp. (b)	1,053	47,470
Korea Investment Holdings Co., Ltd. (b)	2,592	114,372
Kumho Petrochemical Co., Ltd. (b)	859	62,990
LG Innotek Co., Ltd. (b)	286	29,273
LG Uplus Corp. (b)	9,488	99,270
Lotte Chilsung Beverage Co., Ltd. (b)	10	13,510
Lotte Confectionery Co., Ltd. (b)	48	77,733
LS Corp. (b)	2,728	134,768
NCSoft Corp.	516	85,441
OCI Co., Ltd. (b)	575	41,118
Ottogi Corp. (b)	43	19,013
Paradise Co., Ltd.	701	15,051
S1 Corp. (b)	973	63,028
Samsung Electro-Mechanics Co., Ltd. (b)	2,674	133,074
Samsung Engineering Co., Ltd. (b)	1,012	34,895
Samsung Securities Co., Ltd. (b)	2,984	120,946
Samsung Techwin Co., Ltd. (b)	2,049	44,460
Woori Investment & Securities Co., Ltd. (b)	4,906	45,750
Young Poong Corp. (b)	34	38,295
Youngone Corp. (b)	280	13,501

		3,010,577

SPAIN — 2.1%
Abengoa SA (Class B) (a)	5,301	11,751
Acciona SA (b)	1,019	69,297
Acerinox SA	5,325	80,576
Almirall SA (b)	2,405	40,015
Applus Services SA (b)	3,597	39,826
Atresmedia Corp. de Medios de Comunicaion SA	3,255	45,847
Bolsas y Mercados Espanoles SA	3,331	129,546
Cia de Distribucion Integral Logista Holdings SAU (b)	1,526	33,459
Corporacion Financiera Alba SA	551	27,070
Ebro Puleva SA	3,929	65,181
Fomento de Construcciones y Contratas SA (a)(b)	2,911	41,389
Gamesa Corp. Tecnologica SA (b)	12,602	115,268
Grupo Catalana Occidente SA	1,767	51,295
Indra Sistemas SA	4,328	42,263
Inmobiliaria Colonial SA (b)	82,125	54,358
Mediaset Espana Comunicacion SA (b)	7,971	100,745
Melia Hotels International SA (a)	2,989	32,045
Obrascon Huarte Lain SA (a)	1,642	36,857
Prosegur Cia de Seguridad SA	8,213	46,908
Sacyr SA (b)	25,645	88,844
Tecnicas Reunidas SA	976	42,859
Viscofan SA	1,977	105,415

		1,300,814

SWEDEN — 4.0%
AAK AB	987	52,639
Axfood AB (a)	598	35,636
BillerudKorsnas AB	12,549	180,342
Boliden AB	9,742	156,181
Castellum AB	10,412	162,400

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Elekta AB (Class B)	16,468	$167,662
Great Portland Estates PLC	12,846	147,822
Hexpol AB	1,001	94,176
Hufvudstaden AB	4,625	60,026
Husqvarna AB (Class B)	13,368	98,617
Intrum Justitia AB	3,171	93,977
JM AB	3,178	101,085
Loomis AB (Class B)	3,091	89,237
Meda AB (Class A) (a)	11,509	165,396
Modern Times Group AB (Class B)	2,976	94,584
NCC AB (Class B)	5,775	182,067
Nibe Industrier AB (Class B) (a)	5,662	145,307
Peab AB	14,577	102,323
Saab AB	2,185	56,465
Securitas AB (Class B)	11,641	140,452
SSAB AB (b)	1,238	6,359
SSAB AB, (Series A) (a)(b)	10,151	59,156
Swedish Orphan Biovitrum AB (b)	1,840	18,651
Wallenstam AB	2,483	41,139

		2,451,699

SWITZERLAND — 2.8%
Allreal Holding AG (b)	208	28,699
Banque Cantonale Vaudoise	171	92,758
Basellandschaftliche Kantonalbank	33	29,740
Bucher Industries AG	250	62,623
Daetwyler Holding AG	224	28,788
Flughafen Zuerich AG	301	201,899
GAM Holding AG (b)	7,984	144,630
Georg Fischer AG (b)	140	88,623
Helvetia Holding AG	168	80,141
Logitech International SA (a)	7,484	101,303
Luzerner Kantonalbank AG (a)	77	27,180
OC Oerlikon Corp. AG (b)	5,118	64,384
Panalpina Welttransport Holding AG	700	94,047
PSP Swiss Property AG (b)	1,449	125,119
St Galler Kantonalbank AG	76	27,611
Straumann Holding AG	306	77,220
Sulzer AG	934	99,637
Swiss Prime Site AG (b)	2,361	173,454
Temenos Group AG (b)	4,909	175,383
Vontobel Holding AG	730	27,550

		1,750,789

UNITED KINGDOM — 13.4%
AA PLC (b)	23,906	131,396
Abengoa Yield PLC (a)	1,082	29,560
Amlin PLC	21,657	161,482
Ashmore Group PLC (a)	12,942	56,503
Aveva Group PLC	2,451	50,217
Balfour Beatty PLC	26,960	89,119
BBA Aviation PLC	18,545	104,099
Bellway PLC	4,561	137,897
Berendsen PLC	6,091	104,471
Bodycote PLC	13,213	133,400
Booker Group PLC	57,017	145,446
Britvic PLC	9,421	99,082
BTG PLC (b)	16,753	207,671
Cable & Wireless Communications PLC	185,875	143,869
Capital & Counties Properties PLC	25,398	144,388
Carillion PLC (a)	17,754	92,959
Catlin Group, Ltd.	13,929	145,733
Close Brothers Group PLC	4,051	94,369
Derwent London PLC	3,470	163,292
Drax Group PLC	15,733	112,993
DS Smith PLC	34,770	174,573
Dunelm Group PLC	2,943	42,768
Elementis PLC	21,442	87,529
Essentra PLC	8,300	94,734
Euromoney Institutional Investor PLC	1,503	24,537
FirstGroup PLC (b)	44,057	73,298
Genel Energy PLC (b)	5,190	56,648
Greene King PLC	7,613	88,436
Halma PLC	11,554	123,857
Hays PLC	47,151	107,045
Henderson Group PLC	40,154	133,986
Home Retail Group PLC	53,827	174,154
Howden Joinery Group PLC	24,349	153,004
Hunting PLC	10,494	86,968
ICAP PLC	20,867	147,197
IG Group Holdings PLC	12,354	138,501
Informa PLC	31,864	233,912
Intermediate Capital Group PLC	12,864	92,288
International Personal Finance PLC	8,358	58,593
Jardine Lloyd Thompson Group PLC	5,145	71,880
Jazztel PLC (b)	7,627	115,825
John Wood Group PLC	13,863	128,939
Jupiter Fund Management PLC	12,888	73,329
Just Eat PLC (b)	7,850	37,908
Ladbrokes PLC	27,771	47,849
Lonmin PLC (a)(b)	14,026	38,885
Man Group PLC	75,590	189,171
Markit, Ltd. (a)(b)	2,237	59,124
Michael Page International PLC	8,807	56,563
Millennium & Copthorne Hotels PLC	4,349	39,975
Mitchells & Butlers PLC (b)	5,644	33,794
N Brown Group PLC (a)	6,658	39,803
National Express Group PLC	10,923	42,307
Ocado Group PLC (a)(b)	20,903	130,372
Ophir Energy PLC (b)	18,875	41,645
Phoenix Group Holdings	5,216	67,504
Playtech Plc	6,489	69,713
Premier Oil PLC	17,623	45,944
PZ Cussons PLC	12,456	59,431
QinetiQ Group PLC	33,113	97,015
Regus PLC	22,526	73,198
Rentokil Initial PLC	62,711	118,610
Rightmove PLC	4,089	143,327
Rotork PLC	3,318	120,338
Segro PLC	26,713	154,238
Serco Group PLC (a)	19,562	49,017
Shaftesbury PLC	7,731	94,146
Spectris PLC	4,593	150,538
Spirax-Sarco Engineering PLC	2,912	130,586
Stagecoach Group PLC	16,449	95,052
TalkTalk Telecom Group PLC (a)	19,735	93,577
Telecity Group PLC	8,227	103,201
The Restaurant Group PLC	14,634	150,599
Thomas Cook Group PLC (b)	57,966	115,600
Ultra Electronics Holdings PLC	5,811	163,094
United Business Media PLC	13,471	101,473
Vesuvius PLC	8,487	59,047
Victrex PLC	2,510	81,484

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

WH Smith PLC	8,224	$173,242
WS Atkins PLC	5,582	118,980

		8,216,297

TOTAL COMMON STOCKS —
(Cost $63,621,736)		61,097,381

RIGHTS — 0.0% (c)
SOUTH KOREA — 0.0% (c)
DGB Financial Group, Inc. (expiring 1/13/15) (b) (Cost $0)	5,030	2,437

SHORT TERM INVESTMENTS — 24.0%
UNITED STATES — 24.0%
MONEY MARKET FUNDS — 24.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	9,566,042	9,566,042
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	5,182,472	5,182,472

TOTAL SHORT TERM INVESTMENT —
(Cost $14,748,514)		14,748,514

TOTAL INVESTMENTS — 123.4%
(Cost $78,370,250)		75,848,332
OTHER ASSETS & LIABILITIES — (23.4)%		(14,397,390)

NET ASSETS — 100.0%		$61,450,942

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	5.7%
Real Estate Investment Trusts	5.2
Machinery	4.8
Real Estate Management & Development	4.4
Chemicals	4.3
Media	3.7
Food Products	3.5
Metals & Mining	3.4
Hotels, Restaurants & Leisure	3.3
Capital Markets	3.0
Oil, Gas & Consumable Fuels	2.9
Insurance	2.6
Road & Rail	2.4
Electronic Equipment, Instruments & Components	2.2
Energy Equipment & Services	2.2
Commercial Services & Supplies	2.1
Multiline Retail	2.1
Health Care Providers & Services	2.1
Pharmaceuticals	2.1
Auto Components	2.0
Construction & Engineering	1.8
Health Care Equipment & Supplies	1.7
Diversified Financial Services	1.6
Diversified Telecommunication Services	1.6
Electrical Equipment	1.4
Containers & Packaging	1.4
Household Durables	1.4
Specialty Retail	1.4
Aerospace & Defense	1.4
Software	1.3
Transportation Infrastructure	1.2
Electric Utilities	1.2
Industrial Conglomerates	1.2
Food & Staples Retailing	1.2
Air Freight & Logistics	1.1
Professional Services	1.1
IT Services	1.0
Semiconductors & Semiconductor Equipment	0.9
Trading Companies & Distributors	0.8
Textiles, Apparel & Luxury Goods	0.8
Leisure Products	0.7
Beverages	0.7
Internet Software & Services	0.7
Paper & Forest Products	0.7
Consumer Finance	0.7
Multi-Utilities	0.7
Building Products	0.6
Marine	0.6
Construction Materials	0.6
Internet & Catalog Retail	0.6
Independent Power and Renewable Electricity Producers	0.5
Gas Utilities	0.5
Life Sciences Tools & Services	0.5
Wireless Telecommunication Services	0.4
Technology Hardware, Storage & Peripherals	0.3
Thrifts & Mortgage Finance	0.2
Airlines	0.2
Diversified Consumer Services	0.2
Household Products	0.2
Distributors	0.1
Communications Equipment	0.1
Biotechnology	0.1
Short Term Investments	24.0
Other Assets & Liabilities	(23.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.1%
BRAZIL — 4.3%
Abril Educacao SA (a)	88,275	$377,581
Aliansce Shopping Centers SA	110,023	677,969
Arezzo Industria e Comercio SA	51,322	520,518
Banco ABC Brasil SA Preference Shares	71,255	361,877
BR Properties SA	295,923	1,141,077
Brasil Brokers Participacoes SA	312,566	297,492
Brasil Insurance Participacoes e Administracao SA	80,788	103,333
Brazil Pharma SA (a)	260,705	254,016
Cia Ferro Ligas da Bahia — Ferbasa Prefernce Shares	108,576	354,949
Cia Hering	145,866	1,111,198
Direcional Engenharia SA	69,716	212,699
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Preference Shares	113,771	370,648
Eternit SA	332,139	406,084
Even Construtora e Incorporadora SA	265,623	543,597
Ez Tec Empreendimentos e Participacoes SA	90,432	748,440
Fleury SA	111,761	684,474
GAEC Educacao SA	78,216	1,040,153
Gafisa SA	488,866	404,599
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	109,174	623,453
Helbor Empreendimentos SA	175,689	313,943
International Meal Co. Holdings SA	89,567	404,335
Iochpe-Maxion SA	94,788	435,036
JHSF Participacoes SA	147,492	130,391
Kepler Weber SA	16,980	321,305
Linx SA	27,349	519,571
Log-in Logistica Intermodal SA (a)	88,227	112,848
LPS Brasil Consultoria de I moveis SA	95,304	233,043
Magazine Luiza SA	90,817	263,411
Magnesita Refratarios SA	310,374	241,695
Mahle-Metal Leve SA Industria e Comercio	37,506	295,736
Marcopolo SA Preference Shares	547,068	685,327
Marfrig Alimentos SA (a)	235,611	540,677
Mills Estruturas e Servicos de Engenharia SA	95,729	343,921
MRV Engenharia e Participacoes SA	290,366	819,256
Paranapanema SA (a)	232,097	215,665
PDG Realty SA Empreendimentos e Participacoes (a)	979,040	316,746
Prumo Logistica SA (a)	624,545	101,029
QGEP Participacoes SA	92,285	249,963
Randon SA Implementos e Participacoes Preference Shares	229,067	411,049
Restoque Comercio e Confeccoes de Roupas SA	120,093	342,452
Saraiva SA Livreiros Editores Preference Shares (a)	53,204	129,097
Ser Educacional SA	88,950	990,155
SLC Agricola SA	89,269	473,513
Tecnisa SA	140,089	202,898
Tegma Gestao Logistica SA	27,635	165,195
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	79,223	1,263,658
Vanguarda Agro SA (a)	262,573	100,754

		20,856,826

BRITISH VIRGIN ISLANDS — 0.2%
Luxoft Holding, Inc. (a)	20,640	794,846

CHILE — 1.8%
Administradora de Fondos de Pensiones Habitat SA	450,128	674,402
Besalco SA	563,578	325,043
E.CL SA	210,000	306,254
Inversiones Aguas Metropolitanas SA	614,758	952,371
Inversiones La Construccion SA	53,219	648,959
Masisa SA	8,206,208	250,169
Parque Arauco SA	1,013,900	1,944,763
Ripley Corp. SA	1,231,614	596,679
Salfacorp SA	568,572	424,426
Sociedad Matriz SAAM SA	8,757,970	677,142
Vina Concha y Toro SA	925,793	1,784,918

		8,585,126

CHINA — 9.5%
21Vianet Group, Inc. ADR (a)(b)	47,262	731,143
51job, Inc. ADR (a)(b)	27,178	974,331
Anhui Expressway Co., Ltd. (Class H)	1,608,000	1,082,388
Bank of Chongqing Co., Ltd. (Class H)	517,500	399,727
Boyaa Interactive International, Ltd. (b)	970,200	711,869
Cheetah Mobile, Inc. ADR (a)(b)	15,916	240,650
China Animal Healthcare, Ltd. (b)	1,109,700	772,727
China Child Care Corp., Ltd. (b)	741,000	114,664
China Distance Education Holdings, Ltd. ADR	41,926	687,167
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (a)	1,859,400	695,340
China Lesso Group Holdings, Ltd.	951,810	466,402
China Lodging Group, Ltd. ADR (a)(b)	46,634	1,225,542
China SCE Property Holdings, Ltd. (a)	2,398,800	501,113
China Shanshui Cement Group, Ltd. (b)	1,284,000	615,935
China Suntien Green Energy Corp., Ltd. (Class H)	1,664,000	347,612
China Vanadium Titano — Magnetite Mining Co., Ltd.	1,319,000	124,164
Chinasoft International, Ltd. (a)	976,000	274,368
Colour Life Services Group Co., Ltd. (a)(b)	619,000	537,994
Consun Pharmaceutical Group, Ltd.	530,600	400,267
Coolpad Group, Ltd.	2,672,000	527,175
Credit China Holdings, Ltd.	2,164,000	485,549
CT Environmental Group, Ltd.	1,176,000	1,208,627
Dongyue Group	899,000	318,800
Double Coin Holdings, Ltd. (Class B) (d)	688,324	530,009
E-Commerce China Dangdang, Inc. (Class A) ADR (a)(b)	49,829	462,911
E-House China Holdings, Ltd. ADR	60,673	439,273
First Tractor Co., Ltd. (Class H) (b)	646,500	476,027

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Fu Shou Yuan International Group, Ltd.	497,000	$239,693
Hangzhou Steam Turbine Co. (Class B)	787,050	839,333
Harbin Electric Co., Ltd. (Class H)	1,222,000	764,257
Hi Sun Technology China, Ltd. (a)	1,200,000	297,104
Hilong Holding, Ltd. (b)	1,574,000	367,375
Hisense Kelon Electrical Holdings Co., Ltd. (Class H) (a)	262,000	231,429
Homeinns Hotel Group ADR (a)	29,378	881,928
Huangshan Tourism Development Co., Ltd. (Class B)	391,000	633,420
Hunan Non-Ferrous Metal Corp., Ltd. (Class H) (a)(b)	1,926,000	963,640
JA Solar Holdings Co., Ltd. ADR (a)(b)	65,202	533,678
Jiangsu Future Land Co., Ltd. (d)	873,600	442,915
JinkoSolar Holding Co., Ltd. ADR (a)(b)	23,694	467,009
Kangda International Environmental Co., Ltd. (a)(b)(e)	1,897,200	839,139
Leju Holdings, Ltd. ADR (a)	3,033	32,635
Lonking Holdings, Ltd. (b)	2,398,000	485,485
MIE Holdings Corp.	2,042,754	216,001
Noah Holdings, Ltd. ADR (a)(b)	48,519	1,014,047
NQ Mobile, Inc. ADR (a)(b)	61,586	240,801
Ozner Water International Holding, Ltd. (a)(b)(e)	1,309,000	503,017
Parkson Retail Group, Ltd.	2,874,500	719,102
Peak Sport Products Co., Ltd.	1,208,000	334,913
Perfect World Co., Ltd. ADR (b)	33,384	526,132
Phoenix Healthcare Group Co., Ltd. (b)	645,500	1,190,307
Poly Culture Group Corp., Ltd. (Class H) (a)	166,400	512,835
Ports Design, Ltd. (a)(d)	729,000	221,853
PW Medtech Group, Ltd. (a)(b)	2,517,000	1,126,262
Qunar Cayman Islands, Ltd. ADR (a)(b)	22,420	637,401
Real Gold Mining, Ltd. (a)(c)	251,500	0
Renren, Inc. ADR (a)(b)	118,812	298,218
REXLot Holdings, Ltd. (b)	13,497,064	1,096,495
Shanda Games, Ltd. ADR (a)	63,222	359,101
Shanghai Dajiang Food Group Co., Ltd., Class B (a)	1,197,900	489,941
Shanghai Diesel Engine Co., Ltd. (Class B)	378,360	283,392
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. (Class H) (a)(b)	474,000	397,300
Shanghai Haixin Group Co. (Class B) (a)	641,700	379,245
Shanghai Jin Jiang International Hotels Group Co., Ltd. (Class H)	1,072,000	342,825
Shenguan Holdings Group, Ltd. (b)	1,834,010	610,166
Sinofert Holdings, Ltd. (a)(b)	1,588,000	260,064
Sinopec Engineering Group Co., Ltd. (Class H)	1,200,500	811,185
SPT Energy Group, Inc. (b)	1,308,000	241,196
Sunny Optical Technology Group Co., Ltd.	541,000	933,426
TAL Education Group ADR (a)(b)	52,129	1,464,304
TCL Communication Technology Holdings, Ltd. (b)	678,000	630,364
Tian Ge Interactive Holdings, Ltd. (a)(e)	741,000	390,812
Tong Ren Tang Technologies Co., Ltd. (Class H)	448,000	578,858
Trina Solar, Ltd. ADR (a)(b)	57,037	528,163
Wisdom Holdings Group	1,244,000	721,871
Wumart Stores, Inc. (Class H) (b)	480,000	410,994
Xinchen China Power Holdings, Ltd. (a)	792,000	249,196
Xinhua Winshare Publishing and Media Co., Ltd. (Class H)	520,000	413,058
Xinyi Solar Holdings, Ltd. (b)	4,152,800	1,145,991
Yestar International Holdings Co., Ltd.	3,240,000	772,936
Yingli Green Energy Holding Co., Ltd. ADR (a)(b)	152,513	358,406
YuanShengTai Dairy Farm, Ltd. (a)	5,300,000	519,417
Zhaojin Mining Industry Co., Ltd. (Class H) (b)	978,000	493,108

		45,793,517

CYPRUS — 0.2%
Global Ports Investments PLC, GDR	31,582	77,534
QIWI PLC ADR (b)	39,137	790,176

		867,710

CZECH REPUBLIC — 0.3%
Philip Morris CR AS	2,535	1,197,551

EGYPT — 1.6%
Arab Cotton Ginning	421,331	224,512
Citadel Capital SAE (a)	551,627	222,964
Eastern Tobacco	27,262	834,859
Egyptian Financial Group-Hermes Holding Co. (a)	412,962	897,536
Egyptian Kuwait Holding Co. (a)	694,974	521,230
ElSwedy Electric Co. (a)	153,532	894,989
Ezz Steel (a)	507,610	991,785
Juhayna Food Industries (a)	599,936	797,112
Maridive & Oil Services SAE (a)	240,889	134,898
Orascom Telecom Media & Technology Holding SAE (a)	3,859,847	712,582
Sidi Kerir Petrochemicals Co.	155,629	330,410
Six of October Development & Investment Co. (a)	535,765	1,079,016

		7,641,893

GREECE — 1.2%
Aegean Airlines SA (a)	54,223	452,727
Aegean Marine Petroleum Network, Inc.	23,557	330,269
Costamare, Inc.	49,420	870,286
Diana Shipping, Inc. (a)	139,639	936,978
DryShips, Inc. (a)(b)	424,436	449,902
Ellaktor SA (a)	88,803	228,882
Grivalia Properties REIC	16,675	152,744
Hellenic Exchanges — Athens Stock Exchange SA Holding (a)	52,644	296,214
Metka SA	21,153	216,288
Motor Oil Hellas Corinth Refineries SA	18,341	144,258
Mytilineos Holdings SA (a)	71,922	403,816

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Navios Maritime Holdings, Inc.	98,285	$403,951
StealthGas, Inc. (a)	45,368	286,272
Tsakos Energy Navigation, Ltd.	115,183	803,977

		5,976,564

HONG KONG — 7.8%
361 Degrees International, Ltd.	1,007,000	270,097
Ajisen China Holdings, Ltd.	687,000	523,565
Anton Oilfield Services Group (b)	1,164,000	250,666
Anxin-China Holdings, Ltd.	2,348,000	149,875
Asian Citrus Holdings, Ltd. (a)(b)	730,833	82,933
Beijing Capital Land, Ltd.	1,240,400	470,257
Boshiwa International Holding, Ltd. (a)(b)(c)	1,843,000	0
Carnival Group International Holdings, Ltd. (a)	2,760,000	423,528
Chaowei Power Holdings, Ltd. (b)	583,000	245,835
China Dongxiang Group Co.	4,494,000	799,721
China Forestry Holdings, Ltd. (a)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (a)(c)	1,226,000	0
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,058,000	658,961
China Lilang, Ltd.	1,016,000	639,352
China Lumena New Materials Corp. (a)(b)(c)	4,287,298	0
China Metal Recycling Holdings, Ltd. (a)(b)(c)	1,109,932	0
China National Materials Co., Ltd. (Class H)	1,328,000	400,720
China Ocean Shipbuilding Industry Group, Ltd. (a)	10,162,200	318,435
China Oil and Gas Group, Ltd. (b)	4,440,000	561,094
China Overseas Grand Oceans Group, Ltd. (b)	806,000	409,504
China Power New Energy Development Co., Ltd. (a)	5,240,000	334,475
China Precious Metal Resources Holdings Co., Ltd. (a)(b)	2,884,000	234,295
China Rare Earth Holdings, Ltd. (a)	1,362,000	175,632
China Shineway Pharmaceutical Group, Ltd.	381,000	578,758
China Singyes Solar Technologies Holdings, Ltd. (a)(b)	474,000	660,129
China Travel International Investment Hong Kong, Ltd.	4,850,000	1,682,366
China WindPower Group, Ltd. (a)	8,380,000	448,455
China Yurun Food Group, Ltd. (a)(b)	1,127,000	457,784
China ZhengTong Auto Services Holdings, Ltd.	752,500	334,774
Citic Resources Holdings, Ltd. (a)(b)	3,477,000	448,365
Citic Telecom International Holdings, Ltd.	922,000	345,980
Comba Telecom Systems Holdings, Ltd.	796,582	282,481
Dah Chong Hong Holdings, Ltd. (b)	687,000	371,191
Dawnrays Pharmaceutical Holdings, Ltd.	604,000	385,539
Digital China Holdings, Ltd.	666,000	617,490
Fufeng Group, Ltd.	986,600	426,199
Glorious Property Holdings, Ltd. (a)(b)	2,299,000	355,752
Greatview Aseptic Packaging Co., Ltd.	1,009,048	521,774
Guangdong Land Holdings, Ltd. (a)	1,338,000	307,116
Guotai Junan International Holdings, Ltd. (b)	1,412,000	1,074,270
Hengdeli Holdings, Ltd.	2,168,400	405,447
Honghua Group, Ltd. (b)	4,464,000	569,883
Hua Han Bio-Pharmaceutical Holdings, Ltd. (Class H) (a)	1,922,534	575,160
Imperial Pacific International Holdings, Ltd. (a)(b)	2,157,300	467,354
Ju Teng International Holdings, Ltd. (b)	884,000	435,454
Kaisa Group Holdings, Ltd. (b)	2,774,000	568,761
Kingboard Laminates Holdings, Ltd. (b)	1,039,500	383,369
Kingdee International Software Group Co., Ltd. (a)(b)	1,232,000	366,986
Li Ning Co., Ltd. (a)(b)	1,899,000	928,091
Lijun International Pharmaceutical Holding Co., Ltd.	2,014,000	924,562
Maoye International Holdings, Ltd.	1,646,000	265,318
MMG, Ltd.	1,060,000	328,053
NetDragon Websoft, Inc.	259,500	457,104
Newocean Energy Holdings, Ltd. (b)	1,156,000	444,223
NVC Lighting Holdings, Ltd. (d)	2,578,000	585,089
Pacific Online, Ltd.	925,100	431,841
Poly Property Group Co., Ltd. (b)	2,097,000	862,612
Real Nutriceutical Group, Ltd.	1,022,000	266,213
Shougang Concord International Enterprises Co., Ltd. (a)(b)	9,506,000	435,164
Shougang Fushan Resources Group, Ltd.	3,084,000	672,090
Sichuan Expressway Co., Ltd. (Class H)	1,628,000	699,077
Sinotrans Shipping, Ltd. (a)	2,161,500	515,648
Sinotruk Hong Kong, Ltd.	553,500	309,052
Skyworth Digital Holdings, Ltd.	1,674,626	911,291
Springland International Holdings, Ltd.	1,350,000	470,028
Tech Pro Technology Development, Ltd. (a)(b)	1,934,400	1,521,608
The United Laboratories International Holdings, Ltd. (a)	960,500	561,077
Tiangong International Co., Ltd. (b)	1,712,000	315,694
Tianjin Development Holdings, Ltd.	836,000	617,714
Tianjin Port Development Holdings, Ltd.	4,070,000	855,478
Tianneng Power International, Ltd.	940,000	249,702
TPV Technology, Ltd.	1,296,000	280,764
United Energy Group, Ltd. (a)(b)	4,248,000	613,521
V1 Group, Ltd. (a)(b)	2,276,999	184,982
Wasion Group Holdings, Ltd.	747,000	697,406
West China Cement, Ltd.	2,616,000	276,617
Yingde Gases Group Co., Ltd. (b)	1,213,000	852,479
Yip’s Chemical Holdings, Ltd.	427,580	261,350
Yuexiu Transport Infrastructure, Ltd. (b)	1,188,549	724,945

		37,538,575

HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC (a)	348,906	451,944

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

INDIA — 10.8%
AIA Engineering, Ltd.	34,003	$583,097
Amtek Auto, Ltd.	180,963	515,747
Anant Raj, Ltd.	524,501	389,289
Apollo Tyres, Ltd.	373,710	1,321,432
Arvind, Ltd.	189,304	849,015
Ashok Leyland, Ltd. (a)	1,228,485	1,000,343
Bajaj Finance, Ltd.	10,370	572,356
Balkrishna Industries, Ltd.	40,186	390,225
Balrampur Chini Mills, Ltd. (a)	474,524	448,419
Bata India, Ltd.	61,612	1,275,577
Bhushan Steel, Ltd.	138,270	193,093
Biocon, Ltd.	123,804	834,644
CESC, Ltd.	123,427	1,310,969
Coromandel International, Ltd.	160,444	784,269
Credit Analysis & Research, Ltd.	13,216	310,235
Dewan Housing Finance Corp., Ltd.	143,152	895,231
Dish TV India, Ltd. (a)	905,640	968,445
Federal Bank, Ltd.	752,707	1,808,953
Fortis Healthcare, Ltd. (a)	244,366	429,908
Gateway Distriparks, Ltd.	235,241	1,311,439
GMR Infrastructure, Ltd.	1,079,942	293,414
Godrej Industries, Ltd.	196,503	914,923
Gujarat Pipavav Port, Ltd. (a)	231,492	758,224
Havells India, Ltd.	335,950	1,465,465
Hexaware Technologies, Ltd.	233,674	739,272
Housing Development & Infrastructure, Ltd. (a)	444,628	480,393
IFCI, Ltd.	1,035,232	620,754
IIFL Holdings, Ltd.	427,655	1,159,541
India Cements, Ltd. (a)	435,624	589,712
Indiabulls Real Estate, Ltd.	489,476	534,277
Indian Hotels Co., Ltd. (a)	704,003	1,398,582
Info Edge India, Ltd.	91,161	1,228,141
Ipca Laboratories, Ltd.	70,462	816,387
IRB Infrastructure Developers, Ltd.	224,700	939,595
Jain Irrigation Systems, Ltd.	293,656	325,651
Jubilant Foodworks, Ltd. (a)	62,944	1,373,106
Just Dial, Ltd.	53,765	1,152,597
MAX India, Ltd.	270,735	1,698,460
McLeod Russel India, Ltd.	131,650	492,312
Mindtree, Ltd.	45,438	923,697
Mphasis, Ltd.	97,675	596,441
Page Industries, Ltd.	2,625	488,802
PI Industries, Ltd.	38,156	312,211
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	495,087	315,299
PTC India, Ltd.	451,912	676,552
Punj Lloyd, Ltd. (a)	689,025	407,155
Rajesh Exports, Ltd.	272,089	613,383
Rolta India, Ltd.	271,198	402,356
Shree Renuka Sugars, Ltd. (a)	800,532	194,038
Shriram City Union Finance, Ltd.	6,836	210,210
Sintex Industries, Ltd.	440,879	669,813
SKS Microfinance, Ltd. (a)	241,631	1,581,334
Strides Arcolab, Ltd.	79,318	1,206,310
Sundaram Finance, Ltd.	14,424	296,055
Suzlon Energy, Ltd. (a)	1,566,322	364,766
Tata Chemicals, Ltd.	208,960	1,441,840
Tata Global Beverages, Ltd.	523,948	1,252,960
The Jammu & Kashmir Bank, Ltd.	452,362	1,072,812
Thermax, Ltd.	62,129	1,051,338
TVS Motor Co., Ltd.	206,264	877,208
Unitech, Ltd. (a)	1,647,082	433,151
Vakrangee, Ltd.	205,949	406,857
Videocon Industries, Ltd. (a)	135,342	343,916
Voltas, Ltd.	296,828	1,140,335
Welspun Corp., Ltd.	353,850	386,518
WNS Holdings, Ltd. ADR (a)	34,444	711,613
Wockhardt, Ltd.	14,846	237,581

		51,788,043

INDONESIA — 3.4%
AKR Corporindo Tbk PT	1,960,100	652,048
Alam Sutera Realty Tbk PT	18,737,400	847,230
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,400,400	377,254
Bank Tabungan Negara Tbk PT	4,659,986	453,394
BW Plantation Tbk PT	3,052,200	98,577
Ciputra Development Tbk PT	11,709,800	1,181,853
Citra Marga Nusaphala Persada Tbk PT	614,500	146,865
Energi Mega Persada Tbk PT (a)	35,058,200	283,070
Gajah Tunggal Tbk PT	2,075,800	238,838
Garuda Indonesia Tbk PT (a)	9,990,700	447,706
Harum Energy Tbk PT	980,300	131,393
Indah Kiat Pulp & Paper Corp. Tbk PT	2,641,200	222,855
Indosat Tbk PT (a)	496,100	162,229
Intiland Development Tbk PT	6,194,600	325,110
Japfa Comfeed Indonesia Tbk PT	5,794,600	444,479
Kawasan Industri Jababeka Tbk PT	27,864,551	663,710
Matahari Putra Prima Tbk PT	2,783,700	685,530
Medco Energi Internasional Tbk PT	1,821,500	558,878
Mitra Adiperkasa Tbk PT	1,008,900	413,417
MNC Investama Tbk PT	13,154,500	306,956
MNC Sky Vision Tbk PT (a)	1,635,900	211,339
Modernland Realty Tbk PT	6,231,700	261,646
Pakuwon Jati Tbk PT	19,861,000	825,871
Pembangunan Perumahan Persero PT Tbk	4,736,400	1,367,188
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	3,217,600	491,018
Siloam International Hospitals Tbk PT (a)	1,012,600	1,120,115
Summarecon Agung Tbk PT	12,094,100	1,484,298
Surya Semesta Internusa Tbk PT	3,424,500	295,859
Timah Persero Tbk PT	4,157,829	412,929
Wijaya Karya Persero Tbk PT	4,297,000	1,276,783

		16,388,438

MALAYSIA — 5.0%
Aeon Co. M Bhd	1,059,100	954,144
Berjaya Auto Bhd	451,400	426,032
Berjaya Corp. Bhd	4,110,800	482,033
Berjaya Sports Toto Bhd	1,209,677	1,214,348
Boustead Holdings Bhd	627,260	864,691
Boustead Plantations Bhd	549,500	227,878
Bursa Malaysia Bhd	815,573	1,889,358
Cahya Mata Sarawak Bhd	449,200	508,746
Carlsberg Brewery Malay Bhd	93,100	312,597
Datasonic Group Bhd	729,600	256,659
DRB-Hicom Bhd	1,281,500	641,391
Eastern & Oriental Bhd	1,220,100	785,135

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Gas Malaysia Bhd	325,600	$299,852
IGB REIT	506,500	189,765
Inari Amertron Bhd	527,800	383,415
KNM Group Bhd (a)	3,319,255	465,161
KPJ Healthcare Bhd	1,400,993	1,482,532
Magnum Bhd	1,476,400	1,152,745
Malaysian Bulk Carriers Bhd	712,600	246,603
Malaysian Resources Corp. Bhd	1,673,100	583,779
Media Prima Bhd	1,603,800	807,290
Oriental Holdings Bhd	265,500	538,366
OSK Holdings Bhd	1,103,800	640,845
Padini Holdings Bhd	575,800	240,431
Parkson Holdings Bhd (a)	372,127	266,071
Pavilion Real Estate Investment Trust	794,200	331,627
POS Malaysia Bhd	703,900	934,104
Press Metal Bhd	713,000	528,148
Sunway Real Estate Investment Trust	4,228,200	1,838,085
TAN Chong Motor Holdings Bhd	813,500	763,129
Top Glove Corp. Bhd	807,400	1,043,743
TSH Resources Bhd	631,800	417,405
UOA Development Bhd	1,731,100	1,044,651
Wah Seong Corp. Bhd	1,310,703	453,582
WCT Holdings Bhd	1,209,050	549,804
Yinson Holdings Bhd	530,700	408,289

		24,172,434

MEXICO — 2.4%
Asesor de Activos Prisma SAPI de CV REIT	402,696	430,296
Axtel SAB de CV (a)	1,707,983	391,661
Banregio Grupo Financiero SAB de CV (a)	222,302	1,119,522
Bolsa Mexicana de Valores SAB de CV	595,413	1,079,356
Concentradora Fibra Hotelera Mexicana SA de CV	353,584	550,775
Consorcio ARA SAB de CV (a)(b)	1,906,655	839,512
Corp Inmobiliaria Vesta SAB de CV	229,417	455,729
Corporacion GEO SAB de CV (a)(b)(c)	791,193	0
Credito Real SAB de CV	215,401	461,936
Empresas ICA SAB de CV (a)(b)	742,545	907,290
Grupo Aeromexico SAB de CV (a)	106,791	148,090
Grupo Aeroportuario del Centro Norte Sab de CV (a)	236,555	1,088,589
Hoteles City Express SAB de CV (a)	139,638	220,545
Megacable Holdings SAB de CV (a)	171,139	668,080
Mexico Real Estate Management SA de CV (a)	643,764	1,103,677
PLA Administradora Industrial S de RL de CV REIT (a)	381,664	799,333
Prologis Property Mexico SA de CV REIT (a)	140,591	260,298
Qualitas Controladora SAB de CV (a)	151,457	313,811
TV Azteca SAB de CV (a)	1,464,334	615,945
Urbi Desarrollos Urbanos SA de CV (a)(b)(c)	679,159	0

		11,454,445

MONACO — 0.2%
GasLog, Ltd. (b)	54,687	1,112,880

PANAMA — 0.1%
Avianca Holding SA Preference Shares	195,803	281,778

PERU — 0.5%
Ferreyros SA	2,009,661	1,093,785
Grana y Montero SA	99,409	242,469
Luz del Sur SAA	227,899	829,211
Minsur SA	286,701	173,379

		2,338,844

PHILIPPINES — 1.6%
Belle Corp.	2,865,400	313,235
Cebu Air, Inc.	517,820	993,793
Cosco Capital, Inc.	5,907,300	1,142,305
D&L Industries, Inc.	1,589,500	591,987
First Gen Corp.	992,300	565,666
First Philippine Holdings Corp.	329,180	661,561
Manila Water Co., Inc.	1,085,300	703,598
Philex Mining Corp.	1,212,000	207,272
Rizal Commercial Banking Corp.	403,880	433,382
Robinsons Retail Holdings, Inc.	363,180	614,603
Security Bank Corp.	389,474	1,323,424
SM Prime Holdings, Inc.	1	0
Union Bank of Philippines	210,276	313,305

		7,864,131

POLAND — 2.9%
Agora SA (a)	118,154	251,144
Alior Bank SA (a)	58,759	1,289,985
Alumetal SA (a)	12,965	166,078
AmRest Holdings SE (a)	13,813	388,879
Asseco Poland SA	108,991	1,564,905
Boryszew SA (a)	180,352	290,939
CCC SA	15,276	574,140
Ciech SA	55,369	664,210
Echo Investment SA (a)	307,957	610,365
Emperia Holding SA	29,038	402,216
Eurocash SA	96,815	1,035,746
Fabryki Mebli Forte SA	9,596	139,131
Globe Trade Centre SA (a)	297,051	450,762
Grupa Kety SA	2,252	180,661
Grupa Lotos SA (a)(f)	79,124	568,035
Grupa Lotos SA (a)(f)	33,508	253,763
Inter Cars SA	3,022	191,002
Jastrzebska Spolka Weglowa SA (a)	59,426	280,232
KRUK SA (a)	8,542	264,533
Lubelski Wegiel Bogdanka SA	44,595	1,211,046
Netia SA	638,481	1,003,019
Orbis SA	35,974	443,598
PKP Cargo SA	15,008	352,806
Stomil Sanok SA	9,987	141,707
Synthos SA	199,744	231,123
TVN SA (a)	224,026	1,021,740
Zespol Elektrowni Patnow Adamow Konin SA	20,594	152,484

		14,124,249

QATAR — 0.4%
Al Meera Consumer Goods Co.	14,000	768,946
Mannai Corporation QSC	15,000	449,009
Medicare Group	12,000	385,571

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Salam International Investment Co.	100,000	$435,278

		2,038,804

RUSSIA — 0.3%
Aeroflot — Russian Airlines OJSC (a)	473,612	252,119
CTC Media, Inc.	70,439	343,038
DIXY Group OJSC (a)	22,440	134,565
Globaltrans Investment PLC GDR	66,710	336,886
Mechel ADR (a)	222,858	152,413

		1,219,021

SINGAPORE — 0.6%
Asian Pay Television Trust	829,000	538,027
Bumitama Agri, Ltd. (b)	349,000	275,228
Nam Cheong, Ltd. (b)	2,618,000	622,346
SIIC Environment Holdings, Ltd. (a)	5,874,000	611,736
Yanlord Land Group, Ltd. (b)	901,000	707,147

		2,754,484

SOUTH AFRICA — 7.2%
Acucap Properties, Ltd.	140,830	631,186
Adcock Ingram Holdings, Ltd. (a)(b)	239,553	1,014,638
AECI, Ltd.	94,323	1,091,069
African Bank Investments, Ltd. (a)(b)(d)	1,222,985	32,772
Aquarius Platinum, Ltd. (a)	1,593,137	366,405
ArcelorMittal South Africa, Ltd. (a)(b)	107,143	244,594
Attacq, Ltd. (a)	242,066	460,331
Aveng, Ltd. (a)(b)	406,451	611,323
AVI, Ltd.	101,841	687,523
Capital Property Fund	1,035,500	1,188,671
Clicks Group, Ltd.	348,326	2,438,847
DataTec, Ltd.	360,196	1,734,234
Emira Property Fund	341,629	511,465
Famous Brands, Ltd.	40,137	400,234
Fountainhead Property Trust	737,701	538,829
Grindrod, Ltd. (b)	670,066	1,297,416
Harmony Gold Mining Co., Ltd. (a)(b)	272,069	508,215
Hosken Consolidated Investments, Ltd.	124,881	1,608,408
Hyprop Investments, Ltd.	58,744	495,087
Illovo Sugar, Ltd.	157,411	333,361
JSE, Ltd.	240,300	2,513,348
Lewis Group, Ltd. (b)	200,234	1,280,978
Merafe Resources, Ltd.	4,050,189	329,092
Mondi, Ltd.	136,786	2,231,614
Montauk Energy Holdings, Ltd. (a)	1	0
Mpact, Ltd.	223,376	709,590
Murray & Roberts Holdings, Ltd.	367,967	676,216
Northam Platinum, Ltd. (a)	468,869	1,487,412
Omnia Holdings, Ltd.	37,892	592,843
Pick’ n Pay Holdings, Ltd.	191,516	389,033
PPC, Ltd. (b)	553,457	1,315,619
PSG Group, Ltd.	24,724	273,019
Reunert, Ltd. (b)	253,428	1,329,710
SA Corporate Real Estate Fund Nominees Pty, Ltd.	4,085,525	1,688,066
Sun International, Ltd.	117,552	1,309,774
Super Group, Ltd. (a)	373,174	1,103,192
Wilson Bayly Holmes-Ovcon, Ltd.	90,270	942,280

		34,366,394

TAIWAN — 30.6%
A-DATA Technology Co., Ltd. (b)	269,654	500,023
Ability Enterprise Co., Ltd.	556,000	292,937
AcBel Polytech, Inc.	343,000	383,137
Accton Technology Corp.	1,241,341	628,487
Adlink Technology, Inc. (b)	153,719	363,357
Advanced Ceramic X Corp.	127,642	512,959
Advanced International Multitech Co., Ltd.	357,000	245,140
AGV Products Corp. (a)	1,622,926	417,517
Airtac International Group (b)	109,000	986,457
Alpha Networks, Inc.	488,348	278,155
Altek Corp. (a)	245,516	279,684
AmTRAN Technology Co., Ltd.	857,717	454,615
Anpec Electronics Corp.	224,055	229,358
Arcadyan Technology Corp.	251,532	338,671
Asia Optical Co., Inc. (a)	252,540	319,651
Asia Polymer Corp.	515,588	394,008
Asrock, Inc.	106,000	248,212
Aten International Co., Ltd.	210,000	552,212
Basso Industry Corp.	510,000	722,992
BES Engineering Corp.	2,489,356	626,238
Capital Securities Corp.	2,365,730	782,288
Career Technology Co., Ltd.	237,726	241,472
Casetek Holdings, Ltd. (b)	178,000	1,011,044
Cathay No. 1 REIT	1,075,000	612,983
Cathay Real Estate Development Co., Ltd.	1,777,904	953,594
Center Laboratories, Inc. (a)	167,000	602,430
Chang Wah Electromaterials, Inc. (b)	135,577	300,310
Charoen Pokphand Enterprise (b)	637,887	509,672
Cheng Loong Corp.	1,577,128	646,282
Cheng Uei Precision Industry Co., Ltd.	458,915	718,824
Chien Kuo Construction Co., Ltd.	543,501	197,781
Chin-Poon Industrial Co.	627,000	1,003,930
China Bills Finance Corp.	1,417,394	504,578
China Chemical & Pharmaceutical Co., Ltd.	626,000	404,101
China Manmade Fibers Corp. (a)	1,900,904	634,597
China Motor Corp. (b)	845,000	747,350
China Petrochemical Development Corp. (a)(b)	1,566,575	572,557
China Steel Chemical Corp. (b)	241,000	1,182,045
China Synthetic Rubber Corp.	626,452	652,182
Chipbond Technology Corp. (b)	465,000	853,427
ChipMOS TECHNOLOGIES Bermuda, Ltd.	41,926	977,714
Chong Hong Construction Co., Ltd.	268,453	575,948
Chroma ATE, Inc. (b)	358,680	931,828
Chung Hung Steel Corp. (a)	875,239	205,225
Clevo Co.	568,265	890,106
CMC Magnetics Corp. (a)	2,070,719	293,552
Coretronic Corp. (a)	388,065	528,030
CTCI Corp.	724,000	1,154,661
CyberTAN Technology, Inc. (b)	569,210	471,910
D-Link Corp.	1,036,242	609,901
Darwin Precisions Corp. (a)	797,576	368,477
Dynapack International Technology Corp.	89,000	207,560
E Ink Holdings, Inc. (a)	748,000	345,573
Eclat Textile Co., Ltd.	161,000	1,635,371

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Elan Microelectronics Corp.	590,899	$898,446
Elite Material Co., Ltd.	509,782	659,771
Elite Semiconductor Memory Technology, Inc.	304,674	493,618
eMemory Technology, Inc.	63,000	735,618
ENG Electric Co., Ltd.	277,086	167,030
Epistar Corp.	956,573	1,903,943
Eternal Materials Co., Ltd.	877,099	893,696
Eva Airways Corp. (a)(b)	1,209,000	847,394
Everlight Chemical Industrial Corp. (b)	548,712	486,170
Everlight Electronics Co., Ltd.	522,503	1,183,824
Excelsior Medical Co., Ltd.	195,660	317,618
Far Eastern Department Stores, Ltd.	879,490	784,812
Far Eastern International Bank	2,972,584	987,663
Faraday Technology Corp.	625,976	730,919
Farglory Land Development Co., Ltd.	222,464	265,743
Feng Hsin Iron & Steel Co., Ltd.	509,270	626,072
Feng TAY Enterprise Co., Ltd.	504,168	1,534,743
Firich Enterprises Co., Ltd.	148,000	533,890
FLEXium Interconnect, Inc. (b)	259,549	582,306
Formosa Taffeta Co., Ltd.	1,096,000	1,088,994
Formosan Rubber Group, Inc.	739,124	771,821
FSP Technology, Inc.	452,184	372,027
Gemtek Technology Corp. (b)	468,234	354,117
GeoVision, Inc. (b)	125,321	428,285
Gigabyte Technology Co., Ltd.	382,000	447,250
Gigastorage Corp. (a)(b)	407,114	339,455
Ginko International Co., Ltd. (b)	54,000	575,850
Gintech Energy Corp. (a)(b)	405,806	297,915
Global Unichip Corp.	135,669	397,966
Gloria Material Technology Corp.	541,913	376,400
Goldsun Development & Construction Co., Ltd. (a)	1,975,041	690,596
Grand Pacific Petrochemical	1,161,000	622,712
Grape King, Inc.	225,000	904,215
Great Wall Enterprise Co.	991,867	864,690
HannStar Display Corp.	2,038,599	510,263
HannsTouch Solution, Inc. (a)	953,000	215,316
Hey Song Corp.	440,770	527,217
Highwealth Construction Corp.	809,100	1,636,020
Himax Technologies, Inc. ADR (b)	86,026	693,370
Ho Tung Chemical Corp. (a)	1,764,482	616,971
Hong TAI Electric Industrial	1,043,000	339,944
Huaku Development Co., Ltd.	331,260	597,488
Huang Hsiang Construction Co.	345,484	528,579
I-Sheng Electric Wire & Cable Co., Ltd.	441,000	602,848
Ibase Technology, Inc. (b)	322,203	544,448
Ichia Technologies, Inc.	183,000	182,409
ITE Technology, Inc.	270,887	327,444
Jess-Link Products Co., Ltd.	278,974	275,425
Jih Sun Financial Holdings Co., Ltd.	1,792,971	472,611
KEE TAI Properties Co., Ltd.	1,087,076	670,780
Kenda Rubber Industrial Co., Ltd.	626,313	1,266,420
Kerry TJ Logistics Co., Ltd.	581,000	708,738
King Slide Works Co., Ltd.	69,000	886,463
King Yuan Electronics Co., Ltd.	1,442,656	1,161,812
King’s Town Bank	1,461,000	1,518,697
Kinpo Electronics (a)	1,318,371	613,254
Kinsus Interconnect Technology Corp.	206,030	687,810
Kuoyang Construction Co., Ltd.	960,527	443,760
KYE Systems Corp.	673,413	258,907
LCY Chemical Corp. (b)	557,862	294,801
Lingsen Precision Industries, Ltd.	800,694	369,917
Long Bon International Co., Ltd.	432,000	276,134
Longwell Co.	315,000	306,507
Lumax International Corp., Ltd.	254,358	522,367
Lung Yen Life Service Corp. (b)	232,000	684,944
Macronix International Co., Ltd. (a)(b)	3,291,170	721,720
Makalot Industrial Co., Ltd.	245,646	1,313,657
Masterlink Securities Corp.	1,617,477	511,827
Medigen Biotechnology Corp. (a)(b)	92,000	484,716
Mercuries & Associates, Ltd.	541,835	345,484
Merry Electronics Co., Ltd.	152,000	536,295
Micro-Star International Co., Ltd.	652,000	703,538
Microbio Co., Ltd. (a)	583,723	528,273
MIN AIK Technology Co., Ltd.	170,000	884,912
Mirle Automation Corp.	713,195	630,777
Mitac Holdings Corp.	762,999	564,970
Motech Industries, Inc. (b)	355,885	546,181
Nan Kang Rubber Tire Co., Ltd.	849,204	906,925
Nantex Industry Co., Ltd.	675,881	344,335
Neo Solar Power Corp. (b)	509,436	481,999
Newmax Technology Co., Ltd.	115,499	143,451
Nien Hsing Textile Co., Ltd.	405,938	359,669
Oriental Union Chemical Corp.	889,500	772,634
Pan-International Industrial Co., Ltd.	544,539	339,454
Parade Technologies, Ltd.	64,000	597,431
PChome Online, Inc.	60,617	656,962
Phison Electronics Corp.	127,837	885,903
Phytohealth Corp. (a)(b)	348,511	396,461
PixArt Imaging, Inc.	135,060	288,908
Portwell, Inc.	215,000	385,751
Powertech Technology, Inc. (a)	626,000	1,073,641
President Securities Corp.	1,385,850	730,156
Primax Electronics, Ltd.	381,000	468,383
Prime Electronics Satellitics, Inc.	414,803	185,731
Prince Housing Development Corp. (b)	1,962,996	788,876
Promate Electronic Co., Ltd.	627,000	721,203
Qisda Corp. (a)	1,562,641	719,462
Radiant Opto-Electronics Corp.	375,331	1,205,496
Radium Life Tech Co., Ltd. (a)(b)	981,187	555,764
Realtek Semiconductor Corp.	409,053	1,372,053
RichTek Technology Corp.	127,477	677,683
Ritek Corp. (a)(b)	3,349,596	403,834
Sampo Corp.	1,841,527	740,061
Sanyang Industry Co., Ltd. (a)(b)	607,945	548,270
ScinoPharm Taiwan, Ltd. (b)	265,917	471,215
Senao International Co., Ltd.	184,911	300,754
Sercomm Corp. (b)	313,000	708,167
Shinkong Insurance Co., Ltd.	590,841	464,603
Shinkong Synthetic Fibers Corp.	2,377,796	820,137
Sigurd Microelectronics Corp.	720,694	700,124
Silicon Integrated Systems Corp. (a)(b)	1,003,000	286,599
Silicon Motion Technology Corp. ADR	31,122	736,035
Simplo Technology Co., Ltd.	243,129	1,211,721
Sinbon Electronics Co., Ltd.	604,000	846,693
Sinmag Equipment Corp.	132,614	801,509
Sino-American Silicon Products, Inc. (a)	484,058	847,048

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Sinon Corp.	1,257,662	$642,720
Sinphar Pharmaceutical Co., Ltd. (b)	404,346	536,108
Sinyi Realty Co.	687,321	796,024
Soft-World International Corp.	100,848	319,119
Solar Applied Materials Technology Corp.	420,090	334,323
Solartech Energy Corp. (a)(b)	427,207	283,885
St. Shine Optical Co., Ltd.	57,000	941,523
Standard Foods Corp.	530,539	1,175,170
Systex Corp.	320,000	615,657
Ta Chong Bank Co., Ltd. (a)	2,813,255	939,176
Taichung Commercial Bank	2,668,564	865,540
Taiflex Scientific Co., Ltd. (b)	335,725	481,246
Tainan Enterprises Co., Ltd.	388,000	321,062
Tainan Spinning Co., Ltd.	1,756,540	1,033,847
Taisun Enterprise Co., Ltd. (a)	862,549	327,530
Taiwan Acceptance Corp. (b)	340,000	838,111
Taiwan Business Bank (a)	4,700,448	1,366,911
Taiwan Cogeneration Corp.	671,469	520,568
Taiwan Fertilizer Co., Ltd.	278,000	490,868
Taiwan Fire & Marine Insurance Co.	568,004	400,813
Taiwan Hon Chuan Enterprise Co., Ltd. (b)	378,027	667,486
Taiwan Land Development Corp.	1,867,276	679,504
Taiwan Life Insurance Co., Ltd. (a)	539,025	319,813
Taiwan Secom Co., Ltd.	388,961	1,021,573
Taiwan Surface Mounting Technology Co., Ltd.	401,246	531,998
Taiyen Biotech Co., Ltd.	405,979	317,954
Tatung Co., Ltd. (a)	3,063,691	867,668
Test-Rite International Co.	541,896	361,813
Thye Ming Industrial Co., Ltd.	509,218	578,474
Ton Yi Industrial Corp.	415,000	262,642
Tong Hsing Electronic Industries, Ltd.	103,327	356,390
Tong Yang Industry Co., Ltd.	490,872	569,282
Topco Scientific Co., Ltd.	381,520	680,898
Transcend Information, Inc.	279,484	872,890
Tripod Technology Corp.	618,353	1,215,104
TSRC Corp.	739,028	793,937
TTY Biopharm Co., Ltd. (b)	273,436	605,674
Tung Ho Steel Enterprise Corp.	950,258	741,214
Tung Thih Electronic Co., Ltd.	110,893	389,505
TXC Corp.	510,120	619,046
U-Ming Marine Transport Corp. (b)	477,000	753,190
Unimicron Technology Corp.	1,023,000	781,769
Unity Opto Technology Co., Ltd. (a)(b)	413,307	421,128
Unizyx Holding Corp.	559,694	315,251
UPC Technology Corp.	887,914	317,493
USI Corp.	1,130,318	625,928
Ve Wong Corp.	541,604	407,891
Visual Photonics Epitaxy Co., Ltd.	447,162	421,664
Wafer Works Corp. (a)(b)	466,873	228,251
Wah Hong Industrial Corp.	212,083	220,123
Walsin Lihwa Corp. (a)	3,244,000	1,022,411
Wan Hai Lines, Ltd.	1,160,320	1,018,887
Waterland Financial Holdings Co., Ltd.	2,674,311	707,463
Wei Chuan Food Corp. (b)	285,899	226,172
Weikeng Industrial Co., Ltd.	625,628	457,313
Winbond Electronics Corp. (a)	2,766,730	949,909
Wistron NeWeb Corp.	260,231	551,721
WUS Printed Circuit Co., Ltd.	876,000	389,463
Yageo Corp.	667,640	1,077,452
Yang Ming Marine Transport Corp. (a)(b)	1,674,788	892,987
YFY, Inc.	2,160,941	933,385
Yieh Phui Enterprise Co., Ltd.	1,854,296	536,304
Young Optics, Inc.	138,242	247,158
Yungtay Engineering Co., Ltd. (b)	429,000	1,076,505
Zenitron Corp.	626,348	343,875
Zinwell Corp. (b)	507,674	515,674

		146,848,230

THAILAND — 4.1%
Bangkok Expressway PCL NVDR	690,300	828,780
Bangkokland PCL NVDR	15,153,100	727,717
Central Plaza Hotel PCL NVDR (b)	465,600	438,711
Chularat Hospital PCL NVDR	335,400	183,502
Dynasty Ceramic PCL NVDR	219,300	376,609
Esso Thailand PCL NVDR (a)	1,007,200	140,212
GFPT PCL	303,000	163,933
Hana Microelectronics PCL	1,546,884	1,786,675
Hemaraj Land and Development PCL NVDR	6,420,300	858,642
Ichitan Group PCL NVDR	1,515,500	921,277
Jasmine International PCL NVDR (b)	5,842,300	1,305,195
Kiatnakin Bank PCL NVDR	510,700	613,151
LPN Development PCL ADR NVDR	906,500	606,170
Major Cineplex Group PCL NVDR	247,000	208,336
MBK PCL NVDR	645,900	286,630
MK Restaurants Group PCL NVDR	706,700	1,256,594
Precious Shipping PCL	410,600	169,731
Robinson Department Store PCL NVDR (b)	368,400	503,891
Siam Global House PCL NVDR	808,025	267,704
Sino Thai Engineering & Construction PCL NVDR	860,000	609,058
Sri Trang Agro-Industry PCL NVDR	503,700	195,968
Supalai PCL NVDR	506,500	371,023
Thai Airways International PCL NVDR (a)	891,600	395,664
Thai Vegetable Oil PCL NVDR	469,800	304,156
Thaicom PCL NVDR	700,400	739,784
Thanachart Capital PCL	1,851,364	1,786,651
Thoresen Thai Agencies PCL (a)	2,579,376	1,324,968
Tisco Financial Group PCL	323,603	418,028
TTW PCL	1,716,000	605,033
VGI Global Media PCL NVDR	1,995,956	715,875
WHA Corp. PCL NVDR	379,350	363,208

		19,472,876

TURKEY — 2.2%
Akfen Holding AS	100,891	202,839
Albaraka Turk Katilim Bankasi	1,703,868	1,268,198
Aygaz AS	126,641	532,512
Dogan Sirketler Grubu Holdings AS (a)(b)	1,036,748	337,046
GSD Holding (a)(b)	506,176	313,958
Ihlas Holding (a)	3	0
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (Class D) (a)	1,513,067	1,326,826
Koza Altin Isletmeleri AS (b)	120,076	801,277
NET Holding AS (a)	290,722	493,708

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Pegasus Hava Tasimaciligi AS (a)(b)	42,671	$605,088
Petkim Petrokimya Holding AS (b)	1,149,925	1,942,981
Sekerbank TAS (a)(b)	1,062,966	836,641
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	3	1
Tekfen Holding AS (a)	153,282	379,640
Torunlar Gayrimenkul Yatirim Ortakligi AS	208,521	307,731
Turkiye Sinai Kalkinma Bankasi AS	901,319	778,811
Yazicilar Holding AS (Class A)	27,622	230,996

		10,358,253

UNITED ARAB EMIRATES — 0.8%
Air Arabia PJSC	1,900,000	775,932
Al Waha Capital PJSC	1,150,000	882,930
Dana Gas PJSC (a)	3,150,000	428,805
Drake & Scull International PJSC (a)	1,834,548	447,024
Eshraq Properties Co. PJSC (a)	2,369,565	509,653
Exillon Energy PLC (a)	81,418	190,427
National Central Cooling Co. PJSC	700,000	207,732
RAK Properties PJSC	2,800,000	564,117

		4,006,620

TOTAL COMMON STOCKS —
(Cost $588,098,688)		480,294,476

SHORT TERM INVESTMENTS — 7.3%
UNITED STATES — 7.3%
MONEY MARKET FUNDS — 7.3%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	25,756,153	25,756,153
State Street Institutional Liquid Reserves Fund 0.07% (h)(i)	9,395,075	9,395,075

TOTAL SHORT TERM INVESTMENT —
(Cost $35,151,228)		35,151,228

TOTAL INVESTMENTS — 107.4%
(Cost $623,249,916)		515,445,704
OTHER ASSETS & LIABILITIES — (7.4)%		(35,390,836)

NET ASSETS — 100.0%		$480,054,868

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs (see accompanying Notes to Schedules of Investments).
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PJSC = Public Joint Stock Company
PLC = Public Limited Company
REIC = Real Estate Investment Company
REIT = Real Estate Investment Trust

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Real Estate Management & Development	8.0%
Semiconductors & Semiconductor Equipment	6.2
Electronic Equipment, Instruments & Components	5.1
Chemicals	5.0
Banks	4.5
Hotels, Restaurants & Leisure	3.6
Metals & Mining	3.4
Construction & Engineering	3.4
Food Products	3.3
Textiles, Apparel & Luxury Goods	3.2
Machinery	2.6
Electrical Equipment	2.5
Pharmaceuticals	2.3
Household Durables	2.2
Technology Hardware, Storage & Peripherals	2.2
Marine	2.0
Diversified Financial Services	1.9
Capital Markets	1.8
Real Estate Investment Trusts	1.8
Auto Components	1.8
Oil, Gas & Consumable Fuels	1.7
Food & Staples Retailing	1.6
Transportation Infrastructure	1.5
Media	1.5
IT Services	1.5
Industrial Conglomerates	1.3
Airlines	1.3
Specialty Retail	1.3
Communications Equipment	1.2
Software	1.2
Multiline Retail	1.2
Health Care Providers & Services	1.1
Diversified Consumer Services	1.0
Internet Software & Services	1.0
Water Utilities	1.0
Construction Materials	1.0
Diversified Telecommunication Services	1.0
Consumer Finance	0.9
Insurance	0.9
Automobiles	0.8
Paper & Forest Products	0.8
Electric Utilities	0.8
Commercial Services & Supplies	0.8
Health Care Equipment & Supplies	0.7
Trading Companies & Distributors	0.6
Beverages	0.6
Energy Equipment & Services	0.6
Tobacco	0.5
Containers & Packaging	0.4
Independent Power and Renewable Electricity Producers	0.4
Personal Products	0.4
Building Products	0.3
Air Freight & Logistics	0.3
Gas Utilities	0.3
Distributors	0.3
Biotechnology	0.3
Internet & Catalog Retail	0.2
Professional Services	0.2
Thrifts & Mortgage Finance	0.2
Wireless Telecommunication Services	0.2
Road & Rail	0.2
Household Products	0.1
Leisure Products	0.1
Short Term Investments	7.3
Other Assets & Liabilities	(7.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for China Forestry Holdings Ltd., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets, China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, representing 0.00% of net assets, China Metal Recycling Holdings, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Corporacion GEO SAB de CV, which was Level 3 and part of the Household Durables Industry, representing 0.00% of net assets, Urbi Desarrollos Urbanos SA de CV, which was Level 3 and part of the Household Durables Industry, representing 0.00% of net assets, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, representing 0.00% of net assets, Boshiwa International Holding, Ltd., which was Level 3 and part of the Specialty Retail Industry, representing 0.00% of net assets, China High Precision Automation Group, Ltd., which was Level 3 and part of the Electronic Equipment, Instruments & Components Industry, representing 0.00% of net assets, Ports Design, Ltd., which was Level 2 and part of the Textiles, Apparel, & Luxury Goods Industry, representing 0.05% of net assets, Double Coin Holdings, Ltd. (Class B), which was Level 2 and part of the Auto Components Industry, representing 0.11% of net assets, NVC Lighting Holdings, Ltd., which was Level 2 and part of the Household Products Industry, representing 0.12% of net assets, Jiangsu Future Land Co., Ltd., which was Level 2 and part of the Real Estate Management & Developement Industry, representing 0.09% of net assets, African Bank Investments, Ltd., which was Level 2 and part of the Diversified Financial Services Industry, representing 0.01% of net assets and China Lumena New Materials Corp., which was Level 3 and part of the Chemicals Industry, representing 0.00% of net assets (see accompanying Notes to Schedules of Investments).

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 5.5%
Astro Japan Property Group	1,416,562	$426,634
BWP Trust	812,432	1,854,942
Charter Hall Retail REIT	518,527	1,748,267
Dexus Property Group	1,509,487	8,609,962
Goodman Group (a)	2,564,913	11,943,291
Investa Office Fund	1,041,050	3,101,074
Novion Property Group (a)	3,964,474	6,877,974
Scentre Group (b)	8,886,841	25,453,913
The GPT Group	2,826,036	10,060,187
Westfield Corp. (b)	3,190,526	23,550,923

		93,627,167

AUSTRIA — 0.6%
Atrium European Real Estate, Ltd. (b)	290,809	1,439,244
BUWOG AG (b)	85,208	1,688,876
CA Immobilien Anlagen AG (b)	135,433	2,540,151
IMMOFINANZ AG (b)	1,765,988	4,470,466

		10,138,737

BELGIUM — 0.3%
Befimmo SA	31,095	2,265,492
Cofinimmo SA	29,389	3,412,901

		5,678,393

BRAZIL — 0.3%
BR Malls Participacoes SA	766,426	4,737,183

CANADA — 4.4%
Artis REIT	111,432	1,364,218
Boardwalk REIT	43,397	2,305,764
Brookfield Asset Management, Inc. (Class A)	955,195	48,013,342
Calloway REIT	112,371	2,648,589
Canadian Apartment Properties REIT	92,621	2,009,554
Canadian REIT	57,521	2,274,022
Chartwell Retirement Residences	145,425	1,495,369
Crombie Real Estate Investment Trust (c)(d)	31,884	353,712
Crombie Real Estate Investment Trust (c)	76,426	852,514
First Capital Realty, Inc. (a)	162,588	2,619,376
H&R REIT	226,315	4,245,910
RioCan REIT	254,826	5,814,851

		73,997,221

CHINA — 1.0%
Hongkong Land Holdings, Ltd.	1,962,000	13,263,120
Kerry Properties, Ltd.	1,177,635	4,274,799

		17,537,919

FRANCE — 3.9%
Fonciere Des Regions	75,574	7,023,232
Gecina SA	59,871	7,498,256
Klepierre	166,181	7,184,851
Mercialys SA REIT	93,543	2,086,689
Unibail-Rodamco SE	163,664	42,153,166

		65,946,194

HONG KONG — 3.3%
Champion REIT	4,374,462	2,030,737
Hang Lung Group, Ltd.	1,551,996	7,044,657
Hang Lung Properties, Ltd.	3,814,018	10,697,163
Hysan Development Co., Ltd.	1,181,731	5,280,177
Prosperity REIT	2,138,000	727,844
The Link REIT	3,827,682	23,963,579
Wheelock & Co., Ltd.	1,354,016	6,320,609

		56,064,766

ITALY — 0.1%
Beni Stabili SpA (a)	1,574,708	1,106,129
Immobiliare Grande Distribuzione SpA	217,112	169,452

		1,275,581

JAPAN — 8.9%
Activia Properties, Inc.	423	3,690,379
Aeon Mall Co., Ltd.	198,100	3,542,486
Daibiru Corp.	97,700	925,703
Daiwa Office Investment Corp. (a)	466	2,615,772
Frontier Real Estate Investment Corp.	782	3,587,306
Fukuoka REIT Corp.	1,017	1,890,732
Global One Real Estate Investment Corp.	315	1,200,676
Hankyu REIT, Inc.	914	1,167,895
Heiwa Real Estate Co., Ltd.	61,200	938,201
Hoshino Resorts REIT, Inc.	70	738,563
Hulic Co., Ltd. (a)	645,500	6,519,876
Hulic Reit, Inc.	1,241	1,884,867
Japan Excellent, Inc.	2,049	2,742,938
Japan Prime Realty Investment Corp.	1,373	4,786,805
Japan Real Estate Investment Corp.	2,088	10,100,838
Japan Retail Fund Investment Corp.	4,050	8,580,008
Kenedix Office Investment Corp.	651	3,675,941
Kenedix Residential Investment Corp.	462	1,389,140
Mitsui Fudosan Co., Ltd.	1,655,000	44,931,190
Mori Hills REIT Investment Corp.	2,020	2,904,608
Mori Trust Sogo REIT, Inc. (a)	1,748	3,513,641
Nippon Building Fund, Inc.	2,355	11,863,881
Nomura Real Estate Office Fund, Inc.	638	3,166,187
NTT Urban Development Corp.	184,900	1,886,089
Orix JREIT, Inc.	3,571	5,027,606
Premier Investment Corp.	325	1,599,316
Tokyu Fudosan Holdings Corp.	853,700	5,988,254
Tokyu REIT, Inc.	1,565	2,135,485
Top REIT, Inc.	286	1,285,742
United Urban Investment Corp.	4,385	6,908,766

		151,188,891

NETHERLANDS — 1.0%
Corio NV	167,967	8,257,987
Eurocommercial Properties NV	72,489	3,084,948
VastNed Retail NV	31,878	1,444,595
Wereldhave NV	59,372	4,095,057

		16,882,587

NEW ZEALAND — 0.3%
Argosy Property, Ltd.	1,332,049	1,124,420
Goodman Property Trust	1,714,389	1,527,561
Kiwi Income Property Group, Ltd.	1,732,297	1,678,914

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Precinct Properties New Zealand, Ltd.	1,439,125	$1,338,536

		5,669,431

PHILIPPINES — 0.8%
Ayala Land, Inc.	9,457,700	7,125,122
SM Prime Holdings, Inc.	16,025,600	6,104,649

		13,229,771

SINGAPORE — 3.2%
Ascendas REIT	3,403,969	6,113,838
Cambridge Industrial Trust	2,023,871	1,038,588
CapitaCommercial Trust	3,537,682	4,685,406
CapitaLand, Ltd.	4,331,500	10,819,761
CapitaMall Trust	4,325,860	6,659,689
Frasers Commercial Trust	821,983	877,750
Global Logistic Properties, Ltd.	5,164,000	9,664,720
Guocoland, Ltd. (a)	510,999	686,422
Keppel REIT (a)	2,784,000	2,563,188
Mapletree Logistics Trust	2,539,473	2,270,980
Starhill Global REIT	2,346,524	1,416,662
Suntec REIT (a)	4,168,274	6,165,434
United Industrial Corp., Ltd.	332,179	839,785

		53,802,223

SOUTH AFRICA — 0.7%
Capital Property Fund (b)	2,475,378	2,841,536
Fountainhead Property Trust	850,471	621,198
Growthpoint Properties, Ltd. REIT	2,923,343	6,946,533
SA Corporate Real Estate Fund Nominees Pty, Ltd.	2,457,845	1,015,537

		11,424,804

SPAIN — 0.0% (e)
Martinsa-Fadesa SA (b)(d)(f)	178	0

SWEDEN — 0.9%
Castellum AB	291,609	4,548,329
Fabege AB	238,337	3,062,843
Great Portland Estates PLC	572,904	6,592,558
Kungsleden AB	269,293	1,943,609

		16,147,339

SWITZERLAND — 0.8%
PSP Swiss Property AG (b)	64,154	5,539,590
Swiss Prime Site AG (b)	100,830	7,407,628

		12,947,218

THAILAND — 0.2%
Central Pattana PCL NVDR	2,281,840	3,155,736

UNITED KINGDOM — 5.9%
Big Yellow Group PLC	251,080	2,380,299
Capital & Counties Properties PLC	1,238,396	7,040,313
Derwent London PLC	169,924	7,996,311
Grainger PLC	699,614	2,050,841
Hammerson PLC	1,308,083	12,339,751
Intu Properties PLC	1,573,682	8,195,570
Land Securities Group PLC	1,302,045	23,489,571
Segro PLC	1,236,398	7,138,842
Shaftesbury PLC	462,643	5,633,947
The British Land Co. PLC	1,707,534	20,687,410
Workspace Group PLC	198,891	2,372,424

		99,325,279

UNITED STATES — 57.4%
Acadia Realty Trust	112,343	3,598,346
Alexandria Real Estate Equities, Inc.	120,080	10,655,899
American Campus Communities, Inc.	175,161	7,244,659
American Homes 4 Rent (Class A)	234,057	3,985,991
Apartment Investment & Management Co. (Class A)	243,723	9,054,310
Ashford Hospitality Prime, Inc.	37,536	644,118
Ashford Hospitality Trust, Inc.	131,877	1,382,071
Associated Estates Realty Corp.	96,866	2,248,260
AvalonBay Communities, Inc.	220,406	36,012,136
BioMed Realty Trust, Inc.	330,860	7,126,724
Boston Properties, Inc.	255,541	32,885,571
Brandywine Realty Trust	298,511	4,770,206
Brixmor Property Group, Inc.	229,523	5,701,351
Camden Property Trust	145,117	10,715,439
CBL & Associates Properties, Inc.	283,480	5,505,182
Cedar Realty Trust, Inc.	116,643	856,160
Columbia Property Trust, Inc.	208,081	5,274,853
Corporate Office Properties Trust	153,907	4,366,342
Cousins Properties, Inc.	346,846	3,960,981
CubeSmart	272,417	6,012,243
DCT Industrial Trust, Inc.	146,611	5,228,139
DDR Corp.	498,771	9,157,436
DiamondRock Hospitality Co.	325,782	4,844,378
Digital Realty Trust, Inc.	226,063	14,987,977
Douglas Emmett, Inc.	227,063	6,448,589
Duke Realty Corp.	569,873	11,511,435
DuPont Fabros Technology, Inc. (a)	110,531	3,674,050
EastGroup Properties, Inc.	53,585	3,393,002
Education Realty Trust, Inc. (a)	79,345	2,903,221
Equity Commonwealth	214,589	5,508,500
Equity Lifestyle Properties, Inc.	132,840	6,847,902
Equity One, Inc.	130,062	3,298,372
Equity Residential	605,007	43,463,703
Essex Property Trust, Inc.	106,754	22,055,376
Extra Space Storage, Inc.	184,283	10,806,355
Federal Realty Investment Trust (a)	113,650	15,167,729
FelCor Lodging Trust, Inc.	185,701	2,009,285
First Industrial Realty Trust, Inc.	187,368	3,852,286
First Potomac Realty Trust	98,406	1,216,298
Forest City Enterprises, Inc. (Class A) (b)	279,614	5,955,778
Franklin Street Properties Corp.	152,588	1,872,255
General Growth Properties, Inc.	1,047,501	29,466,203
Glimcher Realty Trust	245,254	3,369,790
HCP, Inc.	766,726	33,758,946
Health Care REIT, Inc.	547,103	41,399,284
Healthcare Realty Trust, Inc.	164,340	4,489,769
Hersha Hospitality Trust	331,176	2,328,167
Highwoods Properties, Inc. (a)	153,147	6,781,349
Home Properties, Inc.	95,555	6,268,408
Hospitality Properties Trust	249,855	7,745,505
Host Hotels & Resorts, Inc.	1,264,179	30,049,535
Inland Real Estate Corp.	146,413	1,603,222
Kilroy Realty Corp.	140,984	9,737,765
Kimco Realty Corp.	686,478	17,258,057
Kite Realty Group Trust	140,996	4,052,225
LaSalle Hotel Properties (a)	186,128	7,532,600
Liberty Property Trust	247,634	9,318,467
LTC Properties, Inc.	58,944	2,544,613

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Mack-Cali Realty Corp.	141,875	$2,704,138
Mid-America Apartment Communities, Inc.	125,424	9,366,664
New York REIT, Inc. (a)	274,155	2,903,302
Parkway Properties, Inc.	140,263	2,579,437
Pebblebrook Hotel Trust	118,936	5,427,050
Pennsylvania Real Estate Investment Trust	116,525	2,733,677
Piedmont Office Realty Trust, Inc. (Class A)	256,898	4,839,958
Post Properties, Inc.	90,717	5,331,438
ProLogis, Inc.	834,684	35,916,453
PS Business Parks, Inc.	32,832	2,611,457
Public Storage	242,225	44,775,291
Ramco-Gershenson Properties Trust	128,420	2,406,591
Regency Centers Corp.	156,605	9,988,267
Rexford Industrial Realty, Inc.	64,753	1,017,270
Rouse Properties, Inc. (a)	57,827	1,070,956
Saul Centers, Inc.	19,106	1,092,672
Senior Housing Properties Trust	339,737	7,511,585
Silver Bay Realty Trust Corp. (a)	62,888	1,041,425
Simon Property Group, Inc.	519,006	94,516,183
SL Green Realty Corp.	161,631	19,237,322
Sovran Self Storage, Inc.	56,463	4,924,703
Strategic Hotels & Resorts, Inc. (b)	445,339	5,891,835
Sun Communities, Inc. (a)	74,764	4,520,231
Sunstone Hotel Investors, Inc.	346,609	5,722,515
Tanger Factory Outlet Centers, Inc.	159,702	5,902,586
Taubman Centers, Inc.	105,584	8,068,729
The Macerich Co.	234,865	19,590,090
UDR, Inc.	425,470	13,112,985
Universal Health Realty Income Trust	21,520	1,035,542
Ventas, Inc. (a)	491,308	35,226,784
Vornado Realty Trust	291,473	34,309,287
Washington Prime Group, Inc.	263,068	4,530,031
Washington Real Estate Investment Trust (a)	112,911	3,123,118
Weingarten Realty Investors	187,360	6,542,611

		973,478,996

TOTAL COMMON STOCKS —
(Cost $1,480,852,917)		1,686,255,436

SHORT TERM INVESTMENTS — 3.5%
UNITED STATES — 3.5%
MONEY MARKET FUNDS — 3.5%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	40,745,153	40,745,153
State Street Institutional Liquid Reserves Fund 0.07% (h)(i)	18,755,502	18,755,502

TOTAL SHORT TERM INVESTMENT —
(Cost $59,500,655)		59,500,655

TOTAL INVESTMENTS — 103.0%
(Cost $1,540,353,572)		1,745,756,091
OTHER ASSETS & LIABILITIES — (3.0)%		(50,946,356)

NET ASSETS — 100.0%		$1,694,809,735

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Company has filed for insolvency.
(g)	Investments of cash collateral for securities loaned
(h)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(i)	The rate shown is the annualized seven-day yield at period end.
NVDR = Non Voting Depositary Receipt
PCL = Public Company Limited
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	26.7%
Specialized REITs	15.8
Real Estate Management & Development	14.4
Office REITs	14.4
Diversified REITs	11.6
Residential REITs	11.2
Industrial REITs	5.0
Diversified Capital Markets	0.4
Short Term Investments	3.5
Other Assets & Liabilities	(3.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.

**	Each security is valued based on Level 1 inputs except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets and Crombie Real Estate Investment Trust, which was Level 2 and part of the Diversified REITs Industry, representing 0.02% of net assets (see accompanying Notes to Schedules of Investments).

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 2.0%
Aristocrat Leisure, Ltd.	10,444	$56,067
Automotive Holdings Group, Ltd.	12,729	39,688
Crown Resorts, Ltd. (a)	9,346	97,057
Fairfax Media, Ltd.	44,024	31,524
Tatts Group, Ltd.	27,538	77,973

		302,309

BELGIUM — 0.2%
S.A. D’Ieteren NV (a)	919	32,577

CANADA — 5.3%
Amaya, Inc. (b)	774	19,079
Canadian Tire Corp., Ltd. (Class A)	1,262	133,734
Gildan Activewear, Inc. (a)	1,532	86,900
Magna International, Inc.	2,270	246,726
Restaurant Brands International, Inc. (b)	746	29,304
Shaw Communications, Inc. (Class B) (a)	4,179	113,112
Thomson Reuters Corp. (a)	4,181	169,189

		798,044

DENMARK — 0.4%
Pandora A/S	734	60,175

FINLAND — 0.3%
Nokian Renkaat Oyj (a)	1,121	27,523
Sanoma Oyj	2,850	15,870

		43,393

FRANCE — 9.4%
Accor SA	1,673	75,592
Christian Dior SA	378	65,362
Compagnie Generale des Etablissements Michelin	1,669	152,013
Havas SA	6,867	56,147
Hermes International (a)	301	107,374
Kering	706	136,260
Lagardere SCA	1,302	34,031
LVMH Moet Hennessy Louis Vuitton SA	1,845	295,254
Peugeot SA (b)	4,713	58,284
Publicis Groupe SA	1,077	77,724
Renault SA	1,581	115,799
Sodexo SA	1,177	115,747
Valeo SA	945	118,466

		1,408,053

GERMANY — 11.2%
adidas AG	1,850	128,988
Bayerische Motoren Werke AG	2,629	285,578
Continental AG	540	114,709
Daimler AG	6,716	560,498
Kabel Deutschland Holding AG (b)	302	41,075
Porsche Automobil Holding SE Preference Shares	776	63,063
ProSiebenSat.1 Media AG	1,160	48,890
TUI AG (b)(c)	5,612	90,217
TUI AG (a)(c)	2,105	35,151
Volkswagen AG	370	80,634
Volkswagen AG Preference Shares	1,033	230,809

		1,679,612

HONG KONG — 3.2%
Esprit Holdings, Ltd.	12,982	15,535
Galaxy Entertainment Group, Ltd.	16,000	90,060
Giordano International, Ltd.	80,000	35,488
Global Brands Group Holding, Ltd. (b)	62,000	12,152
Li & Fung, Ltd.	62,000	58,044
Sands China, Ltd.	24,000	118,068
Shangri-La Asia, Ltd.	16,500	22,766
SJM Holdings, Ltd.	24,000	38,252
Techtronic Industries Co., Ltd.	15,500	49,969
Wynn Macau, Ltd. (a)	15,600	43,954

		484,288

IRELAND — 0.2%
Paddy Power PLC	296	24,682

ITALY — 0.9%
Gtech Spa	2,403	53,764
Mediaset SpA (b)	8,219	34,212
Pirelli & C. SpA	3,511	47,626

		135,602

JAPAN — 34.4%
Aisin Seiki Co., Ltd.	2,300	83,544
Aoyama Trading Co., Ltd.	4,000	88,210
Asics Corp.	800	19,317
Bandai Namco Holdings, Inc.	3,900	83,403
Benesse Holdings, Inc.	1,600	47,842
Bookoff Corp.	1,500	10,484
Bridgestone Corp.	6,300	220,640
Can Do Co., Ltd. (a)	800	10,449
Casio Computer Co., Ltd. (a)	3,900	60,535
Denso Corp.	3,100	146,138
Dentsu, Inc.	3,100	131,607
Fast Retailing Co., Ltd. (a)	688	252,717
Fuji Corp., Ltd. (a)	3,100	17,970
Fuji Heavy Industries, Ltd.	8,000	286,918
GLOBERIDE, Inc.	8,000	13,879
Gunze, Ltd.	15,000	39,034
Haseko Corp.	1,700	13,839
Honda Motor Co., Ltd. (a)	10,800	317,618
Isetan Mitsukoshi Holdings, Ltd. (a)	5,200	65,317
Isuzu Motors, Ltd.	8,000	98,853
Kappa Create Holdings Co., Ltd. (a)(b)	800	7,607
Kyoritsu Maintenance Co., Ltd. (a)	400	19,417
Mazda Motor Corp.	3,600	87,902
Mitsubishi Motors Corp. (a)	3,100	28,700
NGK Spark Plug Co., Ltd.	1,100	33,717
Nikon Corp. (a)	3,900	52,176
Nissan Motor Co., Ltd.	15,400	135,767
Oriental Land Co., Ltd. (a)	800	185,162
Panasonic Corp.	13,600	161,868
Pioneer Corp. (a)(b)	3,200	6,165
Rakuten, Inc. (a)(b)	6,300	88,409
Resorttrust, Inc. (a)	4,000	88,444
Ringer Hut Co., Ltd.	1,200	19,457
Sanrio Co., Ltd. (a)	400	10,009
Sanyo Housing Nagoya Co., Ltd.	1,700	18,036
Sega Sammy Holdings, Inc. (a)	700	9,085
Sekisui Chemical Co., Ltd.	8,000	97,085
Sekisui House, Ltd. (a)	8,000	105,893
Sharp Corp. (a)(b)	8,000	17,882
Shimano, Inc. (a)	1,600	208,849
Sony Corp.	7,100	146,418
Stanley Electric Co., Ltd. (a)	2,400	52,446

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Suminoe Textile Co., Ltd.	7,000	$16,756
Sumitomo Forestry Co., Ltd.	6,800	67,152
Suzuki Motor Corp.	3,600	109,296
Toyota Industries Corp.	2,000	103,591
Toyota Motor Corp. (a)	18,800	1,185,124
Yamada Denki Co., Ltd. (a)	10,000	33,863
Yamaha Motor Co., Ltd. (a)	1,600	32,588

		5,137,178

LUXEMBOURG — 0.7%
SES SA	2,850	102,477

NETHERLANDS — 2.9%
Fiat Chrysler Automobiles NV (a)(b)	7,736	89,865
Reed Elsevier NV	8,165	196,021
Wolters Kluwer NV	4,559	139,846

		425,732

NORWAY — 0.5%
Schibsted ASA	1,041	65,771

SINGAPORE — 0.8%
Genting Singapore PLC (a)	48,000	39,122
Singapore Press Holdings, Ltd. (a)	24,000	76,251

		115,373

SOUTH KOREA — 4.7%
Cheil Worldwide, Inc. (b)	1,195	18,700
Coway Co., Ltd. (b)	390	29,876
Credu Corp. (b)	176	8,198
Fila Korea, Ltd. (b)	103	10,448
Halla Holdings Corp. (b)	28	1,770
Hanil E-Hwa Co., Ltd. (b)	937	11,722
Hankook Tire Co., Ltd. (b)	1,010	48,426
Hotel Shilla Co., Ltd. (b)	159	13,222
Hyundai Department Store Co., Ltd. (b)	55	6,155
Hyundai Engineering Plastics Co., Ltd. (b)	1,428	9,276
Hyundai Mobis Co., Ltd. (b)	541	116,159
Hyundai Motor Co. (b)	1,519	233,554
Hyundai Wia Corp. (b)	58	9,287
Kia Motors Corp. (b)	2,199	104,633
LG Electronics, Inc. (b)	652	35,057
Lotte Shopping Co., Ltd. (b)	87	21,608
Mando Corp. (b)	31	5,175
Seoyeon Co., Ltd. (b)	484	5,328
Toray Chemical Korea, Inc. (b)	1,086	12,499

		701,093

SPAIN — 1.6%
Inditex SA	7,760	222,590
NH Hotel Group SA (b)	4,161	20,014

		242,604

SWEDEN — 2.6%
Electrolux AB (Series B)	3,869	113,081
Hennes & Mauritz AB (Class B)	6,689	278,215

		391,296

SWITZERLAND — 3.2%
Cie Financiere Richemont SA	3,664	327,443
The Swatch Group AG	346	154,675

		482,118

UNITED KINGDOM — 14.9%
Burberry Group PLC	4,209	107,369
Carnival PLC	2,118	96,400
Compass Group PLC	15,193	260,823
GKN PLC	14,635	78,500
Home Retail Group PLC	11,680	37,790
Informa PLC	8,069	59,234
ITV PLC	34,442	115,570
Kingfisher PLC	28,268	150,082
Marks & Spencer Group PLC	15,161	113,187
Next PLC	2,159	229,590
Ocado Group PLC (a)(b)	2,694	16,802
Pearson PLC	9,017	167,311
Reed Elsevier PLC	11,062	189,733
Sky PLC	10,581	148,321
Thomas Cook Group PLC (b)	6,980	13,920
Whitbread PLC	2,909	216,360
WPP PLC	11,014	230,985

		2,231,977

TOTAL COMMON STOCKS —
(Cost $14,881,101)		14,864,354

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Peugeot SA (expiring 4/29/17) (a)(b) (Cost $7,744)	6,125	5,825

SHORT TERM INVESTMENTS — 16.1%
UNITED STATES — 16.1%
MONEY MARKET FUNDS — 16.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,278,599	2,278,599
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	121,270	121,270

TOTAL SHORT TERM INVESTMENT —
(Cost $2,399,869)		2,399,869

TOTAL INVESTMENTS — 115.5%
(Cost $17,288,714)		17,270,048
OTHER ASSETS & LIABILITIES — (15.5)%		(2,317,133)

NET ASSETS — 100.0%		$14,952,915

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Automobiles	27.4%
Media	15.2
Hotels, Restaurants & Leisure	13.0
Auto Components	11.0
Textiles, Apparel & Luxury Goods	10.9
Specialty Retail	7.8
Household Durables	6.5
Multiline Retail	3.8
Leisure Products	2.2
Internet & Catalog Retail	1.0
Diversified Consumer Services	0.4
Distributors	0.2
Short Term Investments	16.1
Other Assets & Liabilities	(15.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 5.3%
Coca-Cola Amatil, Ltd.	13,064	$99,639
Treasury Wine Estates, Ltd.	16,244	63,409
Wesfarmers, Ltd.	25,808	881,111
Woolworths, Ltd.	27,632	693,756

		1,737,915

BELGIUM — 6.5%
Anheuser-Busch InBev NV	18,954	1,921,013
Delhaize Group	2,662	194,654

		2,115,667

CANADA — 3.0%
AGT Food & Ingredients, Inc.	323	7,680
Alimentation Couche-Tard, Inc. (Class B)	7,781	327,094
Clearwater Seafoods, Inc.	671	6,871
Cott Corp.	617	4,267
Empire Co., Ltd. (Class A)	385	29,125
High Liner Foods, Inc.	273	5,341
KP Tissue, Inc.	310	4,539
Liquor Stores NA, Ltd.	230	3,058
Loblaw Cos., Ltd.	6,784	364,137
Maple Leaf Foods, Inc. (a)	385	6,472
Metro, Inc., (Class A)	1,126	90,702
Premium Brands Holdings Corp. (a)	207	4,364
Saputo, Inc.	3,211	96,808
SunOpta, Inc. (b)	2,760	32,706
The Jean Coutu Group Pjc, Inc. (Class A)	155	3,789

		986,953

DENMARK — 0.7%
Carlsberg A/S (Class B)	2,933	228,205
Royal UNIBREW A/S (b)	34	6,006

		234,211

FINLAND — 0.3%
Kesko Oyj (Class B)	3,018	110,215

FRANCE — 8.7%
Carrefour SA	12,728	389,658
Casino Guichard-Perrachon SA	2,088	193,183
Danone SA	13,221	871,095
L’Oreal SA	5,104	860,330
Pernod Ricard SA	4,600	513,541

		2,827,807

GERMANY — 2.6%
Beiersdorf AG	2,633	214,804
Henkel AG & Co. KGaA	218	21,219
Henkel AG & Co. KGaA Preference Shares	5,525	597,820
Metro AG (b)	636	19,479

		853,322

HONG KONG — 0.4%
Vitasoy International Holdings, Ltd.	84,000	121,534

IRELAND — 1.0%
C&C Group PLC	4,509	19,751
Fyffes PLC	2,441	2,989
Glanbia PLC	2,117	32,533
Greencore Group PLC	12,160	54,265
Kerry Group PLC (Class A)	3,049	210,557
Origin Enterprises PLC	535	5,470
Total Produce PLC	4,707	6,095

		331,660

JAPAN — 15.2%
Aeon Co., Ltd. (a)	18,605	188,308
Ajinomoto Co., Inc.	16,728	312,948
Asahi Group Holdings, Ltd.	13,382	418,163
Belc Co., Ltd.	100	3,048
Calbee, Inc.	1,800	62,680
Coca-Cola East Japan Co., Ltd. (a)	1,000	15,438
Euglena Co., Ltd. (a)(b)	1,700	21,368
Ezaki Glico Co., Ltd.	1,000	35,448
FamilyMart Co., Ltd. (a)	1,600	60,720
Fuji Oil Co., Ltd.	1,700	21,807
Fujicco Co., Ltd.	4,000	66,925
Hokuto Corp. (a)	1,600	26,703
Japan Tobacco, Inc.	21,878	607,281
Kao Corp. (a)	12,108	480,402
Kewpie Corp. (a)	3,300	61,957
KEY Coffee, Inc.	3,300	46,020
Kikkoman Corp. (a)	4,000	98,953
Kirin Holdings Co., Ltd. (a)	16,675	208,203
Kotobuki Spirits Co., Ltd.	300	5,895
Kusuri No Aoki Co., Ltd.	100	5,463
Lawson, Inc. (a)	2,924	177,789
Life Corp.	500	7,073
Lion Corp. (a)	16,000	84,074
Matsumotokiyoshi Holdings Co., Ltd. (a)	700	20,201
MEIJI Holdings Co., Ltd. (a)	1,600	146,929
NH Foods, Ltd. (a)	4,000	88,010
Nichirei Corp.	26,388	120,391
Nippon Suisan Kaisha, Ltd. (b)	4,400	13,835
Nissin Foods Holding Co., Ltd.	1,600	77,001
Oenon Holdings, Inc.	33,351	60,084
Pigeon Corp.	800	47,108
S Foods, Inc.	400	7,970
Sapporo Holdings, Ltd.	1,000	4,270
Seven & i Holdings Co., Ltd.	16,775	609,816
Shiseido Co., Ltd. (a)	12,293	173,586
Sugi Holdings Co., Ltd. (a)	200	8,215
Suntory Beverage & Food, Ltd. (a)	1,200	41,736
Takara Holdings, Inc.	1,500	9,809
Toyo Suisan Kaisha, Ltd.	1,500	48,793
Tsuruha Holdings, Inc.	100	5,830
Unicharm Corp.	9,900	240,450
UNY Group Holdings Co., Ltd.	13,400	68,512
Yakult Honsha Co., Ltd. (a)	1,980	105,362
Yamazaki Baking Co., Ltd. (a)	3,000	37,233
Yaoko Co., Ltd.	200	11,627

		4,963,434

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR (a)	1,010	13,999

NETHERLANDS — 7.1%
Heineken NV	5,029	358,731
Koninklijke Ahold NV	24,619	439,555
Nutreco NV	852	45,862
Unilever NV	36,992	1,461,038

		2,305,186

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

NORWAY — 0.5%
Bakkafrost P/F	228	$5,094
Marine Harvest (a)	10,176	139,660
Orkla ASA	1,078	7,354
Salmar ASA	198	3,367

		155,475

PORTUGAL — 0.1%
Jeronimo Martins SGPS SA	2,929	29,541
Sonae SGPS SA	9,240	11,449

		40,990

SINGAPORE — 0.8%
Golden Agri-Resources, Ltd. (a)	221,075	76,745
Wilmar International, Ltd.	68,000	166,267

		243,012

SOUTH KOREA — 2.7%
Able C&C Co., Ltd.	268	5,681
Amorepacific Corp.	53	107,046
AMOREPACIFIC Group	42	38,135
Binggrae Co., Ltd.	178	12,211
CJ CheilJedang Corp.	127	35,414
Cosmax BTI, Inc.	70	2,891
Cosmax, Inc. (b)	99	8,980
Crown Confectionery Co., Ltd.	98	16,896
Dae Han Flour Mills Co., Ltd.	155	21,928
Daesang Corp.	755	22,942
Dongsuh Co., Inc.	1,531	31,479
Dongwon F&B Co., Ltd.	8	2,122
Dongwon Industries Co., Ltd.	60	16,977
E-Mart Co., Ltd.	338	62,425
GS Retail Co., Ltd.	145	3,384
Korea Kolmar Co., Ltd.	168	6,733
Korea Kolmar Holdings Co., Ltd.	105	4,127
KT&G Corp.	2,341	162,080
LG Household & Health Care, Ltd.	174	98,624
Lotte Chilsung Beverage Co., Ltd.	4	5,404
Lotte Confectionery Co., Ltd.	17	27,530
Lotte Food Co., Ltd.	43	22,690
Maeil Dairy Industry Co., Ltd.	563	19,080
Muhak Co., Ltd. (b)	112	3,826
Namyang Dairy Products Co., Ltd.	18	10,465
NongShim Co., Ltd.	68	15,621
Orion Corp.	69	63,717
Ottogi Corp.	75	33,162
Pulmuone Co., Ltd.	26	2,626
Sajo Industries Co., Ltd. (b)	358	12,963
Samlip General Foods Co., Ltd.	39	5,322
Sunjin Co., Ltd.	97	2,692

		885,173

SPAIN — 0.5%
Distribuidora Internacional de Alimentacion SA	1,705	11,609
Ebro Puleva SA	8,825	146,405

		158,014

SWEDEN — 1.1%
ICA Gruppen AB	230	8,985
Svenska Cellulosa AB	713	15,392
Svenska Cellulosa AB (Class B)	6,999	151,008
Swedish Match AB	5,402	168,928

		344,313

SWITZERLAND — 15.9%
Aryzta AG (b)	481	37,249
Coca-Cola HBC AG (b)	3,317	63,513
Lindt & Spruengli AG	68	337,519
Nestle SA	64,688	4,749,147

		5,187,428

UNITED KINGDOM — 27.1%
Associated British Foods PLC	5,765	283,426
Booker Group PLC	8,345	21,288
British American Tobacco PLC	37,783	2,061,960
Diageo PLC	51,697	1,490,049
Imperial Tobacco Group PLC	20,889	923,718
J Sainsbury PLC (a)	33,342	128,256
Reckitt Benckiser Group PLC	13,811	1,121,963
SABMiller PLC	18,276	957,779
Tate & Lyle PLC	12,878	121,082
Tesco PLC	166,591	490,941
Unilever PLC	26,217	1,074,296
William Morrison Supermarkets PLC (a)	56,549	162,417

		8,837,175

TOTAL COMMON STOCKS —
(Cost $31,403,752)		32,453,483

SHORT TERM INVESTMENTS — 6.3%
UNITED STATES — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,941,467	1,941,467
State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	104,857	104,857

TOTAL SHORT TERM INVESTMENT —
(Cost $2,046,324)		2,046,324

TOTAL INVESTMENTS — 105.9%
(Cost $33,450,076)		34,499,807
OTHER ASSETS & LIABILITIES — (5.9)%		(1,925,556)

NET ASSETS — 100.0%		$32,574,251

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Food Products	36.7%
Beverages	19.9
Food & Staples Retailing	17.9
Tobacco	12.0
Household Products	7.3
Personal Products	5.8
Short Term Investments	6.3
Other Assets & Liabilities	(5.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 4.4%
Caltex Australia, Ltd.	2,716	$76,036
Karoon Gas Australia, Ltd. (a)(b)	3,200	6,390
Origin Energy, Ltd.	25,231	240,960
Paladin Energy, Ltd. (a)(b)	22,555	6,645
Santos, Ltd.	18,926	127,777
Whitehaven Coal, Ltd. (a)(b)	8,085	9,263
Woodside Petroleum, Ltd.	14,705	457,406
WorleyParsons, Ltd.	7,930	65,414

		989,891

AUSTRIA — 0.5%
OMV AG	3,924	104,509

CANADA — 30.9%
AltaGas, Ltd. (a)	2,431	90,964
ARC Resources, Ltd. (a)	5,879	127,706
Athabasca Oil Corp. (a)(b)	11,695	26,152
Baytex Energy Corp. (a)	3,268	54,511
Bonavista Energy Corp. (a)	6,834	43,072
Bonterra Energy Corp. (a)	660	23,733
Cameco Corp. (a)	11,619	191,100
Canadian Natural Resources, Ltd. (a)	23,641	733,162
Canadian Oil Sands, Ltd. (a)	9,787	88,047
Cenovus Energy, Inc.	16,988	351,567
Crescent Point Energy Corp. (a)	8,002	185,913
Enbridge, Inc. (a)	17,844	920,354
Encana Corp. (a)	20,298	283,375
Enerplus Corp. (a)	6,461	62,421
Ensign Energy Services, Inc.	2,651	23,346
Gibson Energy, Inc.	2,527	59,322
Gran Tierra Energy, Inc. (b)	4,806	18,506
Husky Energy, Inc. (a)	7,319	173,773
Imperial Oil, Ltd. (a)	5,236	226,257
Inter Pipeline, Ltd. (a)	6,313	195,890
InterOil Corp. (b)	762	37,178
Keyera Corp. (a)	1,668	116,749
Lightstream Resources, Ltd. (a)	3,328	3,419
MEG Energy Corp. (b)	2,607	44,003
Mullen Group, Ltd. (a)	1,990	36,613
Niko Resources, Ltd. (a)(b)	1,487	334
Pacific Rubiales Energy Corp. (a)	6,186	38,400
Paramount Resources, Ltd. (Class A) (b)	1,031	25,031
Pason Systems, Inc.	1,320	24,947
Pembina Pipeline Corp. (a)	6,340	231,760
Pengrowth Energy Corp. (a)	10,326	32,630
Penn West Petroleum, Ltd. (a)	7,755	16,130
Peyto Exploration & Development Corp. (a)	2,702	78,080
Precision Drilling Corp. (a)	11,805	71,956
Secure Energy Services, Inc.	2,280	33,405
ShawCor, Ltd. (Class A)	1,228	44,953
Suncor Energy, Inc. (a)	30,235	963,239
Sunshine Oilsands, Ltd. (a)(b)	46,000	3,559
Talisman Energy, Inc.	22,152	174,041
Tourmaline Oil Corp. (b)	3,272	109,326
TransCanada Corp. (a)	13,988	689,588
Trican Well Service, Ltd. (a)	5,656	27,200
Trilogy Energy Corp. (a)	985	6,727
Veresen, Inc. (a)	4,165	66,021
Vermilion Energy, Inc. (a)	4,013	197,488
Whitecap Resources, Inc. (a)	4,169	41,177

		6,993,125

CYPRUS — 0.0% (c)
Ocean Rig UDW, Inc. (a)	750	6,960

FINLAND — 0.3%
Neste Oil Oyj (a)	3,156	76,607

FRANCE — 11.4%
Bourbon SA	568	13,196
CGG SA (b)	5,178	31,203
Technip SA	2,462	147,215
Total SA	46,376	2,386,107

		2,577,721

HONG KONG — 0.1%
Brightoil Petroleum Holdings, Ltd. (a)(b)	46,000	11,686
Sino Oil And Gas Holdings, Ltd. (b)	325,000	7,124
Yanchang Petroleum International, Ltd. (b)	170,000	7,673

		26,483

IRELAND — 0.2%
Dragon Oil PLC	4,625	37,922

ISRAEL — 0.2%
Delek Group, Ltd.	89	22,489
Paz Oil Co., Ltd.	113	14,652

		37,141

ITALY — 4.5%
ENI SpA	52,553	922,717
Saipem SpA (a)(b)	5,956	63,170
Saras SpA (a)(b)	24,232	24,454

		1,010,341

JAPAN — 2.8%
Cosmo Oil Co., Ltd.	4,000	5,705
Idemitsu Kosan Co., Ltd. (a)	2,400	39,995
Inpex Corp.	21,400	240,158
Japan Petroleum Exploration Co., Ltd.	500	15,847
JX Holdings, Inc. (a)	68,397	268,009
Showa Shell Sekiyu K.K. (a)	4,100	40,728
TonenGeneral Sekiyu K.K. (a)	3,000	25,747

		636,189

LUXEMBOURG — 0.9%
Subsea 7 SA	6,375	65,089
Tenaris SA (a)	9,350	140,972

		206,061

NETHERLANDS — 0.6%
Fugro NV	1,211	25,292
Koninklijke Vopak NV	1,341	69,913
SBM Offshore NV (a)(b)	4,098	48,502

		143,707

NORWAY — 3.3%
Akastor ASA (a)	7,240	20,858
Aker Solutions ASA (b)	7,240	40,123
BW LPG, Ltd. (d)	1,639	11,455
DNO ASA (a)(b)	13,315	28,379
Fred Olsen Energy ASA (a)	682	6,199
Golar LNG, Ltd. (a)	1,597	58,243
Kvaerner ASA	12,155	14,412

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Petroleum Geo-Services ASA (a)	6,617	$37,367
ProSafe SE (a)	4,964	15,228
Seadrill, Ltd. (a)	7,252	83,619
Ship Finance International, Ltd. (a)	1,320	18,638
Statoil ASA	20,562	359,816
TGS Nopec Geophysical Co. ASA (a)	2,164	46,671

		741,008

PAPUA NEW GUINEA — 1.0%
Oil Search, Ltd.	34,211	220,893

PORTUGAL — 0.2%
Galp Energia SGPS SA	5,412	55,213

SINGAPORE — 0.1%
Ezion Holdings, Ltd. (a)	23,280	19,677

SOUTH KOREA — 0.9%
GS Holdings Corp. (b)	1,135	41,305
Hankook Shell Oil Co., Ltd.	91	33,655
S-Oil Corp.	897	39,498
SK Innovation Co., Ltd. (b)	1,188	91,979

		206,437

SPAIN — 1.7%
Repsol SA (a)	20,519	385,967

SWEDEN — 0.2%
Lundin Petroleum AB (a)(b)	3,940	56,571

UNITED KINGDOM — 35.3%
Afren PLC (b)	22,172	16,346
Amec Foster Wheeler PLC	6,110	81,265
BG Group PLC	68,983	930,409
BP PLC	367,357	2,354,214
Cairn Energy PLC (b)	16,550	46,063
Genel Energy PLC (b)	3,133	34,196
John Wood Group PLC	7,638	71,040
Ophir Energy PLC (b)	8,809	19,436
Petrofac, Ltd.	5,245	57,493
Premier Oil PLC	12,669	33,029
Royal Dutch Shell PLC (Class A)	75,737	2,543,131
Royal Dutch Shell PLC (Class B)	48,187	1,677,777
Tullow Oil PLC	21,736	140,278

		8,004,677

TOTAL COMMON STOCKS —
(Cost $28,003,032)		22,537,100

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 1/8/15) (a)(b) (Cost $8,085)	13,967	7,724

SHORT TERM INVESTMENTS — 11.4%
UNITED STATES — 11.4%
MONEY MARKET FUNDS — 11.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,357,227	2,357,227
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	219,841	219,841

TOTAL SHORT TERM INVESTMENT —
(Cost $2,577,068)		2,577,068

TOTAL INVESTMENTS — 110.9%
(Cost $30,588,185)		25,121,892
OTHER ASSETS & LIABILITIES — (10.9)%		(2,463,484)

NET ASSETS — 100.0%		$22,658,408

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Oil, Gas & Consumable Fuels	93.4%
Energy Equipment & Services	6.1
Short Term Investments	11.4
Other Assets & Liabilities	(10.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUSTRALIA — 11.8%
AMP, Ltd.	7,035	$31,664
Astro Japan Property Group	364	1,513
ASX, Ltd.	868	26,097
Australia & New Zealand Banking Group, Ltd.	6,671	175,186
Commonwealth Bank of Australia	4,376	306,721
Insurance Australia Group, Ltd.	5,970	30,535
Macquarie Group, Ltd.	759	36,205
National Australia Bank, Ltd.	6,424	176,638
QBE Insurance Group, Ltd.	4,344	39,851
Scentre Group (a)	17,553	50,276
Stockland (b)	5,406	18,227
Suncorp Group, Ltd.	3,280	37,740
Westfield Corp. (a)	9,470	69,903
Westpac Banking Corp.	8,623	233,998

		1,234,554

AUSTRIA — 0.7%
Erste Group Bank AG	1,195	27,814
Sparkassen Immobilien AG (a)	5,515	41,175

		68,989

BELGIUM — 1.0%
Ageas	888	31,704
Groupe Bruxelles Lambert SA	270	23,115
KBC Groep NV (a)	840	47,259

		102,078

CANADA — 14.3%
Bank of Montreal (b)	2,084	147,864
Brookfield Asset Management, Inc. (Class A)	1,430	71,880
Canadian Imperial Bank of Commerce (b)	962	82,923
CI Financial Corp. (b)	1,994	55,589
Fairfax Financial Holdings, Ltd.	99	52,035
Great-West Lifeco, Inc.	1,770	51,331
IGM Financial, Inc. (b)	197	7,877
Intact Financial Corp.	798	57,770
Manulife Financial Corp.	5,891	112,810
National Bank of Canada	773	32,996
Power Corp. of Canada (b)	979	26,845
Power Financial Corp. (b)	1,893	59,131
Royal Bank of Canada	3,398	235,403
Sun Life Financial, Inc.	2,582	93,449
The Bank of Nova Scotia (b)	3,102	177,590
The Toronto-Dominion Bank	4,642	222,471

		1,487,964

CHINA — 0.9%
Hongkong Land Holdings, Ltd.	7,209	48,733
Sino Land Co., Ltd.	29,417	47,493

		96,226

DENMARK — 0.9%
Danske Bank A/S	1,831	49,809
Sydbank A/S (a)	1,486	45,929

		95,738

FINLAND — 0.6%
Sampo Oyj (Class A)	1,235	58,013
Technopolis Oyj	270	1,209

		59,222

FRANCE — 4.6%
AXA SA	6,069	141,037
BNP Paribas SA	2,451	146,097
Credit Agricole SA	3,556	46,300
Societe Generale SA	1,670	70,707
Unibail-Rodamco SE	302	77,783

		481,924

GERMANY — 4.4%
Allianz SE	1,075	178,665
Alstria Office REIT-AG (a)(b)	1,638	20,415
Commerzbank AG (a)	2,422	32,180
Deutsche Bank AG	3,507	106,028
Deutsche Beteiligungs AG	25	769
Deutsche Boerse AG	322	23,074
Hamborner REIT AG	2,547	25,020
Muenchener Rueckversicherungs- Gesellschaft AG	363	72,805

		458,956

HONG KONG — 6.7%
AIA Group, Ltd.	30,823	171,507
Bank of East Asia, Ltd.	3,343	13,471
BOC Hong Kong Holdings, Ltd.	8,949	29,946
Cheung Kong Holdings, Ltd.	2,950	49,567
Hang Lung Properties, Ltd.	10,860	30,459
Hang Seng Bank, Ltd.	1,889	31,472
Henderson Land Development Co., Ltd.	8,949	62,661
Hong Kong Exchanges and Clearing, Ltd.	3,281	72,645
New World Development Co., Ltd.	30,400	34,967
Redefine International PLC	3,197	2,717
Sun Hung Kai Properties, Ltd.	5,274	80,455
Swire Pacific, Ltd.	4,474	58,270
The Link REIT	5,501	34,440
The Wharf Holdings, Ltd.	3,911	28,242

		700,819

IRELAND — 0.4%
Bank of Ireland (a)	70,128	26,561
Green REIT PLC (a)	3,002	4,650
Hibernia REIT PLC (a)	2,941	3,861
Irish Residential Properties REIT PLC (a)	6,278	8,045

		43,117

ISRAEL — 0.1%
REIT 1, Ltd.	2,274	5,618

ITALY — 3.2%
Assicurazioni Generali SpA	4,166	85,698
Banca Monte dei Paschi di Siena SpA (a)	11,545	6,566
Banca Popolare dell’Etruria e del Lazio SC (a)	1,627	763
Banco Popolare SC (a)	860	10,469
Intesa Sanpaolo SpA	35,770	104,833
UBI Banca SCpA	4,108	29,626
UniCredit SpA	14,426	93,129

		331,084

JAPAN — 13.9%
Aiful Corp. (a)(b)	300	1,021
Daito Trust Construction Co., Ltd.	472	53,934

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Daiwa House Industry Co., Ltd.	1,690	$32,321
Daiwa Securities Group, Inc. (b)	3,878	30,650
Japan Exchange Group, Inc. (b)	300	7,096
Keihanshin Building Co., Ltd.	1,100	5,853
Kenedix, Inc. (b)	400	1,848
Mitsubishi Estate Co., Ltd.	3,977	84,768
Mitsubishi UFJ Financial Group, Inc.	35,644	197,551
Mitsui Fudosan Co., Ltd.	2,983	80,985
Mizuho Financial Group, Inc.	51,628	87,199
MS&AD Insurance Group Holdings, Inc.	2,074	49,828
Nippon Building Fund, Inc. (b)	10	50,377
Nomura Holdings, Inc.	15,407	88,694
ORIX Corp.	4,872	61,908
Relo Holdings, Inc.	100	7,223
Resona Holdings, Inc.	5,127	26,166
Sompo Japan Nipponkoa Holdings, Inc.	1,889	48,070
Sumitomo Mitsui Financial Group, Inc.	4,046	147,640
Sumitomo Mitsui Trust Holdings, Inc.	18,825	72,728
Sumitomo Realty & Development Co., Ltd.	994	34,253
T&D Holdings, Inc.	4,077	49,579
Takara Leben Co., Ltd.	300	1,314
The Bank of Yokohama, Ltd.	7,954	43,606
The Dai-ichi Life Insurance Co., Ltd.	2,883	44,269
The Shizuoka Bank, Ltd.	1,989	18,365
TOC Co., Ltd.	200	1,134
Tokai Tokyo Financial Holdings, Inc.	622	4,316
Tokio Marine Holdings, Inc.	3,061	100,425
Tokyo Rakutenchi Co. Ltd.	2,000	8,491
Tokyo Theatres Co., Inc.	5,000	5,922

		1,447,534

NETHERLANDS — 1.7%
Aegon NV	5,933	44,935
ING Groep NV (a)	9,943	130,301

		175,236

NEW ZEALAND — 0.0% (c)
Precinct Properties New Zealand, Ltd.	2,178	2,026

NORWAY — 0.4%
DnB ASA	2,338	34,520
SpareBank 1 SR Bank ASA	367	2,570

		37,090

PORTUGAL — 0.0% (c)
Banco Comercial Portugues SA (a)	20,561	1,635
BANIF — Banco Internacional do Funchal SA (a)	8,346	57

		1,692

SINGAPORE — 2.2%
CapitaLand, Ltd.	10,860	27,128
DBS Group Holdings, Ltd.	3,977	61,826
Oversea-Chinese Banking Corp., Ltd. (b)	9,541	75,314
United Overseas Bank, Ltd.	3,573	66,143

		230,411

SOUTH KOREA — 2.7%
Hana Financial Group, Inc.	669	19,477
KB Financial Group, Inc. (a)	892	29,337
KB Financial Group, Inc. ADR (a)	957	31,217
Samsung Fire & Marine Insurance Co., Ltd. (a)	224	57,572
Samsung Life Insurance Co., Ltd. (a)	580	61,475
Shinhan Financial Group Co., Ltd. (a)	1,093	44,201
Shinhan Financial Group Co., Ltd. ADR (a)	869	35,099

		278,378

SPAIN — 5.6%
Banco Bilbao Vizcaya Argentaria SA	15,160	144,076
Banco de Sabadell SA (b)	16,999	45,356
Banco Popular Espanol SA (b)	4,899	24,661
Banco Santander SA	31,226	264,341
Bankia SA (a)	32,892	49,274
Bolsas y Mercados Espanoles SA	585	22,751
CaixaBank SA	5,928	31,282

		581,741

SWEDEN — 3.6%
Investor AB (Class B)	1,537	55,898
Kinnevik Investment AB (Class B)	903	29,449
Nordea Bank AB	10,110	117,395
Skandinaviska Enskilda Banken AB (Class A)	4,043	51,414
Svenska Handelsbanken AB (Class A)	1,155	54,089
Swedbank AB (Class A)	2,583	64,507

		372,752

SWITZERLAND — 5.6%
Credit Suisse Group AG (a)	3,710	93,641
GAM Holding AG (a)	1,353	24,510
Julius Baer Group, Ltd. (a)	1,109	51,128
Swiss Life Holding AG (a)	206	49,010
Swiss Re AG (a)	884	74,419
UBS Group AG (a)	10,110	173,884
Valiant Holding AG	70	5,815
Zurich Insurance Group AG (a)	352	110,420

		582,827

UNITED KINGDOM — 14.5%
Assura Group, Ltd.	6,914	5,498
Aviva PLC	10,461	79,028
Barclays PLC	37,594	142,736
Big Yellow Group PLC	546	5,176
Friends Life Group, Ltd.	5,384	30,743
Hammerson PLC	182	1,717
Hansteen Holdings PLC	3,457	5,800
HSBC Holdings PLC	45,129	428,256
Lancashire Holdings, Ltd.	442	3,859
Land Securities Group PLC	1,829	32,996
Legal & General Group PLC	15,060	58,377
Lloyds Banking Group PLC (a)	112,732	133,274
London Stock Exchange Group PLC	1,610	55,756
Londonmetric Property PLC	1,183	2,815
Man Group PLC	8,368	20,942
McKay Securities PLC	1,092	4,052
Old Mutual PLC	13,728	40,777
Primary Health Properties PLC	2,911	16,794
Provident Financial PLC	375	14,396
Prudential PLC	6,522	151,728
Royal Bank of Scotland Group PLC (a)	5,907	36,326
RSA Insurance Group PLC (a)	7,546	51,183
Safestore Holdings PLC	728	2,634
Shaftesbury PLC	91	1,108
Standard Chartered PLC	5,209	78,216
Standard Life PLC	5,529	34,493

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

The British Land Co. PLC	5,660	$68,573
Tritax Big Box REIT PLC	4,731	7,967

		1,515,220

TOTAL COMMON STOCKS —
(Cost $11,721,674)		10,391,196

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Banco Bilbao Vizcaya Argentaria SA (expiring 1/7/15) (a) (Cost $1,644)	16,759	1,602

SHORT TERM INVESTMENTS — 6.4%
UNITED STATES — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	452,568	452,568
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	211,058	211,058

TOTAL SHORT TERM INVESTMENT —
(Cost $663,626)		663,626

TOTAL INVESTMENTS — 106.2%
(Cost $12,386,944)		11,056,424
OTHER ASSETS & LIABILITIES — (6.2)%		(643,242)

NET ASSETS — 100.0%		$10,413,182

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Banks	51.7%
Insurance	24.0
Real Estate Management & Development	8.8
Capital Markets	6.5
Real Estate Investment Trusts	5.1
Diversified Financial Services	3.6
Consumer Finance	0.1
Short Term Investments	6.4
Other Assets & Liabilities	(6.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 5.4%
Ansell, Ltd.	12,410	$228,707
Cochlear, Ltd. (a)	4,176	265,534
CSL, Ltd.	32,362	2,295,585
Healthscope, Ltd. (b)	153,956	342,693
Primary Health Care, Ltd.	48,042	185,175
Ramsay Health Care, Ltd.	9,595	448,353
Sirtex Medical, Ltd.	9,430	218,932
Sonic Healthcare, Ltd.	29,878	452,337

		4,437,316

BELGIUM — 0.9%
Arseus NV	3,136	131,753
UCB SA	7,593	580,676

		712,429

CANADA — 4.5%
Catamaran Corp. (b)	15,128	785,232
Valeant Pharmaceuticals International, Inc. (b)	20,154	2,894,207

		3,679,439

DENMARK — 5.8%
Coloplast A/S (Class B)	7,279	613,902
Genmab A/S (b)	4,638	271,553
GN Store Nord A/S	11,525	252,459
H. Lundbeck A/S	6,115	122,027
Novo Nordisk A/S (Class B)	78,576	3,323,719
William Demant Holding A/S (b)	2,298	174,840

		4,758,500

FINLAND — 0.4%
Orion Oyj (Class A)	2,502	75,780
Orion Oyj (Class B)	7,986	249,027

		324,807

FRANCE — 8.1%
bioMerieux (a)	1,289	133,733
Essilor International SA	12,958	1,453,207
Genfit (b)	1,405	64,061
Ipsen SA	4,526	235,498
Korian-Medica	8,385	306,417
Orpea	2,799	175,714
Sanofi	46,586	4,265,060
Virbac SA	380	80,146

		6,713,836

GERMANY — 9.8%
Bayer AG	32,930	4,502,706
Celesio AG	2,949	95,349
Fresenius Medical Care AG & Co. KGaA	12,530	937,765
Fresenius SE & Co. KGaA	23,028	1,202,655
Gerresheimer AG	3,060	166,439
Merck KGaA	8,151	773,466
MorphoSys AG (b)	1,591	147,527
Rhoen-Klinikum AG	3,715	104,269
Stada Arzneimittel AG	5,745	175,531

		8,105,707

HONG KONG — 0.2%
Lee’s Pharmaceutical Holdings, Ltd.	115,293	168,594

IRELAND — 0.4%
ICON PLC (b)	4,124	210,283
UDG Healthcare PLC (c)	6,214	37,090
UDG Healthcare PLC (c)	13,047	77,875

		325,248

ISRAEL — 4.3%
Taro Pharmaceutical Industries, Ltd. (b)	1,094	162,120
Teva Pharmaceutical Industries, Ltd.	60,184	3,433,385

		3,595,505

ITALY — 0.2%
DiaSorin SpA	1,635	65,941
Recordati SpA	6,937	107,865

		173,806

JAPAN — 16.3%
Alfresa Holdings Corp.	18,400	224,063
Asahi Intecc Co., Ltd. (a)	3,200	158,005
Astellas Pharma, Inc.	144,400	2,031,199
Chugai Pharmaceutical Co., Ltd. (a)	13,625	336,832
Daiichi Sankyo Co., Ltd. (a)	42,300	595,541
Eisai Co., Ltd. (a)	17,300	674,136
Hisamitsu Pharmaceutical Co., Inc.	4,600	145,411
Kaken Pharmaceutical Co., Ltd.	5,000	97,460
Kissei Pharmaceutical Co., Ltd.	3,600	95,183
KYORIN Holdings, Inc.	4,300	80,229
Kyowa Hakko Kirin Co., Ltd. (a)	26,422	250,347
M3, Inc. (a)	18,000	303,716
Medipal Holdings Corp.	17,900	209,763
Miraca Holdings, Inc. (a)	5,900	256,383
Mitsubishi Tanabe Pharma Corp.	14,300	211,110
Nakanishi, Inc.	4,500	191,793
NanoCarrier Co., Ltd. (a)(b)	5,800	71,354
Nihon Kohden Corp.	4,000	199,508
Nippon Shinyaku Co., Ltd. (a)	3,000	97,335
Olympus Corp. (b)	21,100	751,466
Ono Pharmaceutical Co., Ltd. (a)	7,200	644,364
Otsuka Holdings Co., Ltd. (a)	32,500	980,462
Rohto Pharmaceutical Co., Ltd.	7,700	96,655
Santen Pharmaceutical Co., Ltd.	5,700	307,594
Sawai Pharmaceutical Co., Ltd. (a)	2,600	150,498
Shionogi & Co., Ltd.	20,100	523,896
Ship Healthcare Holdings, Inc.	4,400	100,628
Sumitomo Dainippon Pharma Co., Ltd.	10,700	104,506
Suzuken Co., Ltd.	7,400	206,147
Sysmex Corp. (a)	11,400	512,498
Taisho Pharmaceutical Holdings Co., Ltd.	3,400	209,850
Takara Bio, Inc. (a)	6,800	80,821
Takeda Pharmaceutical Co., Ltd.	42,800	1,783,646
Terumo Corp.	24,600	565,680
Toho Holdings Co., Ltd. (a)	7,400	108,320
Tsumura & Co. (a)	4,400	98,243

		13,454,642

LUXEMBOURG — 0.2%
Eurofins Scientific SE	652	167,297

NETHERLANDS — 0.5%
QIAGEN NV (b)	16,410	384,430

NEW ZEALAND — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	50,403	246,219
Ryman Healthcare, Ltd.	37,687	250,966

		497,185

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 0.5%
Biosensors International Group, Ltd. (a)(b)	171,000	$75,492
Haw Par Corp., Ltd.	28,000	180,032
Raffles Medical Group, Ltd.	46,000	135,039

		390,563

SPAIN — 0.9%
Grifols SA	16,283	652,572
Grifols SA (Class B)	2,530	85,873

		738,445

SWEDEN — 1.1%
Elekta AB (Class B) (a)	22,832	232,454
Getinge AB (Class B)	11,205	254,495
Meda AB (Class A)	18,515	266,079
Swedish Orphan Biovitrum AB (b)	15,142	153,485

		906,513

SWITZERLAND — 24.3%
Actelion, Ltd. (b)	7,038	816,667
Basilea Pharmaceutica AG (b)	1,212	112,400
Galenica AG	374	298,101
Lonza Group AG (b)	3,877	437,779
Novartis AG	106,481	9,896,362
Roche Holding AG (c)	3,158	850,958
Roche Holding AG (c)	25,403	6,900,085
Sonova Holding AG	2,966	438,490
Straumann Holding AG	835	210,714
Tecan Group AG	868	98,711

		20,060,267

UNITED KINGDOM — 14.9%
AstraZeneca PLC	47,976	3,407,813
BTG PLC (b)	22,788	282,481
Dechra Pharmaceuticals PLC	8,338	108,754
Genus PLC	9,038	176,297
GlaxoSmithKline PLC	192,301	4,125,872
Hikma Pharmaceuticals PLC	8,716	268,954
Shire PLC	37,939	2,681,559
Smith & Nephew PLC	60,416	1,119,139
Synergy Health PLC	4,747	153,958

		12,324,827

TOTAL COMMON STOCKS —
(Cost $72,715,713)		81,919,356

SHORT TERM INVESTMENTS — 4.5%
UNITED STATES — 4.5%
MONEY MARKET FUNDS — 4.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,480,843	3,480,843
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	203,824	203,824

TOTAL SHORT TERM INVESTMENT —
(Cost $3,684,667)		3,684,667

TOTAL INVESTMENTS — 103.8%
(Cost $76,400,380)		85,604,023
OTHER ASSETS & LIABILITIES — (3.8)%		(3,147,425)

NET ASSETS — 100.0%		$82,456,598

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Pharmaceuticals	72.6%
Health Care Equipment & Supplies	9.9
Health Care Providers & Services	8.6
Biotechnology	6.5
Life Sciences Tools & Services	0.8
Chemicals	0.5
Health Care Technology	0.4
Short Term Investments	4.5
Other Assets & Liabilities	(3.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 3.2%
Bradken, Ltd.	6,747	$26,116
Brambles, Ltd.	15,128	131,599
GWA Group, Ltd. (a)	22,519	54,917
Leighton Holdings, Ltd.	2,127	39,164
Qantas Airways, Ltd. (b)	23,695	46,538
Seek, Ltd.	7,507	106,096
Toll Holdings, Ltd.	17,233	83,065
Transurban Group	29,101	204,331

		691,826

AUSTRIA — 0.5%
Andritz AG	711	39,309
Zumtobel Group AG	2,637	59,686

		98,995

CANADA — 5.9%
Bombardier, Inc. (Class B) (a)	20,678	74,089
CAE, Inc.	8,896	115,823
Canadian National Railway Co.	8,547	590,487
Canadian Pacific Railway, Ltd. (a)	1,530	295,564
SNC-Lavalin Group, Inc.	2,704	103,444
Toromont Industries, Ltd. (a)	4,010	98,705

		1,278,112

DENMARK — 1.8%
AP Moeller — Maersk A/S (Class B)	80	160,812
FLSmidth & Co. A/S (a)	1,037	45,887
NKT Holding A/S	1,453	78,272
Vestas Wind Systems A/S (b)	2,771	101,992

		386,963

FINLAND — 2.1%
Caverion Corp.	3,028	24,366
Kone Oyj (Class B)	4,631	211,933
Metso Oyj	2,023	60,856
Valmet Oyj	2,440	30,175
Wartsila Oyj Abp	2,514	112,830
YIT Oyj (a)	3,541	18,296

		458,456

FRANCE — 7.4%
Air France-KLM (a)(b)	4,932	47,529
Alstom SA (b)	2,715	88,243
Bouygues SA	2,489	90,294
Bureau Veritas SA	2,097	46,461
Compagnie de Saint-Gobain	4,596	195,928
Eiffage SA	1,121	57,135
Legrand SA	2,389	125,880
Safran SA	2,809	174,200
Schneider Electric SE	5,569	408,437
Vallourec SA	1,460	40,192
Vinci SA	5,909	325,405

		1,599,704

GERMANY — 8.2%
Brenntag AG	1,500	84,419
Deutsche Lufthansa AG	5,556	92,980
Deutsche Post AG	9,404	307,753
GEA Group AG	3,293	145,840
Hochtief AG	857	60,686
Kloeckner & Co. SE (b)	2,792	30,281
MAN SE	1,065	118,767
OSRAM Licht AG (b)	897	35,558
Pfeiffer Vacuum Technology AG	502	41,671
Siemens AG	7,570	858,758

		1,776,713

HONG KONG — 3.8%
Cathay Pacific Airways, Ltd.	31,000	67,558
Hopewell Highway Infrastructure, Ltd. (a)	179,500	90,041
Hutchison Whampoa, Ltd.	27,000	310,741
Jardine Matheson Holdings, Ltd. (a)	2,285	139,271
Jardine Strategic Holdings, Ltd.	1,502	51,368
MTR Corp., Ltd.	14,000	57,409
Noble Group, Ltd.	74,951	64,481
Pacific Basin Shipping, Ltd. (a)	101,000	40,766

		821,635

IRELAND — 0.9%
DCC PLC	1,751	97,006
Ryanair Holdings PLC ADR (a)(b)	1,323	94,290

		191,296

ITALY — 1.2%
Ansaldo STS SpA	5,903	59,501
Atlantia SpA	3,519	82,310
Autostrada Torino-Milano SpA	3,399	39,320
Finmeccanica SpA (b)	9,469	88,627

		269,758

JAPAN — 31.7%
Asahi Glass Co., Ltd. (a)	15,000	73,689
Central Japan Railway Co.	1,800	272,338
Dai Nippon Printing Co., Ltd.	11,000	100,004
Daikin Industries, Ltd. (a)	2,800	182,393
East Japan Railway Co.	4,100	311,976
FANUC Corp.	1,700	282,802
Furukawa Electric Co., Ltd. (a)	17,000	28,500
Futaba Corp.	3,200	46,948
Hankyu Hanshin Holdings, Inc.	17,000	92,022
IHI Corp.	31,000	159,531
ITOCHU Corp.	17,800	191,815
JGC Corp.	3,000	62,355
JTEKT Corp.	3,300	56,534
Kajima Corp. (a)	24,000	99,887
Kamigumi Co., Ltd.	12,000	107,694
Kawasaki Heavy Industries, Ltd. (a)	32,000	147,596
Kawasaki Kisen Kaisha, Ltd. (a)	22,000	59,636
Keikyu Corp.	5,000	37,324
Kintetsu Corp.	17,000	56,291
Kitano Construction Corp.	22,000	71,196
Kokuyo Co., Ltd.	12,200	91,784
Komatsu, Ltd.	10,400	232,817
Kubota Corp.	14,000	205,630
LIXIL Group Corp.	3,000	63,906
Makita Corp.	1,500	68,560
Marubeni Corp.	16,800	101,547
Minebea Co., Ltd.	9,000	135,419
MISUMI Group, Inc.	3,500	116,477
Mitsubishi Corp.	15,200	281,066
Mitsubishi Electric Corp.	20,000	241,211
Mitsubishi Heavy Industries, Ltd.	43,000	240,222
Mitsui & Co., Ltd.	17,200	232,619
Mitsui OSK Lines, Ltd.	14,000	41,920

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

NGK Insulators, Ltd.	3,000	$62,405
Nidec Corp. (a)	2,800	183,350
Nippon Express Co., Ltd.	15,000	76,817
Nippon Yusen K.K.	19,000	54,197
NSK, Ltd.	7,000	84,190
Odakyu Electric Railway Co., Ltd. (a)	11,000	98,353
Park24 Co., Ltd.	2,200	32,533
Secom Co., Ltd. (a)	3,400	196,947
SMC Corp.	700	186,655
Sojitz Corp.	40,500	57,087
Sumitomo Corp. (a)	14,900	154,350
Sumitomo Electric Industries, Ltd.	6,854	86,493
Sumitomo Heavy Industries, Ltd. (a)	15,000	81,697
Taisei Corp. (a)	14,000	80,220
THK Co., Ltd.	3,400	82,976
Tobu Railway Co., Ltd.	16,000	69,127
Tokyu Corp.	25,000	156,178
Toppan Printing Co., Ltd.	12,000	78,769
Toshiba Corp.	42,000	179,497
TOTO, Ltd.	5,000	58,718
Toyota Tsusho Corp. (a)	2,200	51,800
West Japan Railway Co. (a)	2,800	133,397
Yamato Holdings Co., Ltd. (a)	7,300	145,793

		6,885,258

NETHERLANDS — 4.6%
Aalberts Industries NV	1,301	38,625
AerCap Holdings NV (a)(b)	2,030	78,805
Airbus Group NV	5,553	277,847
CNH Industrial NV	9,294	75,350
Koninklijke Philips NV	11,534	337,055
Koninklijke Vopak NV	642	33,471
PostNL NV (b)	7,984	29,949
Randstad Holding NV	2,323	112,606
TNT Express NV	3,991	26,759

		1,010,467

NORWAY — 0.2%
Orkla ASA	7,839	53,480

SINGAPORE — 1.4%
Keppel Corp., Ltd.	26,200	174,983
Keppel Infrastructure Trust	102,800	82,622
Neptune Orient Lines, Ltd. (a)(b)	61,750	39,144

		296,749

SOUTH KOREA — 2.7%
Daelim Industrial Co., Ltd. (b)	543	32,506
GS Engineering & Construction Corp. (b)	1,029	21,766
Hyundai Engineering & Construction Co., Ltd. (b)	1,366	52,321
Hyundai Glovis Co., Ltd. (b)	366	97,065
Hyundai Heavy Industries Co., Ltd. (b)	640	66,961
LG Corp. (b)	1,741	96,938
Samsung C&T Corp. (b)	1,964	109,890
Samsung Engineering Co., Ltd. (b)	530	18,275
Samsung Heavy Industries Co., Ltd. (b)	2,195	39,840
SK Holdings Co., Ltd. (b)	387	57,567

		593,129

SPAIN — 1.9%
Abertis Infraestructuras SA	4,872	96,861
ACS, Actividades de Construccion y Servicios SA	3,527	123,639
Ferrovial SA (a)	4,065	80,794
International Consolidated Airlines Group SA (b)	15,302	115,982

		417,276

SWEDEN — 5.8%
Alfa Laval AB	6,137	116,261
Assa Abloy AB (Class B)	2,986	158,221
Atlas Copco AB (Class A)	6,235	173,950
Atlas Copco AB (Class B)	3,764	96,597
B&B Tools AB (Class B)	2,543	49,540
Sandvik AB	12,021	117,319
Securitas AB (Class B)	8,067	97,331
Skanska AB (Class B)	3,969	85,127
SKF AB (Class B)	3,834	80,762
Trelleborg AB (Class B)	6,121	103,212
Volvo AB (Class A)	6,829	74,499
Volvo AB (Class B)	10,765	116,475

		1,269,294

SWITZERLAND — 5.7%
ABB, Ltd. (b)	23,514	500,263
Adecco SA (b)	2,350	162,831
Geberit AG	595	202,635
Kuehne + Nagel International AG	918	124,999
Schindler Holding AG	463	67,098
SGS SA	91	187,284

		1,245,110

UNITED KINGDOM — 10.5%
Aggreko PLC	4,037	94,672
Ashtead Group PLC	5,847	105,027
Babcock International Group PLC	9,700	160,020
BAE Systems PLC	31,594	232,521
Bunzl PLC	3,195	87,879
Capita PLC	6,429	108,364
easyJet PLC	3,334	86,868
Experian PLC	13,399	227,309
FirstGroup PLC (b)	26,668	44,368
G4S PLC	13,343	57,817
IMI PLC	3,306	65,106
Intertek Group PLC	1,552	56,482
Meggitt PLC	9,464	76,588
Melrose Industries PLC	16,255	67,622
Rentokil Initial PLC	51,537	97,476
Rolls-Royce Holdings PLC (b)	21,855	296,473
Serco Group PLC	9,069	22,724
Smiths Group PLC	6,684	114,434
The Weir Group PLC	2,247	64,852
Wolseley PLC	3,556	204,376

		2,270,978

TOTAL COMMON STOCKS —
(Cost $22,767,225)		21,615,199

SHORT TERM INVESTMENTS — 10.0%
UNITED STATES — 10.0%
MONEY MARKET FUNDS — 10.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,000,676	2,000,676

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.07% (d)(e)	172,789	$172,789

TOTAL SHORT TERM INVESTMENT —
(Cost $2,173,465)		2,173,465

TOTAL INVESTMENTS — 109.5%
(Cost $24,940,690)		23,788,664
OTHER ASSETS & LIABILITIES — (9.5)%		(2,070,169)

NET ASSETS — 100.0%		$21,718,495

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Investments of cash collateral for securities loaned
(d)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Machinery	19.8%
Industrial Conglomerates	11.1
Road & Rail	10.6
Trading Companies & Distributors	9.7
Electrical Equipment	8.4
Construction & Engineering	7.0
Aerospace & Defense	6.2
Commercial Services & Supplies	5.9
Professional Services	4.6
Building Products	4.5
Air Freight & Logistics	3.1
Transportation Infrastructure	3.0
Airlines	2.4
Marine	2.4
Auto Components	0.4
Food Products	0.2
Oil, Gas & Consumable Fuels	0.2
Short Term Investments	10.0
Other Assets & Liabilities	(9.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 11.5%
Alumina, Ltd. (a)	13,239	$19,447
Amcor, Ltd.	4,823	53,599
Arrium, Ltd.	19,314	3,398
BHP Billiton, Ltd.	16,233	390,159
BlueScope Steel, Ltd. (a)	3,529	16,201
Boral, Ltd. (b)	9,779	42,414
DuluxGroup, Ltd.	1,833	8,700
Fortescue Metals Group, Ltd. (b)	9,987	22,394
Iluka Resources, Ltd. (b)	2,237	10,892
Incitec Pivot, Ltd.	9,871	25,769
Mineral Deposits, Ltd. (a)	761	464
Newcrest Mining, Ltd. (a)	4,201	37,439
Orica, Ltd.	2,579	39,994
Orora, Ltd.	4,706	7,510
OZ Minerals, Ltd.	2,805	7,988
Rio Tinto, Ltd.	2,380	112,965
Sims Metal Management, Ltd. (b)	1,974	19,434

		818,767

AUSTRIA — 0.7%
RHI AG (b)	524	11,923
Voestalpine AG	946	37,541

		49,464

BELGIUM — 0.9%
Solvay SA	303	41,211
Tessenderlo Chemie NV (a)	256	3,547
Umicore SA	566	22,810

		67,568

CANADA — 12.9%
Agnico-Eagle Mines, Ltd.	1,324	33,059
Agrium, Inc.	1,071	101,714
Alacer Gold Corp.	966	1,943
Alamos Gold, Inc.	601	4,307
AuRico Gold, Inc.	1,743	5,794
B2Gold Corp. (a)	3,930	6,447
Barrick Gold Corp.	5,754	62,197
Canam Group, Inc.	669	6,544
Canexus Corp. (b)	1,163	3,273
Canfor Corp. (a)	349	8,931
CCL Industries, Inc. (Class B)	175	19,018
Centerra Gold, Inc.	842	4,391
Detour Gold Corp. (a)(b)	714	5,850
Eldorado Gold Corp.	4,879	29,824
First Majestic Silver Corp. (a)	786	3,956
First Quantum Minerals, Ltd.	3,320	47,324
Franco-Nevada Corp. (b)	873	43,120
Goldcorp, Inc.	4,829	89,680
HudBay Minerals, Inc.	1,212	10,590
IAMGOLD Corp. (a)	2,031	5,506
Interfor Corp. (a)	618	11,712
Intertape Polymer Group, Inc. (b)	672	10,797
Kinross Gold Corp. (a)	6,518	18,345
Labrador Iron Ore Royalty Corp. (b)	335	5,380
Lundin Mining Corp. (a)	2,695	13,309
Methanex Corp. (b)	437	20,136
New Gold, Inc. (a)	1,806	7,765
Osisko Gold Royalties, Ltd.	231	3,267
Pan American Silver Corp. (b)	1,193	11,042
Potash Corp. of Saskatchewan, Inc.	5,025	178,180
SEMAFO, Inc. (a)	2,407	6,193
Sherritt International Corp.	2,840	7,356
Silver Wheaton Corp.	1,998	40,762
Tanzanian Royalty Exploration Corp. (a)	966	600
Teck Resources, Ltd. (Class B)	2,460	33,727
Thompson Creek Metals Co., Inc. (a)	764	1,273
Turquoise Hill Resources, Ltd. (a)	5,879	18,222
West Fraser Timber Co., Ltd. (b)	175	10,043
Winpak, Ltd.	388	11,219
Yamana Gold, Inc.	4,901	19,845

		922,641

DENMARK — 1.0%
Chr Hansen Holding A/S	521	23,223
Novozymes A/S (Class B)	1,199	50,620

		73,843

FINLAND — 1.7%
SSAB (a)(b)	857	11,656
Stora Enso Oyj	5,407	48,645
UPM-Kymmene Oyj	3,809	62,776

		123,077

FRANCE — 4.6%
Air Liquide SA	1,758	218,789
Arkema SA	398	26,522
Eramet (a)(b)	24	2,222
Lafarge SA	1,133	79,627

		327,160

GERMANY — 11.4%
BASF SE	4,734	400,299
Evonik Industries AG	293	9,617
Fuchs Petrolub SE Preference Shares	229	9,226
HeidelbergCement AG	744	52,945
K+S AG (b)	1,140	31,610
Lanxess AG	424	19,730
Linde AG	960	179,126
Salzgitter AG	436	12,351
Symrise AG	524	31,786
ThyssenKrupp AG (a)	2,174	55,928
Wacker Chemie AG (b)	79	8,704

		811,322

GREECE — 0.1%
Titan Cement Co. SA	310	7,191

HONG KONG — 0.2%
Fosun International, Ltd.	8,500	11,136

IRELAND — 2.2%
CRH PLC	4,646	111,876
James Hardie Industries PLC	2,189	23,646
Smurfit Kappa Group PLC	945	21,383

		156,905

ISRAEL — 0.5%
Caesarstone Sdot-Yam, Ltd. (b)	153	9,153
Frutarom Industries, Ltd.	373	11,550
Israel Chemicals, Ltd.	2,306	16,758

		37,461

ITALY — 0.1%
Buzzi Unicem SpA	645	8,203

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

JAPAN — 18.8%
Air Water, Inc.	1,000	$15,981
Asahi Kasei Corp.	6,833	63,004
Daicel Corp.	2,000	23,654
Denki Kagaku Kogyo Kabushiki Kaisha	7,855	29,089
DIC Corp. (b)	3,000	7,281
Fuji Seal International, Inc.	300	8,845
Hitachi Metals, Ltd.	1,000	17,198
JFE Holdings, Inc. (b)	3,756	84,459
JSR Corp.	2,273	39,357
Kaneka Corp. (b)	2,000	10,809
Kansai Paint Co., Ltd.	1,000	15,622
Kobe Steel, Ltd. (b)	25,641	44,697
Kuraray Co., Ltd. (b)	1,100	12,643
Maruichi Steel Tube, Ltd. (b)	300	6,433
Mitsubishi Chemical Holdings Corp.	9,502	46,640
Mitsubishi Gas Chemical Co., Inc.	2,000	10,126
Mitsubishi Materials Corp. (b)	6,866	23,021
Mitsui Chemicals, Inc.	9,876	28,336
Mitsui Mining & Smelting Co., Ltd.	3,809	9,308
Nihon Nohyaku Co., Ltd.	900	10,487
Nippon Kayaku Co., Ltd.	1,000	12,578
Nippon Paint Holdings Co., Ltd.	1,000	29,359
Nippon Paper Industries Co., Ltd. (b)	500	7,240
Nippon Shokubai Co., Ltd.	1,000	13,253
Nippon Steel & Sumitomo Metal Corp. (b)	58,506	146,832
Nissan Chemical Industries, Ltd. (b)	500	9,175
Nitto Denko Corp.	1,076	60,784
OJI Paper Co., Ltd.	7,000	25,280
Rengo Co., Ltd. (b)	2,000	8,291
Shin-Etsu Chemical Co., Ltd.	2,467	161,854
Showa Denko KK (b)	5,000	6,214
Sumitomo Chemical Co., Ltd. (b)	11,838	47,295
Sumitomo Metal Mining Co., Ltd.	3,927	59,284
T&K Toka Co., Ltd.	300	5,815
Taiheiyo Cement Corp.	12,744	40,285
Teijin, Ltd.	13,805	36,961
The Pack Corp.	400	7,640
Tomoku Co., Ltd.	3,000	7,131
Toray Industries, Inc. (b)	11,838	95,597
Tosoh Corp.	3,000	14,663
Toyo Seikan Group Holdings, Ltd.	700	8,828
Ube Industries, Ltd.	13,866	20,817
Zeon Corp.	1,000	9,066

		1,341,232

LUXEMBOURG — 0.9%
APERAM SA (a)(b)	357	10,620
ArcelorMittal (b)	4,996	54,941

		65,561

NETHERLANDS — 2.1%
Akzo Nobel NV	1,267	88,385
Koninklijke DSM NV	963	59,010

		147,395

NEW ZEALAND — 0.2%
Fletcher Building, Ltd.	2,336	15,154

NORWAY — 1.3%
Norsk Hydro ASA	6,898	39,046
Yara International ASA	1,290	57,433

		96,479

PORTUGAL — 0.4%
Semapa-Sociedade de Investimento e Gestao	2,216	26,882

SOUTH KOREA — 4.3%
Aekyung Petrochemical Co., Ltd. (a)	175	9,951
ENF Technology Co., Ltd. (a)	1,029	6,188
Hanwha Chemical Corp. (a)	440	4,724
Hanwha Corp. (a)	310	8,814
Hyosung Corp. (a)	135	8,401
Hyundai Steel Co. (a)	307	17,736
Korea Zinc Co., Ltd. (a)	92	33,773
Kukdo Chemical Co., Ltd. (a)	190	7,104
LG Chem, Ltd. (a)	291	47,920
Lotte Chemical Corp. (a)	84	12,228
OCI Co., Ltd. (a)	103	7,365
POSCO ADR	1,597	101,904
Samsung SDI Co., Ltd. (a)	177	18,680
Samyoung Chemical Co., Ltd. (a)	4,710	6,535
Taekwang Industrial Co., Ltd. (a)	7	7,362
Wonik Materials Co., Ltd. (a)	230	9,542

		308,227

SWEDEN — 0.7%
Boliden AB	1,462	23,438
Hexpol AB	133	12,513
SSAB AB, (Series A) (a)(b)(c)	2,594	15,117

		51,068

SWITZERLAND — 5.3%
Clariant AG (a)	1,475	24,820
EMS-Chemie Holding AG	43	17,472
Givaudan SA (a)	40	72,178
Holcim, Ltd. (a)	1,176	84,444
Sika AG	5	14,774
Syngenta AG	480	154,581
Youlchon Chemical Co., Ltd. (a)	840	8,827

		377,096

UNITED KINGDOM — 17.8%
Alent PLC	1,351	6,762
Anglo American PLC	7,432	139,118
Antofagasta PLC	2,055	24,112
BHP Billiton PLC	11,576	250,622
Croda International PLC	699	29,014
DS Smith PLC	3,231	16,222
Elementis PLC	1,851	7,556
Essentra PLC	1,227	14,005
Fresnillo PLC (b)	742	8,862
Glencore PLC (a)	56,825	264,750
Johnson Matthey PLC	1,355	71,771
Lonmin PLC (a)	1,534	4,253
Mondi PLC	1,747	28,602
Randgold Resources, Ltd.	704	48,080
Rexam PLC	3,494	24,723
Rio Tinto PLC	6,563	307,001
RPC Group PLC	815	6,316
Vedanta Resources PLC	816	7,310

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

Victrex PLC	441	$14,317

		1,273,396

TOTAL COMMON STOCKS —
(Cost $10,957,173)		7,117,228

RIGHTS — 0.0% (d)
UNITED KINGDOM — 0.0% (d)
RPC Group PLC (expiring 01/07/15) (a) (Cost $0)	272	743

SHORT TERM INVESTMENTS — 9.4%
UNITED STATES — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	640,550	640,550
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	31,511	31,511

TOTAL SHORT TERM INVESTMENT —
(Cost $672,061)		672,061

TOTAL INVESTMENTS — 109.0%
(Cost $11,629,234)		7,790,032
OTHER ASSETS & LIABILITIES — (9.0)%		(645,802)

NET ASSETS — 100.0%		$7,144,230

(a)	Non-income producing security
(b)	A portion of the security was on loan at December 31, 2014.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Oversight Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs (see accompanying Notes to Schedules of Investments).
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Chemicals	43.6%
Metals & Mining	42.7
Construction Materials	6.8
Paper & Forest Products	3.3
Containers & Packaging	2.9
Electronic Equipment, Instruments & Components	0.3
Short Term Investments	9.4
Other Assets & Liabilities	(9.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs except for SSAB, which was Level 2 and part of the Metals & Mining Industry, representing 0.16% of net assets (see accompanying Notes to Schedules of Investments).

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.1%
carsales.com, Ltd. (a)	3,036	$25,889
Computershare, Ltd. (a)	6,891	66,543
iProperty Group, Ltd. (b)	937	2,055
Iress, Ltd.	3,289	28,826

		123,313

AUSTRIA — 0.1%
ams AG	394	14,374

BELGIUM — 0.2%
Barco NV	301	21,212

CANADA — 3.9%
Avigilon Corp. (a)(b)	261	4,322
Blackberry, Ltd. (a)(b)	5,472	60,188
Canadian Solar, Inc. (b)	341	8,249
Celestica, Inc. (b)	2,902	34,200
CGI Group, Inc. (Class A) (b)	3,021	115,519
Constellation Software, Inc. (a)	271	80,824
DH Corp. (a)	1,408	44,577
Mitel Networks Corp. (b)	101	1,080
Open Text Corp.	1,364	79,620
Redknee Solutions, Inc. (a)(b)	549	1,773
Sandvine Corp. (b)	700	1,976

		432,328

DENMARK — 0.3%
SimCorp A/S	1,163	30,711

FINLAND — 2.9%
Nokia Oyj	35,954	285,400
Tieto Oyj	1,325	34,488

		319,888

FRANCE — 4.6%
Alcatel-Lucent (a)(b)	29,255	105,138
AtoS	721	57,843
Cap Gemini SA	1,707	122,859
Criteo SA ADR (b)	220	8,892
Dassault Systemes	1,312	80,237
Ingenico	563	59,460
Inside Secure SA (b)	255	808
Neopost SA	512	29,209
SOITEC (a)(b)	968	1,183
Sopra Group SA	27	2,075
UbiSoft Entertainment (b)	1,980	36,334

		504,038

GERMANY — 9.0%
Aixtron SE (b)	1,545	17,518
Dialog Semiconductor PLC (b)	929	32,965
Infineon Technologies AG	11,778	126,059
RIB Software AG	90	1,191
SAP SE	9,265	653,160
Software AG (a)	689	16,841
United Internet AG	1,423	64,546
Wincor Nixdorf AG	630	30,653
Wirecard AG	1,104	48,700

		991,633

HONG KONG — 0.8%
ASM Pacific Technology, Ltd.	4,049	38,637
China Innovationpay Group, Ltd. (a)(b)	40,000	3,198
China Mobile Games & Entertainment Group, Ltd. ADR (b)	88	1,578
Landing International Development, Ltd. (b)	25,000	967
PAX Global Technology, Ltd. (b)	3,000	3,095
United Photovoltaics Group, Ltd. (a)(b)	24,000	3,187
VTech Holdings, Ltd. (a)	2,271	32,565
Yunbo Digital Synergy Group, Ltd. (b)	2,000	970

		84,197

IRELAND — 0.1%
FleetMatics Group PLC (a)(b)	230	8,163
King Digital Entertainment PLC (a)	365	5,606

		13,769

ISRAEL — 2.0%
Check Point Software Technologies, Ltd. (a)(b)	1,577	123,905
EZchip Semiconductor, Ltd. (b)	36	698
Ituran Location and Control, Ltd.	1,002	22,126
NICE Systems, Ltd.	812	41,127
Stratasys, Ltd. (a)(b)	359	29,837
Tower Semiconductor, Ltd. (b)	98	1,299
Wix.com, Ltd. (b)	54	1,134

		220,126

JAPAN — 32.6%
Advantest Corp. (a)	2,478	31,229
Alps Electric Co., Ltd.	2,547	49,051
Anritsu Corp. (a)	1,800	12,626
Azbil Corp. (a)	1,586	36,907
Brother Industries, Ltd.	3,248	59,707
Canon, Inc. (a)	10,419	333,743
Citizen Holdings Co., Ltd.	4,155	32,368
COLOPL, Inc. (a)	300	6,846
Dena Co., Ltd. (a)	1,300	15,679
FUJIFILM Holdings Corp. (a)	4,925	152,028
Fujitsu, Ltd.	20,688	111,175
GungHo Online Entertainment, Inc. (a)(b)	3,800	13,977
Hamamatsu Photonics K.K.	900	43,388
Hirose Electric Co., Ltd. (a)	394	46,270
Hitachi High-Technologies Corp.	1,177	34,359
Hitachi, Ltd.	46,325	348,012
Horiba, Ltd. (a)	886	29,670
Hoya Corp.	4,435	151,847
Ibiden Co., Ltd.	1,970	29,379
IT Holdings Corp.	1,779	26,990
Japan Digital Laboratory Co., Ltd.	1,483	20,050
Japan Display, Inc. (a)(b)	2,350	7,252
Kakaku.com, Inc. (a)	1,700	24,686
Keyence Corp.	392	175,933
Konami Corp.	1,385	25,645
Konica Minolta Holdings, Inc. (a)	5,806	64,164
Kyocera Corp.	3,783	175,306
Mitsumi Electric Co., Ltd. (a)	1,779	14,289
Murata Manufacturing Co., Ltd.	2,169	239,703
NEC Corp.	28,578	84,141
Nexon Co., Ltd.	1,800	16,890
Nintendo Co., Ltd.	1,083	113,860
Nippon Electric Glass Co., Ltd.	6,933	31,515
Nomura Research Institute, Ltd. (a)	1,372	42,398

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

NTT Data Corp. (a)	1,792	$67,483
Obic Co., Ltd.	1,090	35,774
Oki Electric Industry Co., Ltd. (a)	10,776	20,852
Omron Corp.	2,461	111,868
Otsuka Corp. (a)	800	25,489
Renesas Electronics Corp. (b)	1,500	10,297
Ricoh Co., Ltd. (a)	6,901	70,740
Rohm Co., Ltd.	1,180	72,437
SCREEN Holdings Co., Ltd.	6,937	41,369
SCSK Corp.	1,000	25,272
Seiko Epson Corp. (a)	1,570	66,652
Sumco Corp. (a)(b)	1,878	27,396
Taiyo Yuden Co., Ltd.	1,784	21,114
TDK Corp.	1,478	88,265
Tokyo Electron, Ltd.	1,870	143,820
Trend Micro, Inc. (a)(b)	1,181	32,900
Wacom Co., Ltd. (a)	2,200	8,569
Yahoo! Japan Corp. (a)	13,919	50,501
Yaskawa Electric Corp. (a)	3,312	42,873
Yokogawa Electric Corp. (a)	3,035	33,743

		3,598,497

NETHERLANDS — 7.2%
ASM International NV	877	37,249
ASML Holding NV	4,318	467,637
Cimpress NV (a)(b)	629	47,074
Gemalto NV (a)	939	77,185
NXP Semiconductor NV (b)	2,250	171,900

		801,045

NEW ZEALAND — 0.1%
Xero, Ltd. (a)(b)	650	8,205

NORWAY — 0.2%
Nordic Semiconductor ASA (b)	394	2,480
Opera Software ASA (a)	862	10,922
REC Silicon ASA (a)(b)	14,061	3,346
REC Solar ASA (b)	138	1,878

		18,626

SINGAPORE — 1.3%
Flextronics International, Ltd. (b)	9,102	101,760
IGG, Inc. (a)	4,000	1,424
Venture Corp., Ltd.	6,925	41,129

		144,313

SOUTH KOREA — 21.3%
Actoz Soft Co., Ltd. (b)	64	1,951
AfreecaTV Co., Ltd.	97	2,361
Bluecom Co., Ltd.	137	1,751
Com2uSCorp (b)	76	9,369
Daum Kakao Corp. (b)	109	12,257
Dongbu HiTek Co., Ltd. (b)	320	1,344
Eo Technics Co., Ltd.	37	4,218
Gamevil, Inc. (b)	54	5,930
GemVax & Kael Co., Ltd. (b)	231	3,258
Gigalane Co., Ltd. (b)	108	1,110
Joymax Co., Ltd. (b)	49	1,217
KCP Co., Ltd.	116	2,818
KH Vatec Co., Ltd.	54	2,061
LG Display Co., Ltd. ADR (b)	5,153	78,068
LG Innotek Co., Ltd. (b)	207	21,187
Lumens Co., Ltd. (b)	293	1,879
NAVER Corp.	289	187,206
NCSoft Corp.	175	28,977
Neowiz Games Corp. (b)	57	1,180
Nexon GT Co., Ltd. (b)	93	1,079
NHN Entertainment Corp. (b)	247	19,663
Partron Co., Ltd.	870	9,300
Sam Young Electronics Co., Ltd.	2,239	24,139
Samsung Electro-Mechanics Co., Ltd.	652	32,447
Samsung Electronics Co., Ltd. GDR	2,554	1,545,170
Samsung SDI Co., Ltd.	388	40,948
Seoul Semiconductor Co., Ltd.	581	10,677
SK C&C Co., Ltd.	230	44,675
SK Communications Co., Ltd. (b)	218	1,319
SK Hynix, Inc. (b)	5,448	236,676
SundayToz Corp. (b)	190	2,973
Texcell-NetCom Co., Ltd. (b)	1,134	2,301
Tovis Co., Ltd.	124	1,850
WeMade Entertainment Co., Ltd. (b)	78	2,682
Wonik IPS Co., Ltd. (b)	334	4,239

		2,348,280

SPAIN — 1.6%
Amadeus IT Holding SA	4,059	162,500
Indra Sistemas SA	1,626	15,878

		178,378

SWEDEN — 4.1%
Hexagon AB, (Class B)	2,757	85,229
Net Entertainment NE AB (Class B) (b)	105	3,527
Telefonaktiebolaget LM Ericsson (Class B)	30,607	368,891

		457,647

SWITZERLAND — 1.1%
Logitech International SA (a)	2,115	28,629
Myriad Group AG (a)(b)	738	3,171
STMicroelectronics NV	7,558	56,657
Temenos Group AG (b)	1,109	39,621

		128,078

UNITED KINGDOM — 5.1%
ARM Holdings PLC	14,322	222,199
Aveva Group PLC	1,162	23,808
CSR PLC	1,237	16,510
Fidessa Group PLC	165	6,149
Imagination Technologies Group PLC (b)	3,019	10,780
Just Eat PLC (a)(b)	2,393	11,556
Micro Focus International PLC	734	12,367
Moneysupermarket.com Group PLC	1,271	4,635
Pace PLC	1,626	8,800
Playtech PLC	492	5,286
RM PLC	531	1,259
Spectris PLC	1,756	57,554
Spirent Communications PLC	10,510	12,414
Telecity Group PLC	3,007	37,720
The Sage Group PLC	16,691	121,200
Xaar PLC	447	2,687
Zoopla Property Group PLC (a)(c)	1,428	4,375

		559,299

UNITED STATES — 0.1%
Kofax, Ltd. (b)	268	1,885

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

LivePerson, Inc. (b)	297	$4,154

		6,039

TOTAL COMMON STOCKS —
(Cost $11,150,221)		11,003,996

SHORT TERM INVESTMENTS — 14.4%
UNITED STATES — 14.4%
MONEY MARKET FUNDS — 14.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,502,988	1,502,988
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	80,224	80,224

TOTAL SHORT TERM INVESTMENT —
(Cost $1,583,212)		1,583,212

TOTAL INVESTMENTS — 114.1%
(Cost $12,733,433)		12,587,208
OTHER ASSETS & LIABILITIES — (14.1)%		(1,551,983)

NET ASSETS — 100.0%		$11,035,225

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.0% of net assets as of December 31, 2014, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Technology Hardware, Storage & Peripherals	23.6%
Electronic Equipment, Instruments & Components	21.9
Semiconductors & Semiconductor Equipment	16.7
Software	15.7
IT Services	9.6
Communications Equipment	7.6
Internet Software & Services	4.6
Short Term Investments	14.4
Other Assets & Liabilities	(14.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
AUSTRALIA — 4.5%
Telstra Corp., Ltd.	389,535	$1,903,093
TPG Telecom, Ltd.	33,793	186,668

		2,089,761

BELGIUM — 1.0%
Belgacom SA	12,254	446,321

CANADA — 4.7%
BCE, Inc. (a)(b)	3,131	144,027
BCE, Inc. (b)	16,556	759,258
Rogers Communications, Inc. (Class B)	16,066	624,325
TELUS Corp.	18,363	661,803

		2,189,413

DENMARK — 1.2%
TDC A/S	70,561	541,555

FINLAND — 0.8%
Elisa Oyj	13,744	376,025

FRANCE — 10.3%
Iliad SA	2,272	546,273
Orange SA	125,056	2,141,235
Vivendi SA (c)	84,205	2,108,151

		4,795,659

GERMANY — 7.5%
Deutsche Telekom AG	166,699	2,672,713
Drillisch AG (a)	4,860	173,955
Freenet AG	11,962	342,976
Telefonica Deutschland Holding AG (c)	60,960	325,597

		3,515,241

HONG KONG — 1.8%
Alibaba Health Information Technology, Ltd. (c)	198,000	129,960
HKT Trust/HKT, Ltd.	324,064	422,064
PCCW, Ltd.	455,111	311,043

		863,067

ISRAEL — 0.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	177,374	316,784

ITALY — 2.8%
Telecom Italia SpA (b)	271,434	227,779
Telecom Italia SpA (b)(c)	1,034,893	1,104,505

		1,332,284

JAPAN — 18.7%
KDDI Corp. (a)	33,677	2,145,137
Nippon Telegraph & Telephone Corp.	32,113	1,663,571
NTT DoCoMo, Inc.	121,087	1,785,578
Softbank Corp.	52,659	3,166,699

		8,760,985

LUXEMBOURG — 1.2%
COLT Group SA (c)	70,222	146,722
Millicom International Cellular SA	5,698	423,988

		570,710

NETHERLANDS — 1.9%
Koninklijke KPN NV	278,039	884,167

NEW ZEALAND — 0.5%
Spark New Zealand, Ltd.	91,699	223,258

NORWAY — 2.5%
Telenor ASA	59,076	1,193,725

SINGAPORE — 4.7%
Singapore Telecommunications, Ltd.	661,539	1,947,024
StarHub, Ltd.	75,000	234,888

		2,181,912

SOUTH KOREA — 2.9%
KT Corp. ADR (c)	23,103	326,214
LG Uplus Corp. (c)	19,788	207,035
SK Telecom Co., Ltd. ADR (a)	31,166	841,794

		1,375,043

SPAIN — 6.8%
Telefonica SA	220,171	3,175,702

SWEDEN — 3.3%
Tele2 AB	27,822	337,457
TeliaSonera AB	187,386	1,206,433

		1,543,890

SWITZERLAND — 2.2%
Swisscom AG	1,946	1,023,283

UNITED KINGDOM — 19.2%
BT Group PLC	439,836	2,753,544
Cable & Wireless Communications PLC	278,001	215,176
Inmarsat PLC	39,947	497,988
Jazztel PLC (c)	18,309	278,043
TalkTalk Telecom Group PLC (a)	51,628	244,803
Vodafone Group PLC	1,431,847	4,970,900

		8,960,454

TOTAL COMMON STOCKS —
(Cost $45,346,435)		46,359,239

SHORT TERM INVESTMENTS — 5.9%
UNITED STATES — 5.9%
MONEY MARKET FUNDS — 5.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,152,965	2,152,965
State Street Institutional Liquid Reserves Fund 0.07% (e)(f)	615,984	615,984

TOTAL SHORT TERM INVESTMENT —
(Cost $2,768,949)		2,768,949

TOTAL INVESTMENTS — 105.1%
(Cost $48,115,384)		49,128,188
OTHER ASSETS & LIABILITIES — (5.1)%		(2,384,184)

NET ASSETS — 100.0%		$46,744,004

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Non-income producing security
(d)	Investments of cash collateral for securities loaned
(e)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Diversified Telecommunication Services	67.0%
Wireless Telecommunication Services	32.2
Short Term Investments	5.9
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 3.7%
AGL Energy, Ltd.	72,959	$797,672
APA Group	122,321	745,755
AusNet Services (a)	185,949	202,388
DUET Group	149,183	294,222
Energy World Corp., Ltd. (b)	53,232	12,851
ERM Power, Ltd.	15,514	26,915
Infigen Energy (b)	88,278	17,338
Spark Infrastructure Group (a)	147,207	256,595

		2,353,736

AUSTRIA — 0.3%
EVN AG	3,205	38,782
Verbund AG (a)	7,111	131,609

		170,391

BELGIUM — 0.3%
Elia System Operator SA/NV	3,650	170,086

CANADA — 5.6%
Algonquin Power & Utilities Corp. (a)	18,839	156,795
Atco, Ltd. (Class I)	8,356	343,835
Atlantic Power Corp. (a)	12,889	35,053
Boralex, Inc. (Class A)	2,220	24,629
Canadian Utilities, Ltd. (Class A)	13,307	470,010
Capital Power Corp. (a)	9,085	203,937
Capstone Infrastructure Corp. (a)	10,314	28,495
Emera, Inc.	15,694	523,563
Fortis, Inc. (a)	30,038	1,010,387
Innergex Renewable Energy, Inc. (a)	9,351	91,714
Just Energy Group, Inc. (a)	11,699	61,412
Northland Power, Inc. (a)	9,825	129,699
Superior Plus Corp. (a)	14,041	145,350
TransAlta Corp. (a)	29,771	270,400
TransAlta Renewables, Inc.	2,398	23,768
Valener, Inc.	4,222	58,395

		3,577,442

CHINA — 0.8%
ENN Energy Holdings, Ltd.	83,000	470,931
HanKore Environment Tech Group, Ltd.	40,000	30,187

		501,118

FINLAND — 1.6%
Fortum Oyj	47,223	1,026,845

FRANCE — 10.3%
Albioma SA	1,853	36,974
EDF SA	32,269	891,250
GDF Suez	165,197	3,883,992
Rubis SCA (a)	3,873	221,556
Suez Environnement Co.	37,443	654,020
Theolia SA (b)	19,396	12,439
Veolia Environnement SA	51,829	925,370

		6,625,601

GERMANY — 8.5%
E.ON SE	217,542	3,736,645
RWE AG	54,909	1,704,254
RWE AG Preference Share	910	20,801

		5,461,700

HONG KONG — 8.7%
Cheung Kong Infrastructure Holdings, Ltd.	60,000	444,109
China Everbright Water, Ltd. (a)(b)(c)	291,781	192,643
China Ruifeng Renewable Energy, Ltd. (b)	80,000	12,276
China Water Industry Group, Ltd. (a)(b)	84,000	16,356
CLP Holdings, Ltd.	208,500	1,808,111
Hong Kong & China Gas Co., Ltd.	697,223	1,596,766
Power Assets Holdings, Ltd.	143,500	1,392,467
Towngas China Co., Ltd.	89,000	90,207
Zhongyu Gas Holdings, Ltd. (b)	94,000	21,819

		5,574,754

ITALY — 9.0%
A2A SpA	150,332	152,349
ACEA SpA	4,994	54,024
Ascopiave SpA	8,506	18,795
Edison SpA	12,168	12,574
Enel Green Power SpA	169,690	356,048
Enel SpA	705,279	3,154,251
Falck Renewables SpA	10,349	11,640
Hera SpA	67,172	158,093
Iren SpA	57,554	63,062
Snam SpA	223,821	1,110,422
Terna Rete Elettrica Nazionale SpA	153,999	700,663

		5,791,921

JAPAN — 12.0%
Chubu Electric Power Co., Inc. (b)	78,988	934,522
Electric Power Development Co., Ltd.	15,300	520,655
Eneres Co., Ltd. (b)	2,100	7,059
Hokkaido Electric Power Co., Inc. (a)(b)	22,500	180,721
Hokuriku Electric Power Co.	21,794	279,935
Japan Wind Development Co., Ltd. (b)	700	2,505
K&O Energy Group, Inc.	1,300	16,134
Kyushu Electric Power Co., Inc. (a)(b)	51,892	523,702
Osaka Gas Co., Ltd.	225,958	849,969
Saibu Gas Co., Ltd. (a)	37,000	81,163
Shikoku Electric Power Co., Inc. (b)	23,000	281,037
Shizuoka Gas Co., Ltd.	7,300	46,030
The Chugoku Electric Power Co., Inc.	33,787	445,252
The Kansai Electric Power Co., Inc. (b)	88,598	848,330
The Okinawa Electric Power Co., Inc.	2,000	63,639
The Tokyo Electric Power Co., Inc. (b)	89,999	369,319
Toho Gas Co., Ltd. (a)	57,000	281,446
Tohoku Electric Power Co., Inc.	55,272	648,171
Tokyo Gas Co., Ltd.	249,958	1,359,503

		7,739,092

NEW ZEALAND — 1.4%
Contact Energy, Ltd.	39,825	198,592
Genesis Energy, Ltd.	52,519	89,076
Infratil, Ltd.	59,761	140,128
Meridian Energy, Ltd.	138,084	189,950
Mighty River Power, Ltd.	75,031	174,760
TrustPower, Ltd.	5,848	36,109
Vector, Ltd.	27,363	59,669

		888,284

NORWAY — 0.0% (d)
Scatec Solar ASA (b)(c)	4,216	17,151

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Security Description	Shares	Value

PORTUGAL — 1.7%
EDP — Energias de Portugal SA	281,691	$1,096,888
REN — Redes Energeticas Nacionais SGPS SA	6,072	17,678

		1,114,566

SINGAPORE — 0.1%
CitySpring Infrastructure Trust	104,000	41,597
Hyflux, Ltd. (a)	64,000	40,812

		82,409

SOUTH KOREA — 2.1%
Busan City Gas Co., Ltd. (b)	194	6,169
E1 Corp. (b)	259	16,283
Hanjin Heavy Industries & Construction Holdings Co., Ltd. (b)	1,329	9,842
Kg Eco Technology Service Co., Ltd. (b)	2,278	10,777
Korea District Heating Corp. (b)	310	15,850
Korea Electric Power Corp. ADR (a)(b)	56,028	1,084,702
Korea Gas Corp. (b)	2,961	133,483
KyungDong City Gas Co., Ltd. (b)	227	22,924
Samchully Co., Ltd. (b)	256	32,374

		1,332,404

SPAIN — 11.3%
Acciona SA (a)(b)	2,808	190,958
EDP Renovaveis SA (a)	22,403	146,496
Enagas SA	23,633	748,815
Endesa SA	9,315	186,545
Gas Natural SDG SA	39,078	984,029
Iberdrola SA	584,131	3,956,116
Red Electrica Corp. SA	11,740	1,040,020

		7,252,979

SWITZERLAND — 0.1%
Alpiq Holding AG (b)	514	46,556
BKW AG	1,173	34,765
Energiedienst Holding AG	657	20,464

		101,785

UNITED KINGDOM — 22.2%
Abengoa Yield PLC (a)	2,853	77,944
APR Energy PLC	5,505	15,966
Centrica PLC	553,616	2,408,400
Drax Group PLC	44,013	316,097
Infinis Energy PLC	10,340	35,470
National Grid PLC	419,155	6,000,402
Pennon Group PLC	43,208	619,486
Severn Trent PLC	25,829	807,894
SSE PLC	107,321	2,714,259
Telecom Plus PLC	7,018	138,098
The Renewables Infrastructure Group, Ltd. (a)	41,428	67,181
United Utilities Group PLC	73,979	1,056,622

		14,257,819

TOTAL COMMON STOCKS —
(Cost $64,009,620)		64,040,083

WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
Theolia SA (expiring 6/9/16) (b) (Cost $0)	41,827	673

SHORT TERM INVESTMENTS — 5.4%
UNITED STATES — 5.4%
MONEY MARKET FUNDS — 5.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	2,804,476	2,804,476
State Street Institutional Liquid Reserves Fund 0.07% (f)(g)	647,400	647,400

TOTAL SHORT TERM INVESTMENT —
(Cost $3,451,876)		3,451,876

TOTAL INVESTMENTS — 105.1%
(Cost $67,461,496)		67,492,632
OTHER ASSETS & LIABILITIES — (5.1)%		(3,295,846)

NET ASSETS — 100.0%		$64,196,786

(a)	A portion of the security was on loan at December 31, 2014.
(b)	Non-income producing security
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.3% of net assets as of December 31, 2014, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned
(f)	Affiliated Fund managed by SSGA Funds Management, Inc. (see accompanying Notes to Schedules of Investments).
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
SCA = Societe en Commandite par Actions (partnership limited by shares)

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

INDUSTRY BREAKDOWN AS OF DECEMBER 31, 2014*

PERCENT OF
INDUSTRY **	NET ASSETS

Electric Utilities	42.9%
Multi-Utilities	34.2
Gas Utilities	14.2
Independent Power and Renewable Electricity Producers	4.4
Water Utilities	4.0
Commercial Services & Supplies	0.0 ***
Short Term Investments	5.4
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs (see accompanying Notes to Schedules of Investments).
***	Amount shown represents less than 0.05% of net assets.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2014 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets or exchanges when available. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has adopted procedures concerning securities valuation, under which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets or exchanges for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments.

The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Schedule of Investments.

The following table summarizes the inputs used in valuing the Funds’ investments as of December 31, 2014:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR STOXX Europe 50 ETF	$245,754,110	$—	$—	$245,754,110
SPDR EURO STOXX 50 ETF	3,939,105,341	—	—	3,939,105,341

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs		Total

SPDR EURO STOXX Small Cap ETF	$4,916,702	$—	$—		$4,916,702
SPDR S&P Emerging Asia Pacific ETF	752,225,607	713,541	—	*	752,939,148
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,414,535	14,778	—	*	4,429,313
SPDR S&P Russia ETF	23,551,914	—	—		23,551,914
SPDR S&P China ETF	1,185,355,847	3,445,266	—	*	1,188,801,113
SPDR S&P Emerging Markets ETF	229,428,437	146,437	—	*	229,574,874
SPDR S&P Emerging Markets Dividend ETF	508,384,047	—	—		508,384,047
SPDR S&P BRIC 40 ETF	134,338,018	—	—		134,338,018
SPDR S&P Emerging Europe ETF	51,451,275	—	—		51,451,275
SPDR S&P Emerging Latin America ETF	42,834,425	—	—	*	42,834,425
SPDR S&P Emerging Middle East & Africa ETF	57,949,695	6,918	—		57,956,613
SPDR S&P World ex-US ETF	764,299,368	106,589	—	*	764,405,957
SPDR S&P International Small Cap ETF	790,439,573	1,032,473	—	*	791,472,046
SPDR Dow Jones International Real Estate ETF	5,153,900,821	2,996,120	—		5,156,896,941
SPDR S&P Global Infrastructure ETF	125,188,605	—	—		125,188,605
SPDR S&P Global Natural Resources ETF	680,490,033	—	—		680,490,033
SPDR MSCI ACWI ex-US ETF	636,921,374	—	—		636,921,374
SPDR MSCI ACWI IMI ETF	77,842,740	—	—		77,842,740
SPDR MSCI ACWI Low Carbon Target ETF	87,913,747	—	—		87,913,747
SPDR MSCI EM 50 ETF	2,440,755	—	—		2,440,755
SPDR MSCI EM Beyond BRIC ETF	3,005,269	—	—		3,005,269
SPDR MSCI EAFE Quality Mix ETF	5,556,514	—	—		5,556,514
SPDR MSCI Emerging Markets Quality Mix ETF	5,676,961	45	—		5,677,006
SPDR MSCI World Quality Mix ETF	6,136,046	—	—		6,136,046
SPDR MSCI Australia Quality Mix ETF	8,093,433	—	—		8,093,433
SPDR MSCI Canada Quality Mix ETF	2,929,462	—	—		2,929,462
SPDR MSCI Germany Quality Mix ETF	8,060,697	—	—		8,060,697
SPDR MSCI Japan Quality Mix ETF	5,880,674	—	—		5,880,674
SPDR MSCI Mexico Quality Mix ETF	2,528,648	—	—		2,528,648
SPDR MSCI South Korea Quality Mix ETF	2,626,150	—	—		2,626,150
SPDR MSCI Spain Quality Mix ETF	7,748,667	—	—		7,748,667
SPDR MSCI Taiwan Quality Mix ETF	5,908,568	—	—		5,908,568
SPDR MSCI United Kingdom Quality Mix ETF	5,533,582	—	—		5,533,582
SPDR Russell/Nomura PRIME Japan ETF	18,455,964	—	—		18,455,964
SPDR Russell/Nomura Small Cap Japan ETF	70,654,554	14,513	—		70,669,067
SPDR S&P Global Dividend ETF	47,003,953	—	—		47,003,953
SPDR S&P International Dividend ETF	1,535,964,095	—	—		1,535,964,095
SPDR S&P International Mid Cap ETF	75,848,332	—	—		75,848,332
SPDR S&P Emerging Markets Small Cap ETF	513,633,066	1,812,638	—	*	515,445,704
SPDR Dow Jones Global Real Estate ETF	1,745,402,379	353,712	—		1,745,756,091

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR S&P International Consumer Discretionary Sector ETF	$17,270,048	$—	$—	$17,270,048
SPDR S&P International Consumer Staples Sector ETF	34,499,807	—	—	34,499,807
SPDR S&P International Energy Sector ETF	25,121,892	—	—	25,121,892
SPDR S&P International Financial Sector ETF	11,056,424	—	—	11,056,424
SPDR S&P International Health Care Sector ETF	85,604,023	—	—	85,604,023
SPDR S&P International Industrial Sector ETF	23,788,664	—	—	23,788,664
SPDR S&P International Materials Sector ETF	7,778,376	11,656	—	7,790,032
SPDR S&P International Technology Sector ETF	12,587,208	—	—	12,587,208
SPDR S&P International Telecommunications Sector ETF	49,128,188	—	—	49,128,188
SPDR S&P International Utilities Sector ETF	67,492,632	—	—	67,492,632

*	Fund held Level 3 securities that were valued at $0 at December 31, 2014.
**	Fund held Level 2 securities that were valued at $0 at December 31, 2014.

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$45,854	$—	$—	$45,854

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the period ended December 31, 2014. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at December 31, 2014:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$45,854	$—	$—	$45,854

(a)	Initial margin deposit on futures

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

Liability Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$—	$—	$—	$—

(a)	Payable for variation margin on futures contracts

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at December 31, 2014 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 9/30/14	9/30/14	Cost	Shares	Proceeds	Shares	at 12/31/14	12/31/14	Income	Gain/(Loss)

SPDR MSCI ACWI IMI ETF	932	$68,605	$8,230	105	$—	—	1,037	$81,405	$311	$—
SPDR MSCI ACWI Low Carbon Target ETF	—	—	93,004	1,188	—	—	1,188	93,258	356	—
SPDR MSCI World Quality Mix ETF	36	2,650	—	—	—	—	36	2,826	11	—

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund — Premier Class (formerly Institutional Class) (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSGA Funds Management, Inc. serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at December 31, 2014 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income

SPDR STOXX Europe 50 ETF	$1,265,544	$1,648,855	1,648,855	$1,267,102	1,267,102	$1,647,297	$30
SPDR EURO STOXX 50 ETF	11,687,767	31,734,943	31,734,943	11,947,709	11,947,709	31,475,001	551
SPDR EURO STOXX Small Cap ETF	11,709	44,052	44,052	11,711	11,711	44,050	1
SPDR S&P Emerging Asia Pacific ETF	4,643,520	7,022,069	7,022,069	4,883,536	4,883,536	6,782,053	799
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	346,611	346,611	28,152	28,152	318,459	6
SPDR S&P Russia ETF	38,242	902,665	902,665	67,129	67,129	873,778	49
SPDR S&P China ETF	948,043	61,547,622	61,547,622	54,021,992	54,021,992	8,473,673	440
SPDR S&P Emerging Markets ETF	2,601,157	13,788,155	13,788,155	12,931,111	12,931,111	3,458,201	412
SPDR S&P Emerging Markets Dividend ETF	8,920,769	12,975,435	12,975,435	19,161,950	19,161,950	2,734,254	283
SPDR S&P BRIC 40 ETF	526,416	3,349,560	3,349,560	2,144,955	2,144,955	1,731,021	67
SPDR S&P Emerging Europe ETF	4,982	1,798,078	1,798,078	259,467	259,467	1,543,593	30
SPDR S&P Emerging Latin America ETF	—	1,104,692	1,104,692	514,536	514,536	590,156	41
SPDR S&P Emerging Middle East & Africa ETF	—	1,384,771	1,384,771	226,468	226,468	1,158,303	6
SPDR S&P World ex-US ETF	—	11,724,691	11,724,691	1,477,457	1,477,457	10,247,234	121
SPDR S&P International Small Cap ETF	1,813,375	84,119,958	84,119,958	3,529,204	3,529,204	82,404,129	1,435
SPDR Dow Jones International Real Estate ETF	34,936,010	56,878,327	56,878,327	49,374,312	49,374,312	42,440,025	1,175

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Income

SPDR S&P Global Infrastructure ETF	$71,982	$3,164,652	3,164,652	$1,408,198	1,408,198	$1,828,436	$50
SPDR S&P Global Natural Resources ETF	1,378,033	15,438,741	15,438,741	9,103,724	9,103,724	7,713,050	353
SPDR MSCI ACWI ex-US ETF	172,949	7,193,881	7,193,881	401,445	401,445	6,965,385	119
SPDR MSCI ACWI IMI ETF	151,005	950,876	950,876	313,875	313,875	788,006	38
SPDR MSCI ACWI Low Carbon Target ETF	—	231,583	231,583	207,814	207,814	23,769	1
SPDR MSCI EM 50 ETF	266	79,617	79,617	27,106	27,106	52,777	2
SPDR MSCI EM Beyond BRIC ETF	—	50,041	50,041	4,785	4,785	45,256	1
SPDR MSCI EAFE Quality Mix ETF	1,339	71,760	71,760	4,558	4,558	68,541	1
SPDR MSCI Emerging Markets Quality Mix ETF	9,513	147,910	147,910	75,503	75,503	81,920	3
SPDR MSCI World Quality Mix ETF	10,265	223,997	223,997	173,972	173,972	60,290	3
SPDR MSCI Australia Quality Mix ETF	—	226,730	226,730	4,660	4,660	222,070	3
SPDR MSCI Canada Quality Mix ETF	2,012	58,329	58,329	4,544	4,544	55,797	1
SPDR MSCI Germany Quality Mix ETF	722	6,507	6,507	4,321	4,321	2,908	—
SPDR MSCI Japan Quality Mix ETF	1,009	54,200	54,200	4,654	4,654	50,555	1
SPDR MSCI Mexico Quality Mix ETF	479	—	—	429	429	50	—
SPDR MSCI South Korea Quality Mix ETF	5,570	42,163	42,163	5,571	5,571	42,162	2
SPDR MSCI Spain Quality Mix ETF	6	201,001	201,001	6,492	6,492	194,515	3
SPDR MSCI Taiwan Quality Mix ETF	35,826	9,593	9,593	35,830	35,830	9,589	2
SPDR MSCI United Kingdom Quality Mix ETF	8,151	95,156	95,156	4,522	4,522	98,785	1
SPDR Russell/Nomura PRIME Japan ETF	21,841	896,502	896,502	87,302	87,302	831,041	13
SPDR Russell/Nomura Small Cap Japan ETF	96,763	509,238	509,238	415,825	415,825	190,176	8
SPDR S&P Global Dividend ETF	259,380	643,831	643,831	307,015	307,015	596,196	13
SPDR S&P International Dividend ETF	14,252,632	22,828,405	22,828,405	15,283,131	15,283,131	21,797,906	515
SPDR S&P International Mid Cap ETF	36,002	5,620,277	5,620,277	473,807	473,807	5,182,472	109
SPDR S&P Emerging Markets Small Cap ETF	—	22,030,202	22,030,202	12,635,127	12,635,127	9,395,075	310
SPDR Dow Jones Global Real Estate ETF	13,698,796	25,068,719	25,068,719	20,012,013	20,012,013	18,755,502	697
SPDR S&P International Consumer Discretionary Sector ETF	51,426	202,780	202,780	132,936	132,936	121,270	8
SPDR S&P International Consumer Staples Sector ETF	245,715	235,169	235,169	376,027	376,027	104,857	8
SPDR S&P International Energy Sector ETF	140,815	255,672	255,672	176,646	176,646	219,841	4
SPDR S&P International Financial Sector ETF	130,752	348,752	348,752	268,446	268,446	211,058	13
SPDR S&P International Health Care Sector ETF	90,513	264,110	264,110	150,799	150,799	203,824	15
SPDR S&P International Industrial Sector ETF	44,378	185,110	185,110	56,699	56,699	172,789	4
SPDR S&P International Materials Sector ETF	62,190	22,678	22,678	53,357	53,357	31,511	3
SPDR S&P International Technology Sector ETF	6,109	159,350	159,350	85,235	85,235	80,224	4
SPDR S&P International Telecommunications Sector ETF	262,882	935,899	935,899	582,797	582,797	615,984	24
SPDR S&P International Utilities Sector ETF	554,052	792,147	792,147	698,799	698,799	647,400	15

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Cash Collateral

SPDR STOXX Europe 50 ETF	$3,067,594	$26,110,305	26,110,305	$29,177,899	29,177,899	$—	$26,555
SPDR EURO STOXX 50 ETF	58,567,565	773,152,205	773,152,205	826,158,668	826,158,668	5,561,102	1,293,893
SPDR S&P Emerging Asia Pacific ETF	37,269,587	52,870,095	52,870,095	45,703,932	45,703,932	44,435,750	88,342
SPDR S&P Small Cap Emerging Asia Pacific ETF	121,952	244,252	244,252	156,388	156,388	209,816	1,228
SPDR S&P China ETF	107,999,843	118,644,311	118,644,311	86,327,180	86,327,180	140,316,974	390,666
SPDR S&P Emerging Markets ETF	16,220,774	20,541,468	20,541,468	22,870,943	22,870,943	13,891,299	23,863

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

	Value at	Purchased		Sold		Value at	Income from
Prime Portfolio	9/30/14	Cost	Shares	Proceeds	Shares	12/31/14	Cash Collateral

SPDR S&P Emerging Markets Dividend ETF	$86,295,235	$68,339,450	68,339,450	$76,954,300	76,954,300	$77,680,385	$186,523
SPDR S&P BRIC 40 ETF	7,484,526	33,108,292	33,108,292	25,761,123	25,761,123	14,831,695	7,461
SPDR S&P Emerging Europe ETF	—	474,650	474,650	376,831	376,831	97,819	471
SPDR S&P Emerging Latin America ETF	3,699,954	14,668,583	14,668,583	13,012,466	13,012,466	5,356,071	5,759
SPDR S&P Emerging Middle East & Africa ETF	2,557,190	4,349,246	4,349,246	4,404,682	4,404,682	2,501,754	2,051
SPDR S&P World ex-US ETF	45,988,685	50,777,826	50,777,826	59,556,306	59,556,306	37,210,205	106,721
SPDR S&P International Small Cap ETF	88,577,906	36,638,654	36,638,654	40,343,627	40,343,627	84,872,933	329,276
SPDR Dow Jones International Real Estate ETF	50,286,709	621,573,441	621,573,441	418,902,601	418,902,601	252,957,549	234,315
SPDR S&P Global Infrastructure ETF	15,919,982	43,393,589	43,393,589	47,277,398	47,277,398	12,036,173	18,635
SPDR S&P Global Natural Resources ETF	25,897,021	153,925,105	153,925,105	140,645,708	140,645,708	39,176,418	56,930
SPDR MSCI ACWI ex-US ETF	28,112,331	42,572,939	42,572,939	42,033,320	42,033,320	28,651,950	59,313
SPDR MSCI ACWI IMI ETF	9,719,463	28,474,833	28,474,833	24,894,688	24,894,688	13,299,608	6,290
SPDR MSCI EM 50 ETF	141,809	917,358	917,358	938,289	938,289	120,878	118
SPDR MSCI EM Beyond BRIC ETF	67,275	228,512	228,512	231,564	231,564	64,223	104
SPDR Russell/Nomura PRIME Japan ETF	3,923,260	3,118,000	3,118,000	6,367,553	6,367,553	673,707	2,270
SPDR Russell/Nomura Small Cap Japan ETF	13,400,169	8,411,762	8,411,762	11,147,303	11,147,303	10,664,628	21,723
SPDR S&P Global Dividend ETF	5,629,316	11,062,912	11,062,912	8,968,678	8,968,678	7,723,550	9,411
SPDR S&P International Dividend ETF	219,686,389	221,182,200	221,182,200	252,884,182	252,884,182	187,984,407	500,839
SPDR S&P International Mid Cap ETF	8,645,480	6,313,606	6,313,606	5,393,044	5,393,044	9,566,042	17,221
SPDR S&P Emerging Markets Small Cap ETF	24,209,724	25,496,056	25,496,056	23,949,627	23,949,627	25,756,153	146,940
SPDR Dow Jones Global Real Estate ETF	36,031,602	107,071,671	107,071,671	102,358,120	102,358,120	40,745,153	45,449
SPDR S&P International Consumer Discretionary Sector ETF	3,636,022	5,338,014	5,338,014	6,695,437	6,695,437	2,278,599	5,219
SPDR S&P International Consumer Staples Sector ETF	2,614,374	6,433,073	6,433,073	7,105,980	7,105,980	1,941,467	2,520
SPDR S&P International Energy Sector ETF	2,934,069	4,936,024	4,936,024	5,512,866	5,512,866	2,357,227	3,376
SPDR S&P International Financial Sector ETF	443,839	1,782,013	1,782,013	1,773,284	1,773,284	452,568	971
SPDR S&P International Health Care Sector ETF	5,250,532	4,879,147	4,879,147	6,648,836	6,648,836	3,480,843	3,767
SPDR S&P International Industrial Sector ETF	2,817,118	2,299,226	2,299,226	3,115,668	3,115,668	2,000,676	1,899
SPDR S&P International Materials Sector ETF	790,923	932,771	932,771	1,083,144	1,083,144	640,550	597
SPDR S&P International Technology Sector ETF	1,440,406	3,445,007	3,445,007	3,382,425	3,382,425	1,502,988	2,078
SPDR S&P International Telecommunications Sector ETF	3,490,997	8,056,726	8,056,726	9,394,758	9,394,758	2,152,965	6,074
SPDR S&P International Utilities Sector ETF	3,015,709	11,789,301	11,789,301	12,000,534	12,000,534	2,804,476	18,713

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2014 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$265,774,535	$7,678,594	$27,699,019	$(20,020,425)
SPDR EURO STOXX 50 ETF	4,082,783,150	143,259,192	286,937,001	(143,677,809)
SPDR EURO STOXX Small Cap ETF	5,752,738	57,101	893,137	(836,036)
SPDR S&P Emerging Asia Pacific ETF	693,220,477	113,107,391	53,388,720	59,718,671
SPDR S&P Small Cap Emerging Asia Pacific ETF	4,523,670	385,864	480,221	(94,357)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Russia ETF	$40,397,966	$28,743	$16,874,795	$(16,846,052)
SPDR S&P China ETF	1,153,915,712	146,641,838	111,756,437	34,885,401
SPDR S&P Emerging Markets ETF	255,594,271	23,913,040	49,932,437	(26,019,397)
SPDR S&P Emerging Markets Dividend ETF	578,732,565	22,551,071	92,899,589	(70,348,518)
SPDR S&P BRIC 40 ETF	159,497,551	11,247,105	36,406,638	(25,159,533)
SPDR S&P Emerging Europe ETF	92,026,606	1,436,144	42,011,475	(40,575,331)
SPDR S&P Emerging Latin America ETF	65,083,980	3,894,878	26,144,433	(22,249,555)
SPDR S&P Emerging Middle East & Africa ETF	64,074,549	11,675,432	17,793,368	(6,117,936)
SPDR S&P World ex-US ETF	749,846,929	74,888,276	60,329,248	14,559,028
SPDR S&P International Small Cap ETF	896,306,204	56,478,861	161,313,019	(104,834,158)
SPDR Dow Jones International Real Estate ETF	4,591,356,574	694,805,720	129,265,353	565,540,367
SPDR S&P Global Infrastructure ETF	122,306,278	9,778,407	6,896,080	2,882,327
SPDR S&P Global Natural Resources ETF	748,507,588	27,773,762	95,791,317	(68,017,555)
SPDR MSCI ACWI ex-US ETF	670,226,274	65,257,246	98,562,146	(33,304,900)
SPDR MSCI ACWI IMI ETF	76,791,755	4,556,393	3,505,408	1,050,985
SPDR MSCI ACWI Low Carbon Target ETF	88,179,989	1,068,885	1,335,127	(266,242)
SPDR MSCI EM 50 ETF	2,679,896	169,335	408,476	(239,141)
SPDR MSCI EM Beyond BRIC ETF	3,139,691	192,751	327,173	(134,422)
SPDR MSCI EAFE Quality Mix ETF	6,036,476	108,660	588,622	(479,962)
SPDR MSCI Emerging Markets Quality Mix ETF	6,023,880	277,465	624,339	(346,874)
SPDR MSCI World Quality Mix ETF	6,073,592	387,830	325,376	62,454
SPDR MSCI Australia Quality Mix ETF	8,896,588	130,621	933,776	(803,155)
SPDR MSCI Canada Quality Mix ETF	3,071,951	134,584	277,073	(142,489)
SPDR MSCI Germany Quality Mix ETF	8,461,881	13,555	414,739	(401,184)
SPDR MSCI Japan Quality Mix ETF	6,032,809	257,174	409,309	(152,135)
SPDR MSCI Mexico Quality Mix ETF	2,988,788	930	461,070	(460,140)
SPDR MSCI South Korea Quality Mix ETF	2,993,999	27,188	395,037	(367,849)
SPDR MSCI Spain Quality Mix ETF	9,153,642	54,164	1,459,139	(1,404,975)
SPDR MSCI Taiwan Quality Mix ETF	6,006,620	196,935	294,987	(98,052)
SPDR MSCI United Kingdom Quality Mix ETF	6,039,943	63,255	569,616	(506,361)
SPDR Russell/Nomura PRIME Japan ETF	22,277,417	662,458	4,483,911	(3,821,453)
SPDR Russell/Nomura Small Cap Japan ETF	79,575,462	4,026,873	12,933,267	(8,906,394)
SPDR S&P Global Dividend ETF	47,159,611	1,870,892	2,026,550	(155,658)
SPDR S&P International Dividend ETF	1,697,548,592	62,399,672	223,984,169	(161,584,497)
SPDR S&P International Mid Cap ETF	78,370,250	4,315,733	6,837,651	(2,521,918)
SPDR S&P Emerging Markets Small Cap ETF	623,249,916	49,165,636	156,969,848	(107,804,212)
SPDR Dow Jones Global Real Estate ETF	1,540,353,572	229,651,924	24,249,405	205,402,519
SPDR S&P International Consumer Discretionary Sector ETF	17,288,714	1,363,385	1,382,051	(18,666)
SPDR S&P International Consumer Staples Sector ETF	33,450,076	3,308,282	2,258,551	1,049,731
SPDR S&P International Energy Sector ETF	30,588,185	279,302	5,745,595	(5,466,293)

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2014 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Financial Sector ETF	$12,386,944	$268,653	$1,599,173	$(1,330,520)
SPDR S&P International Health Care Sector ETF	76,400,380	11,260,069	2,056,427	9,203,642
SPDR S&P International Industrial Sector ETF	24,940,691	1,347,970	2,499,996	(1,152,026)
SPDR S&P International Materials Sector ETF	11,629,234	342,994	4,182,197	(3,839,203)
SPDR S&P International Technology Sector ETF	12,733,432	1,859,804	2,006,029	(146,225)
SPDR S&P International Telecommunications Sector ETF	48,115,384	3,265,992	2,253,188	1,012,804
SPDR S&P International Utilities Sector ETF	67,461,496	4,680,068	4,648,932	31,136

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham Ellen M. Needham President
Date: February 27, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham Ellen M. Needham President

By:	/s/ Chad Hallett Chad Hallett Treasurer
Date: February 27, 2015